Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Air Freight & Logistics - 1.3%
CH Robinson Worldwide, Inc.(a)	9,486	992,710
Expeditors International of Washington, Inc.	10,602	1,213,717

		2,206,427

Automobiles - 0.8%
Tesla, Inc.*	1,364	1,277,686

Banks - 0.1%
JPMorgan Chase & Co.	682	101,345

Beverages - 1.4%
PepsiCo, Inc.	12,958	2,248,472

Biotechnology - 4.1%
AbbVie, Inc.	11,098	1,519,205
Amgen, Inc.	10,602	2,408,138
Gilead Sciences, Inc.	20,150	1,383,902
Regeneron Pharmaceuticals, Inc.*	2,294	1,396,106
United Therapeutics Corp.*	806	162,707

		6,870,058

Capital Markets - 1.6%
Intercontinental Exchange, Inc.	5,766	730,322
Nasdaq, Inc.	4,526	811,104
S&P Global, Inc.	2,728	1,132,720

		2,674,146

Chemicals - 0.8%
Ecolab, Inc.	6,448	1,221,574
Linde plc	434	138,307

		1,359,881

Commercial Services & Supplies - 2.3%
Republic Services, Inc.	7,130	910,216
Tetra Tech, Inc.	7,192	1,001,054
Waste Connections, Inc.	7,192	896,842
Waste Management, Inc.	6,758	1,016,674

		3,824,786

Containers & Packaging - 0.5%
Sonoco Products Co.	14,260	807,686

Diversified Consumer Services - 0.2%
Service Corp. International	4,340	267,865

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc., Class B*	868	271,701

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	17,670	450,585
Iridium Communications, Inc.*(a)	29,140	1,045,543
Verizon Communications, Inc.	38,130	2,029,660

		3,525,788

Investments	Shares	Value ($)
Electric Utilities - 3.6%
American Electric Power Co., Inc.	9,052	818,301
Duke Energy Corp.	992	104,219
IDACORP, Inc.	12,276	1,353,061
NextEra Energy, Inc.	18,104	1,414,284
PNM Resources, Inc.	17,484	783,458
Portland General Electric Co.	11,098	583,089
Xcel Energy, Inc.	11,842	824,914

		5,881,326

Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	1,302	327,453
Crown Castle International Corp.	4,092	746,831
Equinix, Inc.	806	584,270
Essex Property Trust, Inc.	3,348	1,113,210
Extra Space Storage, Inc.	496	98,302
Public Storage	4,402	1,578,249
SBA Communications Corp.	930	302,659

		4,750,974

Food & Staples Retailing - 4.9%
Albertsons Cos., Inc., Class A	25,234	710,337
Costco Wholesale Corp.	7,378	3,726,849
Kroger Co. (The)	23,498	1,024,278
Walmart, Inc.	18,910	2,643,807

		8,105,271

Food Products - 0.9%
Hershey Co. (The)	7,316	1,441,764

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	8,308	1,058,938

Health Care Providers & Services - 0.7%
Chemed Corp.	2,604	1,221,042

Hotels, Restaurants & Leisure - 0.7%
Booking Holdings, Inc.*	496	1,218,240

Household Durables - 0.5%
Newell Brands, Inc.	37,944	880,680

Household Products - 2.6%
Clorox Co. (The)	4,712	790,956
Procter & Gamble Co. (The)	21,452	3,441,974

		4,232,930

Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	2,976	1,300,988

Insurance - 5.6%
Alleghany Corp.*	1,922	1,276,208
Aon plc, Class A	3,410	942,660
Assurant, Inc.	8,184	1,248,142
Chubb Ltd.	6,076	1,198,673
Markel Corp.*	682	840,729
Progressive Corp. (The)	11,594	1,259,804
Travelers Cos., Inc. (The)	9,114	1,514,565
W R Berkley Corp.	11,036	932,542

		9,213,323

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Interactive Media & Services - 5.5%
Alphabet, Inc., Class A*	1,364	3,691,079
Alphabet, Inc., Class C*	1,550	4,206,654
Meta Platforms, Inc., Class A*	3,720	1,165,327

		9,063,060

IT Services - 7.1%
Accenture plc, Class A	9,300	3,288,294
Akamai Technologies, Inc.*	5,208	596,576
Amdocs Ltd.	2,356	178,797
Automatic Data Processing, Inc.	5,704	1,175,994
Jack Henry & Associates, Inc.	7,750	1,300,528
Mastercard, Inc., Class A	2,232	862,400
VeriSign, Inc.*	2,728	592,467
Visa, Inc., Class A(a)	16,554	3,744,018

		11,739,074

Life Sciences Tools & Services - 1.7%
Charles River Laboratories International, Inc.*	2,170	715,579
ICON plc*	3,286	873,156
QIAGEN NV*	24,180	1,196,668

		2,785,403

Media - 1.5%
Cable One, Inc.(a)	496	766,186
Charter Communications, Inc., Class A*(a)	2,356	1,397,909
New York Times Co. (The), Class A	7,316	292,860

		2,456,955

Metals & Mining - 1.9%
Agnico Eagle Mines Ltd.(a)	15,748	752,440
Newmont Corp.	24,924	1,524,601
Royal Gold, Inc.	8,184	831,085

		3,108,126

Multiline Retail - 1.8%
Dollar General Corp.(a)	4,712	982,358
Target Corp.	9,114	2,008,999

		2,991,357

Multi-Utilities - 2.2%
Ameren Corp.	10,478	929,818
CMS Energy Corp.	7,936	510,920
Consolidated Edison, Inc.	8,556	739,666
WEC Energy Group, Inc.	15,376	1,492,087

		3,672,491

Pharmaceuticals - 10.0%
Bristol-Myers Squibb Co.	10,168	659,802
Eli Lilly & Co.	15,004	3,681,832
Johnson & Johnson	46,376	7,990,121
Merck & Co., Inc.	29,884	2,434,948
Zoetis, Inc.	8,804	1,758,951

		16,525,654

Professional Services - 1.1%
FTI Consulting, Inc.*(a)	5,828	849,780
Thomson Reuters Corp.	558	59,907
Verisk Analytics, Inc.	5,084	997,125

		1,906,812

Investments	Shares	Value ($)
Road & Rail - 2.0%
JB Hunt Transport Services, Inc.	5,084	978,873
Landstar System, Inc.	7,440	1,190,400
Old Dominion Freight Line, Inc.(a)	3,906	1,179,339

		3,348,612

Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp.	3,348	819,791

Software - 14.1%
Adobe, Inc.*	5,580	2,981,394
Atlassian Corp. plc, Class A*	2,480	804,363
Check Point Software Technologies Ltd.*	11,532	1,395,487
Intuit, Inc.	5,022	2,788,365
Microsoft Corp.	44,020	13,689,340
Nuance Communications, Inc.*	16,430	907,758
Tyler Technologies, Inc.*	1,736	822,517

		23,389,224

Specialty Retail - 4.5%
AutoZone, Inc.*	124	246,307
Home Depot, Inc. (The)	15,934	5,847,459
O’Reilly Automotive, Inc.*	2,170	1,414,298

		7,508,064

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	49,910	8,723,270

Water Utilities - 0.8%
American Water Works Co., Inc.	8,184	1,315,987

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc.*	9,548	1,032,807

TOTAL COMMON STOCKS (COST $140,171,241)		165,128,004

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.0%(b)

U.S. TREASURY OBLIGATIONS - 0.0%(b)
U.S. Treasury Bills 0.31%, 6/30/2022(c)(d) (Cost $34,955)	35,000	34,952

Total Investments - 99.8% (Cost $140,206,196)		165,162,956
Other assets less liabilities - 0.2%		280,282

Net Assets - 100.0%		165,443,238

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

(a)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $9,508,800, collateralized by $9,657,963 in U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 15, 2022 – November 15, 2051 and $1,607 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from April 20, 2022 – September 20, 2117; a total value of $9,659,570.

(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of the security pledged as collateral for Futures Contracts.
(d)	The rate shown was the current yield as of January 31, 2022.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® US Quality Low Volatility Index Fund had the following open futures contract as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
S&P 500 E-Mini Index	1	03/18/2022	USD	$225,213	$(9,907)

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.8%
Short-Term Investments	0.0 †
Others(1)	0.2

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.6%

Aerospace & Defense - 0.9%
Elbit Systems Ltd.	261	43,194
Singapore Technologies Engineering Ltd.	229,100	631,988

		675,182

Air Freight & Logistics - 1.0%
Deutsche Post AG (Registered)	2,987	177,433
DSV A/S	667	134,409
SG Holdings Co. Ltd.	23,200	488,866

		800,708

Auto Components - 0.6%
Bridgestone Corp.	2,900	126,168
Pirelli & C SpA(a)	51,243	357,987

		484,155

Automobiles - 0.0%(b)
Ferrari NV	145	32,980

Banks - 12.1%
Bank Hapoalim BM	65,279	671,124
Bank Leumi Le-Israel BM	72,906	774,314
Bankinter SA	42,166	245,322
BOC Hong Kong Holdings Ltd.	217,500	836,801
Chiba Bank Ltd. (The)	23,200	148,593
Commonwealth Bank of Australia(c)	1,827	120,663
DBS Group Holdings Ltd.	29,000	754,946
FinecoBank Banca Fineco SpA	33,176	550,602
Hang Seng Bank Ltd.	37,700	744,084
HSBC Holdings plc	30,682	217,184
Oversea-Chinese Banking Corp. Ltd.	52,200	481,407
Royal Bank of Canada	15,660	1,784,560
Shizuoka Bank Ltd. (The)	43,500	339,015
Sumitomo Mitsui Financial Group, Inc.	18,700	667,504
Swedbank AB, Class A	4,582	89,116
Toronto-Dominion Bank (The)	7,598	608,234
United Overseas Bank Ltd.	17,400	385,537

		9,419,006

Beverages - 0.4%
Budweiser Brewing Co. APAC Ltd.(a)	46,400	122,285
Suntory Beverage & Food Ltd.	5,800	221,983

		344,268

Capital Markets - 2.3%
Deutsche Boerse AG	3,683	649,023
Euronext NV(a)	1,566	149,743
Japan Exchange Group, Inc.	17,400	355,097
Singapore Exchange Ltd.	89,900	618,991

		1,772,854

Investments	Shares	Value ($)
Chemicals - 5.6%
Air Liquide SA	7,540	1,279,515
Akzo Nobel NV	1,073	110,132
Chr Hansen Holding A/S	2,842	226,682
Givaudan SA (Registered)	145	594,608
ICL Group Ltd.	27,666	247,255
Kansai Paint Co. Ltd.(c)	5,800	119,448
Koninklijke DSM NV	2,987	556,006
Novozymes A/S, Class B	9,222	629,269
Symrise AG	4,872	578,647

		4,341,562

Commercial Services & Supplies - 1.3%
Brambles Ltd.	50,866	346,550
Secom Co. Ltd.	6,900	484,093
Securitas AB, Class B	11,629	139,349

		969,992

Diversified Financial Services - 0.7%
Groupe Bruxelles Lambert SA	3,190	339,361
Industrivarden AB, Class C	2,233	68,635
Investor AB, Class A	1,972	44,409
L E Lundbergforetagen AB, Class B	580	29,366
Sofina SA	87	34,369

		516,140

Diversified Telecommunication Services - 5.8%
BT Group plc	132,733	348,238
Elisa OYJ	9,715	567,178
HKT Trust & HKT Ltd.	29,000	39,497
Koninklijke KPN NV	158,833	521,157
Nippon Telegraph & Telephone Corp.	23,200	657,795
Orange SA	29,551	345,180
Proximus SADP	12,905	262,061
Singapore Telecommunications Ltd.	197,200	354,395
Spark New Zealand Ltd.	2,639	7,505
Swisscom AG (Registered)	1,247	707,444
Telecom Italia SpA	584,988	272,932
Telefonica Deutschland Holding AG	84,477	240,535
Telia Co. AB	1,972	7,734
United Internet AG (Registered)	4,292	166,616

		4,498,267

Electric Utilities - 4.3%
Chubu Electric Power Co., Inc.	66,700	666,276
Emera, Inc.(c)	5,655	267,810
Fortis, Inc.	6,119	290,506
Hydro One Ltd.(a)	11,426	295,038
Iberdrola SA	73,428	836,298
Iberdrola SA*(d)	1,181	13,451
Power Assets Holdings Ltd.	101,500	622,859
Red Electrica Corp. SA	17,922	359,822

		3,352,060

Electronic Equipment, Instruments & Components - 1.1%
Halma plc	10,585	354,466

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Hirose Electric Co. Ltd.	1,900	280,486
Keyence Corp.	400	202,144

		837,096

Equity Real Estate Investment Trusts (REITs) - 0.4%
Link REIT	36,462	312,129

Food & Staples Retailing - 4.4%
Coles Group Ltd.	5,771	65,868
Etablissements Franz Colruyt NV	5,075	205,262
J Sainsbury plc(c)	91,843	358,204
Jeronimo Martins SGPS SA	11,919	285,395
Koninklijke Ahold Delhaize NV	23,548	759,055
Lawson, Inc.	4,400	192,458
Loblaw Cos. Ltd.	4,988	384,631
Tesco plc	118,668	472,856
Tsuruha Holdings, Inc.	2,500	200,260
Welcia Holdings Co. Ltd.	17,400	467,373

		3,391,362

Food Products - 5.6%
MEIJI Holdings Co. Ltd.	3,900	242,343
Nestle SA (Registered)	29,667	3,794,368
Yakult Honsha Co. Ltd.	5,800	292,958

		4,329,669

Gas Utilities - 1.6%
Osaka Gas Co. Ltd.	20,300	343,898
Snam SpA	28,188	156,730
Toho Gas Co. Ltd.	11,700	318,329
Tokyo Gas Co. Ltd.	20,300	407,850

		1,226,807

Health Care Equipment & Supplies - 2.3%
Coloplast A/S, Class B	2,871	414,561
ConvaTec Group plc(a)	30,044	70,742
Hoya Corp.	5,800	742,712
Sysmex Corp.	5,800	545,142

		1,773,157

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Holdings Co. Japan Ltd.	5,800	252,688

Household Durables - 0.9%
Rinnai Corp.	1,100	97,184
SEB SA	2,349	353,116
Sekisui House Ltd.(c)	11,600	233,006

		683,306

Household Products - 0.8%
Lion Corp.(c)	14,500	188,510
Reckitt Benckiser Group plc	5,568	449,040

		637,550

Independent Power and Renewable Electricity Producers - 0.8%
Uniper SE	13,833	620,272

Industrial Conglomerates - 1.6%
CK Hutchison Holdings Ltd.	43,500	307,943
Jardine Matheson Holdings Ltd.	11,600	682,544
Keppel Corp. Ltd.	53,200	222,298

		1,212,785

Investments	Shares	Value ($)
Insurance - 2.5%
Admiral Group plc	12,006	506,431
AIA Group Ltd.	5,800	59,989
Fairfax Financial Holdings Ltd.	1,276	615,827
Gjensidige Forsikring ASA	754	18,317
Medibank Pvt Ltd.(c)	138,185	300,837
Sampo OYJ, Class A	2,610	128,297
Tryg A/S	13,108	308,973

		1,938,671

IT Services - 2.3%
CGI, Inc.*	4,292	366,261
Fujitsu Ltd.	1,900	247,672
Itochu Techno-Solutions Corp.	5,800	156,546
Nomura Research Institute Ltd.	8,700	298,997
NTT Data Corp.	5,800	110,035
Obic Co. Ltd.	3,300	537,566
Shopify, Inc., Class A*	87	83,889

		1,800,966

Leisure Products - 0.3%
Shimano, Inc.	1,200	266,765

Machinery - 2.0%
GEA Group AG	8,091	378,673
Knorr-Bremse AG	2,494	250,669
Kone OYJ, Class B	9,251	593,393
Schindler Holding AG	1,305	322,518

		1,545,253

Marine - 0.8%
Hapag-Lloyd AG(a)	116	34,277
Kuehne + Nagel International AG (Registered)	2,059	575,649

		609,926

Media - 0.5%
Pearson plc	44,863	370,292

Metals & Mining - 0.5%
Franco-Nevada Corp.	2,958	390,903

Multiline Retail - 0.8%
Pan Pacific International Holdings Corp.	2,900	38,834
Wesfarmers Ltd.	16,414	609,564

		648,398

Oil, Gas & Consumable Fuels - 0.5%
Enbridge, Inc.	2,523	106,609
Idemitsu Kosan Co. Ltd.	11,600	294,971

		401,580

Personal Products - 1.1%
Beiersdorf AG	1,769	174,667
Kobayashi Pharmaceutical Co. Ltd.(c)	6,900	533,556
Unilever plc	2,581	131,154

		839,377

Pharmaceuticals - 12.1%
AstraZeneca plc	6,032	697,359
GlaxoSmithKline plc	71,978	1,586,633
Hikma Pharmaceuticals plc(c)	6,467	180,297

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Novartis AG (Registered)	1,218	104,826
Novo Nordisk A/S, Class B	27,260	2,694,663
Ono Pharmaceutical Co. Ltd.	5,800	139,583
Roche Holding AG	8,874	3,401,676
Roche Holding AG - BR	116	47,344
Sanofi	2,987	310,567
Santen Pharmaceutical Co. Ltd.	17,400	195,859

		9,358,807

Professional Services - 2.4%
RELX plc	27,521	838,165
SGS SA (Registered)	116	327,050
Wolters Kluwer NV	6,554	662,996

		1,828,211

Real Estate Management & Development - 3.5%
Azrieli Group Ltd.	116	10,396
CK Asset Holdings Ltd.	116,000	771,345
Daito Trust Construction Co. Ltd.	2,900	329,703
Henderson Land Development Co. Ltd.	145,000	633,180
New World Development Co. Ltd.	29,000	117,896
PSP Swiss Property AG (Registered)	2,001	240,494
Sun Hung Kai Properties Ltd.	53,500	650,092

		2,753,106

Road & Rail - 0.4%
MTR Corp. Ltd.	58,000	313,150

Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV	1,015	676,090

Software - 2.9%
Constellation Software, Inc.	319	549,145
Dassault Systemes SE	11,600	552,003
Nice Ltd.*	1,189	301,950
Open Text Corp.	5,742	274,684
Oracle Corp. Japan	2,900	214,433
Sage Group plc (The)	8,671	83,854
SAP SE	2,117	261,996

		2,238,065

Specialty Retail - 1.5%
ABC-Mart, Inc.	5,800	262,756
Nitori Holdings Co. Ltd.	3,400	483,923
Yamada Holdings Co. Ltd.	133,400	448,043

		1,194,722

Technology Hardware, Storage & Peripherals - 1.3%
Canon, Inc.	17,400	409,008
FUJIFILM Holdings Corp.	8,700	576,099

		985,107

Textiles, Apparel & Luxury Goods - 2.4%
Hermes International	551	814,399
LVMH Moet Hennessy Louis Vuitton SE	1,305	1,057,095

		1,871,494

Tobacco - 0.5%
Japan Tobacco, Inc.	20,300	404,150

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.3%
ITOCHU Corp.	23,200	738,333
MonotaRO Co. Ltd.	14,500	233,938

		972,271

Water Utilities - 0.9%
Pennon Group plc	23,432	340,468
United Utilities Group plc	25,549	365,916

		706,384

Wireless Telecommunication Services - 2.4%
KDDI Corp.	27,600	873,092
Rogers Communications, Inc., Class B	203	10,290
SoftBank Corp.	49,300	613,549
Vodafone Group plc	200,680	350,069

		1,847,000

TOTAL COMMON STOCKS (Cost $71,555,185)		76,444,683

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.8%
REPURCHASE AGREEMENTS - 0.8%
CF Secured LLC, 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $612,792, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.75%, maturing 4/30/2023 - 8/15/2045; total market value $625,647 (Cost $612,791)	612,791	612,791

Total Investments - 99.4% (Cost $72,167,976)		77,057,474
Other assets less liabilities - 0.6%		499,327

Net Assets - 100.0%		77,556,801

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.
(c)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $1,623,237, collateralized in the form of cash with a value of $612,791 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,189,823 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from April 25, 2022 – October 22, 2071; a total value of $1,802,614.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

(d)

Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $13,451, which represents approximately 0.02% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $612,791.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company

Futures Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI EAFE E-Mini Index	8	03/18/2022	USD	$894,120	$(21,722)

Forward Foreign Currency Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of January 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	29,362	Morgan Stanley	USD	38,821	03/16/2022	$562
GBP	32,978	Toronto-Dominion Bank (The)	USD	43,744	03/16/2022	490
NOK	178,434	Toronto-Dominion Bank (The)	USD	19,797	03/16/2022	201
SGD	19,677	Toronto-Dominion Bank (The)	USD	14,403	03/16/2022	147
USD	26,190	Morgan Stanley	AUD	35,872	03/16/2022	911
USD	51,663	Toronto-Dominion Bank (The)	AUD	72,119	03/16/2022	842
USD	35,322	Toronto-Dominion Bank (The)	CHF	32,481	03/16/2022	396
USD	69,640	Morgan Stanley	DKK	457,663	03/16/2022	623
USD	14,599	Toronto-Dominion Bank (The)	DKK	96,101	03/16/2022	106
USD	50,419	Citibank NA	EUR	43,946	03/16/2022	1,110
USD	27,691	Morgan Stanley	EUR	24,474	03/16/2022	232
USD	90,175	Toronto-Dominion Bank (The)	EUR	79,672	03/16/2022	782
USD	14,270	BNP Paribas SA	HKD	111,238	03/16/2022	4
USD	24,216	Bank of New York	ILS	75,021	03/16/2022	588
USD	39,530	BNP Paribas SA	JPY	4,551,622	03/16/2022	13
USD	34,646	Morgan Stanley	JPY	3,937,664	03/16/2022	459
USD	17,544	Toronto-Dominion Bank (The)	NZD	25,905	03/16/2022	543
USD	162,289	Morgan Stanley	SEK	1,470,449	03/16/2022	4,690

Total unrealized appreciation						$12,699

AUD	78,099	Toronto-Dominion Bank (The)	USD	55,873	03/16/2022	$(838)
DKK	159,689	Goldman Sachs & Co.	USD	24,262	03/16/2022	(181)
EUR	96,022	Toronto-Dominion Bank (The)	USD	108,515	03/16/2022	(777)
ILS	94,624	Citibank NA	USD	30,259	03/16/2022	(457)
JPY	5,612,519	BNP Paribas SA	USD	48,730	03/16/2022	(2)
JPY	6,358,285	Toronto-Dominion Bank (The)	USD	56,113	03/16/2022	(910)
NZD	22,203	Toronto-Dominion Bank (The)	USD	14,977	03/16/2022	(405)
SEK	319,815	Toronto-Dominion Bank (The)	USD	35,219	03/16/2022	(942)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	65,934	Morgan Stanley	CAD	83,893	03/16/2022	$(27)
USD	33,775	Toronto-Dominion Bank (The)	CAD	43,319	03/16/2022	(284)
USD	35,602	Morgan Stanley	NOK	320,120	03/16/2022	(275)

Total unrealized depreciation						$(5,098)

Net unrealized appreciation						$7,601

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2022:

Australia	1.9%
Belgium	1.1
Canada	7.8
Denmark	5.7
Finland	1.7
France	6.3
Germany	4.5
Hong Kong	7.1
Israel	2.6
Italy	1.8
Japan	22.8
Netherlands	4.2
New Zealand	0.0	†
Norway	0.0	†
Portugal	0.4
Singapore	5.3
Spain	1.9
Sweden	0.5
Switzerland	13.0
United Kingdom	10.0
Other[1]	1.4

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.6%
Securities Lending Reinvestments	0.8
Others(1)	0.6

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Air Freight & Logistics - 0.5%
Agility Public Warehousing Co. KSC	25,482	84,463

Auto Components - 0.7%
MRF Ltd.	120	116,021

Automobiles - 1.0%
Bajaj Auto Ltd.	2,640	126,111
Hero MotoCorp Ltd.	912	33,295

		159,406

Banks - 20.9%
Agricultural Bank of China Ltd., Class H	162,000	61,496
Al Rajhi Bank	7,170	283,215
Attijariwafa Bank	1,632	85,337
Banco de Credito del Peru, Class C	6,390	5,329
Bank Central Asia Tbk. PT	15,000	7,953
Bank of China Ltd., Class H	774,000	300,764
Bank of Communications Co. Ltd., Class H	138,000	92,383
Boubyan Bank KSCP*	2,520	6,706
Chang Hwa Commercial Bank Ltd.	127,200	80,718
China Construction Bank Corp., Class H	216,000	165,098
China Merchants Bank Co. Ltd., Class H	2,000	16,646
Commercial Bank PSQC (The)	20,976	41,191
Commercial International Bank Egypt SAE*	39,384	128,706
E.Sun Financial Holding Co. Ltd.	83,519	87,080
First Financial Holding Co. Ltd.	109,260	98,795
Grupo Elektra SAB de CV	360	23,630
Hua Nan Financial Holdings Co. Ltd.	135,484	106,433
ICICI Bank Ltd.	5,538	58,540
Industrial & Commercial Bank of China Ltd., Class H	384,000	231,950
Kuwait Finance House KSCP	51,420	153,802
Malayan Banking Bhd.	30,785	60,827
Masraf Al Rayan QSC	101,862	137,504
Mega Financial Holding Co. Ltd.	120,000	159,416
National Bank of Kuwait SAKP	38,760	132,570
Postal Savings Bank of China Co. Ltd., Class H(a)	126,000	104,387
Qatar Islamic Bank SAQ	24,744	133,200
Qatar National Bank QPSC	45,576	273,381
Saudi National Bank (The)	1,884	37,058
Sberbank of Russia PJSC	12,360	42,228
SinoPac Financial Holdings Co. Ltd.	114,000	67,423

Investments	Shares	Value ($)
Taiwan Cooperative Financial Holding Co. Ltd.	118,207	112,410

		3,296,176

Biotechnology - 0.0%(b)
Celltrion, Inc.	30	3,758

Capital Markets - 0.8%
Macquarie Korea Infrastructure Fund	11,304	126,590

Chemicals - 3.6%
Asian Paints Ltd.	3,906	164,999
PhosAgro PJSC	1,158	81,386
Pidilite Industries Ltd.	2,946	96,979
SABIC Agri-Nutrients Co.	2,982	134,321
Yanbu National Petrochemical Co.	4,710	85,114

		562,799

Commercial Services & Supplies - 0.6%
S-1 Corp.	1,800	101,236

Construction Materials - 0.8%
ACC Ltd.	894	27,384
LafargeHolcim Maroc SA	372	90,227

		117,611

Consumer Finance - 0.0%(b)
Bajaj Finance Ltd.	66	6,191

Diversified Financial Services - 0.7%
Far East Horizon Ltd.	120,000	102,648

Diversified Telecommunication Services - 5.9%
China Tower Corp. Ltd., Class H(a)	696,000	83,903
Chunghwa Telecom Co. Ltd.	39,000	164,755
Emirates Integrated Telecommunications Co. PJSC	50,334	89,073
Emirates Telecommunications Group Co. PJSC	13,536	121,981
Hellenic Telecommunications Organization SA	2,448	47,379
Itissalat Al-Maghrib	7,830	114,596
Saudi Telecom Co.	5,784	180,986
Telefonica Brasil SA	600	5,614
TIME dotCom Bhd.	112,800	114,808

		923,095

Electric Utilities - 0.9%
Manila Electric Co.	20,400	134,066

Electronic Equipment, Instruments & Components - 1.6%
Hon Hai Precision Industry Co. Ltd.	13,000	47,674
Synnex Technology International Corp.	42,000	102,078
WPG Holdings Ltd.	48,000	93,881

		243,633

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Entertainment - 0.3%
NetEase, Inc., ADR	420	43,411

Food & Staples Retailing - 1.8%
BIM Birlesik Magazalar A/S	13,212	69,283
InRetail Peru Corp.(a)	2,370	82,950
President Chain Store Corp.	9,000	85,748
Puregold Price Club, Inc.	66,840	48,647

		286,628

Food Products - 6.3%
Almarai Co. JSC	5,094	66,664
Dali Foods Group Co. Ltd.(a)	216,000	124,654
International Holding Co. PJSC*	2,940	121,905
Nestle Malaysia Bhd.	3,900	122,996
Orion Corp.*	768	61,924
Tingyi Cayman Islands Holding Corp.	60,000	124,193
Uni-President China Holdings Ltd.	114,000	107,457
Uni-President Enterprises Corp.	42,000	102,078
Want Want China Holdings Ltd.	162,000	158,519

		990,390

Gas Utilities - 1.9%
China Resources Gas Group Ltd.	16,000	80,025
ENN Energy Holdings Ltd.	6,400	101,447
Petronas Gas Bhd.	30,600	124,140

		305,612

Health Care Providers & Services - 4.0%
Apollo Hospitals Enterprise Ltd.	708	42,290
Bangkok Dusit Medical Services PCL, NVDR	163,800	110,200
Bangkok Dusit Medical Services PCL, Class F	17,400	11,706
Bumrungrad Hospital PCL, NVDR	25,800	109,260
Dr Sulaiman Al Habib Medical Services Group Co.	1,836	80,743
IHH Healthcare Bhd.	57,600	88,764
Mouwasat Medical Services Co.	1,902	100,577
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	46,800	91,109

		634,649

Hotels, Restaurants & Leisure - 1.0%
Jubilant Foodworks Ltd.	1,152	52,245
Yum China Holdings, Inc.	2,334	112,429

		164,674

Household Durables - 0.6%
Coway Co. Ltd.*	1,662	95,818

Independent Power and Renewable Electricity Producers - 0.1%
Unipro PJSC	726,000	22,619

Industrial Conglomerates - 0.4%
Enka Insaat ve Sanayi A/S	59,766	69,765

Insurance - 0.6%
Ping An Insurance Group Co. of China Ltd., Class H	12,000	93,722

Investments	Shares	Value ($)
Interactive Media & Services - 4.0%
Baidu, Inc., ADR*	282	45,047
Tencent Holdings Ltd.	9,600	581,105

		626,152

Internet & Direct Marketing Retail - 4.5%
Alibaba Group Holding Ltd., ADR*	4,608	579,640
JD.com cash in lieu of shares*(c)	457	17,571
JD.com, Inc., ADR*	1,314	98,392
Pinduoduo, Inc., ADR*	264	15,798

		711,401

IT Services - 3.9%
Infosys Ltd.	4,854	112,936
Mphasis Ltd.	210	8,742
Samsung SDS Co. Ltd.	222	25,874
Tata Consultancy Services Ltd.	7,254	363,198
Tech Mahindra Ltd.	5,454	108,097

		618,847

Life Sciences Tools & Services - 0.1%
Samsung Biologics Co. Ltd.*(a)	24	14,713

Marine - 0.3%
MISC Bhd.	23,400	38,911

Metals & Mining - 0.9%
Polyus PJSC	546	85,292
Vale SA	3,600	54,827

		140,119

Multiline Retail - 0.0%(b)
Robinson PCL*(c)	600	351

Multi-Utilities - 0.8%
Qatar Electricity & Water Co. QSC	26,022	127,358

Oil, Gas & Consumable Fuels - 1.5%
Petronas Dagangan Bhd.	17,400	80,650
Qatar Fuel QSC	16,242	84,756
Surgutneftegas PJSC (Preference)	156,600	75,481

		240,887

Personal Products - 0.4%
Hengan International Group Co. Ltd.	9,000	43,975
Hindustan Unilever Ltd.	594	18,099
Procter & Gamble Hygiene & Health Care Ltd.	12	2,373

		64,447

Pharmaceuticals - 4.0%
Cadila Healthcare Ltd.	19,434	105,865
Cipla Ltd.	9,636	122,028
Dr Reddy’s Laboratories Ltd.	684	39,440
Grand Pharmaceutical Group Ltd.	6,000	4,255
Lupin Ltd.	1,962	23,876
Richter Gedeon Nyrt.	2,682	70,448
Sino Biopharmaceutical Ltd.	96,000	65,990
Sun Pharmaceutical Industries Ltd.	5,910	66,091
Torrent Pharmaceuticals Ltd.	1,278	45,752
Yuhan Corp.*	1,827	85,780

		629,525

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Professional Services - 0.8%
51job, Inc., ADR*	2,430	122,472

Real Estate Management & Development - 0.4%
Wharf Holdings Ltd. (The)	18,000	61,404

Road & Rail - 0.5%
CJ Logistics Corp.*	732	70,437

Semiconductors & Semiconductor Equipment - 6.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	1,074,711

Specialty Retail - 3.2%
Abu Dhabi National Oil Co. for Distribution PJSC	108,522	122,023
China Meidong Auto Holdings Ltd.	16,000	74,895
Home Product Center PCL, NVDR	246,600	104,432
Jarir Marketing Co.	2,352	126,254
Zhongsheng Group Holdings Ltd.	10,500	80,323

		507,927

Technology Hardware, Storage & Peripherals - 4.4%
Compal Electronics, Inc.	42,000	38,053
Inventec Corp.	84,000	76,105
Lite-On Technology Corp.	7,000	15,981
Samsung Electronics Co. Ltd.	9,240	561,835

		691,974

Textiles, Apparel & Luxury Goods - 1.0%
Li Ning Co. Ltd.	500	4,832
Page Industries Ltd.	228	129,628
Shenzhou International Group Holdings Ltd.	1,200	22,022

		156,482

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	396	13,378

Tobacco - 0.6%
KT&G Corp.	1,338	86,129

Transportation Infrastructure - 0.7%
Westports Holdings Bhd.	120,000	110,094

Water Utilities - 0.6%
Guangdong Investment Ltd.	62,000	88,418

Wireless Telecommunication Services - 5.3%
Advanced Info Service PCL, NVDR	22,200	146,689
Bharti Airtel Ltd.*	246	2,404
Etihad Etisalat Co.	1,902	16,501
Far EasTone Telecommunications Co. Ltd.	38,000	88,804
Globe Telecom, Inc.	1,260	76,873
Intouch Holdings PCL, NVDR	55,200	127,244
Maxis Bhd.	78,000	78,829

Investments	Shares	Value ($)
Mobile Telecommunications Co. KSCP	44,898	88,788
PLDT, Inc.	2,520	90,666
Taiwan Mobile Co. Ltd.	25,000	89,613
Vodacom Group Ltd.	3,354	31,834

		838,245

TOTAL COMMON STOCKS (COST $14,602,052)		15,719,363

Total Investments - 99.8% (Cost $14,602,052)		15,719,363
Other assets less liabilities - 0.2%		28,274

Net Assets - 100.0%		15,747,637

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $17,922, which represents approximately 0.11% of net assets of the Fund.

Percentages shown are based on Net Assets.

Abbreviations
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contract as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	1	03/18/2022	USD	$61,240	$260

Forward Foreign Currency Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of January 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	7,954	BNP Paribas SA	HKD	62,000	03/16/2022	$2

Total unrealized appreciation						$2

HKD	82,000	JPMorgan Chase Bank	USD	10,526	03/16/2022	$(10)

Total unrealized depreciation						$(10)

Net unrealized depreciation						$(8)

Abbreviations:

HKD — Hong Kong Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

FlexShares® Emerging Markets Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2022:

Brazil	0.4%
China	26.1
Egypt	0.8
Greece	0.3
Hungary	0.4
India	12.0
Indonesia	0.0 †
Kuwait	3.0
Malaysia	5.2
Mexico	0.1
Morocco	1.8
Peru	0.6
Philippines	2.2
Qatar	5.1
Russia	1.9
Saudi Arabia	7.1
South Africa	0.2
South Korea	7.8
Taiwan	17.1
Thailand	3.9
Turkey	0.9
United Arab Emirates	2.9
Other[1]	0.2

100.0%

†	Amount represents less than 0.05%.
1	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.8%
Others(1)	0.2

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.3%
AAR Corp.*(a)	2,805	112,957
Aerojet Rocketdyne Holdings, Inc.(a)	2,057	79,380
AeroVironment, Inc.*(a)	1,309	74,508
Astronics Corp.*	8,041	96,733
Axon Enterprise, Inc.*	2,244	314,003
Boeing Co. (The)*	17,578	3,519,819
BWX Technologies, Inc.(a)	4,301	191,437
Byrna Technologies, Inc.*(a)	935	10,201
Curtiss-Wright Corp.	2,618	347,644
Ducommun, Inc.*(a)	561	24,544
General Dynamics Corp.	7,293	1,546,845
HEICO Corp.(a)	1,683	229,544
HEICO Corp., Class A	1,870	205,139
Hexcel Corp.*	2,431	126,825
Howmet Aerospace, Inc.	12,155	377,899
Huntington Ingalls Industries, Inc.	1,309	245,045
Kaman Corp.	3,366	134,539
Kratos Defense & Security Solutions, Inc.*	4,301	72,085
L3Harris Technologies, Inc.	6,358	1,330,666
Lockheed Martin Corp.	7,667	2,983,460
Maxar Technologies, Inc.(a)	4,862	126,461
Mercury Systems, Inc.*(a)	4,488	255,457
Moog, Inc., Class A	7,106	541,761
Northrop Grumman Corp.	4,862	1,798,454
PAE, Inc.*	13,838	138,518
Parsons Corp.*(a)	7,293	222,072
Raytheon Technologies Corp.	47,685	4,300,710
Spirit AeroSystems Holdings, Inc., Class A	4,488	196,709
Textron, Inc.	6,919	470,907
TransDigm Group, Inc.*	1,309	806,593
Triumph Group, Inc.*	8,228	149,914
Vectrus, Inc.*	3,366	154,870
Virgin Galactic Holdings, Inc.*(a)	10,285	94,622

		21,280,321

Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*(a)	16,830	451,886
Atlas Air Worldwide Holdings, Inc.*(a)	7,106	570,825
CH Robinson Worldwide, Inc.(a)	3,927	410,961
Expeditors International of Washington, Inc.	4,301	492,378
FedEx Corp.	7,667	1,885,009
Forward Air Corp.(a)	935	99,391
GXO Logistics, Inc.*(a)	1,683	136,676
Hub Group, Inc., Class A*	9,163	693,822
United Parcel Service, Inc., Class B	23,188	4,688,845

		9,429,793

Investments	Shares	Value ($)
Airlines - 0.3%
Alaska Air Group, Inc.*	5,423	296,855
Allegiant Travel Co.*(a)	935	167,047
American Airlines Group, Inc.*(a)	25,993	428,105
Delta Air Lines, Inc.*	14,586	578,918
Frontier Group Holdings, Inc.*(a)	1,496	19,568
Hawaiian Holdings, Inc.*(a)	6,732	115,117
JetBlue Airways Corp.*	70,125	1,025,929
SkyWest, Inc.*(a)	13,277	506,517
Southwest Airlines Co.*	15,147	677,980
Spirit Airlines, Inc.*(a)	4,114	88,328
Sun Country Airlines Holdings, Inc.*(a)	2,244	59,645
United Airlines Holdings, Inc.*(a)	6,545	280,650

		4,244,659

Auto Components - 0.5%
Adient plc*	23,188	973,200
American Axle & Manufacturing Holdings, Inc.*(a)	20,009	162,873
Aptiv plc*(a)	6,545	893,916
Autoliv, Inc.(a)	3,366	333,369
BorgWarner, Inc.	9,724	426,397
Cooper-Standard Holdings, Inc.*(a)	3,927	80,857
Dana, Inc.	30,668	664,269
Dorman Products, Inc.*	935	87,544
Fox Factory Holding Corp.*	1,870	248,841
Garrett Motion, Inc.*(a)	9,911	69,377
Gentex Corp.	8,602	270,103
Gentherm, Inc.*(a)	1,122	98,052
Goodyear Tire & Rubber Co. (The)*	63,206	1,310,260
LCI Industries	5,610	690,984
Lear Corp.	2,431	406,755
Luminar Technologies, Inc.*(a)	11,781	172,474
Modine Manufacturing Co.*	9,350	85,552
Patrick Industries, Inc.	4,862	313,113
Standard Motor Products, Inc.	2,992	143,227
Tenneco, Inc., Class A*	9,911	104,066
Veoneer, Inc.*(a)	7,480	263,371
Visteon Corp.*(a)	2,244	227,788
XL Fleet Corp.*(a)	9,724	20,809

		8,047,197

Automobiles - 1.8%
Arcimoto, Inc.*(a)	1,496	9,140
Ford Motor Co.	131,648	2,672,454
General Motors Co.*	48,620	2,563,733
Harley-Davidson, Inc.	34,782	1,202,414
Tesla, Inc.*	21,505	20,144,164
Thor Industries, Inc.(a)	13,277	1,255,871
Winnebago Industries, Inc.(a)	7,480	482,610
Workhorse Group, Inc.*(a)	10,098	34,131

		28,364,517

Banks - 6.7%
1st Source Corp.(a)	5,610	279,827
Allegiance Bancshares, Inc.(a)	2,992	131,738

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Ameris Bancorp	14,025	691,573
Associated Banc-Corp.	32,912	786,597
Atlantic Union Bankshares Corp.(a)	18,513	753,849
Banc of California, Inc.(a)	3,740	72,257
BancFirst Corp.(a)	3,366	252,282
Bancorp, Inc. (The)*(a)	6,171	184,019
Bank of America Corp.	235,807	10,880,135
Bank of Hawaii Corp.(a)	2,431	209,236
Bank OZK	29,359	1,375,469
BankUnited, Inc.(a)	21,692	905,641
Banner Corp.	6,732	418,124
Berkshire Hills Bancorp, Inc.(a)	3,927	116,200
BOK Financial Corp.(a)	7,854	805,428
Brookline Bancorp, Inc.(a)	13,090	223,839
Cadence Bank(a)	46,189	1,439,711
Cathay General Bancorp	16,456	743,153
Central Pacific Financial Corp.(a)	3,927	114,276
Citigroup, Inc.	64,515	4,201,217
Citizens Financial Group, Inc.	15,334	789,241
City Holding Co.	374	29,999
Columbia Banking System, Inc.(a)	16,082	559,171
Comerica, Inc.	5,236	485,796
Commerce Bancshares, Inc.(a)	3,180	219,099
Community Bank System, Inc.(a)	3,366	240,400
Community Trust Bancorp, Inc.	2,057	90,899
ConnectOne Bancorp, Inc.	4,301	137,675
Cullen/Frost Bankers, Inc.(a)	2,057	290,058
Customers Bancorp, Inc.*	5,797	337,965
CVB Financial Corp.(a)	26,554	584,985
Dime Community Bancshares, Inc.	10,472	366,101
Eagle Bancorp, Inc.(a)	6,171	370,075
East West Bancorp, Inc.	5,610	484,367
Eastern Bankshares, Inc.(a)	6,171	131,381
Enterprise Financial Services Corp.(a)	3,740	185,280
FB Financial Corp.	1,309	58,277
Fifth Third Bancorp(a)	24,123	1,076,609
First Bancorp/NC(a)	3,553	156,012
First Bancorp/PR(a)	55,539	808,092
First Bancshares, Inc. (The)(a)	3,179	114,667
First Busey Corp.	14,399	401,444
First Citizens BancShares, Inc., Class A(a)	748	582,752
First Commonwealth Financial Corp.(a)	25,432	421,154
First Financial Bancorp	18,887	476,141
First Financial Bankshares, Inc.(a)	6,732	316,337
First Financial Corp.	3,740	167,889
First Foundation, Inc.	5,236	136,921
First Hawaiian, Inc.(a)	27,676	784,615
First Horizon Corp.	22,814	390,348
First Interstate BancSystem, Inc., Class A(a)	2,431	89,339
First Merchants Corp.(a)	13,277	563,343
First Republic Bank	4,301	746,611
Flushing Financial Corp.	5,423	128,037
FNB Corp.(a)	69,377	896,351
Fulton Financial Corp.	33,473	600,840
Glacier Bancorp, Inc.(a)	4,862	252,484

Investments	Shares	Value ($)
Great Western Bancorp, Inc.	5,236	161,688
Hancock Whitney Corp.	19,261	1,015,440
Hanmi Financial Corp.	7,854	211,115
HarborOne Bancorp, Inc.	2,057	29,209
Heartland Financial USA, Inc.(a)	9,163	476,751
Heritage Commerce Corp.	10,285	128,151
Heritage Financial Corp.	5,984	145,172
Hilltop Holdings, Inc.(a)	16,830	555,895
Home BancShares, Inc.	34,969	823,870
HomeStreet, Inc.	3,179	154,976
Hope Bancorp, Inc.	27,676	463,573
Horizon Bancorp, Inc.(a)	12,155	259,266
Huntington Bancshares, Inc.(a)	46,937	706,871
Independent Bank Corp. - MA(a)	2,431	205,055
Independent Bank Corp. - MI	8,789	215,155
Independent Bank Group, Inc.	9,911	752,443
International Bancshares Corp.	13,464	565,892
Investors Bancorp, Inc.(a)	57,035	930,811
JPMorgan Chase & Co.	96,492	14,338,711
KeyCorp	33,847	848,206
Lakeland Bancorp, Inc.	12,155	230,094
Lakeland Financial Corp.(a)	748	59,788
Live Oak Bancshares, Inc.(a)	935	55,034
M&T Bank Corp.(a)	4,488	760,177
Meta Financial Group, Inc.(a)	2,992	177,904
Metropolitan Bank Holding Corp.*(a)	1,309	130,900
Midland States Bancorp, Inc.	4,862	140,366
National Bank Holdings Corp., Class A	1,122	50,939
NBT Bancorp, Inc.(a)	8,041	311,026
Nicolet Bankshares, Inc.*(a)	3,740	348,157
OceanFirst Financial Corp.(a)	15,895	360,816
OFG Bancorp(a)	15,334	424,292
Old National Bancorp(a)	41,140	754,096
Pacific Premier Bancorp, Inc.	20,383	779,650
PacWest Bancorp	27,115	1,258,949
Park National Corp.(a)	935	126,655
Peoples Bancorp, Inc.	5,984	198,370
People’s United Financial, Inc.	18,700	362,406
Pinnacle Financial Partners, Inc.	4,675	452,119
PNC Financial Services Group, Inc. (The)	14,212	2,927,530
Popular, Inc.(a)	20,009	1,784,202
Preferred Bank(a)	2,244	175,167
Prosperity Bancshares, Inc.	20,944	1,534,148
QCR Holdings, Inc.(a)	2,057	117,331
Regions Financial Corp.(a)	34,595	793,609
Renasant Corp.	11,033	405,794
S&T Bancorp, Inc.	6,732	207,413
Sandy Spring Bancorp, Inc.	9,163	433,502
Seacoast Banking Corp. of Florida(a)	5,049	184,288
ServisFirst Bancshares, Inc.	1,496	126,965
Signature Bank	1,870	569,658
Silvergate Capital Corp., Class A*(a)	1,122	120,884
Simmons First National Corp., Class A(a)	24,684	705,962

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Southside Bancshares, Inc.	748	31,341
SouthState Corp.(a)	15,708	1,325,912
Sterling Bancorp(a)	46,937	1,233,974
Stock Yards Bancorp, Inc.(a)	561	33,424
SVB Financial Group*	1,496	873,514
Synovus Financial Corp.(a)	34,782	1,730,752
Texas Capital Bancshares, Inc.*(a)	10,659	668,319
Tompkins Financial Corp.(a)	187	14,878
Towne Bank	14,212	445,973
TriCo Bancshares	561	24,387
TriState Capital Holdings, Inc.*	4,301	135,869
Triumph Bancorp, Inc.*	561	49,076
Truist Financial Corp.	43,945	2,760,625
Trustmark Corp.(a)	15,708	511,767
UMB Financial Corp.	1,496	147,281
Umpqua Holdings Corp.	56,100	1,137,708
United Bankshares, Inc.(a)	30,294	1,070,287
United Community Banks, Inc.	25,058	886,803
Univest Financial Corp.	5,984	180,298
US Bancorp(a)	44,880	2,611,567
Valley National Bancorp(a)	91,256	1,270,283
Veritex Holdings, Inc.	4,675	187,701
Washington Trust Bancorp, Inc.(a)	5,423	309,545
Webster Financial Corp.(a)	20,196	1,147,335
Wells Fargo & Co.	127,721	6,871,390
WesBanco, Inc.	12,903	457,927
Westamerica Bancorp(a)	2,618	152,053
Western Alliance Bancorp(a)	4,114	408,068
Wintrust Financial Corp.	12,716	1,247,058
Zions Bancorp NA(a)	6,358	431,200

		107,468,082

Beverages - 1.1%
Boston Beer Co., Inc. (The), Class A*	374	157,390
Brown-Forman Corp., Class A(a)	1,496	93,709
Brown-Forman Corp., Class B	4,488	302,626
Celsius Holdings, Inc.*	561	26,776
Coca-Cola Co. (The)	103,785	6,331,923
Coca-Cola Consolidated, Inc.	935	535,755
Constellation Brands, Inc., Class A	5,049	1,200,400
Keurig Dr Pepper, Inc.	26,367	1,000,628
Molson Coors Beverage Co., Class B(a)	6,919	329,759
Monster Beverage Corp.*	9,537	827,049
National Beverage Corp.(a)	1,122	50,120
PepsiCo, Inc.	36,839	6,392,303
Vintage Wine Estates, Inc.*	1,309	11,140
Zevia PBC, Class A*(a)	7,106	56,848

		17,316,426

Biotechnology - 2.3%
4D Molecular Therapeutics, Inc.*	2,244	35,455
AbbVie, Inc.	58,157	7,961,112
ACADIA Pharmaceuticals, Inc.*(a)	9,350	210,282
Acumen Pharmaceuticals, Inc.*(a)	5,236	26,808
Agenus, Inc.*	57,035	157,417
Agios Pharmaceuticals, Inc.*(a)	187	5,776
Akebia Therapeutics, Inc.*(a)	10,846	21,584
Alaunos Therapeutics, Inc.*(a)	18,887	20,398

Investments	Shares	Value ($)
Aldeyra Therapeutics, Inc.*	187	686
Alector, Inc.*(a)	5,236	83,043
Alkermes plc*	5,984	152,592
Allakos, Inc.*(a)	748	5,056
Allogene Therapeutics, Inc.*(a)	19,074	218,397
Alnylam Pharmaceuticals, Inc.*	3,553	488,893
Altimmune, Inc.*(a)	187	1,509
Amgen, Inc.	17,952	4,077,617
Amicus Therapeutics, Inc.*(a)	7,293	68,627
Anavex Life Sciences Corp.*(a)	5,610	73,379
Anika Therapeutics, Inc.*	374	11,893
Apellis Pharmaceuticals, Inc.*(a)	3,740	150,610
Arcturus Therapeutics Holdings, Inc.*(a)	935	24,432
Arcus Biosciences, Inc.*(a)	1,683	51,836
Arena Pharmaceuticals, Inc.*	2,618	240,804
Arrowhead Pharmaceuticals, Inc.*	4,862	256,519
Atara Biotherapeutics, Inc.*(a)	187	2,872
Atossa Therapeutics, Inc.*(a)	7,854	10,760
Avid Bioservices, Inc.*(a)	1,496	28,230
Avidity Biosciences, Inc.*(a)	2,244	37,295
Avita Medical, Inc.*(a)	5,236	50,632
Beam Therapeutics, Inc.*(a)	1,309	90,596
BioCryst Pharmaceuticals, Inc.*(a)	15,708	242,689
Biogen, Inc.*	4,488	1,014,288
BioMarin Pharmaceutical, Inc.*	3,927	348,050
Bioxcel Therapeutics, Inc.*	5,797	97,969
Bluebird Bio, Inc.*	5,797	45,738
Blueprint Medicines Corp.*(a)	2,057	158,595
Bolt Biotherapeutics, Inc.*(a)	8,976	34,468
Bridgebio Pharma, Inc.*(a)	4,114	40,605
CareDx, Inc.*	2,618	109,432
Caribou Biosciences, Inc.*	1,309	14,046
Catalyst Pharmaceuticals, Inc.*	16,830	96,941
Celldex Therapeutics, Inc.*	1,496	46,391
CEL-SCI Corp.*(a)	11,407	68,898
ChemoCentryx, Inc.*(a)	2,431	65,370
Clovis Oncology, Inc.*(a)	13,464	27,467
Coherus Biosciences, Inc.*(a)	8,041	99,387
Crinetics Pharmaceuticals, Inc.*	5,236	98,908
CRISPR Therapeutics AG*(a)	3,740	238,425
Cue Biopharma, Inc.*(a)	2,992	22,111
Curis, Inc.*	187	597
Cytokinetics, Inc.*(a)	3,366	111,718
CytomX Therapeutics, Inc.*(a)	15,521	71,397
Deciphera Pharmaceuticals, Inc.*(a)	3,179	26,799
Denali Therapeutics, Inc.*(a)	22,253	761,498
Design Therapeutics, Inc.*	935	11,818
Dynavax Technologies Corp.*(a)	748	9,702
Eagle Pharmaceuticals, Inc.*(a)	1,683	77,317
Editas Medicine, Inc.*(a)	1,496	28,484
Emergent BioSolutions, Inc.*(a)	11,220	525,096
Enanta Pharmaceuticals, Inc.*	1,870	111,115
Epizyme, Inc.*(a)	26,180	32,201
Evelo Biosciences, Inc.*(a)	1,496	7,046
Exact Sciences Corp.*(a)	4,675	356,983
Exelixis, Inc.*	14,399	260,622
Fate Therapeutics, Inc.*(a)	4,114	170,772

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
FibroGen, Inc.*(a)	3,366	50,793
Fortress Biotech, Inc.*(a)	5,049	10,552
G1 Therapeutics, Inc.*(a)	4,675	47,124
Geron Corp.*(a)	16,269	18,221
Gilead Sciences, Inc.	39,644	2,722,750
Global Blood Therapeutics, Inc.*	3,740	107,899
Gossamer Bio, Inc.*(a)	1,309	12,553
Gritstone bio, Inc.*(a)	5,049	27,568
Halozyme Therapeutics, Inc.*(a)	6,545	226,522
Heron Therapeutics, Inc.*(a)	374	3,258
Homology Medicines, Inc.*(a)	17,952	66,781
Horizon Therapeutics plc*(a)	6,732	628,298
Immuneering Corp., Class A*(a)	748	7,480
ImmunoGen, Inc.*(a)	21,879	123,616
Incyte Corp.*	4,301	319,693
Inhibrx, Inc.*	561	14,900
Insmed, Inc.*(a)	6,358	144,199
Intellia Therapeutics, Inc.*(a)	2,431	229,900
Intercept Pharmaceuticals, Inc.*(a)	6,919	113,402
Invitae Corp.*(a)	5,423	60,955
Ionis Pharmaceuticals, Inc.*(a)	7,480	237,864
Iovance Biotherapeutics, Inc.*(a)	2,992	49,817
Ironwood Pharmaceuticals, Inc.*(a)	4,488	50,041
IVERIC bio, Inc.*(a)	187	2,607
Jounce Therapeutics, Inc.*(a)	2,057	15,386
KalVista Pharmaceuticals, Inc.*	6,358	80,238
Karyopharm Therapeutics, Inc.*(a)	7,293	64,908
Keros Therapeutics, Inc.*	748	34,685
Kiniksa Pharmaceuticals Ltd., Class A*(a)	6,919	77,700
Kodiak Sciences, Inc.*(a)	1,870	109,769
Krystal Biotech, Inc.*(a)	2,244	132,396
Kura Oncology, Inc.*(a)	19,261	271,387
Kymera Therapeutics, Inc.*(a)	187	7,854
Lexicon Pharmaceuticals, Inc.*(a)	3,553	11,263
Ligand Pharmaceuticals, Inc.*	748	93,223
MacroGenics, Inc.*	187	2,309
Madrigal Pharmaceuticals, Inc.*	935	53,837
MannKind Corp.*(a)	7,854	29,295
MeiraGTx Holdings plc*	5,236	78,488
Mersana Therapeutics, Inc.*(a)	10,659	50,843
Mirati Therapeutics, Inc.*(a)	1,309	156,164
Moderna, Inc.*	11,220	1,899,883
Myriad Genetics, Inc.*(a)	3,179	83,576
Natera, Inc.*	1,496	105,692
Neurocrine Biosciences, Inc.*	2,244	177,321
Novavax, Inc.*(a)	2,431	227,785
Ocugen, Inc.*(a)	11,033	39,167
OPKO Health, Inc.*	90,695	283,875
Organogenesis Holdings, Inc.*(a)	1,683	12,942
Pieris Pharmaceuticals, Inc.*(a)	4,114	14,975
Precigen, Inc.*(a)	5,610	14,474
Precision BioSciences, Inc.*	2,618	12,488
Protagonist Therapeutics, Inc.*	1,683	49,295
Prothena Corp. plc*	1,496	50,984
PTC Therapeutics, Inc.*(a)	3,553	142,902
Radius Health, Inc.*(a)	5,423	41,106
Recursion Pharmaceuticals, Inc., Class A*(a)	1,309	15,499

Investments	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.*	3,553	2,162,320
REGENXBIO, Inc.*	187	4,937
Relay Therapeutics, Inc.*(a)	4,675	103,458
REVOLUTION Medicines, Inc.*(a)	4,301	92,558
Rhythm Pharmaceuticals, Inc.*(a)	4,675	34,642
Rigel Pharmaceuticals, Inc.*(a)	20,196	51,702
Rocket Pharmaceuticals, Inc.*(a)	2,805	46,675
Rubius Therapeutics, Inc.*(a)	935	6,311
Sage Therapeutics, Inc.*(a)	12,903	508,636
Sangamo Therapeutics, Inc.*	3,179	19,169
Sarepta Therapeutics, Inc.*	5,236	374,741
Scholar Rock Holding Corp.*	2,057	36,635
Seagen, Inc.*	3,927	528,221
Selecta Biosciences, Inc.*(a)	374	935
Seres Therapeutics, Inc.*(a)	2,244	18,715
Shattuck Labs, Inc.*(a)	5,236	36,181
Sorrento Therapeutics, Inc.*(a)	1,870	6,452
Spero Therapeutics, Inc.*(a)	2,805	33,295
Stoke Therapeutics, Inc.*(a)	2,805	53,155
Surface Oncology, Inc.*	12,155	45,581
Sutro Biopharma, Inc.*(a)	3,366	35,949
TG Therapeutics, Inc.*(a)	8,041	93,034
Travere Therapeutics, Inc.*(a)	1,870	51,425
Twist Bioscience Corp.*(a)	1,496	88,892
Ultragenyx Pharmaceutical, Inc.*	3,366	235,384
United Therapeutics Corp.*	1,870	377,497
Vanda Pharmaceuticals, Inc.*(a)	1,309	19,844
Vaxart, Inc.*(a)	187	926
Veracyte, Inc.*(a)	3,553	108,047
Verastem, Inc.*	12,529	19,169
Vericel Corp.*(a)	1,683	59,881
Vertex Pharmaceuticals, Inc.*	7,854	1,908,915
Viking Therapeutics, Inc.*(a)	24,123	89,496
Vir Biotechnology, Inc.*(a)	5,236	179,752
Xencor, Inc.*	2,057	70,699
Y-mAbs Therapeutics, Inc.*(a)	4,301	42,537

		37,262,321

Building Products - 0.7%
A O Smith Corp.	3,553	271,520
AAON, Inc.(a)	2,618	168,207
Advanced Drainage Systems, Inc.(a)	1,683	190,331
Allegion plc	2,805	344,258
American Woodmark Corp.*	1,683	100,862
Apogee Enterprises, Inc.(a)	3,179	141,942
Armstrong World Industries, Inc.	2,057	203,684
AZEK Co., Inc. (The)*	4,675	154,415
Builders FirstSource, Inc.*	7,293	495,851
Carlisle Cos., Inc.	1,496	334,266
Carrier Global Corp.	24,310	1,159,101
Cornerstone Building Brands, Inc.*(a)	12,155	179,286
Fortune Brands Home & Security, Inc.	4,301	405,025
Gibraltar Industries, Inc.*	935	51,238
Griffon Corp.	8,228	184,225
Insteel Industries, Inc.(a)	187	7,074
JELD-WEN Holding, Inc.*	18,887	445,733

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Johnson Controls International plc	24,123	1,753,018
Lennox International, Inc.	935	265,185
Masco Corp.	7,480	473,708
Masonite International Corp.*	6,358	630,968
Owens Corning	4,114	364,912
PGT Innovations, Inc.*(a)	5,797	110,085
Quanex Building Products Corp.(a)	4,675	101,868
Resideo Technologies, Inc.*	31,229	773,855
Simpson Manufacturing Co., Inc.	1,683	189,826
Trane Technologies plc	5,984	1,035,830
Trex Co., Inc.*	3,553	324,993
UFP Industries, Inc.	13,838	1,105,103
Zurn Water Solutions Corp.	4,862	148,486

		12,114,855

Capital Markets - 3.1%
Affiliated Managers Group, Inc.	10,098	1,476,429
Ameriprise Financial, Inc.	3,927	1,195,025
Ares Management Corp.(a)	3,740	298,153
Artisan Partners Asset Management, Inc., Class A	13,838	597,940
AssetMark Financial Holdings, Inc.*	4,114	98,695
B. Riley Financial, Inc.(a)	3,927	241,785
Bank of New York Mellon Corp. (The)	24,871	1,473,856
BGC Partners, Inc., Class A	68,629	289,614
BlackRock, Inc.	3,927	3,231,685
Blackstone, Inc., Class A	17,952	2,369,125
Blucora, Inc.*(a)	16,082	260,850
Brightsphere Investment Group, Inc.	6,171	133,170
Carlyle Group, Inc. (The)	2,992	152,742
Charles Schwab Corp. (The)	40,579	3,558,778
CME Group, Inc.	9,163	2,102,909
Cohen & Steers, Inc.(a)	748	62,480
Coinbase Global, Inc., Class A*	748	142,232
Cowen, Inc., Class A(a)	8,041	254,739
Evercore, Inc., Class A	8,789	1,097,043
FactSet Research Systems, Inc.	935	394,467
Federated Hermes, Inc., Class B	20,944	693,456
Focus Financial Partners, Inc., Class A*(a)	3,927	197,764
Franklin Resources, Inc.	11,033	352,725
Goldman Sachs Group, Inc. (The)	11,033	3,913,184
Hamilton Lane, Inc., Class A(a)	2,618	236,824
Houlihan Lokey, Inc.	1,870	198,744
Interactive Brokers Group, Inc., Class A	3,366	229,528
Intercontinental Exchange, Inc.	15,521	1,965,890
Invesco Ltd.	14,773	334,756
Janus Henderson Group plc	39,083	1,442,163
Jefferies Financial Group, Inc.	8,602	315,177
KKR & Co., Inc.	15,708	1,117,781
LPL Financial Holdings, Inc.(a)	2,618	451,134
MarketAxess Holdings, Inc.(a)	935	322,089
Moelis & Co., Class A	1,683	95,039
Moody’s Corp.(a)	4,488	1,539,384
Morgan Stanley	47,498	4,870,445

Investments	Shares	Value ($)
Morningstar, Inc.	561	161,237
MSCI, Inc.	2,057	1,102,799
Nasdaq, Inc.	2,992	536,196
Northern Trust Corp.(b)	6,171	719,785
Open Lending Corp., Class A*(a)	1,309	24,858
Oppenheimer Holdings, Inc., Class A	374	15,854
Piper Sandler Cos.	3,366	519,105
PJT Partners, Inc., Class A	374	25,926
Raymond James Financial, Inc.(a)	5,797	613,728
S&P Global, Inc.	6,545	2,717,615
Sculptor Capital Management, Inc.	561	10,996
SEI Investments Co.(a)	3,179	186,321
State Street Corp.	11,407	1,077,962
StepStone Group, Inc., Class A(a)	374	13,094
Stifel Financial Corp.(a)	23,749	1,778,800
StoneX Group, Inc.*(a)	4,862	318,996
T. Rowe Price Group, Inc.(a)	7,293	1,126,258
Tradeweb Markets, Inc., Class A(a)	3,553	301,188
Victory Capital Holdings, Inc., Class A	1,496	48,874
Virtu Financial, Inc., Class A	20,570	636,230
Virtus Investment Partners, Inc.	1,496	391,473
WisdomTree Investments, Inc.(a)	18,887	105,956

		50,141,051

Chemicals - 1.8%
AdvanSix, Inc.	8,602	362,058
Air Products & Chemicals, Inc.	5,610	1,582,693
Albemarle Corp.	3,179	701,732
Amyris, Inc.*(a)	8,041	36,667
Ashland Global Holdings, Inc.	2,057	197,554
Avient Corp.	2,992	148,912
Axalta Coating Systems Ltd.*	9,537	282,391
Balchem Corp.(a)	2,057	302,256
Cabot Corp.	13,090	719,819
Celanese Corp.	3,740	582,355
CF Industries Holdings, Inc.	8,228	566,662
Chase Corp.(a)	187	17,743
Chemours Co. (The)	39,083	1,278,405
Corteva, Inc.	17,952	863,132
Danimer Scientific, Inc.*(a)	5,797	29,043
Dow, Inc.	22,440	1,340,341
DuPont de Nemours, Inc.	16,643	1,274,854
Eastman Chemical Co.	4,301	511,518
Ecolab, Inc.	6,545	1,239,950
Ecovyst, Inc.	1,309	13,391
Element Solutions, Inc.	14,399	323,114
Ferro Corp.*	6,545	142,681
FMC Corp.	4,301	474,701
GCP Applied Technologies, Inc.*	3,366	107,375
Hawkins, Inc.(a)	561	20,936
HB Fuller Co.(a)	1,683	120,789
Huntsman Corp.(a)	47,872	1,715,254
Ingevity Corp.*	748	49,301
Innospec, Inc.(a)	748	69,534
International Flavors & Fragrances, Inc.	6,358	838,747
Koppers Holdings, Inc.*(a)	6,545	195,565

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kraton Corp.*	3,366	156,115
Kronos Worldwide, Inc.(a)	4,675	67,086
Linde plc	13,651	4,350,301
Livent Corp.*(a)	7,854	180,720
Loop Industries, Inc.*(a)	7,480	60,289
LyondellBasell Industries NV, Class A	8,415	813,983
Minerals Technologies, Inc.	8,228	575,713
Mosaic Co. (The)	9,724	388,474
NewMarket Corp.(a)	1,870	632,191
Olin Corp.	6,171	312,685
PPG Industries, Inc.	5,797	905,491
Quaker Chemical Corp.(a)	374	78,230
Rayonier Advanced Materials, Inc.*(a)	15,147	94,366
RPM International, Inc.(a)	4,301	381,112
Scotts Miracle-Gro Co. (The)(a)	1,309	197,921
Sensient Technologies Corp.(a)	1,309	110,925
Sherwin-Williams Co. (The)	6,358	1,821,631
Stepan Co.	561	61,800
Tredegar Corp.(a)	10,098	118,651
Trinseo plc	8,041	430,515
Tronox Holdings plc, Class A(a)	23,562	534,857
Valvoline, Inc.	6,732	221,752
Westlake Chemical Corp.(a)	187	18,448
Zymergen, Inc.*(a)	2,805	14,586

		28,637,315

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.(a)	15,147	631,478
ACCO Brands Corp.(a)	27,676	225,283
ACV Auctions, Inc., Class A*	5,049	66,950
ADT, Inc.(a)	33,660	255,479
Brady Corp., Class A	3,927	203,890
BrightView Holdings, Inc.*(a)	12,155	161,297
Brink’s Co. (The)(a)	2,431	169,635
Casella Waste Systems, Inc., Class A*	1,496	113,666
Cintas Corp.	2,244	878,593
Clean Harbors, Inc.*	1,683	155,762
Copart, Inc.*	5,423	700,923
CoreCivic, Inc., REIT*(a)	29,172	294,929
Deluxe Corp.(a)	10,472	315,207
Driven Brands Holdings, Inc.*	3,553	100,372
Harsco Corp.*(a)	2,992	46,974
Healthcare Services Group, Inc.(a)	5,423	98,644
HNI Corp.(a)	3,740	156,856
IAA, Inc.*(a)	2,057	94,478
Interface, Inc.(a)	8,415	111,583
KAR Auction Services, Inc.*(a)	31,229	444,076
Kimball International, Inc., Class B	9,724	95,490
Matthews International Corp., Class A	5,610	197,023
MillerKnoll, Inc.(a)	17,205	664,439
Montrose Environmental Group, Inc.*(a)	187	8,559
MSA Safety, Inc.(a)	1,309	179,857
Pitney Bowes, Inc.(a)	18,887	116,344
Republic Services, Inc.	5,610	716,173

Investments	Shares	Value ($)
Rollins, Inc.(a)	4,862	149,993
RR Donnelley & Sons Co.*	11,220	123,644
Shapeways Holdings, Inc.*(a)	9,350	29,920
SP Plus Corp.*(a)	4,301	121,202
Steelcase, Inc., Class A	8,228	101,534
Stericycle, Inc.*(a)	3,179	186,734
Tetra Tech, Inc.	1,870	260,285
UniFirst Corp.(a)	561	106,640
US Ecology, Inc.*(a)	374	10,689
Viad Corp.*(a)	2,431	91,576
Waste Management, Inc.	10,098	1,519,143

		9,905,320

Communications Equipment - 0.9%
ADTRAN, Inc.(a)	4,114	79,030
Arista Networks, Inc.*	5,423	674,133
CalAmp Corp.*	187	1,111
Calix, Inc.*	3,927	197,450
Cambium Networks Corp.*	561	13,565
Casa Systems, Inc.*(a)	4,862	21,539
Ciena Corp.*	3,927	260,399
Cisco Systems, Inc.	138,380	7,703,615
CommScope Holding Co., Inc.*	46,563	437,227
Comtech Telecommunications Corp.(a)	4,862	98,844
Digi International, Inc.*	3,740	83,552
Extreme Networks, Inc.*	12,529	158,993
F5, Inc.*(a)	1,496	310,600
Harmonic, Inc.*(a)	2,805	30,182
Infinera Corp.*(a)	7,293	61,407
Inseego Corp.*(a)	5,049	23,023
Juniper Networks, Inc.	12,903	449,282
Lumentum Holdings, Inc.*(a)	18,139	1,840,746
Motorola Solutions, Inc.	4,675	1,084,319
NETGEAR, Inc.*	7,667	212,146
NetScout Systems, Inc.*(a)	15,334	483,788
Plantronics, Inc.*(a)	8,976	239,210
Ribbon Communications, Inc.*	28,611	128,749
Viasat, Inc.*(a)	3,366	148,171
Viavi Solutions, Inc.*(a)	16,830	277,022

		15,018,103

Construction & Engineering - 0.3%
AECOM	5,797	400,747
Ameresco, Inc., Class A*	1,309	66,249
API Group Corp.*(a)	13,464	300,247
Arcosa, Inc.(a)	1,496	69,803
Argan, Inc.	1,870	69,471
Comfort Systems USA, Inc.(a)	2,618	235,044
Construction Partners, Inc., Class A*	935	24,534
Dycom Industries, Inc.*	1,496	126,098
EMCOR Group, Inc.	3,366	401,261
Fluor Corp.*(a)	4,114	86,559
Granite Construction, Inc.(a)	3,740	134,565
Great Lakes Dredge & Dock Corp.*	8,602	117,761
Infrastructure and Energy Alternatives, Inc.*	2,431	21,928
MasTec, Inc.*(a)	12,716	1,095,229
MYR Group, Inc.*	1,683	158,252

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Primoris Services Corp.(a)	11,407	293,388
Quanta Services, Inc.	4,488	461,007
Sterling Construction Co., Inc.*	6,545	166,308
Tutor Perini Corp.*	3,553	42,281
Valmont Industries, Inc.(a)	748	162,488
WillScot Mobile Mini Holdings Corp.*(a)	12,903	477,927

		4,911,147

Construction Materials - 0.1%
Eagle Materials, Inc.(a)	1,870	272,740
Forterra, Inc.*(a)	4,675	109,722
Martin Marietta Materials, Inc.	1,683	654,889
Summit Materials, Inc., Class A*(a)	5,423	192,842
Vulcan Materials Co.	3,366	640,583

		1,870,776

Consumer Finance - 0.9%
Ally Financial, Inc.	13,090	624,655
American Express Co.	17,017	3,059,997
Atlanticus Holdings Corp.*	561	36,078
Capital One Financial Corp.	14,399	2,112,765
Credit Acceptance Corp.*(a)	374	201,795
Curo Group Holdings Corp.(a)	3,927	56,274
Discover Financial Services	9,537	1,103,908
Encore Capital Group, Inc.*(a)	7,293	470,399
Enova International, Inc.*(a)	8,041	323,891
EZCORP, Inc., Class A*(a)	2,431	14,513
FirstCash Holdings, Inc.	1,496	104,271
Green Dot Corp., Class A*	2,618	83,017
LendingClub Corp.*(a)	8,041	150,849
LendingTree, Inc.*	561	68,352
Moneylion, Inc.*(a)	18,700	48,059
Navient Corp.	35,904	625,807
Nelnet, Inc., Class A(a)	4,675	413,878
OneMain Holdings, Inc.	25,058	1,294,496
PRA Group, Inc.*(a)	11,594	539,121
PROG Holdings, Inc.*(a)	15,334	610,447
Regional Management Corp.	748	37,969
SLM Corp.	74,613	1,368,402
SoFi Technologies, Inc.*(a)	16,082	200,703
Synchrony Financial	16,082	684,932
Upstart Holdings, Inc.*(a)	748	81,539
World Acceptance Corp.*	374	70,679

		14,386,796

Containers & Packaging - 0.6%
Amcor plc(a)	52,360	628,844
AptarGroup, Inc.	1,496	175,481
Avery Dennison Corp.	1,870	384,135
Ball Corp.(a)	8,415	817,096
Berry Global Group, Inc.*	5,610	378,226
Crown Holdings, Inc.	4,862	556,213
Graphic Packaging Holding Co.	63,393	1,198,762
Greif, Inc., Class A(a)	6,171	365,076
International Paper Co.	12,342	595,502
Myers Industries, Inc.	187	3,379
O-I Glass, Inc.*(a)	31,603	420,636
Packaging Corp. of America	3,179	478,853
Ranpak Holdings Corp.*(a)	4,301	115,525
Sealed Air Corp.	6,171	419,134

Investments	Shares	Value ($)
Silgan Holdings, Inc.(a)	18,139	812,264
Sonoco Products Co.	22,066	1,249,818
TriMas Corp.	1,496	52,001
Westrock Co.	9,163	422,964

		9,073,909

Distributors - 0.1%
Funko, Inc., Class A*	4,301	74,321
Genuine Parts Co.	4,675	622,850
LKQ Corp.	10,098	554,279
Pool Corp.	935	445,294

		1,696,744

Diversified Consumer Services - 0.3%
2U, Inc.*(a)	5,610	90,545
Adtalem Global Education, Inc.*(a)	11,968	352,099
American Public Education, Inc.*	2,244	47,999
Beachbody Co., Inc. (The)*(a)	17,578	31,992
Bright Horizons Family Solutions, Inc.*(a)	1,309	168,089
Chegg, Inc.*	4,301	113,847
Coursera, Inc.*	935	18,990
Duolingo, Inc.*(a)	561	56,106
frontdoor, Inc.*	4,675	169,702
Graham Holdings Co., Class B(a)	935	556,437
Grand Canyon Education, Inc.*(a)	8,976	751,112
H&R Block, Inc.(a)	43,758	1,000,308
Houghton Mifflin Harcourt Co.*	11,781	212,176
Laureate Education, Inc., Class A	13,090	165,588
OneSpaWorld Holdings Ltd.*(a)	9,537	98,422
Perdoceo Education Corp.*	13,090	144,252
PowerSchool Holdings, Inc., Class A*(a)	2,244	36,757
Service Corp. International	4,862	300,083
Stride, Inc.*(a)	11,968	419,718
Terminix Global Holdings, Inc.*(a)	4,114	177,478
Udemy, Inc.*	1,496	24,235
Vivint Smart Home, Inc.*(a)	3,927	28,274
WW International, Inc.*(a)	14,025	176,715

		5,140,924

Diversified Financial Services - 1.3%
A-Mark Precious Metals, Inc.(a)	1,496	92,602
Apollo Global Management, Inc.(a)	11,252	787,640
Berkshire Hathaway, Inc., Class B*	59,840	18,731,117
Cannae Holdings, Inc.*(a)	19,822	592,083
Compass Diversified Holdings	374	9,410
Equitable Holdings, Inc.	14,773	496,964
Jackson Financial, Inc., Class A(a)	20,196	774,920
Voya Financial, Inc.(a)	4,862	330,422

		21,815,158

Diversified Telecommunication Services - 0.9%
Anterix, Inc.*	187	9,586
AT&T, Inc.	228,140	5,817,570
Bandwidth, Inc., Class A*(a)	187	11,708
Cogent Communications Holdings, Inc.(a)	3,179	202,216
Consolidated Communications Holdings, Inc.*(a)	14,212	102,184
EchoStar Corp., Class A*	8,602	203,781
Globalstar, Inc.*(a)	22,253	23,811

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
IDT Corp., Class B*(a)	3,366	126,326
Iridium Communications, Inc.*(a)	7,480	268,382
Liberty Latin America Ltd., Class A*	8,976	98,198
Liberty Latin America Ltd., Class C*	40,766	440,681
Lumen Technologies, Inc.(a)	27,676	342,075
Ooma, Inc.*	935	16,867
Verizon Communications, Inc.	132,770	7,067,347

		14,730,732

Electric Utilities - 1.4%
ALLETE, Inc.	3,927	250,660
Alliant Energy Corp.	7,854	470,141
American Electric Power Co., Inc.	16,456	1,487,622
Avangrid, Inc.(a)	748	34,947
Duke Energy Corp.	24,871	2,612,947
Edison International	11,033	692,762
Entergy Corp.	5,984	668,832
Evergy, Inc.	6,171	400,868
Eversource Energy	9,537	853,466
Exelon Corp.	31,977	1,853,067
FirstEnergy Corp.	18,326	768,959
Hawaiian Electric Industries, Inc.(a)	6,732	286,110
IDACORP, Inc.(a)	2,992	329,778
MGE Energy, Inc.(a)	1,122	86,877
NextEra Energy, Inc.	51,799	4,046,538
NRG Energy, Inc.(a)	9,537	380,812
OGE Energy Corp.	45,628	1,730,214
Otter Tail Corp.	935	59,279
PG&E Corp.*(a)	42,262	540,531
Pinnacle West Capital Corp.	2,992	208,273
PNM Resources, Inc.(a)	2,431	108,933
Portland General Electric Co.	23,001	1,208,473
PPL Corp.	24,684	732,621
Southern Co. (The)	35,156	2,442,990
Xcel Energy, Inc.	15,334	1,068,167

		23,323,867

Electrical Equipment - 0.7%
Acuity Brands, Inc.	2,244	429,793
American Superconductor Corp.*(a)	187	1,533
AMETEK, Inc.	5,423	741,704
Array Technologies, Inc.*(a)	5,984	63,071
Atkore, Inc.*(a)	11,594	1,249,601
AZZ, Inc.	2,618	124,564
Blink Charging Co.*(a)	2,057	43,012
Bloom Energy Corp., Class A*(a)	7,480	112,798
Eaton Corp. plc	11,033	1,747,958
Emerson Electric Co.	19,822	1,822,633
Encore Wire Corp.	4,301	484,680
EnerSys(a)	1,122	84,071
Eos Energy Enterprises, Inc.*(a)	3,927	16,258
Fluence Energy, Inc.*	7,293	136,379
FTC Solar, Inc.*(a)	2,618	11,048
FuelCell Energy, Inc.*(a)	19,822	84,045
Generac Holdings, Inc.*	1,683	475,246
GrafTech International Ltd.(a)	40,766	427,228

Investments	Shares	Value ($)
Hubbell, Inc.	1,309	245,163
nVent Electric plc	10,659	368,695
Plug Power, Inc.*(a)	16,456	359,893
Regal Rexnord Corp.	2,244	355,629
Rockwell Automation, Inc.(a)	2,992	865,346
Romeo Power, Inc.*(a)	8,041	18,977
Sensata Technologies Holding plc*(a)	4,301	246,705
Shoals Technologies Group, Inc., Class A*	2,057	34,681
Sunrun, Inc.*(a)	5,236	135,770
TPI Composites, Inc.*	2,992	36,113
Vertiv Holdings Co.(a)	4,675	97,521
Vicor Corp.*	748	70,559

		10,890,674

Electronic Equipment, Instruments & Components - 1.2%
Advanced Energy Industries, Inc.(a)	2,805	241,735
Aeva Technologies, Inc.*(a)	22,253	116,383
Akoustis Technologies, Inc.*(a)	4,301	26,021
Alpine 4 Holdings, Inc.*(a)	5,423	8,677
Amphenol Corp., Class A	16,456	1,309,733
Arlo Technologies, Inc.*(a)	9,163	79,627
Arrow Electronics, Inc.*	2,992	371,008
Avnet, Inc.	21,692	875,489
Badger Meter, Inc.(a)	935	94,594
Belden, Inc.	3,553	198,790
Benchmark Electronics, Inc.	935	22,571
CDW Corp.	3,366	636,342
Cognex Corp.	4,114	273,416
Coherent, Inc.*	935	241,679
Corning, Inc.	24,310	1,021,992
CTS Corp.(a)	935	31,369
ePlus, Inc.*(a)	2,805	128,946
Fabrinet*(a)	1,309	148,127
FARO Technologies, Inc.*	374	20,312
Flex Ltd.*	18,887	305,592
II-VI, Inc.*(a)	24,310	1,541,254
Insight Enterprises, Inc.*	8,602	809,878
IPG Photonics Corp.*(a)	935	144,430
Itron, Inc.*	2,057	127,534
Jabil, Inc.	5,984	367,956
Keysight Technologies, Inc.*	4,862	820,803
Kimball Electronics, Inc.*(a)	9,911	196,139
Knowles Corp.*(a)	2,805	59,494
Lightwave Logic, Inc.*(a)	935	6,741
Littelfuse, Inc.	935	252,422
Methode Electronics, Inc.(a)	10,098	444,615
MicroVision, Inc.*(a)	8,415	28,695
National Instruments Corp.	4,675	192,704
nLight, Inc.*(a)	1,122	23,214
Novanta, Inc.*	2,057	284,072
OSI Systems, Inc.*	561	46,529
PC Connection, Inc.(a)	748	32,426
Plexus Corp.*(a)	7,667	594,346
Rogers Corp.*	561	153,125
Sanmina Corp.*	16,269	615,294
ScanSource, Inc.*(a)	4,301	134,105

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
TD SYNNEX Corp.(a)	9,163	958,175
TE Connectivity Ltd.	8,976	1,283,658
Teledyne Technologies, Inc.*	1,496	630,459
Trimble, Inc.*	6,732	485,781
TTM Technologies, Inc.*(a)	22,627	304,559
Velodyne Lidar, Inc.*(a)	374	1,462
Vishay Intertechnology, Inc.(a)	27,676	573,170
Vontier Corp.	37,774	1,061,827
Zebra Technologies Corp., Class A*	1,309	666,438

		18,993,708

Energy Equipment & Services - 0.5%
Archrock, Inc.(a)	14,025	118,371
Baker Hughes Co.	24,871	682,460
Cactus, Inc., Class A(a)	5,236	253,737
ChampionX Corp.*(a)	14,025	314,160
Core Laboratories NV	2,431	64,835
DMC Global, Inc.*(a)	748	30,174
Dril-Quip, Inc.*(a)	187	4,729
FTS International, Inc., Class A*	1,496	39,420
Halliburton Co.	19,822	609,328
Helix Energy Solutions Group, Inc.*(a)	41,514	146,544
Helmerich & Payne, Inc.(a)	8,976	257,611
Liberty Oilfield Services, Inc., Class A*(a)	8,228	99,559
Nabors Industries Ltd.*(a)	1,683	174,234
Newpark Resources, Inc.*(a)	16,082	57,091
NexTier Oilfield Solutions, Inc.*	32,164	193,627
Noble Corp.*(a)	13,277	327,809
NOV, Inc.	87,142	1,430,872
Oceaneering International, Inc.*(a)	12,342	160,816
Oil States International, Inc.*(a)	561	3,518
Patterson-UTI Energy, Inc.(a)	2,805	27,938
ProPetro Holding Corp.*(a)	14,399	151,334
RPC, Inc.*(a)	18,887	111,622
Schlumberger NV	34,034	1,329,708
Select Energy Services, Inc., Class A*(a)	29,359	195,825
Transocean Ltd.*(a)	138,754	437,075
US Silica Holdings, Inc.*(a)	5,797	55,361
Weatherford International plc*	14,399	431,970

		7,709,728

Entertainment - 1.1%
Activision Blizzard, Inc.	19,448	1,536,586
AMC Entertainment Holdings, Inc., Class A*(a)	10,098	162,174
Cinedigm Corp., Class A*(a)	16,456	13,978
Cinemark Holdings, Inc.*(a)	10,472	158,127
CuriosityStream, Inc.*(a)	5,236	23,196
Electronic Arts, Inc.	7,106	942,682
IMAX Corp.*	2,057	35,483
Liberty Media Corp-Liberty Formula One, Class A*	1,870	102,476
Liberty Media Corp-Liberty Formula One, Class C*	5,797	349,153
Lions Gate Entertainment Corp., Class A*	17,765	278,555

Investments	Shares	Value ($)
Lions Gate Entertainment Corp., Class B*	34,408	501,669
Live Nation Entertainment, Inc.*(a)	3,553	389,089
Madison Square Garden Sports Corp., Class A*(a)	374	62,110
Marcus Corp. (The)*(a)	5,610	94,529
Netflix, Inc.*	11,781	5,032,136
Playtika Holding Corp.*(a)	3,740	63,692
Redbox Entertainment, Inc.*(a)	2,992	15,379
Roku, Inc.*(a)	3,179	521,515
Sciplay Corp., Class A*(a)	187	2,338
Skillz, Inc.*(a)	16,082	77,354
Take-Two Interactive Software, Inc.*	2,805	458,169
Walt Disney Co. (The)*	47,311	6,764,054
Warner Music Group Corp., Class A(a)	6,545	278,163
World Wrestling Entertainment, Inc., Class A(a)	1,309	65,371
Zynga, Inc., Class A*	29,920	271,374

		18,199,352

Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust(a)	4,114	81,416
Agree Realty Corp.(a)	3,366	220,069
Alexander & Baldwin, Inc.(a)	5,984	137,333
Alexander’s, Inc.(a)	187	49,231
Alexandria Real Estate Equities, Inc.	3,366	655,831
American Assets Trust, Inc.	374	13,453
American Campus Communities, Inc.	5,423	283,406
American Finance Trust, Inc.(a)	26,367	217,791
American Homes 4 Rent, Class A	6,732	263,423
American Tower Corp.	12,342	3,104,013
Americold Realty Trust	4,488	127,684
Apartment Income REIT Corp.(a)	5,610	296,320
Apple Hospitality REIT, Inc.	5,236	84,457
Armada Hoffler Properties, Inc.	1,683	23,612
Ashford Hospitality Trust, Inc.*(a)	9,350	72,836
AvalonBay Communities, Inc.	3,740	913,420
Bluerock Residential Growth REIT, Inc.	7,106	188,664
Boston Properties, Inc.	2,992	335,343
Braemar Hotels & Resorts, Inc.*(a)	374	2,001
Brandywine Realty Trust(a)	14,773	189,981
Brixmor Property Group, Inc.	11,407	289,281
Camden Property Trust	2,431	389,179
CareTrust REIT, Inc.	2,431	51,561
CatchMark Timber Trust, Inc., Class A(a)	5,423	44,469
Centerspace	1,496	142,688
Chatham Lodging Trust*(a)	7,667	101,741
City Office REIT, Inc.(a)	6,545	116,697
Community Healthcare Trust, Inc.	1,309	59,350
Corporate Office Properties Trust(a)	8,602	217,286
Cousins Properties, Inc.(a)	5,984	230,743
Crown Castle International Corp.	11,220	2,047,762

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
CubeSmart	7,293	370,047
CyrusOne, Inc.	2,805	252,029
DiamondRock Hospitality Co.*	41,327	386,407
Digital Realty Trust, Inc.(a)	8,041	1,199,958
DigitalBridge Group, Inc.*(a)	25,993	189,749
Diversified Healthcare Trust	85,833	261,791
Douglas Emmett, Inc.	8,041	251,040
Duke Realty Corp.	9,350	540,243
EastGroup Properties, Inc.	2,244	448,598
Empire State Realty Trust, Inc., Class A(a)	10,098	90,074
EPR Properties(a)	5,610	246,672
Equinix, Inc.	2,244	1,626,676
Equity Commonwealth*	2,805	73,042
Equity LifeStyle Properties, Inc.	4,862	380,646
Equity Residential	8,041	713,478
Essential Properties Realty Trust, Inc.	2,992	79,438
Essex Property Trust, Inc.	1,496	497,420
Extra Space Storage, Inc.	3,366	667,108
Federal Realty Investment Trust	2,431	309,928
First Industrial Realty Trust, Inc.	7,854	477,366
Four Corners Property Trust, Inc.	6,732	182,235
Franklin Street Properties Corp.	18,513	102,747
Gaming and Leisure Properties, Inc.	7,293	329,498
GEO Group, Inc. (The)*(a)	32,538	218,981
Getty Realty Corp.	4,675	138,707
Global Net Lease, Inc.(a)	10,846	155,532
Healthcare Realty Trust, Inc.	8,602	266,834
Healthcare Trust of America, Inc., Class A	11,781	383,472
Healthpeak Properties, Inc.	12,903	456,379
Hersha Hospitality Trust*	187	1,687
Highwoods Properties, Inc.	7,106	306,411
Host Hotels & Resorts, Inc.*	17,952	311,288
Hudson Pacific Properties, Inc.	10,285	243,035
Independence Realty Trust, Inc.	2,992	68,786
Industrial Logistics Properties Trust	4,488	102,910
Innovative Industrial Properties, Inc.	935	185,308
Invitation Homes, Inc.	14,212	596,620
Iron Mountain, Inc.(a)	7,480	343,482
iStar, Inc.(a)	6,171	132,491
JBG SMITH Properties	6,545	179,333
Kilroy Realty Corp.	4,675	299,200
Kimco Realty Corp.	19,822	480,882
Kite Realty Group Trust	6,919	144,469
Lamar Advertising Co., Class A	2,992	331,394
Life Storage, Inc.	2,805	378,535
LTC Properties, Inc.(a)	4,114	148,392
LXP Industrial Trust(a)	8,789	130,868
Macerich Co. (The)(a)	15,521	256,717
Medical Properties Trust, Inc.(a)	15,521	353,258
Mid-America Apartment Communities, Inc.	2,992	618,387
Monmouth Real Estate Investment Corp.	3,366	70,652
National Health Investors, Inc.(a)	748	43,257
National Retail Properties, Inc.(a)	6,358	282,168

Investments	Shares	Value ($)
National Storage Affiliates Trust	2,805	172,676
NexPoint Residential Trust, Inc.	187	14,852
Office Properties Income Trust(a)	15,147	385,946
Omega Healthcare Investors, Inc.(a)	59,092	1,860,216
Outfront Media, Inc.	10,659	264,770
Paramount Group, Inc.	43,197	375,382
Park Hotels & Resorts, Inc.*(a)	53,856	980,179
Pebblebrook Hotel Trust	9,537	206,476
Physicians Realty Trust	13,838	252,682
Piedmont Office Realty Trust, Inc., Class A	10,846	192,625
Plymouth Industrial REIT, Inc.	4,488	129,030
PotlatchDeltic Corp.	14,773	794,640
Preferred Apartment Communities, Inc., Class A(a)	18,139	302,559
Prologis, Inc.(a)	20,009	3,137,811
PS Business Parks, Inc.	561	93,665
Public Storage	4,114	1,474,992
Rayonier, Inc.(a)	8,976	327,983
Realty Income Corp.	13,651	947,516
Regency Centers Corp.	2,992	214,676
Retail Opportunity Investments Corp.(a)	7,480	138,604
Rexford Industrial Realty, Inc.	5,049	369,435
RLJ Lodging Trust	2,805	38,849
RPT Realty	9,350	117,997
Ryman Hospitality Properties, Inc.*	3,553	314,085
Sabra Health Care REIT, Inc.	61,149	832,238
Safehold, Inc.(a)	187	11,575
SBA Communications Corp.	2,805	912,859
Service Properties Trust	6,358	54,361
Simon Property Group, Inc.	8,041	1,183,635
SITE Centers Corp.	5,423	80,315
SL Green Realty Corp.	2,570	186,402
Spirit Realty Capital, Inc.(a)	4,488	213,000
STAG Industrial, Inc.(a)	9,163	391,535
STORE Capital Corp.	8,976	284,629
Summit Hotel Properties, Inc.*(a)	10,472	98,646
Sun Communities, Inc.	3,553	671,375
Sunstone Hotel Investors, Inc.*	9,350	105,748
Tanger Factory Outlet Centers, Inc.(a)	9,537	162,224
Terreno Realty Corp.(a)	4,301	321,586
UDR, Inc.	8,976	510,196
Uniti Group, Inc.(a)	5,797	69,912
Universal Health Realty Income Trust	1,122	65,413
Urban Edge Properties	5,049	92,094
Urstadt Biddle Properties, Inc., Class A(a)	5,423	106,779
Ventas, Inc.	8,789	465,993
VICI Properties, Inc.(a)	17,391	497,730
Vornado Realty Trust(a)	2,057	84,358
Washington REIT	6,919	170,346
Welltower, Inc.(a)	10,472	907,189
Weyerhaeuser Co.	22,253	899,689
Whitestone REIT(a)	12,342	126,012
WP Carey, Inc.	4,862	377,291

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Xenia Hotels & Resorts, Inc.*(a)	28,985	502,600

		51,750,042

Food & Staples Retailing - 1.3%
Albertsons Cos., Inc., Class A(a)	374	10,528
Andersons, Inc. (The)	5,049	192,367
BJ’s Wholesale Club Holdings, Inc.*	32,912	2,023,101
Casey’s General Stores, Inc.	1,496	280,964
Chefs’ Warehouse, Inc. (The)*(a)	4,301	128,342
Costco Wholesale Corp.	11,781	5,950,936
Grocery Outlet Holding Corp.*(a)	3,179	80,683
Ingles Markets, Inc., Class A	2,431	187,017
Kroger Co. (The)	23,749	1,035,219
Performance Food Group Co.*	5,797	244,575
PriceSmart, Inc.	374	26,707
Rite Aid Corp.*(a)	12,529	132,933
SpartanNash Co.(a)	10,285	252,702
Sprouts Farmers Market, Inc.*	29,546	801,878
Sysco Corp.	13,464	1,052,211
United Natural Foods, Inc.*(a)	15,147	587,401
US Foods Holding Corp.*	8,415	296,713
Walgreens Boots Alliance, Inc.	21,692	1,079,394
Walmart, Inc.	45,628	6,379,251
Weis Markets, Inc.(a)	5,049	304,152

		21,047,074

Food Products - 1.1%
Archer-Daniels-Midland Co.(a)	19,074	1,430,550
B&G Foods, Inc.(a)	5,984	186,102
Beyond Meat, Inc.*(a)	3,553	231,407
Bunge Ltd.	3,927	388,223
Calavo Growers, Inc.(a)	2,805	116,155
Campbell Soup Co.	4,675	206,261
Conagra Brands, Inc.	16,456	572,010
Darling Ingredients, Inc.*	4,862	310,050
Flowers Foods, Inc.	12,342	347,180
Fresh Del Monte Produce, Inc.	6,919	192,556
Freshpet, Inc.*(a)	2,431	226,156
General Mills, Inc.	20,944	1,438,434
Hain Celestial Group, Inc. (The)*(a)	2,805	102,467
Hershey Co. (The)	3,740	737,042
Hormel Foods Corp.(a)	5,797	275,184
Hostess Brands, Inc.*(a)	3,927	80,582
Ingredion, Inc.	15,147	1,434,421
J & J Snack Foods Corp.(a)	374	56,732
J M Smucker Co. (The)	3,927	552,058
John B Sanfilippo & Son, Inc.	187	14,792
Kellogg Co.	6,919	435,897
Kraft Heinz Co. (The)	20,757	743,101
Lamb Weston Holdings, Inc.(a)	3,927	252,153
Lancaster Colony Corp.(a)	561	89,070
McCormick & Co., Inc. (Non-Voting)(a)	7,480	750,319
Mondelez International, Inc., Class A	44,880	3,008,306
Pilgrim’s Pride Corp.*	9,350	261,519
Post Holdings, Inc.*	3,366	356,190
Sanderson Farms, Inc.	4,675	860,200

Investments	Shares	Value ($)
Seaboard Corp.	62	236,839
Simply Good Foods Co. (The)*	2,618	92,232
Tattooed Chef, Inc.*(a)	10,285	130,619
Tootsie Roll Industries, Inc.	2,805	95,231
TreeHouse Foods, Inc.*(a)	11,781	456,278
Tyson Foods, Inc., Class A	8,602	781,836
Vita Coco Co., Inc. (The)*(a)	5,610	61,205
Vital Farms, Inc.*(a)	1,870	30,911
Whole Earth Brands, Inc.*(a)	187	1,773

		17,542,041

Gas Utilities - 0.4%
Atmos Energy Corp.	3,366	360,903
Chesapeake Utilities Corp.(a)	561	76,414
Macquarie Infrastructure Holdings LLC(a)	3,366	12,151
National Fuel Gas Co.	23,188	1,408,207
New Jersey Resources Corp.	20,944	842,158
ONE Gas, Inc.(a)	3,740	291,309
South Jersey Industries, Inc.(a)	28,611	715,847
Southwest Gas Holdings, Inc.	13,536	922,885
Spire, Inc.(a)	11,033	727,295
UGI Corp.	7,854	356,179

		5,713,348

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	47,124	6,006,425
ABIOMED, Inc.*	1,122	331,966
Accuray, Inc.*	4,488	16,381
Align Technology, Inc.*	1,870	925,575
Alphatec Holdings, Inc.*	187	1,934
AngioDynamics, Inc.*	561	12,134
Artivion, Inc.*(a)	2,992	53,258
Asensus Surgical, Inc.*(a)	748	663
Aspira Women’s Health, Inc.*(a)	23,001	27,831
AtriCure, Inc.*(a)	1,122	73,648
Avanos Medical, Inc.*	1,122	33,952
Axogen, Inc.*(a)	7,480	65,151
Axonics, Inc.*(a)	748	35,478
Baxter International, Inc.	12,903	1,102,432
Becton Dickinson and Co.	8,976	2,281,161
BioLife Solutions, Inc.*(a)	1,870	55,801
Bioventus, Inc., Class A*(a)	2,805	36,549
Boston Scientific Corp.*	35,717	1,532,259
Cardiovascular Systems, Inc.*	187	3,286
Cerus Corp.*(a)	17,952	96,223
ClearPoint Neuro, Inc.*(a)	2,057	18,163
CONMED Corp.(a)	935	128,637
Cooper Cos., Inc. (The)(a)	1,309	521,375
CryoPort, Inc.*(a)	1,683	70,299
CVRx, Inc.*(a)	3,927	32,594
Dentsply Sirona, Inc.	5,610	299,686
DexCom, Inc.*	2,618	1,126,997
Eargo, Inc.*(a)	9,163	44,074
Edwards Lifesciences Corp.*	16,082	1,756,154
Envista Holdings Corp.*(a)	6,732	291,092
Figs, Inc., Class A*(a)	1,683	37,834
Glaukos Corp.*(a)	2,618	139,382
Globus Medical, Inc., Class A*	4,488	299,484
Haemonetics Corp.*	2,992	144,663

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Heska Corp.*(a)	374	51,455
Hologic, Inc.*	7,106	499,125
ICU Medical, Inc.*(a)	748	159,593
IDEXX Laboratories, Inc.*	2,431	1,233,246
Inari Medical, Inc.*(a)	561	41,267
Inogen, Inc.*(a)	1,309	38,917
Insulet Corp.*(a)	1,683	417,384
Integer Holdings Corp.*(a)	935	73,313
Integra LifeSciences Holdings Corp.*(a)	4,114	266,340
Intersect ENT, Inc.*	935	25,619
Intuitive Surgical, Inc.*	9,724	2,763,366
iRhythm Technologies, Inc.*(a)	1,496	186,746
Lantheus Holdings, Inc.*(a)	6,358	161,557
LeMaitre Vascular, Inc.	187	7,912
LivaNova plc*	3,179	238,775
Masimo Corp.*	1,309	287,810
Medtronic plc	34,595	3,580,237
Merit Medical Systems, Inc.*	1,683	93,322
Natus Medical, Inc.*	1,122	25,851
Neogen Corp.*	6,171	225,056
Nevro Corp.*(a)	2,057	135,145
Novocure Ltd.*	2,618	179,726
NuVasive, Inc.*	2,992	155,614
OraSure Technologies, Inc.*(a)	187	1,655
Ortho Clinical Diagnostics Holdings plc*	7,667	133,099
Orthofix Medical, Inc.*	2,805	85,272
Outset Medical, Inc.*(a)	2,618	97,363
Penumbra, Inc.*(a)	935	211,319
PROCEPT BioRobotics Corp.*(a)	1,870	34,670
Quidel Corp.*(a)	9,537	985,744
ResMed, Inc.	3,740	854,964
Retractable Technologies, Inc.*(a)	5,984	32,673
RxSight, Inc.*(a)	1,870	19,242
SeaSpine Holdings Corp.*(a)	4,862	58,247
Senseonics Holdings, Inc.*(a)	561	1,504
Shockwave Medical, Inc.*	2,057	298,203
SI-BONE, Inc.*(a)	2,992	58,942
Sientra, Inc.*(a)	8,602	24,172
Sight Sciences, Inc.*(a)	2,057	30,094
SmileDirectClub, Inc.*(a)	36,839	94,308
STAAR Surgical Co.*	2,244	163,184
Stereotaxis, Inc.*(a)	3,740	20,607
STERIS plc(a)	2,992	671,405
Stryker Corp.	8,415	2,087,341
Surmodics, Inc.*	187	8,542
Tactile Systems Technology, Inc.*(a)	3,740	58,980
Tandem Diabetes Care, Inc.*(a)	2,244	265,039
Teleflex, Inc.	1,122	348,033
TransMedics Group, Inc.*(a)	1,496	23,742
Treace Medical Concepts, Inc.*(a)	2,618	47,491
Varex Imaging Corp.*(a)	4,862	126,898
ViewRay, Inc.*(a)	7,106	30,911
Zimmer Biomet Holdings, Inc.	5,049	621,128
Zynex, Inc.(a)	3,702	29,320

		35,974,009

Investments	Shares	Value ($)
Health Care Providers & Services - 2.9%
1Life Healthcare, Inc.*(a)	11,220	125,215
Acadia Healthcare Co., Inc.*	5,984	315,058
Accolade, Inc.*	187	3,572
AdaptHealth Corp.*	5,984	113,098
Addus HomeCare Corp.*(a)	1,496	119,426
Agiliti, Inc.*	374	7,155
Amedisys, Inc.*(a)	1,683	227,373
AmerisourceBergen Corp.	5,423	738,613
AMN Healthcare Services, Inc.*(a)	3,179	322,160
Anthem, Inc.	8,041	3,546,001
Apollo Medical Holdings, Inc.*(a)	748	38,507
Aveanna Healthcare Holdings, Inc.*(a)	5,984	32,852
Brookdale Senior Living, Inc.*(a)	54,417	287,866
Cardinal Health, Inc.	9,911	511,110
Castle Biosciences, Inc.*(a)	2,244	97,053
Centene Corp.*(a)	20,009	1,555,900
Chemed Corp.	374	175,372
Cigna Corp.	11,220	2,585,761
Community Health Systems, Inc.*	27,115	344,089
Covetrus, Inc.*	4,301	77,719
CVS Health Corp.	42,823	4,561,078
DaVita, Inc.*	2,805	303,978
Encompass Health Corp.	22,814	1,415,381
Ensign Group, Inc. (The)(a)	2,431	183,370
Fulgent Genetics, Inc.*(a)	4,301	274,705
Guardant Health, Inc.*(a)	2,618	182,082
Hanger, Inc.*	3,553	64,416
HCA Healthcare, Inc.	8,041	1,930,242
HealthEquity, Inc.*(a)	5,236	279,812
Henry Schein, Inc.*(a)	4,675	352,027
Humana, Inc.(a)	4,114	1,614,745
Innovage Holding Corp.*(a)	187	976
Joint Corp. (The)*(a)	187	10,105
Laboratory Corp. of America Holdings*	3,366	913,398
LHC Group, Inc.*(a)	1,496	185,654
McKesson Corp.	5,236	1,344,186
MEDNAX, Inc.*	4,488	109,732
ModivCare, Inc.*(a)	374	43,358
Molina Healthcare, Inc.*	2,057	597,517
National HealthCare Corp.	2,057	134,528
Oak Street Health, Inc.*(a)	4,301	74,751
Option Care Health, Inc.*(a)	10,098	235,990
Owens & Minor, Inc.(a)	17,391	731,987
Patterson Cos., Inc.	20,383	584,788
PetIQ, Inc.*(a)	2,431	49,690
Premier, Inc., Class A	26,928	1,029,188
Progyny, Inc.*(a)	3,366	136,323
Quest Diagnostics, Inc.	4,301	580,721
R1 RCM, Inc.*(a)	4,301	102,278
RadNet, Inc.*	1,122	28,891
Select Medical Holdings Corp.	23,749	551,689
Surgery Partners, Inc.*(a)	3,553	151,606
Tenet Healthcare Corp.*	25,432	1,885,020
Tivity Health, Inc.*(a)	5,610	142,718
Triple-S Management Corp., Class B*	5,797	208,634

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
UnitedHealth Group, Inc.	30,855	14,581,147
Universal Health Services, Inc., Class B(a)	2,431	316,176
US Physical Therapy, Inc.(a)	187	18,096

		47,134,883

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	34,034	688,167
American Well Corp., Class A*(a)	17,578	83,144
Cerner Corp.	8,789	801,557
Certara, Inc.*(a)	6,358	169,949
Change Healthcare, Inc.*(a)	56,474	1,111,408
Computer Programs & Systems, Inc.*(a)	3,553	100,621
Convey Health Solutions Holdings, Inc.*(a)	3,179	24,764
Doximity, Inc., Class A*(a)	2,431	110,781
Evolent Health, Inc., Class A*(a)	7,106	168,483
Health Catalyst, Inc.*(a)	374	11,164
HealthStream, Inc.*	187	4,553
Inspire Medical Systems, Inc.*(a)	1,496	331,050
Multiplan Corp.*(a)	374	1,507
NextGen Healthcare, Inc.*	561	10,833
Omnicell, Inc.*(a)	2,431	364,990
OptimizeRx Corp.*(a)	561	25,206
Phreesia, Inc.*	561	17,498
Schrodinger, Inc.*(a)	3,366	95,426
Simulations Plus, Inc.(a)	935	39,756
Tabula Rasa HealthCare, Inc.*(a)	1,683	18,160
Teladoc Health, Inc.*(a)	4,862	372,964
Veeva Systems, Inc., Class A*	3,366	796,194
Vocera Communications, Inc.*(a)	2,057	162,524

		5,510,699

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A*	9,537	1,468,412
Aramark(a)	6,358	218,016
BJ’s Restaurants, Inc.*(a)	2,244	67,522
Bloomin’ Brands, Inc.*(a)	18,887	383,973
Booking Holdings, Inc.*	1,122	2,755,778
Boyd Gaming Corp.*(a)	4,301	255,737
Brinker International, Inc.*	11,594	385,037
Caesars Entertainment, Inc.*(a)	6,545	498,336
Carnival Corp.*	22,814	451,945
Cheesecake Factory, Inc. (The)*(a)	11,220	400,330
Chipotle Mexican Grill, Inc.*	748	1,111,214
Choice Hotels International, Inc.(a)	1,122	160,895
Churchill Downs, Inc.(a)	1,309	275,283
Cracker Barrel Old Country Store, Inc.(a)	5,797	690,655
Darden Restaurants, Inc.(a)	2,992	418,491
Dave & Buster’s Entertainment, Inc.*(a)	4,301	153,933
Del Taco Restaurants, Inc.	7,106	88,612
Denny’s Corp.*	1,683	26,086
Dine Brands Global, Inc.	4,114	279,135
Domino’s Pizza, Inc.	1,122	510,117
DraftKings, Inc., Class A*(a)	9,350	206,541
El Pollo Loco Holdings, Inc.*	3,740	49,892

Investments	Shares	Value ($)
Esports Technologies, Inc.*(a)	1,683	20,230
Everi Holdings, Inc.*	8,415	166,364
Expedia Group, Inc.*	3,927	719,780
F45 Training Holdings, Inc.*(a)	1,309	16,376
First Watch Restaurant Group, Inc.*(a)	1,309	19,687
GAN Ltd.*(a)	7,293	50,249
Golden Entertainment, Inc.*(a)	3,366	151,403
Golden Nugget Online Gaming, Inc.*(a)	5,049	40,594
Hilton Grand Vacations, Inc.*	6,171	301,515
Hilton Worldwide Holdings, Inc.*	7,480	1,085,423
Hyatt Hotels Corp., Class A*(a)	1,496	137,048
Jack in the Box, Inc.(a)	5,797	527,817
Las Vegas Sands Corp.*	9,350	409,530
Lindblad Expeditions Holdings, Inc.*(a)	6,545	110,414
Marriott International, Inc., Class A*	7,293	1,175,048
Marriott Vacations Worldwide Corp.	2,618	425,111
McDonald’s Corp.	19,822	5,142,818
Membership Collective Group, Inc., Class A*(a)	6,358	56,395
MGM Resorts International	12,342	527,250
Norwegian Cruise Line Holdings Ltd.*(a)	13,838	288,245
Papa John’s International, Inc.(a)	935	115,426
Penn National Gaming, Inc.*(a)	5,049	230,285
Planet Fitness, Inc., Class A*	3,179	281,787
PlayAGS, Inc.*(a)	3,740	29,135
Portillo’s, Inc., Class A*(a)	1,683	44,684
Red Robin Gourmet Burgers, Inc.*(a)	5,797	85,506
Red Rock Resorts, Inc., Class A	2,244	99,903
Royal Caribbean Cruises Ltd.*(a)	4,675	363,762
Rush Street Interactive, Inc.*(a)	12,716	128,940
Ruth’s Hospitality Group, Inc.*(a)	5,610	112,368
Scientific Games Corp.*(a)	6,171	356,067
SeaWorld Entertainment, Inc.*	3,740	222,829
Shake Shack, Inc., Class A*(a)	2,244	148,261
Six Flags Entertainment Corp.*	5,610	221,539
Starbucks Corp.	31,229	3,070,435
Texas Roadhouse, Inc.	2,618	223,551
Travel + Leisure Co.(a)	18,887	1,072,782
Vail Resorts, Inc.	1,122	310,906
Wendy’s Co. (The)	6,171	142,118
Wingstop, Inc.(a)	2,057	315,235
Wyndham Hotels & Resorts, Inc.	3,553	298,274
Wynn Resorts Ltd.*	2,431	207,729
Yum! Brands, Inc.	8,415	1,053,305

		31,362,064

Household Durables - 0.8%
Beazer Homes USA, Inc.*	3,366	61,396
Cavco Industries, Inc.*	187	50,385
Century Communities, Inc.(a)	7,854	517,186
Cricut, Inc., Class A*(a)	748	14,795
DR Horton, Inc.	11,407	1,017,733

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Ethan Allen Interiors, Inc.(a)	4,675	117,857
Garmin Ltd.	3,740	465,331
GoPro, Inc., Class A*(a)	28,611	253,493
Green Brick Partners, Inc.*(a)	8,789	208,123
Helen of Troy Ltd.*(a)	935	195,724
Hovnanian Enterprises, Inc., Class A*(a)	374	36,233
Installed Building Products, Inc.(a)	748	82,871
iRobot Corp.*(a)	1,496	98,018
KB Home(a)	20,944	884,884
La-Z-Boy, Inc.(a)	8,602	315,779
Leggett & Platt, Inc.	4,675	186,299
Lennar Corp., Class A	9,537	916,601
Lennar Corp., Class B	561	45,290
LGI Homes, Inc.*	5,423	675,218
Lovesac Co. (The)*(a)	1,309	70,490
M/I Homes, Inc.*(a)	7,854	416,183
MDC Holdings, Inc.(a)	13,464	682,490
Meritage Homes Corp.*	8,976	915,821
Mohawk Industries, Inc.*	1,683	265,695
Newell Brands, Inc.(a)	12,155	282,118
NVR, Inc.*	107	570,013
PulteGroup, Inc.	9,724	512,358
Purple Innovation, Inc.*(a)	6,732	56,010
Skyline Champion Corp.*(a)	1,870	125,926
Sonos, Inc.*(a)	3,553	89,607
Taylor Morrison Home Corp., Class A*	31,603	969,896
Tempur Sealy International, Inc.	8,041	320,112
Toll Brothers, Inc.	4,862	286,712
TopBuild Corp.*(a)	1,122	261,033
Traeger, Inc.*(a)	3,366	34,300
Tri Pointe Homes, Inc.*	29,733	707,943
Tupperware Brands Corp.*(a)	12,903	198,964
Universal Electronics, Inc.*	2,805	99,549
Vuzix Corp.*(a)	187	1,221
Weber, Inc., Class A(a)	2,431	26,352
Whirlpool Corp.	2,244	471,666

		13,507,675

Household Products - 1.1%
Central Garden & Pet Co.*	1,683	78,074
Central Garden & Pet Co., Class A*	10,285	445,649
Church & Dwight Co., Inc.	7,293	748,627
Clorox Co. (The)	2,805	470,847
Colgate-Palmolive Co.	21,131	1,742,251
Energizer Holdings, Inc.	15,334	576,712
Kimberly-Clark Corp.	11,220	1,544,433
Procter & Gamble Co. (The)	64,141	10,291,424
Reynolds Consumer Products, Inc.(a)	10,285	311,327
Spectrum Brands Holdings, Inc.	9,537	852,417
WD-40 Co.(a)	374	83,125

		17,144,886

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	19,448	431,357
Clearway Energy, Inc., Class A	3,553	109,610
Clearway Energy, Inc., Class C	2,431	81,876
Ormat Technologies, Inc.(a)	1,496	101,967

Investments	Shares	Value ($)
Sunnova Energy International, Inc.*(a)	1,870	36,764
Vistra Corp.	17,578	383,376

		1,144,950

Industrial Conglomerates - 0.7%
3M Co.	18,326	3,042,482
General Electric Co.	28,050	2,650,164
Honeywell International, Inc.	17,765	3,632,587
Roper Technologies, Inc.	2,992	1,307,983

		10,633,216

Insurance - 2.6%
Aflac, Inc.	21,318	1,339,197
Alleghany Corp.*	374	248,336
Allstate Corp. (The)	9,911	1,195,960
Ambac Financial Group, Inc.*	8,602	121,890
American Equity Investment Life Holding Co.	21,879	900,102
American Financial Group, Inc.	2,805	365,435
American International Group, Inc.	26,741	1,544,293
American National Group, Inc.(a)	2,618	494,252
AMERISAFE, Inc.(a)	374	19,642
Aon plc, Class A	5,797	1,602,523
Arch Capital Group Ltd.*	14,399	666,962
Argo Group International Holdings Ltd.(a)	6,919	392,861
Arthur J Gallagher & Co.	5,049	797,439
Assurant, Inc.	2,244	342,232
Assured Guaranty Ltd.(a)	18,513	986,558
Axis Capital Holdings Ltd.	16,830	958,973
Brighthouse Financial, Inc.*(a)	18,139	987,669
Brown & Brown, Inc.(a)	6,171	409,014
BRP Group, Inc., Class A*	1,683	51,365
Chubb Ltd.	14,399	2,840,635
Cincinnati Financial Corp.	4,114	484,753
CNO Financial Group, Inc.	32,912	820,825
Employers Holdings, Inc.(a)	748	29,247
Enstar Group Ltd.*(a)	2,992	793,119
Erie Indemnity Co., Class A(a)	935	172,134
Everest Re Group Ltd.	1,122	317,975
Fidelity National Financial, Inc.	10,846	546,096
First American Financial Corp.(a)	4,675	348,334
Genworth Financial, Inc., Class A*	111,265	433,933
Globe Life, Inc.	2,618	267,821
GoHealth, Inc., Class A*	18,139	50,064
Goosehead Insurance, Inc., Class A(a)	374	36,869
Hanover Insurance Group, Inc. (The)	7,854	1,083,538
Hartford Financial Services Group, Inc. (The)	12,342	887,020
HCI Group, Inc.	1,309	88,842
Horace Mann Educators Corp.	7,667	291,423
James River Group Holdings Ltd.	9,163	259,496
Kemper Corp.(a)	1,496	89,730
Kinsale Capital Group, Inc.(a)	1,309	262,219
Lemonade, Inc.*(a)	2,244	71,651
Lincoln National Corp.	6,732	471,105
Loews Corp.	8,041	479,726

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Markel Corp.*	374	461,045
Marsh & McLennan Cos., Inc.	13,838	2,126,070
MBIA, Inc.*(a)	6,545	89,470
Mercury General Corp.(a)	6,732	367,971
MetLife, Inc.	24,684	1,655,309
National Western Life Group, Inc., Class A	374	79,987
Old Republic International Corp.	12,529	321,118
Oscar Health, Inc., Class A*(a)	10,472	70,162
Primerica, Inc.(a)	2,057	317,477
Principal Financial Group, Inc.(a)	9,163	669,449
ProAssurance Corp.(a)	1,683	40,325
Progressive Corp. (The)	18,700	2,031,942
Prudential Financial, Inc.	12,903	1,439,588
Reinsurance Group of America, Inc.	1,496	171,786
RenaissanceRe Holdings Ltd.(a)	10,472	1,645,884
RLI Corp.	1,309	137,157
Ryan Specialty Group Holdings, Inc., Class A*	748	27,983
Safety Insurance Group, Inc.	2,431	200,144
Selective Insurance Group, Inc.	13,838	1,091,818
Selectquote, Inc.*(a)	30,668	226,637
SiriusPoint Ltd.*(a)	15,147	128,295
Stewart Information Services Corp.(a)	6,919	494,224
Travelers Cos., Inc. (The)	8,415	1,398,405
Trupanion, Inc.*(a)	2,431	231,553
Universal Insurance Holdings, Inc.	11,594	199,881
Unum Group	46,189	1,172,277
W R Berkley Corp.	3,366	284,427
White Mountains Insurance Group Ltd.(a)	187	194,660
Willis Towers Watson plc	3,366	787,509

		42,613,811

Interactive Media & Services - 4.1%
Alphabet, Inc., Class A*	7,909	21,402,308
Alphabet, Inc., Class C*	7,352	19,953,107
Angi, Inc., Class A*	4,675	40,112
Bumble, Inc., Class A*	3,740	110,367
Cargurus, Inc.*(a)	5,984	190,890
Cars.com, Inc.*(a)	19,635	305,913
Eventbrite, Inc., Class A*(a)	5,236	75,032
EverQuote, Inc., Class A*(a)	1,683	27,702
fuboTV, Inc.*(a)	8,228	88,369
IAC/InterActiveCorp*(a)	1,496	204,264
Liberty TripAdvisor Holdings, Inc., Class A*(a)	10,846	24,404
Match Group, Inc.*	6,732	758,696
MediaAlpha, Inc., Class A*(a)	2,618	38,877
Meta Platforms, Inc., Class A*	62,458	19,565,593
Pinterest, Inc., Class A*	15,334	453,273
QuinStreet, Inc.*(a)	1,683	27,079
Snap, Inc., Class A*(a)	26,367	857,982
TripAdvisor, Inc.*(a)	6,171	167,543
TrueCar, Inc.*(a)	10,846	37,310
Twitter, Inc.*	20,570	771,581
Vimeo, Inc.*	8,976	131,498

Investments	Shares	Value ($)
Yelp, Inc.*(a)	1,122	38,754
Ziff Davis, Inc.*	3,179	333,986
ZoomInfo Technologies, Inc., Class A*(a)	6,732	355,854

		65,960,494

Internet & Direct Marketing Retail - 2.5%
1847 Goedeker, Inc.*(a)	34,969	79,030
1stdibs.com, Inc.*(a)	1,122	11,557
Amazon.com, Inc.*	11,467	34,303,186
CarParts.com, Inc.*(a)	1,309	12,043
Chewy, Inc., Class A*(a)	2,431	115,740
DoorDash, Inc., Class A*	3,740	424,453
eBay, Inc.	20,757	1,246,873
Etsy, Inc.*(a)	2,992	469,983
Groupon, Inc.*(a)	2,805	85,665
Lands’ End, Inc.*(a)	561	10,283
Liquidity Services, Inc.*	561	10,676
MercadoLibre, Inc.*	1,122	1,270,171
Overstock.com, Inc.*(a)	2,057	98,613
PetMed Express, Inc.(a)	1,496	38,642
Porch Group, Inc.*(a)	3,740	39,457
Poshmark, Inc., Class A*(a)	2,992	47,303
Quotient Technology, Inc.*(a)	5,423	38,558
Qurate Retail, Inc., Series A(a)	88,825	624,440
RealReal, Inc. (The)*	6,171	58,316
Revolve Group, Inc.*	561	27,668
Shutterstock, Inc.(a)	1,870	181,334
Stitch Fix, Inc., Class A*(a)	5,423	89,100
ThredUp, Inc., Class A*(a)	3,553	32,936
Wayfair, Inc., Class A*(a)	2,057	320,727
Xometry, Inc., Class A*(a)	748	38,597

		39,675,351

IT Services - 3.8%
Accenture plc, Class A	16,830	5,950,751
Affirm Holdings, Inc.*(a)	3,740	239,622
Akamai Technologies, Inc.*(a)	5,049	578,363
Alliance Data Systems Corp.	12,342	852,092
Automatic Data Processing, Inc.	11,407	2,351,781
BigCommerce Holdings, Inc., Series 1*	748	24,452
Block, Inc., Class A*(a)	12,903	1,577,908
Brightcove, Inc.*(a)	2,618	24,688
Broadridge Financial Solutions, Inc.	3,366	535,935
Cantaloupe, Inc.*(a)	2,805	23,562
Cloudflare, Inc., Class A*(a)	6,732	648,965
Cognizant Technology Solutions Corp., Class A	17,952	1,533,460
Concentrix Corp.(a)	1,683	338,266
Conduent, Inc.*	48,433	229,088
CSG Systems International, Inc.(a)	2,992	169,856
DigitalOcean Holdings, Inc.*(a)	374	21,445
DXC Technology Co.*	10,846	326,248
EPAM Systems, Inc.*	1,683	801,344
Euronet Worldwide, Inc.*	2,431	325,487
EVERTEC, Inc.(a)	1,870	81,607
Evo Payments, Inc., Class A*(a)	1,309	31,573
ExlService Holdings, Inc.*	1,122	135,223

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Fastly, Inc., Class A*(a)	5,984	171,501
Fidelity National Information Services, Inc.	19,074	2,287,354
Fiserv, Inc.*	18,513	1,956,824
FleetCor Technologies, Inc.*	2,057	490,101
Flywire Corp.*(a)	748	21,086
Gartner, Inc.*	2,431	714,447
Genpact Ltd.(a)	3,927	195,368
Global Payments, Inc.	9,163	1,373,350
GoDaddy, Inc., Class A*	4,301	325,629
GreenBox POS*(a)	3,366	12,959
Grid Dynamics Holdings, Inc.*	374	9,967
I3 Verticals, Inc., Class A*(a)	2,618	60,581
International Business Machines Corp.	28,424	3,796,594
International Money Express, Inc.*	2,618	41,914
Jack Henry & Associates, Inc.(a)	2,057	345,185
Limelight Networks, Inc.*	3,740	15,970
LiveRamp Holdings, Inc.*	3,553	158,641
Marqeta, Inc., Class A*(a)	12,903	152,255
Mastercard, Inc., Class A	22,627	8,742,620
MAXIMUS, Inc.	2,431	187,965
MongoDB, Inc.*(a)	1,683	681,800
Okta, Inc.*(a)	3,553	703,103
Paya Holdings, Inc.*(a)	187	1,225
Paychex, Inc.	8,415	990,950
Payoneer Global, Inc.*	19,074	99,566
PayPal Holdings, Inc.*	30,481	5,240,903
Perficient, Inc.*(a)	1,122	117,608
Rackspace Technology, Inc.*	15,708	196,507
Repay Holdings Corp.*(a)	6,171	110,399
Sabre Corp.*(a)	14,960	136,884
Shift4 Payments, Inc., Class A*(a)	3,179	167,597
Snowflake, Inc., Class A*	6,358	1,754,172
SolarWinds Corp.(a)	13,090	178,024
Squarespace, Inc., Class A*(a)	1,870	61,972
Switch, Inc., Class A	6,171	158,163
TaskUS, Inc., Class A*(a)	1,122	35,904
Toast, Inc., Class A*(a)	4,862	111,243
TTEC Holdings, Inc.(a)	561	44,930
Tucows, Inc., Class A*(a)	187	14,773
Twilio, Inc., Class A*(a)	4,301	886,522
Unisys Corp.*(a)	13,838	252,543
VeriSign, Inc.*	2,618	568,577
Verra Mobility Corp.*(a)	11,220	177,725
Visa, Inc., Class A(a)	43,758	9,896,747
Western Union Co. (The)	8,415	159,128
WEX, Inc.*	2,618	421,446

		61,030,438

Leisure Products - 0.3%
Acushnet Holdings Corp.(a)	1,122	52,397
AMMO, Inc.*(a)	18,887	87,636
Brunswick Corp.	2,992	271,644
Callaway Golf Co.*	5,236	124,931
Genius Brands International, Inc.*(a)	33,847	29,775
Hasbro, Inc.(a)	3,179	293,994
Johnson Outdoors, Inc., Class A	187	16,871

Investments	Shares	Value ($)
Malibu Boats, Inc., Class A*(a)	4,114	270,125
MasterCraft Boat Holdings, Inc.*(a)	5,797	147,418
Mattel, Inc.*(a)	12,716	266,019
Nautilus, Inc.*	11,968	61,037
Peloton Interactive, Inc., Class A*(a)	8,041	219,761
Polaris, Inc.(a)	13,464	1,515,912
Smith & Wesson Brands, Inc.	8,415	143,728
Solo Brands, Inc., Class A*(a)	1,683	18,782
Sturm Ruger & Co., Inc.	4,114	276,584
Vinco Ventures, Inc.*(a)	7,106	23,379
Vista Outdoor, Inc.*(a)	11,968	461,725
YETI Holdings, Inc.*(a)	2,805	183,952

		4,465,670

Life Sciences Tools & Services - 1.3%
10X Genomics, Inc., Class A*(a)	2,244	216,030
Absci Corp.*(a)	2,057	13,844
Adaptive Biotechnologies Corp.*	2,431	42,397
Agilent Technologies, Inc.	8,041	1,120,272
Akoya Biosciences, Inc.*(a)	1,122	12,746
Alpha Teknova, Inc.*(a)	1,496	23,607
Avantor, Inc.*	14,025	523,553
Berkeley Lights, Inc.*	187	1,816
Bionano Genomics, Inc.*(a)	16,269	36,117
Bio-Rad Laboratories, Inc., Class A*	561	336,448
Bio-Techne Corp.	935	351,943
Bruker Corp.	2,618	174,359
Charles River Laboratories International, Inc.*	1,309	431,656
ChromaDex Corp.*(a)	6,545	18,391
Codexis, Inc.*(a)	5,610	115,005
Cytek Biosciences, Inc.*(a)	1,309	19,059
Danaher Corp.	17,017	4,863,288
Fluidigm Corp.*(a)	8,228	26,906
Illumina, Inc.*	3,927	1,369,816
IQVIA Holdings, Inc.*	5,236	1,282,296
Maravai LifeSciences Holdings, Inc., Class A*	3,366	97,345
Medpace Holdings, Inc.*(a)	1,122	199,110
Mettler-Toledo International, Inc.*	561	826,173
NanoString Technologies, Inc.*(a)	3,366	116,867
NeoGenomics, Inc.*(a)	3,553	80,085
Pacific Biosciences of California, Inc.*(a)	10,659	119,168
PerkinElmer, Inc.(a)	3,740	643,916
Personalis, Inc.*	4,675	53,248
Quanterix Corp.*(a)	2,431	74,000
Rapid Micro Biosystems, Inc., Class A*	2,805	20,000
Repligen Corp.*(a)	1,496	296,717
Sotera Health Co.*(a)	5,236	112,626
Syneos Health, Inc.*	3,553	321,760
Thermo Fisher Scientific, Inc.	10,472	6,087,374
Waters Corp.*(a)	1,683	538,762
West Pharmaceutical Services, Inc.	1,870	735,321

		21,302,021

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Machinery - 1.9%
AGCO Corp.	2,618	306,830
Agrify Corp.*(a)	2,431	15,048
Alamo Group, Inc.	374	52,678
Albany International Corp., Class A	2,244	187,845
Allison Transmission Holdings, Inc.	24,871	944,849
Altra Industrial Motion Corp.	3,740	180,567
Astec Industries, Inc.(a)	1,683	106,517
Barnes Group, Inc.	1,496	67,574
Blue Bird Corp.*(a)	3,740	58,007
Caterpillar, Inc.	17,204	3,467,638
Chart Industries, Inc.*	2,244	273,476
CIRCOR International, Inc.*(a)	2,618	72,702
Colfax Corp.*	8,602	353,714
Columbus McKinnon Corp.(a)	561	24,280
Commercial Vehicle Group, Inc.*	6,358	49,211
Crane Co.	3,366	348,415
Cummins, Inc.	4,675	1,032,614
Deere & Co.	8,976	3,378,566
Desktop Metal, Inc., Class A*	374	1,530
Donaldson Co., Inc.	4,675	260,210
Douglas Dynamics, Inc.(a)	3,366	122,960
Dover Corp.	3,740	635,463
EnPro Industries, Inc.(a)	1,309	137,471
ESCO Technologies, Inc.	2,244	179,026
Evoqua Water Technologies Corp.*	5,610	227,205
Federal Signal Corp.	1,870	72,967
Flowserve Corp.	7,480	243,998
Fortive Corp.	8,976	633,167
Franklin Electric Co., Inc.	1,122	97,390
Gates Industrial Corp. plc*(a)	17,765	274,825
Gorman-Rupp Co. (The)	1,683	67,505
Graco, Inc.	4,301	312,081
Greenbrier Cos., Inc. (The)(a)	6,171	249,062
Helios Technologies, Inc.	748	57,319
Hillenbrand, Inc.(a)	18,513	860,484
Hyster-Yale Materials Handling, Inc.	2,057	92,339
Ideanomics, Inc.*(a)	935	1,000
IDEX Corp.	1,683	362,586
Illinois Tool Works, Inc.	7,293	1,705,979
Ingersoll Rand, Inc.	9,350	525,563
ITT, Inc.(a)	2,992	275,025
John Bean Technologies Corp.(a)	1,496	201,960
Kadant, Inc.(a)	374	78,159
Kennametal, Inc.	5,236	181,009
Lincoln Electric Holdings, Inc.	2,244	286,873
Lindsay Corp.(a)	374	47,217
Manitowoc Co., Inc. (The)*	3,366	61,430
Meritor, Inc.*(a)	20,196	465,518
Middleby Corp. (The)*(a)	1,870	346,324
Mueller Industries, Inc.(a)	15,147	782,494
Mueller Water Products, Inc., Class A	5,423	69,686
Nikola Corp.*(a)	50,677	406,936
Nordson Corp.	1,309	304,395
Oshkosh Corp.(a)	2,992	340,520
Otis Worldwide Corp.	10,285	878,648

Investments	Shares	Value ($)
PACCAR, Inc.	10,285	956,402
Parker-Hannifin Corp.	3,366	1,043,494
Pentair plc	4,114	262,062
Proto Labs, Inc.*	1,496	75,069
RBC Bearings, Inc.*(a)	1,122	202,487
REV Group, Inc.(a)	7,106	95,434
Snap-on, Inc.(a)	1,683	350,485
SPX Corp.*	1,496	78,061
SPX FLOW, Inc.(a)	1,496	128,955
Standex International Corp.(a)	187	18,578
Stanley Black & Decker, Inc.	5,236	914,467
Tennant Co.(a)	187	14,431
Terex Corp.	14,773	616,330
Timken Co. (The)	16,269	1,086,769
Toro Co. (The)	2,431	234,786
Trinity Industries, Inc.(a)	2,992	85,960
Wabash National Corp.	7,106	139,420
Watts Water Technologies, Inc., Class A	935	143,251
Welbilt, Inc.*(a)	10,098	239,828
Westinghouse Air Brake Technologies Corp.	5,049	448,856
Woodward, Inc.(a)	1,309	144,343
Xylem, Inc.	4,114	432,052

		30,478,375

Marine - 0.1%
Eagle Bulk Shipping, Inc.(a)	1,122	50,288
Genco Shipping & Trading Ltd.	5,797	90,201
Kirby Corp.*	4,488	292,528
Matson, Inc.(a)	10,098	986,171

		1,419,188

Media - 1.3%
Advantage Solutions, Inc.*(a)	30,294	220,540
Altice USA, Inc., Class A*(a)	55,913	806,266
AMC Networks, Inc., Class A*(a)	7,667	326,844
Audacy, Inc.*(a)	748	1,810
Cable One, Inc.	187	288,865
Cardlytics, Inc.*(a)	2,244	150,572
Charter Communications, Inc., Class A*(a)	3,366	1,997,182
Clear Channel Outdoor Holdings, Inc.*	102,102	312,432
Comcast Corp., Class A	146,421	7,319,586
Discovery, Inc., Class A*(a)	3,927	109,603
Discovery, Inc., Class C*(a)	5,984	163,662
DISH Network Corp., Class A*	8,041	252,487
EW Scripps Co. (The), Class A*(a)	14,773	302,847
Fox Corp., Class A	8,041	326,545
Fox Corp., Class B	2,431	90,385
Gannett Co., Inc.*(a)	748	3,635
Gray Television, Inc.(a)	24,684	514,661
iHeartMedia, Inc., Class A*(a)	9,724	195,939
Interpublic Group of Cos., Inc. (The)	11,407	405,405
John Wiley & Sons, Inc., Class A(a)	10,846	550,435
Liberty Broadband Corp., Class A*	561	82,102

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Liberty Broadband Corp., Class C*(a)	3,927	582,806
Liberty Media Corp-Liberty SiriusXM, Class A*	2,057	95,136
Liberty Media Corp-Liberty SiriusXM, Class C*	4,862	226,229
Magnite, Inc.*(a)	935	12,688
New York Times Co. (The), Class A	4,301	172,169
News Corp., Class A	9,724	216,262
News Corp., Class B(a)	3,179	70,701
Nexstar Media Group, Inc., Class A	9,911	1,639,081
Omnicom Group, Inc.	5,797	436,862
PubMatic, Inc., Class A*(a)	935	22,954
Scholastic Corp.(a)	748	30,683
Sinclair Broadcast Group, Inc., Class A(a)	12,155	334,019
Sirius XM Holdings, Inc.(a)	35,904	228,349
TechTarget, Inc.*(a)	1,122	93,059
TEGNA, Inc.	52,173	1,010,069
Thryv Holdings, Inc.*(a)	2,992	97,031
Urban One, Inc.*(a)	9,537	51,881
ViacomCBS, Inc.	17,204	575,474
ViacomCBS, Inc., Class A(a)	1,122	41,043
WideOpenWest, Inc.*	6,732	125,283

		20,483,582

Metals & Mining - 0.7%
Alcoa Corp.(a)	7,667	434,796
Allegheny Technologies, Inc.*(a)	11,407	208,634
Arconic Corp.*(a)	22,814	705,637
Carpenter Technology Corp.(a)	5,236	150,378
Century Aluminum Co.*(a)	10,098	154,903
Cleveland-Cliffs, Inc.*(a)	19,074	326,928
Coeur Mining, Inc.*(a)	23,188	108,752
Commercial Metals Co.	30,294	1,013,031
Compass Minerals International, Inc.	935	49,929
Freeport-McMoRan, Inc.(a)	45,441	1,691,314
Gatos Silver, Inc.*(a)	2,805	8,724
Hecla Mining Co.	14,960	74,202
Kaiser Aluminum Corp.(a)	1,309	125,337
Materion Corp.	561	46,479
McEwen Mining, Inc.*(a)	1,870	1,594
MP Materials Corp.*(a)	4,301	171,782
Newmont Corp.	24,310	1,487,043
Nucor Corp.(a)	9,163	929,128
Piedmont Lithium, Inc.*(a)	3,366	162,847
Reliance Steel & Aluminum Co.	2,431	371,651
Royal Gold, Inc.(a)	3,553	360,807
Ryerson Holding Corp.	935	19,167
Schnitzer Steel Industries, Inc., Class A(a)	4,488	175,660
Southern Copper Corp.	1,870	119,474
Steel Dynamics, Inc.	7,480	415,290
SunCoke Energy, Inc.	8,041	55,081
TimkenSteel Corp.*(a)	9,350	131,180
United States Steel Corp.(a)	60,962	1,263,133
Warrior Met Coal, Inc.	8,415	220,473

Investments	Shares	Value ($)
Worthington Industries, Inc.(a)	8,789	476,188

		11,459,542

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp.(a)	11,594	172,635
Annaly Capital Management, Inc.(a)	36,839	291,028
Apollo Commercial Real Estate Finance, Inc.(a)	31,790	433,934
Arbor Realty Trust, Inc.(a)	31,229	546,820
Ares Commercial Real Estate Corp.(a)	5,423	79,664
ARMOUR Residential REIT, Inc.	12,903	121,030
Blackstone Mortgage Trust, Inc., Class A(a)	41,140	1,292,619
BrightSpire Capital, Inc.	17,578	165,057
Broadmark Realty Capital, Inc.(a)	40,392	378,877
Chimera Investment Corp.(a)	51,238	742,951
Dynex Capital, Inc.(a)	13,838	222,515
Ellington Financial, Inc.(a)	16,082	285,777
Granite Point Mortgage Trust, Inc.	5,610	67,881
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,114	170,649
Invesco Mortgage Capital, Inc.(a)	85,459	229,030
KKR Real Estate Finance Trust, Inc.(a)	7,106	151,642
Ladder Capital Corp.(a)	7,293	86,714
MFA Financial, Inc.	76,670	354,982
New Residential Investment Corp.	108,086	1,151,116
New York Mortgage Trust, Inc.(a)	83,215	312,056
Orchid Island Capital, Inc.(a)	20,009	80,636
PennyMac Mortgage Investment Trust(a)	23,375	416,543
Ready Capital Corp.(a)	14,212	202,379
Redwood Trust, Inc.(a)	33,660	415,028
Starwood Property Trust, Inc.(a)	12,903	319,349
TPG RE Finance Trust, Inc.	11,594	146,316
Two Harbors Investment Corp.(a)	82,467	474,185

		9,311,413

Multiline Retail - 0.5%
Big Lots, Inc.(a)	8,789	368,347
Dillard’s, Inc., Class A	935	237,228
Dollar General Corp.	6,545	1,364,502
Dollar Tree, Inc.*	6,732	883,373
Franchise Group, Inc.	7,854	393,250
Kohl’s Corp.	6,545	390,802
Macy’s, Inc.	13,464	344,678
Nordstrom, Inc.*(a)	9,163	206,167
Ollie’s Bargain Outlet Holdings, Inc.*(a)	3,366	161,366
Target Corp.	16,269	3,586,176

		7,935,889

Multi-Utilities - 0.8%
Ameren Corp.	6,545	580,803
Avista Corp.(a)	14,960	665,122
Black Hills Corp.	16,456	1,114,729
CenterPoint Energy, Inc.	19,261	546,242
CMS Energy Corp.	8,228	529,719
Consolidated Edison, Inc.	10,846	937,637

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Dominion Energy, Inc.	27,302	2,202,179
DTE Energy Co.	6,732	810,735
MDU Resources Group, Inc.	46,189	1,356,571
NiSource, Inc.	15,895	463,816
NorthWestern Corp.(a)	12,155	706,449
Public Service Enterprise Group, Inc.	17,765	1,181,905
Sempra Energy(a)	9,724	1,343,468
Unitil Corp.(a)	2,618	122,889
WEC Energy Group, Inc.	8,602	834,738

		13,397,002

Oil, Gas & Consumable Fuels - 3.7%
Alto Ingredients, Inc.*(a)	20,757	107,521
Antero Midstream Corp.(a)	79,288	788,916
Antero Resources Corp.*(a)	69,751	1,362,237
APA Corp.	15,147	503,032
Arch Resources, Inc.(a)	4,675	442,442
Berry Corp.	13,277	115,377
Brigham Minerals, Inc., Class A	6,171	133,540
California Resources Corp.	2,057	87,669
Callon Petroleum Co.*(a)	10,846	536,226
Centennial Resource Development, Inc., Class A*(a)	12,529	97,852
Centrus Energy Corp., Class A*	2,057	89,377
Cheniere Energy, Inc.	8,415	941,639
Chesapeake Energy Corp.(a)	23,562	1,606,222
Chevron Corp.	63,393	8,325,403
Civitas Resources, Inc.(a)	15,708	856,090
Clean Energy Fuels Corp.*	17,765	107,834
CNX Resources Corp.*	53,108	787,592
Comstock Resources, Inc.*(a)	11,968	93,111
ConocoPhillips	42,823	3,794,974
CONSOL Energy, Inc.*	5,610	121,961
Continental Resources, Inc.(a)	3,740	194,256
Coterra Energy, Inc.	27,116	593,839
Crescent Energy, Inc., Class A(a)	561	7,445
CVR Energy, Inc.	12,342	241,039
Delek US Holdings, Inc.*(a)	15,335	237,994
Denbury, Inc.*(a)	1,309	98,358
Devon Energy Corp.	18,700	945,659
Diamondback Energy, Inc.	6,358	802,125
Dorian LPG Ltd.(a)	8,415	100,054
DT Midstream, Inc.(a)	22,066	1,140,812
Earthstone Energy, Inc., Class A*(a)	6,358	86,850
EOG Resources, Inc.	17,952	2,001,289
EQT Corp.*(a)	19,074	405,323
Equitrans Midstream Corp.	96,866	785,583
Exxon Mobil Corp.	136,136	10,340,891
Gevo, Inc.*(a)	374	1,279
Green Plains, Inc.*(a)	5,049	154,196
Gulfport Energy Corp.*(a)	2,244	146,870
Hess Corp.	8,415	776,620
HollyFrontier Corp.(a)	10,098	355,046
International Seaways, Inc.(a)	3,740	54,567
Kinder Morgan, Inc.	58,157	1,009,606
Kosmos Energy Ltd.*(a)	97,801	423,478
Laredo Petroleum, Inc.*(a)	2,057	138,148

Investments	Shares	Value ($)
Magnolia Oil & Gas Corp., Class A(a)	11,781	254,823
Marathon Oil Corp.	30,294	589,824
Marathon Petroleum Corp.(a)	17,578	1,261,222
Matador Resources Co.(a)	24,123	1,079,987
Murphy Oil Corp.(a)	31,603	998,655
New Fortress Energy, Inc.(a)	2,618	57,491
NextDecade Corp.*	3,366	7,439
Northern Oil and Gas, Inc.	12,903	303,479
Oasis Petroleum, Inc.(a)	3,740	506,508
Occidental Petroleum Corp.	20,383	767,828
ONEOK, Inc.	13,090	794,301
Ovintiv, Inc.(a)	11,033	428,080
Par Pacific Holdings, Inc.*	8,415	118,652
PBF Energy, Inc., Class A*(a)	22,066	349,525
PDC Energy, Inc.(a)	25,058	1,485,188
Peabody Energy Corp.*(a)	25,993	280,724
Phillips 66	10,285	872,065
Pioneer Natural Resources Co.	7,106	1,555,432
Range Resources Corp.*(a)	17,017	327,577
Ranger Oil Corp.*	5,423	168,167
Renewable Energy Group, Inc.*(a)	11,594	466,774
Ring Energy, Inc.*(a)	15,334	38,642
SilverBow Resources, Inc.*(a)	935	21,776
SM Energy Co.(a)	6,732	220,877
Southwestern Energy Co.*(a)	225,335	991,474
Targa Resources Corp.	7,667	452,966
Tellurian, Inc.*(a)	15,895	39,896
Texas Pacific Land Corp.(a)	187	201,025
Uranium Energy Corp.*(a)	3,553	9,273
Valero Energy Corp.	11,968	992,985
W&T Offshore, Inc.*	34,221	146,466
Whiting Petroleum Corp.*(a)	8,976	666,468
Williams Cos., Inc. (The)	42,636	1,276,522
World Fuel Services Corp.	748	21,101

		59,693,554

Paper & Forest Products - 0.2%
Clearwater Paper Corp.*(a)	2,431	76,868
Glatfelter Corp.(a)	7,106	123,360
Louisiana-Pacific Corp.	22,253	1,478,489
Mercer International, Inc.(a)	10,472	127,235
Neenah, Inc.	1,683	77,586
Resolute Forest Products, Inc.	6,919	94,237
Schweitzer-Mauduit International, Inc.(a)	4,675	141,512
Sylvamo Corp.*(a)	6,358	189,405
Verso Corp., Class A	8,228	221,169

		2,529,861

Personal Products - 0.3%
BellRing Brands, Inc., Class A*	3,553	86,551
Coty, Inc., Class A*(a)	22,066	187,120
Edgewell Personal Care Co.(a)	13,838	633,780
elf Beauty, Inc.*(a)	748	22,111
Estee Lauder Cos., Inc. (The), Class A	6,358	1,982,361
Herbalife Nutrition Ltd.*(a)	23,375	993,671
Honest Co., Inc. (The)*(a)	2,992	19,418
Inter Parfums, Inc.(a)	561	55,522

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Medifast, Inc.	561	111,476
Nu Skin Enterprises, Inc., Class A(a)	12,155	585,750
Thorne HealthTech, Inc.*(a)	2,992	16,097
USANA Health Sciences, Inc.*	187	17,874
Veru, Inc.*(a)	187	972

		4,712,703

Pharmaceuticals - 3.1%
9 Meters Biopharma, Inc.*	29,359	22,407
Aclaris Therapeutics, Inc.*	748	8,168
Aerie Pharmaceuticals, Inc.*	5,610	41,290
Amneal Pharmaceuticals, Inc.*(a)	3,366	14,911
Amphastar Pharmaceuticals, Inc.*(a)	1,122	25,907
Ampio Pharmaceuticals, Inc.*(a)	36,091	18,681
ANI Pharmaceuticals, Inc.*(a)	187	7,559
Antares Pharma, Inc.*(a)	17,017	57,347
Arvinas, Inc.*(a)	935	66,843
Axsome Therapeutics, Inc.*(a)	1,870	51,313
BioDelivery Sciences International, Inc.*(a)	935	3,422
Bristol-Myers Squibb Co.	70,686	4,586,815
Cara Therapeutics, Inc.*(a)	1,122	12,993
Cassava Sciences, Inc.*(a)	1,122	49,649
Catalent, Inc.*	3,927	408,133
Clearside Biomedical, Inc.*	3,740	7,293
Collegium Pharmaceutical, Inc.*(a)	3,740	66,759
Corcept Therapeutics, Inc.*(a)	5,049	94,770
DICE Therapeutics, Inc.*(a)	1,309	22,292
Elanco Animal Health, Inc.*	9,537	248,343
Eli Lilly & Co.	21,131	5,185,336
Endo International plc*(a)	58,157	185,521
Evolus, Inc.*(a)	2,057	15,263
Harmony Biosciences Holdings, Inc.*(a)	748	26,823
Innoviva, Inc.*(a)	10,472	167,866
Intra-Cellular Therapies, Inc.*(a)	3,179	150,971
Jazz Pharmaceuticals plc*(a)	1,870	259,762
Johnson & Johnson	86,020	14,820,386
KemPharm, Inc.*(a)	4,114	29,662
Marinus Pharmaceuticals, Inc.*(a)	3,179	32,426
Merck & Co., Inc.	80,971	6,597,517
Nektar Therapeutics*(a)	7,854	87,336
NGM Biopharmaceuticals, Inc.*	1,496	23,652
Ocular Therapeutix, Inc.*	5,610	31,753
Omeros Corp.*(a)	187	1,122
Oramed Pharmaceuticals, Inc.*(a)	1,122	10,053
Organon & Co.(a)	6,919	220,785
Pacira BioSciences, Inc.*(a)	3,740	234,760
Perrigo Co. plc(a)	32,912	1,252,960
Pfizer, Inc.	183,821	9,685,528
Phibro Animal Health Corp., Class A	2,057	39,700
Pliant Therapeutics, Inc.*	2,244	26,322
PLx Pharma, Inc.*(a)	5,610	37,026
Prestige Consumer Healthcare, Inc.*	13,090	738,930
Provention Bio, Inc.*(a)	374	2,005

Investments	Shares	Value ($)
Reata Pharmaceuticals, Inc., Class A*(a)	2,244	63,101
Relmada Therapeutics, Inc.*(a)	187	3,439
Revance Therapeutics, Inc.*(a)	3,179	42,376
Royalty Pharma plc, Class A(a)	9,350	374,093
Supernus Pharmaceuticals, Inc.*(a)	5,610	173,068
TherapeuticsMD, Inc.*(a)	99,858	30,307
Tilray Brands, Inc.*(a)	24,497	146,002
Viatris, Inc.	38,335	573,875
Zoetis, Inc.	12,716	2,540,530
Zogenix, Inc.*	4,675	121,597

		49,746,748

Professional Services - 0.8%
ASGN, Inc.*(a)	3,366	386,652
Barrett Business Services, Inc.(a)	935	59,840
Booz Allen Hamilton Holding Corp.	3,366	258,273
CACI International, Inc., Class A*	5,610	1,388,251
CBIZ, Inc.*	1,870	72,238
Clarivate plc*(a)	8,602	141,589
CoStar Group, Inc.*	9,350	655,996
Dun & Bradstreet Holdings, Inc.*(a)	9,350	187,561
Equifax, Inc.	3,179	762,197
Exponent, Inc.(a)	3,179	301,941
First Advantage Corp.*	748	12,656
Forrester Research, Inc.*	187	10,289
FTI Consulting, Inc.*(a)	1,122	163,599
Heidrick & Struggles International, Inc.(a)	2,805	122,775
Huron Consulting Group, Inc.*	561	24,751
ICF International, Inc.	561	52,953
IHS Markit Ltd.	10,472	1,223,025
Insperity, Inc.	1,122	120,649
Jacobs Engineering Group, Inc.(a)	4,114	535,560
KBR, Inc.(a)	8,789	381,443
Kelly Services, Inc., Class A(a)	8,228	140,534
Kforce, Inc.	374	25,682
Korn Ferry	3,740	248,261
Leidos Holdings, Inc.	3,927	351,270
ManpowerGroup, Inc.	12,155	1,274,695
ManTech International Corp., Class A(a)	1,496	108,071
Nielsen Holdings plc	12,903	243,351
Resources Connection, Inc.	5,984	104,301
Robert Half International, Inc.(a)	3,740	423,592
Science Applications International Corp.	14,025	1,150,471
Sterling Check Corp.*(a)	748	14,967
TransUnion	5,049	520,653
TriNet Group, Inc.*	1,309	111,527
TrueBlue, Inc.*	2,618	69,639
Upwork, Inc.*(a)	3,553	96,642
Verisk Analytics, Inc.	4,114	806,879

		12,552,773

Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A*	9,537	966,479
Cushman & Wakefield plc*	34,221	718,299

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
eXp World Holdings, Inc.(a)	2,805	76,128
Howard Hughes Corp. (The)*(a)	1,122	108,060
Jones Lang LaSalle, Inc.*(a)	2,057	515,875
Kennedy-Wilson Holdings, Inc.	2,618	58,800
Newmark Group, Inc., Class A	35,904	549,690
Opendoor Technologies, Inc.*(a)	4,114	40,852
RE/MAX Holdings, Inc., Class A(a)	5,797	172,519
Realogy Holdings Corp.*	30,668	506,022
Redfin Corp.*(a)	5,610	165,888
RMR Group, Inc. (The), Class A(a)	374	11,972
St Joe Co. (The)(a)	561	27,214
WeWork, Inc.*(a)	12,155	90,312
Zillow Group, Inc., Class A*(a)	561	27,971
Zillow Group, Inc., Class C*(a)	3,179	160,476

		4,196,557

Road & Rail - 0.9%
AMERCO	187	113,874
ArcBest Corp.(a)	2,057	181,921
Avis Budget Group, Inc.*(a)	1,683	296,511
Covenant Logistics Group, Inc., Class A*	935	20,308
CSX Corp.	57,035	1,951,738
Daseke, Inc.*	10,472	117,077
Heartland Express, Inc.	5,797	86,723
JB Hunt Transport Services, Inc.(a)	2,244	432,060
Knight-Swift Transportation Holdings, Inc.(a)	4,862	275,092
Landstar System, Inc.	1,496	239,360
Lyft, Inc., Class A*(a)	8,228	316,942
Marten Transport Ltd.	2,805	46,815
Norfolk Southern Corp.	6,732	1,831,037
Old Dominion Freight Line, Inc.	2,618	790,453
Ryder System, Inc.	11,781	862,251
Saia, Inc.*(a)	935	265,802
Schneider National, Inc., Class B	5,236	134,042
Uber Technologies, Inc.*	42,636	1,594,586
Union Pacific Corp.	17,204	4,207,238
Werner Enterprises, Inc.	16,269	725,435
XPO Logistics, Inc.*	2,805	185,607

		14,674,872

Semiconductors & Semiconductor Equipment - 4.6%
ACM Research, Inc., Class A*(a)	374	29,789
Advanced Micro Devices, Inc.*	32,351	3,696,102
Allegro MicroSystems, Inc.*(a)	374	10,614
Alpha & Omega Semiconductor Ltd.*(a)	5,797	261,039
Ambarella, Inc.*	1,683	235,872
Amkor Technology, Inc.(a)	20,570	452,951
Analog Devices, Inc.	14,586	2,391,666
Applied Materials, Inc.	24,310	3,359,156
Axcelis Technologies, Inc.*(a)	1,122	70,248
AXT, Inc.*(a)	7,480	56,025
Azenta, Inc.(a)	2,618	220,802
Broadcom, Inc.	13,464	7,888,288
Cirrus Logic, Inc.*	2,992	267,605
CMC Materials, Inc.	1,122	202,947
Cohu, Inc.*(a)	1,309	43,171

Investments	Shares	Value ($)
Diodes, Inc.*	1,496	138,814
Enphase Energy, Inc.*	3,179	446,554
Entegris, Inc.	3,553	425,792
First Solar, Inc.*	2,057	161,228
FormFactor, Inc.*(a)	2,431	103,901
Ichor Holdings Ltd.*(a)	2,431	103,123
Impinj, Inc.*(a)	1,496	118,767
Intel Corp.	130,526	6,372,279
KLA Corp.	3,927	1,528,663
Kulicke & Soffa Industries, Inc.(a)	13,464	736,346
Lam Research Corp.	3,553	2,095,986
Lattice Semiconductor Corp.*	4,675	258,154
MACOM Technology Solutions Holdings, Inc.*(a)	1,496	91,570
Magnachip Semiconductor Corp.*	5,423	96,475
Marvell Technology, Inc.	22,627	1,615,568
MaxLinear, Inc.*	3,553	213,251
Microchip Technology, Inc.	15,521	1,202,567
Micron Technology, Inc.	35,904	2,953,822
MKS Instruments, Inc.(a)	2,057	319,514
Monolithic Power Systems, Inc.	1,122	452,088
NeoPhotonics Corp.*	7,106	109,148
NVIDIA Corp.	66,011	16,163,454
NXP Semiconductors NV	7,293	1,498,274
ON Semiconductor Corp.*	12,529	739,211
Onto Innovation, Inc.*	3,366	308,124
PDF Solutions, Inc.*	374	11,119
Photronics, Inc.*	16,269	290,890
Power Integrations, Inc.	3,179	256,577
Qorvo, Inc.*	2,992	410,742
QUALCOMM, Inc.	35,904	6,310,487
Rambus, Inc.*(a)	3,740	94,435
Semtech Corp.*	3,553	252,618
Silicon Laboratories, Inc.*(a)	2,431	401,577
SiTime Corp.*(a)	561	130,764
Skyworks Solutions, Inc.	4,114	602,783
SMART Global Holdings, Inc.*(a)	4,675	268,158
SolarEdge Technologies, Inc.*(a)	1,496	356,377
SunPower Corp.*(a)	6,545	109,825
Synaptics, Inc.*	1,683	354,019
Teradyne, Inc.(a)	4,675	548,985
Texas Instruments, Inc.	24,684	4,430,531
Ultra Clean Holdings, Inc.*(a)	11,220	565,712
Universal Display Corp.	935	143,532
Veeco Instruments, Inc.*(a)	1,496	41,125
Wolfspeed, Inc.*(a)	3,740	352,458
Xilinx, Inc.	6,545	1,266,785

		74,638,447

Software - 7.4%
8x8, Inc.*(a)	2,805	43,057
ACI Worldwide, Inc.*	5,423	186,389
Adobe, Inc.*	12,716	6,794,159
Agilysys, Inc.*(a)	374	14,234
Alarm.com Holdings, Inc.*(a)	1,309	97,612
Altair Engineering, Inc., Class A*(a)	1,309	82,362
Alteryx, Inc., Class A*(a)	3,740	213,442

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
American Software, Inc., Class A(a)	1,309	30,094
Amplitude, Inc., Class A*(a)	1,683	66,159
Anaplan, Inc.*(a)	2,057	99,312
ANSYS, Inc.*	2,244	762,982
Appfolio, Inc., Class A*(a)	187	21,554
Appian Corp.*	2,244	126,494
AppLovin Corp., Class A*(a)	374	24,093
Asana, Inc., Class A*(a)	935	49,069
Aspen Technology, Inc.*(a)	1,683	252,719
Autodesk, Inc.*(a)	5,423	1,354,611
Avalara, Inc.*(a)	2,805	307,484
Avaya Holdings Corp.*(a)	19,261	350,935
AvidXchange Holdings, Inc.*(a)	3,366	34,872
Benefitfocus, Inc.*(a)	374	4,166
Bentley Systems, Inc., Class B(a)	4,301	172,771
Bill.com Holdings, Inc.*(a)	2,244	422,343
Black Knight, Inc.*	5,049	376,655
Blackbaud, Inc.*(a)	1,496	101,937
Blackline, Inc.*(a)	1,870	171,797
Bottomline Technologies DE, Inc.*(a)	1,309	73,815
Box, Inc., Class A*(a)	5,423	141,703
BTRS Holdings, Inc., Class A*	10,098	64,627
C3.ai, Inc., Class A*(a)	1,122	29,553
Cadence Design Systems, Inc.*	7,293	1,109,557
CDK Global, Inc.(a)	3,927	168,743
Cerence, Inc.*(a)	1,122	71,236
Ceridian HCM Holding, Inc.*(a)	2,805	212,675
ChannelAdvisor Corp.*	3,740	79,064
Citrix Systems, Inc.	2,618	266,879
Cleanspark, Inc.*(a)	2,244	15,080
Clear Secure, Inc., Class A*(a)	1,496	36,936
Clearwater Analytics Holdings, Inc., Class A*(a)	1,683	28,695
CommVault Systems, Inc.*	1,309	88,305
Confluent, Inc., Class A*(a)	2,992	195,647
Consensus Cloud Solutions, Inc.*(a)	3,740	212,058
Coupa Software, Inc.*(a)	2,244	301,302
Crowdstrike Holdings, Inc., Class A*	5,049	912,051
CS Disco, Inc.*(a)	935	32,089
Datadog, Inc., Class A*(a)	7,293	1,065,580
Digimarc Corp.*(a)	748	23,712
Digital Turbine, Inc.*(a)	748	33,024
DocuSign, Inc.*	5,236	658,532
Dolby Laboratories, Inc., Class A	2,431	213,563
DoubleVerify Holdings, Inc.*(a)	748	20,690
Dropbox, Inc., Class A*	10,846	268,439
Duck Creek Technologies, Inc.*(a)	748	19,111
Dynatrace, Inc.*(a)	6,358	348,800
Ebix, Inc.(a)	3,927	119,342
Elastic NV*	1,122	104,627
Enfusion, Inc., Class A*(a)	748	10,330
Envestnet, Inc.*(a)	3,740	276,536
Everbridge, Inc.*(a)	2,431	124,273
Fair Isaac Corp.*(a)	748	370,253
Five9, Inc.*(a)	1,870	235,059

Investments	Shares	Value ($)
ForgeRock, Inc., Class A*(a)	1,309	18,640
Fortinet, Inc.*	3,553	1,056,094
Freshworks, Inc., Class A*(a)	2,805	61,009
Guidewire Software, Inc.*	2,992	301,713
HubSpot, Inc.*	1,122	548,434
Intapp, Inc.*(a)	748	15,050
InterDigital, Inc.(a)	935	64,543
Intuit, Inc.	7,293	4,049,292
Jamf Holding Corp.*(a)	374	12,364
JFrog Ltd.*(a)	4,114	109,926
Kaleyra, Inc.*(a)	2,244	19,949
Kaltura, Inc.*(a)	7,106	25,511
LivePerson, Inc.*(a)	4,675	139,642
Mandiant Corp.*(a)	11,220	169,310
Manhattan Associates, Inc.*	2,244	300,404
Marathon Digital Holdings, Inc.*(a)	7,106	167,275
McAfee Corp., Class A	561	14,390
MeridianLink, Inc.*	748	14,504
Microsoft Corp.	197,846	61,526,149
MicroStrategy, Inc., Class A*(a)	374	137,636
Mimecast Ltd.*(a)	2,992	238,492
Mitek Systems, Inc.*(a)	935	15,306
Model N, Inc.*(a)	748	20,690
Momentive Global, Inc.*	10,659	182,589
N-able, Inc.*(a)	2,992	33,391
nCino, Inc.*(a)	3,927	179,974
NCR Corp.*(a)	29,920	1,138,755
New Relic, Inc.*(a)	3,553	373,562
NortonLifeLock, Inc.	13,651	355,063
Nuance Communications, Inc.*	8,976	495,924
Nutanix, Inc., Class A*(a)	8,041	219,841
Olo, Inc., Class A*(a)	3,740	65,637
OneSpan, Inc.*(a)	1,496	24,026
Oracle Corp.	43,197	3,505,869
PagerDuty, Inc.*(a)	4,488	148,194
Palantir Technologies, Inc., Class A*(a)	37,774	517,882
Palo Alto Networks, Inc.*(a)	2,805	1,451,307
Paycom Software, Inc.*	1,309	438,908
Paycor HCM, Inc.*	1,122	29,105
Paylocity Holding Corp.*(a)	1,122	228,866
Pegasystems, Inc.(a)	935	92,771
PROS Holdings, Inc.*(a)	2,244	62,181
PTC, Inc.*	2,431	282,628
Q2 Holdings, Inc.*(a)	3,179	207,430
Qualtrics International, Inc., Class A*	2,057	60,208
Qualys, Inc.*	1,496	191,697
Rapid7, Inc.*(a)	3,553	342,260
RingCentral, Inc., Class A*	2,431	429,047
Riot Blockchain, Inc.*(a)	3,927	62,596
Sailpoint Technologies Holdings, Inc.*(a)	4,675	180,876
salesforce.com, Inc.*	25,993	6,046,751
ServiceNow, Inc.*	5,423	3,176,685
Smartsheet, Inc., Class A*	4,488	279,243
Smith Micro Software, Inc.*(a)	16,456	68,786
Splunk, Inc.*(a)	3,740	463,461
Sprinklr, Inc., Class A*(a)	1,683	18,934

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sprout Social, Inc., Class A*(a)	2,431	167,374
SPS Commerce, Inc.*(a)	2,244	277,919
SS&C Technologies Holdings, Inc.	5,797	463,006
Stronghold Digital Mining, Inc., Class A*(a)	1,870	16,699
Sumo Logic, Inc.*(a)	5,423	64,588
Synopsys, Inc.*	3,927	1,219,333
Tenable Holdings, Inc.*	5,423	278,742
Teradata Corp.*(a)	3,553	143,328
Trade Desk, Inc. (The), Class A*	11,407	793,243
Tyler Technologies, Inc.*	1,309	620,204
UiPath, Inc., Class A*	7,293	266,413
Unity Software, Inc.*	4,114	432,587
Upland Software, Inc.*(a)	5,236	102,626
Varonis Systems, Inc.*(a)	3,740	139,352
Verint Systems, Inc.*	2,057	105,586
Veritone, Inc.*(a)	2,057	32,439
Vertex, Inc., Class A*(a)	2,992	43,414
VMware, Inc., Class A	5,610	720,773
Vonage Holdings Corp.*(a)	9,163	190,957
Workday, Inc., Class A*	5,049	1,277,447
Workiva, Inc.*(a)	1,683	199,065
Xperi Holding Corp.(a)	25,806	435,347
Zendesk, Inc.*(a)	2,805	276,321
Zoom Video Communications, Inc., Class A*	5,797	894,361
Zscaler, Inc.*(a)	1,870	480,796
Zuora, Inc., Class A*(a)	9,911	164,820

		120,280,698

Specialty Retail - 2.8%
Aaron’s Co., Inc. (The)	4,301	91,052
Abercrombie & Fitch Co., Class A*(a)	12,716	495,924
Academy Sports & Outdoors, Inc.*	19,074	741,979
Advance Auto Parts, Inc.(a)	1,870	432,924
American Eagle Outfitters, Inc.(a)	34,408	785,535
America’s Car-Mart, Inc.*(a)	1,496	142,000
Arko Corp.*(a)	2,805	23,057
Asbury Automotive Group, Inc.*(a)	5,236	842,839
AutoNation, Inc.*	2,057	224,213
AutoZone, Inc.*	748	1,485,790
Bath & Body Works, Inc.	8,041	450,859
Bed Bath & Beyond, Inc.*	19,635	318,872
Best Buy Co., Inc.(a)	7,480	742,614
Big 5 Sporting Goods Corp.(a)	4,488	88,369
Boot Barn Holdings, Inc.*	1,496	137,587
Buckle, Inc. (The)(a)	7,106	267,470
Burlington Stores, Inc.*(a)	1,683	398,753
Caleres, Inc.	7,854	188,339
Camping World Holdings, Inc., Class A(a)	9,911	329,045
CarMax, Inc.*(a)	4,862	540,509
Carvana Co.*(a)	1,870	303,052
Cato Corp. (The), Class A	1,683	27,803
Chico’s FAS, Inc.*(a)	374	1,762
Children’s Place, Inc. (The)*(a)	1,683	119,072
Citi Trends, Inc.*(a)	935	45,553
Conn’s, Inc.*(a)	3,553	86,231

Investments	Shares	Value ($)
Container Store Group, Inc. (The)*(a)	8,041	82,018
Designer Brands, Inc., Class A*(a)	4,862	64,033
Dick’s Sporting Goods, Inc.(a)	16,082	1,855,863
EVgo, Inc.*(a)	3,927	32,398
Five Below, Inc.*	1,122	184,008
Floor & Decor Holdings, Inc., Class A*(a)	2,244	243,968
Foot Locker, Inc.	23,562	1,052,750
GameStop Corp., Class A*(a)	2,057	224,069
Gap, Inc. (The)	9,163	165,575
Genesco, Inc.*(a)	2,244	144,356
Group 1 Automotive, Inc.(a)	4,301	730,353
GrowGeneration Corp.*(a)	4,488	37,879
Guess?, Inc.(a)	7,293	167,885
Haverty Furniture Cos., Inc.	2,057	60,723
Hibbett, Inc.	2,431	149,871
Home Depot, Inc. (The)	28,050	10,293,789
JOANN, Inc.(a)	1,496	15,992
Leslie’s, Inc.*(a)	2,618	54,533
Lithia Motors, Inc., Class A(a)	1,309	382,398
LL Flooring Holdings, Inc.*(a)	6,545	94,510
Lowe’s Cos., Inc.	22,814	5,414,903
MarineMax, Inc.*(a)	6,171	290,407
Monro, Inc.(a)	2,805	139,493
Murphy USA, Inc.	5,610	1,103,263
National Vision Holdings, Inc.*(a)	3,366	137,602
ODP Corp. (The)*(a)	13,277	587,242
OneWater Marine, Inc., Class A(a)	748	38,679
O’Reilly Automotive, Inc.*	1,870	1,218,772
Party City Holdco, Inc.*(a)	187	884
Penske Automotive Group, Inc.(a)	1,870	190,048
Petco Health & Wellness Co., Inc.*(a)	3,553	66,619
Rent-A-Center, Inc.(a)	13,464	567,508
RH*(a)	561	225,982
Ross Stores, Inc.	8,789	859,125
Sally Beauty Holdings, Inc.*(a)	23,562	404,560
Shift Technologies, Inc.*(a)	27,863	63,806
Shoe Carnival, Inc.	2,992	102,207
Signet Jewelers Ltd.	11,781	1,014,697
Sleep Number Corp.*(a)	5,049	361,003
Sonic Automotive, Inc., Class A(a)	6,545	333,860
Sportsman’s Warehouse Holdings, Inc.*	11,407	125,021
Tilly’s, Inc., Class A	1,309	17,253
TJX Cos., Inc. (The)	32,538	2,341,760
Tractor Supply Co.	2,992	653,183
TravelCenters of America, Inc.*(a)	2,244	102,281
Ulta Beauty, Inc.*	1,309	476,136
Urban Outfitters, Inc.*(a)	14,960	429,651
Victoria’s Secret & Co.*(a)	16,082	897,858
Vroom, Inc.*(a)	34,034	272,953
Warby Parker, Inc., Class A*(a)	1,683	62,557
Williams-Sonoma, Inc.(a)	2,431	390,273
Zumiez, Inc.*(a)	5,984	268,981

		44,506,741

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 4.9%
3D Systems Corp.*(a)	5,610	100,419
Apple, Inc.	410,465	71,741,073
Corsair Gaming, Inc.*(a)	8,228	160,775
Dell Technologies, Inc., Class C*	8,976	509,927
Diebold Nixdorf, Inc.*(a)	20,757	193,870
Eastman Kodak Co.*(a)	20,383	80,105
Hewlett Packard Enterprise Co.	44,693	729,837
HP, Inc.(a)	39,831	1,462,993
NetApp, Inc.	6,732	582,385
Pure Storage, Inc., Class A*(a)	14,773	391,337
Seagate Technology Holdings plc	7,480	801,482
Super Micro Computer, Inc.*	11,220	454,634
Western Digital Corp.*(a)	10,472	541,821
Xerox Holdings Corp.	37,026	781,619

		78,532,277

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd.*(a)	4,675	280,827
Carter’s, Inc.	1,496	139,307
Columbia Sportswear Co.	935	86,833
Crocs, Inc.*	2,057	211,089
Deckers Outdoor Corp.*	935	299,415
Fossil Group, Inc.*(a)	12,716	141,020
G-III Apparel Group Ltd.*	10,285	279,443
Hanesbrands, Inc.	80,223	1,291,590
Kontoor Brands, Inc.(a)	10,285	506,948
Levi Strauss & Co., Class A	1,496	32,807
Lululemon Athletica, Inc.*(a)	2,992	998,610
Movado Group, Inc.(a)	1,870	69,321
NIKE, Inc., Class B	34,034	5,039,414
Oxford Industries, Inc.(a)	1,122	92,442
PVH Corp.	3,179	302,037
Ralph Lauren Corp.(a)	1,683	186,544
Rocky Brands, Inc.(a)	1,870	79,999
Skechers USA, Inc., Class A*	5,049	212,058
Steven Madden Ltd.	5,236	215,409
Tapestry, Inc.	10,846	411,606
Under Armour, Inc., Class A*	5,423	102,115
Under Armour, Inc., Class C*	10,098	161,467
Vera Bradley, Inc.*	8,041	65,856
VF Corp.(a)	8,041	524,354
Wolverine World Wide, Inc.(a)	5,797	153,563

		11,884,074

Thrifts & Mortgage Finance - 0.7%
Axos Financial, Inc.*	12,342	635,613
Essent Group Ltd.	24,497	1,118,043
Federal Agricultural Mortgage Corp., Class C(a)	2,431	296,096
Flagstar Bancorp, Inc.(a)	11,033	499,243
Merchants Bancorp	3,085	89,928
MGIC Investment Corp.	82,841	1,257,526
Mr Cooper Group, Inc.*	18,326	735,789
New York Community Bancorp, Inc.(a)	104,346	1,216,674
NMI Holdings, Inc., Class A*	20,570	508,902
Northfield Bancorp, Inc.	14,586	229,875
Northwest Bancshares, Inc.(a)	24,123	340,376

Investments	Shares	Value ($)
PennyMac Financial Services, Inc.(a)	8,789	551,070
Premier Financial Corp.	11,033	329,335
Provident Financial Services, Inc.	14,960	361,583
Radian Group, Inc.	43,945	983,929
Rocket Cos., Inc., Class A(a)	30,107	380,552
TFS Financial Corp.(a)	1,683	29,251
TrustCo Bank Corp.	3,553	120,447
Walker & Dunlop, Inc.	2,057	272,367
Washington Federal, Inc.	18,139	635,228
WSFS Financial Corp.	15,333	803,143

		11,394,970

Tobacco - 0.5%
22nd Century Group, Inc.*(a)	11,220	24,347
Altria Group, Inc.	57,783	2,939,999
Philip Morris International, Inc.	49,742	5,115,965
Turning Point Brands, Inc.(a)	1,496	52,704
Universal Corp.(a)	7,480	407,136
Vector Group Ltd.(a)	29,359	326,179

		8,866,330

Trading Companies & Distributors - 0.7%
Air Lease Corp.	25,432	1,012,448
Applied Industrial Technologies, Inc.(a)	2,618	256,512
Beacon Roofing Supply, Inc.*(a)	13,464	738,770
BlueLinx Holdings, Inc.*(a)	2,057	147,363
Boise Cascade Co.	8,976	630,295
Custom Truck One Source, Inc.*(a)	12,155	99,914
Fastenal Co.	15,147	858,532
GATX Corp.(a)	2,618	273,450
Global Industrial Co.(a)	374	13,075
GMS, Inc.*	11,407	583,810
H&E Equipment Services, Inc.(a)	3,553	147,911
Herc Holdings, Inc.(a)	1,683	270,037
McGrath RentCorp(a)	2,244	171,015
MRC Global, Inc.*	6,732	49,884
MSC Industrial Direct Co., Inc., Class A(a)	3,366	274,800
NOW, Inc.*	23,001	204,479
Rush Enterprises, Inc., Class A(a)	8,789	464,235
SiteOne Landscape Supply, Inc.*(a)	1,496	269,460
Titan Machinery, Inc.*	2,244	69,115
Triton International Ltd.(a)	16,643	1,005,570
United Rentals, Inc.*(a)	2,431	778,212
Univar Solutions, Inc.*	37,774	1,001,011
Veritiv Corp.*	1,496	139,248
Watsco, Inc.	748	211,355
WESCO International, Inc.*(a)	10,659	1,299,226
WW Grainger, Inc.	1,122	555,513

		11,525,240

Water Utilities - 0.1%
American States Water Co.(a)	2,618	241,458
American Water Works Co., Inc.	4,675	751,740
California Water Service Group(a)	1,496	92,887
Essential Utilities, Inc.	7,667	373,689
Middlesex Water Co.(a)	561	56,796
SJW Group(a)	2,618	180,275

		1,696,845

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*(a)	9,724	121,064
Shenandoah Telecommunications Co.	2,244	51,096
Telephone and Data Systems, Inc.(a)	22,440	444,312
T-Mobile US, Inc.*	14,773	1,597,995
United States Cellular Corp.*	2,057	62,985

		2,277,452

TOTAL COMMON STOCKS (COST $930,233,622)		1,603,681,280

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(c)

Oil, Gas & Consumable Fuels - 0.0%(c)
Occidental Petroleum Corp., expiring 8/3/2027, price 22.00* (Cost $21,117)	4,266	78,580

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)
Biotechnology - 0.0%(c)
Achillion Pharmaceuticals, Inc., CVR*‡(d)	44,344	25,719

Media - 0.0%
Media General, Inc., CVR*‡(d)	22,261	—

TOTAL RIGHTS (Cost $–)		25,719

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 9.9%
CERTIFICATES OF DEPOSIT - 1.8%
Bank of Montreal, Chicago (SOFR + 0.14%), 0.19%, 7/18/2022(f)	4,000,000	4,000,000
Credit Agricole CIB, New York 0.18%, 3/21/2022	3,000,000	3,000,000
Mizuho Bank Ltd., New York 0.25%, 5/5/2022	7,000,000	6,998,628
National Australia Bank, London 0.30%, 2/24/2022	2,500,000	2,499,777
0.35%, 4/6/2022	1,000,000	999,809
Oversea-Chinese Banking Corp. Ltd., New York 0.14%, 2/24/2022	4,000,000	4,000,000

Investments	Principal Amount ($)	Value ($)
Societe Generale, New York 0.25%, 2/8/2022	4,000,000	3,999,969
The Sumitomo Bank Ltd., New York 0.15%, 3/9/2022	4,000,000	4,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $29,499,390)		29,498,183

REPURCHASE AGREEMENTS - 8.1%
BofA Securities, Inc., 0.52%, dated 1/31/2022, due 5/3/2022, repurchase price $6,007,973, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 4.38%, maturing 4/30/2023 - 2/15/2038; Common Stocks; total market value $6,424,202	6,000,000	6,000,000
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $50,781,004, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.00%, maturing 2/15/2026 - 5/15/2040; total market value $51,514,638	50,780,934	50,780,934
Deutsche Bank AG, London Branch, 0.15%, dated 1/31/2022, due 2/1/2022, repurchase price $11,900,050, collateralized by various U.S. Treasury Securities, ranging from 2.00% - 2.25%, maturing 11/15/2041 - 8/15/2051; Foreign Government Fixed Income Securities, ranging from 0.41% - 2.63%, maturing 5/20/2022 - 11/3/2031; total market value $12,093,722	11,900,000	11,900,000
Societe Generale, New York Branch, 0.05%, dated 1/31/2022, due 2/7/2022, repurchase price $62,000,603, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 2/1/2022 - 8/15/2046; total market value $62,702,219	62,000,000	62,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $130,680,934)		130,680,934

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $160,180,324)		160,179,117

Total Investments - 109.3% (Cost $1,090,435,063)		1,763,964,696
Liabilities in excess of other assets - (9.3%)		(149,967,505)

Net Assets - 100.0%		1,613,997,191

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

(a)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $216,590,856, collateralized in the form of cash with a value of $160,188,115 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $50,259,921 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 15, 2022 – November 15, 2051 and $6,281,720 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from April 20, 2022 – September 20, 2117; a total value of $216,729,756.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $25,719, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $160,179,117.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2022.

Percentages shown are based on Net Assets.

Abbreviations

CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate

Investment in a company which was affiliated for the period ended January 31, 2022, was as follows:

Security	Value October 31, 2021	Purchases at Cost	Sales Proceeds	Shares January 31, 2022	Value January 31, 2022	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$902,375	$17,860	$154,600	6,171	$719,785	$(79,645)	$5,081	$33,795

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
Russell 2000 Emini Index	16	03/18/2022	USD	$1,619,520	$(140,705)
S&P 500 E-Mini Index	25	03/18/2022	USD	5,630,313	(211,564)
S&P Midcap 400 E-Mini Index	7	03/18/2022	USD	1,840,790	(101,854)

					$(454,123)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Abbreviations:

USD	— US Dollar

Security Type	% of Net Assets
Common Stocks	99.4%
Warrants	0.0 †
Rights	0.0 †
Securities Lending Reinvestments	9.9
Others(1)	(9.3)

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.6%

Aerospace & Defense - 1.0%
Airbus SE*	10,395	1,306,511
Austal Ltd.(a)	136,530	193,346
Babcock International Group plc*	196,605	796,337
BAE Systems plc	78,795	610,189
Bombardier, Inc., Class B*	34,672	46,073
CAE, Inc.*(a)	4,836	122,060
Chemring Group plc	8,536	31,093
Dassault Aviation SA	550	64,553
Elbit Systems Ltd.	412	68,184
Hensoldt AG	14,490	195,894
INVISIO AB	2,552	32,617
Kongsberg Gruppen ASA	1,540	46,359
Leonardo SpA*	12,056	86,251
LISI	880	27,572
Meggitt plc*	16,470	164,623
Montana Aerospace AG*(b)	1,496	55,434
MTU Aero Engines AG	810	169,843
QinetiQ Group plc	233,865	840,263
Rolls-Royce Holdings plc*	150,705	231,511
Saab AB, Class B	2,493	58,652
Safran SA	5,940	709,955
Senior plc*	31,416	56,143
Singapore Technologies Engineering Ltd.	17,900	49,378
Thales SA	1,755	160,221
Ultra Electronics Holdings plc	1,232	47,935

		6,170,997

Air Freight & Logistics - 0.8%
bpost SA*	34,155	249,636
Cargojet, Inc.	352	49,858
Cia de Distribucion Integral Logista Holdings SA	24,120	485,341
Deutsche Post AG (Registered)	17,055	1,013,098
DSV A/S	3,510	707,309
Freightways Ltd.	6,248	49,569
ID Logistics Group*	81	29,192
InPost SA*(a)	6,512	52,443
Kerry Logistics Network Ltd.(a)	18,500	46,217
Kintetsu World Express, Inc.	1,900	46,847
Konoike Transport Co. Ltd.	15,500	157,926
Mainfreight Ltd.(a)	1,892	103,755
Oesterreichische Post AG(a)	11,970	499,834
PostNL NV	186,660	794,088
Royal Mail plc	14,455	85,409
SG Holdings Co. Ltd.	9,200	193,861
Singapore Post Ltd.	101,200	47,526
Yamato Holdings Co. Ltd.	6,200	131,076

		4,742,985

Airlines - 0.2%
Air Canada*(a)	5,192	93,324
Air France-KLM*(a)	20,064	89,405

Investments	Shares	Value ($)
Air New Zealand Ltd.*(a)	11,968	11,318
ANA Holdings, Inc.*(a)	2,400	50,041
Deutsche Lufthansa AG (Registered)*	11,748	89,645
easyJet plc*	14,080	116,856
Exchange Income Corp.	14,040	468,074
Finnair OYJ*(a)	82,324	60,354
Japan Airlines Co. Ltd.*	2,800	52,197
JET2 plc*	2,813	49,742
Qantas Airways Ltd.*	22,968	77,350
Singapore Airlines Ltd.*	16,799	62,120
Wizz Air Holdings plc*(b)	728	39,411

		1,259,837

Auto Components - 1.4%
Aisin Corp.	4,700	169,278
ARB Corp. Ltd.	997	32,418
Brembo SpA	3,647	48,037
Bridgestone Corp.	15,000	652,593
Burelle SA	132	93,222
CIE Automotive SA	1,716	49,514
Cie Generale des Etablissements Michelin SCA	4,410	730,171
Cie Plastic Omnium SA	720	16,546
Continental AG*	2,835	269,942
Denso Corp.	8,700	641,335
Dometic Group AB(c)	5,962	65,343
ElringKlinger AG*	12,150	141,922
Exedy Corp.	13,500	196,715
Faurecia SE(d)	4,057	175,782
FCC Co. Ltd.	13,500	172,111
Gestamp Automocion SA(b)	67,005	298,948
G-Tekt Corp.	10,700	127,406
GUD Holdings Ltd.(a)	6,543	56,840
Hella GmbH & Co. KGaA	660	45,990
HI-LEX Corp.	8,800	105,470
Johnson Electric Holdings Ltd.(a)	158,778	269,600
JTEKT Corp.	6,700	57,624
Koito Manufacturing Co. Ltd.	2,500	123,888
KYB Corp.	9,000	231,590
Linamar Corp.	1,584	87,744
Magna International, Inc.	6,975	561,653
Musashi Seimitsu Industry Co. Ltd.(a)	18,000	267,598
NGK Spark Plug Co. Ltd.	2,700	45,529
NHK Spring Co. Ltd.(a)	2,900	22,526
Nifco, Inc.	2,400	69,152
Nippon Seiki Co. Ltd.	22,100	196,018
NOK Corp.	200	2,119
Nokian Renkaat OYJ	2,552	85,223
Pacific Industrial Co. Ltd.	25,400	239,396
Piolax, Inc.	13,500	203,745
Pirelli & C SpA(b)	9,548	66,703
Schaeffler AG (Preference)	60,750	445,038
Shoei Co. Ltd.	2,200	83,723
Stanley Electric Co. Ltd.	3,800	87,856
Sumitomo Electric Industries Ltd.	18,000	236,277

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sumitomo Riko Co. Ltd.	12,400	62,955
Sumitomo Rubber Industries Ltd.	4,900	50,520
TI Fluid Systems plc(b)	7,392	23,505
Tokai Rika Co. Ltd.	20,400	263,620
Topre Corp.	18,000	186,366
Toyo Tire Corp.	4,600	64,274
Toyoda Gosei Co. Ltd.	2,000	41,623
Toyota Boshoku Corp.	2,700	47,380
TS Tech Co. Ltd.	4,800	62,487
Valeo	6,030	166,422
Vitesco Technologies Group AG*	8,865	433,282
Yokohama Rubber Co. Ltd. (The)	3,600	51,926

		8,926,945

Automobiles - 2.3%
Aston Martin Lagonda Global Holdings plc*(a)(b)	578	9,217
Bayerische Motoren Werke AG	7,515	783,040
Bayerische Motoren Werke AG (Preference)	1,012	86,332
Daimler AG	19,800	1,552,152
Ferrari NV	2,070	470,823
Honda Motor Co. Ltd.	40,500	1,178,885
Isuzu Motors Ltd.	12,200	147,596
Mazda Motor Corp.*	17,300	132,725
Mitsubishi Motors Corp.*	900	2,539
Nissan Motor Co. Ltd.*	58,900	310,487
PIERER Mobility AG	440	43,478
Porsche Automobil Holding SE (Preference)	3,330	307,593
Renault SA*	5,850	228,967
Stellantis NV	53,304	1,013,968
Subaru Corp.	13,900	252,064
Suzuki Motor Corp.	12,300	519,221
Toyota Motor Corp.	306,000	5,963,315
Trigano SA	352	66,094
Volkswagen AG (Preference)	4,410	906,263
Volvo Car AB, Class B*(a)	67,230	505,768
Yamaha Motor Co. Ltd.	6,900	162,462

		14,642,989

Banks - 10.2%
77 Bank Ltd. (The)	31,500	413,074
ABN AMRO Bank NV, CVA(b)	9,225	147,135
AIB Group plc*	18,788	49,368
Aktia Bank OYJ	5,368	69,442
AMCO - Asset Management Co. SpA*(d)	239	1,049
Aozora Bank Ltd.	2,900	64,783
Australia & New Zealand Banking Group Ltd.	67,500	1,261,691
Awa Bank Ltd. (The)	18,000	352,111
Banca Monte dei Paschi di Siena SpA*(a)	139,588	142,771
Banca Popolare di Sondrio SCPA	35,370	147,180
Banco Bilbao Vizcaya Argentaria SA	158,175	998,988
Banco BPM SpA	32,208	99,036
Banco Comercial Portugues SA, Class R*	379,192	63,974

Investments	Shares	Value ($)
Banco de Sabadell SA*	178,904	137,859
Banco Espirito Santo SA (Registered)*‡(d)	48,647	—
Banco Santander SA	416,925	1,446,285
Bank Hapoalim BM	21,555	221,604
Bank Leumi Le-Israel BM	34,065	361,795
Bank Millennium SA*	25,740	51,681
Bank of East Asia Ltd. (The)	52,800	89,924
Bank of Ireland Group plc*	19,096	127,626
Bank of Kyoto Ltd. (The)	1,600	73,873
Bank of Montreal(a)	15,210	1,720,722
Bank of Nova Scotia (The)	29,430	2,118,738
Bank of Queensland Ltd.	13,492	72,624
Bank Polska Kasa Opieki SA	4,004	132,521
Bankinter SA(a)	21,280	123,807
Banque Cantonale de Geneve	765	135,162
Banque Cantonale Vaudoise (Registered)(a)	701	57,447
Barclays plc	368,685	975,541
BAWAG Group AG(b)	2,156	128,094
Bendigo & Adelaide Bank Ltd.	9,421	56,950
Berner Kantonalbank AG (Registered)(a)	1,620	376,704
BNP Paribas SA	26,955	1,903,643
BPER Banca	40,348	83,879
CaixaBank SA	105,616	336,952
Canadian Imperial Bank of Commerce	10,890	1,366,773
Canadian Western Bank(a)	3,124	94,889
Chiba Bank Ltd. (The)	17,400	111,445
Chugoku Bank Ltd. (The)(a)	76,500	618,108
Close Brothers Group plc	1,760	30,296
Commerzbank AG*	22,815	194,042
Commonwealth Bank of Australia	28,440	1,878,306
Concordia Financial Group Ltd.	32,321	131,556
Credit Agricole SA	30,870	459,558
Credito Emiliano SpA	30,825	210,439
Dah Sing Banking Group Ltd.	163,840	155,067
Dah Sing Financial Holdings Ltd.	72,000	232,688
Daishi Hokuetsu Financial Group, Inc.(a)	18,000	413,348
Danske Bank A/S	14,355	276,619
DBS Group Holdings Ltd.	43,956	1,144,290
DNB Bank ASA	16,650	393,465
Erste Group Bank AG	8,100	374,373
FIBI Holdings Ltd.	1,100	49,847
FinecoBank Banca Fineco SpA(a)	12,105	200,899
First International Bank of Israel Ltd. (The)	1,144	47,160
Fukuoka Financial Group, Inc.	2,800	54,481
Graubuendner Kantonalbank	7	11,879
Gunma Bank Ltd. (The)(a)	179,700	586,394
Hachijuni Bank Ltd. (The)	3,200	11,720
Hang Seng Bank Ltd.	13,500	266,449
Heartland Group Holdings Ltd.(a)	50,556	78,358
Hirogin Holdings, Inc.	5,200	30,056
Hokuhoku Financial Group, Inc.	53,500	417,878
HSBC Holdings plc	489,240	3,463,108
Hyakugo Bank Ltd. (The)(a)	99,000	303,294

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Illimity Bank SpA*	3,080	44,574
ING Bank Slaski SA	748	49,331
ING Groep NV	90,810	1,329,686
Intesa Sanpaolo SpA	396,990	1,165,745
Israel Discount Bank Ltd., Class A	32,778	217,643
Iyo Bank Ltd. (The)	130,200	670,068
Jyske Bank A/S (Registered)*	1,292	75,527
KBC Ancora	352	16,825
KBC Group NV	6,075	523,967
Kiyo Bank Ltd. (The)	29,200	362,133
Kyushu Financial Group, Inc.	174,200	668,226
Laurentian Bank of Canada(a)	16,245	565,088
Liechtensteinische Landesbank AG	3,870	232,354
Lloyds Banking Group plc	1,656,810	1,134,770
Luzerner Kantonalbank AG (Registered)	132	59,404
Mebuki Financial Group, Inc.	28,010	61,988
Mediobanca Banca di Credito Finanziario SpA	15,120	171,360
Mitsubishi UFJ Financial Group, Inc.	306,000	1,835,336
Mizrahi Tefahot Bank Ltd.	3,121	119,527
Mizuho Financial Group, Inc.	58,529	787,329
Nanto Bank Ltd. (The)(a)	13,546	227,128
National Australia Bank Ltd.	57,060	1,090,670
National Bank of Canada	8,460	676,507
NatWest Group plc	78,435	255,083
Nishi-Nippon Financial Holdings, Inc.	58,500	411,239
Nordea Bank Abp	59,715	703,342
North Pacific Bank Ltd.(a)	103,500	223,662
Ogaki Kyoritsu Bank Ltd. (The)	14,700	257,449
Oversea-Chinese Banking Corp. Ltd.	94,570	872,158
Pareto Bank ASA	16,280	115,398
Powszechna Kasa Oszczednosci Bank Polski SA*	11,308	131,586
Raiffeisen Bank International AG	4,224	117,336
Resona Holdings, Inc.	61,500	262,226
Ringkjoebing Landbobank A/S	704	92,278
Royal Bank of Canada(a)	34,200	3,897,316
San-In Godo Bank Ltd. (The)	58,500	326,453
Santander Bank Polska SA	836	71,491
Sbanken ASA(b)	31,592	333,068
Shiga Bank Ltd. (The)(a)	19,000	366,396
Shinsei Bank Ltd.	2,600	47,972
Shizuoka Bank Ltd. (The)	17,200	134,047
Skandinaviska Enskilda Banken AB, Class A	29,430	376,463
Skandinaviska Enskilda Banken AB, Class C(a)	684	9,497
Societe Generale SA	17,955	657,869
Spar Nord Bank A/S	31,635	452,793
SpareBank 1 Nord Norge	41,130	516,659
Sparebank 1 Oestlandet	1,329	21,971
SpareBank 1 SMN	3,103	51,090
SpareBank 1 Sorost-Norge	16,236	117,636
SpareBank 1 SR-Bank ASA	4,796	71,273
Sparebanken More	2,835	153,578

Investments	Shares	Value ($)
Sparebanken Vest	38,430	456,882
St Galler Kantonalbank AG (Registered)	110	52,870
Standard Chartered plc	60,030	432,335
Sumitomo Mitsui Financial Group, Inc.	33,700	1,202,934
Sumitomo Mitsui Trust Holdings, Inc.	9,000	309,698
Suruga Bank Ltd.(a)	77,300	330,735
Svenska Handelsbanken AB, Class A	27,405	289,901
Svenska Handelsbanken AB, Class B(a)	908	10,944
Swedbank AB, Class A	14,130	274,816
Sydbank A/S	24,210	849,883
TBC Bank Group plc	16,020	303,055
Toronto-Dominion Bank (The)	43,335	3,469,049
Unicaja Banco SA(b)	474,975	485,059
UniCredit SpA	50,895	798,176
United Overseas Bank Ltd.	38,226	846,985
Valiant Holding AG (Registered)	5,805	581,092
Virgin Money UK plc*	41,844	106,666
Walliser Kantonalbank (Registered)	485	52,873
Westpac Banking Corp.	61,425	878,523
Yamaguchi Financial Group, Inc.	99,000	609,165

		63,624,974

Beverages - 1.1%
Anheuser-Busch InBev SA/NV	14,805	924,752
Asahi Group Holdings Ltd.	11,800	478,042
Britvic plc	3,520	42,881
Budweiser Brewing Co. APAC Ltd.(b)	39,600	104,364
C&C Group plc*(a)	23,522	69,870
Carlsberg A/S, Class B	1,755	282,395
Coca-Cola Bottlers Japan Holdings, Inc.(a)	3,354	39,034
Coca-Cola Europacific Partners plc	3,566	203,797
Coca-Cola HBC AG, DI*	4,090	133,946
Davide Campari-Milano NV	10,575	131,467
Diageo plc	40,050	2,000,483
Fevertree Drinks plc	2,199	62,930
Heineken Holding NV	1,530	133,351
Heineken NV	3,735	397,843
Ito En Ltd.(a)	800	42,768
Kirin Holdings Co. Ltd.	13,538	215,833
Olvi OYJ, Class A	1,452	78,373
Pernod Ricard SA	3,510	743,660
Primo Water Corp.	9,675	161,351
Remy Cointreau SA	396	81,902
Royal Unibrew A/S	836	95,474
Sapporo Holdings Ltd.	1,800	34,649
Suntory Beverage & Food Ltd.	1,800	68,891
Takara Holdings, Inc.	4,200	40,314
Treasury Wine Estates Ltd.	8,668	64,735

		6,633,105

Biotechnology - 0.6%
Abcam plc*	4,545	81,406
AnGes, Inc.*(a)	17,600	46,740

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Argenx SE*	945	248,204
Bavarian Nordic A/S*	4,005	116,759
BioGaia AB, Class B	1,134	61,231
Biotest AG (Preference)*	1,056	43,563
Clinuvel Pharmaceuticals Ltd.(a)	1,368	22,187
CSL Ltd.	8,055	1,477,525
Galapagos NV*	924	61,713
Genmab A/S*	1,035	347,895
Genus plc	1,232	62,844
GNI Group Ltd.*(a)	4,400	39,752
Grifols SA(a)	3,564	62,366
Grifols SA (Preference), Class B	5,680	65,965
HEALIOS KK*(a)	1,100	9,900
Idorsia Ltd.*(a)	3,564	82,147
Imugene Ltd.*	171,556	37,470
Mesoblast Ltd.*(a)	44,748	35,468
MorphoSys AG*	2,816	89,178
Oxford Biomedica plc*	5,544	62,778
Pacific Edge Ltd.*(a)	60,412	42,850
PeptiDream, Inc.*	2,500	44,348
Pharma Mar SA(a)	414	25,869
PureTech Health plc*	5,168	18,894
SanBio Co. Ltd.*(a)	2,200	20,678
Takara Bio, Inc.(a)	400	7,929
Telix Pharmaceuticals Ltd.*(a)	14,168	67,778
Valneva SE*(a)	4,620	79,135
Vitrolife AB	880	35,826
Zealand Pharma A/S*(a)	3,696	71,444

		3,469,842

Building Products - 1.1%
AGC, Inc.	5,400	245,103
Aica Kogyo Co. Ltd.	1,500	40,942
Arbonia AG	2,156	51,639
Assa Abloy AB, Class B	16,290	441,539
Belimo Holding AG (Registered)	132	72,164
Bunka Shutter Co. Ltd.	24,200	220,105
Carel Industries SpA(a)(b)	2,464	58,696
Central Glass Co. Ltd.	13,700	251,707
Cie de Saint-Gobain	12,240	818,460
Daikin Industries Ltd.	5,100	1,054,524
dormakaba Holding AG	44	24,953
Fletcher Building Ltd.(a)	17,649	74,762
Geberit AG (Registered)	585	392,828
Genuit Group plc	15,664	120,209
GWA Group Ltd.(a)	17,760	31,657
Inrom Construction Industries Ltd.	8,932	43,820
Inwido AB	4,884	84,975
James Halstead plc	9,372	36,087
Kingspan Group plc	2,701	257,728
Lindab International AB	2,244	64,670
Lixil Corp.	6,000	135,856
Munters Group AB(b)	10,384	72,867
Nibe Industrier AB, Class B	26,055	244,413
Nichias Corp.	800	18,010
Nichiha Corp.	13,500	330,631
Nitto Boseki Co. Ltd.	1,900	44,950
Noritz Corp.(a)	18,000	262,287
Reliance Worldwide Corp. Ltd.	13,860	50,485

Investments	Shares	Value ($)
ROCKWOOL International A/S, Class A	88	28,506
ROCKWOOL International A/S, Class B	174	66,168
Sanwa Holdings Corp.	5,400	57,878
Schweiter Technologies AG	56	73,500
Sekisui Jushi Corp.(a)	14,700	257,449
Steico SE	396	43,548
Takara Standard Co. Ltd.	20,176	238,312
Takasago Thermal Engineering Co. Ltd.(a)	22,500	373,161
TOTO Ltd.	3,000	127,837
Tyman plc	17,160	85,875
Uponor OYJ	2,112	46,451
Volution Group plc	7,524	50,473

		6,995,225

Capital Markets - 3.4%
3i Group plc	23,040	423,489
ABG Sundal Collier Holding ASA	152,595	147,186
Abrdn plc	27,500	88,881
AJ Bell plc	11,352	51,205
Allfunds Group plc*	4,048	56,378
Alpha FX Group plc(b)	1,804	42,719
Amundi SA(b)	880	67,722
Anima Holding SpA(b)	110,160	550,763
Ashmore Group plc	9,588	36,250
ASX Ltd.	2,880	168,801
AURELIUS Equity Opportunities SE & Co. KGaA	2,464	77,451
Australian Ethical Investment Ltd.	6,952	45,454
Avanza Bank Holding AB	2,704	84,648
Azimut Holding SpA	3,740	99,447
Banca Generali SpA	1,397	55,720
Brederode SA*	80	10,636
Brewin Dolphin Holdings plc	17,746	77,974
Brookfield Asset Management, Inc., Class A	24,930	1,372,122
Bure Equity AB	968	33,020
Canaccord Genuity Group, Inc.	39,375	469,974
CI Financial Corp.	5,304	98,381
Cie Financiere Tradition SA	572	65,737
CMC Markets plc(b)	49,455	152,608
Credit Suisse Group AG (Registered)	56,655	533,052
Daiwa Securities Group, Inc.	40,500	241,893
Deutsche Bank AG (Registered)*	46,710	641,643
Deutsche Boerse AG	3,060	539,237
EFG International AG*(a)	28,530	215,725
EQT AB	5,220	201,103
Euronext NV(b)	1,530	146,301
Fairfax India Holdings Corp.*(a)(b)	36,675	436,433
flatexDEGIRO AG*	4,400	83,358
Flow Traders(b)	12,375	479,429
Gimv NV	8,055	488,504
Haitong International Securities Group Ltd.(a)	900,000	205,449
Hargreaves Lansdown plc	5,061	91,055

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hong Kong Exchanges & Clearing Ltd.	20,658	1,161,450
HUB24 Ltd.(a)	4,532	86,722
IG Group Holdings plc	8,448	92,374
IGM Financial, Inc.(a)	2,200	77,254
Impax Asset Management Group plc	4,224	61,772
Insignia Financial Ltd.(a)	26,488	65,504
IntegraFin Holdings plc(b)	5,764	38,079
Intermediate Capital Group plc	5,400	137,400
Investec plc	16,636	94,747
IP Group plc	84,600	109,417
JAFCO Group Co. Ltd.	900	14,223
Japan Exchange Group, Inc.	9,000	183,671
JTC plc(b)	5,016	52,492
Julius Baer Group Ltd.	5,130	330,705
Jupiter Fund Management plc	209,115	644,164
Leonteq AG	616	43,799
Liontrust Asset Management plc	2,508	54,578
London Stock Exchange Group plc	5,175	501,287
Macquarie Group Ltd.	6,120	791,741
Magellan Financial Group Ltd.(a)	2,640	34,615
Man Group plc	46,935	121,218
Molten Ventures plc*	55,620	570,116
Ninety One plc	26,268	91,419
Nomura Holdings, Inc.	75,800	332,145
Nordnet AB publ	2,420	37,373
Okasan Securities Group, Inc.(a)	84,700	279,332
Onex Corp.	880	63,180
Partners Group Holding AG	405	555,486
Pendal Group Ltd.(a)	6,964	23,600
Perpetual Ltd.	3,971	91,487
Platinum Asset Management Ltd.	37,488	65,238
Polar Capital Holdings plc	6,468	54,583
Quilter plc(b)	55,748	102,319
Rathbones Group plc	22,860	572,304
Ratos AB, Class B	8,448	43,896
Rothschild & Co.	1,452	62,422
Sanne Group plc	9,329	114,524
SBI Holdings, Inc.	4,800	122,557
Schroders plc	1,980	89,735
Schroders plc (Non-Voting)	96	2,776
Singapore Exchange Ltd.	16,400	112,919
Sprott, Inc.	1,056	37,065
St James’s Place plc	8,910	181,463
Swissquote Group Holding SA (Registered)	675	112,808
Tamburi Investment Partners SpA	10,560	106,540
Tikehau Capital SCA(a)	1,672	44,327
TMX Group Ltd.	836	85,000
Tokai Tokyo Financial Holdings, Inc.	99,000	344,535
TP ICAP Group plc	324,225	609,865
UBS Group AG (Registered)	88,605	1,627,351
UOB-Kay Hian Holdings Ltd.	130,500	156,351
Value Partners Group Ltd.(a)	368,000	180,282
Van Lanschot Kempen NV, CVA	15,120	378,822
VNV Global AB*	33,030	283,622
Vontobel Holding AG (Registered)	339	27,854

Investments	Shares	Value ($)
VZ Holding AG	285	26,539
Warsaw Stock Exchange	7,260	71,784
WealthNavi, Inc.*(a)	2,400	33,555
X-Trade Brokers Dom Maklerski SA(b)	17,952	72,659

		21,044,793

Chemicals - 3.1%
ADEKA Corp.	2,300	49,204
Air Liquide SA	8,100	1,374,546
Air Water, Inc.	6,000	90,605
Akzo Nobel NV	3,420	351,025
Arkema SA	1,755	256,641
Asahi Kasei Corp.	36,000	350,236
BASF SE	21,870	1,655,339
Borregaard ASA	1,692	39,472
C Uyemura & Co. Ltd.	4,500	220,655
Calix Ltd.*(a)	9,988	35,607
Chr Hansen Holding A/S	1,584	126,342
Ciech SA	9,548	98,419
Clariant AG (Registered)*	2,836	59,367
Corbion NV	1,352	56,047
Covestro AG(b)	4,095	242,654
Croda International plc	2,610	279,156
Daicel Corp.	8,900	65,036
Denka Co. Ltd.	1,400	48,722
DIC Corp.	2,899	73,692
Elementis plc*	41,976	80,196
Elkem ASA(b)	7	25
EMS-Chemie Holding AG (Registered)(a)	135	134,775
Essentra plc	16,940	78,069
Evonik Industries AG	4,254	137,292
FUCHS PETROLUB SE	55	1,829
FUCHS PETROLUB SE (Preference)	1,182	50,775
Fujimori Kogyo Co. Ltd.	7,300	257,852
Fuso Chemical Co. Ltd.	1,100	42,578
Givaudan SA (Registered)	135	553,601
Hexpol AB	5,784	68,194
ICL Group Ltd.	9,848	88,013
Incitec Pivot Ltd.	36,784	85,005
Israel Corp. Ltd. (The)*	104	41,953
JCU Corp.	1,400	60,022
Johnson Matthey plc	5,400	140,551
JSR Corp.	3,100	101,831
K+S AG (Registered)*	6,160	115,527
Kaneka Corp.	1,300	41,970
Kansai Paint Co. Ltd.	5,300	109,151
Kemira OYJ	2,992	43,602
KH Neochem Co. Ltd.	2,200	55,809
Koninklijke DSM NV	2,987	556,006
Konishi Co. Ltd.	12,700	179,657
Kumiai Chemical Industry Co. Ltd.(a)	8,000	54,641
Kuraray Co. Ltd.	6,700	59,601
Kureha Corp.(a)	6,600	485,728
LANXESS AG	2,156	129,835
Lenzing AG*	132	16,040

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Lintec Corp.	1,800	41,428
Methanex Corp.	1,290	58,658
Mitsubishi Chemical Holdings Corp.	36,700	285,064
Mitsubishi Gas Chemical Co., Inc.(a)	6,200	117,139
Mitsui Chemicals, Inc.	5,600	147,746
NanoXplore, Inc.*(a)	8,536	36,713
Nihon Parkerizing Co. Ltd.	42,400	380,119
Nippon Kayaku Co. Ltd.(a)	3,700	36,382
Nippon Paint Holdings Co. Ltd.	25,300	199,589
Nippon Sanso Holdings Corp.	2,800	54,967
Nippon Shokubai Co. Ltd.	400	18,676
Nippon Soda Co. Ltd.	10,739	303,833
Nissan Chemical Corp.	2,900	155,539
Nitto Denko Corp.	2,800	215,057
NOF Corp.	1,200	54,259
Novozymes A/S, Class B	3,915	267,142
Nufarm Ltd.(a)	23,520	73,741
Nutrien Ltd.	13,185	920,400
OCI NV*	1,318	35,784
Okamoto Industries, Inc.(a)	6,300	221,163
Orica Ltd.	4,722	46,111
Osaka Organic Chemical Industry Ltd.	1,400	37,969
Osaka Soda Co. Ltd.	9,600	252,862
Palram Industries 1990 Ltd.	3,652	55,945
Re:NewCell AB*	1,804	33,088
Recticel SA	2,200	41,629
Robertet SA	44	42,863
Sakata INX Corp.(a)	18,000	150,436
Sanyo Chemical Industries Ltd.(a)	6,100	275,287
Shikoku Chemicals Corp.	16,700	206,241
Shin-Etsu Chemical Co. Ltd.	6,700	1,107,121
Shin-Etsu Polymer Co. Ltd.	13,700	129,955
Showa Denko KK	4,200	86,351
Sika AG (Registered)(a)	2,475	853,577
SOL SpA	3,009	63,954
Solvay SA	1,620	193,406
Sumitomo Chemical Co. Ltd.	39,000	194,281
Symrise AG	2,340	277,922
Synthomer plc	9,988	48,858
T Hasegawa Co. Ltd.	900	19,566
Taiyo Holdings Co. Ltd.	1,800	52,489
Teijin Ltd.	3,000	37,492
Tenma Corp.	1,300	28,206
Tessenderlo Group SA*	4,545	175,776
Toagosei Co. Ltd.	5,300	51,747
Tokai Carbon Co. Ltd.	6,600	67,532
Tokuyama Corp.	22,500	354,415
Tokyo Ohka Kogyo Co. Ltd.	700	40,764
Toray Industries, Inc.	40,500	254,863
Tosoh Corp.	7,800	120,765
Toyo Gosei Co. Ltd.	300	31,451
Toyo Ink SC Holdings Co. Ltd.	1,600	26,369
Toyobo Co. Ltd.	36,000	401,163
Treatt plc	3,432	48,578
Turpaz Industries Ltd.*	9,724	79,744
Ube Industries Ltd.	3,900	69,555

Investments	Shares	Value ($)
Umicore SA(a)	3,330	124,755
Victrex plc	1,452	39,780
Wacker Chemie AG	256	36,776
Yara International ASA	3,510	178,963
Zeon Corp.	3,600	41,241

		19,246,138

Commercial Services & Supplies - 1.2%
Befesa SA(b)	2,340	164,209
Biffa plc(b)	15,576	70,843
Big Technologies plc*	11,924	41,594
Bilfinger SE	10,980	376,889
Boyd Group Services, Inc.	208	31,434
Brambles Ltd.(a)	26,235	178,739
Bravida Holding AB(b)	4,312	51,185
Caverion OYJ	8,888	61,076
Cewe Stiftung & Co. KGAA	308	37,634
Cleanaway Waste Management Ltd.	35,024	71,067
Clipper Logistics plc	5,236	47,488
Coor Service Management Holding AB(b)	6,692	56,495
Dai Nippon Printing Co. Ltd.	5,700	135,890
Daiseki Co. Ltd.	1,499	59,257
Derichebourg SA*	34,920	433,339
Downer EDI Ltd.	9,548	36,393
Duskin Co. Ltd.	3,700	88,338
Elis SA*	12	217
Elis SA - XLON*	4,520	81,983
GFL Environmental, Inc.(a)	1,760	57,790
HomeServe plc	3,784	38,736
Intrum AB	2,464	73,703
ISS A/S*	2,508	46,761
Lassila & Tikanoja OYJ	960	13,237
Loomis AB	2,271	58,100
Marlowe plc*(a)	4,092	49,191
Matsuda Sangyo Co. Ltd.	6,900	139,826
Mitie Group plc(a)	515,835	415,242
Mitsubishi Pencil Co. Ltd.	1,800	18,652
Nippon Kanzai Co. Ltd.(a)	1,300	31,760
Okamura Corp.	33,300	349,401
Park24 Co. Ltd.	2,200	32,936
Pilot Corp.	1,700	60,121
Prestige International, Inc.	4,000	25,133
Prosegur Cash SA(a)(b)	163,760	119,507
Prosegur Cia de Seguridad SA	84,735	208,973
Raksul, Inc.*(a)	1,600	51,031
Rentokil Initial plc	32,940	229,013
Restore plc	7,172	44,744
Ritchie Bros Auctioneers, Inc.	2,295	139,815
Sato Holdings Corp.	1,100	19,217
Sdiptech AB, Class B*	1,056	43,726
Secom Co. Ltd.	3,800	266,602
Securitas AB, Class B	7,047	84,444
Serco Group plc	461,925	829,214
SG Fleet Group Ltd.	60,588	101,169
Smart Metering Systems plc	5,165	51,141
Societe BIC SA	9,135	517,137
Sohgo Security Services Co. Ltd.	1,900	68,514

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
SPIE SA	2,992	68,556
TOMRA Systems ASA	1,980	98,244
TOPPAN, Inc.	9,000	169,963
Veridis Environment Ltd.*	19,845	268,347
Waste Connections, Inc.(a)	4,635	577,535

		7,391,551

Communications Equipment - 0.3%
AudioCodes Ltd.	1,936	56,598
BATM Advanced Communications Ltd.	10,755	8,749
Gilat Satellite Networks Ltd.*	7,568	57,800
Nokia OYJ*	92,205	542,339
Spirent Communications plc	44,640	147,572
Telefonaktiebolaget LM Ericsson, Class A(a)	3,789	46,682
Telefonaktiebolaget LM Ericsson, Class B	45,810	563,417
VTech Holdings Ltd.	67,500	532,812

		1,955,969

Construction & Engineering - 2.0%
Ackermans & van Haaren NV	454	87,028
ACS Actividades de Construccion y Servicios SA(a)	6,975	174,285
ACS Actividades de Construccion y Servicios SA*(d)	139	3,473
Aecon Group, Inc.	21,780	297,296
AF Gruppen ASA	704	15,065
Arcadis NV	1,848	80,296
Ashtrom Group Ltd.	1,861	51,652
Badger Infrastructure Solutions Ltd.	2,812	68,078
Balfour Beatty plc	258,480	872,523
Boskalis Westminster	218	6,134
Bouygues SA	4,275	149,471
Chudenko Corp.	13,500	247,563
Cie d’Entreprises CFE	352	47,430
CIMIC Group Ltd.(a)	1,232	14,227
COMSYS Holdings Corp.	4,300	101,580
Daiho Corp.(a)	4,500	142,547
Eiffage SA	1,800	187,171
Elco Ltd.	231	19,191
Elecnor SA	13,140	146,710
Electra Ltd.	15	10,857
EXEO Group, Inc.	3,900	78,558
Fasadgruppen Group AB	2,508	42,722
Ferrovial SA	7,515	206,985
Fomento de Construcciones y Contratas SA	3,843	46,009
Fugro NV, CVA*	7,040	55,780
GOLD FIN HLDG*‡(d)	89,827	—
Hazama Ando Corp.	74,400	564,982
HOCHTIEF AG	442	33,980
Instalco AB(b)	7,260	52,517
JGC Holdings Corp.(a)	1,000	9,729
Johns Lyng Group Ltd.	7,568	41,110
Kajima Corp.	12,700	152,102
Kandenko Co. Ltd.	39,000	288,036
Keller Group plc	26,235	299,185
Kinden Corp.	2,300	32,636

Investments	Shares	Value ($)
Kumagai Gumi Co. Ltd.	14,300	361,642
Kyudenko Corp.	2,100	53,218
Maire Tecnimont SpA(a)	12,452	58,627
Mirait Holdings Corp.	2,300	37,826
Monadelphous Group Ltd.(a)	7,216	45,400
Morgan Sindall Group plc	16,515	469,736
NCC AB, Class B	246	4,043
Nippon Densetsu Kogyo Co. Ltd.(a)	19,700	253,890
Nippon Road Co. Ltd. (The)	2,500	181,167
Nishimatsu Construction Co. Ltd.	17,600	580,430
NRW Holdings Ltd.(a)	186,570	208,345
Obayashi Corp.	18,100	145,460
Okumura Corp.	15,000	424,387
Peab AB, Class B	3,999	44,599
Penta-Ocean Construction Co. Ltd.	1,500	8,253
Raito Kogyo Co. Ltd.	21,200	343,137
Raiznext Corp.	8,800	87,828
Sacyr SA*(d)	2,747	6,805
Sacyr SA - BATE(a)	123,750	306,580
Sanki Engineering Co. Ltd.	19,600	240,864
Shapir Engineering and Industry Ltd.	2,525	24,179
Shikun & Binui Ltd.*	3,396	21,737
Shimizu Corp.	17,800	117,869
SHO-BOND Holdings Co. Ltd.	1,200	52,176
Skanska AB, Class B	7,110	172,226
SNC-Lavalin Group, Inc.	2,068	45,578
Sumitomo Densetsu Co. Ltd.	6,400	115,753
Sumitomo Mitsui Construction Co. Ltd.	69,140	259,219
Sweco AB, Class B(a)	4,708	65,722
Taikisha Ltd.	13,900	344,650
Taisei Corp.	5,000	162,508
Takamatsu Construction Group Co. Ltd.	9,100	156,925
Tess Holdings Co. Ltd.	2,000	25,255
Toda Corp.	5,200	33,305
Toenec Corp.	2,900	79,909
Tokyu Construction Co. Ltd.(a)	36,800	223,882
Totetsu Kogyo Co. Ltd.(a)	10,800	229,169
Veidekke ASA	3,088	45,925
Vinci SA	8,595	931,319
Webuild SpA(a)	153,450	318,748
WSP Global, Inc.	1,237	164,862
YIT OYJ	69,963	344,929
Yokogawa Bridge Holdings Corp.	16,000	296,741

		12,721,731

Construction Materials - 0.7%
Adbri Ltd.(a)	22,176	45,622
Boral Ltd.*	3,476	14,376
Breedon Group plc	81,796	93,829
Brickworks Ltd.	3,147	49,998
Buzzi Unicem SpA	3,148	64,950
Cementir Holding NV	19,845	173,076
CRH plc	13,276	661,341
CSR Ltd.	15,532	61,172
Forterra plc(b)	13,728	48,808

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
HeidelbergCement AG	3,375	231,769
Holcim Ltd.*	12,150	649,227
Ibstock plc(b)	27,720	73,340
Imerys SA	1,103	50,101
James Hardie Industries plc, CHDI(a)	6,790	225,130
Maeda Kosen Co. Ltd.	1,200	35,461
Marshalls plc	8,360	78,625
Mitani Sekisan Co. Ltd.	1,200	67,069
RHI Magnesita NV(a)	14,445	659,700
Sumitomo Osaka Cement Co. Ltd.(a)	15,200	463,024
Taiheiyo Cement Corp.	2,200	43,399
Titan Cement International SA*	13,725	213,862
Vicat SA	6,705	275,473
Wienerberger AG	2,596	93,065

		4,372,417

Consumer Finance - 0.3%
AEON Financial Service Co. Ltd.(a)	400	4,155
Aiful Corp.(a)	112,500	335,865
Allied Group Ltd.	176,000	64,779
Cembra Money Bank AG(a)	11,880	808,333
Credit Corp. Group Ltd.(a)	3,350	79,989
Credit Saison Co. Ltd.(a)	6,200	68,766
goeasy Ltd.(a)	528	61,186
Gruppo MutuiOnline SpA	1,056	49,837
Isracard Ltd.	11,630	63,937
Jaccs Co. Ltd.	11,700	313,760
Provident Financial plc*	11,220	47,147
Resurs Holding AB(b)	57,600	234,619
Zip Co. Ltd.*(a)	14,040	31,258

		2,163,631

Containers & Packaging - 0.5%
BillerudKorsnas AB	2,965	46,695
Cascades, Inc.	28,395	283,995
CCL Industries, Inc., Class B	3,027	158,181
DS Smith plc	28,260	142,560
FP Corp.	1,200	38,325
Fuji Seal International, Inc.	15,500	288,813
Huhtamaki OYJ	2,051	79,988
Intertape Polymer Group, Inc.(a)	24,075	485,551
Mayr Melnhof Karton AG(a)	275	53,085
Orora Ltd.(a)	19,096	46,551
Pact Group Holdings Ltd.	79,470	129,898
Rengo Co. Ltd.	9,500	70,328
SIG Combibloc Group AG*	6,750	154,857
Smurfit Kappa Group plc	4,410	230,125
Toyo Seikan Group Holdings Ltd.	5,600	67,458
Transcontinental, Inc., Class A(a)	29,700	492,743
Verallia SA(b)	1,364	42,507
Vidrala SA	415	35,124
Winpak Ltd.	1,716	50,867

		2,897,651

Distributors - 0.1%
Arata Corp.	6,800	235,765
Bapcor Ltd.(a)	6,776	33,418
D’ieteren Group	220	37,955

Investments	Shares	Value ($)
Doshisha Co. Ltd.	7,000	92,280
Inchcape plc	8,938	100,850
Inter Cars SA	484	53,200
PALTAC Corp.	800	30,445

		583,913

Diversified Consumer Services - 0.1%
AcadeMedia AB(b)	29,295	168,223
Benesse Holdings, Inc.	2,000	38,776
Cary Group AB*	4,488	40,124
G8 Education Ltd.*(a)	370,350	289,633
IDP Education Ltd.	2,501	51,611
InvoCare Ltd.(a)	4,432	34,910
LITALICO, Inc.	1,200	29,494
Park Lawn Corp.	1,496	45,546
Perfect Medical Health Management Ltd.	88,000	54,961

		753,278

Diversified Financial Services - 1.0%
Aker ASA, Class A	264	22,355
AMP Ltd.*	110,352	68,030
Banca IFIS SpA	9,315	184,303
Banca Mediolanum SpA	4,444	42,664
Banque Nationale de Belgique	90	168,486
BFF Bank SpA(b)	10,956	83,270
Burford Capital Ltd.	14,175	128,466
Cerved Group SpA*	2,271	25,967
Challenger Ltd.(a)	9,812	39,543
Creades AB, Class A(a)	22,590	292,718
ECN Capital Corp.	17,100	71,799
eGuarantee, Inc.	2,800	45,466
Element Fleet Management Corp.(a)	9,988	101,702
Eurazeo SE	1,144	89,962
EXOR NV	2,880	238,326
Fuyo General Lease Co. Ltd.	700	45,988
GRENKE AG	1,804	56,462
Groupe Bruxelles Lambert SA	1,440	153,191
HAL Trust(a)	1,305	203,929
Hypoport SE*	88	38,473
Industrivarden AB, Class A	3,388	105,842
Industrivarden AB, Class C	3,828	117,660
Investment AB Oresund	9,855	151,191
Investor AB, Class A	8,558	192,723
Investor AB, Class B	30,186	647,922
Japan Securities Finance Co. Ltd.	8,800	70,874
Kinnevik AB, Class B*(a)	4,905	144,616
L E Lundbergforetagen AB, Class B	1,348	68,251
M&G plc	74,340	215,036
Mitsubishi HC Capital, Inc.	24,429	125,299
Mizuho Leasing Co. Ltd.	13,638	377,568
ORIX Corp.	28,500	582,614
PEUGEOT INVEST	308	41,156
Plus500 Ltd.	39,690	782,776
Ricoh Leasing Co. Ltd.	5,800	186,999
Sofina SA	337	133,129
SRH NV*‡(d)	2,857	—
Svolder AB, Class B	35,100	265,861

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Tokyo Century Corp.(a)	600	29,264
Wendel SE	497	53,485
Zenkoku Hosho Co. Ltd.	600	26,557

		6,419,923

Diversified Telecommunication Services - 1.2%
ARTERIA Networks Corp.(a)	10,700	125,828
Aussie Broadband Ltd.*	13,244	39,377
BCE, Inc.(a)	4,635	241,991
Bezeq The Israeli Telecommunication Corp. Ltd.*	52,780	89,972
BT Group plc	201,420	528,445
Cellnex Telecom SA(b)	9,135	412,685
Chorus Ltd.	13,585	62,008
Deutsche Telekom AG (Registered)	79,155	1,479,352
Elisa OYJ	2,610	152,376
Gamma Communications plc	3,432	71,370
Helios Towers plc*	10,824	22,306
HKBN Ltd.	51,500	64,725
HKT Trust & HKT Ltd.	53,400	72,729
Infrastrutture Wireless Italiane SpA(b)	5,179	55,409
Internet Initiative Japan, Inc.	1,000	32,588
Koninklijke KPN NV	58,770	192,834
NetLink NBN Trust(b)	61,600	44,190
Nippon Telegraph & Telephone Corp.	28,000	793,890
NOS SGPS SA(a)	90,360	354,933
Orange SA	46,080	538,252
PCCW Ltd.	127,035	66,796
Proximus SADP	2,464	50,036
Singapore Telecommunications Ltd.	135,000	242,614
Spark New Zealand Ltd.	20,724	58,933
Swisscom AG (Registered)	405	229,763
Telecom Italia SpA	250,976	117,095
Telecom Italia SpA (Retirement Savings Plan)	96,272	42,629
Telefonica Deutschland Holding AG	24,508	69,783
Telefonica SA(a)	130,754	605,136
Telekom Austria AG*(a)	1,426	12,309
Telenor ASA	13,230	217,605
Telia Co. AB	33,132	129,950
Telstra Corp. Ltd.	70,155	193,757
TELUS Corp.	8,415	197,903
United Internet AG (Registered)	1,848	71,740
Uniti Group Ltd.*(a)	21,252	62,588

		7,743,897

Electric Utilities - 1.5%
Acciona SA	528	91,328
AusNet Services Ltd.	46,020	84,301
BKW AG	440	51,984
Chubu Electric Power Co., Inc.	18,000	179,805
Chugoku Electric Power Co., Inc. (The)(a)	4,206	32,925
CK Infrastructure Holdings Ltd.	11,000	67,714
CLP Holdings Ltd.	27,500	274,734
Contact Energy Ltd.	11,528	59,281

Investments	Shares	Value ($)
EDP - Energias de Portugal SA	43,695	222,330
Electricite de France SA(a)	12,990	123,746
Elia Group SA/NV(a)	794	106,542
Emera, Inc.(a)	4,005	189,669
Endesa SA(a)	6,570	146,158
Enea SA*	66,735	125,189
Enel SpA	185,805	1,412,397
EVN AG*	748	21,843
Fjordkraft Holding ASA(b)	44,415	188,200
Fortis, Inc.(a)	7,290	346,100
Fortum OYJ	10,125	272,971
Genesis Energy Ltd.	14,326	25,121
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	44,500	44,286
Hokkaido Electric Power Co., Inc.	79,000	342,122
Hokuriku Electric Power Co.(a)	72,500	356,129
Hydro One Ltd.(b)	6,435	166,162
Iberdrola SA*(d)	1,550	17,654
Iberdrola SA	95,130	1,083,470
Infratil Ltd.	8,272	41,152
Kansai Electric Power Co., Inc. (The)	22,500	211,282
Kyushu Electric Power Co., Inc.	13,200	97,375
Mercury NZ Ltd.	17,270	62,948
Okinawa Electric Power Co., Inc. (The)(a)	18,770	228,384
Origin Energy Ltd.(a)	45,675	180,853
Orsted A/S(b)	3,150	331,739
PGE Polska Grupa Energetyczna SA*	35,024	65,445
Power Assets Holdings Ltd.	24,500	150,345
Red Electrica Corp. SA	10,080	202,377
Romande Energie Holding SA (Registered)	21	29,322
Shikoku Electric Power Co., Inc.(a)	80,700	557,494
SSE plc	18,443	391,575
Terna - Rete Elettrica Nazionale	23,504	183,118
Tohoku Electric Power Co., Inc.	10,900	76,435
Tokyo Electric Power Co. Holdings, Inc.*	22,400	59,487
Trustpower Ltd.(a)	5,123	23,686
Verbund AG	1,416	148,892

		9,074,070

Electrical Equipment - 1.4%
ABB Ltd. (Registered)(a)	31,050	1,057,511
Alfen Beheer BV*(b)	968	71,401
Ballard Power Systems, Inc.*	1,824	19,017
Daihen Corp.	9,000	317,900
DiscoverIE Group plc	4,796	54,758
Fagerhult AB	6,336	39,235
Fuji Electric Co. Ltd.	3,100	163,845
Fujikura Ltd.*	112,500	601,432
Furukawa Electric Co. Ltd.	27,000	552,536
GARO AB(b)	1,980	36,698
GS Yuasa Corp.	2,700	57,105
Hexatronic Group AB	1,540	61,457
Huber + Suhner AG (Registered)	867	78,128
Idec Corp.	2,200	46,243

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
ITM Power plc*	10,192	36,975
Legrand SA	4,680	471,116
Mabuchi Motor Co. Ltd.	700	21,870
Mitsubishi Electric Corp.	51,400	638,569
NEL ASA*(a)	12,688	16,934
Nexans SA	748	66,871
Nidec Corp.	9,110	797,743
Nissin Electric Co. Ltd.	19,200	239,948
Nitto Kogyo Corp.	10,600	141,671
NKT A/S*	2,970	124,039
Nordex SE*	1,408	22,081
PowerCell Sweden AB*	2,948	46,206
Prysmian SpA	4,320	143,974
Sanyo Denki Co. Ltd.	4,500	207,377
Schneider Electric SE	9,765	1,634,979
Siemens Energy AG*	6,840	151,513
Siemens Gamesa Renewable Energy SA*	4,136	88,533
Signify NV(b)	2,925	153,650
Somfy SA	275	50,249
TKH Group NV, CVA	2,194	125,802
Varta AG	352	37,573
Vestas Wind Systems A/S	17,145	457,085

		8,832,024

Electronic Equipment, Instruments & Components - 1.8%
Ai Holdings Corp.	3,800	58,373
Alps Alpine Co. Ltd.(a)	5,348	57,738
ALSO Holding AG (Registered)*	52	14,465
Amano Corp.	700	13,918
Anritsu Corp.	500	6,821
AT&S Austria Technologie & Systemtechnik AG	880	40,446
Azbil Corp.	2,100	81,467
Barco NV(a)	2,992	61,211
Basler AG	264	35,099
Canon Marketing Japan, Inc.	1,500	30,397
Celestica, Inc.*	40,275	501,300
Citizen Watch Co. Ltd.	22,400	94,868
Codan Ltd.	7,304	46,417
Comet Holding AG (Registered)	495	155,510
CONEXIO Corp.	6,600	79,103
Daiwabo Holdings Co. Ltd.	36,000	508,015
Dexerials Corp.	3,500	94,771
FIH Mobile Ltd.*(a)	328,000	50,057
Fingerprint Cards AB, Class B*(a)	10,108	20,115
FIT Hon Teng Ltd.*(b)	440,000	76,742
Halma plc	7,155	239,604
Hamamatsu Photonics KK	2,700	136,611
Hexagon AB, Class B	37,260	495,783
Hioki EE Corp.(a)	700	40,096
Hirose Electric Co. Ltd.	582	85,917
Horiba Ltd.	800	42,630
Hosiden Corp.	22,500	222,608
Ibiden Co. Ltd.	2,800	153,092
Inficon Holding AG (Registered)	44	52,930
Iriso Electronics Co. Ltd.	1,200	48,375
Japan Aviation Electronics Industry Ltd.	22,344	353,509

Investments	Shares	Value ($)
Jenoptik AG	2,585	93,483
Kaga Electronics Co. Ltd.	9,100	232,979
Keyence Corp.	3,300	1,667,685
Kyocera Corp.	6,100	372,432
Lagercrantz Group AB, Class B	2,640	29,613
Landis+Gyr Group AG*	1,102	71,964
LEM Holding SA (Registered)	27	66,989
Macnica Fuji Electronics Holdings, Inc.	18,100	394,595
Maruwa Co. Ltd.	600	78,004
Meiko Electronics Co. Ltd.	9,000	305,402
Murata Manufacturing Co. Ltd.	10,900	807,768
Mycronic AB	924	18,749
NCAB Group AB	5,280	40,276
Nichicon Corp.	3,200	33,159
Nippon Ceramic Co. Ltd.	900	19,074
Nippon Electric Glass Co. Ltd.	2,200	54,396
Nippon Signal Co. Ltd.(a)	24,000	185,376
Nissha Co. Ltd.(a)	18,000	226,670
Nohmi Bosai Ltd.	11,500	209,989
Novonix Ltd.*(a)	6,864	36,270
Oki Electric Industry Co. Ltd.	36,000	273,066
Omron Corp.	3,800	273,890
Oxford Instruments plc	3,036	88,186
Renishaw plc	880	53,554
Riken Keiki Co. Ltd.	1,200	56,654
Sensirion Holding AG*(b)	528	63,856
Shimadzu Corp.	5,300	188,818
Siix Corp.(a)	13,028	146,872
Softwareone Holding AG*	3,256	62,878
Spectris plc	2,112	95,378
Taiyo Yuden Co. Ltd.	2,500	118,898
TDK Corp.	8,800	313,127
Topcon Corp.	2,200	29,422
Vaisala OYJ, Class A	836	44,421
Venture Corp. Ltd.	4,500	58,573
VSTECS Holdings Ltd.	364,000	359,446
Yokogawa Electric Corp.	4,900	79,310

		11,149,210

Energy Equipment & Services - 0.4%
Aker Solutions ASA*(b)	17,908	46,396
BW Offshore Ltd.(a)	44,206	134,660
Drilling Co. of 1972 A/S (The)*	2,024	78,370
John Wood Group plc*	257,220	767,501
Modec, Inc.	6,400	63,653
Odfjell Drilling Ltd.*	32,516	75,783
Saipem SpA*(a)	220,185	333,464
SBM Offshore NV	5,113	80,473
Secure Energy Services, Inc.(a)	16,104	76,481
Subsea 7 SA	26	194
Technip Energies NV*	38,295	581,469
TechnipFMC plc*(a)	9,285	60,260
Tenaris SA	7,656	92,389
TGS ASA	7,656	81,832
Vallourec SA*	9,020	79,173
Worley Ltd.(a)	10,916	88,829

		2,640,927

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Entertainment - 0.6%
Bollore SA	12,858	68,610
Capcom Co. Ltd.	3,400	81,175
CD Projekt SA	1,193	52,470
CTS Eventim AG & Co. KGaA*	704	49,340
Daiichikosho Co. Ltd.	1,100	30,883
DeNA Co. Ltd.	1,100	16,955
Embracer Group AB*(a)	6,644	65,400
EVENT Hospitality and Entertainment Ltd.*	2,282	21,625
Frontier Developments plc*(a)	2,332	43,301
IGG, Inc.(a)	330,000	205,257
Kinepolis Group NV*	1,030	61,888
Koei Tecmo Holdings Co. Ltd.(a)	1,246	44,498
Konami Holdings Corp.	2,200	117,040
Modern Times Group MTG AB, Class B*(a)	7,040	93,373
Nexon Co. Ltd.	9,400	175,559
Nintendo Co. Ltd.	2,000	974,788
Paradox Interactive AB(a)	952	19,542
Shochiku Co. Ltd.*	800	81,996
Square Enix Holdings Co. Ltd.	1,800	87,325
Stillfront Group AB*(a)	132,120	631,293
Team17 Group plc*	5,676	54,068
Toei Animation Co. Ltd.(a)	200	14,927
Toho Co. Ltd.	3,100	119,050
Ubisoft Entertainment SA*	1,425	81,053
Universal Music Group NV	21,285	520,636

		3,712,052

Equity Real Estate Investment Trusts (REITs) - 2.3%
Activia Properties, Inc.	15	50,575
Advance Residence Investment Corp.(a)	18	52,879
Aedifica SA	704	84,206
AEON REIT Investment Corp.(a)	29	36,720
Allied Properties REIT	1,540	54,163
alstria office REIT-AG*(d)	4,356	95,025
Altarea SCA	88	15,586
ARA LOGOS Logistics Trust	70,400	42,954
Arena REIT(a)	14,212	46,961
ARGAN SA	1,035	129,946
Argosy Property Ltd.	68,432	66,965
Artis REIT	23,355	223,119
Ascendas REIT	70,135	143,159
Ascott Residence Trust	30,164	22,754
Assura plc	57,957	52,020
Aventus Group	20,768	47,408
Befimmo SA	616	22,995
Big Yellow Group plc(a)	4,224	84,667
Boardwalk REIT(a)	8,145	358,257
British Land Co. plc (The)	10,868	80,225
BWP Trust	12,444	34,807
Canadian Apartment Properties REIT(a)	1,012	44,489
Capital & Counties Properties plc	43,340	99,606
CapitaLand China Trust	73,814	64,416
CapitaLand Integrated Commercial Trust	77,546	111,259

Investments	Shares	Value ($)
Care Property Invest NV	1,540	43,590
Carmila SA(a)	19,336	318,632
CDL Hospitality Trusts	36,800	30,754
Centuria Industrial REIT	20,592	55,131
Centuria Office REIT	164,385	250,166
Champion REIT(a)	24,000	12,065
Charter Hall Group	8,140	96,119
Charter Hall Long Wale REIT	7,926	26,916
Charter Hall Retail REIT	6,292	17,776
Charter Hall Social Infrastructure REIT	16,192	43,807
Choice Properties REIT	3,957	45,146
Cofinimmo SA	507	74,397
Comforia Residential REIT, Inc.(a)	19	50,788
Cominar REIT(a)	45,255	415,970
Covivio	660	54,676
CRE Logistics REIT, Inc.	44	76,143
Crombie REIT	3,256	44,316
Cromwell European REIT(b)	23,174	60,268
Cromwell Property Group(a)	48,403	28,646
CT REIT(a)	3,432	45,740
Daiwa House REIT Investment Corp.	42	124,660
Daiwa Securities Living Investments Corp.	26	25,317
Derwent London plc	1,508	68,890
Dexus	14,476	104,540
Dexus Industria REIT	18,568	40,816
Dream Office REIT(a)	1,452	28,063
ESR-REIT	252,000	79,207
Far East Hospitality Trust	53,976	22,155
First Capital REIT	1,819	25,401
Fortune REIT	92,000	94,743
Frasers Centrepoint Trust	33,249	55,573
Frasers Hospitality Trust	39,200	12,901
Frasers Logistics & Commercial Trust(b)	43,839	44,418
Frontier Real Estate Investment Corp.	12	50,458
Fukuoka REIT Corp.	26	36,442
Gecina SA	704	94,781
Global One Real Estate Investment Corp.	48	47,073
GLP J-REIT	74	118,618
Goodman Group	28,215	460,991
Goodman Property Trust	19,085	31,085
GPT Group (The)(a)	29,568	103,952
Granite REIT(a)	484	36,717
Great Portland Estates plc(a)	15,255	155,855
Growthpoint Properties Australia Ltd.	4,004	11,058
H&R REIT(a)	5,632	57,215
Hamborner REIT AG	6,058	66,301
Hammerson plc(a)	171,380	89,122
Hankyu Hanshin REIT, Inc.(a)	26	33,531
Heiwa Real Estate REIT, Inc.	43	52,619
Hibernia REIT plc	34,222	48,644
HomeCo Daily Needs REIT(b)	41,888	40,284
Hoshino Resorts REIT, Inc.	16	89,980

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hulic Reit, Inc.	23	32,975
ICADE	836	59,837
Ichigo Office REIT Investment Corp.	128	91,091
Industrial & Infrastructure Fund Investment Corp.(a)	44	73,508
Ingenia Communities Group	28,468	110,515
Inmobiliaria Colonial Socimi SA	7,185	63,146
InterRent REIT	6,380	79,963
Invincible Investment Corp.	121	37,857
Irish Residential Properties REIT plc	25,256	47,394
Irongate Group(a)	57,992	75,383
Itochu Advance Logistics Investment Corp.(a)	44	59,723
Japan Hotel REIT Investment Corp.	77	37,289
Japan Logistics Fund, Inc.(a)	19	52,437
Japan Metropolitan Fund Invest	147	123,366
Japan Prime Realty Investment Corp.	13	42,309
Japan Real Estate Investment Corp.	24	131,222
Kenedix Office Investment Corp.	9	54,363
Kenedix Retail REIT Corp.	31	72,318
Keppel DC REIT	21,100	33,394
Keppel Pacific Oak US REIT(b)	265,500	196,470
Keppel REIT	27,933	23,137
Killam Apartment REIT(a)	19,260	331,197
Kiwi Property Group Ltd.	3,973	2,962
Klepierre SA	3,960	104,143
Land Securities Group plc	12,804	135,744
LaSalle Logiport REIT	44	70,110
Lendlease Global Commercial REIT	337,500	204,674
Link REIT	39,223	335,764
LondonMetric Property plc	19,536	69,930
LXI REIT plc(b)	57,332	113,072
Manulife US REIT(b)	114,400	73,788
Mapletree Commercial Trust	34,368	45,751
Mapletree Industrial Trust	35,086	65,130
Mapletree Logistics Trust	45,115	56,387
Mapletree North Asia Commercial Trust(b)	49,500	39,537
Mercialys SA	20,385	223,946
Merlin Properties Socimi SA	2,992	33,641
Mirai Corp.	88	36,773
Mirvac Group	68,490	125,945
Mitsui Fudosan Logistics Park, Inc.(a)	9	44,209
Montea NV	396	54,513
Mori Hills REIT Investment Corp.	16	19,579
National Storage REIT	35,156	60,932
Nextensa	1,012	83,609
Nippon Accommodations Fund, Inc.	8	43,185
Nippon Building Fund, Inc.	24	138,303
Nippon Prologis REIT, Inc.	41	127,386
NIPPON REIT Investment Corp.	11	36,945
Nomura Real Estate Master Fund, Inc.	95	131,339

Investments	Shares	Value ($)
NorthWest Healthcare Properties REIT(a)	4,268	44,902
NTT UD REIT Investment Corp.	23	30,820
One REIT, Inc.	14	36,195
Orix JREIT, Inc.(a)	49	70,082
OUE Commercial REIT	2,977	903
Parkway Life REIT	12,500	44,281
Precinct Properties New Zealand Ltd.	22,735	24,039
Primary Health Properties plc	28,776	55,479
Prime US REIT(b)	189,000	146,475
Property for Industry Ltd.(a)	26,697	48,479
Reit 1 Ltd.	15,092	108,853
Retail Estates NV	4,455	357,075
RioCan REIT(a)	2,596	45,172
Rural Funds Group	20,724	41,613
Safestore Holdings plc	4,488	76,230
Samty Residential Investment Corp.	44	44,563
Sasseur REIT(b)	149,600	87,958
Scentre Group	73,665	151,550
Secure Income REIT plc	14,030	79,623
Segro plc	19,530	341,156
Sekisui House Reit, Inc.	55	37,327
Shaftesbury plc	8,712	72,527
Shopping Centres Australasia Property Group	32,912	65,159
SOSiLA Logistics REIT, Inc.	44	61,098
SPH REIT	44,800	31,807
Star Asia Investment Corp.(a)	699	365,803
Starhill Global REIT	146,296	67,081
Stockland	59,220	168,563
Stride Property Group	32,208	42,305
Summit Industrial Income REIT(a)	3,212	54,552
Sunlight REIT	55,000	29,907
Suntec REIT	43,500	48,900
Target Healthcare REIT plc	40,084	61,738
Tokyu REIT, Inc.(a)	21	33,771
Tritax Big Box REIT plc	33,836	107,770
UK Commercial Property REIT Ltd.	63,932	70,078
Unibail-Rodamco-Westfield*(a)	3,240	244,400
Unibail-Rodamco-Westfield, CHDI*	5	19
UNITE Group plc (The)	6,028	83,624
United Urban Investment Corp.	40	47,038
Vicinity Centres(a)	65,692	75,442
Vital Healthcare Property Trust(a)	25,078	51,222
Warehouse Reit plc(b)	20,284	45,339
Warehouses De Pauw CVA	3,060	130,762
Waypoint REIT Ltd.	43,262	82,601
Workspace Group plc	8,954	101,451
Xior Student Housing NV(b)	924	50,392

		14,579,932

Food & Staples Retailing - 1.8%
Aeon Co. Ltd.(a)	15,013	339,608
Ain Holdings, Inc.	800	40,824
Alimentation Couche-Tard, Inc.	14,490	584,134
Arcs Co. Ltd.(a)	20,818	389,169

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Axfood AB	1,496	37,936
Axial Retailing, Inc.(a)	9,000	255,023
Belc Co. Ltd.	5,300	247,464
Carrefour SA	13,770	261,180
Coles Group Ltd.	20,250	231,128
Cosmos Pharmaceutical Corp.(a)	200	24,838
Create SD Holdings Co. Ltd.	500	13,409
Daikokutenbussan Co. Ltd.	400	15,622
Dairy Farm International Holdings Ltd.	7,600	20,292
Dino Polska SA*(b)	1,012	77,618
Empire Co. Ltd., Class A	3,212	99,052
Endeavour Group Ltd.	25,344	112,136
Etablissements Franz Colruyt NV	1,044	42,225
George Weston Ltd.	1,594	173,738
GrainCorp Ltd., Class A	10,837	55,584
Heiwado Co. Ltd.(a)	14,700	245,967
HelloFresh SE*	2,565	168,324
Inageya Co. Ltd.	11,198	135,960
Itochu-Shokuhin Co. Ltd.	1,900	80,221
J Sainsbury plc(a)	32,120	125,274
Jeronimo Martins SGPS SA	5,280	126,427
Kato Sangyo Co. Ltd.(a)	12,100	343,914
Kesko OYJ, Class A	2,248	64,260
Kesko OYJ, Class B	5,175	162,027
Kobe Bussan Co. Ltd.(a)	1,900	58,703
Koninklijke Ahold Delhaize NV	25,200	812,306
Kusuri no Aoki Holdings Co. Ltd.	600	35,565
Lawson, Inc.	800	34,992
Loblaw Cos. Ltd.	2,700	208,200
MARR SpA	1,155	24,380
MatsukiyoCocokara & Co.	2,400	81,545
Maxvalu Nishinihon Co. Ltd.	4,400	72,592
Maxvalu Tokai Co. Ltd.	500	11,907
Metcash Ltd.	29,436	81,920
Metro, Inc.	4,635	247,786
Mitsubishi Shokuhin Co. Ltd.	4,400	107,456
North West Co., Inc. (The)(a)	17,595	484,907
Ocado Group plc*	10,575	213,387
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,623	289,361
San-A Co. Ltd.	7,700	271,647
Seven & i Holdings Co. Ltd.	18,300	888,279
Sheng Siong Group Ltd.	51,500	56,750
Shop Apotheke Europe NV*(a)(b)	748	96,261
Shufersal Ltd.	3,578	33,441
Sligro Food Group NV*(a)	2,552	64,797
Sonae SGPS SA	366,210	417,911
Sugi Holdings Co. Ltd.	800	46,518
Sundrug Co. Ltd.	1,600	40,061
Tesco plc	182,650	727,806
Tsuruha Holdings, Inc.	900	72,094
United Super Markets Holdings, Inc.	2,000	18,156
Valor Holdings Co. Ltd.	19,900	380,125
Welcia Holdings Co. Ltd.	2,300	61,779
Woolworths Group Ltd.	19,710	477,979

Investments	Shares		Value ($)
Zur Rose Group AG*(a)	260		62,972

			10,954,937

Food Products - 2.9%
a2 Milk Co. Ltd. (The)*(a)	12,579		46,098
AAK AB	2,860		53,268
Agrana Beteiligungs AG	6,028		116,497
Ajinomoto Co., Inc.	8,200		227,230
Ariake Japan Co. Ltd.(a)	800		42,213
Aryzta AG*	62,524		70,781
Associated British Foods plc	8,055		209,764
Ausnutria Dairy Corp. Ltd.*	315,000		399,125
Austevoll Seafood ASA	4,884		64,199
Bakkafrost P/F	1,281		87,784
Bakkavor Group plc(b)	38,192		62,821
Barry Callebaut AG (Registered)	38		86,608
Bega Cheese Ltd.	22,616		81,264
Bell Food Group AG (Registered)	900		270,662
Calbee, Inc.	3,200		73,234
Chocoladefabriken Lindt & Spruengli AG	24		276,333
Chocoladefabriken Lindt & Spruengli AG (Registered)	3		343,805
Cloetta AB, Class B	16,456		43,264
Costa Group Holdings Ltd.(a)	16,050		31,549
Cranswick plc	924		45,422
Danone SA	11,205		693,984
DyDo Group Holdings, Inc.(a)	500		20,525
Ebro Foods SA	1,618		29,891
Elders Ltd.	13,024		100,019
Emmi AG (Registered)	41		45,533
First Pacific Co. Ltd.	900,000		346,263
First Resources Ltd.	5,100		6,223
Fuji Oil Holdings, Inc.	1,200		24,130
Fujicco Co. Ltd.(a)	2,000		33,569
Glanbia plc	2,024		27,703
Golden Agri-Resources Ltd.	213,400		38,667
Greencore Group plc*	27,148		44,983
Grieg Seafood ASA*(a)	3,299		33,893
Hilton Food Group plc	3,916		54,535
Hokuto Corp.(a)	9,000		151,998
House Foods Group, Inc.(a)	2,400		61,320
Inghams Group Ltd.(a)	155,250		358,771
Itoham Yonekyu Holdings, Inc.	2,100		12,247
Japfa Ltd.(a)	201,820		91,794
JDE Peet’s NV	1,804		53,803
Kagome Co. Ltd.	900		23,292
Kameda Seika Co. Ltd.(a)	900		32,532
Kernel Holding SA*	17,730		225,631
Kerry Group plc, Class A(a)	2,655		333,341
Kewpie Corp.	2,100		43,030
Kikkoman Corp.	3,500		261,836
KWS Saat SE & Co. KGaA	704		54,454
Leroy Seafood Group ASA	5,456		45,234
Maple Leaf Foods, Inc.	301		7,318
Maruha Nichiro Corp.(a)	18,000		382,105
Megmilk Snow Brand Co. Ltd.	20,000		354,611
Mehadrin Ltd.*	—	(e)	20
MEIJI Holdings Co. Ltd.	2,800		173,990

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Morinaga & Co. Ltd.	1,100	34,845
Morinaga Milk Industry Co. Ltd.	1,200	57,696
Mowi ASA	6,255	152,516
Nestle SA (Registered)	47,520	6,077,742
Neto Malinda Trading Ltd.*	3,520	140,678
NH Foods Ltd.	3,200	122,473
Nichirei Corp.	1,600	36,548
Nippn Corp.(a)	28,500	415,782
Nippon Suisan Kaisha Ltd.	13,200	61,289
Nisshin Oillio Group Ltd. (The)	10,100	262,964
Nisshin Seifun Group, Inc.	2,690	37,540
Nissin Foods Holdings Co. Ltd.	1,500	105,836
Norway Royal Salmon ASA	132	2,857
Orkla ASA	14,111	134,209
Premier Foods plc	286,470	453,524
Premium Brands Holdings Corp.	660	62,264
Prima Meat Packers Ltd.	9,000	196,051
Riken Vitamin Co. Ltd.(a)	10,800	158,591
S Foods, Inc.	7,500	228,466
Sakata Seed Corp.	2,800	81,649
Salmar ASA	748	50,655
Saputo, Inc.(a)	4,455	99,798
Savencia SA	1,716	123,497
Schouw & Co. A/S	4,680	393,449
Showa Sangyo Co. Ltd.(a)	13,500	314,814
Societe LDC SA	1,773	200,741
Strauss Group Ltd.	952	31,396
Suedzucker AG	1,979	27,464
SunOpta, Inc.*	5,588	29,262
Synlait Milk Ltd.*(a)	1,760	3,641
Tassal Group Ltd.(a)	69,750	173,473
Tate & Lyle plc	11,000	104,252
Toyo Suisan Kaisha Ltd.	1,800	73,343
United Malt Grp Ltd.	25,168	73,766
Vilmorin & Cie SA	1,612	90,714
Viscofan SA	825	49,894
Vitasoy International Holdings Ltd.(a)	72,000	140,352
WH Group Ltd.(a)(b)	154,000	102,699
Wilmar International Ltd.	76,500	241,582
Yakult Honsha Co. Ltd.	2,500	126,275
Yamazaki Baking Co. Ltd.(a)	2,900	41,301

		18,115,054

Gas Utilities - 0.3%
AltaGas Ltd.(a)	6,953	142,745
APA Group(a)	16,324	109,950
Brookfield Infrastructure Corp., Class A	704	46,669
Enagas SA(a)	5,625	121,068
Hong Kong & China Gas Co. Ltd.	161,907	249,166
Italgas SpA	6,908	45,441
Keppel Infrastructure Trust	55,647	23,047
Naturgy Energy Group SA(a)	5,355	168,863
Nippon Gas Co. Ltd.(a)	6,000	83,055
Osaka Gas Co. Ltd.	10,300	174,490
Rubis SCA	2,784	89,444
Saibu Gas Holdings Co. Ltd.(a)	1,400	26,524
Shizuoka Gas Co. Ltd.	22,500	195,270

Investments	Shares	Value ($)
Snam SpA	32,310	179,649
Superior Plus Corp.(a)	10,208	103,701
Toho Gas Co. Ltd.	2,000	54,415
Tokyo Gas Co. Ltd.	11,400	229,039

		2,042,536

Health Care Equipment & Supplies - 1.3%
Advanced Medical Solutions Group plc	10,648	42,143
Alcon, Inc.	8,550	650,536
Ambu A/S, Class B(a)	3,172	66,548
Ansell Ltd.(a)	2,200	41,478
Arjo AB, Class B	4,131	41,070
Asahi Intecc Co. Ltd.	3,200	54,044
BioMerieux	825	96,228
Carl Zeiss Meditec AG	731	115,993
Cellavision AB	1,320	42,793
Cochlear Ltd.	906	122,909
Coloplast A/S, Class B	1,800	259,913
ConvaTec Group plc(b)	26,224	61,747
Demant A/S*	1,980	86,809
DiaSorin SpA	293	44,965
Draegerwerk AG & Co. KGaA	1,496	82,174
Draegerwerk AG & Co. KGaA (Preference)	2,880	165,782
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,012	86,956
Eiken Chemical Co. Ltd.	1,600	23,759
El.En. SpA	2,684	42,905
Elekta AB, Class B(a)	6,069	61,626
Fisher & Paykel Healthcare Corp. Ltd.	11,093	202,168
Fukuda Denshi Co. Ltd.	4,500	323,367
Getinge AB, Class B	3,190	123,579
GN Store Nord A/S	2,064	123,642
Hogy Medical Co. Ltd.	1,200	32,076
Hoya Corp.	6,500	832,350
Japan Lifeline Co. Ltd.(a)	25,500	221,749
Jeol Ltd.	1,100	58,711
Koninklijke Philips NV	15,121	498,095
Medistim ASA	1,188	40,639
Menicon Co. Ltd.(a)	1,900	41,669
Nagaileben Co. Ltd.	1,500	27,195
Nanosonics Ltd.*(a)	16,777	60,047
Nihon Kohden Corp.	2,300	60,382
Nipro Corp.	5,200	47,837
Olympus Corp.(a)	22,500	497,255
Paramount Bed Holdings Co. Ltd.	1,600	26,411
PolyNovo Ltd.*(a)	32,604	30,092
Revenio Group OYJ	924	47,771
Riverstone Holdings Ltd.	237,600	123,883
Sartorius AG (Preference)	450	240,169
Sedana Medical AB*	4,620	36,924
Siemens Healthineers AG(b)	5,175	329,275
Smith & Nephew plc	15,795	265,634
Sonova Holding AG (Registered)	861	302,397
STRATEC SE	308	41,363
Straumann Holding AG (Registered)	191	310,897

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Surgical Science Sweden AB*	1,584	33,499
Sysmex Corp.	2,700	253,773
Terumo Corp.	13,000	469,117
Xvivo Perfusion AB*	1,892	53,208
Ypsomed Holding AG (Registered)	81	15,016

		7,960,568

Health Care Providers & Services - 0.7%
Alfresa Holdings Corp.	5,500	77,852
Ambea AB(b)	31,050	172,147
Amplifon SpA	2,112	88,854
Arvida Group Ltd.(a)	33,660	37,581
As One Corp.(a)	800	39,228
Australian Clinical Labs Ltd.*(b)	42,300	151,695
Australian Pharmaceutical Industries Ltd.(a)	148,995	159,561
BML, Inc.	10,900	328,726
CareTech Holdings plc	41,670	305,250
Chartwell Retirement Residences(a)	5,472	53,481
China Evergrande New Energy Vehicle Group Ltd.*(a)	40,000	18,467
CVS Group plc	4,455	117,867
dentalcorp Holdings Ltd.*	3,652	46,404
EBOS Group Ltd.	2,014	51,453
Fagron	2,504	42,807
Fresenius Medical Care AG & Co. KGaA	4,275	287,824
Fresenius SE & Co. KGaA	9,945	407,583
Galenica AG(b)	792	55,377
H.U. Group Holdings, Inc.	22,500	567,846
Healius Ltd.(a)	14,608	45,697
Integral Diagnostics Ltd.(a)	13,068	38,025
Korian SA	572	12,440
Mediclinic International plc*	11,132	47,524
Medicover AB, Class B	1,320	38,748
Medipal Holdings Corp.	5,100	91,134
NMC Health plc*(d)	2,074	62
Oceania Healthcare Ltd.	48,312	37,440
Orpea SA	950	41,320
Raffles Medical Group Ltd.	4,124	3,904
Ramsay Health Care Ltd.	3,240	143,333
Ryman Healthcare Ltd.(a)	8,272	53,783
Ship Healthcare Holdings, Inc.(a)	1,800	40,054
Solasto Corp.	4,400	40,095
Sonic Healthcare Ltd.	8,190	218,751
Spire Healthcare Group plc*(b)	14,036	44,725
Summerset Group Holdings Ltd.	6,644	53,234
Suzuken Co. Ltd.	1,880	55,556
Toho Holdings Co. Ltd.(a)	26,700	415,011
Uniphar plc	9,064	39,830
Well Health Technologies Corp.*(a)	16,192	58,183

		4,528,852

Health Care Technology - 0.1%
CompuGroup Medical SE & Co. KGaA	624	40,991
Craneware plc	1,936	49,351
EMIS Group plc	2,728	48,020
M3, Inc.	6,900	260,430

Investments	Shares	Value ($)
Nexus AG	880	61,754
Pro Medicus Ltd.(a)	1,100	34,953
Sectra AB, Class B*	2,948	48,164

		543,663

Hotels, Restaurants & Leisure - 1.2%
888 Holdings plc	8,316	28,451
Accor SA*	3,740	135,671
Arcland Service Holdings Co. Ltd.	1,400	26,341
Aristocrat Leisure Ltd.	11,385	323,660
Atom Corp.(a)	5,800	38,507
Autogrill SpA*(a)	7,876	58,572
Basic-Fit NV*(b)	1,196	56,551
Betsson AB, Class B*	47,070	260,713
Cafe de Coral Holdings Ltd.	38,000	64,425
Carnival plc*	4,488	79,843
Collins Foods Ltd.(a)	6,204	50,966
Colowide Co. Ltd.(a)	3,500	50,119
Compass Group plc	30,960	693,261
Corporate Travel Management Ltd.*(a)	3,366	49,304
Create Restaurants Holdings, Inc.(a)	4,400	27,914
Crown Resorts Ltd.*	2,112	17,990
Dalata Hotel Group plc*	18,392	87,418
Domino’s Pizza Enterprises Ltd.(a)	1,398	101,845
Domino’s Pizza Group plc	26,136	135,563
Doutor Nichires Holdings Co. Ltd.	2,700	37,328
Elior Group SA*(b)	7,543	44,942
Entain plc*	10,485	223,809
Evolution AB(b)	3,105	377,692
Flight Centre Travel Group Ltd.*(a)	4,576	53,325
Flutter Entertainment plc*	1,493	224,045
Flutter Entertainment plc - XDUB*(a)	1,064	160,185
Food & Life Cos. Ltd.(a)	2,000	59,015
Fuji Kyuko Co. Ltd.(a)	1,000	35,409
Galaxy Entertainment Group Ltd.*	36,000	206,603
Genting Singapore Ltd.	104,400	56,750
Greggs plc	2,464	88,199
Hongkong & Shanghai Hotels Ltd. (The)*	66,000	63,481
Ichibanya Co. Ltd.(a)	1,000	39,878
Imperial Hotel Ltd.	2,700	42,553
InterContinental Hotels Group plc*	2,655	173,153
J D Wetherspoon plc*	3,795	45,417
Jumbo Interactive Ltd.	3,476	43,764
Kindred Group plc, SDR	7,392	84,777
KOMEDA Holdings Co. Ltd.	1,200	22,089
Kura Sushi, Inc.(a)	1,400	41,675
Kyoritsu Maintenance Co. Ltd.(a)	1,600	56,515
La Francaise des Jeux SAEM(b)	1,364	56,024
Mandarin Oriental International Ltd.*	8,000	17,280
McDonald’s Holdings Co. Japan Ltd.	1,100	47,924
Melco International Development Ltd.*	21,000	24,427
Melia Hotels International SA*	9,988	74,838

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
MGM China Holdings Ltd.*(a)	32,400	21,399
Mitchells & Butlers plc*	22,924	77,013
Monogatari Corp. (The)	700	37,605
MOS Food Services, Inc.(a)	2,100	54,949
MTY Food Group, Inc.(a)	1,452	64,894
Ohsho Food Service Corp.	704	36,170
Oriental Land Co. Ltd.(a)	3,900	672,875
Playtech plc*	8,360	65,503
Plenus Co. Ltd.	1,000	17,010
Restaurant Brands International, Inc.	4,905	274,214
Restaurant Brands New Zealand Ltd.*	1,154	10,989
Restaurant Group plc (The)*	15,488	19,678
Round One Corp.	5,100	61,479
Royal Holdings Co. Ltd.*(a)	1,600	24,731
Saizeriya Co. Ltd.(a)	1,800	41,304
Sands China Ltd.*	40,400	111,135
Scandic Hotels Group AB*(b)	17,204	71,827
Shangri-La Asia Ltd.*	32,000	24,951
SJM Holdings Ltd.*(a)	76,000	48,538
SkiStar AB	2,828	43,356
Skylark Holdings Co. Ltd.(a)	3,700	48,006
Sodexo SA	1,496	137,582
SSP Group plc*	20,152	73,757
Star Entertainment Grp Ltd. (The)*	11,421	27,439
Tabcorp Holdings Ltd.	45,634	158,185
Tokyotokeiba Co. Ltd.(a)	1,200	43,532
Toridoll Holdings Corp.(a)	1,100	21,928
Trainline plc*(b)	34,012	102,216
TUI AG, DI*	28,116	95,172
Webjet Ltd.*(a)	2,112	7,247
Whitbread plc*	2,508	101,686
Wynn Macau Ltd.*	12,800	11,524
Yoshinoya Holdings Co. Ltd.(a)	4,900	100,573
Zensho Holdings Co. Ltd.(a)	1,800	42,959

		7,439,637

Household Durables - 1.4%
Azorim-Investment Development & Construction Co. Ltd.*	4,285	26,173
Barratt Developments plc	24,885	204,195
Bellway plc	2,640	100,485
Berkeley Group Holdings plc	2,069	116,510
Bonava AB, Class B	33,128	284,818
Breville Group Ltd.(a)	2,420	48,593
Cairn Homes plc	38,456	53,349
Casio Computer Co. Ltd.	3,600	44,647
Countryside Properties plc*(b)	13,624	56,006
Crest Nicholson Holdings plc	97,290	418,998
De’ Longhi SpA(a)	1,012	34,487
DFS Furniture plc	108,360	343,827
Dom Development SA	2,244	63,034
Electra Consumer Products 1970 Ltd.	4,009	249,920
Electrolux AB, Class B	7,401	151,761
Fiskars OYJ Abp	574	14,188
Focusrite plc	2,156	38,399
Forbo Holding AG (Registered)	24	45,987

Investments	Shares	Value ($)
Fujitsu General Ltd.	2,100	42,173
Glenveagh Properties plc*(a)(b)	34,100	46,636
Haseko Corp.	3,500	43,923
Iida Group Holdings Co. Ltd.	5,400	111,117
JM AB	1,842	69,227
JS Global Lifestyle Co. Ltd.(a)(b)	22,000	34,985
Kaufman & Broad SA	6,615	259,910
Ki-Star Real Estate Co. Ltd.	3,300	199,332
Man Wah Holdings Ltd.(a)	19,200	29,498
Nagawa Co. Ltd.(a)	500	41,875
Neinor Homes SA(b)	16,650	202,325
Nikon Corp.	5,800	59,699
Nobia AB	54,585	296,489
Open House Group Co. Ltd.	1,800	92,011
Panasonic Corp.	54,000	586,982
Persimmon plc	7,605	244,266
Pressance Corp.	9,000	162,933
Redrow plc	10,340	86,010
Rinnai Corp.	600	53,009
Sangetsu Corp.	2,256	31,033
SEB SA	616	92,601
Sekisui Chemical Co. Ltd.	11,300	195,648
Sekisui House Ltd.(a)	16,900	339,467
Sharp Corp.	6,200	68,282
Sony Group Corp.	21,300	2,351,365
Sumitomo Forestry Co. Ltd.	3,300	57,279
Tama Home Co. Ltd.(a)	4,400	88,821
Tamron Co. Ltd.(a)	4,400	95,007
Taylor Wimpey plc	89,505	181,087
Token Corp.(a)	2,600	209,173
TomTom NV*(a)	6,776	64,337
Victoria plc*	5,192	66,176
Vistry Group plc	7,172	98,388
Vitec Group plc (The)	2,376	40,803
Zojirushi Corp.(a)	1,300	16,179

		8,953,423

Household Products - 0.4%
Earth Corp.	600	30,358
Essity AB, Class A(a)	616	17,159
Essity AB, Class B	9,810	275,253
Henkel AG & Co. KGaA	1,810	141,929
Henkel AG & Co. KGaA (Preference)	3,150	255,867
Lion Corp.	6,800	88,405
Pigeon Corp.(a)	2,400	46,573
Reckitt Benckiser Group plc	12,330	994,372
Sano-Brunos Enterprises Ltd.	308	35,135
Unicharm Corp.	8,300	318,890

		2,203,941

Independent Power and Renewable Electricity Producers - 0.2%
Albioma SA	1,496	57,991
Boralex, Inc., Class A	2,081	54,078
Brookfield Renewable Corp.	2,068	70,717
Capital Power Corp.	2,596	80,587
ContourGlobal plc(b)	17,776	44,550
Corp. ACCIONA Energias Renovables SA*	1,276	38,749

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Doral Group Renewable Energy Resources Ltd.*	2,244	9,074
Drax Group plc	13,640	109,984
EDP Renovaveis SA	5,236	109,291
Electric Power Development Co. Ltd.(a)	3,100	40,383
Encavis AG	7,436	115,617
Enlight Renewable Energy Ltd.*	14,280	31,995
eRex Co. Ltd.(a)	2,700	35,289
ERG SpA	704	20,377
Falck Renewables SpA	5,060	49,349
Innergex Renewable Energy, Inc.	559	8,197
Meridian Energy Ltd.	28,875	82,681
Neoen SA*(a)(b)	1,144	40,294
Northland Power, Inc.(a)	3,652	105,701
Scatec ASA(b)	988	14,417
Solaria Energia y Medio Ambiente SA*	4,928	85,074
TransAlta Corp.	6,864	74,426
Uniper SE	2,028	90,935
Voltalia SA (Registered)*	2,112	38,828

		1,408,584

Industrial Conglomerates - 1.1%
Arad Investment & Industrial Development Ltd.	1,125	161,046
Bonheur ASA	1,276	44,365
CK Hutchison Holdings Ltd.	65,356	462,665
DCC plc	2,340	194,835
Hitachi Ltd.	23,300	1,200,943
Indus Holding AG	7,450	283,949
Investment AB Latour, Class B	2,024	62,211
Italmobiliare SpA	245	8,706
Jardine Cycle & Carriage Ltd.	3,600	54,021
Jardine Matheson Holdings Ltd.	6,200	364,808
Keihan Holdings Co. Ltd.	2,500	57,518
Keppel Corp. Ltd.	30,800	128,699
Lifco AB, Class B	4,576	105,697
Melrose Industries plc	74,884	149,697
Nisshinbo Holdings, Inc.	57,400	473,248
Nolato AB, Class B	3,080	31,215
Noritsu Koki Co. Ltd.	800	14,289
NWS Holdings Ltd.	44,000	43,675
Rheinmetall AG	1,144	118,111
Siemens AG (Registered)	13,365	2,095,705
Smiths Group plc	5,500	114,413
Storskogen Group AB, Class B*(a)	17,380	77,459
TOKAI Holdings Corp.(a)	47,795	364,192
Toshiba Corp.(a)	7,800	320,732

		6,932,199

Insurance - 4.2%
Admiral Group plc	4,815	203,104
Aegon NV	26,004	145,607
Ageas SA	4,770	227,736
AIA Group Ltd.	205,000	2,120,313
Allianz SE (Registered)	9,720	2,477,233
Alm Brand A/S	236,430	445,980
ASR Nederland NV	3,702	170,936
Assicurazioni Generali SpA(a)	27,540	573,608

Investments	Shares	Value ($)
AUB Group Ltd.	4,928	80,030
Aviva plc	87,570	510,134
AXA SA	49,500	1,551,209
Baloise Holding AG (Registered)	1,080	187,569
Beazley plc*	13,904	91,593
Clal Insurance Enterprises Holdings Ltd.*	2,684	62,418
CNP Assurances	3,124	76,344
Coface SA	5,065	66,374
Conduit Holdings Ltd.	4,092	23,772
Dai-ichi Life Holdings, Inc.	27,100	604,796
Direct Line Insurance Group plc	22,704	92,875
Fairfax Financial Holdings Ltd.	585	282,334
Gjensidige Forsikring ASA	2,860	69,479
Great Eastern Holdings Ltd.	2,400	37,451
Great-West Lifeco, Inc.(a)	6,488	202,578
Grupo Catalana Occidente SA	704	23,557
Hannover Rueck SE	1,260	251,418
Harel Insurance Investments & Financial Services Ltd.	3,957	45,488
Helvetia Holding AG (Registered)	880	109,451
Hiscox Ltd.	5,060	65,905
iA Financial Corp., Inc.	3,105	201,930
IDI Insurance Co. Ltd.	3,036	109,966
Insurance Australia Group Ltd.	44,730	133,622
Intact Financial Corp.	2,880	390,016
Japan Post Holdings Co. Ltd.*	25,400	215,721
Japan Post Insurance Co. Ltd.	4,400	76,563
Just Group plc*	426,780	490,995
Lancashire Holdings Ltd.	96,210	706,068
Legal & General Group plc	140,490	541,716
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	40,084	71,445
Manulife Financial Corp.	44,820	932,840
Mapfre SA	22,440	48,336
Medibank Pvt Ltd.	53,667	116,836
Menora Mivtachim Holdings Ltd.	1,761	42,820
Migdal Insurance & Financial Holdings Ltd.	26,952	47,242
MS&AD Insurance Group Holdings, Inc.	10,400	354,354
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,240	1,013,521
nib holdings Ltd.(a)	11,260	49,424
NN Group NV	7,695	427,682
Phoenix Group Holdings plc	16,515	146,283
Phoenix Holdings Ltd. (The)	5,085	60,087
Poste Italiane SpA(b)	12,537	166,610
Power Corp. of Canada	13,239	425,338
Powszechny Zaklad Ubezpieczen SA	9,856	87,149
Protector Forsikring ASA	4,092	54,064
Prudential plc	44,595	739,210
PSC Insurance Group Ltd.	14,212	46,260
QBE Insurance Group Ltd.(a)	34,020	266,773
Sampo OYJ, Class A	9,135	449,039
SCOR SE	3,124	105,480

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Societa Cattolica Di Assicurazione SpA*(a)	16,060	101,898
Sompo Holdings, Inc.	8,600	399,604
Steadfast Group Ltd.	17,908	58,417
Storebrand ASA	13,156	139,203
Sun Life Financial, Inc.(a)	14,535	822,751
Suncorp Group Ltd.	26,460	205,812
Swiss Life Holding AG (Registered)	720	457,806
Swiss Re AG	6,885	741,706
T&D Holdings, Inc.	13,500	197,770
Talanx AG	968	45,836
Tokio Marine Holdings, Inc.	17,100	1,013,608
Topdanmark A/S	880	50,143
Trisura Group Ltd.*	2,200	74,296
Tryg A/S	5,124	120,779
Unipol Gruppo SpA	6,080	33,778
UnipolSai Assicurazioni SpA(a)	11,528	33,367
UNIQA Insurance Group AG	45,855	420,994
Wuestenrot & Wuerttembergische AG	7,920	166,380
Yunfeng Financial Group Ltd.*(a)	312,000	68,822
Zurich Insurance Group AG	3,645	1,725,312

		26,194,964

Interactive Media & Services - 0.2%
Adevinta ASA*	6,732	69,917
Auto Trader Group plc(b)	16,290	145,907
Baltic Classifieds Group plc*	16,280	36,149
Better Collective A/S*(a)	2,464	51,106
carsales.com Ltd.	5,148	79,940
Dip Corp.	1,400	43,558
Kakaku.com, Inc.	1,600	32,659
New Work SE	159	34,757
REA Group Ltd.	1,056	107,955
Rightmove plc	13,545	118,086
Scout24 SE(b)	1,232	72,617
SEEK Ltd.(a)	5,781	118,076
Trustpilot Group plc*(b)	10,868	26,669
Wirtualna Polska Holding SA(b)	1,936	63,272
Z Holdings Corp.	47,000	235,398

		1,236,066

Internet & Direct Marketing Retail - 0.5%
Allegro.eu SA*(b)	3,080	28,287
ASKUL Corp.(a)	1,000	12,098
ASOS plc*	1,370	40,676
Auction Technology Group plc*	4,356	62,650
Belluna Co. Ltd.(a)	15,600	97,750
BHG Group AB*	7,216	68,456
boohoo Group plc*	15,511	22,194
Boozt AB*(a)(b)	2,508	46,618
Cazoo Group Ltd.*	3,471	16,451
Delivery Hero SE*(b)	2,970	226,131
Demae-Can Co. Ltd.*(a)	8,800	56,439
Dustin Group AB(b)	3,680	37,454
Just Eat Takeaway.com NV*(b)	1,936	93,883
Mercari, Inc.*(a)	1,900	70,410
Moneysupermarket.com Group plc	22,168	56,242
Moonpig Group plc*	13,596	56,949

Investments	Shares	Value ($)
Oisix ra daichi, Inc.*(a)	2,000	41,067
Prosus NV*	14,985	1,233,659
Rakuten Group, Inc.(a)	16,100	138,469
Redbubble Ltd.*(a)	20,372	25,549
Takkt AG	2,728	45,871
Temple & Webster Group Ltd.*(a)	7,304	43,638
THG plc*(a)	21,032	37,191
Zalando SE*(b)(d)	938	73,584
Zalando SE*(b)	1,942	152,345
ZOZO, Inc.	2,800	73,630

		2,857,691

IT Services - 1.7%
AddNode Group AB	2,640	101,820
Adesso SE	220	44,836
Adyen NV*(b)	540	1,082,953
Alten SA	616	98,954
Amadeus IT Group SA*	8,010	543,601
Appen Ltd.(a)	2,420	16,402
Atea ASA*	2,420	40,713
Atos SE	3,080	109,105
Bechtle AG	1,364	80,611
Bell System24 Holdings, Inc.(a)	14,700	180,266
Bouvet ASA	5,764	44,090
CANCOM SE	2,026	121,506
Capgemini SE	2,610	577,701
Capita plc*(a)	656,595	278,195
CGI, Inc.*	4,050	345,610
Change, Inc.*(a)	3,500	43,346
Computacenter plc	1,092	38,942
Computershare Ltd.	11,970	164,368
Comture Corp.(a)	2,300	55,332
Converge Technology Solutions Corp.*	11,792	92,441
Data#3 Ltd.	12,760	49,535
Digital Garage, Inc.	1,300	45,411
DTS Corp.	2,100	44,433
Econocom Group SA/NV(a)	29,084	114,926
Edenred	4,455	189,275
EML Payments Ltd.*(a)	24,816	51,928
FDM Group Holdings plc	3,850	55,269
Formula Systems 1985 Ltd.	389	43,347
Fujitsu Ltd.	3,200	417,132
Future Corp.	3,400	42,815
GFT Technologies SE	924	45,368
GMO internet, Inc.	1,200	25,234
GMO Payment Gateway, Inc.	1,000	85,485
Indra Sistemas SA*	9,988	100,657
Infocom Corp.	1,600	25,078
Infomart Corp.	5,300	30,266
Itochu Techno-Solutions Corp.	2,400	64,778
Keywords Studios plc	1,144	38,678
KNOW IT AB	1,144	41,426
Matrix IT Ltd.	924	25,637
Megaport Ltd.*(a)	3,960	37,386
Mitsubishi Research Institute, Inc.	4,500	145,476
NCC Group plc	23,672	60,343
NEC Corp.	6,500	251,031

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
NEC Networks & System Integration Corp.	2,400	34,201
NET One Systems Co. Ltd.	2,300	53,715
Nexi SpA*(b)	8,235	119,178
NEXTDC Ltd.*(a)	10,736	80,709
Nihon Unisys Ltd.	1,100	28,563
Nomura Research Institute Ltd.	6,845	235,246
NS Solutions Corp.	800	22,530
NTT Data Corp.	10,600	201,099
Nuvei Corp.*(b)	836	50,924
Obic Co. Ltd.	1,300	211,768
One Software Technologies Ltd.	3,388	58,852
Otsuka Corp.	2,500	100,347
Relia, Inc.	15,300	128,667
Reply SpA	484	80,354
S&T AG(a)	3,168	57,496
SCSK Corp.	2,700	45,154
SHIFT, Inc.*	300	48,844
Shopify, Inc., Class A*	1,935	1,866,762
Softcat plc	2,288	50,404
Solutions 30 SE*(a)	5,136	39,928
Sopra Steria Group SACA	396	68,851
SUNeVision Holdings Ltd.(a)	90,000	79,063
TechMatrix Corp.	3,300	46,396
TELUS International CDA, Inc.*	4,860	137,416
TietoEVRY OYJ	1,598	47,113
TIS, Inc.	4,800	124,681
Transcosmos, Inc.	9,000	227,060
Tyro Payments Ltd.*	8,888	14,027
Wise plc, Class A*	9,328	75,490
Worldline SA*(b)	4,770	228,244

		10,654,788

Leisure Products - 0.4%
Accell Group NV*	1,452	93,918
Bandai Namco Holdings, Inc.	4,000	277,960
Beneteau SA*	2,904	47,919
BRP, Inc.	639	53,083
Games Workshop Group plc	684	72,864
GLOBERIDE, Inc.	9,000	213,704
Harvia OYJ(b)	748	39,074
Heiwa Corp.	2,450	38,868
MIPS AB(b)	440	43,109
Mizuno Corp.	9,000	171,760
Sega Sammy Holdings, Inc.	2,600	43,234
Shimano, Inc.	1,600	355,687
Snow Peak, Inc.	1,600	32,160
Spin Master Corp.*(b)	1,936	66,522
Technogym SpA(b)	4,905	41,376
Thule Group AB(b)	2,024	96,624
Tomy Co. Ltd.(a)	36,500	353,200
Universal Entertainment Corp.*	300	6,126
Yamaha Corp.	3,400	153,144
Yonex Co. Ltd.	5,600	34,701

		2,235,033

Life Sciences Tools & Services - 0.4%
AddLife AB, Class B	1,496	42,729
Bachem Holding AG (Registered), Class B	88	51,701

Investments	Shares	Value ($)
Chemometec A/S	572	58,602
Clinigen Group plc	5,270	64,271
Ergomed plc*(a)	2,420	36,526
Eurofins Scientific SE(a)	2,250	223,900
Evotec SE*	3,111	124,222
Gerresheimer AG	755	67,200
Lonza Group AG (Registered)	1,260	857,187
Oxford Nanopore Technologies plc*	5,808	37,793
QIAGEN NV*	4,369	216,222
Sartorius Stedim Biotech	360	156,218
Tecan Group AG (Registered)	220	105,812
Wuxi Biologics Cayman, Inc.*(b)	45,000	438,311

		2,480,694

Machinery - 3.2%
Aalberts NV	1,404	84,895
Aichi Corp.	13,200	93,021
Aida Engineering Ltd.	26,500	240,104
Alfa Laval AB	5,400	180,210
Alstom SA(a)	4,739	152,201
Amada Co. Ltd.	7,200	68,798
ANDRITZ AG	2,081	109,735
Atlas Copco AB, Class A	11,295	657,315
Atlas Copco AB, Class B	7,110	358,695
ATS Automation Tooling Systems, Inc.*	1,980	80,800
Beijer Alma AB	2,304	58,130
Bobst Group SA (Registered)*	528	44,319
Bodycote plc	11,283	120,270
Burckhardt Compression Holding AG	132	61,885
Bystronic AG	55	71,597
Cargotec OYJ, Class B	684	33,676
CKD Corp.	2,500	45,324
CNH Industrial NV	18,630	278,491
Concentric AB	2,420	67,927
Construcciones y Auxiliar de Ferrocarriles SA	720	28,249
Daetwyler Holding AG	176	68,430
Daifuku Co. Ltd.	2,300	157,891
Danieli & C Officine Meccaniche SpA(a)	528	14,264
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	4,004	71,098
Deutz AG*	7,436	50,348
DMG Mori Co. Ltd.	2,100	32,824
Duerr AG	2,684	117,342
Ebara Corp.(a)	2,600	125,459
Electrolux Professional AB, Class B*	4,532	31,390
Epiroc AB, Class A	10,360	218,652
Epiroc AB, Class B	8,055	144,374
FANUC Corp.	3,100	604,261
Fincantieri SpA*(a)	217,939	138,035
FLSmidth & Co. A/S(a)	3,696	123,287
Fluidra SA	912	28,728
Frencken Group Ltd.	30,800	37,357
Fuji Corp.	1,000	22,781

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Fujitec Co. Ltd.	2,400	56,384
Fukushima Galilei Co. Ltd.	4,500	163,832
GEA Group AG	3,330	155,850
Georg Fischer AG (Registered)	44	63,421
Giken Ltd.	1,200	40,668
Glory Ltd.	22,600	421,893
Harmonic Drive Systems, Inc.(a)	1,500	58,256
Hino Motors Ltd.	10,300	88,318
Hirata Corp.	800	39,852
Hitachi Construction Machinery Co. Ltd.	2,800	70,228
Hitachi Zosen Corp.	12,400	81,573
Hoshizaki Corp.	1,200	88,002
Husqvarna AB, Class B	7,480	103,175
IHI Corp.	2,500	49,642
IMI plc	3,784	83,716
Indutrade AB	5,130	125,913
Interpump Group SpA	1,584	96,507
Interroll Holding AG (Registered)	19	79,588
Japan Steel Works Ltd. (The)(a)	900	29,486
JOST Werke AG(b)	6,210	310,131
Jungheinrich AG (Preference)	3,105	131,014
Kardex Holding AG (Registered)	264	72,589
Kawasaki Heavy Industries Ltd.(a)	2,800	53,631
KION Group AG	1,485	135,306
Kitz Corp.	31,300	180,642
Komatsu Ltd.	17,200	418,860
Komax Holding AG (Registered)*	176	53,610
Kone OYJ, Class B	6,480	415,651
Konecranes OYJ	2,273	90,047
Krones AG	484	47,529
Kubota Corp.	20,000	424,213
Kurita Water Industries Ltd.	2,500	100,673
Kyokuto Kaihatsu Kogyo Co. Ltd.	13,600	171,616
Makino Milling Machine Co. Ltd.	9,000	306,184
Makita Corp.	4,900	181,116
Manitou BF SA	5,490	203,707
Max Co. Ltd.	2,800	44,275
Meidensha Corp.(a)	17,000	356,745
Metso Outotec OYJ	13,905	146,741
MINEBEA MITSUMI, Inc.	7,311	176,327
MISUMI Group, Inc.	3,900	125,233
Mitsubishi Heavy Industries Ltd.	9,000	242,057
Miura Co. Ltd.	2,100	61,328
Morgan Advanced Materials plc	20,416	87,652
Morita Holdings Corp.	16,100	177,034
Nabtesco Corp.	2,900	89,221
Nachi-Fujikoshi Corp.	8,800	324,964
Neles OYJ	989	13,759
NFI Group, Inc.	3,960	59,472
NGK Insulators Ltd.	7,900	132,187
Nikkiso Co. Ltd.(a)	31,900	233,107
Nitta Corp.	9,000	218,390
Nittoku Co. Ltd.	1,300	34,016
Norma Group SE	2,596	93,764
NSK Ltd.(a)	9,600	64,736
NTN Corp.*	211,500	420,338
OC Oerlikon Corp. AG (Registered)	469	4,488

Investments	Shares	Value ($)
OKUMA Corp.	1,000	43,046
Organo Corp.	3,100	224,378
OSG Corp.	1,500	26,036
Palfinger AG	787	26,731
Pfeiffer Vacuum Technology AG	220	42,863
Rational AG	55	45,612
Rotork plc	13,640	61,854
Sandvik AB	18,450	478,936
Savaria Corp.(a)	3,080	44,900
Schindler Holding AG	722	178,435
Schindler Holding AG (Registered)	220	54,442
Sembcorp Marine Ltd.*(a)	791,769	48,016
SFS Group AG	220	31,734
Shibaura Machine Co. Ltd.	2,349	66,765
Shibuya Corp.	9,000	198,082
Shima Seiki Manufacturing Ltd.	1,300	19,462
Shinmaywa Industries Ltd.	21,800	165,924
Skellerup Holdings Ltd.	10,736	41,600
SKF AB, Class A	2,427	54,863
SKF AB, Class B	5,895	128,079
SMC Corp.	1,100	605,155
Spirax-Sarco Engineering plc	1,260	224,073
Stabilus SA	1,188	78,973
Stadler Rail AG(a)	1,056	49,837
Star Micronics Co. Ltd.	13,500	169,534
Sumitomo Heavy Industries Ltd.	3,300	85,489
Tadano Ltd.	8,900	76,854
Takeuchi Manufacturing Co. Ltd.	2,600	63,903
Takuma Co. Ltd.	31,700	400,841
Techtronic Industries Co. Ltd.	30,500	500,670
THK Co. Ltd.(a)	1,700	41,650
Tocalo Co. Ltd.	3,800	45,478
Toyota Industries Corp.	3,800	293,513
Trelleborg AB, Class B	4,796	119,256
Tsubaki Nakashima Co. Ltd.	4,400	53,804
Tsubakimoto Chain Co.	11,200	309,586
Tsugami Corp.	21,400	244,226
Union Tool Co.	500	16,056
Valmet OYJ	2,904	109,479
VAT Group AG(b)	495	197,883
Vesuvius plc	9,944	60,943
Volvo AB, Class A	3,212	72,746
Volvo AB, Class B	28,305	631,503
Wacker Neuson SE	1,713	42,361
Wartsila OYJ Abp	5,720	69,636
Weir Group plc (The)	3,920	90,933
Yaskawa Electric Corp.(a)	4,500	185,702

		19,942,662

Marine - 0.5%
AP Moller - Maersk A/S, Class A	68	226,417
AP Moller - Maersk A/S, Class B	135	481,438
Clarkson plc	1,408	62,244
D/S Norden A/S	9,180	207,464
Dfds A/S*	660	32,019
Golden Ocean Group Ltd.	6,644	59,763
Kawasaki Kisen Kaisha Ltd.*(a)	2,000	122,890
Kuehne + Nagel International AG (Registered)	765	213,876

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Mitsui OSK Lines Ltd.(a)	3,300	252,029
MPC Container Ships A/S*	18,920	63,554
Nippon Yusen KK	3,800	293,513
NS United Kaiun Kaisha Ltd.	4,500	118,139
Pacific Basin Shipping Ltd.(a)	1,800,000	761,778
SITC International Holdings Co. Ltd.	24,000	90,798
Stolt-Nielsen Ltd.	9,020	162,472
Wallenius Wilhelmsen ASA*	8,536	45,992
Wilh Wilhelmsen Holding ASA, Class A	4,576	110,858

		3,305,244

Media - 1.0%
4imprint Group plc	836	31,405
Ascential plc*(b)	28,170	132,885
Atresmedia Corp. de Medios de Comunicacion SA	25,344	97,789
Cogeco Communications, Inc.	572	46,928
Cogeco, Inc.	3,150	202,949
Corus Entertainment, Inc., Class B(a)	70,830	280,134
CyberAgent, Inc.	6,300	72,445
Cyfrowy Polsat SA	8,140	62,551
Dentsu Group, Inc.	3,800	129,937
Euromoney Institutional Investor plc	4,083	49,959
Eutelsat Communications SA	3,740	45,992
Future plc	2,332	98,305
Hakuhodo DY Holdings, Inc.	4,700	70,893
Informa plc*(a)	29,655	220,816
Intage Holdings, Inc.(a)	4,100	62,269
IPSOS	15,750	713,292
ITV plc*	82,500	124,134
JCDecaux SA*	968	26,325
Kadokawa Corp.(a)	2,200	45,041
Lagardere SA*	2,552	69,059
Mediaset Espana Comunicacion SA*	51,660	240,330
Metropole Television SA	4,972	96,201
MFE-MediaForEurope NV, Class B	33,079	41,791
Next Fifteen Communications Group plc	5,104	84,228
Nine Entertainment Co. Holdings Ltd.	10,556	19,486
Nippon Television Holdings, Inc.	2,400	24,870
Nordic Entertainment Group AB, Class B*	1,188	45,539
oOh!media Ltd.*(a)	47,520	54,238
Pearson plc	16,422	135,544
ProSiebenSat.1 Media SE	2,772	42,836
Publicis Groupe SA	5,355	358,376
Quebecor, Inc., Class B	2,728	64,478
RAI Way SpA(b)	8,120	45,786
Reach plc	116,325	407,336
RTL Group SA	1,056	59,189
S4 Capital plc*	10,516	72,519
Schibsted ASA, Class A	1,144	33,553
Schibsted ASA, Class B	2,493	64,869

Investments	Shares	Value ($)
SES SA, Receipts	9,724	74,364
Seven West Media Ltd.*(a)	429,570	189,158
Shaw Communications, Inc., Class B	7,048	209,977
Singapore Press Holdings Ltd.	27,000	46,526
SKY Perfect JSAT Holdings, Inc.	52,500	196,377
Storytel AB*(a)	3,740	58,219
Stroeer SE & Co. KGaA	620	46,080
Telenet Group Holding NV	1,320	50,458
Television Francaise 1(a)	38,835	367,210
TX Group AG*	352	55,122
ValueCommerce Co. Ltd.	1,400	42,343
Vivendi SE	15,525	201,881
WPP plc	21,285	328,834
YouGov plc	7,200	112,055

		6,452,881

Metals & Mining - 5.2%
Acerinox SA	7,260	91,558
Agnico Eagle Mines Ltd.	4,050	193,329
Alamos Gold, Inc., Class A	3,971	27,071
Allkem Ltd.*	8,316	52,966
Alumina Ltd.(a)	42,504	56,449
AMG Advanced Metallurgical Group NV	1,540	52,412
Anglo American plc	32,985	1,428,530
Antofagasta plc	7,124	127,359
Aperam SA	1,540	85,903
ArcelorMittal SA	14,175	416,243
Asahi Holdings, Inc.	30,500	585,515
Aurubis AG	1,100	113,223
AVZ Minerals Ltd.*(a)	111,012	54,749
B2Gold Corp.	29,700	106,955
Barrick Gold Corp.	7,230	138,313
Barrick Gold Corp. - XLON	22,380	414,721
Bekaert SA	1,540	71,298
Bellevue Gold Ltd.*(a)	49,941	27,093
BHP Group Ltd.(a)	69,300	2,263,053
BHP Group plc(d)	51,120	1,634,041
BlueScope Steel Ltd.	11,205	144,311
Boliden AB(a)	5,670	226,883
Capricorn Metals Ltd.*(a)	19,272	42,907
Capstone Mining Corp.*	10,472	44,546
Centamin plc	421,110	502,043
Centerra Gold, Inc.(a)	87,750	707,906
Chalice Mining Ltd.*(a)	10,120	55,044
Daido Steel Co. Ltd.	800	30,584
Daiki Aluminium Industry Co. Ltd.(a)	13,500	182,773
De Grey Mining Ltd.*(a)	86,240	68,659
Deterra Royalties Ltd.	15,180	45,775
Dowa Holdings Co. Ltd.	1,100	47,208
Dundee Precious Metals, Inc.	79,785	468,622
Eldorado Gold Corp.*	67,500	590,718
Endeavour Mining plc(a)	2,501	55,691
Endeavour Silver Corp.*(a)	11,132	40,351
Equinox Gold Corp.*(a)	102,735	588,880
Eramet SA*	4,185	426,916
ERO Copper Corp.*	4,268	53,123

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Evolution Mining Ltd.	35,786	88,246
Evraz plc	15,884	106,405
Falcon Metals Ltd.*	1	—	(f)
Ferrexpo plc	10,868	35,257
First Majestic Silver Corp.	3,432	34,838
First Quantum Minerals Ltd.	10,755	264,774
Fortescue Metals Group Ltd.(a)	41,490	580,835
Fortuna Silver Mines, Inc.*(a)	108,135	367,309
Franco-Nevada Corp.	3,015	398,436
Fresnillo plc	3,872	32,458
Glencore plc*	254,250	1,306,469
Gold Road Resources Ltd.	80,872	75,781
Granges AB	40,230	495,219
Greatland Gold plc*	350,768	64,944
Grupa Kety SA	308	45,666
Hill & Smith Holdings plc	5,236	104,952
Hitachi Metals Ltd.*	4,740	85,236
Hochschild Mining plc(a)	104,355	144,908
Hudbay Minerals, Inc.(a)	13,288	95,392
IAMGOLD Corp.*	17,424	42,471
IGO Ltd.(a)	13,200	109,276
Iluka Resources Ltd.	6,916	50,383
Imdex Ltd.	22,176	45,935
ioneer Ltd.*(a)	110,528	51,396
Ivanhoe Mines Ltd., Class A*(a)	13,068	111,897
Jastrzebska Spolka Weglowa SA*	4,532	43,781
JFE Holdings, Inc.	13,500	171,057
K92 Mining, Inc.*	16,544	82,733
KGHM Polska Miedz SA	2,288	77,990
Kinross Gold Corp.	24,079	130,070
Kobe Steel Ltd.	7,000	32,988
Kyoei Steel Ltd.	8,300	111,651
Labrador Iron Ore Royalty Corp.(a)	25,965	799,284
Lake Resources NL*(a)	76,296	49,454
Lithium Americas Corp.*(a)	2,508	65,648
Lundin Gold, Inc.*	6,342	45,877
Lundin Mining Corp.	13,332	111,013
Lynas Rare Earths Ltd.*	20,205	127,407
MAG Silver Corp.*	4,656	63,188
Maruichi Steel Tube Ltd.	1,900	41,982
Mineral Resources Ltd.(a)	3,870	151,081
Mitsubishi Materials Corp.	3,800	67,046
Mitsui Mining & Smelting Co. Ltd.	1,600	44,574
New Gold, Inc.*(a)	242,640	383,477
Newcrest Mining Ltd.	15,750	239,133
Nickel Mines Ltd.(a)	46,684	47,034
Nippon Light Metal Holdings Co. Ltd.	22,500	341,723
Nippon Steel Corp.	21,815	351,293
Norsk Hydro ASA	36,585	278,941
Northern Star Resources Ltd.	18,392	107,423
Novagold Resources, Inc.*	16,808	110,749
OceanaGold Corp.*	1,000	1,541
OceanaGold Corp.*(a)	258,582	398,507
Orla Mining Ltd.*(a)	10,780	35,430
Osisko Gold Royalties Ltd.(a)	9,460	104,433
Osisko Mining, Inc.*	27,456	94,773
Outokumpu OYJ*	7,392	47,133
OZ Minerals Ltd.(a)	7,245	123,426

Investments	Shares	Value ($)
Pan American Silver Corp.(a)	4,082	88,297
Perenti Global Ltd.(a)	328,140	178,017
Perseus Mining Ltd.*(a)	505,800	518,506
Petropavlovsk plc*(a)	1,159,155	232,810
Pilbara Minerals Ltd.*	36,168	81,543
Polymetal International plc	8,190	116,584
Pretium Resources, Inc.*	8,756	118,830
Ramelius Resources Ltd.(a)	293,850	276,388
Regis Resources Ltd.(a)	269,190	322,418
Rio Tinto Ltd.	9,090	714,470
Rio Tinto plc	25,200	1,753,027
Salzgitter AG*	15,795	533,311
Sandfire Resources Ltd.(a)	157,680	743,215
Sandstorm Gold Ltd.(a)	13,772	82,623
Sanyo Special Steel Co. Ltd.	9,400	174,499
Sayona Mining Ltd.*(a)	486,552	41,136
Seabridge Gold, Inc.*(a)	5,588	89,589
Silver Lake Resources Ltd.*(a)	25,344	26,248
SilverCrest Metals, Inc.*	9,416	70,927
Sims Ltd.	5,980	59,870
Solaris Resources, Inc.*	3,872	42,623
South32 Ltd.	122,895	333,355
SSAB AB, Class A*	13,394	78,320
SSAB AB, Class B*	9,504	48,874
SSR Mining, Inc.	5,896	97,030
St Barbara Ltd.(a)	306,180	264,256
Stelco Holdings, Inc.	2,112	61,095
Sumitomo Metal Mining Co. Ltd.	6,300	286,938
Teck Resources Ltd., Class B(a)	10,890	336,170
thyssenkrupp AG*	8,316	83,975
Toho Titanium Co. Ltd.	200	1,534
Tokyo Steel Manufacturing Co. Ltd.	31,500	297,982
Torex Gold Resources, Inc.*	36,405	356,665
Turquoise Hill Resources Ltd.*(a)	37,395	654,515
UACJ Corp.*	11,900	270,480
voestalpine AG	1,880	62,002
Vulcan Energy Resources Ltd.*(a)	6,732	43,588
Wesdome Gold Mines Ltd.*	8,888	76,385
West African Resources Ltd.*(a)	70,224	54,671
Western Areas Ltd.*	19,404	47,029
Westgold Resources Ltd.(a)	164,371	210,191
Wheaton Precious Metals Corp.	7,605	306,460
Yamana Gold, Inc.	24,430	100,847
Yamato Kogyo Co. Ltd.(a)	1,300	39,544
Yodogawa Steel Works Ltd.(a)	11,900	251,374

		32,512,255

Multiline Retail - 0.5%
B&M European Value Retail SA	18,135	137,761
Canadian Tire Corp. Ltd., Class A(a)	1,276	184,136
Dollarama, Inc.	4,545	234,397
Europris ASA(b)	69,255	514,206
H2O Retailing Corp.(a)	5,615	38,595
Harvey Norman Holdings Ltd.(a)	17,952	62,102
Isetan Mitsukoshi Holdings Ltd.	9,100	70,999
Izumi Co. Ltd.(a)	1,300	35,709
J Front Retailing Co. Ltd.	9,100	81,029

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Marks & Spencer Group plc*	49,905	145,828
Marui Group Co. Ltd.(a)	3,200	61,237
Next plc	2,475	248,978
Pan Pacific International Holdings Corp.	7,500	100,434
Ryohin Keikaku Co. Ltd.	6,000	85,190
Seria Co. Ltd.	1,000	25,029
Takashimaya Co. Ltd.	4,400	41,508
Tokmanni Group Corp.	2,948	61,203
Warehouse Group Ltd. (The)(a)	30,712	60,510
Wesfarmers Ltd.	19,620	728,625

		2,917,476

Multi-Utilities - 0.7%
A2A SpA	51,964	97,834
ACEA SpA	1,552	31,142
AGL Energy Ltd.	22,792	114,013
Algonquin Power & Utilities Corp.(a)	12,483	178,146
Atco Ltd., Class I	1,064	35,824
Canadian Utilities Ltd., Class A	1,628	47,273
Centrica plc*	126,324	122,570
E.ON SE	55,980	766,849
Engie SA	40,230	611,256
Hera SpA	19,272	79,459
Iren SpA	19,624	58,604
National Grid plc	66,961	969,893
REN - Redes Energeticas Nacionais SGPS SA	148,860	423,021
RWE AG	11,070	462,997
Sembcorp Industries Ltd.	4,000	6,745
Suez SA(d)	1,530	34,011
Telecom Plus plc	4,843	97,594
Veolia Environnement SA	11,880	425,227

		4,562,458

Oil, Gas & Consumable Fuels - 5.2%
Advantage Energy Ltd.*	10,340	55,936
Aker BP ASA	1,828	62,860
Ampol Ltd.	2,420	50,690
ARC Resources Ltd.(a)	20,655	241,825
Baytex Energy Corp.*	30,404	112,838
Beach Energy Ltd.(a)	39,336	41,017
Birchcliff Energy Ltd.	102,060	503,158
BP plc	477,270	2,451,181
BRIGHTOIL*‡(d)	50,147	—
BW LPG Ltd.(b)	37,485	200,037
Cameco Corp.	7,425	144,261
Canadian Natural Resources Ltd.	28,845	1,466,518
Capricorn Energy plc*	23,656	65,190
Cenovus Energy, Inc.(a)	24,165	351,322
Crescent Point Energy Corp.	19,096	122,972
Denison Mines Corp.*	53,196	64,414
Diversified Energy Co. plc(b)	330,390	470,750
DNO ASA	22,968	33,501
Enbridge, Inc.	33,660	1,422,306
ENEOS Holdings, Inc.	81,050	320,261
Energean plc*	8,008	101,369
Energy Fuels, Inc.*(a)	10,296	63,632
Enerplus Corp.	96,435	1,116,153

Investments	Shares	Value ($)
Eni SpA	57,870	863,320
Equinor ASA	25,245	696,102
Equital Ltd.*	7,110	309,884
Euronav NV	8,360	68,244
FLEX LNG Ltd.	11,250	219,800
Freehold Royalties Ltd.	5,060	52,319
Galp Energia SGPS SA	12,584	137,935
Gaztransport Et Technigaz SA	660	60,040
Gibson Energy, Inc.	4,180	80,392
Hafnia Ltd.*	46,860	85,458
Harbour Energy plc*	13,992	67,243
Idemitsu Kosan Co. Ltd.	5,982	152,113
Imperial Oil Ltd.(a)	5,355	218,992
Inpex Corp.	24,500	245,585
Itochu Enex Co. Ltd.	18,100	157,241
Iwatani Corp.	1,397	65,228
Japan Petroleum Exploration Co. Ltd.	15,200	361,054
Karoon Energy Ltd.*	45,716	61,520
Keyera Corp.(a)	4,972	116,931
Koninklijke Vopak NV	1,558	53,216
Lundin Energy AB	4,264	171,490
MEG Energy Corp.*	4,928	58,665
Mitsuuroko Group Holdings Co. Ltd.	1,200	10,727
Naphtha Israel Petroleum Corp. Ltd.*	7,920	62,807
Neste OYJ	7,830	349,078
New Hope Corp. Ltd.(a)	183,195	292,989
NexGen Energy Ltd.*	16,236	66,767
NuVista Energy Ltd.*	67,140	474,594
Oil Refineries Ltd.*	575,505	188,530
OMV AG(a)	4,005	242,259
Paramount Resources Ltd., Class A(a)	4,048	79,540
Parex Resources, Inc.	46,260	983,543
Parkland Corp.(a)	2,207	58,654
Paz Oil Co. Ltd.*	3,805	534,835
Pembina Pipeline Corp.	8,235	261,334
Peyto Exploration & Development Corp.(a)	63,810	499,723
Polski Koncern Naftowy ORLEN SA	5,060	87,753
Polskie Gornictwo Naftowe i Gazownictwo SA	60,060	77,987
PrairieSky Royalty Ltd.(a)	12,320	158,480
Repsol SA	36,135	455,383
San-Ai Oil Co. Ltd.(a)	26,600	214,000
Santos Ltd.(a)	49,050	246,745
Senex Energy Ltd.	13,816	44,679
Shell plc	184,320	4,665,428
Suncor Energy, Inc.	34,695	990,818
Tamarack Valley Energy Ltd.	129,735	502,904
TC Energy Corp.	16,425	847,725
Topaz Energy Corp.	3,344	47,644
TotalEnergies SE	59,310	3,338,953
Tourmaline Oil Corp.	7,306	260,346
Tullow Oil plc*(a)	564,030	376,701
United Energy Group Ltd.(a)	3,622,000	534,181

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Vermilion Energy, Inc.*	63,720	991,022
Washington H Soul Pattinson & Co. Ltd.	5,850	112,561
Whitecap Resources, Inc.	16,984	119,788
Whitehaven Coal Ltd.*	40,392	76,268
Woodside Petroleum Ltd.(a)	14,400	254,348
Z Energy Ltd.	19,228	44,829

		32,318,886

Paper & Forest Products - 0.6%
Altri SGPS SA	23,175	147,172
Canfor Corp.*	1,464	33,244
Daiken Corp.	6,500	118,690
Daio Paper Corp.	3,745	60,388
Hokuetsu Corp.(a)	67,600	444,702
Holmen AB, Class B	1,540	73,980
Interfor Corp.	24,075	717,063
Metsa Board OYJ, Class B	6,595	70,233
Mondi plc	8,955	220,946
Navigator Co. SA (The)	5,269	19,740
Nippon Paper Industries Co. Ltd.(a)	39,700	400,015
Oji Holdings Corp.	26,000	136,967
Semapa-Sociedade de Investimento e Gestao	3,520	46,956
Stella-Jones, Inc.	3,652	114,430
Stora Enso OYJ, Class R	12,780	256,729
Svenska Cellulosa AB SCA, Class A	3,160	54,506
Svenska Cellulosa AB SCA, Class B	9,540	164,500
Tokushu Tokai Paper Co. Ltd.	4,500	161,293
UPM-Kymmene OYJ	9,180	330,849
West Fraser Timber Co. Ltd.(a)	2,250	208,158

		3,780,561

Personal Products - 0.9%
Beiersdorf AG	1,800	177,728
Blackmores Ltd.(a)	1,320	76,000
euglena Co. Ltd.*(a)	4,400	27,647
Fancl Corp.	400	10,092
Interparfums SA	132	9,914
Jamieson Wellness, Inc.(b)	2,330	64,964
Kao Corp.	7,900	392,995
Kobayashi Pharmaceutical Co. Ltd.	900	69,594
Kose Corp.	700	63,302
L’Occitane International SA	4,500	17,631
L’Oreal SA	4,230	1,786,959
Mandom Corp.	2,600	30,868
Milbon Co. Ltd.	1,000	46,778
Noevir Holdings Co. Ltd.	1,000	44,956
Ontex Group NV*(a)	24,345	176,844
Pola Orbis Holdings, Inc.	2,000	29,490
PZ Cussons plc	28,228	73,017
Rohto Pharmaceutical Co. Ltd.	2,000	54,849
Shiseido Co. Ltd.	6,800	340,044
Unilever plc	20,480	1,040,691
Unilever plc	23,440	1,192,416

		5,726,779

Pharmaceuticals - 4.4%
ALK-Abello A/S*	132	55,407

Investments	Shares	Value ($)
Almirall SA	4,404	56,231
Astellas Pharma, Inc.	31,200	501,068
AstraZeneca plc	25,920	2,996,611
Aurora Cannabis, Inc.*	15,092	63,012
Bausch Health Cos., Inc.*	7,515	184,655
Bayer AG (Registered)	23,805	1,436,742
Camurus AB*(a)	2,860	40,874
Canopy Growth Corp.*	6,156	49,469
Chugai Pharmaceutical Co. Ltd.	11,600	373,596
COSMO Pharmaceuticals NV*(a)	413	25,373
Cronos Group, Inc.*	13,640	50,515
Daiichi Sankyo Co. Ltd.	30,900	687,859
Dechra Pharmaceuticals plc	2,295	127,905
Eisai Co. Ltd.	4,900	245,755
Faes Farma SA*(d)	861	3,307
Faes Farma SA	16,374	62,885
Financiere de Tubize SA(a)	264	26,191
GlaxoSmithKline plc	119,070	2,624,697
H Lundbeck A/S	484	12,236
Haw Par Corp. Ltd.	3,200	27,476
Hikma Pharmaceuticals plc	2,900	80,850
Hisamitsu Pharmaceutical Co., Inc.	1,900	57,301
Hutchmed China Ltd.*	7,150	39,570
Indivior plc*	47,295	142,770
Ipsen SA	770	74,492
JCR Pharmaceuticals Co. Ltd.	2,400	41,887
Kaken Pharmaceutical Co. Ltd.	1,500	53,374
Kissei Pharmaceutical Co. Ltd.	1,400	28,079
KYORIN Holdings, Inc.(a)	4,400	69,575
Kyowa Kirin Co. Ltd.	4,400	109,021
Merck KGaA	2,295	498,846
Mithra Pharmaceuticals SA*(a)(b)	1,848	41,536
Mochida Pharmaceutical Co. Ltd.	900	27,806
Nippon Shinyaku Co. Ltd.	1,400	90,762
Novartis AG (Registered)	40,815	3,512,707
Novo Nordisk A/S, Class B	28,125	2,780,168
Ono Pharmaceutical Co. Ltd.	9,600	231,033
Orion OYJ, Class A	352	14,146
Orion OYJ, Class B	1,404	56,738
Otsuka Holdings Co. Ltd.	9,100	309,428
Recordati Industria Chimica e Farmaceutica SpA	1,628	90,410
Roche Holding AG	11,925	4,571,218
Roche Holding AG - BR	507	206,928
Sanofi	19,125	1,988,479
Santen Pharmaceutical Co. Ltd.	4,500	50,653
Sawai Group Holdings Co. Ltd.	1,800	67,720
Shionogi & Co. Ltd.	4,800	267,734
Sosei Group Corp.*(a)	5,200	68,461
Sumitomo Dainippon Pharma Co. Ltd.	3,600	38,929
Taisho Pharmaceutical Holdings Co. Ltd.	600	29,212
Takeda Pharmaceutical Co. Ltd.	38,817	1,121,137
Teva Pharmaceutical Industries Ltd.*	28,665	241,119
Torii Pharmaceutical Co. Ltd.	800	19,780
Towa Pharmaceutical Co. Ltd.(a)	10,200	247,863
Tsumura & Co.	900	25,346

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
UCB SA	2,385	235,329
Vetoquinol SA	308	44,816
Vifor Pharma AG	856	150,504
Virbac SA	132	52,604
ZERIA Pharmaceutical Co. Ltd.(a)	1,800	29,915

		27,460,110

Professional Services - 1.4%
Adecco Group AG (Registered)	4,050	190,614
AFRY AB, Class B	2,640	58,716
Akka Technologies*	836	45,452
ALS Ltd.	8,712	71,999
Amadeus Fire AG	352	64,871
Applus Services SA	52,020	456,019
BayCurrent Consulting, Inc.	300	111,694
Benefit One, Inc.(a)	1,000	30,072
BeNext-Yumeshin Group Co.	4,400	59,570
BTS Group AB, Class B	1,100	40,952
Bureau Veritas SA	4,393	124,542
Danel Adir Yeoshua Ltd.	220	52,069
DKSH Holding AG	660	52,315
Experian plc	16,335	675,227
Funai Soken Holdings, Inc.	2,700	55,418
GlobalData plc	2,508	45,089
Hays plc	34,264	66,151
Insource Co. Ltd.	1,900	29,961
Intertek Group plc	2,430	174,226
Intertrust NV*(b)	34,605	750,241
IPH Ltd.	13,904	79,936
JAC Recruitment Co. Ltd.	1,300	22,339
LifeWorks, Inc.	5,588	120,960
McMillan Shakespeare Ltd.(a)	24,030	189,789
Meitec Corp.	800	46,379
Nihon M&A Center Holdings, Inc.	4,800	74,442
Nomura Co. Ltd.	6,000	47,646
Omni Bridgeway Ltd.*(a)	116,145	265,129
Pagegroup plc	9,108	70,936
Pasona Group, Inc.	1,800	39,241
Persol Holdings Co. Ltd.	4,200	106,617
Randstad NV	1,892	122,081
Recruit Holdings Co. Ltd.	28,700	1,393,591
RELX plc	33,300	1,014,167
RWS Holdings plc	8,360	56,530
SGS SA (Registered)	90	253,746
SmartGroup Corp. Ltd.	7,766	39,067
SMS Co. Ltd.	2,000	53,808
S-Pool, Inc.	4,400	39,408
Stantec, Inc.	1,848	97,980
SThree plc	7,172	45,225
Synergie SE	440	16,647
TechnoPro Holdings, Inc.	1,100	27,694
Teleperformance	945	353,186
Thomson Reuters Corp.	2,565	275,216
Tinexta Spa	1,056	37,171
UT Group Co. Ltd.	2,000	56,325
Weathernews, Inc.	500	33,586
Wolters Kluwer NV	4,680	473,424

		8,607,464

Investments	Shares	Value ($)
Real Estate Management & Development - 2.3%
ADLER Group SA(a)(b)	32,940	386,243
Aedas Homes SA(b)	7,065	192,057
Aeon Mall Co. Ltd.	1,990	28,548
AFI Properties Ltd.	165	10,463
Airport City Ltd.*	1,928	46,535
Allreal Holding AG (Registered)	366	78,817
Alony Hetz Properties & Investments Ltd.	2,596	48,035
Altus Group Ltd.	2,700	129,523
Amot Investments Ltd.	5,448	45,775
Aroundtown SA	21,120	129,174
Ascendas India Trust	274,500	263,913
Atrium Ljungberg AB, Class B	792	17,089
Azrieli Group Ltd.	532	47,679
Big Shopping Centers Ltd.	16	2,552
Blue Square Real Estate Ltd.	283	25,533
Bukit Sembawang Estates Ltd.	63,000	232,496
CA Immobilien Anlagen AG	572	20,743
Capitaland Investment Ltd.*	45,131	115,151
Castellum AB(a)	5,175	120,863
Catena AB	924	52,169
Cibus Nordic Real Estate AB	3,432	94,054
City Developments Ltd.	9,400	49,011
CK Asset Holdings Ltd.	45,000	299,229
CLS Holdings plc	14,403	43,285
Colliers International Group, Inc.	748	109,065
Corem Property Group AB, Class B	19,888	56,889
Daito Trust Construction Co. Ltd.	1,600	181,905
Daiwa House Industry Co. Ltd.	16,500	477,566
Deutsche EuroShop AG	20,295	379,709
Deutsche Wohnen SE	1,012	40,954
DIC Asset AG	3,740	63,894
Dios Fastigheter AB	7,480	82,781
DREAM Unlimited Corp., Class A	1,584	49,856
Entra ASA(b)	2,068	45,344
ESR Cayman Ltd.*(b)	26,400	88,874
Fabege AB	5,412	80,101
Fastighets AB Balder, Class B*	2,205	144,809
FastPartner AB, Class A	3,124	36,079
FirstService Corp.	676	107,736
Gav-Yam Lands Corp. Ltd.	977	12,329
Gazit-Globe Ltd.	23,563	242,841
Grainger plc	11,088	44,599
Grand City Properties SA	2,508	54,992
Great Eagle Holdings Ltd.	128,555	359,408
GuocoLand Ltd.	102,400	112,840
Hang Lung Group Ltd.	33,000	73,215
Hang Lung Properties Ltd.	44,000	94,009
Heba Fastighets AB, Class B	2,640	42,368
Heiwa Real Estate Co. Ltd.	1,300	44,057
Henderson Land Development Co. Ltd.	33,239	145,147
Hiag Immobilien Holding AG	355	36,070
Ho Bee Land Ltd.	84,000	173,945
Hufvudstaden AB, Class A	2,610	37,064
Hulic Co. Ltd.	14,000	134,016
Hysan Development Co. Ltd.	19,000	58,236
Ichigo, Inc.(a)	5,500	13,413

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Immobel SA(a)	1,665	147,824
IMMOFINANZ AG(a)	2,253	58,140
Intershop Holding AG	76	49,956
Israel Canada T.R Ltd.	7,168	44,302
Isras Investment Co. Ltd.	136	35,013
IWG plc*	18,668	71,080
Jeudan A/S	560	21,262
K Wah International Holdings Ltd.	598,089	233,942
Katitas Co. Ltd.	1,100	33,031
Keihanshin Building Co. Ltd.	4,400	50,558
Kerry Properties Ltd.	16,500	46,553
K-fast Holding AB*(b)	5,148	38,359
Kojamo OYJ	1,980	45,102
LEG Immobilien SE	1,485	195,600
Lendlease Corp. Ltd.(a)	14,937	104,502
Lifestyle Communities Ltd.	5,148	60,825
Mega Or Holdings Ltd.	1,085	48,996
Melisron Ltd.*	460	40,098
Mitsubishi Estate Co. Ltd.	25,300	363,828
Mitsui Fudosan Co. Ltd.	22,300	473,869
Mivne Real Estate KD Ltd.	14,248	60,485
Mobimo Holding AG (Registered)*	352	114,554
Morguard Corp.	1,485	153,206
New World Development Co. Ltd.	33,590	136,556
Nexity SA	18,855	782,472
Nomura Real Estate Holdings, Inc.	1,400	32,587
NP3 Fastigheter AB	396	12,218
Nyfosa AB	2,684	41,407
OUE Ltd.	90,000	87,860
PATRIZIA AG	3,248	70,053
Platzer Fastigheter Holding AB, Class B	3,080	40,587
Prashkovsky Investments and Construction Ltd.	1,672	75,188
Property & Building Corp. Ltd.*	128	16,930
PSP Swiss Property AG (Registered)	531	63,819
Relo Group, Inc.	2,270	40,386
S IMMO AG	2,564	65,389
Sagax AB, Class B	2,420	69,742
Samhallsbyggnadsbolaget i Norden AB	23,265	139,130
SAMTY Co. Ltd.(a)	9,300	167,396
Savills plc	8,145	146,759
Sella Capital Real Estate Ltd., REIT	80,259	291,713
Selvaag Bolig ASA	11,440	66,977
Shun Tak Holdings Ltd.*(a)	900,000	237,767
Singapore Land Group Ltd.	5,656	10,876
Sino Land Co. Ltd.	97,289	125,767
Sirius Real Estate Ltd.	65,648	113,795
Starts Corp., Inc.	13,500	291,734
Sumitomo Realty & Development Co. Ltd.(a)	12,000	368,670
Summit Real Estate Holdings Ltd.*	2,418	59,389
Sun Hung Kai Properties Ltd.	36,500	443,521
Swire Pacific Ltd., Class A	3,500	21,096
Swire Properties Ltd.	24,800	65,836
Swiss Prime Site AG (Registered)	1,314	128,782

Investments	Shares	Value ($)
TAG Immobilien AG	4,270	111,673
Tokyo Tatemono Co. Ltd.	5,200	76,855
Tokyu Fudosan Holdings Corp.(a)	11,200	60,848
Tricon Residential, Inc.(a)	8,448	123,751
UOL Group Ltd.	6,799	36,656
VGP NV	176	49,620
VIB Vermoegen AG	924	52,826
Vonovia SE	12,593	711,202
Wallenstam AB, Class B	4,444	69,559
Watkin Jones plc	13,596	48,521
Wharf Real Estate Investment Co. Ltd.	25,000	118,467
Wihlborgs Fastigheter AB	3,652	74,847
Wing Tai Holdings Ltd.	24,000	31,239
YH Dimri Construction & Development Ltd.	452	46,797
Zensun Enterprises Ltd.(a)	144,000	81,441

		14,502,837

Road & Rail - 1.4%
Aurizon Holdings Ltd.	31,840	78,964
Canadian National Railway Co.	10,530	1,282,759
Canadian Pacific Railway Ltd.	15,300	1,094,026
Central Japan Railway Co.(a)	3,700	486,322
ComfortDelGro Corp. Ltd.	18,400	18,507
East Japan Railway Co.	5,900	335,080
Europcar Mobility Group*(a)(b)	248,805	141,017
Fukuyama Transporting Co. Ltd.	1,000	31,243
Hankyu Hanshin Holdings, Inc.	4,700	135,830
Hitachi Transport System Ltd.	1,300	59,119
Keikyu Corp.(a)	5,700	57,977
Keio Corp.	1,800	80,451
Keisei Electric Railway Co. Ltd.	2,900	81,167
Kelsian Group Ltd.(a)	13,288	65,815
Kintetsu Group Holdings Co. Ltd.*	3,900	112,710
Kyushu Railway Co.	2,100	43,431
Maruzen Showa Unyu Co. Ltd.	6,600	181,862
MTR Corp. Ltd.	25,764	139,103
Mullen Group Ltd.(a)	33,705	311,131
Nagoya Railroad Co. Ltd.*	4,400	69,002
Nankai Electric Railway Co. Ltd.	3,000	59,076
National Express Group plc*	213,840	717,246
Nikkon Holdings Co. Ltd.(a)	25,100	469,434
NIPPON EXPRESS HOLDINGS, Inc.	1,600	94,007
Nishi-Nippon Railroad Co. Ltd.	1,000	22,191
Nobina AB(b)	33,132	383,353
Northgate plc(a)	101,520	523,706
NTG Nordic Transport Group A/S*	792	52,265
Odakyu Electric Railway Co. Ltd.	4,600	80,682
Sakai Moving Service Co. Ltd.	2,900	110,237
Sankyu, Inc.	1,333	47,836
SBS Transit Ltd.	26,000	55,955
Seibu Holdings, Inc.*	2,600	25,159
Seino Holdings Co. Ltd.	3,100	30,536
Senko Group Holdings Co. Ltd.(a)	53,100	423,049
Sixt SE*	308	49,511
Sixt SE (Preference)	298	26,691
Stef SA	1,350	157,086

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
TFI International, Inc.	1,665	160,177
Tobu Railway Co. Ltd.(a)	4,000	93,070
Tokyu Corp.	8,900	117,328
Trancom Co. Ltd.	600	42,283
West Japan Railway Co.	4,500	187,030

		8,733,424

Semiconductors & Semiconductor Equipment - 1.8%
Advantest Corp.	3,100	257,470
AEM Holdings Ltd.	13,200	44,028
AIXTRON SE	8,145	165,902
Alphawave IP Group plc*(a)	19,492	42,235
ams-OSRAM AG*(a)	5,984	98,721
ASM International NV	720	243,750
ASM Pacific Technology Ltd.	5,000	49,631
ASML Holding NV	7,020	4,676,009
BE Semiconductor Industries NV	1,575	130,300
Disco Corp.	600	161,944
Ferrotec Holdings Corp.(a)	15,500	372,888
Furuya Metal Co. Ltd.(a)	1,600	139,414
Infineon Technologies AG	22,095	899,963
Japan Material Co. Ltd.	3,900	56,152
Lasertec Corp.	1,300	282,903
Megachips Corp.	1,000	35,886
Melexis NV	495	51,217
Meyer Burger Technology AG*(a)	160,380	60,876
Mimasu Semiconductor Industry Co. Ltd.	4,600	96,970
Nordic Semiconductor ASA*	3,828	111,628
Nova Ltd.*	352	40,431
Optorun Co. Ltd.	2,900	58,667
REC Silicon ASA*	22,352	38,707
Renesas Electronics Corp.*	24,900	280,496
Rohm Co. Ltd.	1,600	132,194
Sanken Electric Co. Ltd.	1,600	68,805
SCREEN Holdings Co. Ltd.(a)	1,100	107,780
Shinko Electric Industries Co. Ltd.	1,400	63,181
Siltronic AG	405	52,710
SMA Solar Technology AG	1,100	38,448
SOITEC*	528	94,643
STMicroelectronics NV	11,160	515,927
SUMCO Corp.	5,700	102,746
Tokyo Electron Ltd.	2,700	1,282,456
Tokyo Seimitsu Co. Ltd.	1,600	66,583
Tower Semiconductor Ltd.*	2,191	74,257
Tri Chemical Laboratories, Inc.	1,800	47,880
Ulvac, Inc.	1,000	49,989
X-Fab Silicon Foundries SE*(b)	4,400	42,172

		11,135,959

Software - 1.4%
Altium Ltd.(a)	1,716	43,162
Asseco Poland SA	3,212	64,373
Atoss Software AG	176	34,882
Avast plc(b)	6,996	57,556
AVEVA Group plc	2,332	91,296
BlackBerry Ltd.*(a)	8,682	71,406
Blue Prism Group plc*	6,908	117,056
BrainChip Holdings Ltd.*(a)	89,100	89,455
Bytes Technology Group plc	10,736	66,431

Investments	Shares	Value ($)
Constellation Software, Inc.	315	542,259
Dassault Systemes SE	11,577	550,908
Descartes Systems Group, Inc. (The)*	1,408	102,384
Digital Arts, Inc.	1,000	57,974
Docebo, Inc.*	1,100	62,136
dotdigital group plc	20,856	41,077
Dubber Corp. Ltd.*(a)	23,408	29,191
Dye & Durham Ltd.(a)	3,388	97,926
Enghouse Systems Ltd.	2,552	89,856
FD Technologies plc*	132	2,869
Freee KK*	1,200	46,240
F-Secure OYJ	8,140	39,967
Fuji Soft, Inc.	700	29,008
GB Group plc	7,524	66,321
Hansen Technologies Ltd.(a)	15,092	52,102
Hilan Ltd.	865	55,176
Hut 8 Mining Corp.*(a)	9,856	58,277
Ideagen plc	13,640	49,593
IRESS Ltd.	6,556	52,565
Kape Technologies plc*	8,536	42,374
Kinaxis, Inc.*(a)	520	67,414
Learning Technologies Group plc	20,240	45,376
Lectra	1,188	50,606
Lightspeed Commerce, Inc.*	2,184	70,854
LINK Mobility Group Holding ASA*	24,552	37,164
Magic Software Enterprises Ltd.	2,288	43,373
Micro Focus International plc	147,420	895,180
Miroku Jyoho Service Co. Ltd.	1,000	10,380
Money Forward, Inc.*(a)	1,100	48,687
Nemetschek SE	884	80,407
Netcompany Group A/S(b)	440	32,046
Nice Ltd.*	1,081	274,523
Open Text Corp.	4,770	228,186
Oracle Corp. Japan	800	59,154
QT Group OYJ*	308	35,010
Rakus Co. Ltd.	1,600	31,521
Sage Group plc (The)	16,875	163,192
SAP SE	18,270	2,261,066
SimCorp A/S	660	60,955
Sinch AB*(b)	7,462	75,259
Software AG	1,320	50,429
Systena Corp.	7,600	23,019
TeamViewer AG*(b)	3,960	59,130
Technology One Ltd.(a)	7,884	57,935
Temenos AG (Registered)	1,215	143,613
Trend Micro, Inc.	2,500	131,482
Truecaller AB, Class B*	3,168	25,150
Vitec Software Group AB, Class B	2,332	104,057
Vobile Group Ltd.*(a)(b)	46,000	31,148
Voyager Digital Ltd.*(a)	62,415	505,484
WiseTech Global Ltd.	3,555	113,462

		8,519,082

Specialty Retail - 1.8%
ABC-Mart, Inc.	700	31,712
Accent Group Ltd.(a)	26,488	37,884
Adairs Ltd.(a)	54,405	118,060

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Alpen Co. Ltd.(a)	4,600	79,445
Arcland Sakamoto Co. Ltd.(a)	12,900	174,426
Aritzia, Inc.*	1,716	79,566
Autobacs Seven Co. Ltd.(a)	29,100	350,539
Bic Camera, Inc.(a)	4,100	35,547
Bilia AB, Class A	3,652	54,267
Carasso Motors Ltd.	9,988	67,797
CECONOMY AG*	66,015	290,979
City Chic Collective Ltd.*(a)	15,004	51,904
Clas Ohlson AB, Class B(a)	13,815	166,654
Currys plc	455,715	649,929
DCM Holdings Co. Ltd.	51,900	489,610
Delek Automotive Systems Ltd.	20,761	316,862
Dufry AG (Registered)*	1,188	60,481
Dunelm Group plc	2,604	46,501
Eagers Automotive Ltd.(a)	4,180	37,520
EDION Corp.(a)	31,500	292,241
Fast Retailing Co. Ltd.	1,100	639,523
Fenix Outdoor International AG	369	46,727
Fielmann AG	607	38,377
Fnac Darty SA	7,785	457,730
Fox Wizel Ltd.	123	23,727
Frasers Group plc*	4,620	45,372
H & M Hennes & Mauritz AB, Class B(a)	11,700	229,811
Hikari Tsushin, Inc.(a)	400	47,559
Hornbach Baumarkt AG	2,684	143,067
Hornbach Holding AG & Co. KGaA	3,555	539,590
IDOM, Inc.	20,000	114,385
Industria de Diseno Textil SA	18,900	566,538
JB Hi-Fi Ltd.(a)	2,881	93,351
JD Sports Fashion plc	44,135	111,351
JINS Holdings, Inc.(a)	900	55,301
Joshin Denki Co. Ltd.(a)	9,000	162,933
Joyful Honda Co. Ltd.	24,500	323,619
Kathmandu Holdings Ltd.(a)	272,880	250,900
Kid ASA(b)	12,555	142,222
Kingfisher plc	46,036	204,501
Kohnan Shoji Co. Ltd.	10,500	309,373
Komeri Co. Ltd.	13,500	312,823
K’s Holdings Corp.(a)	6,100	59,557
Leon’s Furniture Ltd.	12,391	244,546
Luk Fook Holdings International Ltd.	142,672	375,089
Maisons du Monde SA(b)	2,332	52,754
Mekonomen AB*	16,425	241,076
Musti Group OYJ*(a)	2,068	61,201
Nextage Co. Ltd.	3,200	79,427
Nick Scali Ltd.	6,996	66,887
Nishimatsuya Chain Co. Ltd.(a)	14,800	187,143
Nitori Holdings Co. Ltd.(a)	1,600	227,728
Nojima Corp.(a)	13,500	270,410
Pet Valu Holdings Ltd.	1,716	41,625
Pets at Home Group plc	11,308	64,782
Premier Investments Ltd.(a)	3,036	61,604
Sanrio Co. Ltd.	2,200	42,253
Shimamura Co. Ltd.	500	45,389

Investments	Shares	Value ($)
Sleep Country Canada Holdings, Inc.(b)	1,760	49,612
Super Retail Group Ltd.	5,324	43,624
T-Gaia Corp.	9,800	141,100
USS Co. Ltd.	5,400	87,450
Vivo Energy plc(b)	183,870	326,616
Watches of Switzerland Group plc*(c)	3,344	57,068
WH Smith plc*	1,408	31,131
Yamada Holdings Co. Ltd.	17,300	58,105
Yellow Hat Ltd.(a)	13,700	188,691

		11,395,572

Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd.	7,600	138,644
Canon, Inc.(a)	21,600	507,734
Eizo Corp.	8,700	296,732
Elecom Co. Ltd.	1,600	19,135
FUJIFILM Holdings Corp.	6,800	450,284
Konica Minolta, Inc.(a)	14,500	60,655
Logitech International SA (Registered)	3,179	262,091
Maxell Ltd.	18,000	191,209
MCJ Co. Ltd.(a)	27,000	229,638
Melco Holdings, Inc.	2,900	91,109
Quadient SA	11,925	241,558
Razer, Inc.*(b)	264,000	77,193
Ricoh Co. Ltd.(a)	17,200	144,049
Riso Kagaku Corp.(a)	1,700	30,275
Seiko Epson Corp.	8,300	127,786
Toshiba TEC Corp.	1,100	41,098
Wacom Co. Ltd.	8,800	63,007

		2,972,197

Textiles, Apparel & Luxury Goods - 1.9%
adidas AG	3,105	843,201
Asics Corp.(a)	3,400	65,152
Brunello Cucinelli SpA*	660	37,844
Burberry Group plc	7,875	197,311
Canada Goose Holdings, Inc.*	2,464	75,559
Chow Sang Sang Holdings International Ltd.	155,000	204,744
Cie Financiere Richemont SA (Registered)	8,775	1,253,033
Coats Group plc	98,856	86,607
Crystal International Group Ltd.(b)	127,500	37,608
Delta Galil Industries Ltd.	1,106	68,426
Descente Ltd.*(a)	1,200	37,023
Dr. Martens plc	8,536	34,861
EssilorLuxottica SA - IM	2,578	479,094
EssilorLuxottica SA - MO(a)	2,642	494,068
Gildan Activewear, Inc.	2,703	107,542
Goldwin, Inc.	1,200	61,757
Gunze Ltd.	6,400	220,785
Hermes International	585	864,652
HUGO BOSS AG	1,232	77,008
Japan Wool Textile Co. Ltd. (The)	24,900	189,303
Kering SA	1,260	926,997
LPP SA	24	93,151

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
LVMH Moet Hennessy Louis Vuitton SE	4,545	3,681,607
Marimekko OYJ	484	39,607
Moncler SpA	3,780	238,734
New Wave Group AB, Class B	2,552	38,660
Pandora A/S	1,890	203,315
Puma SE	1,800	190,077
Samsonite International SA*(a)(b)	93,600	194,461
Seiren Co. Ltd.(a)	3,600	67,485
Spinnova OYJ*(a)	2,948	35,955
Stella International Holdings Ltd.	158,000	175,273
Swatch Group AG (The)	495	142,644
Swatch Group AG (The) (Registered)	792	43,894
Tod’s SpA*(a)	245	13,101
Wacoal Holdings Corp.	3,900	71,011

		11,591,550

Thrifts & Mortgage Finance - 0.5%
Aareal Bank AG	4,545	145,410
Deutsche Pfandbriefbank AG(b)	50,490	615,517
Equitable Group, Inc.	10,125	561,739
First National Financial Corp.(a)	1,452	50,017
Genworth Mortgage Insurance Australia Ltd.	141,390	242,068
Home Capital Group, Inc.*(a)	16,965	480,484
Liberty Financial Group Ltd.(b)	27,280	105,711
Mortgage Advice Bureau Holdings Ltd.	2,596	45,278
OSB Group plc	13,068	96,167
Paragon Banking Group plc	103,635	791,843
Resimac Group Ltd.(a)	81,400	108,966

		3,243,200

Tobacco - 0.7%
British American Tobacco plc	54,360	2,307,207
Imperial Brands plc	22,455	527,670
Japan Tobacco, Inc.	27,000	537,539
Scandinavian Tobacco Group A/S(a)(b)	23,580	505,897
Swedish Match AB	27,855	214,327

		4,092,640

Trading Companies & Distributors - 1.9%
AddTech AB, Class B	4,180	76,129
Ashtead Group plc	7,245	509,925
BayWa AG	1,056	44,273
Beijer Ref AB	4,576	79,077
Bossard Holding AG (Registered), Class A	220	68,170
Brenntag SE	2,255	191,257
Bufab AB	968	36,245
Bunzl plc	6,120	227,196
Diploma plc	1,364	50,362
Electrocomponents plc	5,808	86,572
Ferguson plc	3,915	609,297
Finning International, Inc.	4,111	114,557
Grafton Group plc	5,016	77,526
Hanwa Co. Ltd.	16,300	444,192
Howden Joinery Group plc	12,330	134,325
IMCD NV	1,080	184,265

Investments	Shares	Value ($)
Inaba Denki Sangyo Co. Ltd.	21,500	495,214
Inabata & Co. Ltd.	18,200	272,309
ITOCHU Corp.(a)	35,600	1,132,959
Kanamoto Co. Ltd.	14,623	282,117
Kanematsu Corp.	31,500	338,716
Kloeckner & Co. SE*	30,915	344,478
Marubeni Corp.	43,500	445,287
Mitsubishi Corp.	36,000	1,211,300
Mitsui & Co. Ltd.	38,700	958,390
MonotaRO Co. Ltd.	5,600	90,348
Nagase & Co. Ltd.	2,200	34,788
Nippon Steel Trading Corp.	5,100	227,945
Nishio Rent All Co. Ltd.	9,300	225,912
OEM International AB, Class B	2,244	40,485
Reece Ltd.(a)	5,999	91,886
Rexel SA	4,641	102,126
Richelieu Hardware Ltd.	2,684	105,478
Russel Metals, Inc.(a)	23,940	597,088
Seven Group Holdings Ltd.(a)	3,036	46,374
Sojitz Corp.(a)	6,899	107,055
Sumitomo Corp.	29,200	448,802
Theme International Holdings Ltd.*	1,800,000	180,057
Thermador Groupe	396	43,060
Toromont Industries Ltd.	1,755	148,053
Toyota Tsusho Corp.	5,400	216,047
Travis Perkins plc	5,412	108,008
Trusco Nakayama Corp.(a)	1,800	37,992
Yamazen Corp.	33,700	290,716
Yuasa Trading Co. Ltd.	9,000	226,513

		11,782,871

Transportation Infrastructure - 0.4%
Aena SME SA*(b)	1,125	180,530
Aeroports de Paris*	555	74,441
Atlantia SpA*	6,885	126,692
Atlas Arteria Ltd.	9,240	42,380
Auckland International Airport Ltd.*	22,876	107,871
Enav SpA*(b)	12,657	57,662
Flughafen Zurich AG (Registered)*(a)	320	58,497
Fraport AG Frankfurt Airport Services Worldwide*	890	59,722
Getlink SE	9,077	141,946
Hamburger Hafen und Logistik AG	1,220	26,067
Japan Airport Terminal Co. Ltd.*(a)	1,200	51,447
Kamigumi Co. Ltd.	3,100	59,377
Mitsubishi Logistics Corp.	1,700	40,647
Port of Tauranga Ltd.	5,225	22,099
Qube Holdings Ltd.	36,652	75,145
SATS Ltd.*	19,000	54,942
Sumitomo Warehouse Co. Ltd. (The)(a)	27,000	480,833
Sydney Airport*	18,128	110,606
Transurban Group	51,451	451,310
Westshore Terminals Investment Corp.(a)	3,784	80,304

		2,302,518

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Water Utilities - 0.1%
Pennon Group plc	2,970	43,154
Severn Trent plc	4,230	163,048
United Utilities Group plc	11,475	164,346

		370,548

Wireless Telecommunication Services - 0.9%
Airtel Africa plc(b)	34,804	71,210
Cellcom Israel Ltd.*	34,020	197,734
Freenet AG	2,198	59,357
KDDI Corp.	40,700	1,287,494
Millicom International Cellular SA, SDR*(a)	3,036	80,599
Okinawa Cellular Telephone Co.	4,500	195,075
Orange Belgium SA	1,188	25,809
Partner Communications Co. Ltd.*	6,160	54,258
Rogers Communications, Inc., Class B	5,265	266,893
SoftBank Corp.	67,600	841,297
SoftBank Group Corp.	21,882	951,622
StarHub Ltd.	198,000	188,899
Tele2 AB, Class B	8,052	116,414
VEON Ltd.*	35,992	52,774
Vodafone Group plc	635,400	1,108,400

		5,497,835

TOTAL COMMON STOCKS (COST $519,678,431)		614,219,645

CLOSED END FUNDS - 0.0%(g)
Independent Power and Renewable Electricity Producers - 0.0%(g)
Renewables Infrastructure Group Ltd. (The) (Cost $49,379)	33,616	60,165

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(g)

Equity Real Estate Investment Trusts (REITs) - 0.0%(g)
LXI REIT plc, expiring 2/8/2022, price 1.42 GBP*(d) (Cost $–)	6,879	461

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%

Construction & Engineering - 0.0%
Webuild SpA, expiring 8/2/2030*‡(d) (Cost $–)	10,785	—

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(h) - 1.7%

REPURCHASE AGREEMENTS - 1.7%
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $7,642,411, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.00%, maturing 2/15/2026 - 5/15/2040; total market value $7,752,821	7,642,400	7,642,400
Deutsche Bank AG, London Branch, 0.15%, dated 1/31/2022, due 2/1/2022, repurchase price $1,200,005, collateralized by various U.S. Treasury Securities, ranging from 2.00% - 2.25%, maturing 11/15/2041 - 8/15/2051; Foreign Government Fixed Income Securities, ranging from 0.41% - 2.63%, maturing 5/20/2022 - 11/3/2031; total market value $1,219,535	1,200,000	1,200,000
Societe Generale, New York Branch, 0.05%, dated 1/31/2022, due 2/7/2022, repurchase price $2,000,019, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 2/1/2022 - 8/15/2046; total market value $2,022,652	2,000,000	2,000,000

		10,842,400

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $10,842,400)		10,842,400

Total Investments - 100.3% (Cost $530,570,210)		625,122,671
Liabilities in excess of other assets - (0.3%)		(1,709,318)

Net Assets - 100.0%		623,413,353

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

(a)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $57,352,867, collateralized in the form of cash with a value of $10,842,400 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $26,722,817 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from February 10, 2022 – August 15, 2051 and $24,666,326 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 25, 2022 – September 20, 2117; a total value of $62,231,543.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)

Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $2,045,254, which represents approximately 0.33% of net assets of the Fund.

(e)	Amount represents less than one share.
(f)	Amount less than one dollar.
(g)	Represents less than 0.05% of net assets.
(h)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $10,842,400.

Percentages shown are based on Net Assets.

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
DI	Depositary Interest
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	56	03/18/2022	EUR	$2,600,810	$(60,073)
FTSE 100 Index	22	03/18/2022	GBP	2,183,173	17,580
Hang Seng Index	1	02/25/2022	HKD	153,009	(5,502)
Nikkei 225 Index	21	03/10/2022	JPY	2,464,960	(106,818)
S&P/TSX 60 Index	8	03/17/2022	CAD	1,606,416	5,834
SPI 200 Index	7	03/17/2022	AUD	846,799	(56,724)

					$(205,703)

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	63,203	JPMorgan Chase Bank	USD	83,633	03/16/2022	$1,143
GBP	540,000	Toronto-Dominion Bank (The)	USD	716,288	03/16/2022	8,019
NOK	1,450,557	Goldman Sachs & Co.	USD	161,427	03/16/2022	1,142
USD	500,403	JPMorgan Chase Bank	CHF	460,788	03/16/2022	4,927
USD	405,455	Goldman Sachs & Co.	DKK	2,668,253	03/16/2022	3,075
USD	1,728,796	Toronto-Dominion Bank (The)	EUR	1,530,000	03/16/2022	12,112
USD	553,079	Bank of New York	ILS	1,713,030	03/16/2022	13,561
USD	718,436	Toronto-Dominion Bank (The)	JPY	81,419,111	03/16/2022	11,549
USD	482,467	UBS AG	NZD	711,055	03/16/2022	15,802

Total unrealized appreciation						$71,330

AUD	568,763	Goldman Sachs & Co.	USD	408,152	03/16/2022	$(7,354)
CAD	1,644,150	Toronto-Dominion Bank (The)	USD	1,294,812	03/16/2022	(2,106)
DKK	2,490,000	UBS AG	USD	382,984	03/16/2022	(7,484)
EUR	1,517,687	JPMorgan Chase Bank	USD	1,724,687	03/16/2022	(21,820)
HKD	7,052,598	BNP Paribas SA	USD	904,737	03/16/2022	(266)
ILS	2,080,000	Morgan Stanley	USD	669,847	03/16/2022	(14,752)
JPY	88,770,000	JPMorgan Chase Bank	USD	774,127	03/16/2022	(3,419)
JPY	197,540,000	Toronto-Dominion Bank (The)	USD	1,740,229	03/16/2022	(25,171)
SEK	554,576	Goldman Sachs & Co.	USD	61,196	03/16/2022	(1,758)
USD	1,473,600	Toronto-Dominion Bank (The)	CAD	1,890,000	03/16/2022	(12,405)
USD	857,639	Citibank NA	HKD	6,690,000	03/16/2022	(330)
USD	216,764	BNP Paribas SA	SGD	296,100	03/16/2022	(2,186)

Total unrealized depreciation						$(99,051)

Net unrealized depreciation						$(27,721)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2022:

Australia	5.4%
Austria	0.4
Belgium	1.0
Canada	11.1
Denmark	1.8
Finland	0.8
France	7.4
Germany	6.4
Hong Kong	2.6
Ireland	0.4
Israel	1.2
Italy	2.2
Japan	26.1
Netherlands	3.0
New Zealand	0.3
Norway	1.3
Poland	0.3
Portugal	0.3
Singapore	1.4
Spain	2.0
Sweden	3.5
Switzerland	5.9
United Kingdom	13.8
Other[1]	1.4

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.6%
Closed End Funds	0.0 †
Rights	0.0 †
Warrants	0.0†
Securities Lending Reinvestments	1.7
Others(1)	(0.3)

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%
Aerospace & Defense - 0.3%
AECC Aero-Engine Control Co. Ltd., Class A	5,500	20,374
AECC Aviation Power Co. Ltd., Class A	4,700	35,575
Aselsan Elektronik Sanayi ve Ticaret A/S	6,972	11,226
AVIC Electromechanical Systems Co. Ltd., Class A	5,300	10,092
AviChina Industry & Technology Co. Ltd., Class H	41,000	23,030
Bharat Electronics Ltd.	17,280	48,559
Embraer SA*	16,500	63,110
Hanwha Aerospace Co. Ltd.*	899	35,647
Hanwha Systems Co. Ltd.*	689	8,402
Hindustan Aeronautics Ltd.(a)	2,256	43,646
Korea Aerospace Industries Ltd.*	1,608	47,486
LIG Nex1 Co. Ltd.*	6,112	294,066
United Aircraft Corp. PJSC*^	25,155,036	203,729

		844,942

Air Freight & Logistics - 0.5%
Agility Public Warehousing Co. KSC	33,445	110,858
Aramex PJSC	46,860	52,179
Blue Dart Express Ltd.	265	24,599
Hanjin Transportation Co. Ltd.*	3,300	75,554
Hyundai Glovis Co. Ltd.	770	103,795
Imperial Logistics Ltd.	95,590	398,549
JD Logistics, Inc.*(a)	27,500	81,644
Kerry TJ Logistics Co. Ltd.	99,000	161,061
SF Holding Co. Ltd., Class A	5,500	54,738
Sinotrans Ltd., Class A	23,500	15,026
Sinotrans Ltd., Class H	83,000	26,824
T3EX Global Holdings Corp.	4,000	16,107
YTO Express Group Co. Ltd., Class A	4,700	11,895
Yunda Holding Co. Ltd., Class A	10,600	32,623
ZTO Express Cayman, Inc.	12,300	348,609

		1,514,061

Airlines - 0.2%
Aeroflot PJSC*	74,029	54,639
Air Arabia PJSC*	136,316	53,813
AirAsia Group Bhd.*	174,900	22,774
Azul SA (Preference)*	11,700	64,361
China Airlines Ltd.*	77,000	64,780
China Eastern Airlines Corp. Ltd., Class A*	14,300	12,895
China Southern Airlines Co. Ltd., Class A*	14,100	16,237
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	38,500	68,315
Eva Airways Corp.*	71,798	61,953

Investments	Shares	Value ($)
Gol Linhas Aereas Inteligentes SA (Preference)*	10,600	36,511
Hanjin Kal Corp.*	273	11,912
InterGlobe Aviation Ltd.*(a)	2,103	52,329
Jeju Air Co. Ltd.*	1,962	24,576
Jin Air Co. Ltd.*	658	7,642
Korean Air Lines Co. Ltd.*	3,747	87,964
Pegasus Hava Tasimaciligi A/S*	2,391	19,213
Turk Hava Yollari AO*	16,292	34,878

		694,792

Auto Components - 1.0%
Apollo Tyres Ltd.	151,525	439,919
Autel Intelligent Technology Corp. Ltd., Class A	2,695	26,673
Balkrishna Industries Ltd.	1,925	60,288
Bharat Forge Ltd.	6,473	63,756
Bosch Ltd.	208	46,086
Cheng Shin Rubber Industry Co. Ltd.	55,000	68,320
DTR Automotive Corp.	2,200	142,530
Endurance Technologies Ltd.(a)	1,456	31,264
Exide Industries Ltd.	28,330	65,925
Fuyao Glass Industry Group Co. Ltd., Class A	4,800	35,879
Fuyao Glass Industry Group Co. Ltd., Class H(a)	8,400	45,137
Halla Holdings Corp.*	4,400	147,092
Hankook & Co. Co Ltd.*	907	9,743
Hankook Tire & Technology Co. Ltd.*	2,792	77,935
Hanon Systems	2,756	24,348
Hota Industrial Manufacturing Co. Ltd.	16,134	47,798
Huayu Automotive Systems Co. Ltd., Class A	9,400	40,596
Hyundai Mobis Co. Ltd.	2,310	444,562
Hyundai Wia Corp.*	583	32,451
Kenda Rubber Industrial Co. Ltd.	49,000	52,763
Kordsa Teknik Tekstil A/S*	36,135	91,742
Kumho Tire Co., Inc.*	1	3
Mando Corp.*	1,155	49,247
Minda Industries Ltd.	3,795	56,102
Minth Group Ltd.	12,000	54,940
Motherson Sumi Systems Ltd.	28,296	68,064
Motherson Sumi Wiring India Ltd.*(b)	28,296	15,111
MRF Ltd.	38	36,740
Myoung Shin Industrial Co. Ltd.*	220	4,371
Nan Kang Rubber Tire Co. Ltd.	14,000	22,902
Nexen Tire Corp.*	14,645	75,928
Nexteer Automotive Group Ltd.(c)	28,000	30,594
Ningbo Joyson Electronic Corp., Class A	4,700	13,490
S&T Motiv Co. Ltd.	3,410	123,049
Sebang Global Battery Co. Ltd.*	605	30,815

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Shandong Linglong Tyre Co. Ltd., Class A	5,500	26,362
Sundram Fasteners Ltd.	5,005	56,913
Tianneng Power International Ltd.(c)	342,000	351,757
Tong Yang Industry Co. Ltd.	220,000	249,551
Tube Investments of India Ltd.	1,200	27,263
Weifu High-Technology Group Co. Ltd., Class A	4,700	15,366

		3,303,375

Automobiles - 2.2%
Astra International Tbk. PT	643,500	244,970
Bajaj Auto Ltd.	1,289	61,574
Brilliance China Automotive Holdings Ltd.*(b)	96,000	44,160
BYD Co. Ltd., Class A	2,400	85,513
BYD Co. Ltd., Class H	15,000	425,903
China Motor Corp.	5,400	11,862
Chongqing Changan Automobile Co. Ltd., Class A	13,160	26,422
Chongqing Changan Automobile Co. Ltd., Class B	5,300	2,671
Dongfeng Motor Group Co. Ltd., Class H	1,188,000	1,043,636
DRB-Hicom Bhd.	396,000	138,134
Eicher Motors Ltd.	2,770	98,201
Ford Otomotiv Sanayi A/S	3,376	62,409
Geely Automobile Holdings Ltd.	106,000	226,204
Great Wall Motor Co. Ltd., Class A	4,700	29,505
Great Wall Motor Co. Ltd., Class H(c)	55,000	146,713
Guangzhou Automobile Group Co. Ltd., Class H	78,000	76,024
Hero MotoCorp Ltd.	5,115	186,737
Hyundai Motor Co.	4,950	778,121
Hyundai Motor Co. (2nd Preference)	1,265	100,633
Hyundai Motor Co. (3rd Preference)	54	3,911
Hyundai Motor Co. (Preference)	715	55,278
Kia Corp.	9,350	636,002
Li Auto, Inc., Class A*	11,000	132,324
Mahindra & Mahindra Ltd.	17,380	206,308
Maruti Suzuki India Ltd.	2,475	285,146
NIO, Inc., ADR*	25,905	634,932
Niu Technologies, ADR*	1,135	15,947
Oriental Holdings Bhd.	30,500	39,277
SAIC Motor Corp. Ltd., Class A	27,500	80,616
Sanyang Motor Co. Ltd.	275,000	264,975
Tata Motors Ltd.*	38,060	264,070
Tata Motors Ltd., Class A*	14,002	48,917
Tofas Turk Otomobil Fabrikasi A/S	3,233	19,195
TVS Motor Co. Ltd.	3,564	28,957
UMW Holdings Bhd.	209,000	146,308
XPeng, Inc., ADR*	102	3,579
XPeng, Inc., Class A*	11,000	176,196
Yadea Group Holdings Ltd.(a)	16,000	22,694

Investments	Shares	Value ($)
Yulon Motor Co. Ltd.	26,986	39,586

		6,893,610

Banks - 12.9%
Absa Group Ltd.	23,815	261,519
Abu Dhabi Commercial Bank PJSC(b)	102,945	251,123
Abu Dhabi Islamic Bank PJSC	19,571	36,978
AFFIN Bank Bhd.	213,227	90,681
Agricultural Bank of China Ltd., Class A	441,100	205,119
Agricultural Bank of China Ltd., Class H	990,000	375,810
Akbank TAS	2,667	1,598
Akbank TAS, ADR	60,111	66,122
Al Rajhi Bank	24,585	971,107
Alinma Bank	20,900	166,837
Alliance Bank Malaysia Bhd.	551,800	435,059
Alpha Services and Holdings SA*	70,730	105,453
AMMB Holdings Bhd.*	82,500	64,258
AU Small Finance Bank Ltd.*(a)	2,288	40,152
Axis Bank Ltd.*	46,090	477,468
Banco Bradesco SA*	44,000	155,782
Banco Bradesco SA (Preference)*	165,220	709,419
Banco Davivienda SA (Preference)*	54,835	463,219
Banco de Bogota SA	4,819	93,886
Banco de Chile	1,541,320	154,634
Banco de Credito e Inversiones SA	1,729	62,790
Banco del Bajio SA(a)	368,500	792,536
Banco do Brasil SA	49,500	304,458
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	100,000	206,215
Banco Inter SA*	11,000	53,819
Banco Pan SA (Preference)	10,600	21,819
Banco Santander Chile	2,123,165	105,547
Bancolombia SA	9,900	99,201
Bancolombia SA (Preference)	18,122	162,004
Bandhan Bank Ltd.(a)	6,633	28,048
Bangkok Bank PCL, NVDR	26,300	106,638
Bank Al Habib Ltd.	392,150	166,573
Bank AlBilad*	8,745	129,594
Bank Al-Jazira	6,066	37,380
Bank Central Asia Tbk. PT	1,115,500	591,412
Bank Jago Tbk. PT*	82,500	94,076
Bank Mandiri Persero Tbk. PT	632,500	328,740
Bank Negara Indonesia Persero Tbk. PT	209,000	106,447
Bank of Ayudhya PCL, NVDR	78,400	86,536
Bank of Baroda*	15,706	22,636
Bank of Beijing Co. Ltd., Class A	74,200	52,339
Bank of Changsha Co. Ltd., Class A	9,400	11,592
Bank of Chengdu Co. Ltd., Class A	10,600	23,347
Bank of China Ltd., Class A	225,500	109,467
Bank of China Ltd., Class H	2,640,000	1,025,861
Bank of Communications Co. Ltd., Class A	132,000	98,295

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bank of Communications Co. Ltd., Class H	716,000	479,320
Bank of Hangzhou Co. Ltd., Class A	18,800	41,644
Bank of India*	5,936	4,319
Bank of Jiangsu Co. Ltd., Class A	53,880	55,697
Bank of Nanjing Co. Ltd., Class A	31,800	49,059
Bank of Ningbo Co. Ltd., Class A	18,150	111,460
Bank of Qingdao Co. Ltd., Class H(a)	53,000	26,168
Bank of Shanghai Co. Ltd., Class A	49,500	54,669
Bank of the Philippine Islands	61,600	118,548
Bank of Zhengzhou Co. Ltd., Class A*	17,490	8,380
Bank of Zhengzhou Co. Ltd., Class H*(a)	116,600	26,168
Bank Pan Indonesia Tbk. PT*	71,500	3,704
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	2,524,500	231,702
Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,738,000	90,030
Bank Rakyat Indonesia Persero Tbk. PT	1,342,019	379,782
Bank Tabungan Negara Persero Tbk. PT*	2,139,500	251,408
Banque Saudi Fransi	12,980	180,936
BDO Unibank, Inc.	58,300	154,399
BNK Financial Group, Inc.*	8,026	53,529
BOC Hong Kong Holdings Ltd.	115,500	444,370
Boubyan Bank KSCP*	10,735	28,565
Burgan Bank SAK	28,576	25,472
Canara Bank*	15,092	51,158
Capitec Bank Holdings Ltd.	1,892	246,819
Chang Hwa Commercial Bank Ltd.	125,722	79,780
China Bohai Bank Co. Ltd., Class H(a)(c)	1,512,500	378,244
China CITIC Bank Corp. Ltd., Class H	275,000	130,842
China Construction Bank Corp., Class A	28,200	26,537
China Construction Bank Corp., Class H	3,520,000	2,690,486
China Everbright Bank Co. Ltd., Class A	132,000	69,263
China Everbright Bank Co. Ltd., Class H	53,000	19,847
China Merchants Bank Co. Ltd., Class A	55,000	425,201
China Merchants Bank Co. Ltd., Class H	129,500	1,077,845
China Minsheng Banking Corp. Ltd., Class A	93,500	56,993
China Minsheng Banking Corp. Ltd., Class H(c)	220,000	87,463
China Zheshang Bank Co. Ltd., Class A	47,000	25,326
China Zheshang Bank Co. Ltd., Class H(c)	53,000	21,071

Investments	Shares	Value ($)
Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	11,371
Chongqing Rural Commercial Bank Co. Ltd., Class H	94,000	34,357
CIMB Group Holdings Bhd.	247,948	308,047
City Union Bank Ltd.	9,675	18,638
Commercial Bank PSQC (The)	78,789	154,722
Commercial International Bank Egypt SAE*	60,940	199,151
Credicorp Ltd.	2,090	299,330
Credit Agricole Egypt SAE*	266,015	135,632
Credit Bank of Moscow PJSC*	229,590	21,343
CTBC Financial Holding Co. Ltd.	660,000	654,922
DGB Financial Group, Inc.*	4,450	34,072
Doha Bank QPSC	41,736	33,597
Dubai Islamic Bank PJSC	70,950	106,240
E.Sun Financial Holding Co. Ltd.	236,879	246,980
Emirates NBD Bank PJSC	81,400	295,855
Eurobank Ergasias Services and Holdings SA*(c)	91,190	102,428
Far Eastern International Bank	58,088	22,868
Federal Bank Ltd.	72,968	98,370
First Abu Dhabi Bank PJSC	89,650	488,150
First Financial Holding Co. Ltd.	342,267	309,485
Grupo Aval Acciones y Valores SA (Preference)	49,656	14,196
Grupo Bolivar SA	825	18,603
Grupo Elektra SAB de CV(c)	1,100	72,203
Grupo Financiero Banorte SAB de CV, Class O	82,500	522,352
Grupo Financiero Inbursa SAB de CV, Class O*	49,500	71,317
Gulf Bank KSCP	45,315	44,432
Habib Bank Ltd.	381,560	261,960
Hana Financial Group, Inc.	9,790	365,450
Hong Leong Bank Bhd.	27,500	127,464
Hong Leong Financial Group Bhd.	5,000	21,742
Hua Nan Financial Holdings Co. Ltd.	173,473	136,276
Huaxia Bank Co. Ltd., Class A	47,000	41,570
ICICI Bank Ltd.	101,750	1,075,552
IDFC First Bank Ltd.*	61,957	38,815
Indian Bank	20,020	42,040
IndusInd Bank Ltd.	12,760	149,124
Industrial & Commercial Bank of China Ltd., Class A	286,000	209,377
Industrial & Commercial Bank of China Ltd., Class H	2,255,000	1,362,101
Industrial Bank Co. Ltd., Class A	60,500	198,456
Industrial Bank of Korea	10,945	93,970
Intercorp Financial Services, Inc.(a)	1,040	32,750
Itau CorpBanca Chile SA*	2,260,745	5,130
Itau Unibanco Holding SA (Preference)	165,000	787,090
Itausa SA	29,514	57,249
Itausa SA (Preference)	161,700	310,306
JB Financial Group Co. Ltd.*	1,500	10,116
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	6,700	7,768

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
KakaoBank Corp.*	715	24,318
Kasikornbank PCL, NVDR	45,500	204,302
KB Financial Group, Inc.	13,090	646,085
Kiatnakin Phatra Bank PCL, NVDR	26,300	54,899
King’s Town Bank Co. Ltd.	46,000	67,063
Komercni Banka A/S	1,272	56,207
Kotak Mahindra Bank Ltd.	22,165	551,656
Krung Thai Bank PCL, NVDR	185,000	77,789
Kuwait Finance House KSCP	99,825	298,585
Kuwait International Bank KSCP*	25,630	18,785
Malayan Banking Bhd.	225,500	445,559
Malaysia Building Society Bhd.	1,013,517	138,025
Masraf Al Rayan QSC	91,300	123,246
MCB Bank Ltd.	16,300	14,860
Meezan Bank Ltd.	43,230	33,552
Mega Financial Holding Co. Ltd.	349,000	463,635
Metropolitan Bank & Trust Co.	38,560	44,555
Moneta Money Bank A/S(a)	20,195	87,048
National Bank of Greece SA*	15,389	60,206
National Bank of Kuwait SAKP	143,770	491,732
Nedbank Group Ltd.	15,691	193,242
O-Bank Co. Ltd.	106,000	32,470
OTP Bank Nyrt.*	7,535	434,286
Ping An Bank Co. Ltd., Class A	55,000	136,780
Piraeus Financial Holdings SA*	37,345	62,377
Postal Savings Bank of China Co. Ltd., Class A	126,500	111,688
Postal Savings Bank of China Co. Ltd., Class H(a)(c)	330,000	273,394
Public Bank Bhd.	511,500	514,494
Punjab National Bank*	43,248	24,081
Qatar International Islamic Bank QSC	9,789	26,885
Qatar Islamic Bank SAQ	42,735	230,048
Qatar National Bank QPSC	148,720	892,075
Qingdao Rural Commercial Bank Corp., Class A	18,800	11,046
RBL Bank Ltd.*(a)	203,831	405,081
Regional SAB de CV	5,500	31,499
RHB Bank Bhd.	77,202	102,555
Riyad Bank	29,711	269,243
Saudi British Bank (The)	10,285	109,925
Saudi Investment Bank (The)	6,493	38,904
Saudi National Bank (The)	43,890	863,318
Sberbank of Russia PJSC	369,050	1,260,874
Sberbank of Russia PJSC (Preference)	39,708	129,381
Security Bank Corp.	2,550	5,363
Shanghai Commercial & Savings Bank Ltd. (The)	131,000	217,831
Shanghai Pudong Development Bank Co. Ltd., Class A	82,500	109,000
Shinhan Financial Group Co. Ltd.	17,270	546,537
Siam Commercial Bank PCL (The), NVDR	59,900	225,783
SinoPac Financial Holdings Co. Ltd.	385,000	227,700
Standard Bank Group Ltd.	42,367	409,183

Investments	Shares	Value ($)
State Bank of India	60,115	433,648
Taichung Commercial Bank Co. Ltd.	90,591	43,318
Taishin Financial Holding Co. Ltd.	376,566	266,036
Taiwan Business Bank	86,892	32,178
Taiwan Cooperative Financial Holding Co. Ltd.	325,200	309,252
Thanachart Capital PCL, NVDR	41,300	50,237
Tisco Financial Group PCL, NVDR	22,200	65,843
TMBThanachart Bank PCL, NVDR	2,078,300	84,892
Turkiye Garanti Bankasi A/S	42,900	38,086
Turkiye Halk Bankasi A/S*	28,578	10,459
Turkiye Is Bankasi A/S, Class C	9,424	5,866
Turkiye Vakiflar Bankasi TAO, Class D*	28	8
Union Bank of India Ltd.*	10,017	6,363
Union Bank of Taiwan*	124,325	63,696
United Bank Ltd.	217,656	172,354
VTB Bank PJSC	136,511,531	76,281
Woori Financial Group, Inc.	17,875	217,228
Yapi ve Kredi Bankasi A/S	42	13
Yes Bank Ltd.*	38,361	6,837

		41,492,510

Beverages - 1.0%
Ambev SA	82,500	232,585
Anadolu Efes Biracilik ve Malt Sanayii A/S	27	58
Anhui Gujing Distillery Co. Ltd., Class B	3,500	51,215
Arca Continental SAB de CV	16,500	97,494
Becle SAB de CV	10,700	25,826
Carabao Group PCL, NVDR	600	1,829
China Foods Ltd.	330,000	136,274
China Resources Beer Holdings Co. Ltd.	33,107	246,470
Cia Cervecerias Unidas SA	4,510	37,527
Coca-Cola Femsa SAB de CV	11,000	57,677
Coca-Cola Icecek A/S	2,875	24,431
Distell Group Holdings Ltd.*	3,420	37,417
Embotelladora Andina SA (Preference), Class B	9,513	20,489
Emperador, Inc.	55,200	25,718
Fomento Economico Mexicano SAB de CV(c)	38,500	289,370
Fraser & Neave Holdings Bhd.	3,700	21,835
Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	5,500	20,011
Heineken Malaysia Bhd.	3,800	18,576
Hite Jinro Co. Ltd.*	348	8,487
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,100	51,582
Kweichow Moutai Co. Ltd., Class A	1,900	563,253
Lotte Chilsung Beverage Co. Ltd.*	150	18,291
Luzhou Laojiao Co. Ltd., Class A	2,400	81,558
Nongfu Spring Co. Ltd., Class H(a)	36,200	218,197
Osotspa PCL, NVDR	4,200	4,068
Radico Khaitan Ltd.	4,895	70,572

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,960	84,723
Tsingtao Brewery Co. Ltd., Class H(c)	8,000	71,817
United Breweries Ltd.	1,379	29,922
United Spirits Ltd.*	6,262	72,705
Varun Beverages Ltd.	1,741	21,111
Vina Concha y Toro SA	241,146	387,114
Wuliangye Yibin Co. Ltd., Class A	6,600	205,693
Yantai Changyu Pioneer Wine Co. Ltd., Class B	15,000	26,816

		3,260,711

Biotechnology - 0.6%
3SBio, Inc.*(a)	45,980	36,265
ABLBio, Inc.*	2,133	49,631
Adimmune Corp.	19,000	27,051
Akeso, Inc.*(a)	11,000	29,625
Alphamab Oncology*(a)	24,000	30,717
Alteogen, Inc.*	780	31,058
Amicogen, Inc.*	514	11,086
Anterogen Co. Ltd.*	477	10,387
AptaBio Therapeutics, Inc.*	954	21,288
Ascentage Pharma Group International*(a)(c)	11,000	28,355
BeiGene Ltd.*(c)	13,000	214,401
Beijing Tiantan Biological Products Corp. Ltd., Class A	5,300	23,355
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,200	42,217
Biocon Ltd.*	6,644	32,685
Bioneer Corp.*	495	15,357
Brii Biosciences Ltd.*(c)	16,500	34,746
Burning Rock Biotech Ltd., ADR*	1,431	12,879
Cellid Co. Ltd.*	39	1,207
Celltrion, Inc.	1,904	238,494
CrystalGenomics, Inc.*	5,353	22,735
CStone Pharmaceuticals*(a)(c)	25,000	19,333
Daan Gene Co. Ltd., Class A	8,000	22,384
Eubiologics Co. Ltd.*	935	29,202
GC Cell Corp.*	474	27,209
GeneOne Life Science, Inc.*	4,203	42,884
Genetron Holdings Ltd., ADR*	4,943	20,563
Genexine, Inc.*	282	11,217
Green Cross Corp.*	163	23,730
Green Cross Holdings Corp.*	1,219	22,297
Helixmith Co. Ltd.*	1,890	31,905
Hualan Biological Engineering, Inc., Class A	5,300	20,999
Hugel, Inc.	126	14,215
I-Mab, ADR*	742	18,736
Immunotech Biopharm Ltd.*	25,000	23,501
Innovent Biologics, Inc.*(a)(c)	17,000	71,292
iNtRON Biotechnology, Inc.*	1,643	23,987
Jacobio Pharmaceuticals Group Co. Ltd.*(a)	16,500	19,616
Kintor Pharmaceutical Ltd.*(a)(c)	7,000	6,984
L&C Bio Co. Ltd.	1,325	34,732

Investments	Shares	Value ($)
Medigen Vaccine Biologics Corp.*	4,000	36,456
MedPacto, Inc.*	235	6,784
Medy-Tox, Inc.*	120	11,467
Naturecell Co. Ltd.*	2,743	33,676
NKMax Co. Ltd.*	2,530	37,777
OBI Pharma, Inc.*	12,000	51,125
OliX Pharmaceuticals, Inc.*	901	21,563
Pharmicell Co. Ltd.*	2,919	24,698
Remegen Co. Ltd., Class H*(a)(c)	7,500	49,150
Seegene, Inc.	1,623	73,240
Shanghai Haohai Biological Technology Co. Ltd., Class A	770	12,571
Shanghai Junshi Biosciences Co. Ltd., Class A*	1,113	10,339
Shanghai RAAS Blood Products Co. Ltd., Class A	9,400	9,938
SillaJen, Inc.*‡(b)	2,522	12,657
SK Bioscience Co. Ltd.*	495	67,752
Taigen Biopharmaceuticals Holdings Ltd.*	55,000	26,201
TaiMed Biologics, Inc.*	1,000	2,405
Vaxcell-Bio Therapeutics Co. Ltd.*	371	10,541
Zai Lab Ltd.*	1,350	59,661

		1,956,326

Building Products - 0.3%
Astral Ltd.	1,766	51,105
Beijing New Building Materials plc, Class A	5,300	26,936
Blue Star Ltd.	2,703	31,314
China Lesso Group Holdings Ltd.	33,000	57,049
Kajaria Ceramics Ltd.	2,608	46,746
KCC Glass Corp.	5,445	262,426
Kyung Dong Navien Co. Ltd.*	208	8,351
Luoyang Glass Co. Ltd., Class H*(c)	18,000	31,856
LX Hausys Ltd.	2,420	110,611
Taiwan Glass Industry Corp.	55,000	45,580
Xinyi Glass Holdings Ltd.	50,000	131,772
Zhejiang Weixing New Building Materials Co. Ltd., Class A	5,300	18,817
Zhuzhou Kibing Group Co. Ltd., Class A	5,300	13,131

		835,694

Capital Markets - 2.1%
Aju IB Investment Co. Ltd.*	22,770	66,771
B3 SA - Brasil Bolsa Balcao	110,000	302,863
Banco BTG Pactual SA*	22,000	100,139
Bangkok Commercial Asset Management PCL, NVDR	70,500	43,196
Bolsa Mexicana de Valores SAB de CV	29,100	49,578
Boursa Kuwait Securities Co. KPSC	4,876	34,288
Bursa Malaysia Bhd.	8,000	11,965
Caitong Securities Co. Ltd., Class A	9,400	14,398
Capital Securities Corp.	110,000	63,871

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Changjiang Securities Co. Ltd., Class A	14,100	15,484
China Bills Finance Corp.	53,000	32,965
China Cinda Asset Management Co. Ltd., Class H	4,345,000	791,261
China Everbright Ltd.	386,000	435,129
China Galaxy Securities Co. Ltd., Class A	5,200	8,561
China Galaxy Securities Co. Ltd., Class H	143,500	84,839
China Huarong Asset Management Co. Ltd., Class H*(a)	208,000	11,070
China International Capital Corp. Ltd., Class H(a)	37,200	100,424
China Merchants Securities Co. Ltd., Class A	12,220	32,041
China Merchants Securities Co. Ltd., Class H(a)(c)	16,600	23,290
China Renaissance Holdings Ltd.*(a)(c)	109,600	190,876
CITIC Securities Co. Ltd., Class A	16,500	63,767
CITIC Securities Co. Ltd., Class H(c)	40,500	107,774
Coronation Fund Managers Ltd.	7,009	23,152
CSC Financial Co. Ltd., Class H(a)	440,000	494,309
Daishin Securities Co. Ltd.*	212	2,928
Daishin Securities Co. Ltd. (Preference)*	530	6,441
Daou Data Corp.	7,150	78,588
Daou Technology, Inc.*	10,643	177,898
Dhani Services Ltd.*	14,469	25,478
Dubai Financial Market PJSC*	67,052	43,447
Edelweiss Financial Services Ltd.	49,005	45,805
Egyptian Financial Group-Hermes Holding Co.*	362,523	338,293
Everbright Securities Co. Ltd., Class A	9,400	20,276
Founder Securities Co. Ltd., Class A	14,100	16,281
GF Securities Co. Ltd., Class A	14,100	46,075
GF Securities Co. Ltd., Class H	48,000	82,980
Glory Sun Financial Group Ltd.*(c)	1,272,000	30,179
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	8,640	10,967
Guosen Securities Co. Ltd., Class A	14,100	24,278
Guotai Junan International Holdings Ltd.	1,355,000	182,461
Guotai Junan Securities Co. Ltd., Class A	22,000	60,933
Guotai Junan Securities Co. Ltd., Class H(a)	21,200	32,136
Haitong Securities Co. Ltd., Class A	18,800	33,906
Haitong Securities Co. Ltd., Class H	110,000	98,608
Hanwha Investment & Securities Co. Ltd.*	5,088	19,943
HDFC Asset Management Co. Ltd.(a)	782	23,109

Investments	Shares	Value ($)
Huatai Securities Co. Ltd., Class A	26,100	70,034
Huatai Securities Co. Ltd., Class H(a)	51,000	90,259
IBF Financial Holdings Co. Ltd.	49,893	28,611
ICICI Securities Ltd.(a)	1,880	18,170
IDFC Ltd.*	77,165	66,904
Indian Energy Exchange Ltd.(a)	14,850	46,855
Industrial Securities Co. Ltd., Class A	26,500	35,928
Investec Ltd.	18,645	104,518
Is Yatirim Menkul Degerler A/S	63,690	98,463
JM Financial Ltd.	223,355	219,546
JSE Ltd.	45,420	343,571
KIWOOM Securities Co. Ltd.*	640	46,985
Korea Investment Holdings Co. Ltd.*	1,375	82,694
Meritz Securities Co. Ltd.	6,708	33,943
Mirae Asset Securities Co. Ltd.	7,745	54,610
Mirae Asset Securities Co. Ltd. (2nd Preference)	6,840	24,824
Moscow Exchange MICEX-RTS PJSC	29,911	55,933
Multi Commodity Exchange of India Ltd.	583	12,013
Nanjing Securities Co. Ltd., Class A	9,400	13,261
NH Investment & Securities Co. Ltd.*	5,665	53,572
Nippon Life India Asset Management Ltd.(a)	5,244	24,139
Noah Holdings Ltd., ADR*	1,113	34,937
Orient Securities Co. Ltd., Class A	9,400	18,120
Orient Securities Co. Ltd., Class H(a)(c)	20,400	15,880
President Securities Corp.	53,000	42,303
PSG Konsult Ltd.	3,256	2,947
Reinet Investments SCA	4,345	85,521
Samsung Securities Co. Ltd.	2,255	74,824
Saratoga Investama Sedaya Tbk. PT	159,500	30,498
SDIC Capital Co. Ltd., Class A	14,288	16,835
Shenwan Hongyuan Group Co. Ltd., Class A	86,400	63,388
Shenwan Hongyuan Group Co. Ltd., Class H(a)(c)	75,200	18,517
Shinyoung Securities Co. Ltd.	1,320	65,808
Sinolink Securities Co. Ltd., Class A	9,400	15,299
Tata Liquid Fund*‡(b)	5,000	—
UTI Asset Management Co. Ltd.	1,378	16,577
Western Securities Co. Ltd., Class A	10,000	11,940
Woori Investment Bank Co. Ltd.*	6,985	4,664
Woori Technology Investment Co. Ltd.*	3,763	23,193
Yuanta Securities Korea Co. Ltd.*	44,364	127,333
Zheshang Securities Co. Ltd., Class A	4,700	9,104
Zhongtai Securities Co. Ltd., Class A	15,900	21,682

		6,727,224

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Chemicals - 3.8%
Aarti Industries Ltd.	4,730	62,555
Advanced Petrochemical Co.	1,686	33,658
AECI Ltd.	56,375	415,178
Alkyl Amines Chemicals	220	9,879
Alpek SAB de CV(c)	201,200	240,770
Alujain Holding	795	13,137
Asia Polymer Corp.	165,000	208,223
Asian Paints Ltd.	9,350	394,969
Atul Ltd.	259	33,180
Balaji Amines Ltd.	742	32,366
Barito Pacific Tbk. PT	474,700	29,376
Batu Kawan Bhd.	6,300	34,921
Bayer CropScience Ltd.	141	9,753
Berger Paints India Ltd.	5,765	55,809
Boubyan Petrochemicals Co. KSCP	7,344	22,209
Braskem SA (Preference), Class A	5,500	50,929
Carborundum Universal Ltd.	5,720	67,577
Castrol India Ltd.	6,655	11,121
Chambal Fertilizers and Chemicals Ltd.	84,590	490,213
Chandra Asri Petrochemical Tbk. PT	41,200	25,281
Chemplast Sanmar Ltd.*	22,110	164,175
China Lumena New Materials Corp.*‡(b)	22,200	—
China Man-Made Fiber Corp.	689,042	232,620
China Petrochemical Development Corp.*	85,254	37,088
China Risun Group Ltd.(a)	55,000	29,836
China Steel Chemical Corp.	12,000	49,184
Chunbo Co. Ltd.	141	30,036
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	5,500	8,744
Coromandel International Ltd.	1,898	20,079
D&L Industries, Inc.	110,800	18,476
DCM Shriram Ltd.	1,375	20,848
Deepak Nitrite Ltd.	1,219	36,453
Dongjin Semichem Co. Ltd.	206	6,639
Dongyue Group Ltd.(c)	42,000	50,793
Ecopro Co. Ltd.	246	13,305
Egypt Kuwait Holding Co. SAE*	32,012	44,497
EID Parry India Ltd.	7,975	51,822
Engro Corp. Ltd.	148,479	228,994
Engro Fertilizers Ltd.	268,556	125,074
Fauji Fertilizer Co. Ltd.	314,972	190,371
Finolex Industries Ltd.	19,195	43,073
Foosung Co. Ltd.*	1,768	28,012
Formosa Chemicals & Fibre Corp.	74,000	209,650
Formosa Plastics Corp.	91,000	343,532
Global New Material International Holdings Ltd.*	55,000	36,608
Grand Pacific Petrochemical	385,000	368,196
Guangzhou Tinci Materials Technology Co. Ltd., Class A	700	10,361

Investments	Shares	Value ($)
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,465	298,793
Hangzhou Oxygen Plant Group Co. Ltd.	5,000	24,123
Hansol Chemical Co. Ltd.*	232	40,992
Hanwha Solutions Corp.*	3,452	92,349
HDC Holdings Co. Ltd.*	18,466	108,452
Hengli Petrochemical Co. Ltd., Class A	16,500	61,201
Hengyi Petrochemical Co. Ltd., Class A	14,100	22,373
Huabao International Holdings Ltd.(c)	17,000	10,443
Huafon Chemical Co. Ltd., Class A	5,300	7,843
Huchems Fine Chemical Corp.*	2,002	34,875
Hyosung Advanced Materials Corp.*	55	19,299
Hyosung Chemical Corp.*	878	170,793
Hyosung TNC Corp.*	110	37,959
Indorama Ventures PCL, NVDR	52,500	74,899
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	23,500	18,201
International CSRC Investment Holdings Co.	53,000	46,971
Jiangsu Eastern Shenghong Co. Ltd., Class A	5,300	13,963
Jubilant Ingrevia Ltd.	6,490	49,778
Kansai Nerolac Paints Ltd.	2,196	16,686
KCC Corp.	106	33,501
Kingfa Sci & Tech Co. Ltd., Class A	16,200	28,861
Kolon Industries, Inc.	674	34,217
Korea Petrochemical Ind Co. Ltd.*	2,280	281,808
KuibyshevAzot PJSC	9,900	47,289
Kumho Petrochemical Co. Ltd.*	715	86,298
LB Group Co. Ltd., Class A	4,700	17,861
LG Chem Ltd.*	935	495,616
LG Chem Ltd. (Preference)*	170	42,659
Linde India Ltd.	883	32,354
Lotte Chemical Corp.*	550	88,967
LOTTE Fine Chemical Co. Ltd.	397	22,394
Luxi Chemical Group Co. Ltd., Class A	10,800	23,889
Mesaieed Petrochemical Holding Co.	76,751	51,329
Miwon Commercial Co. Ltd.	212	32,007
Nan Pao Resins Chemical Co. Ltd.	19,000	94,952
Nan Ya Plastics Corp.	110,000	341,698
Nantex Industry Co. Ltd.	7,000	21,065
National Industrialization Co.*	5,584	33,755
National Petrochemical Co.	1,669	18,817
Navin Fluorine International Ltd.	1,140	60,104
Ningxia Baofeng Energy Group Co. Ltd., Class A	10,600	26,494
Nizhnekamskneftekhim PJSC	28,600	41,597
Nizhnekamskneftekhim PJSC (Preference)	26,400	34,619
OCI Co. Ltd.	333	24,474

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Omnia Holdings Ltd.	12,375	49,020
Orbia Advance Corp. SAB de CV	33,533	78,226
Organichesky Sintez PJSC	11,550	13,338
Oriental Union Chemical Corp.*	38,000	27,734
Petkim Petrokimya Holding A/S*	57,016	36,635
Petronas Chemicals Group Bhd.	55,000	116,820
PhosAgro PJSC	1,540	108,233
PI Advanced Materials Co. Ltd.	520	17,556
PI Industries Ltd.	1,314	42,851
Pidilite Industries Ltd.	2,750	90,527
PTT Global Chemical PCL, NVDR	43,000	72,969
Qurain Petrochemical Industries Co.	15,408	19,788
Rain Industries Ltd.	98,890	284,985
Rongsheng Petrochemical Co. Ltd., Class A	27,500	77,722
SABIC Agri-Nutrients Co.	4,125	185,806
Sahara International Petrochemical Co.	5,929	67,951
Sasa Polyester Sanayi A/S*	7,379	25,786
Sasol Ltd.*	18,412	410,515
Satellite Chemical Co. Ltd., Class A	2,380	15,704
Saudi Basic Industries Corp.	16,775	557,095
Saudi Industrial Investment Group	4,770	43,226
Saudi Kayan Petrochemical Co.*	17,930	93,667
Scientex Bhd.	26,100	28,622
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,110	28,998
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,900	42,475
Shin Foong Specialty & Applied Materials Co. Ltd.	28,000	149,996
Shinkong Synthetic Fibers Corp.	53,000	36,586
Sichuan Yahua Industrial Group Co. Ltd., Class A	5,300	19,134
Sinofert Holdings Ltd.*(c)	990,000	132,042
SK Chemicals Co. Ltd.*	412	42,892
SK IE Technology Co. Ltd.*(a)	550	52,468
SKC Co. Ltd.*	440	51,099
Sociedad Quimica y Minera de Chile SA (Preference), Class B	2,763	147,734
Solar Industries India Ltd.	1,040	32,176
Soulbrain Co. Ltd.	141	28,656
Soulbrain Holdings Co. Ltd.*	3,685	88,954
SRF Ltd.	2,075	66,925
Sumitomo Chemical India Ltd.	2,585	13,517
Supreme Industries Ltd.	1,204	33,877
Taekwang Industrial Co. Ltd.*	110	91,522
Taiwan Fertilizer Co. Ltd.	24,000	57,640
Tata Chemicals Ltd.	3,975	49,739
Tongkun Group Co. Ltd., Class A	9,400	30,524
TSRC Corp.	47,000	62,692
Unid Co. Ltd.	3,025	206,769
Unipar Carbocloro SA (Preference)	2,779	49,143
UPL Ltd.	13,200	137,355
USI Corp.	28,000	27,734
Wanhua Chemical Group Co. Ltd., Class A	5,500	78,067

Investments	Shares	Value ($)
Xinjiang Zhongtai Chemical Co. Ltd., Class A(b)	10,600	17,785
Yanbu National Petrochemical Co.	6,105	110,323
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	41,000	107,903
Zhejiang Longsheng Group Co. Ltd., Class A	9,400	18,371

		12,284,060

Commercial Services & Supplies - 0.1%
China Everbright Environment Group Ltd.	110,000	81,256
Cleanaway Co. Ltd.	6,000	44,977
Dynagreen Environmental Protection Group Co. Ltd., Class H(a)	50,000	23,469
Frontken Corp. Bhd.	44,000	33,535
GPS Participacoes e Empreendimentos SA(d)	16,500	53,136
Indian Railway Catering & Tourism Corp. Ltd.	6,050	70,373
KEPCO Plant Service & Engineering Co. Ltd.*	954	25,680
PNB Holdings Corp.*(b)	46,815	38,340
S-1 Corp.	347	19,516
Saudi Airlines Catering Co.*	2,585	57,461
Taiwan Secom Co. Ltd.	3,165	11,550

		459,293

Communications Equipment - 0.5%
Accton Technology Corp.	10,000	95,276
Ace Technologies Corp.*	705	6,638
Addsino Co. Ltd., Class A	5,300	12,323
Advanced Ceramic X Corp.	2,000	22,507
Arcadyan Technology Corp.	87,000	384,734
BYD Electronic International Co. Ltd.(c)	24,500	73,366
D-Link Corp.	48,760	28,838
Glarun Technology Co. Ltd., Class A	10,600	25,528
KMW Co. Ltd.	563	14,992
Seojin System Co. Ltd.*	795	25,522
Sercomm Corp.	110,000	304,523
Sterlite Technologies Ltd.	11,660	31,844
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	900	5,056
Wistron NeWeb Corp.	148,000	373,006
ZTE Corp., Class A	4,700	22,255
ZTE Corp., Class H	10,600	28,479

		1,454,887

Construction & Engineering - 1.3%
BES Engineering Corp.	105,000	33,107
China Communications Services Corp. Ltd., Class H	1,146,000	608,453
China Conch Venture Holdings Ltd.(c)	55,000	261,332
China Energy Engineering Corp. Ltd., Class H(c)	2,750,000	437,317
China Railway Group Ltd., Class A	47,000	45,927
China Railway Group Ltd., Class H	110,000	67,714

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Continental Holdings Corp.	220,000	184,691
CTCI Corp.	290,000	399,853
Daewoo Engineering & Construction Co. Ltd.*	3,901	18,348
DL Construction Co. Ltd.*	4,290	99,109
DL E&C Co. Ltd.*	715	69,098
DL Holdings Co. Ltd.*	397	18,409
Ellaktor SA*	116,050	162,615
Gamuda Bhd.*	48,221	31,913
GEK Terna Holding Real Estate Construction SA*	1,216	12,568
GMR Power and Urban Infra Ltd. - Spun Off*(b)	4,842	3,050
Greentown Management Holdings Co. Ltd.(a)	53,000	41,802
GS Engineering & Construction Corp.*	2,750	89,538
HDC Hyundai Development Co-Engineering & Construction, Class E*	136	1,630
Hyundai Engineering & Construction Co. Ltd.*	2,556	89,476
IJM Corp. Bhd.	78,400	26,598
IS Dongseo Co. Ltd.*	808	31,837
KEC International Ltd.	6,678	44,311
KEPCO Engineering & Construction Co., Inc.*	382	22,372
Larsen & Toubro Ltd.	14,114	361,104
Larsen & Toubro Ltd., GDR(a)	296	7,518
Malaysian Resources Corp. Bhd.	85,090	6,912
Metallurgical Corp. of China Ltd., Class A	65,800	37,938
Metallurgical Corp. of China Ltd., Class H	106,000	28,276
NBCC India Ltd.	41,870	26,175
Power Construction Corp. of China Ltd., Class A	37,600	51,154
Rail Vikas Nigam Ltd.(a)	215,875	104,144
Samsung Engineering Co. Ltd.*	4,345	77,673
Shanghai Construction Group Co. Ltd., Class A	23,500	12,146
Shanghai Tunnel Engineering Co. Ltd., Class A	14,100	11,851
Sichuan Road & Bridge Co. Ltd., Class A	22,000	36,981
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	9,400	8,521
Tekfen Holding A/S*	105,270	198,369
TY Holdings Co. Ltd.*	1,908	36,641
United Integrated Services Co. Ltd.	6,000	37,643
Voltas Ltd.	4,455	70,644
Waskita Karya Persero Tbk. PT*	603,196	24,535
Wijaya Karya Persero Tbk. PT*	281,200	20,237
Xinte Energy Co. Ltd., Class H(c)	110,000	202,012

		4,161,542

Construction Materials - 1.7%
ACC Ltd.	1,404	43,006
Ambuja Cements Ltd.	11,597	56,748

Investments	Shares	Value ($)
Anhui Conch Cement Co. Ltd., Class A	11,000	67,759
Anhui Conch Cement Co. Ltd., Class H	43,000	226,648
Asia Cement China Holdings Corp.(c)	200,000	138,249
Asia Cement Co. Ltd.*	825	95,126
Asia Cement Corp.	88,000	139,843
BBMG Corp., Class A	42,300	18,208
Birla Corp. Ltd.	2,530	46,135
Cementos Argos SA	22,735	37,373
Cemex SAB de CV*(c)	535,200	326,579
Chia Hsin Cement Corp.	275,000	196,753
China Jushi Co. Ltd., Class A	5,143	13,113
China National Building Material Co. Ltd., Class H	146,050	188,801
China Resources Cement Holdings Ltd.	68,000	58,429
China Tianrui Group Cement Co. Ltd.*	440,000	357,189
CSG Holding Co. Ltd., Class A	16,200	22,600
Dalmia Bharat Ltd.	1,710	40,831
GCC SAB de CV	7,800	54,939
Goldsun Building Materials Co. Ltd.	55,000	50,721
Grasim Industries Ltd.	6,710	155,336
Grupo Argos SA	168,077	688,170
Hanil Cement Co. Ltd.	14,135	216,920
Huaxin Cement Co. Ltd., Class A	3,700	10,817
Huaxin Cement Co. Ltd., Class B	10,400	18,512
Indocement Tunggal Prakarsa Tbk. PT	32,900	25,049
JK Cement Ltd.	530	23,494
Lucky Cement Ltd.*	5,787	22,395
Next Science Co. Ltd.*	2,640	33,835
Nuh Cimento Sanayi A/S	31,350	112,683
Oyak Cimento Fabrikalari A/S*	164,560	111,011
POSCO Chemical Co. Ltd.	715	65,539
Qassim Cement Co. (The)	2,860	60,982
Ramco Cements Ltd. (The)	2,289	26,659
Saudi Cement Co.	2,022	30,180
Semen Indonesia Persero Tbk. PT	57,600	26,934
Shree Cement Ltd.	220	71,544
Siam Cement PCL (The), NVDR	12,400	143,385
Southern Province Cement Co.	1,634	30,442
SSANGYONG C&E Co. Ltd.	290	1,835
Taiwan Cement Corp.	181,452	305,638
Tangshan Jidong Cement Co. Ltd., Class A	4,700	8,462
Tipco Asphalt PCL, NVDR	340,800	185,267
TPI Polene PCL, NVDR	2,694,600	144,867
UltraTech Cement Ltd.	2,367	228,902
Union Andina de Cementos SAA	417,120	269,576
Universal Cement Corp.	220,000	168,476
Yamama Cement Co.*	3,763	27,080
Yanbu Cement Co.	2,888	29,943

		5,422,983

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Consumer Finance - 0.7%
360 DigiTech, Inc., ADR(c)	3,465	68,572
AEON Credit Service M Bhd.	49,500	173,614
Bajaj Finance Ltd.	5,225	490,151
BFI Finance Indonesia Tbk. PT	616,000	55,895
Cholamandalam Investment and Finance Co. Ltd.	8,525	71,915
CreditAccess Grameen Ltd.*	1,166	9,812
Differ Group Holding Co. Ltd.*(c)	220,000	63,764
FinVolution Group, ADR	63,305	250,055
Krungthai Card PCL, NVDR	21,200	38,204
Lufax Holding Ltd., ADR*	22,330	110,980
Mahindra & Mahindra Financial Services Ltd.	20,141	43,603
Manappuram Finance Ltd.	257,329	543,814
Muthoot Finance Ltd.	2,226	43,481
Poonawalla Fincorp Ltd.*	5,720	21,750
Samsung Card Co. Ltd.	1,140	29,268
SBI Cards & Payment Services Ltd.*	5,555	65,471
Shriram City Union Finance Ltd.	1,925	45,822
Shriram Transport Finance Co. Ltd.	5,060	83,295
Srisawad Corp. PCL, NVDR	26,403	47,778
Sundaram Finance Ltd.	1,445	43,709
Transaction Capital Ltd.	17,050	47,976
Yixin Group Ltd.*(a)	15,500	2,505
Yulon Finance Corp.	1,391	8,727

		2,360,161

Containers & Packaging - 0.2%
Cheng Loong Corp.	16,000	19,587
Klabin SA	16,500	77,311
Polyplex Thailand PCL, NVDR	178,000	128,308
SCG Packaging PCL, NVDR	36,400	68,055
Taiwan Hon Chuan Enterprise Co. Ltd.	128,000	327,662
Ton Yi Industrial Corp.	53,000	26,487
Yunnan Energy New Material Co. Ltd.	900	35,926

		683,336

Distributors - 0.1%
Wuchan Zhongda Group Co. Ltd., Class A	13,800	11,425
Xinhua Winshare Publishing and Media Co. Ltd., Class H	215,000	162,128

		173,553

Diversified Consumer Services - 0.2%
17 Education & Technology Group, Inc., ADR*	1	1
Advtech Ltd.	48,675	48,486
Cairo Investment & Real Estate Development Co. SAE	14,617	12,096
China Education Group Holdings Ltd.(a)	26,000	22,674
China Kepei Education Group Ltd.(a)	220,000	70,817
China Yuhua Education Corp. Ltd.(a)(c)	766,000	166,019
Cogna Educacao*	33,000	16,034

Investments	Shares	Value ($)
Fu Shou Yuan International Group Ltd.	55,000	43,026
Hope Education Group Co. Ltd.(a)(c)	202,000	25,906
Humansoft Holding Co. KSC	1,431	14,716
Lung Yen Life Service Corp.	2,000	3,078
New Oriental Education & Technology Group, Inc.*	60,500	81,933
Offcn Education Technology Co. Ltd., Class A*	4,700	4,873
TAL Education Group, ADR*	22,310	63,807
Tianli Education International Holdings Ltd.‡(a)(b)(c)	106,000	14,280
YDUQS Participacoes SA	10,500	43,720

		631,466

Diversified Financial Services - 0.8%
AVIC Industry-Finance Holdings Co. Ltd., Class A	23,500	14,029
Bajaj Finserv Ltd.	704	148,018
Bajaj Holdings & Investment Ltd.	750	51,865
Chailease Holding Co. Ltd.	29,883	270,208
China Shandong Hi-Speed Financial Group Ltd.*(c)	306,000	28,255
Corp. Financiera Colombiana SA*	3,252	24,559
Far East Horizon Ltd.(c)	55,000	47,047
FirstRand Ltd.	188,925	753,624
Grupo de Inversiones Suramericana SA(b)	12,216	118,454
Grupo de Inversiones Suramericana SA (Preference)	42	306
Haci Omer Sabanci Holding A/S	54,426	61,625
L&T Finance Holdings Ltd.*	26,381	26,444
Meritz Financial Group, Inc.*	947	34,172
Metro Pacific Investments Corp.	381,000	28,776
National Investments Co.	124,465	114,644
NICE Holdings Co. Ltd.*	9,033	126,634
Piramal Enterprises Ltd.	2,322	74,417
Power Finance Corp. Ltd.	40,192	65,548
REC Ltd.	22,048	40,966
Remgro Ltd.	15,345	131,578
Yuanta Financial Holding Co. Ltd.	440,000	399,439

		2,560,608

Diversified Telecommunication Services - 1.2%
AL Yah Satellite Communications Co. PJSC*	43,340	31,740
Asia Pacific Telecom Co. Ltd.*	68,164	19,483
China Tower Corp. Ltd., Class H(a)	880,000	106,085
Chunghwa Telecom Co. Ltd.	81,000	342,184
CITIC Telecom International Holdings Ltd.	802,000	292,102
Converge Information and Communications Technology Solutions, Inc.*	60,500	36,377
Emirates Telecommunications Group Co. PJSC	36,080	325,138
Hellenic Telecommunications Organization SA	8,305	160,735
HFCL Ltd.	22,055	23,452

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Indus Towers Ltd.	18,920	64,032
KT Corp.	3,575	92,674
LG Uplus Corp.	8,377	89,989
Link Net Tbk. PT	489,500	150,097
Magyar Telekom Telecommunications plc	186,264	246,094
Oi SA*	97,700	19,687
Ooredoo QPSC	38,060	75,995
Rostelecom PJSC	33,770	32,388
Rostelecom PJSC (Preference)	15,392	14,146
Sarana Menara Nusantara Tbk. PT	315,700	22,500
Saudi Telecom Co.	12,320	385,503
Tata Communications Ltd.	1,646	28,307
Tata Teleservices Maharashtra Ltd.*	23,925	47,836
Telefonica Brasil SA	16,689	156,141
Telekom Malaysia Bhd.	48,000	58,029
Telesites SAB de CV(c)	22,200	23,416
Telkom Indonesia Persero Tbk. PT	1,595,000	464,682
Telkom SA SOC Ltd.*	152,032	487,446
TIME dotCom Bhd.	9,000	9,160
Tower Bersama Infrastructure Tbk. PT	121,300	24,290
True Corp. PCL, NVDR	380,700	55,113
Turk Telekomunikasyon A/S	19,746	14,101

		3,898,922

Electric Utilities - 1.2%
Adani Transmission Ltd.*	5,667	149,675
Alupar Investimento SA	3,500	16,768
Celsia SA ESP	219,505	244,285
Centrais Eletricas Brasileiras SA	12,900	85,733
Centrais Eletricas Brasileiras SA (Preference), Class B	11,000	71,427
CESC Ltd.	328,110	372,420
CEZ A/S	5,665	209,823
Cia de Transmissao de Energia Eletrica Paulista (Preference)	5,200	23,660
Cia Energetica de Minas Gerais	7,197	25,237
Cia Energetica de Minas Gerais (Preference)	40,194	99,387
Cia Paranaense de Energia	5,500	36,138
CPFL Energia SA	4,700	25,607
EDP - Energias do Brasil SA	9,400	37,954
Enel Americas SA	816,974	96,398
Enel Chile SA	211,903	8,324
Energisa SA	4,800	39,458
Enerjisa Enerji A/S(a)	7,676	8,445
Engie Energia Chile SA	165,495	134,700
Equatorial Energia SA	27,500	118,908
Federal Grid Co. Unified Energy System PJSC	12,705,298	23,429
First Philippine Holdings Corp.	86,900	119,333
Holding Co. ADMIE IPTO SA(c)	59,575	167,627
Inter RAO UES PJSC	1,596,292	79,632
Interconexion Electrica SA ESP	14,520	86,929
Korea Electric Power Corp.	8,525	145,678
Manila Electric Co.	12,350	81,162
Mosenergo PJSC	4,455,000	121,535

Investments	Shares	Value ($)
Neoenergia SA	4,700	14,551
Power Grid Corp. of India Ltd.	119,072	343,705
Public Power Corp. SA*	2,126	20,544
ROSSETI PJSC	1,466,436	19,772
RusHydro PJSC	2,361,000	22,324
Saudi Electricity Co.	26,510	185,476
SGC Energy Co. Ltd.*	3,795	159,292
SJVN Ltd.	254,705	104,616
Tata Power Co. Ltd. (The)	36,575	120,597
Tenaga Nasional Bhd.	100,900	220,820
Torrent Power Ltd.	4,645	33,968
Transmissora Alianca de Energia Eletrica SA	5,800	41,692

		3,917,029

Electrical Equipment - 1.0%
ABB India Ltd.	427	13,167
AcBel Polytech, Inc.	207,000	237,781
Advanced Energy Solution Holding Co. Ltd.	1,000	53,211
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA*	5,500	6,681
Amara Raja Batteries Ltd.	1,222	10,140
Bharat Heavy Electricals Ltd.*	45,044	35,010
CG Power & Industrial Solutions Ltd.*	23,540	55,063
Chicony Power Technology Co. Ltd.	71,000	201,406
China High Speed Transmission Equipment Group Co. Ltd.*(c)	220,000	152,638
Chung-Hsin Electric & Machinery Manufacturing Corp.	193,000	291,436
CS Wind Corp.	86	3,381
Dongfang Electric Corp. Ltd., Class A	9,400	25,326
Doosan Fuel Cell Co. Ltd.*	690	19,690
Doosan Heavy Industries & Construction Co. Ltd.*	5,500	80,755
Ecopro BM Co. Ltd.	220	59,914
ElSewedy Electric Co.	265,033	155,038
Fangda Carbon New Material Co. Ltd., Class A	5,300	7,985
Finolex Cables Ltd.	3,245	21,588
Gotion High-tech Co. Ltd., Class A*	4,600	28,906
Graphite India Ltd.	5	33
Havells India Ltd.	4,620	73,328
HEG Ltd.	1,060	21,598
Hitachi Energy India Ltd.	371	15,521
Hyosung Heavy Industries Corp.*	2,530	110,182
Hyundai Electric & Energy System Co. Ltd.*	11,440	165,598
Jiangsu Zhongtian Technology Co. Ltd., Class A	16,500	43,082
KEI Industries Ltd.	1,595	23,003
Korea Electric Terminal Co. Ltd.	3,355	177,839
Kung Long Batteries Industrial Co. Ltd.	1,000	4,926

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
LS Corp.*	1,320	54,694
LS Electric Co. Ltd.*	456	18,459
Ming Yang Smart Energy Group Ltd., Class A	4,500	18,070
NARI Technology Co. Ltd., Class A	12,400	68,182
Polycab India Ltd.	990	33,484
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	21,560	29,217
Shanghai Electric Group Co. Ltd., Class A	24,000	16,137
Shanghai Electric Group Co. Ltd., Class H	94,000	25,798
Shanghai Liangxin Electrical Co. Ltd., Class A	6,500	16,073
Ta Ya Electric Wire & Cable	53,640	44,067
Taihan Electric Wire Co. Ltd.*(b)	7,810	11,402
Tatung Co. Ltd.*	46,000	47,465
TBEA Co. Ltd., Class A	10,600	31,057
Teco Electric and Machinery Co. Ltd.	22,000	23,175
V-Guard Industries Ltd.	11,448	33,083
Voltronic Power Technology Corp.	1,458	73,912
Walsin Lihwa Corp.	99,000	91,475
WEG SA	27,500	166,554
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	10,600	24,862
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	28,200	48,823
Zhefu Holding Group Co. Ltd., Class A	21,200	19,950
Zhejiang Chint Electrics Co. Ltd., Class A	4,700	35,073
Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,400	64,882

		3,090,120

Electronic Equipment, Instruments & Components - 4.0%
AAC Technologies Holdings, Inc.(c)	14,000	42,283
Apex International Co. Ltd.	68,000	277,486
Asia Optical Co., Inc.*	17,000	51,341
AU Optronics Corp.	275,000	199,225
Aurora Corp.	8,900	28,670
Avary Holding Shenzhen Co. Ltd., Class A	4,700	26,810
BH Co. Ltd.	11,880	210,893
BOE Technology Group Co. Ltd., Class A	127,000	96,766
Career Technology MFG. Co. Ltd.*	22,556	18,814
Chang Wah Electromaterials, Inc.	32,000	40,555
Cheng Uei Precision Industry Co. Ltd.	180,000	243,978
Chroma ATE, Inc.	8,000	60,977
Compeq Manufacturing Co. Ltd.	40,000	60,401
Coretronic Corp.	23,000	61,771
Co-Tech Development Corp.	16,000	38,829
Daeduck Electronics Co. Ltd.	2,067	37,551

Investments	Shares	Value ($)
Daejoo Electronic Materials Co. Ltd.*	467	34,013
Delta Electronics Thailand PCL, NVDR	10,600	110,473
Delta Electronics, Inc.	39,000	375,782
Dynapack International Technology Corp.	66,000	240,850
E Ink Holdings, Inc.	16,000	84,274
Elite Material Co. Ltd.	5,000	47,548
Erajaya Swasembada Tbk. PT	3,899,500	149,126
FLEXium Interconnect, Inc.*	10,000	34,731
Foxconn Industrial Internet Co. Ltd., Class A	38,500	67,197
Foxconn Technology Co. Ltd.	32,000	69,030
General Interface Solution Holding Ltd.	5,000	17,096
Genius Electronic Optical Co. Ltd.	2,237	37,801
Global Brands Manufacture Ltd.	149,800	189,310
GoerTek, Inc., Class A	4,700	34,755
Gold Circuit Electronics Ltd.	17,000	46,024
Hana Microelectronics PCL, NVDR	2,900	6,053
Hannstar Board Corp.	147,000	219,861
HannStar Display Corp.	39,000	22,505
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	5,100	12,723
Hollysys Automation Technologies Ltd.*	28,710	379,259
Holy Stone Enterprise Co. Ltd.	69,000	286,528
Hon Hai Precision Industry Co. Ltd.	420,000	1,540,232
Honeywell Automation India Ltd.	32	18,358
Huagong Tech Co. Ltd., Class A	4,700	18,053
Iljin Materials Co. Ltd.*	477	37,076
Inari Amertron Bhd.	71,600	56,452
Innolux Corp.	385,000	234,621
KCE Electronics PCL, NVDR	2,600	5,603
Kingboard Holdings Ltd.	25,500	122,798
Kingboard Laminates Holdings Ltd.	37,500	63,770
L&F Co. Ltd.	550	77,014
Largan Precision Co. Ltd.	2,000	145,970
LG Display Co. Ltd.	7,134	116,582
LG Innotek Co. Ltd.	495	145,153
Lingyi iTech Guangdong Co., Class A*	15,900	15,337
Lotes Co. Ltd.	2,299	58,934
Luxshare Precision Industry Co. Ltd., Class A	11,000	80,633
Mcnex Co. Ltd.	1,130	48,181
Merry Electronics Co. Ltd.	99,235	316,821
MH Development Ltd.*‡(b)	22,000	—
Nan Ya Printed Circuit Board Corp.	5,000	84,849
OFILM Group Co. Ltd., Class A*	4,700	5,877
Park Systems Corp.*	371	37,085
Partron Co. Ltd.	18,500	197,968
Primax Electronics Ltd.	196,000	374,890
Raytron Technology Co. Ltd., Class A	2,491	24,693
Redington India Ltd.	234,905	510,276

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Samsung Electro-Mechanics Co. Ltd.	2,090	308,602
Samsung SDI Co. Ltd.	1,100	532,891
SAMT Co. Ltd.*	30,030	98,771
Sang-A Frontec Co. Ltd.	275	9,171
Shengyi Technology Co. Ltd., Class A	4,700	14,435
Shenzhen Kaifa Technology Co. Ltd., Class A	4,700	9,813
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,000	26,558
Simplo Technology Co. Ltd.	5,200	58,704
Sinbon Electronics Co. Ltd.	3,000	28,852
SOLUM Co. Ltd.*	1,802	33,932
Solus Advanced Materials Co. Ltd.*	329	18,449
Speed Tech Corp.	55,000	142,374
Sunny Optical Technology Group Co. Ltd.	14,100	361,110
Supreme Electronics Co. Ltd.	196,331	340,936
Synnex Technology International Corp.	57,000	138,535
Taiwan PCB Techvest Co. Ltd.	110,000	184,296
Taiwan Union Technology Corp.	127,000	417,793
Tianma Microelectronics Co. Ltd., Class A	9,400	17,559
Tong Hsing Electronic Industries Ltd.	3,022	28,738
Tripod Technology Corp.	14,000	64,428
Truly International Holdings Ltd.	880,000	352,111
Unimicron Technology Corp.	24,000	172,575
Unisplendour Corp. Ltd., Class A	6,580	21,781
Universal Scientific Industrial Shanghai Co. Ltd., Class A	4,700	10,160
Vidente Co. Ltd.*	1,431	17,212
VS Industry Bhd.	45,600	13,074
Wah Lee Industrial Corp.	85,640	307,903
Walsin Technology Corp.*	9,378	50,744
Wingtech Technology Co. Ltd., Class A	3,100	52,110
Wintek Corp.*‡(b)	64,000	—
WPG Holdings Ltd.	55,440	108,432
WT Microelectronics Co. Ltd.	14,000	42,784
Wuhan Guide Infrared Co. Ltd., Class A	6,580	21,719
WUS Printed Circuit Kunshan Co. Ltd., Class A	5,170	14,027
Yageo Corp.	32,892	542,800
Zhejiang Dahua Technology Co. Ltd., Class A	2,900	8,693
Zhen Ding Technology Holding Ltd.	23,150	78,487

		12,949,074

Energy Equipment & Services - 0.1%
Bumi Armada Bhd.*	1,743,500	229,106
China Oilfield Services Ltd., Class A	9,400	20,896

Investments	Shares	Value ($)
China Oilfield Services Ltd., Class H	18,000	17,567
Dialog Group Bhd.	51,700	31,622
Serba Dinamik Holdings Bhd.‡(b)	54,180	4,314

		303,505

Entertainment - 0.9%
Alibaba Pictures Group Ltd.*	160,000	18,057
Archosaur Games, Inc.(a)(c)	110,000	115,254
Bilibili, Inc., Class Z*(c)	4,400	137,007
CJ CGV Co. Ltd.*	1,732	30,675
CMGE Technology Group Ltd.*(c)	660,000	255,619
Com2uSCorp	133	13,294
Devsisters Co. Ltd.	495	28,620
DouYu International Holdings Ltd., ADR*(c)	1,081	2,270
Fire Rock Holdings Ltd.	106,000	10,060
Giantstep, Inc.*	1,650	62,345
GOLFZON Co. Ltd.*	1,650	218,722
HYBE Co. Ltd.*	385	75,691
International Games System Co. Ltd.	1,000	25,491
iQIYI, Inc., ADR*(c)	1,686	6,879
JYP Entertainment Corp.*	1,094	37,208
Kakao Games Corp.*	611	33,300
Kingsoft Corp. Ltd.	16,000	71,304
Krafton, Inc.*	110	25,048
NCSoft Corp.*	311	138,280
Neowiz*	7,535	160,326
NetDragon Websoft Holdings Ltd.	120,500	303,508
NetEase, Inc.	39,500	783,663
Netmarble Corp.*(a)	410	37,242
NHN Corp.*	630	17,795
Pearl Abyss Corp.*	990	77,360
Perfect World Co. Ltd., Class A	4,100	8,766
PVR Ltd.*	2,703	57,534
SM Entertainment Co. Ltd.*	699	34,153
SMI Holdings Group Ltd.*‡(b)	72,000	—
Tencent Music Entertainment Group, ADR*	7,897	48,803
Webzen, Inc.*	474	8,650
Wemade Co. Ltd.	488	47,120
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,700	18,341
Wysiwyg Studios Co. Ltd.*	1,485	38,619
XD, Inc.*(a)(c)	8,000	29,958
XPEC Entertainment, Inc.*‡(b)	14,800	—
YG Entertainment, Inc.	1,100	44,712
Zhejiang Century Huatong Group Co. Ltd., Class A*	11,280	12,032

		3,033,706

Equity Real Estate Investment Trusts (REITs) - 1.1%
Axis REIT	99,000	43,995
Concentradora Fibra Danhos SA de CV(c)	395,100	425,160
CPN Retail Growth Leasehold REIT*	44,100	24,371
Embassy Office Parks REIT	9,600	47,350

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,052,700	189,110
Equites Property Fund Ltd.	27,560	38,089
ESR Kendall Square REIT Co. Ltd.	10,945	52,841
Fibra Uno Administracion SA de CV(c)	104,500	107,288
Fortress REIT Ltd., Class A	31,313	26,091
Growthpoint Properties Ltd.	90,241	85,108
Hyprop Investments Ltd.	167,910	389,221
IGB REIT	6,200	2,281
JR Global Reit	58,850	255,318
KLCCP Stapled Group	6,900	10,551
Korea Asset In Trust Co. Ltd.*	27,225	81,076
LOTTE Reit Co. Ltd.	1,828	7,855
MREIT, Inc.	42,200	18,627
Pavilion REIT	15,000	4,515
PLA Administradora Industrial S de RL de CV	375,600	525,138
Prologis Property Mexico SA de CV(c)	10,400	25,843
Redefine Properties Ltd.	274,972	72,698
Resilient REIT Ltd.(c)	159,225	619,814
Sunway REIT	39,400	13,085
Vukile Property Fund Ltd.	451,550	345,303
Yuexiu REIT	72,610	30,450

		3,441,178

Food & Staples Retailing - 0.9%
Abdullah Al Othaim Markets Co.	944	26,670
Al Meera Consumer Goods Co. QSC	1,990	10,696
Atacadao SA	7,700	24,173
Avenue Supermarts Ltd.*(a)	3,245	178,915
Berli Jucker PCL	500	477
Berli Jucker PCL, NVDR	13,800	13,160
BGF retail Co. Ltd.*	239	32,118
Bid Corp. Ltd.	6,160	131,936
BIM Birlesik Magazalar A/S	19,666	103,127
Cencosud SA	49,665	91,724
Cia Brasileira de Distribuicao	77,930	332,120
Clicks Group Ltd.	4,675	89,185
Cosco Capital, Inc.	1,146,400	117,845
CP ALL PCL, NVDR	72,000	135,696
Dis-Chem Pharmacies Ltd.(a)	17,784	40,983
Dongsuh Cos., Inc.	859	18,028
E-MART, Inc.	605	66,246
Grupo Comercial Chedraui SA de CV	60,500	121,621
GS Retail Co. Ltd.*	1,333	29,794
Hyundai Greenfood Co. Ltd.*	21,540	136,512
InRetail Peru Corp.(a)	848	29,680
Magnit PJSC	2,296	148,761
Migros Ticaret A/S*	152	462
Organizacion Soriana SAB de CV, Class B(c)	31,000	34,980
Philippine Seven Corp.*	5,321	9,186
Pick n Pay Stores Ltd.	6,784	22,365
President Chain Store Corp.	13,000	123,858
Puregold Price Club, Inc.	26,060	18,967

Investments	Shares	Value ($)
Raia Drogasil SA	20,900	91,157
Sendas Distribuidora SA	27,500	64,892
Shoprite Holdings Ltd.	10,010	135,889
Sok Marketler Ticaret A/S	7,298	7,888
SPAR Group Ltd. (The)	3,102	33,819
Sumber Alfaria Trijaya Tbk. PT	445,200	36,063
Sun Art Retail Group Ltd.(c)	24,000	8,741
Wal-Mart de Mexico SAB de CV	104,500	354,963
Yonghui Superstores Co. Ltd., Class A	26,500	16,153

		2,838,850

Food Products - 3.0%
Agthia Group PJSC	11,024	15,067
Alicorp SAA	206,360	369,446
Almarai Co. JSC	5,995	78,455
Astra Agro Lestari Tbk. PT	20,800	14,318
Avanti Feeds Ltd.	507	4,063
AVI Ltd.	8,984	44,258
Beijing Dabeinong Technology Group Co. Ltd., Class A	5,300	7,619
Binggrae Co. Ltd.*	2,808	124,153
Bombay Burmah Trading Co.	2,394	34,924
BRF SA*	6,100	25,652
Britannia Industries Ltd.	2,183	103,421
Century Pacific Food, Inc.	17,700	9,827
Charoen Pokphand Enterprise	93,000	276,853
Charoen Pokphand Foods PCL, NVDR	83,200	63,097
Charoen Pokphand Indonesia Tbk. PT	134,300	58,830
Cherkizovo Group PJSC	2,594	100,386
China Feihe Ltd.(a)	55,000	76,037
China Huiyuan Juice Group Ltd.*‡(b)	24,000	—
China Mengniu Dairy Co. Ltd.*	55,000	324,461
China Modern Dairy Holdings Ltd.(c)	1,870,000	316,561
China Youran Dairy Group Ltd.*(a)(c)	385,000	212,804
Chongqing Fuling Zhacai Group Co. Ltd., Class A	5,000	24,665
CJ CheilJedang Corp.*	349	100,169
CJ CheilJedang Corp. (Preference)*	104	13,070
COFCO Joycome Foods Ltd.*(a)(c)	1,100,000	451,424
Daesang Corp.*	11,330	208,179
Dali Foods Group Co. Ltd.(a)	45,500	26,258
Dongwon F&B Co. Ltd.*	582	86,660
Dongwon Industries Co. Ltd.*	550	99,917
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,550	68,950
Genting Plantations Bhd.	10,400	16,002
Great Wall Enterprise Co. Ltd.	38,000	71,317
Gruma SAB de CV, Class B	5,225	68,270
Grupo Bimbo SAB de CV, Series A	33,000	103,224
Grupo Nutresa SA(b)	3,592	30,617
Guangdong Haid Group Co. Ltd., Class A	4,800	54,181
Harim Holdings Co. Ltd.*	18,127	134,280

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Health & Happiness H&H International Holdings Ltd.	110,000	184,519
Heilongjiang Agriculture Co. Ltd., Class A	10,600	22,115
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,700	22,003
HUISHAN DAIRY*‡(b)	158,000	—
Indofood CBP Sukses Makmur Tbk. PT	51,800	31,425
Indofood Sukses Makmur Tbk. PT	100,800	44,330
Industrias Bachoco SAB de CV, Series B	80,000	274,958
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	49,043
International Holding Co. PJSC*	9,625	399,093
IOI Corp. Bhd.	66,000	59,763
Japfa Comfeed Indonesia Tbk. PT	249,100	28,838
JBS SA	27,600	182,389
Jiangxi Zhengbang Technology Co. Ltd., Class A	21,200	29,475
Kuala Lumpur Kepong Bhd.	10,831	55,895
Leong Hup International Bhd.(a)	775,500	101,905
Lien Hwa Industrial Holdings Corp.	15,400	33,830
Lotte Confectionery Co. Ltd.*	990	95,263
M Dias Branco SA*	5,300	23,086
Maeil Dairies Co. Ltd.	2,255	126,078
Marfrig Global Foods SA	10,600	44,875
Mayora Indah Tbk. PT	83,900	10,938
Mezzan Holding Co. KSCC	79,310	154,221
Minerva SA	132,000	237,153
Monde Nissin Corp.*(a)	187,000	60,089
Muyuan Foods Co. Ltd., Class A	7,420	63,635
Namchow Holdings Co. Ltd.	74,000	129,701
Nestle India Ltd.	715	177,465
Nestle Malaysia Bhd.	900	28,384
New Hope Liuhe Co. Ltd., Class A*	20,000	50,555
NongShim Co. Ltd.	56	15,005
Orion Corp.*	550	44,347
Orion Holdings Corp.*	12,828	148,977
Ottogi Corp.*	15	5,444
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,490,500	130,582
PPB Group Bhd.	14,080	53,420
QL Resources Bhd.	25,395	30,155
Samyang Corp.*	1,980	101,176
Samyang Foods Co. Ltd.*	2,343	164,817
Samyang Holdings Corp.*	3,080	220,493
San Miguel Food and Beverage, Inc.	15,960	21,917
Sao Martinho SA	5,300	36,671
Saudia Dairy & Foodstuff Co.	1,166	50,532
Savola Group (The)	6,215	56,486
Sawit Sumbermas Sarana Tbk. PT	1,903,000	132,980
Sichuan Teway Food Group Co. Ltd., Class A	5,300	17,485
Sime Darby Plantation Bhd.	61,003	51,449
SLC Agricola SA	48,400	419,102
Standard Foods Corp.	14,652	27,077

Investments	Shares	Value ($)
Taiwan TEA Corp.*	8,000	6,069
Tata Consumer Products Ltd.	11,679	113,828
Thai Union Group PCL, NVDR	32,700	20,526
Thaifoods Group PCL, NVDR	1,408,000	209,752
Tiger Brands Ltd.(c)	3,445	40,812
Tingyi Cayman Islands Holding Corp.	74,000	153,171
Toly Bread Co. Ltd., Class A	5,300	21,673
Tongwei Co. Ltd., Class A	5,500	32,272
Ulker Biskuvi Sanayi A/S	64,955	83,182
Uni-President China Holdings Ltd.	3,000	2,828
Uni-President Enterprises Corp.	165,000	401,021
Universal Robina Corp.	16,800	41,856
Want Want China Holdings Ltd.	110,000	107,636
Yihai International Holding Ltd.*(c)	7,000	29,759
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	5,100	14,871
Zhou Hei Ya International Holdings Co. Ltd.(a)	14,000	9,785

		9,555,595

Gas Utilities - 0.6%
Adani Total Gas Ltd.	5,391	131,574
Aygaz A/S	54,670	96,662
Beijing Enterprises Holdings Ltd.	16,000	54,376
China Gas Holdings Ltd.	88,000	149,421
China Resources Gas Group Ltd.	34,000	170,053
Daesung Holdings Co. Ltd.	1,485	58,944
ENN Energy Holdings Ltd.	14,500	229,842
GAIL India Ltd.	67,320	130,179
Grupo Energia Bogota SA ESP	102,740	68,285
Gujarat Gas Ltd.	2,679	24,149
Gujarat State Petronet Ltd.	14,375	57,955
Indraprastha Gas Ltd.	4,564	24,024
Korea Gas Corp.*	999	29,046
Kunlun Energy Co. Ltd.	130,000	134,042
Mahanagar Gas Ltd.(a)	1,456	15,987
National Gas & Industrialization Co.	1,155	16,624
Perusahaan Gas Negara Tbk. PT*	155,100	14,882
Petronas Gas Bhd.	16,500	66,938
Towngas Smart Energy Co. Ltd.*	495,000	363,749
Zhongyu Energy Holdings Ltd.	55,000	57,274

		1,894,006

Health Care Equipment & Supplies - 0.3%
AK Medical Holdings Ltd.(a)(c)	24,000	16,805
DIO Corp.*	520	14,688
Eoflow Co. Ltd.*	1,734	31,933
Hartalega Holdings Bhd.	75,800	106,488
Humasis Co. Ltd.*	2,650	62,431
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,300	24,829
Kangji Medical Holdings Ltd.	25,000	27,284
Kossan Rubber Industries Bhd.	22,800	9,805
Lifetech Scientific Corp.*(c)	110,000	45,424
Microport Scientific Corp.(c)	11,498	32,809
Osstem Implant Co. Ltd.*‡(b)	318	18,821
Peijia Medical Ltd.*(a)	21,000	29,786

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Poly Medicure Ltd.	3,604	43,520
SD Biosensor, Inc.*	1,595	80,048
Shandong Pharmaceutical Glass Co. Ltd., Class A	4,700	25,526
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,000	44,045
Sri Trang Gloves Thailand PCL, NVDR	66,400	57,834
St Shine Optical Co. Ltd.	2,000	20,637
Suheung Co. Ltd.*	2,640	86,394
Supermax Corp. Bhd.	5,761	1,624
TaiDoc Technology Corp.	28,000	188,250
Top Glove Corp. Bhd.	120,100	61,119
Venus MedTech Hangzhou, Inc., Class H*(a)(c)	18,500	71,295

		1,101,395

Health Care Providers & Services - 0.7%
Al Hammadi Co. for Development and Investment	3,740	41,817
Apollo Hospitals Enterprise Ltd.	1,800	107,518
Bangkok Chain Hospital PCL, NVDR	64,800	36,395
Bangkok Dusit Medical Services PCL, NVDR	113,400	76,293
Bumrungrad Hospital PCL, NVDR	11,300	47,854
Celltrion Healthcare Co. Ltd.	1,473	76,369
Chabiotech Co. Ltd.*	3,303	45,757
Chularat Hospital PCL, NVDR	326,900	32,400
Cleopatra Hospital*	33,041	10,243
CM Hospitalar SA*	11,000	36,770
Dallah Healthcare Co.	2,544	58,855
Diagnosticos da America SA*	990	5,433
Dr Lal PathLabs Ltd.(a)	430	17,117
Dr Sulaiman Al Habib Medical Services Group Co.	1,760	77,401
Fleury SA	3,600	13,708
Fortis Healthcare Ltd.*	16,725	60,582
Genertec Universal Medical Group Co. Ltd.(a)(c)	427,500	308,664
Hapvida Participacoes e Investimentos SA(a)	26,900	64,134
HLB Life Science CO Ltd.*	3,795	34,944
Huadong Medicine Co. Ltd., Class A	5,300	30,474
Hygeia Healthcare Holdings Co. Ltd.(a)	6,400	28,768
IHH Healthcare Bhd.	66,000	101,708
Jinxin Fertility Group Ltd.*(a)(c)	12,000	11,942
Kora Saude Participacoes SA*	39,105	31,446
KPJ Healthcare Bhd.	14,124	3,510
Life Healthcare Group Holdings Ltd.	11,932	17,431
Max Healthcare Institute Ltd.*	3,575	17,604
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,400	10,544
Metro Healthcare Indonesia TBK PT*	641,300	23,633
Metropolis Healthcare Ltd.(a)	1,540	51,863

Investments	Shares	Value ($)
Mitra Keluarga Karyasehat Tbk. PT(a)	100,200	17,557
Mouwasat Medical Services Co.	688	36,381
Netcare Ltd.	79,319	75,986
Notre Dame Intermedica Participacoes SA	12,144	162,835
Odontoprev SA	4,900	11,516
Ping An Healthcare and Technology Co. Ltd.*(a)(c)	5,500	17,422
Qualicorp Consultoria e Corretora de Seguros SA	3,700	12,821
Rede D’Or Sao Luiz SA(a)	16,500	137,718
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	13,940
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	23,500	45,749
Sinopharm Group Co. Ltd., Class H	44,000	98,072
Xian International Medical Investment Co. Ltd., Class A*	16,500	18,327

		2,129,501

Health Care Technology - 0.0%(e)
Alibaba Health Information Technology Ltd.*(c)	84,000	62,804
Yidu Tech, Inc.*(a)	5,100	9,510

		72,314

Hotels, Restaurants & Leisure - 0.7%
Alsea SAB de CV*	27,500	56,348
Ananti, Inc.*	2,798	20,239
Asset World Corp. PCL, NVDR*	342,400	50,391
Berjaya Sports Toto Bhd.	409,013	185,671
Bloomberry Resorts Corp.*	236,200	29,053
Central Plaza Hotel PCL*	1,600	1,682
Central Plaza Hotel PCL, NVDR*	33,200	34,900
DoubleUGames Co. Ltd.*	4,117	170,759
Genting Bhd.	77,000	80,394
Genting Malaysia Bhd.	61,100	39,852
Grand Korea Leisure Co. Ltd.*	1,040	11,431
Haidilao International Holding Ltd.(a)(c)	13,164	28,328
Hana Tour Service, Inc.*	403	22,833
Huazhu Group Ltd.*	33,000	126,540
Indian Hotels Co. Ltd.	29,233	84,460
Jiumaojiu International Holdings Ltd.(a)	6,000	12,835
Jollibee Foods Corp.	10,380	48,871
Jubilant Foodworks Ltd.	1,760	79,819
Kangwon Land, Inc.*	2,365	48,654
Leejam Sports Co. JSC	1,925	60,953
Lotte Tour Development Co. Ltd.*	1,961	23,913
Magnum Bhd.	19,594	8,801
Minor International PCL, NVDR*	77,800	71,269
MK Restaurants Group PCL, NVDR	21,300	33,426
OPAP SA	4,417	65,260
Paradise Co. Ltd.*	421	5,221
Seera Group Holding*	11,330	59,369
Shenzhen Overseas Chinese Town Co. Ltd., Class A	22,200	26,890

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Tongcheng Travel Holdings Ltd.*(a)(c)	18,800	38,431
Travellers International Hotel Group, Inc.*‡(b)	209,900	11,159
Trip.com Group Ltd.*(c)	8,250	211,605
Viva China Holdings Ltd.	1,592,000	265,417
Yum China Holdings, Inc.	7,975	384,156

		2,398,930

Household Durables - 1.3%
Amber Enterprises India Ltd.*	935	45,233
AmTRAN Technology Co. Ltd.	324,767	189,741
Arcelik A/S	4,982	19,107
Bajaj Electricals Ltd.*	2,173	34,836
Beijing Roborock Technology Co. Ltd., Class A	275	38,299
Coway Co. Ltd.*	1,321	76,159
Crompton Greaves Consumer Electricals Ltd.	15,345	87,282
Cuckoo Holdings Co. Ltd.*	6,050	86,572
Cyrela Brazil Realty SA Empreendimentos e Participacoes	131,400	432,556
Dixon Technologies India Ltd.(a)	705	41,638
Ecovacs Robotics Co. Ltd., Class A	1,500	31,813
Gree Electric Appliances, Inc. of Zhuhai, Class A	16,500	98,061
Haier Smart Home Co. Ltd., Class A	10,600	46,045
Haier Smart Home Co. Ltd., Class H	44,000	175,209
Hang Zhou Great Star Industrial Co. Ltd., Class A*	5,000	19,795
Hangzhou Robam Appliances Co. Ltd., Class A	5,300	28,701
Hanssem Co. Ltd.*	303	18,172
Hisense Home Appliances Group Co. Ltd.	165,000	215,837
Kinpo Electronics	50,000	26,515
LG Electronics, Inc.	3,797	401,591
LG Electronics, Inc. (Preference)	584	29,406
Lock&Lock Co. Ltd.*	728	6,099
Midea Group Co. Ltd., Class A	11,000	126,497
MRV Engenharia e Participacoes SA	138,500	349,771
NavInfo Co. Ltd., Class A*	4,700	11,629
Nien Made Enterprise Co. Ltd.	2,000	27,864
Orient Electric Ltd.	6,985	31,058
PIK Group PJSC	4,646	57,006
Q Technology Group Co. Ltd.(a)	220,000	237,280
Sampo Corp.	165,000	180,341
Skyworth Group Ltd.*	734,000	432,066
TCL Electronics Holdings Ltd.	385,000	195,029
TCL Technology Group Corp., Class A	55,700	49,090
TTK Prestige Ltd.	1,825	23,443
Vestel Beyaz Esya Sanayi ve Ticaret A/S	148,445	79,005
Vestel Elektronik Sanayi ve Ticaret A/S	30,645	55,234

Investments	Shares	Value ($)
Whirlpool of India Ltd.	674	16,718
Zinus, Inc.*	770	42,540

		4,063,238

Household Products - 0.0%(e)
Blue Moon Group Holdings Ltd.(a)(c)	26,500	22,974
C&S Paper Co. Ltd., Class A	5,000	11,641
Kimberly-Clark de Mexico SAB de CV, Class A	27,000	38,965
Unilever Indonesia Tbk. PT	75,200	21,072
Vinda International Holdings Ltd.	3,000	8,041

		102,693

Independent Power and Renewable Electricity Producers - 1.3%
Aboitiz Power Corp.	34,200	23,683
AC Energy Corp.	196,100	36,700
Adani Green Energy Ltd.*	7,920	199,304
Adani Power Ltd.*	16,869	24,019
AES Brasil Energia SA	5,300	11,788
Aksa Enerji Uretim A/S*	142,120	132,527
Banpu Power PCL, NVDR	59,300	30,100
Canvest Environmental Protection Group Co. Ltd.(a)	275,000	140,717
CGN Power Co. Ltd., Class A	104,500	47,281
CGN Power Co. Ltd., Class H(a)	385,000	106,155
China Datang Corp. Renewable Power Co. Ltd., Class H(c)	1,155,000	466,589
China Longyuan Power Group Corp. Ltd., Class H	55,000	111,022
China National Nuclear Power Co. Ltd., Class A	42,300	46,850
China Power International Development Ltd.	165,000	81,468
China Resources Power Holdings Co. Ltd.(c)	54,000	131,026
China Yangtze Power Co. Ltd., Class A	38,500	132,580
Cia Energetica de Sao Paulo (Preference), Class B	10,600	46,492
Colbun SA	9	1
Datang International Power Generation Co. Ltd., Class H	212,000	39,694
Electricity Generating PCL, NVDR	3,400	17,360
Energy Absolute PCL, NVDR	45,500	121,966
Eneva SA*	22,000	54,731
Engie Brasil Energia SA	10,000	76,648
First Gen Corp.	29,500	16,204
Global Power Synergy PCL, NVDR	24,700	58,050
Guangxi Guiguan Electric Power Co. Ltd., Class A	15,000	12,843
Gulf Energy Development PCL, NVDR	116,200	171,011
Huadian Power International Corp. Ltd., Class A	26,500	17,444
Huaneng Lancang River Hydropower, Inc., Class A	23,500	21,930
Huaneng Power International, Inc., Class A	24,300	28,250

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Huaneng Power International, Inc., Class H	112,000	58,890
Hub Power Co. Ltd. (The)	504,515	215,702
Hubei Energy Group Co. Ltd., Class A	23,500	16,318
JSW Energy Ltd.	8,692	35,695
Malakoff Corp. Bhd.	951,500	165,953
Mega First Corp. Bhd.	291,500	245,848
NHPC Ltd.	79,420	31,929
NLC India Ltd.	107,085	95,788
NTPC Ltd.	161,004	306,484
OGK-2 PJSC	11,431,280	87,295
Omega Energia SA	11,994	26,156
Ratch Group PCL, NVDR	30,900	41,299
SDIC Power Holdings Co. Ltd., Class A	23,500	36,919
Shanghai Electric Power Co. Ltd., Class A	14,100	26,958
Shenzhen Energy Group Co. Ltd., Class A	10,600	11,540
Sichuan Chuantou Energy Co. Ltd., Class A	9,400	16,392
Super Energy Corp. PCL, NVDR	1,446,900	41,284
Taiwan Cogeneration Corp.	3,000	3,996
Terna Energy SA	933	13,534
TPI Polene Power PCL, NVDR	1,406,100	174,839
Unipro PJSC	5,337,000	166,278

		4,223,530

Industrial Conglomerates - 1.6%
3M India Ltd.*	69	23,107
Aamal Co.	21,949	6,589
Aboitiz Equity Ventures, Inc.	84,290	104,174
AG Anadolu Grubu Holding A/S	64,625	182,379
Alfa SAB de CV, Class A	88,000	63,968
Alliance Global Group, Inc.	157,700	39,599
AntarChile SA	1,696	14,760
Ayala Corp.	5,500	93,870
Bidvest Group Ltd. (The)	12,155	147,479
China Baoan Group Co. Ltd., Class A	5,500	11,069
CITIC Ltd.	220,000	245,462
CJ Corp.*	564	37,148
DMCI Holdings, Inc.	280,500	46,608
Doosan Co. Ltd.*	629	50,403
Dubai Investments PJSC	1,048,226	650,673
Enka Insaat ve Sanayi A/S	50,808	59,309
Far Eastern New Century Corp.	133,000	137,715
Fosun International Ltd.	82,500	93,424
Godrej Industries Ltd.*	3,377	27,716
Grupo Carso SAB de CV, Series A1(c)	11,100	31,012
GT Capital Holdings, Inc.	2,280	25,495
Hanwha Corp.*	1,692	41,405
Hanwha Corp. (3rd Preference)*	1,425	17,613
HAP Seng Consolidated Bhd.	11,900	21,608
Hong Leong Industries Bhd.	34,200	75,746
Hyosung Corp.*	201	13,572
Industries Qatar QSC	37,455	173,130

Investments	Shares	Value ($)
JG Summit Holdings, Inc.	66,111	81,058
KAP Industrial Holdings Ltd.	1,117,160	308,356
KOC Holding A/S	31,460	76,120
LG Corp.*	4,260	261,501
Lotte Corp.*	1,392	30,657
LT Group, Inc.	5,100	1,000
Mytilineos SA	4,102	69,803
National Industries Group Holding SAK*	71,610	69,506
PSG Group Ltd.*	88,260	480,096
Quinenco SA	12,939	33,700
Reunert Ltd.(c)	86,350	266,585
Samsung C&T Corp.	1,622	143,968
San Miguel Corp.	13,510	29,816
Shanghai Industrial Holdings Ltd.	207,000	305,288
Siemens Ltd.	1,416	44,124
Sime Darby Bhd.	54,600	28,047
SK, Inc.	1,300	235,628
SM Investments Corp.	8,490	158,058
Sunway Bhd.	50,749	20,734
Thoresen Thai Agencies PCL, NVDR	121,900	33,866
Turkiye Sise ve Cam Fabrikalari A/S	49,404	50,820

		5,163,764

Insurance - 3.1%
Allianz Malaysia Bhd.	27,500	82,917
Bangkok Insurance PCL, NVDR	15,800	126,229
BB Seguridade Participacoes SA	27,500	119,840
Bupa Arabia for Cooperative Insurance Co.	262	10,377
Caixa Seguridade Participacoes S/A	27,500	46,610
Cathay Financial Holding Co. Ltd.	303,000	689,577
China Development Financial Holding Corp.	550,000	359,891
China Life Insurance Co. Ltd., Class H	245,000	427,942
China Pacific Insurance Group Co. Ltd., Class A	21,000	86,635
China Pacific Insurance Group Co. Ltd., Class H	88,000	266,904
China Taiping Insurance Holdings Co. Ltd.	31,800	44,779
Co. for Cooperative Insurance (The)	974	20,145
DB Insurance Co. Ltd.*	2,014	100,575
Discovery Ltd.*	7,242	72,832
Fubon Financial Holding Co. Ltd.	267,453	726,952
General Insurance Corp. of India*(a)	39	75
Hanwha General Insurance Co. Ltd.*	29,920	88,110
Hanwha Life Insurance Co. Ltd.*	12,318	30,041
HDFC Life Insurance Co. Ltd.(a)	17,875	149,101
Hyundai Marine & Fire Insurance Co. Ltd.*	2,970	62,701
ICICI Lombard General Insurance Co. Ltd.(a)	4,049	74,287

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
ICICI Prudential Life Insurance Co. Ltd.(a)	6,030	45,288
IRB Brasil Resseguros S/A*	466,451	287,249
Korean Reinsurance Co.*	39,738	334,584
Liberty Holdings Ltd.*	61,237	387,927
Max Financial Services Ltd.*	2,721	34,719
Mercuries & Associates Holding Ltd.	205,500	157,372
Mercuries Life Insurance Co. Ltd.*	111,700	37,067
Meritz Fire & Marine Insurance Co. Ltd.*	1,643	62,490
Mirae Asset Life Insurance Co. Ltd.*	30,610	94,077
Momentum Metropolitan Holdings	24,539	32,010
New China Life Insurance Co. Ltd., Class A	4,700	27,682
New China Life Insurance Co. Ltd., Class H	31,100	88,344
Old Mutual Ltd.	127,395	113,560
People’s Insurance Co. Group of China Ltd. (The), Class H	249,000	78,555
PICC Property & Casualty Co. Ltd., Class H	220,000	204,269
Ping An Insurance Group Co. of China Ltd., Class A	27,600	216,669
Ping An Insurance Group Co. of China Ltd., Class H	201,500	1,573,744
Porto Seguro SA	9,600	35,851
Qatar Insurance Co. SAQ*	803,495	578,181
Qualitas Controladora SAB de CV(c)	93,500	504,562
Rand Merchant Investment Holdings Ltd.	22,474	70,516
Samsung Fire & Marine Insurance Co. Ltd.	1,115	185,448
Samsung Life Insurance Co. Ltd.	2,821	141,343
Sanlam Ltd.	63,153	256,572
Santam Ltd.	723	12,572
SBI Life Insurance Co. Ltd.(a)	8,278	136,807
Shin Kong Financial Holding Co. Ltd.	495,000	196,655
Shinkong Insurance Co. Ltd.	107,000	183,693
Sul America SA*	10,377	49,638
Syarikat Takaful Malaysia Keluarga BHD	262,260	228,079
Tongyang Life Insurance Co. Ltd.*	23,045	113,935
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(c)	5,500	18,762

		10,074,740

Interactive Media & Services - 3.3%
AfreecaTV Co. Ltd.*	275	34,902
Autohome, Inc., Class A*(c)	5,500	42,004
Baidu, Inc., Class A*(c)	44,000	811,434
Hello Group, Inc., ADR	77,342	752,538
Hong Seng Consolidated Bhd.*	62,600	41,280
Info Edge India Ltd.	1,474	96,804
JOYY, Inc., ADR(c)	825	41,712
Kakao Corp.	6,275	442,451

Investments	Shares	Value ($)
Kanzhun Ltd., ADR*(c)	1,595	48,313
Kuaishou Technology*(a)(c)	27,500	310,178
NAVER Corp.	2,860	735,462
Tencent Holdings Ltd.	117,600	7,118,544
Weibo Corp., ADR*(c)	312	10,811
Zhihu, Inc., ADR*	1,113	4,752

		10,491,185

Internet & Direct Marketing Retail - 3.1%
Alibaba Group Holding Ltd.*	286,400	4,187,161
Americanas SA*	13,277	79,287
Baozun, Inc., Class A*(c)	8,000	30,881
Bukalapak.com PT Tbk.*	1,765,500	43,702
CJ ENM Co. Ltd.*	140	14,273
Dada Nexus Ltd., ADR*(c)	2,805	30,631
HengTen Networks Group Ltd.*(c)	30,799	9,401
Hyundai Home Shopping Network Corp.*	3,081	154,114
Interpark Corp.*	33,055	118,455
JD Health International, Inc.*(a)(c)	22,000	175,914
JD.com cash in lieu of shares*(b)	5,600	215,309
JD.com, Inc., Class A*	35,650	1,278,317
Maoyan Entertainment*(a)	22,000	28,214
Meituan, Class B*(a)	78,500	2,210,771
momo.com, Inc.	1,300	52,114
Naspers Ltd., Class N	4,345	691,509
Pinduoduo, Inc., ADR*	8,195	490,389
Vipshop Holdings Ltd., ADR*	15,015	139,790
Zomato Ltd.*	33,110	40,110

		9,990,342

IT Services - 1.6%
China TransInfo Technology Co. Ltd., Class A	4,700	9,924
Chinasoft International Ltd.*	46,000	45,660
Chindata Group Holdings Ltd., ADR*(c)	1,925	9,856
Cielo SA	481,300	208,473
Coforge Ltd.	858	55,345
Computer Age Management Services Ltd.	1,007	36,400
Danal Co. Ltd.*	2,860	23,392
DHC Software Co. Ltd., Class A	9,400	10,529
Fawry for Banking & Payment Technology Services SAE*	18,921	11,899
Firstsource Solutions Ltd.	22,385	47,591
GDS Holdings Ltd., Class A*	16,500	77,659
Happiest Minds Technologies Ltd.	2,491	38,419
HCL Technologies Ltd.	22,000	324,122
Hyundai Autoever Corp.	212	22,862
Infosys Ltd.	72,215	1,680,186
Kginicis Co. Ltd.	8,610	123,561
Kingsoft Cloud Holdings Ltd., ADR*	3,457	29,212
Larsen & Toubro Infotech Ltd.(a)	721	60,584
Locaweb Servicos de Internet SA*(a)	4,800	8,768
Lotte Data Communication Co.	1,815	54,729
Mindtree Ltd.	1,215	65,230
Mphasis Ltd.	1,925	80,137

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
My EG Services Bhd.	86,314	20,003
Persistent Systems Ltd.	1,375	81,077
Posco ICT Co. Ltd.	2,080	10,163
Samsung SDS Co. Ltd.	770	89,743
Sonata Software Ltd.	4,565	49,613
Systex Corp.	102,000	310,247
Tata Consultancy Services Ltd.	20,075	1,005,129
Tech Mahindra Ltd.	11,000	218,017
TravelSky Technology Ltd., Class H	41,000	76,662
Vnet Group, Inc., ADR*(c)	1,563	15,505
Wipro Ltd.	28,641	219,771
Yeahka Ltd.*(c)	17,600	51,688

		5,172,156

Leisure Products - 0.2%
Fusheng Precision Co. Ltd.	7,000	49,202
Giant Manufacturing Co. Ltd.	5,000	56,896
HLB, Inc.*	1,320	34,711
Johnson Health Tech Co. Ltd.	55,000	105,199
Merida Industry Co. Ltd.	5,350	55,781
O-TA Precision Industry Co. Ltd.	35,000	182,462

		484,251

Life Sciences Tools & Services - 0.3%
Cellivery Therapeutics, Inc.*	188	4,983
Divi’s Laboratories Ltd.	2,622	141,816
EirGenix, Inc.*	11,000	39,746
Genscript Biotech Corp.*	20,000	63,225
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	6,500	67,646
LegoChem Biosciences, Inc.*	1,370	50,970
Pharmaron Beijing Co. Ltd., Class H(a)	1,600	20,263
Samsung Biologics Co. Ltd.*(a)	311	190,650
Shanghai Medicilon, Inc., Class A	385	21,530
ST Pharm Co. Ltd.*	344	30,105
Viva Biotech Holdings(a)(c)	22,500	10,301
WuXi AppTec Co. Ltd., Class A	4,760	78,369
WuXi AppTec Co. Ltd., Class H(a)	7,418	105,883

		825,487

Machinery - 1.1%
AIA Engineering Ltd.	972	24,605
Airtac International Group	2,913	100,123
Ashok Leyland Ltd.	34,234	60,809
China CSSC Holdings Ltd., Class A	10,600	33,888
China International Marine Containers Group Co. Ltd., Class H(c)	15,900	28,588
CIMC Enric Holdings Ltd.(c)	48,000	58,480
CNHTC Jinan Truck Co. Ltd., Class A	1,260	2,716
CNPC Capital Co. Ltd., Class A	29,200	23,120
Creative & Innovative System*	2,703	33,185
CSBC Corp. Taiwan*	53,000	38,110
Cummins India Ltd.	2,280	28,782
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	705	11,550
Dawonsys Co. Ltd.*	1,705	40,380

Investments	Shares	Value ($)
Doosan Bobcat, Inc.*	1,272	39,094
Dufu Technology Corp. Bhd.	37,100	32,797
Escorts Ltd.	2,310	57,279
Estun Automation Co. Ltd., Class A	5,000	17,988
Haitian International Holdings Ltd.	16,000	41,757
Hiwin Technologies Corp.	5,372	50,892
HJ Shipbuilding & Construction Co. Ltd.*	1,060	6,217
Hyundai Construction Equipment Co. Ltd.	6,741	215,846
Hyundai Doosan Infracore Co. Ltd.*	58,013	282,485
Hyundai Elevator Co. Ltd.*	208	6,237
Hyundai Heavy Industries Co. Ltd.*	825	67,957
Hyundai Heavy Industries Holdings Co. Ltd.	1,430	56,761
Hyundai Mipo Dockyard Co. Ltd.	602	34,207
Hyundai Rotem Co. Ltd.*	1,766	27,248
Infore Environment Technology Group Co. Ltd., Class A	9,400	9,038
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,800	45,777
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	605	39,999
Lakshmi Machine Works Ltd.	165	24,129
LK Technology Holdings Ltd.(c)	19,500	29,559
Lonking Holdings Ltd.	880,000	256,183
Pentamaster Corp. Bhd.	21,200	20,666
People & Technology, Inc.*	9,680	317,983
Rexon Industrial Corp. Ltd.	74,000	118,128
Riyue Heavy Industry Co. Ltd., Class A	5,000	21,892
SAM KANG M&T Co. Ltd.*	1,219	16,786
Samsung Heavy Industries Co. Ltd.*	15,922	68,416
Sany Heavy Equipment International Holdings Co. Ltd.	12,000	12,527
Sany Heavy Industry Co. Ltd., Class A	16,500	52,206
Schaeffler India Ltd.	220	26,410
SFA Engineering Corp.*	1,089	30,488
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	114,700	147,275
Shin Zu Shing Co. Ltd.	83,000	273,941
Sinotruk Hong Kong Ltd.	30,500	45,139
SKF India Ltd.	624	30,410
Timken India Ltd.	605	15,632
Turk Traktor ve Ziraat Makineleri A/S	6,105	100,161
UWC Bhd.	10,600	11,827
Weichai Power Co. Ltd., Class A	17,300	42,126
Weichai Power Co. Ltd., Class H	74,000	133,242
XCMG Construction Machinery Co. Ltd., Class A	18,800	16,658
Yangzijiang Shipbuilding Holdings Ltd.	104,500	99,697
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	9,400	28,221

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	9,400	16,761
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H(c)	10,000	10,414
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	17,700	19,604
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	29,200	19,023

		3,521,419

Marine - 0.8%
Cia Sud Americana de Vapores SA	636,473	55,391
COSCO SHIPPING Holdings Co. Ltd., Class H*(c)	116,450	209,377
Evergreen Marine Corp. Taiwan Ltd.	91,558	371,973
Far-Eastern Shipping Co. plc*	302,500	108,938
HMM Co. Ltd.*	12,375	224,813
Korea Line Corp.*	81,290	144,306
MISC Bhd.	60,500	100,604
Orient Overseas International Ltd.	6,500	160,050
Pan Ocean Co. Ltd.*	5,613	22,885
Precious Shipping PCL, NVDR	407,000	191,918
Qatar Navigation QSC	20,237	48,622
Regional Container Lines PCL, NVDR	104,200	131,443
Taiwan Navigation Co. Ltd.	110,000	124,973
Transcoal Pacific Tbk. PT*	32,900	23,562
U-Ming Marine Transport Corp.	14,000	26,728
Wan Hai Lines Ltd.	42,900	227,502
Wisdom Marine Lines Co. Ltd.	11,898	31,398
Yang Ming Marine Transport Corp.*	58,000	205,609

		2,410,092

Media - 0.3%
Affle India Ltd.*	2,120	37,227
Astro Malaysia Holdings Bhd.	139,200	31,927
Cheil Worldwide, Inc.	1,074	19,556
China Literature Ltd.*(a)(c)	6,200	37,291
Echo Marketing, Inc.	10,285	121,151
Elang Mahkota Teknologi Tbk. PT*	376,300	46,966
Focus Media Information Technology Co. Ltd., Class A	23,500	28,132
Grupo Televisa SAB, Series CPO	38,500	78,383
Innocean Worldwide, Inc.	3,813	157,359
Leo Group Co. Ltd., Class A	18,800	6,823
Media Nusantara Citra Tbk. PT	3,624,500	214,214
MultiChoice Group	7,645	61,793
NanJi E-Commerce Co. Ltd., Class A	4,700	4,319
Plan B Media PCL, NVDR*	207,500	49,546
Saudi Research & Media Group*	1,045	66,679
Sun TV Network Ltd.	1,889	12,601
Surya Citra Media Tbk. PT*	427,000	8,669
Zee Entertainment Enterprises Ltd.	19,580	75,974

		1,058,610

Metals & Mining - 4.6%
African Rainbow Minerals Ltd.	4,290	63,171

Investments	Shares	Value ($)
AJU Steel Co. Ltd.*	5,940	81,056
Alrosa PJSC	85,800	125,025
Aluminum Corp. of China Ltd., Class A*	26,500	21,898
Aluminum Corp. of China Ltd., Class H*	60,000	31,625
Aneka Tambang Tbk.	201,400	24,786
Angang Steel Co. Ltd., Class H	38,000	16,521
Anglo American Platinum Ltd.	2,090	250,646
AngloGold Ashanti Ltd.	13,035	241,742
APL Apollo Tubes Ltd.*	4,914	56,915
Baoshan Iron & Steel Co. Ltd., Class A	66,000	72,995
Beijing Shougang Co. Ltd., Class A	10,600	9,259
Bradespar SA (Preference)	6,186	31,256
CAP SA	2,756	31,025
Century Iron & Steel Industrial Co. Ltd.	6,000	22,866
Chengtun Mining Group Co. Ltd., Class A	10,600	14,371
Chifeng Jilong Gold Mining Co. Ltd., Class A*	10,000	22,057
China Gold International Resources Corp. Ltd.	121,000	320,440
China Hongqiao Group Ltd.(c)	55,000	61,365
China Metal Recycling Holdings Ltd.*‡(b)	51,000	—
China Molybdenum Co. Ltd., Class A	22,500	18,275
China Molybdenum Co. Ltd., Class H	57,000	28,948
China Nonferrous Mining Corp. Ltd.(c)	495,000	192,349
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	5,300	30,957
China Oriental Group Co. Ltd.	550,000	160,820
China Steel Corp.	440,000	532,322
China Zhongwang Holdings Ltd.*‡(b)(c)	699,600	144,956
Chung Hung Steel Corp.	23,000	30,596
Cia Siderurgica Nacional SA	22,000	105,815
Citic Pacific Special Steel Group Co. Ltd., Class A	10,600	36,136
Dongkuk Steel Mill Co. Ltd.*	2,067	25,119
DRDGOLD Ltd.	209,428	163,129
Eregli Demir ve Celik Fabrikalari TAS	45,320	92,157
Feng Hsin Steel Co. Ltd.	16,000	47,746
Ganfeng Lithium Co. Ltd., Class A	2,600	54,713
Ganfeng Lithium Co. Ltd., Class H(a)	5,200	81,626
GEM Co. Ltd., Class A	5,300	7,311
Gerdau SA (Preference)	35,700	187,173
Gold Fields Ltd.	32,534	339,409
Grupo Mexico SAB de CV, Series B	110,000	471,931
Harmony Gold Mining Co. Ltd.	18,648	66,504
Henan Shenhuo Coal & Power Co. Ltd., Class A	5,500	9,263

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hesteel Co. Ltd., Class A	37,600	14,059
Hindalco Industries Ltd.	51,370	336,661
Hindustan Copper Ltd.	16,483	27,290
Hsin Kuang Steel Co. Ltd.	110,000	206,443
Hunan Valin Steel Co. Ltd., Class A	23,500	20,305
Hyundai Steel Co.	3,438	110,940
Impala Platinum Holdings Ltd.	27,805	420,813
Industrias Penoles SAB de CV	2,325	24,883
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	70,500	25,917
Inner Mongolia ERDOS Resources Co. Ltd., Class A	5,300	18,593
Inner Mongolia ERDOS Resources Co. Ltd., Class B	5,300	10,870
Jiangxi Copper Co. Ltd., Class A	9,400	29,801
Jiangxi Copper Co. Ltd., Class H	18,000	29,086
Jinchuan Group International Resources Co. Ltd.	144,000	25,485
Jindal Stainless Ltd.*	74,305	202,037
Jindal Steel & Power Ltd.*	14,485	74,927
JSW Steel Ltd.	31,955	269,330
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A*	122,870	94,427
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D*	364,287	324,221
Korea Zinc Co. Ltd.*	440	185,782
Koza Altin Isletmeleri A/S*	2,182	20,835
Koza Anadolu Metal Madencilik Isletmeleri A/S*	96,305	165,539
Kumba Iron Ore Ltd.	2,200	76,892
Maanshan Iron & Steel Co. Ltd., Class A	21,200	13,189
Maanshan Iron & Steel Co. Ltd., Class H	110,000	42,885
Magnitogorsk Iron & Steel Works PJSC	45,174	35,530
Merdeka Copper Gold Tbk. PT*	278,000	70,360
Metalurgica Gerdau SA (Preference)	22,200	48,372
MMC Norilsk Nickel PJSC	2,090	585,824
MMG Ltd.*	164,000	52,370
National Aluminium Co. Ltd.	23,045	33,615
Nickel Asia Corp.	2,339,700	269,886
NMDC Ltd.	36,355	67,694
Northam Platinum Holdings Ltd.*	6,453	84,661
Novolipetsk Steel PJSC	51,150	140,584
Polyus PJSC	1,155	180,424
Poongsan Corp.*	8,001	196,458
POSCO	2,585	568,250
Press Metal Aluminium Holdings Bhd.	66,000	97,135
Qatar Aluminum Manufacturing Co.	42,858	23,177
Raspadskaya OJSC	4,240	22,777
Royal Bafokeng Platinum Ltd.(c)	5,141	54,211
Sansteel Minguang Co. Ltd. Fujian, Class A	14,100	15,329
Saudi Arabian Mining Co.*	7,498	183,658

Investments	Shares	Value ($)
Seah Besteel Corp.*	6,490	81,024
Severstal PAO	5,995	116,233
Shandong Gold Mining Co. Ltd., Class A	5,100	15,023
Shandong Gold Mining Co. Ltd., Class H(a)(c)	13,650	22,897
Shandong Nanshan Aluminum Co. Ltd., Class A	42,400	28,576
Shanxi Meijin Energy Co. Ltd., Class A*	16,500	34,502
Shanxi Taigang Stainless Steel Co. Ltd., Class A	15,900	16,961
Shougang Fushan Resources Group Ltd.(c)	1,546,000	471,876
Sibanye Stillwater Ltd.	82,995	303,278
Steel Authority of India Ltd.	51,824	68,372
TA Chen Stainless Pipe*	69,793	110,659
Tata Steel Ltd.	26,950	392,048
Tiangong International Co. Ltd.	52,000	25,675
Tianshan Aluminum Group Co. Ltd., Class A	10,600	13,705
Tung Ho Steel Enterprise Corp.	10,050	24,390
United Co. RUSAL International PJSC*	75,100	69,976
Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	12,400	37,293
Vale Indonesia Tbk. PT	58,300	19,093
Vale SA	134,056	2,041,641
Vedanta Ltd.	43,340	186,869
Volcan Cia Minera SAA, Class B*	151,729	27,678
VSMPO-AVISMA Corp. PJSC*	53	32,518
Xiamen Tungsten Co. Ltd., Class A	3,900	11,947
YC INOX Co. Ltd.	165,000	177,078
Young Poong Corp.*	348	178,691
Yunnan Copper Co. Ltd., Class A	9,400	17,647
Zhaojin Mining Industry Co. Ltd., Class H(c)	75,000	59,923
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,800	43,271
Zijin Mining Group Co. Ltd., Class A	35,900	55,046
Zijin Mining Group Co. Ltd., Class H	110,000	140,506

		14,652,195

Multiline Retail - 0.2%
Central Retail Corp. PCL, NVDR	81,475	83,200
El Puerto de Liverpool SAB de CV, Class C1(c)	2,700	12,355
Falabella SA	17,106	61,047
Golden Eagle Retail Group Ltd.	170,000	126,450
Hyundai Department Store Co. Ltd.*	760	45,077
Lojas Renner SA	18,150	96,116
Lotte Shopping Co. Ltd.*	211	13,950
Magazine Luiza SA*	38,500	50,753
MINISO Group Holding Ltd., ADR(c)	954	9,683

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Mitra Adiperkasa Tbk. PT*	154,600	8,385
Shinsegae, Inc.	212	40,800
Woolworths Holdings Ltd.	13,035	44,548

		592,364

Multi-Utilities - 0.0%(e)
Qatar Electricity & Water Co. QSC	9,684	47,396
SPIC Dongfang New Energy Corp., Class A	25,000	17,124
YTL Corp. Bhd.	78,870	10,458
YTL Power International Bhd.	1,531	229

		75,207

Oil, Gas & Consumable Fuels - 4.9%
Adaro Energy Tbk. PT	428,300	66,708
Aegis Logistics Ltd.	7	19
AKR Corporindo Tbk. PT	748,500	37,992
Aldrees Petroleum and Transport Services Co.	2,365	49,293
Bangchak Corp. PCL, NVDR	141,400	117,851
Banpu PCL, NVDR	16,200	5,401
Bashneft PJSC*	1,305	23,523
Bashneft PJSC (Preference)	1,163	15,330
Bayan Resources Tbk. PT	22,000	56,293
Bharat Petroleum Corp. Ltd.	31,884	169,648
Bukit Asam Tbk. PT	106,000	21,005
China Coal Energy Co. Ltd., Class A	23,500	22,077
China Coal Energy Co. Ltd., Class H	83,000	46,197
China Petroleum & Chemical Corp., Class A	117,500	77,345
China Petroleum & Chemical Corp., Class H	836,000	437,430
China Shenhua Energy Co. Ltd., Class A	22,000	77,903
China Shenhua Energy Co. Ltd., Class H	110,000	269,161
China Suntien Green Energy Corp. Ltd., Class H	50,000	30,330
Coal India Ltd.	83,655	179,143
Cosan SA	39,664	177,554
Dana Gas PJSC	166,367	46,200
Ecopetrol SA	164,395	121,149
Empresas COPEC SA	14,795	124,496
Exxaro Resources Ltd.	9,631	103,382
Formosa Petrochemical Corp.	29,000	100,198
Gazprom PJSC	412,500	1,764,184
GS Holdings Corp.*	2,530	80,486
Guanghui Energy Co. Ltd., Class A*	37,100	33,630
Hellenic Petroleum Holdings SA	3,199	23,632
Hindustan Petroleum Corp. Ltd.	26,455	111,354
Indian Oil Corp. Ltd.	80,630	135,279
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	5,300	12,190
Inner Mongolia Yitai Coal Co. Ltd., Class B	517,000	476,674
LUKOIL PJSC	12,265	1,081,975
Mari Petroleum Co. Ltd.	1,984	19,107

Investments	Shares	Value ($)
Medco Energi Internasional Tbk. PT*	2,444,440	94,331
MOL Hungarian Oil & Gas plc	20,405	176,730
Motor Oil Hellas Corinth Refineries SA	2,820	44,953
Novatek PJSC	20,020	423,480
Oil & Natural Gas Corp. Ltd.	126,280	292,083
Oil India Ltd.	21,175	68,003
Pakistan Oilfields Ltd.	50,215	111,792
Pakistan Petroleum Ltd.	29,830	13,453
Pakistan State Oil Co. Ltd.	112,970	120,221
Petro Rio SA*	16,500	74,328
PetroChina Co. Ltd., Class H	726,000	360,321
Petroleo Brasileiro SA	126,500	840,236
Petroleo Brasileiro SA (Preference)	160,300	976,592
Petronas Dagangan Bhd.	6,600	30,591
Petronet LNG Ltd.	28,756	82,369
PTT Exploration & Production PCL	469	1,824
PTT Exploration & Production PCL, NVDR	55,131	214,431
PTT PCL, NVDR	270,700	317,084
Qatar Fuel QSC	9,120	47,591
Qatar Gas Transport Co. Ltd.	60,844	60,326
Reliance Industries Ltd.	67,100	2,146,013
Rosneft Oil Co. PJSC	72,122	533,666
Rosneft Oil Co. PJSC, GDR(a)	1,920	14,227
Saudi Arabian Oil Co.(a)	37,565	373,958
Semirara Mining & Power Corp.	91,700	45,063
Shaanxi Coal Industry Co. Ltd., Class A	27,500	54,176
Shanxi Coking Coal Energy Group Co. Ltd., Class A	22,000	26,786
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	15,900	30,200
Siamgas & Petrochemicals PCL, NVDR	182,600	71,296
SK Discovery Co. Ltd.*	5,885	192,831
SK Gas Ltd.*	1,302	125,826
SK Innovation Co. Ltd.*	884	158,394
S-Oil Corp.	1,706	127,366
Surgutneftegas PJSC	319,000	149,224
Surgutneftegas PJSC (Preference)	225,500	108,690
Tatneft PJSC	22,094	141,267
Tatneft PJSC, ADR	4,806	184,454
Tatneft PJSC (Preference)	3,870	22,420
Thungela Resources Ltd.*(c)	67,650	410,798
Transneft PJSC (Preference)	55	105,286
Turkiye Petrol Rafinerileri A/S*	660	8,423
Ultrapar Participacoes SA	15,900	45,245
United Tractors Tbk. PT	44,000	70,748
Yankuang Energy Group Co. Ltd., Class A	5,300	19,242
Yankuang Energy Group Co. Ltd., Class H(c)	52,000	109,634

		15,740,111

Paper & Forest Products - 0.2%
Century Textiles & Industries Ltd.	4,455	51,704

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Empresas CMPC SA	26,895	49,496
Indah Kiat Pulp & Paper Tbk. PT	90,900	48,035
Kuk-il Paper Manufacturing Co. Ltd.*	2,756	8,070
Lee & Man Paper Manufacturing Ltd.	47,000	32,067
Nine Dragons Paper Holdings Ltd.	55,000	54,735
Pabrik Kertas Tjiwi Kimia Tbk. PT	53,800	26,279
Sappi Ltd.*	17,215	47,583
Shandong Chenming Paper Holdings Ltd., Class A	21,200	22,315
Shandong Chenming Paper Holdings Ltd., Class B	15,900	6,974
Shandong Sun Paper Industry JSC Ltd., Class A	9,400	16,421
Suzano SA	27,500	306,591
YFY, Inc.	47,000	55,510

		725,780

Personal Products - 0.5%
Amorepacific Corp.*	607	78,046
AMOREPACIFIC Group*	611	20,679
Colgate-Palmolive India Ltd.	3,836	73,227
Cosmax, Inc.*	107	6,302
Dabur India Ltd.	12,155	87,429
Emami Ltd.	4,717	31,498
Gillette India Ltd.	103	7,289
Godrej Consumer Products Ltd.*	9,039	107,600
Grape King Bio Ltd.	8,000	44,870
Hengan International Group Co. Ltd.(c)	18,000	87,951
Hindustan Unilever Ltd.	18,040	549,679
Hyundai Bioscience Co. Ltd.*	1,007	24,308
Kolmar Korea Co. Ltd.*	142	4,087
LG Household & Health Care Ltd.	165	133,451
LG Household & Health Care Ltd. (Preference)	43	19,547
Marico Ltd.	9,900	64,019
Microbio Co. Ltd.*	18,669	41,011
Natura & Co. Holding SA*	11,558	49,410
TCI Co. Ltd.	7,000	48,447
Yatsen Holding Ltd., ADR*(c)	20,881	34,454

		1,513,304

Pharmaceuticals - 1.4%
Ajanta Pharma Ltd.	384	11,325
Alembic Pharmaceuticals Ltd.	4,730	47,967
Alkem Laboratories Ltd.	516	24,473
Apeloa Pharmaceutical Co. Ltd., Class A	4,700	20,726
Aspen Pharmacare Holdings Ltd.	5,610	75,037
AstraZeneca Pharma India Ltd.	235	8,806
Asymchem Laboratories Tianjin Co. Ltd., Class A	700	35,793
Aurobindo Pharma Ltd.	2,889	24,563
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	20,000	31,343
Binex Co. Ltd.*	1,942	23,037
Bukwang Pharmaceutical Co. Ltd.	1,431	12,583
Cadila Healthcare Ltd.	4,844	26,387

Investments	Shares	Value ($)
CanSino Biologics, Inc., Class A*	318	12,793
CanSino Biologics, Inc., Class H*(a)(c)	800	13,338
Celltrion Pharm, Inc.*	460	31,519
Center Laboratories, Inc.	9,088	18,820
Changchun High & New Technology Industry Group, Inc., Class A	600	16,453
China Medical System Holdings Ltd.	28,000	46,610
China Resources Pharmaceutical Group Ltd.(a)	26,500	12,914
China Traditional Chinese Medicine Holdings Co. Ltd.	1,220,000	708,761
Chong Kun Dang Pharmaceutical Corp.*	102	7,810
Cipla Ltd.	9,054	114,657
CSPC Pharmaceutical Group Ltd.	178,080	215,819
Daewoong Co. Ltd.*	339	6,876
Daewoong Pharmaceutical Co. Ltd.*	49	5,304
Dong-A Socio Holdings Co. Ltd.	104	8,532
Dong-A ST Co. Ltd.*	94	5,092
DongKook Pharmaceutical Co. Ltd.*	30	498
Dr Reddy’s Laboratories Ltd.	2,200	126,854
Enzychem Lifesciences Corp.*	927	35,796
Genomma Lab Internacional SAB de CV, Class B	12,000	11,908
Gland Pharma Ltd.*(a)	1,265	58,114
GlaxoSmithKline Pharmaceuticals Ltd.	1,140	23,883
Glenmark Pharmaceuticals Ltd.	8,121	52,950
Grand Pharmaceutical Group Ltd.(c)	24,000	17,021
Granules India Ltd.	9,381	38,229
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	30,563
Hanall Biopharma Co. Ltd.*	919	13,341
Hanmi Pharm Co. Ltd.*	99	20,285
Hanmi Science Co. Ltd.*	658	24,508
Hansoh Pharmaceutical Group Co. Ltd.(a)	16,000	32,913
Hua Han Health Industry Holdings Ltd.*‡(b)	3,780,000	—
Huons Global Co. Ltd.	4,139	109,870
Hypera SA*	8,900	52,143
Ilyang Pharmaceutical Co. Ltd.*	795	14,805
Ipca Laboratories Ltd.	3,080	42,705
JB Chemicals & Pharmaceuticals Ltd.	2,226	51,925
Jeil Pharmaceutical Co. Ltd.*	371	8,340
JETEMA Co. Ltd.*	19	281
Jiangsu Hengrui Medicine Co. Ltd., Class A	8,400	54,039
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,700	8,639
Jubilant Pharmova Ltd.	4,141	28,809

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
JW Pharmaceutical Corp.*	243	3,880
Kalbe Farma Tbk. PT	491,100	56,001
Komipharm International Co. Ltd.*	1,425	10,781
Korea United Pharm, Inc.*	636	24,190
Laurus Labs Ltd.(a)	9,122	61,451
Livzon Pharmaceutical Group, Inc., Class H(c)	3,930	13,986
Lupin Ltd.	4,620	56,222
Luye Pharma Group Ltd.*(a)(c)	880,000	382,582
Mega Lifesciences PCL, NVDR	400	559
Mezzion Pharma Co. Ltd.*	212	32,270
Natco Pharma Ltd.	4,950	60,387
Ocumension Therapeutics*(a)	16,000	23,392
Oneness Biotech Co. Ltd.*	3,000	25,778
Oscotec, Inc.*	1,510	40,584
Pfizer Ltd.	341	20,699
Pharmally International Holding Co. Ltd.*‡(b)	2,564	3,913
Procter & Gamble Health Ltd.	636	43,115
Reyon Pharmaceutical Co. Ltd.*	1,045	24,706
Richter Gedeon Nyrt.	2,695	70,789
Sam Chun Dang Pharm Co. Ltd.	890	25,360
Sanofi India Ltd.	163	16,516
SciClone Pharmaceuticals Holdings Ltd.*(a)(c)	55,000	59,249
ScinoPharm Taiwan Ltd.	41,000	34,346
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	4,700	14,627
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,700	31,403
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	8,000	32,010
Shin Poong Pharmaceutical Co. Ltd.*	432	8,565
Sihuan Pharmaceutical Holdings Group Ltd.(c)	264,000	49,092
Sino Biopharmaceutical Ltd.	193,999	133,354
SK Biopharmaceuticals Co. Ltd.*	330	20,750
SSY Group Ltd.	110,000	48,669
Sun Pharmaceutical Industries Ltd.	22,275	249,100
Suven Pharmaceuticals Ltd.	6,784	48,806
Torrent Pharmaceuticals Ltd.	717	25,668
TTY Biopharm Co. Ltd.	15,000	36,295
United Laboratories International Holdings Ltd. (The)	440,000	249,412
Yifan Pharmaceutical Co. Ltd., Class A	4,700	12,634
Yuhan Corp.*	1,145	53,759
Yungjin Pharmaceutical Co. Ltd.*	1,602	6,213
Yunnan Baiyao Group Co. Ltd., Class A	1,100	15,601
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	700	39,286
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	4,700	15,498
Zhejiang NHU Co. Ltd., Class A	5,640	26,590

		4,633,845

Investments	Shares	Value ($)
Professional Services - 0.1%
51job, Inc., ADR*	710	35,784
Boa Vista Servicos SA	27,500	29,261
L&T Technology Services Ltd.(a)	689	43,332
Quess Corp. Ltd.(a)	3,339	32,420
TeamLease Services Ltd.*	880	50,972

		191,769

Real Estate Management & Development - 4.5%
Agile Group Holdings Ltd.(c)	46,000	24,305
Aldar Properties PJSC	62,601	70,389
Aliansce Sonae Shopping Centers sa	5,300	22,627
A-Living Smart City Services Co. Ltd.(a)	13,250	25,693
AP Thailand PCL, NVDR	540,200	165,492
Arabian Centres Co. Ltd.	1,662	10,144
Arriyadh Development Co.	2,145	15,436
Ayala Land, Inc.	93,500	65,849
Barwa Real Estate Co.	87,450	80,581
BR Malls Participacoes SA*	31,500	57,127
Brigade Enterprises Ltd.	4,730	31,683
Bumi Serpong Damai Tbk. PT*	168,600	10,609
C&D International Investment Group Ltd.(c)	270,791	514,665
Cathay Real Estate Development Co. Ltd.	33,100	22,432
Cencosud Shopping SA	11,704	13,850
Central China New Life Ltd.*(a)(c)	220,000	140,224
Central Pattana PCL, NVDR	11,500	18,738
China Aoyuan Group Ltd.(c)	713,000	142,645
China Dili Group*	100,000	24,495
China Evergrande Group	66,000	14,051
China Jinmao Holdings Group Ltd.	220,000	79,846
China Logistics Property Holdings Co. Ltd.*(a)	59,000	33,293
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	18,800	40,020
China Overseas Grand Oceans Group Ltd.	849,000	504,116
China Overseas Land & Investment Ltd.	118,500	348,773
China Overseas Property Holdings Ltd.(c)	50,000	57,775
China Resources Land Ltd.	102,000	491,193
China Resources Mixc Lifestyle Services Ltd.(a)	10,600	62,057
China SCE Group Holdings Ltd.(c)	744,000	166,021
China Vanke Co. Ltd., Class A	33,000	105,397
China Vanke Co. Ltd., Class H	58,100	149,766
Chong Hong Construction Co. Ltd.	112,000	298,382
CIFI Ever Sunshine Services Group Ltd.(a)(c)	10,000	17,929
CIFI Holdings Group Co. Ltd.	139,801	91,258
Ciputra Development Tbk. PT	179,449	10,918
Commercial Real Estate Co. KSC	47,355	19,542
Corp. Inmobiliaria Vesta SAB de CV	23,200	43,897

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Country Garden Holdings Co. Ltd.(c)	238,813	195,704
Country Garden Services Holdings Co. Ltd.	40,887	240,418
Dar Al Arkan Real Estate Development Co.*	8,271	22,706
DLF Ltd.	15,220	79,728
Dongwon Development Co. Ltd.*	12,595	49,784
Eco World Development Group Bhd.	176,000	38,896
Emaar Development PJSC*	39,052	45,718
Emaar Economic City*	23,375	80,369
Emaar Properties PJSC	118,085	156,244
Evergrande Property Services Group Ltd.*(a)	188,500	61,403
Gemdale Corp., Class A	14,100	28,797
Gemdale Properties & Investment Corp. Ltd.	2,860,000	319,100
Godrej Properties Ltd.*	1,507	34,637
Greenland Holdings Corp. Ltd., Class A	29,610	20,328
Greentown China Holdings Ltd.(c)	26,500	43,637
Greentown Service Group Co. Ltd.(a)(c)	30,000	32,933
Guangzhou R&F Properties Co. Ltd., Class H(c)	834,400	370,248
Hanson International Tbk. PT*‡(b)	2,409,275	4,188
Highwealth Construction Corp.	32,500	54,685
Hopson Development Holdings Ltd.(c)	25,079	52,361
Huaku Development Co. Ltd.	110,000	359,891
Huijing Holdings Co. Ltd.(c)	326,000	80,689
Indiabulls Real Estate Ltd.*	21,560	41,561
IOI Properties Group Bhd.	52,800	12,867
Jiayuan International Group Ltd.(c)	573,243	199,228
Jinke Properties Group Co. Ltd., Class A	14,100	9,968
Kaisa Group Holdings Ltd.*	119,714	13,510
KE Holdings, Inc., ADR*	8,745	190,554
Kindom Development Co. Ltd.	182,400	232,804
King’s Town Construction Co. Ltd.*	55,000	74,944
Korea Real Estate Investment & Trust Co. Ltd.*	76,745	148,333
KWG Group Holdings Ltd.	26,500	14,410
KWG Living Group Holdings Ltd.(a)	53,000	23,246
LAMDA Development SA*	1,368	10,765
Logan Group Co. Ltd.(c)	29,000	18,038
Longfor Group Holdings Ltd.(d)	53,500	319,043
LSR Group PJSC	21,295	180,499
LVGEM China Real Estate Investment Co. Ltd.*(c)	330,000	62,212
Mabanee Co. KPSC	18,444	50,235
Macrotech Developers Ltd.*(a)	825	14,308
Mah Sing Group Bhd.	616,000	99,343
MBK PCL, NVDR*	90,344	34,732
Megaworld Corp.	444,200	26,927

Investments	Shares	Value ($)
Midea Real Estate Holding Ltd.(a)(c)	119,400	175,481
Multiplan Empreendimentos Imobiliarios SA*	500	2,024
National Real Estate Co. KPSC*	9,515	7,068
NEPI Rockcastle plc	7,156	48,450
Oberoi Realty Ltd.*	2,915	35,774
Origin Property PCL, NVDR	540,500	186,687
OSK Holdings Bhd.	572,000	117,530
Pakuwon Jati Tbk. PT*	534,400	15,978
Parque Arauco SA*	15,651	18,128
Phoenix Mills Ltd. (The)	5,214	69,585
Poly Developments and Holdings Group Co. Ltd., Class A	38,500	94,959
Poly Property Group Co. Ltd.	880,000	231,355
Powerlong Real Estate Holdings Ltd.	41,000	22,767
Prestige Estates Projects Ltd.	6,042	39,536
Prince Housing & Development Corp.	50,000	23,190
Pruksa Holding PCL, NVDR	356,700	155,343
Quality Houses PCL, NVDR	2,423,500	171,781
Radiance Holdings Group Co. Ltd.*(a)(c)	330,000	185,366
Redco Properties Group Ltd.(a)(c)	492,000	169,099
Redsun Properties Group Ltd.(c)	476,000	161,769
RiseSun Real Estate Development Co. Ltd., Class A	9,400	6,586
Robinsons Land Corp.	1,029,606	369,628
Ruentex Development Co. Ltd.	21,600	49,469
Salhia Real Estate Co. KSCP	30,415	53,319
Saudi Real Estate Co.*	2,226	12,566
Seazen Group Ltd.*(c)	83,808	56,642
Seazen Holdings Co. Ltd., Class A	4,700	24,551
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	137,500	122,925
Shanghai Lingang Holdings Corp. Ltd., Class A	5,640	12,803
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	15,900	26,328
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	17,540	16,084
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,700	10,101
Shenzhen Investment Ltd.	1,199,930	281,611
Shimao Group Holdings Ltd.(c)	32,000	23,474
Shimao Services Holdings Ltd.(a)(c)	11,000	8,732
Shinsun Holdings Group Co. Ltd.*(a)	165,000	22,642
Shoucheng Holdings Ltd.(c)	110,000	20,173
Shui On Land Ltd.	1,567,500	221,127
Sichuan Languang Justbon Services Group Co. Ltd., Class H*(b)	26,500	184,029
Sime Darby Property Bhd.	178,200	24,694

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sinic Holdings Group Co. Ltd., Class H‡(a)(b)	318,000	20,552
Sino-Ocean Group Holding Ltd.(c)	1,540,000	377,221
SK D&D Co. Ltd.*	3,822	83,383
Skyfame Realty Holdings Ltd.	1,100,000	118,499
SM Prime Holdings, Inc.	242,000	166,635
SOHO China Ltd.*	76,000	16,569
SP Setia Bhd. Group*	75,694	22,244
Summarecon Agung Tbk. PT*	227,900	10,775
Sunac China Holdings Ltd.(c)	90,000	110,458
Sunac Services Holdings Ltd.(a)	24,000	27,116
Supalai PCL, NVDR	62,300	42,475
Talaat Moustafa Group	508,281	299,274
Times China Holdings Ltd.(c)	414,000	160,343
United Development Co. QSC	67,999	31,114
UOA Development Bhd.	20,600	8,022
Vista Land & Lifescapes, Inc.	1,565,200	106,854
WHA Corp. PCL, NVDR	375,990	38,621
Wharf Holdings Ltd. (The)	54,000	184,212
Yuexiu Property Co. Ltd.	63,600	64,436
Zhejiang China Commodities City Group Co. Ltd., Class A	38,500	27,157
Zhenro Properties Group Ltd.(a)(c)	967,000	458,849
Zhongliang Holdings Group Co. Ltd.(a)	259,000	121,901
Zhongtian Financial Group Co. Ltd., Class A*	28,200	11,031
Zhuguang Holdings Group Co. Ltd.(c)	1,210,000	260,697

		14,389,001

Road & Rail - 0.2%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	104,500	82,906
BTS Group Holdings PCL, NVDR	213,140	58,894
Cia de Locacao das Americas*	15,500	76,566
CJ Logistics Corp.*	150	14,434
Container Corp. of India Ltd.	4,571	39,586
Dazhong Transportation Group Co. Ltd., Class B*	200	58
Localiza Rent a Car SA	10,050	110,910
Movida Participacoes SA*	71,500	221,906
Rumo SA*	22,000	64,716
SIMPAR SA	17,376	36,224
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,500	12,719

		718,919

Semiconductors & Semiconductor Equipment - 6.3%
ADATA Technology Co. Ltd.	16,000	48,091
Advanced Wireless Semiconductor Co.	5,000	20,943
Alchip Technologies Ltd.	1,000	33,616
Amazing Microelectronic Corp.	3,000	21,033
Andes Technology Corp.	2,379	35,496
Anpec Electronics Corp.	2,000	16,718
AP Memory Technology Corp.	2,000	28,403
Ardentec Corp.	212,000	397,872
ASE Technology Holding Co. Ltd.	121,000	429,812
ASMedia Technology, Inc.	1,000	55,727

Investments	Shares	Value ($)
Chipbond Technology Corp.	15,000	36,618
ChipMOS Technologies, Inc.	31,000	51,269
D&O Green Technologies Bhd.	15,300	17,766
Daqo New Energy Corp., ADR*	1,463	58,696
DB HiTek Co. Ltd.*	1,564	96,136
Elan Microelectronics Corp.	4,000	23,226
Elite Semiconductor Microelectronics Technology, Inc.	5,000	25,347
eMemory Technology, Inc.	1,000	56,446
ENNOSTAR, Inc.*	7,000	22,650
Eo Technics Co. Ltd.*	134	11,749
Episil Technologies, Inc.*	10,259	39,097
Etron Technology, Inc.*	13,000	33,091
Eugene Technology Co. Ltd.	1,219	48,133
Everlight Electronics Co. Ltd.	210,000	404,688
Faraday Technology Corp.	4,000	28,691
Fitipower Integrated Technology, Inc.	4,000	29,841
Flat Glass Group Co. Ltd., Class A	5,000	38,364
Flat Glass Group Co. Ltd., Class H(c)	7,000	27,784
FocalTech Systems Co. Ltd.	4,000	20,925
Formosa Advanced Technologies Co. Ltd.	59,000	81,880
Foxsemicon Integrated Technology, Inc.	6,000	47,890
GCL System Integration Technology Co. Ltd., Class A*	25,500	12,779
GemVax & Kael Co. Ltd.*	920	11,257
Gigadevice Semiconductor Beijing, Inc., Class A	1,940	42,394
Global Mixed Mode Technology, Inc.	2,000	16,538
Global Unichip Corp.	2,000	33,976
Globalwafers Co. Ltd.	4,000	110,879
Greatek Electronics, Inc.	14,000	36,845
Gudeng Precision Industrial Co. Ltd.	4,000	36,600
Hana Materials, Inc.	318	14,509
Hangzhou First Applied Material Co. Ltd., Class A	2,600	46,565
Hangzhou Silan Microelectronics Co. Ltd., Class A	4,700	37,354
Holtek Semiconductor, Inc.	6,000	21,680
Hua Hong Semiconductor Ltd.*(a)(c)	11,000	52,901
Innox Advanced Materials Co. Ltd.	1,210	50,689
ITE Technology, Inc.	11,000	39,469
JA Solar Technology Co. Ltd., Class A	4,200	58,506
JCET Group Co. Ltd., Class A	5,300	22,356
Jusung Engineering Co. Ltd.*	2,862	50,925
King Yuan Electronics Co. Ltd.	35,000	56,375
Kinsus Interconnect Technology Corp.	3,000	21,734
Koh Young Technology, Inc.*	1,007	17,124
LandMark Optoelectronics Corp.	5,000	35,234
LEENO Industrial, Inc.*	180	27,385

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
LONGi Green Energy Technology Co. Ltd., Class A	7,620	83,929
LX Semicon Co. Ltd.	411	45,788
Macronix International Co. Ltd.	48,000	70,756
MediaTek, Inc.	31,000	1,198,138
Mi Technovation Bhd.	26,500	15,195
MLS Co. Ltd., Class A	6,600	13,593
MPI Corp.	44,000	168,476
Nanya Technology Corp.	40,000	103,545
NAURA Technology Group Co. Ltd., Class A	1,200	53,351
NEPES Corp.*	1,325	33,853
NEXTIN, Inc.*	265	13,365
Novatek Microelectronics Corp.	18,000	304,811
Nuvoton Technology Corp.	8,000	41,130
OptoTech Corp.	13,000	27,296
Pan Jit International, Inc.	12,000	39,045
Parade Technologies Ltd.	1,400	100,669
Phison Electronics Corp.	3,000	48,375
Pixart Imaging, Inc.	9,000	44,492
Powertech Technology, Inc.	21,000	73,690
Radiant Opto-Electronics Corp.	14,330	52,294
RDC Semiconductor Co. Ltd.*	3,000	49,831
Realtek Semiconductor Corp.	10,070	190,437
RFHIC Corp.	829	20,768
RichWave Technology Corp.	5,000	39,728
S&S Tech Corp.	423	11,001
SDI Corp.	8,000	43,288
Seoul Semiconductor Co. Ltd.*	1,370	16,820
SFA Semicon Co. Ltd.*	3,233	17,432
Shenzhen Goodix Technology Co. Ltd., Class A	1,800	25,054
Shinsung E&G Co. Ltd.*	7,632	11,016
Sigurd Microelectronics Corp.	212,000	430,646
Silergy Corp.	2,000	261,020
Silicon Integrated Systems Corp.	17,240	13,853
SIMMTECH Co. Ltd.	10,010	390,270
Sino-American Silicon Products, Inc.	13,000	97,918
Sitronix Technology Corp.	4,000	40,627
SK Hynix, Inc.	18,150	1,814,247
Sonix Technology Co. Ltd.	72,000	213,562
Sunplus Technology Co. Ltd.	29,000	35,189
Taiwan Mask Corp.	13,000	45,103
Taiwan Semiconductor Co. Ltd.	14,000	33,976
Taiwan Semiconductor Manufacturing Co. Ltd.	369,000	8,437,621
Taiwan Surface Mounting Technology Corp.	13,000	60,761
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	4,700	31,676
Tianshui Huatian Technology Co. Ltd., Class A	10,800	19,359
Tokai Carbon Korea Co. Ltd.	86	9,089
TongFu Microelectronics Co. Ltd., Class A	4,700	12,855
Topco Scientific Co. Ltd.	80,000	474,581
TSE Co. Ltd.	165	9,376
TSEC Corp.*	24,000	30,546

Investments	Shares	Value ($)
Ultra Chip, Inc.	3,000	19,630
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,600	53,917
United Microelectronics Corp.	220,000	453,225
United Renewable Energy Co. Ltd.*	56,574	40,680
UniTest, Inc.*	636	15,590
Vanguard International Semiconductor Corp.	18,000	84,454
Via Technologies, Inc.	110,000	264,975
Visual Photonics Epitaxy Co. Ltd.	10,000	45,660
ViTrox Corp. Bhd.	9,600	18,670
Wafer Works Corp.	18,511	51,113
Will Semiconductor Co. Ltd. Shanghai, Class A	1,500	59,902
Win Semiconductors Corp.	6,961	83,966
Winbond Electronics Corp.	59,000	63,531
WONIK IPS Co. Ltd.*	824	26,111
Wonik QnC Corp.*	7,150	148,575
Wuxi Taiji Industry Co. Ltd., Class A	21,200	24,246
XinTec, Inc.	3,000	13,536
Xinyi Solar Holdings Ltd.	81,343	129,355

		20,158,649

Software - 0.4%
360 Security Technology, Inc., Class A*	15,500	25,422
Agora, Inc., ADR*(c)	1,696	19,385
Ahnlab, Inc.*	190	12,057
AsiaInfo Technologies Ltd.(a)	21,200	39,042
Beijing Kingsoft Office Software, Inc., Class A	1,265	48,349
Birlasoft Ltd.	9,845	62,746
China Youzan Ltd.*(c)	740,000	28,470
Cyient Ltd.	4,950	62,211
Douzone Bizon Co. Ltd.*	530	23,082
Hancom, Inc.*	8,085	140,507
Iflytek Co. Ltd., Class A	4,700	32,045
Intellect Design Arena Ltd.*	5,035	51,826
Kingdee International Software Group Co. Ltd.*	55,000	124,424
KPIT Technologies Ltd.	6,435	55,729
Linklogis, Inc., Class B*(a)	55,000	59,743
Ming Yuan Cloud Group Holdings Ltd.*(c)	11,000	22,458
OneConnect Financial Technology Co. Ltd., ADR*	14,630	29,260
Oracle Financial Services Software Ltd.	632	29,772
Route Mobile Ltd.	954	22,966
Shanghai Baosight Software Co. Ltd., Class A	4,200	35,617
Shanghai Baosight Software Co. Ltd., Class B	8,930	40,989
Tanla Platforms Ltd.	3,710	86,915
Tata Elxsi Ltd.	770	78,497
TOTVS SA	11,100	60,768
Weimob, Inc.*(a)(c)	25,000	18,596
Yonyou Network Technology Co. Ltd., Class A	4,700	25,777

		1,236,653

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Specialty Retail - 1.5%
Abu Dhabi National Oil Co. for Distribution PJSC	54,340	61,100
Ace Hardware Indonesia Tbk. PT	206,000	17,689
Bermaz Auto Bhd.	539,000	212,484
China Meidong Auto Holdings Ltd.	8,000	37,448
China Tourism Group Duty Free Corp. Ltd., Class A	2,500	81,127
China Yongda Automobiles Services Holdings Ltd.	61,500	78,634
Chow Tai Fook Jewellery Group Ltd.	55,000	96,210
Cuckoo Homesys Co. Ltd.*	3,410	97,873
Detsky Mir PJSC(a)	258,500	340,515
Dogan Sirketler Grubu Holding A/S	571,725	128,276
EEKA Fashion Holdings Ltd.	110,000	176,337
Foschini Group Ltd. (The)(c)	11,456	95,062
GOME Retail Holdings Ltd.*(c)	383,447	26,063
Grupo SBF SA*	5,300	25,702
Home Product Center PCL, NVDR	133,600	56,578
Hotai Motor Co. Ltd.	6,000	129,863
Hotel Shilla Co. Ltd.	396	23,652
Italtile Ltd.	10,931	10,952
Jarir Marketing Co.	839	45,037
JUMBO SA	2,397	35,469
K Car Co. Ltd.	5,940	136,243
LOTTE Himart Co. Ltd.*	4,606	80,619
M.Video PJSC	31,680	153,004
Motus Holdings Ltd.	84,425	638,508
MR DIY Group M Bhd.(a)	42,400	35,962
Mr Price Group Ltd.	5,830	76,823
Pan German Universal Motors Ltd.	9,000	67,628
Pepkor Holdings Ltd.(a)	42,620	62,291
Pet Center Comercio e Participacoes SA	11,807	39,601
Pop Mart International Group Ltd.*(a)(c)	11,000	54,241
PTT Oil & Retail Business PCL, NVDR	90,500	66,866
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	18,800	27,261
Shinsegae International, Inc.	81	7,996
Siam Global House PCL, NVDR	37,322	21,298
Suning.com Co. Ltd., Class A*	23,500	14,435
Super Group Ltd.	186,670	401,455
Topsports International Holdings Ltd.(a)	55,000	49,375
Truworths International Ltd.	207,185	763,919
United Electronics Co.	1,265	47,000
Via S/A*	83,700	74,400
Vibra Energia SA	44,000	189,755
Zhongsheng Group Holdings Ltd.(c)	9,000	68,849

		4,853,600

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 5.2%
Acer, Inc.	102,858	104,840
Advantech Co. Ltd.	7,941	108,634
Asia Vital Components Co. Ltd.	122,000	407,047
ASROCK, Inc.	21,000	173,654
Asustek Computer, Inc.	24,000	310,203
AURAS Technology Co. Ltd.	37,000	289,998
Canaan, Inc., ADR*	9,900	42,570
Catcher Technology Co. Ltd.	24,000	133,314
Chicony Electronics Co. Ltd.	15,992	50,884
Clevo Co.	44,000	48,724
Compal Electronics, Inc.	165,000	149,493
CosmoAM&T Co. Ltd.*	1,166	38,448
Darfon Electronics Corp.	97,000	156,238
Ennoconn Corp.	30,000	227,583
Getac Holdings Corp.	13,000	25,192
Gigabyte Technology Co. Ltd.	20,000	98,871
HTC Corp.*	18,000	41,289
Innodisk Corp.	4,733	32,502
Inventec Corp.	87,000	78,824
KONA I Co. Ltd.*	689	16,003
Legend Holdings Corp., Class H(a)	285,000	395,470
Lenovo Group Ltd.(c)	220,000	236,151
Lite-On Technology Corp.	83,000	189,491
Micro-Star International Co. Ltd.	21,000	114,007
Mitac Holdings Corp.	46,600	54,116
Multilaser Industrial SA*	99,000	143,373
Ninestar Corp., Class A	4,700	36,106
Pegatron Corp.	81,000	201,816
Qisda Corp.	62,000	66,093
Quanta Computer, Inc.	98,000	327,324
Samsung Electronics Co. Ltd.	174,845	10,631,388
Samsung Electronics Co. Ltd. (Preference)	27,720	1,524,543
Shenzhen Transsion Holdings Co. Ltd., Class A	2,200	46,807
Wistron Corp.	110,000	123,984
Wiwynn Corp.	3,000	107,428

		16,732,408

Textiles, Apparel & Luxury Goods - 1.1%
Aditya Birla Fashion and Retail Ltd.*	6,536	25,711
Aksa Akrilik Kimya Sanayii A/S	70,895	169,317
Alok Industries Ltd.*	23,980	9,946
Alpargatas SA (Preference)	5,500	30,121
ANTA Sports Products Ltd.	22,000	328,693
Arezzo Industria e Comercio SA	3,752	57,792
Bata India Ltd.	848	23,456
Bosideng International Holdings Ltd.(c)	96,000	46,661
Eclat Textile Co. Ltd.	4,698	103,034
F&F Co. Ltd.*	55	37,321
F&F Holdings Co. Ltd.*	103	2,226
Feng TAY Enterprise Co. Ltd.	10,600	85,367
FF Group*‡(b)	3,536	—
Fila Holdings Corp.*	1,167	28,219
Fuguiniao Group Ltd.*‡(b)	334,800	—

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Golden Solar New Energy Technology Holdings Ltd.*	42,000	47,346
Grendene SA	8,264	14,116
Grupo de Moda Soma SA*	15,900	43,418
Guararapes Confeccoes SA*	13,200	31,670
Handsome Co. Ltd.*	5,445	151,313
Hansae Co. Ltd.	1,281	26,353
Hwaseung Enterprise Co. Ltd.*	331	3,913
KPR Mill Ltd.	5,665	50,920
Lao Feng Xiang Co. Ltd., Class B	2,500	8,467
LF Corp.*	9,405	122,097
Li Ning Co. Ltd.	47,000	454,175
Makalot Industrial Co. Ltd.	4,334	36,073
Page Industries Ltd.	130	73,910
Paiho Shih Holdings Corp.	55,000	69,506
Pou Chen Corp.	104,000	119,465
Rajesh Exports Ltd.	7,074	79,876
Ruentex Industries Ltd.	20,540	69,860
Shenzhou International Group Holdings Ltd.	16,500	302,807
Shinsung Tongsang Co. Ltd.*	35,200	96,066
Tainan Spinning Co. Ltd.	48,555	42,159
Taiwan Paiho Ltd.	17,000	48,896
Texhong Textile Group Ltd.	110,000	141,916
Titan Co. Ltd.	8,195	259,207
Trident Ltd.	56,595	46,188
Vaibhav Global Ltd.	41	254
Vivara Participacoes SA	5,300	26,250
Welspun India Ltd.	7,370	14,020
Xtep International Holdings Ltd.(c)	27,500	49,092
Youngone Corp.	890	34,330
Youngone Holdings Co. Ltd.*	2,708	110,072

		3,521,599

Thrifts & Mortgage Finance - 0.6%
Aavas Financiers Ltd.*	611	23,533
Can Fin Homes Ltd.	4,876	40,261
Housing Development Finance Corp. Ltd.	35,475	1,198,465
Indiabulls Housing Finance Ltd.	165,990	468,680
LIC Housing Finance Ltd.	11,330	58,508
Sangsangin Co. Ltd.	15,235	116,269

		1,905,716

Tobacco - 0.2%
British American Tobacco Malaysia Bhd.	400	1,172
Eastern Co. SAE	29,100	19,246
Gudang Garam Tbk. PT	14,900	31,728
ITC Ltd.	65,395	192,971
KT&G Corp.	4,180	269,073
RLX Technology, Inc., ADR*(c)	18,975	63,566
Smoore International Holdings Ltd.(a)(c)	33,000	140,929

		718,685

Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.	5,186	119,183
ALAFCO Aviation Lease & Finance Co. KSCP*	161,535	115,192

Investments	Shares	Value ($)
Armac Locacao Logistica E Servicos SA	11,000	44,456
Barloworld Ltd.	98,143	843,890
BOC Aviation Ltd.(a)(c)	9,400	78,599
COSCO SHIPPING Development Co. Ltd., Class A	37,600	17,425
IndiaMart InterMesh Ltd.(a)	192	12,836
LX International Corp.	13,310	268,298
Posco International Corp.	1,484	25,051
SK Networks Co. Ltd.*	2,415	9,035
Xiamen C & D, Inc., Class A	9,400	13,822

		1,547,787

Transportation Infrastructure - 0.9%
Adani Ports & Special Economic Zone Ltd.	13,038	125,152
Airports of Thailand PCL*	54,000	103,394
Airports of Thailand PCL, NVDR*	16,500	31,593
Anhui Expressway Co. Ltd., Class H	148,000	125,270
Bangkok Expressway & Metro PCL, NVDR	241,000	59,354
Beijing Capital International Airport Co. Ltd., Class H*	110,000	73,215
CCR SA	14,100	34,520
China Merchants Port Holdings Co. Ltd.	55,407	102,038
COSCO SHIPPING Ports Ltd.	86,749	68,976
EcoRodovias Infraestrutura e Logistica SA*	4,700	7,010
Evergreen International Storage & Transport Corp.	46,000	46,473
GMR Infrastructure Ltd.*	48,418	27,316
Grupo Aeroportuario del Centro Norte SAB de CV	12,181	81,496
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	5,500	75,541
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,800	76,863
Guangdong Provincial Expressway Development Co. Ltd., Class B	137,500	105,979
Hainan Meilan International Airport Co. Ltd.*	6,000	15,928
International Container Terminal Services, Inc.	18,150	71,211
Jasa Marga Persero Tbk. PT*	39,723	9,087
Jiangsu Expressway Co. Ltd., Class H	20,000	20,853
Lingkaran Trans Kota Holdings Bhd.	132,000	117,950
Malaysia Airports Holdings Bhd.*	27,900	37,995
Ningbo Zhoushan Port Co. Ltd., Class A	23,500	14,583
Novorossiysk Commercial Sea Port PJSC	189,696	16,295
Promotora y Operadora de Infraestructura SAB de CV	2,160	15,741
Qingdao Port International Co. Ltd., Class H(a)(c)	47,000	25,436

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Saudi Ground Services Co.*	4,431	40,154
Shanghai International Airport Co. Ltd., Class A*	5,300	42,040
Shanghai International Port Group Co. Ltd., Class A	63,300	56,385
Shenzhen Airport Co. Ltd., Class A*	9,400	11,061
Shenzhen Expressway Corp. Ltd., Class H	22,000	21,753
Shenzhen International Holdings Ltd.	33,343	33,738
Shenzhen Investment Holdings Bay Area Development Co. Ltd.(c)	275,000	98,749
Sichuan Expressway Co. Ltd., Class H(c)	330,000	86,758
Taiwan High Speed Rail Corp.	56,000	57,281
TAV Havalimanlari Holding A/S*	10,176	27,853
Westports Holdings Bhd.	17,500	16,055
Yuexiu Transport Infrastructure Ltd.	440,000	266,340
Zhejiang Expressway Co. Ltd., Class H	666,000	570,548

		2,817,984

Water Utilities - 0.6%
Aguas Andinas SA, Class A	1,426,623	342,990
Athens Water Supply & Sewage Co. SA	17,490	150,968
Beijing Enterprises Water Group Ltd.	132,000	51,293
China Water Affairs Group Ltd.(c)	432,000	504,158
Cia de Saneamento Basico do Estado de Sao Paulo*	10,000	70,358
Cia de Saneamento de Minas Gerais-COPASA	82,500	204,308
Cia de Saneamento do Parana*	110,000	417,627
Grandblue Environment Co. Ltd., Class A	4,700	14,908
Guangdong Investment Ltd.	110,000	156,870
Luenmei Quantum Co. Ltd., Class A	9,400	12,021

		1,925,501

Wireless Telecommunication Services - 1.2%
Advanced Info Service PCL, NVDR	17,200	113,651
America Movil SAB de CV, Series L	786,500	739,308
Axiata Group Bhd.	86,304	76,705
Bharti Airtel Ltd. - XNSE*	45,915	448,736
DiGi.Com Bhd.	71,500	64,915
Empresa Nacional de Telecomunicaciones SA	72,527	301,333
Etihad Etisalat Co.	5,160	44,766
Far EasTone Telecommunications Co. Ltd.	30,000	70,109
Globe Telecom, Inc.	825	50,333
Indosat Tbk. PT	31,800	12,658
Intouch Holdings PCL, NVDR	9,200	21,207
Maxis Bhd.	32,900	33,250

Investments	Shares		Value ($)
Mobile Telecommunications Co. KSCP		79,695	157,601
Mobile Telecommunications Co. Saudi Arabia*		15,658	55,839
Mobile TeleSystems PJSC		31,356	115,959
MTN Group Ltd.*		59,015	732,900
PLDT, Inc.		3,440	123,766
Sistema PJSFC		122,643	31,596
SK Telecom Co. Ltd.		3,756	175,727
Smartfren Telecom Tbk. PT*		2,936,200	16,537
Taiwan Mobile Co. Ltd.		30,000	107,536
TIM SA*		24,700	61,727
Turkcell Iletisim Hizmetleri A/S		23,705	33,025
Vodacom Group Ltd.		21,505	204,110
Vodafone Idea Ltd.*		97,468	13,910
Vodafone Qatar QSC		117,920	57,162

			3,864,366

TOTAL COMMON STOCKS (COST $266,699,480)			318,436,209

Investments	Principal Amount ($)		Value ($)
CORPORATE BONDS - 0.0%(e)
Independent Power and Renewable Electricity Producers - 0.0%(e)
NTPC Ltd. Series 54, 8.49%, 3/25/2025 (Cost $–)	INR	49,126	9,249

Investments	Number of Rights		Value ($)
RIGHTS - 0.0%(e)
Capital Markets - 0.0%(e)
CITIC Securities International Co. Ltd., expiring 2/23/2022, price 17.67 HKD*(b)		6,075	2,400

Electrical Equipment - 0.0%(e)
Doosan Heavy Industries & Construction Co. Ltd., expiring 2/11/2022, price 16,000.00 KRW*(b)		699	1,887

TOTAL RIGHTS (Cost $–)			4,287

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.6%

REPURCHASE AGREEMENTS - 0.6%
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $1,729,807, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.00%, maturing 2/15/2026 - 5/15/2040; total market value $1,754,798	1,729,805	1,729,805
Deutsche Bank AG, London Branch, 0.15%, dated 1/31/2022, due 2/1/2022, repurchase price $300,001, collateralized by various U.S. Treasury Securities, ranging from 2.00% - 2.25%, maturing 11/15/2041 - 8/15/2051; Foreign Government Fixed Income Securities, ranging from 0.41% - 2.63%, maturing 5/20/2022 - 11/3/2031; total market value $304,884	300,000	300,000

		2,029,805

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $2,029,805)		2,029,805

Total Investments - 99.9% (Cost $268,729,285)		320,479,550
Other assets less liabilities - 0.1%		207,365

Net Assets - 100.0%		320,686,915

*	Non-income producing security.
^	Security subject to restrictions on resale.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $1,168,507, which represents approximately 0.36% of net assets of the Fund.

(c)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $11,389,542, collateralized in the form of cash with a value of $2,029,805 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $5,569,129 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from February 10, 2022 – August 15, 2051 and $4,514,524 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 25, 2022 – September 20, 2117; a total value of $12,113,458.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $2,029,805.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	54	03/18/2022	USD	$3,306,960	$(1,365)

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2022:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	828,221	BNP Paribas SA	HKD		6,456,137	03/16/2022	$244
USD	400,356	Citibank NA	KRW	*	481,000,000	03/16/2022	1,762
USD	81,360	Citibank NA	RUB	*	6,123,045	03/16/2022	3,090
USD	31,785	Citibank NA	TWD	*	876,120	03/16/2022	285
ZAR	1,330,000	Toronto-Dominion Bank (The)	USD		82,136	03/16/2022	3,341

Total unrealized appreciation							$8,722

HKD	1,000,000	Citibank NA	USD		128,298	03/16/2022	$(51)
KRW*	57,183,410	Citibank NA	USD		48,526	03/16/2022	(1,140)
USD	59,853	Citibank NA	BRL	*	339,553	03/16/2022	(3,424)
USD	74,498	Citibank NA	INR	*	5,688,500	03/16/2022	(1,377)

Total unrealized depreciation							$(5,992)

Net unrealized appreciation							$2,730

*	Non-deliverable forward.

Abbreviations:

BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
RUB — Russian Ruble
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2022:

Brazil	4.9%
Chile	0.7
China	27.7
Colombia	0.7
Czech Republic	0.1
Egypt	0.4
Greece	0.4
Hungary	0.3
India	10.6
Indonesia	1.6
Kuwait	0.6
Malaysia	2.2
Mexico	2.2
Pakistan	0.5
Peru	0.3
Philippines	0.9
Qatar	0.9
Russia	3.0
Saudi Arabia	2.0
South Africa	5.0
South Korea	14.4
Taiwan	15.8
Thailand	2.0
Turkey	1.1
United Arab Emirates	1.0
Other[1]	0.7

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.3%
Corporate Bonds	0.0	†
Rights	0.0	†
Securities Lending Reinvestments	0.6
Others(1)	0.1

	100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2022 (Unaudited)

Investments	Shares		Value ($)
COMMON STOCKS - 98.6%

Aerospace & Defense - 0.5%
Lockheed Martin Corp.	912		354,886
Textron, Inc.	4,560		310,354

			665,240

Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	5,928		678,637
United Parcel Service, Inc., Class B	6,498		1,313,961

			1,992,598

Automobiles - 1.3%
Ford Motor Co.	19,836		402,671
Tesla, Inc.*	1,596		1,495,005

			1,897,676

Banks - 4.2%
Bank of America Corp.	21,090		973,092
Citigroup, Inc.	28,158		1,833,649
Citizens Financial Group, Inc.	7,638		393,128
JPMorgan Chase & Co.	798		118,583
Wells Fargo & Co.	50,046		2,692,475

			6,010,927

Biotechnology - 1.8%
AbbVie, Inc.	—	(a)	55
Amgen, Inc.	7,296		1,657,213
Gilead Sciences, Inc.	3,306		227,056
Moderna, Inc.*	2,052		347,465
Regeneron Pharmaceuticals, Inc.*	157		95,549
Vertex Pharmaceuticals, Inc.*	912		221,662

			2,549,000

Building Products - 1.1%
Lennox International, Inc.	1,140		323,327
Masco Corp.	10,032		635,326
Trane Technologies plc	3,420		592,002

			1,550,655

Capital Markets - 1.5%
Ameriprise Financial, Inc.	342		104,074
Bank of New York Mellon Corp. (The)	13,680		810,677
Goldman Sachs Group, Inc. (The)	798		283,035
Morgan Stanley	9,462		970,233

			2,168,019

Chemicals - 1.3%
Celanese Corp.	1,482		230,762
Dow, Inc.	12,540		749,014
DuPont de Nemours, Inc.	10,488		803,381

			1,783,157

Communications Equipment - 1.6%
Cisco Systems, Inc.	40,128		2,233,926

Consumer Finance - 2.2%
Ally Financial, Inc.	3,762		179,523
American Express Co.	2,622		471,488

Investments	Shares	Value ($)
Capital One Financial Corp.	7,524	1,103,996
Discover Financial Services	6,384	738,948
Synchrony Financial	16,074	684,592

		3,178,547

Distributors - 1.0%
Genuine Parts Co.	456	60,753
LKQ Corp.	12,768	700,835
Pool Corp.	1,368	651,510

		1,413,098

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	7,752	2,426,531

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	19,722	502,911
Verizon Communications, Inc.	9,120	485,458

		988,369

Electric Utilities - 2.2%
Duke Energy Corp.	2,280	239,537
Evergy, Inc.	11,742	762,760
Exelon Corp.	16,872	977,732
Southern Co. (The)	17,442	1,212,045

		3,192,074

Electrical Equipment - 0.1%
Emerson Electric Co.	1,140	104,823

Energy Equipment & Services - 0.2%
Schlumberger NV	8,664	338,502

Entertainment - 1.3%
Activision Blizzard, Inc.	12,996	1,026,814
Electronic Arts, Inc.	5,130	680,546
Liberty Media Corp-Liberty Formula One, Class C*	798	48,063
Netflix, Inc.*	286	122,162

		1,877,585

Equity Real Estate Investment Trusts (REITs) - 1.8%
Essex Property Trust, Inc.	114	37,905
Iron Mountain, Inc.(b)	15,732	722,413
Mid-America Apartment Communities, Inc.(b)	228	47,123
Public Storage	2,622	940,066
Regency Centers Corp.	456	32,718
Weyerhaeuser Co.	19,722	797,361

		2,577,586

Food & Staples Retailing - 0.2%
Walmart, Inc.	2,394	334,705

Food Products - 1.1%
Campbell Soup Co.	1,368	60,356
General Mills, Inc.	3,192	219,226
Hershey Co. (The)	1,482	292,058
Kraft Heinz Co. (The)	8,892	318,334
Tyson Foods, Inc., Class A	8,208	746,025

		1,635,999

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	2,166	276,078
Hologic, Inc.*	4,674	328,302
IDEXX Laboratories, Inc.*	1,419	719,859
ResMed, Inc.	2,052	469,087

		1,793,326

Health Care Providers & Services - 3.4%
Anthem, Inc.	570	251,364
Cardinal Health, Inc.	8,550	440,923
Cigna Corp.	456	105,090
DaVita, Inc.*	684	74,125
HCA Healthcare, Inc.	4,560	1,094,628
Laboratory Corp. of America Holdings*	2,622	711,506
McKesson Corp.	3,648	936,515
Quest Diagnostics, Inc.	456	61,569
UnitedHealth Group, Inc.	2,622	1,239,079

		4,914,799

Health Care Technology - 0.5%
Cerner Corp.	7,980	727,776
Veeva Systems, Inc., Class A*	114	26,966

		754,742

Hotels, Restaurants & Leisure - 0.2%
Yum! Brands, Inc.	2,850	356,734

Household Durables - 0.6%
Lennar Corp., Class A	5,586	536,870
PulteGroup, Inc.(b)	2,508	132,147
Whirlpool Corp.(b)	1,026	215,655

		884,672

Household Products - 2.4%
Colgate-Palmolive Co.	11,058	911,732
Procter & Gamble Co. (The)	15,390	2,469,326

		3,381,058

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp. (The)	29,754	659,944

Industrial Conglomerates - 0.1%
Honeywell International, Inc.	912	186,486

Insurance - 2.2%
Aflac, Inc.	5,472	343,751
Allstate Corp. (The)	5,358	646,550
American International Group, Inc.	14,022	809,770
MetLife, Inc.	13,110	879,157
Prudential Financial, Inc.	3,990	445,164

		3,124,392

Interactive Media & Services - 7.7%
Alphabet, Inc., Class A*	1,621	4,386,539
Alphabet, Inc., Class C*	1,573	4,269,075
Meta Platforms, Inc., Class A*	7,524	2,356,968

		11,012,582

Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc.*	953	2,850,871
eBay, Inc.	10,830	650,558
Etsy, Inc.*(b)	1,254	196,978

		3,698,407

Investments	Shares		Value ($)
IT Services - 4.3%
Accenture plc, Class A	3,876		1,370,476
Cognizant Technology Solutions Corp., Class A	5,130		438,205
Gartner, Inc.*	2,052		603,062
Jack Henry & Associates, Inc.	2,622		439,998
Mastercard, Inc., Class A	1,482		572,615
Paychex, Inc.	1,938		228,219
Visa, Inc., Class A(b)	10,830		2,449,421

			6,101,996

Life Sciences Tools & Services - 1.2%
Danaher Corp.	342		97,740
ICON plc*	342		90,876
IQVIA Holdings, Inc.*	342		83,756
Mettler-Toledo International, Inc.*	533		784,938
Waters Corp.*	1,938		620,393

			1,677,703

Machinery - 1.5%
Dover Corp.	456		77,479
Illinois Tool Works, Inc.	5,244		1,226,677
Parker-Hannifin Corp.	2,508		777,505

			2,081,661

Media - 1.7%
Comcast Corp., Class A	7,524		376,125
Discovery, Inc., Class A*(b)	23,826		664,984
DISH Network Corp., Class A*(b)	2,622		82,331
Interpublic Group of Cos., Inc. (The)	20,064		713,074
Omnicom Group, Inc.	7,410		558,417

			2,394,931

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	11,058		411,579
Newmont Corp.	5,130		313,802

			725,381

Multiline Retail - 1.1%
Target Corp.	7,182		1,583,128

Multi-Utilities - 1.2%
DTE Energy Co.	7,068		851,199
Public Service Enterprise Group, Inc.	12,084		803,949

			1,655,148

Oil, Gas & Consumable Fuels - 2.6%
Continental Resources, Inc.(b)	15,390		799,357
EOG Resources, Inc.	10,032		1,118,367
Kinder Morgan, Inc.	30,324		526,425
Marathon Petroleum Corp.	2,736		196,308
Occidental Petroleum Corp.	26,448		996,296

			3,636,753

Pharmaceuticals - 5.1%
Eli Lilly & Co.	9,120		2,237,957
Johnson & Johnson	17,784		3,064,005
Pfizer, Inc.	37,506		1,976,191
Viatris, Inc.	—	(a)	1

			7,278,154

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A*	8,208	831,799

Road & Rail - 0.4%
Old Dominion Freight Line, Inc.	2,052	619,560

Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc.*	684	78,147
Applied Materials, Inc.	6,156	850,636
Broadcom, Inc.	1,710	1,001,855
Intel Corp.	21,774	1,063,007
KLA Corp.	1,824	710,028
Lam Research Corp.	2,052	1,210,516
Microchip Technology, Inc.	684	52,996
NVIDIA Corp.	5,700	1,395,702
QUALCOMM, Inc.	2,964	520,953
Texas Instruments, Inc.	11,628	2,087,110

		8,970,950

Software - 10.3%
Adobe, Inc.*	4,218	2,253,678
Autodesk, Inc.*	684	170,856
Check Point Software Technologies Ltd.*	5,016	606,986
Fair Isaac Corp.*	684	338,573
Fortinet, Inc.*	1,938	576,051
Intuit, Inc.	3,762	2,088,775
Microsoft Corp.	20,406	6,345,858
Oracle Corp.	25,080	2,035,493
SS&C Technologies Holdings, Inc.	342	27,316
Zoom Video Communications, Inc., Class A*	1,254	193,467

		14,637,053

Specialty Retail - 3.0%
AutoZone, Inc.*	456	905,776
Bath & Body Works, Inc.	6,042	338,775
Best Buy Co., Inc.	3,876	384,809
Home Depot, Inc. (The)	3,534	1,296,907
Lowe’s Cos., Inc.	4,218	1,001,142
O’Reilly Automotive, Inc.*	342	222,899
Ulta Beauty, Inc.*	228	82,933

		4,233,241

Technology Hardware, Storage & Peripherals - 8.8%
Apple, Inc.	67,374	11,775,628
HP, Inc.	14,478	531,777
NetApp, Inc.	1,140	98,621
Seagate Technology Holdings plc	912	97,721

		12,503,747

Tobacco - 0.8%
Altria Group, Inc.	4,446	226,212
Philip Morris International, Inc.	9,120	937,992

		1,164,204

Trading Companies & Distributors - 0.5%
United Rentals, Inc.*(b)	1,140	364,937
WW Grainger, Inc.	684	338,655

		703,592

TOTAL COMMON STOCKS (COST $110,817,586)		140,485,160

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.5%

REPURCHASE AGREEMENTS - 0.5%
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $721,657, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.00%, maturing 2/15/2026 - 5/15/2040; total market value $732,082 (Cost $721,656)	721,656	721,656

Total Investments - 99.1% (Cost $111,539,242)		141,206,816
Other assets less liabilities - 0.9%		1,335,428

Net Assets - 100.0%		142,542,244

*	Non-income producing security.
(a)	Amount represents less than one share.
(b)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $5,200,734, collateralized in the form of cash with a value of $721,656 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $4,206,951 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 15, 2022 – November 15, 2051 and $388,065 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from April 20, 2022 – September 20, 2117; a total value of $5,316,672.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $721,656.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
S&P 500 E-Mini Index	9	03/18/2022	USD	$2,026,913	$(57,209)

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	98.6%
Securities Lending Reinvestments	0.5
Others(1)	0.9

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Select Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.(a)	1,278	133,743
FedEx Corp.	1,633	401,489

		535,232

Airlines - 0.1%
American Airlines Group, Inc.*(a)	2,769	45,606
Southwest Airlines Co.*	3,408	152,542

		198,148

Automobiles - 3.9%
Ford Motor Co.	13,774	279,612
General Motors Co.*	14,768	778,717
Tesla, Inc.*	6,958	6,517,698

		7,576,027

Banks - 5.6%
Bank of America Corp.	74,266	3,426,633
Citigroup, Inc.	20,022	1,303,833
Fifth Third Bancorp	6,035	269,342
Huntington Bancshares, Inc.	8,875	133,657
JPMorgan Chase & Co.	25,276	3,756,014
KeyCorp	8,733	218,849
PNC Financial Services Group, Inc. (The)	2,840	585,012
Regions Financial Corp.	5,751	131,928
Truist Financial Corp.	7,171	450,482
US Bancorp	13,561	789,114

		11,064,864

Beverages - 2.4%
Coca-Cola Co. (The)	33,228	2,027,240
Keurig Dr Pepper, Inc.	3,124	118,556
PepsiCo, Inc.	14,200	2,463,984

		4,609,780

Biotechnology - 1.7%
AbbVie, Inc.	9,159	1,253,776
Amgen, Inc.	2,911	661,205
Gilead Sciences, Inc.	8,236	565,648
Regeneron Pharmaceuticals, Inc.*	355	216,049
Vertex Pharmaceuticals, Inc.*	2,556	621,236

		3,317,914

Building Products - 0.4%
Johnson Controls International plc	5,041	366,329
Trane Technologies plc	1,988	344,123

		710,452

Capital Markets - 3.0%
Bank of New York Mellon Corp. (The)	4,970	294,522
BlackRock, Inc.	1,451	1,194,086
CME Group, Inc.	1,278	293,301
FactSet Research Systems, Inc.	142	59,908
Goldman Sachs Group, Inc. (The)	3,408	1,208,749
Moody’s Corp.	1,136	389,648
Morgan Stanley	14,342	1,470,629

Investments	Shares	Value ($)
S&P Global, Inc.(a)	1,633	678,054
State Street Corp.	3,337	315,347

		5,904,244

Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,136	320,488
Albemarle Corp.	355	78,363
Celanese Corp.	1,207	187,942
Corteva, Inc.	2,840	136,547
Eastman Chemical Co.	284	33,776
Ecolab, Inc.	2,059	390,078
International Flavors & Fragrances, Inc.	923	121,762
PPG Industries, Inc.	1,491	232,894
Sherwin-Williams Co. (The)	2,059	589,924

		2,091,774

Commercial Services & Supplies - 0.2%
Cintas Corp.	923	361,382

Communications Equipment - 1.1%
Cisco Systems, Inc.	35,642	1,984,190
Motorola Solutions, Inc.	497	115,274

		2,099,464

Consumer Finance - 0.3%
Capital One Financial Corp.	3,053	447,967
Synchrony Financial	4,118	175,385

		623,352

Containers & Packaging - 0.3%
Amcor plc	11,715	140,697
Ball Corp.(a)	2,627	255,081
Packaging Corp. of America	852	128,337
Westrock Co.	1,136	52,438

		576,553

Distributors - 0.1%
Pool Corp.	284	135,255

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	35,642	908,871
Lumen Technologies, Inc.(a)	7,881	97,409
Verizon Communications, Inc.	34,861	1,855,651

		2,861,931

Electric Utilities - 1.1%
Alliant Energy Corp.	2,272	136,002
Duke Energy Corp.	6,390	671,334
Edison International	3,266	205,072
Entergy Corp.	1,349	150,778
Eversource Energy	3,408	304,982
FirstEnergy Corp.	4,118	172,791
NextEra Energy, Inc.	6,603	515,826

		2,156,785

Electrical Equipment - 0.8%
AMETEK, Inc.	1,633	223,345
Eaton Corp. plc	3,337	528,681
Emerson Electric Co.	5,964	548,390
Rockwell Automation, Inc.(a)	994	287,485

		1,587,901

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A(a)	2,201	175,177
Keysight Technologies, Inc.*	710	119,862
TE Connectivity Ltd.	1,207	172,613
Teledyne Technologies, Inc.*	355	149,608
Trimble, Inc.*	1,562	112,714

		729,974

Energy Equipment & Services - 0.5%
Baker Hughes Co.	5,183	142,221
Halliburton Co.	7,526	231,349
Schlumberger NV	14,981	585,308

		958,878

Entertainment - 1.1%
Walt Disney Co. (The)*	15,407	2,202,739

Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	3,053	767,829
AvalonBay Communities, Inc.	568	138,723
Digital Realty Trust, Inc.	1,562	233,097
Duke Realty Corp.	994	57,433
Equinix, Inc.	600	434,940
Equity LifeStyle Properties, Inc.	2,059	161,199
Essex Property Trust, Inc.	213	70,823
Healthpeak Properties, Inc.	6,106	215,969
Host Hotels & Resorts, Inc.*(a)	5,680	98,491
Iron Mountain, Inc.(a)	2,343	107,591
Kimco Realty Corp.	5,538	134,352
Prologis, Inc.	4,970	779,395
Public Storage	1,562	560,024
Realty Income Corp.	1,633	113,347
Simon Property Group, Inc.	1,207	177,670
UDR, Inc.	781	44,392
Ventas, Inc.(a)	2,982	158,106
Welltower, Inc.(a)	4,189	362,893
Weyerhaeuser Co.	6,319	255,477
WP Carey, Inc.	2,130	165,288

		5,037,039

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.	3,337	166,049

Food Products - 0.8%
Archer-Daniels-Midland Co.	2,627	197,025
General Mills, Inc.	3,905	268,195
Hershey Co. (The)	1,207	237,864
J M Smucker Co. (The)(a)	710	99,812
Kellogg Co.	1,775	111,825
McCormick & Co., Inc. (Non-Voting)	1,136	113,952
Mondelez International, Inc., Class A	6,958	466,395

		1,495,068

Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	15,194	1,936,627
ABIOMED, Inc.*	142	42,014
Align Technology, Inc.*	213	105,426
Baxter International, Inc.	2,769	236,583

Investments	Shares	Value ($)
Becton Dickinson and Co.	1,846	469,142
Boston Scientific Corp.*	11,644	499,528
Edwards Lifesciences Corp.*	5,396	589,243
Hologic, Inc.*	2,343	164,572
IDEXX Laboratories, Inc.*	426	216,110
Insulet Corp.*	497	123,256
Medtronic plc	4,402	455,563
ResMed, Inc.	781	178,537
Zimmer Biomet Holdings, Inc.	1,278	157,220

		5,173,821

Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	852	116,043
Anthem, Inc.	2,485	1,095,860
Cigna Corp.	1,704	392,704
CVS Health Corp.	9,159	975,525
Humana, Inc.	710	278,675
Laboratory Corp. of America Holdings*	284	77,066
McKesson Corp.	852	218,726
UnitedHealth Group, Inc.	6,390	3,019,722

		6,174,321

Health Care Technology - 0.2%
Cerner Corp.	1,207	110,078
Veeva Systems, Inc., Class A*	1,349	319,093

		429,171

Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc.*	128	314,385
Domino’s Pizza, Inc.	355	161,401
Marriott International, Inc., Class A*	2,982	480,460
McDonald’s Corp.	3,763	976,310
MGM Resorts International	2,556	109,192
Starbucks Corp.	4,118	404,882
Yum! Brands, Inc.	2,556	319,934

		2,766,564

Household Durables - 0.0%(b)
Whirlpool Corp.(a)	213	44,771

Household Products - 2.7%
Church & Dwight Co., Inc.	1,775	182,204
Clorox Co. (The)	781	131,099
Colgate-Palmolive Co.	7,384	608,811
Kimberly-Clark Corp.	2,343	322,514
Procter & Gamble Co. (The)	24,779	3,975,790

		5,220,418

Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp. (The)	2,130	47,243

Industrial Conglomerates - 1.0%
3M Co.	4,828	801,545
General Electric Co.	11,076	1,046,460
Roper Technologies, Inc.	497	217,269

		2,065,274

Insurance - 1.5%
Aflac, Inc.	5,467	343,437
Aon plc, Class A	1,136	314,036
Chubb Ltd.	1,420	280,138

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	2,201	158,186
Loews Corp.	852	50,830
MetLife, Inc.	5,964	399,946
Principal Financial Group, Inc.(a)	2,485	181,554
Progressive Corp. (The)	5,822	632,618
Prudential Financial, Inc.	2,130	237,644
Travelers Cos., Inc. (The)	1,633	271,372

		2,869,761

Interactive Media & Services - 7.9%
Alphabet, Inc., Class C*	3,246	8,809,547
Meta Platforms, Inc., Class A*	20,164	6,316,575
Pinterest, Inc., Class A*	1,420	41,975
Snap, Inc., Class A*	8,662	281,861

		15,449,958

Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc.*	2,872	8,591,502
eBay, Inc.	5,041	302,813
Etsy, Inc.*	1,065	167,290
Farfetch Ltd., Class A*	2,698	58,574

		9,120,179

IT Services - 4.3%
Accenture plc, Class A	6,745	2,384,897
Akamai Technologies, Inc.*	1,065	121,996
Automatic Data Processing, Inc.	3,550	731,904
Cognizant Technology Solutions Corp., Class A	3,763	321,435
EPAM Systems, Inc.*	172	81,896
Fidelity National Information Services, Inc.	1,988	238,401
Gartner, Inc.*	426	125,197
International Business Machines Corp.	9,017	1,204,401
Jack Henry & Associates, Inc.	284	47,658
Mastercard, Inc., Class A	7,384	2,853,030
Twilio, Inc., Class A*	1,207	248,787

		8,359,602

Leisure Products - 0.0%(b)
Hasbro, Inc.	781	72,227

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	2,201	306,643
Bio-Rad Laboratories, Inc., Class A*	142	85,162
Charles River Laboratories International, Inc.*	213	70,239
Danaher Corp.	4,615	1,318,921
Illumina, Inc.*	781	272,428
Mettler-Toledo International, Inc.*	213	313,681
West Pharmaceutical Services, Inc.	497	195,430

		2,562,504

Machinery - 1.8%
Caterpillar, Inc.	5,467	1,101,929
Cummins, Inc.	1,278	282,285
Deere & Co.	2,130	801,732
Fortive Corp.	2,627	185,309
Graco, Inc.	1,065	77,276
Illinois Tool Works, Inc.	1,136	265,733

Investments	Shares		Value ($)
Ingersoll Rand, Inc.	1,207		67,845
Otis Worldwide Corp.	2,698		230,490
PACCAR, Inc.	1,349		125,443
Parker-Hannifin Corp.	710		220,107
Stanley Black & Decker, Inc.	568		99,201
Xylem, Inc.	1,278		134,216

			3,591,566

Media - 1.1%
Comcast Corp., Class A	38,482		1,923,715
Interpublic Group of Cos., Inc. (The)	2,840		100,934
Omnicom Group, Inc.	2,414		181,919

			2,206,568

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	5,538		206,124
Newmont Corp.	6,461		395,220

			601,344

Multiline Retail - 0.2%
Target Corp.	1,775		391,263

Multi-Utilities - 0.5%
CMS Energy Corp.	2,414		155,413
Dominion Energy, Inc.	2,982		240,528
Sempra Energy	3,124		431,612
WEC Energy Group, Inc.	1,278		124,017

			951,570

Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	19,525		2,564,218
ConocoPhillips	9,230		817,963
Devon Energy Corp.	2,840		143,619
Diamondback Energy, Inc.	426		53,744
Exxon Mobil Corp.	21,939		1,666,486
Hess Corp.	1,136		104,842
Occidental Petroleum Corp.	2,982		112,332
Phillips 66	4,189		355,185
Valero Energy Corp.	2,272		188,508

			6,006,897

Paper & Forest Products - 0.0%(b)
Sylvamo Corp.*	—	(c)	11

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,136		354,193

Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	18,673		1,211,691
Eli Lilly & Co.	7,242		1,777,115
Johnson & Johnson	26,838		4,623,919
Merck & Co., Inc.	25,631		2,088,414
Pfizer, Inc.	48,138		2,536,391
Zoetis, Inc.	3,337		666,699

			12,904,229

Professional Services - 0.0%(b)
Booz Allen Hamilton Holding Corp.	1,349		103,509

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	1,917	194,269

Road & Rail - 0.1%
JB Hunt Transport Services, Inc.	568	109,363
Lyft, Inc., Class A*	2,556	98,457

		207,820

Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc.*	6,106	697,610
Analog Devices, Inc.	2,698	442,391
Applied Materials, Inc.	6,248	863,349
Broadcom, Inc.	2,130	1,247,924
Intel Corp.	41,109	2,006,941
Lam Research Corp.	710	418,843
Microchip Technology, Inc.	2,982	231,045
Micron Technology, Inc.	9,443	776,876
NVIDIA Corp.	12,780	3,129,311
ON Semiconductor Corp.*	1,491	87,969
QUALCOMM, Inc.	5,751	1,010,796
Texas Instruments, Inc.	9,443	1,694,924
Xilinx, Inc.	781	151,163

		12,759,142

Software - 8.5%
Adobe, Inc.*	4,047	2,162,312
Autodesk, Inc.*	2,201	549,788
Ceridian HCM Holding, Inc.*	568	43,066
Coupa Software, Inc.*(a)	142	19,066
Crowdstrike Holdings, Inc., Class A*	994	179,556
DocuSign, Inc.*	1,420	178,593
Fortinet, Inc.*	710	211,040
HubSpot, Inc.*	213	104,114
Intuit, Inc.	1,420	788,427
Microsoft Corp.	30,104	9,361,742
NortonLifeLock, Inc.	3,621	94,182
Oracle Corp.	16,685	1,354,155
RingCentral, Inc., Class A*	355	62,654
salesforce.com, Inc.*	5,041	1,172,688
Synopsys, Inc.*	1,065	330,683

		16,612,066

Specialty Retail - 3.3%
Advance Auto Parts, Inc.	142	32,874
AutoZone, Inc.*	71	141,031
Best Buy Co., Inc.(a)	2,414	239,662
Burlington Stores, Inc.*	710	168,220
Home Depot, Inc. (The)	10,792	3,960,448
Lowe’s Cos., Inc.	4,828	1,145,926
TJX Cos., Inc. (The)	10,011	720,492

		6,408,653

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	57,439	10,039,189
Dell Technologies, Inc., Class C*	1,278	72,603
Hewlett Packard Enterprise Co.(a)	9,940	162,320
HP, Inc.	12,283	451,155
NetApp, Inc.	1,775	153,555
Western Digital Corp.*	3,266	168,983

		11,047,805

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*(a)	1,278	426,545
VF Corp.	1,278	83,339

		509,884

Tobacco - 0.7%
Altria Group, Inc.	6,248	317,898
Philip Morris International, Inc.	10,792	1,109,957

		1,427,855

Trading Companies & Distributors - 0.1%
WW Grainger, Inc.(a)	284	140,611

Water Utilities - 0.1%
American Water Works Co., Inc.	1,775	285,420

TOTAL COMMON STOCKS (COST $163,960,440)		194,061,294

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.0%(b)

REPURCHASE AGREEMENTS - 0.0%(b)
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $4,992, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.00%, maturing 2/15/2026 - 5/15/2040; total market value $5,064 (Cost $4,992)	4,992	4,992

Total Investments - 99.2% (Cost $163,965,432)		194,066,286
Other assets less liabilities - 0.8%		1,557,541

Net Assets - 100.0%		195,623,827

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $2,930,317, collateralized in the form of cash with a value of $4,992 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,892,654 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 15, 2022 – November 15, 2051 and $24,225 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from April 20, 2022 – September 20, 2117; a total value of $2,921,871.

(b)	Represents less than 0.05% of net assets.
(c)	Amount represents less than one share.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $4,992.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
S&P 500 E-Mini Index	7	03/18/2022	USD	$1,576,488	$(54,599)

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.2%
Securities Lending Reinvestments	0.0 †
Others(1)	0.8

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Select Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 0.0%(a)
MTU Aero Engines AG	150	31,452

Air Freight & Logistics - 0.3%
Deutsche Post AG (Registered)	3,700	219,787
DSV A/S	1,375	277,080
Royal Mail plc	4,100	24,225
SG Holdings Co. Ltd.	2,500	52,679

		573,771

Airlines - 0.0%(a)
International Consolidated Airlines Group SA*	14,725	30,819
Qantas Airways Ltd.*	8,100	27,279
Singapore Airlines Ltd.*	7,500	27,733

		85,831

Auto Components - 0.3%
Aisin Corp.	100	3,602
Bridgestone Corp.	5,000	217,531
Cie Generale des Etablissements Michelin SCA	1,075	177,989
Continental AG*	475	45,228
Magna International, Inc.	500	40,262
NGK Spark Plug Co. Ltd.	2,500	42,157
Nokian Renkaat OYJ	1,175	39,238
Sumitomo Rubber Industries Ltd.(b)	2,500	25,776
Valeo	1,000	27,599

		619,382

Automobiles - 3.8%
Bayerische Motoren Werke AG	1,925	200,579
Ferrari NV	275	62,549
General Motors Co.*	8,325	438,977
Honda Motor Co. Ltd.	7,500	218,312
Mitsubishi Motors Corp.*	2,500	7,052
Nissan Motor Co. Ltd.*	12,500	65,893
Renault SA*	800	31,312
Stellantis NV(b)	9,000	171,197
Tesla, Inc.*	4,325	4,051,314
Toyota Motor Corp.	75,000	1,461,597
Volkswagen AG (Preference)	650	133,576

		6,842,358

Banks - 8.5%
ABN AMRO Bank NV, CVA(c)	3,475	55,425
Australia & New Zealand Banking Group Ltd.	9,925	185,515
Banco Bilbao Vizcaya Argentaria SA	39,400	248,839
Banco BPM SpA	8,950	27,520
Banco de Sabadell SA*	18,425	14,198
Banco Santander SA	32,925	114,215
Bank of America Corp.	57,625	2,658,818
Bank of Ireland Group plc*	4,775	31,913

Investments	Shares	Value ($)
Bank of Montreal	2,575	291,312
Bank of Nova Scotia (The)	7,550	543,543
Bank Polska Kasa Opieki SA	575	19,031
Bankinter SA(b)	5,000	29,090
Barclays plc	84,175	222,727
Bendigo & Adelaide Bank Ltd.	2,100	12,695
BNP Paribas SA	5,950	420,207
CaixaBank SA	18,600	59,341
Citigroup, Inc.	15,200	989,824
Commerzbank AG*	5,725	48,691
Commonwealth Bank of Australia	11,425	754,559
Danske Bank A/S	4,100	79,007
DBS Group Holdings Ltd.	8,294	215,915
DNB Bank ASA	6,600	155,968
Erste Group Bank AG	1,450	67,017
Fifth Third Bancorp	2,975	132,774
Hang Seng Bank Ltd.	5,000	98,685
HSBC Holdings plc	143,775	1,017,718
Huntington Bancshares, Inc.	4,450	67,017
ING Groep NV	14,075	206,093
Intesa Sanpaolo SpA	122,900	360,891
Japan Post Bank Co. Ltd.	2,500	24,452
JPMorgan Chase & Co.	11,850	1,760,910
KBC Group NV	1,375	118,593
KeyCorp	4,475	112,144
Lloyds Banking Group plc	436,350	298,862
Mitsubishi UFJ Financial Group, Inc.	97,500	584,788
Mizuho Financial Group, Inc.	10,000	134,519
NatWest Group plc	8,425	27,399
PNC Financial Services Group, Inc. (The)	1,300	267,787
Raiffeisen Bank International AG	600	16,667
Royal Bank of Canada	5,925	675,193
Skandinaviska Enskilda Banken AB, Class A	9,675	123,761
Societe Generale SA	5,850	214,343
Standard Chartered plc	14,125	101,728
Svenska Handelsbanken AB, Class A	9,600	101,553
Swedbank AB, Class A	2,800	54,458
Toronto-Dominion Bank (The)	7,500	600,389
UniCredit SpA	11,025	172,903
US Bancorp	7,375	429,151
Westpac Banking Corp.	22,775	325,736

		15,273,884

Beverages - 2.1%
Anheuser-Busch InBev SA/NV	3,750	234,233
Asahi Group Holdings Ltd.(b)	2,500	101,280
Budweiser Brewing Co. APAC Ltd.(c)	22,500	59,297
Carlsberg A/S, Class B	450	72,409
Coca-Cola Co. (The)	15,250	930,402
Davide Campari-Milano NV	1,400	17,405
Diageo plc	10,450	521,974
Heineken NV	1,225	130,484

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Kirin Holdings Co. Ltd.	5,000	79,713
PepsiCo, Inc.	7,275	1,262,358
Pernod Ricard SA	1,100	233,056
Remy Cointreau SA	125	25,853
Thai Beverage PCL	57,500	27,854

		3,696,318

Biotechnology - 1.3%
AbbVie, Inc.	4,976	681,147
Amgen, Inc.	1,475	335,031
CSL Ltd.	1,900	348,516
Genmab A/S*	275	92,436
Genus plc	375	19,129
Gilead Sciences, Inc.	3,175	218,059
Grifols SA	1,575	27,561
Regeneron Pharmaceuticals, Inc.*	275	167,362
Swedish Orphan Biovitrum AB*	1,125	22,032
Vertex Pharmaceuticals, Inc.*	1,325	322,041
Vitrolife AB	375	15,267

		2,248,581

Building Products - 0.5%
AGC, Inc.	2,500	113,474
Assa Abloy AB, Class B	5,850	158,564
Belimo Holding AG (Registered)	25	13,667
Cie de Saint-Gobain	3,450	230,693
Fletcher Building Ltd.	2,875	12,179
Geberit AG (Registered)	250	167,875
Lixil Corp.	2,500	56,607
Reliance Worldwide Corp. Ltd.	450	1,639
ROCKWOOL International A/S, Class B	25	9,507
Trane Technologies plc	825	142,807

		907,012

Capital Markets - 2.8%
3i Group plc	4,850	89,146
Abrdn plc	16,075	51,955
Bank of New York Mellon Corp. (The)	1,750	103,705
BlackRock, Inc.	950	781,793
Credit Suisse Group AG (Registered)	12,575	118,315
Euronext NV(c)	200	19,124
Goldman Sachs Group, Inc. (The)	2,625	931,035
Hong Kong Exchanges & Clearing Ltd.	5,000	281,114
Intermediate Capital Group plc	925	23,536
Julius Baer Group Ltd.	1,575	101,532
London Stock Exchange Group plc	2,275	220,373
Macquarie Group Ltd.	2,525	326,658
Man Group plc	4,850	12,526
Moody’s Corp.	350	120,050
Morgan Stanley	9,250	948,495
S&P Global, Inc.(b)	700	290,654
Schroders plc	375	16,996
Singapore Exchange Ltd.	2,500	17,213
State Street Corp.	1,850	174,825
UBS Group AG (Registered)	24,550	450,894

		5,079,939

Investments	Shares	Value ($)
Chemicals - 1.6%
Air Liquide SA	1,900	322,424
Air Products & Chemicals, Inc.	550	155,166
Akzo Nobel NV	1,225	125,732
Arkema SA	625	91,397
Asahi Kasei Corp.	5,000	48,644
BASF SE	2,350	177,871
Celanese Corp.	600	93,426
Chr Hansen Holding A/S	600	47,857
Clariant AG (Registered)*	2,125	44,483
Covestro AG(c)	375	22,221
Croda International plc	625	66,848
Ecolab, Inc.	1,150	217,867
Evonik Industries AG	1,525	49,217
Givaudan SA (Registered)	50	205,037
Hexpol AB	2,050	24,170
Incitec Pivot Ltd.	8,000	18,487
Koninklijke DSM NV	900	167,528
Mitsubishi Chemical Holdings Corp.	10,000	77,674
Mitsubishi Gas Chemical Co., Inc.(b)	2,500	47,234
Nippon Paint Holdings Co. Ltd.	5,000	39,445
Nitto Denko Corp.	100	7,681
Novozymes A/S, Class B	1,075	73,353
Orica Ltd.(b)	1,700	16,601
PPG Industries, Inc.	550	85,910
Sherwin-Williams Co. (The)	725	207,720
Sika AG (Registered)(b)	700	241,416
Solvay SA	425	50,739
Sumitomo Chemical Co. Ltd.	5,000	24,908
Tokai Carbon Co. Ltd.	2,500	25,580
Yara International ASA	550	28,043

		2,804,679

Commercial Services & Supplies - 0.3%
Brambles Ltd.	7,750	52,801
Cintas Corp.	450	176,188
Dai Nippon Printing Co. Ltd.	2,500	59,601
Downer EDI Ltd.	3,525	13,436
ISS A/S*	1,050	19,577
Rentokil Initial plc	13,548	94,191
Secom Co. Ltd.	1,600	112,253
SPIE SA	950	21,768

		549,815

Communications Equipment - 0.2%
Nokia OYJ*	18,288	107,568
Telefonaktiebolaget LM Ericsson, Class B	15,147	186,293

		293,861

Construction & Engineering - 0.4%
Bouygues SA	2,550	89,158
Eiffage SA	725	75,388
Ferrovial SA	1,675	46,135
Kajima Corp.	5,000	59,883
Skanska AB, Class B	2,700	65,402
Sweco AB, Class B(b)	975	13,611
Taisei Corp.	2,500	81,254
Vinci SA	2,150	232,965
WSP Global, Inc.	225	29,987

		693,783

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Construction Materials - 0.2%
CRH plc	4,050	201,624
HeidelbergCement AG	750	51,504
Holcim Ltd.*	3,050	162,975

		416,103

Consumer Finance - 0.0%(a)
Synchrony Financial	1,250	53,237

Containers & Packaging - 0.2%
Amcor plc	2,850	34,228
Ball Corp.	1,250	121,375
BillerudKorsnas AB	350	5,512
DS Smith plc	8,925	45,023
Orora Ltd.(b)	1,625	3,961
Packaging Corp. of America	625	94,144
SIG Combibloc Group AG*	1,377	31,591
Smurfit Kappa Group plc	1,225	63,924

		399,758

Distributors - 0.0%(a)
D’ieteren Group	50	8,626
Pool Corp.	150	71,438

		80,064

Diversified Financial Services - 0.1%
Challenger Ltd.(b)	1,325	5,340
Eurazeo SE	125	9,830
EXOR NV	725	59,995
Groupe Bruxelles Lambert SA	750	79,787
Kinnevik AB, Class B*(b)	1,350	39,803
Wendel SE	150	16,142

		210,897

Diversified Telecommunication Services - 0.9%
BT Group plc(b)	42,250	110,847
Cellnex Telecom SA(c)	3,400	153,599
Deutsche Telekom AG (Registered)	18,450	344,818
Elisa OYJ	825	48,165
Koninklijke KPN NV	26,895	88,247
Orange SA	8,475	98,995
Singapore Telecommunications Ltd.	54,100	97,225
Spark New Zealand Ltd.	11,150	31,708
Swisscom AG (Registered)	150	85,097
Telenor ASA(b)	5,300	87,174
Telia Co. AB	14,450	56,675
Telstra Corp. Ltd.	75,900	209,623
TELUS Corp.	3,675	86,428
United Internet AG (Registered)	625	24,263

		1,522,864

Electric Utilities - 1.1%
Acciona SA	50	8,649
Alliant Energy Corp.	475	28,433
AusNet Services Ltd.	6,475	11,861
CLP Holdings Ltd.	12,500	124,879
Contact Energy Ltd.	1,250	6,428
Duke Energy Corp.	1,875	196,987
Edison International	900	56,511
EDP - Energias de Portugal SA	11,950	60,804

Investments	Shares	Value ($)
Electricite de France SA	5,481	52,213
Elia Group SA/NV(b)	125	16,773
Endesa SA(b)	1,350	30,032
Enel SpA	32,925	250,279
Eversource Energy	2,175	194,641
FirstEnergy Corp.	2,325	97,557
Fortum OYJ	2,627	70,824
Iberdrola SA	21,751	247,730
Iberdrola SA*(d)	362	4,123
Infratil Ltd.	1,075	5,348
Kansai Electric Power Co., Inc. (The)	5,000	46,952
Origin Energy Ltd.(b)	2,425	9,602
Orsted A/S(c)	850	89,517
Red Electrica Corp. SA	750	15,058
SSE plc	7,175	152,337
Terna - Rete Elettrica Nazionale	10,014	78,019
Verbund AG	400	42,060

		1,897,617

Electrical Equipment - 1.2%
ABB Ltd. (Registered)	7,950	270,764
AMETEK, Inc.	450	61,546
Eaton Corp. plc	1,525	241,606
Emerson Electric Co.	4,075	374,696
Legrand SA	1,325	133,382
Nidec Corp.	4,000	350,271
Prysmian SpA	1,575	52,491
Rockwell Automation, Inc.(b)	400	115,688
Schneider Electric SE	2,000	334,865
Siemens Energy AG*	2,850	63,130
Signify NV(c)	325	17,072
Ushio, Inc.	2,500	38,447
Vestas Wind Systems A/S	5,225	139,298

		2,193,256

Electronic Equipment, Instruments & Components - 0.8%
Alps Alpine Co. Ltd.(b)	2,500	26,991
Amphenol Corp., Class A(b)	1,150	91,528
Azbil Corp.	300	11,638
Halma plc	2,250	75,347
Hamamatsu Photonics KK	100	5,060
Hexagon AB, Class B	4,725	62,871
Ibiden Co. Ltd.	1,700	92,949
Kyocera Corp.	2,500	152,636
Murata Manufacturing Co. Ltd.	5,000	370,536
Omron Corp.	1,200	86,492
Shimadzu Corp.	2,500	89,065
Taiyo Yuden Co. Ltd.	700	33,291
TDK Corp.	2,500	88,956
TE Connectivity Ltd.	1,100	157,311
Teledyne Technologies, Inc.*	200	84,286
Trimble, Inc.*	475	34,276

		1,463,233

Energy Equipment & Services - 0.3%
Baker Hughes Co.	2,025	55,566
Halliburton Co.	3,975	122,191
Schlumberger NV	9,050	353,584
Worley Ltd.	1,000	8,138

		539,479

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Entertainment - 0.7%
Bollore SA	2,850	15,207
Nintendo Co. Ltd.	500	243,697
Ubisoft Entertainment SA*	500	28,440
Walt Disney Co. (The)*	7,250	1,036,533

		1,323,877

Equity Real Estate Investment Trusts (REITs) - 1.3%
Aedifica SA	150	17,942
Ascendas REIT	7,500	15,309
Big Yellow Group plc(b)	1,375	27,561
CapitaLand Integrated Commercial Trust	22,824	32,747
Charter Hall Group	1,975	23,321
Cofinimmo SA	150	22,011
Daiwa House REIT Investment Corp.(b)	25	74,203
Derwent London plc	1,350	61,672
Dexus	10,225	73,841
Equinix, Inc.	225	163,102
Equity LifeStyle Properties, Inc.	1,650	129,178
Gecina SA	300	40,390
Goodman Group	5,575	91,087
GPT Group (The)	5,500	19,336
Healthpeak Properties, Inc.	3,800	134,406
Host Hotels & Resorts, Inc.*	1,675	29,044
Iron Mountain, Inc.(b)	675	30,996
Japan Metropolitan Fund Invest	50	41,961
Japan Prime Realty Investment Corp.	1	3,255
Land Securities Group plc	4,650	49,298
Link REIT	10,246	87,710
Mapletree Logistics Trust	10,000	12,499
Mirvac Group	20,800	38,249
Nippon Building Fund, Inc.	7	40,338
Nippon Prologis REIT, Inc.	2	6,214
Orix JREIT, Inc.	25	35,756
Public Storage	775	277,861
Safestore Holdings plc	350	5,945
Segro plc	2,598	45,383
Stockland	15,417	43,883
United Urban Investment Corp.	25	29,399
Ventas, Inc.	1,575	83,506
Welltower, Inc.(b)	2,875	249,061
Weyerhaeuser Co.(b)	2,825	114,215
WP Carey, Inc.	1,650	128,040

		2,278,719

Food & Staples Retailing - 0.4%
Aeon Co. Ltd.(b)	5,000	113,105
Carrefour SA	2,600	49,315
Coles Group Ltd.	5,875	67,056
Etablissements Franz Colruyt NV	300	12,134
HelloFresh SE*	500	32,812
J Sainsbury plc	7,275	28,374
Jeronimo Martins SGPS SA	1,254	30,026
Kesko OYJ, Class B	1,000	31,309
Koninklijke Ahold Delhaize NV	6,175	199,047
Metcash Ltd.	2,450	6,818

Investments	Shares	Value ($)
Woolworths Group Ltd.(b)	7,200	174,604

		744,600

Food Products - 1.5%
AAK AB	950	17,694
Ajinomoto Co., Inc.	2,500	69,278
Associated British Foods plc	1,600	41,666
Bakkafrost P/F(b)	175	11,992
Barry Callebaut AG (Registered)	25	56,979
Danone SA	2,900	179,612
General Mills, Inc.	1,600	109,888
JDE Peet’s NV	125	3,728
Kerry Group plc, Class A(b)	775	97,303
Mowi ASA	2,598	63,347
Nestle SA (Registered)	15,900	2,033,588
Orkla ASA	4,975	47,317
Salmar ASA	250	16,930

		2,749,322

Gas Utilities - 0.2%
APA Group	1,975	13,303
Enagas SA(b)	2,175	46,813
Italgas SpA	3,500	23,023
Naturgy Energy Group SA(b)	825	26,015
Snam SpA	13,327	74,100
Tokyo Gas Co. Ltd.	5,000	100,456

		283,710

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	9,350	1,191,751
Alcon, Inc.	2,625	199,726
Ambu A/S, Class B(b)	475	9,965
Ansell Ltd.(b)	1,350	25,453
Baxter International, Inc.	1,175	100,392
Becton Dickinson and Co.	1,050	266,847
BioMerieux	225	26,244
Boston Scientific Corp.*	6,550	280,995
Carl Zeiss Meditec AG	150	23,802
Cochlear Ltd.	375	50,873
Coloplast A/S, Class B	575	83,028
ConvaTec Group plc(c)	3,650	8,594
Demant A/S*	250	10,961
DiaSorin SpA	150	23,020
Edwards Lifesciences Corp.*	2,275	248,430
Elekta AB, Class B(b)	675	6,854
Fisher & Paykel Healthcare Corp. Ltd.	2,750	50,118
Getinge AB, Class B	950	36,803
GN Store Nord A/S	350	20,966
Hologic, Inc.*	1,425	100,092
Hoya Corp.	3,200	409,772
Insulet Corp.*(b)	375	93,000
Koninklijke Philips NV	4,175	137,527
Sartorius AG (Preference)	75	40,028
Smith & Nephew plc	4,150	69,793
Sonova Holding AG (Registered)	325	114,145
Straumann Holding AG (Registered)	75	122,080
Sysmex Corp.	900	84,591
Zimmer Biomet Holdings, Inc.	600	73,812

		3,909,662

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Health Care Providers & Services - 1.2%
Anthem, Inc.	1,300	573,287
Fresenius Medical Care AG & Co. KGaA	675	45,446
Fresenius SE & Co. KGaA	2,700	110,656
Humana, Inc.	325	127,563
Ramsay Health Care Ltd.	750	33,179
Sonic Healthcare Ltd.	3,475	92,815
UnitedHealth Group, Inc.	2,450	1,157,797

		2,140,743

Health Care Technology - 0.1%
M3, Inc.	3,400	128,328
Veeva Systems, Inc., Class A*	350	82,789

		211,117

Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd.	5,075	144,275
Crown Resorts Ltd.*	1,800	15,332
Domino’s Pizza Enterprises Ltd.(b)	425	30,962
Domino’s Pizza, Inc.	250	113,663
Entain plc*	3,550	75,777
Genting Singapore Ltd.	20,000	10,872
Greggs plc	725	25,952
InterContinental Hotels Group plc*	1,375	89,674
Kindred Group plc, SDR	1,000	11,469
Marriott International, Inc., Class A*	2,075	334,324
Oriental Land Co. Ltd.(b)	1,100	189,785
Restaurant Brands International, Inc.	400	22,362
Sodexo SA	475	43,684
Star Entertainment Grp Ltd. (The)*	17,650	42,404
TUI AG, DI*	9,484	32,103
Whitbread plc*	1,050	42,572
Yum! Brands, Inc.	1,125	140,816

		1,366,026

Household Durables - 0.9%
Barratt Developments plc	3,350	27,489
Berkeley Group Holdings plc	775	43,651
Breville Group Ltd.(b)	175	3,514
Electrolux AB, Class B	750	15,379
Man Wah Holdings Ltd.(b)	10,000	15,364
Nikon Corp.	2,500	25,732
Open House Group Co. Ltd.(b)	200	10,224
Panasonic Corp.	10,000	108,700
Persimmon plc	2,000	64,238
SEB SA	175	26,307
Sekisui House Ltd.(b)	5,000	100,434
Sony Group Corp.	10,000	1,103,927
Taylor Wimpey plc	31,175	63,074

		1,608,033

Household Products - 2.0%
Clorox Co. (The)	300	50,358
Colgate-Palmolive Co.	2,675	220,554
Essity AB, Class B	3,775	105,920
Henkel AG & Co. KGaA (Preference)	950	77,166
Procter & Gamble Co. (The)	16,250	2,607,313
Reckitt Benckiser Group plc	5,125	413,314

Investments	Shares	Value ($)
Unicharm Corp.	2,500	96,051

		3,570,676

Independent Power and Renewable Electricity Producers - 0.0%(a)
EDP Renovaveis SA	325	6,784
Meridian Energy Ltd.	8,000	22,907

		29,691

Industrial Conglomerates - 1.2%
3M Co.	2,100	348,642
CK Hutchison Holdings Ltd.(b)	12,500	88,489
General Electric Co.	9,075	857,406
Hitachi Ltd.	5,100	262,868
Keppel Corp. Ltd.	2,500	10,446
Lifco AB, Class B	500	11,549
Roper Technologies, Inc.	400	174,864
Siemens AG (Registered)	2,600	407,694
Smiths Group plc	1,625	33,804

		2,195,762

Insurance - 2.4%
Aegon NV	3,875	21,698
Aflac, Inc.	2,650	166,473
Allianz SE (Registered)	800	203,887
ASR Nederland NV	1,425	65,798
Assicurazioni Generali SpA(b)	6,550	136,425
Aviva plc	26,082	151,939
AXA SA	10,500	329,044
CNP Assurances	450	10,997
Dai-ichi Life Holdings, Inc.	5,000	111,586
Gjensidige Forsikring ASA	525	12,754
Hannover Rueck SE	325	64,850
Hartford Financial Services Group, Inc. (The)	775	55,699
Insurance Australia Group Ltd.(b)	24,570	73,398
Japan Post Holdings Co. Ltd.*	17,700	150,325
Legal & General Group plc	32,535	125,452
Medibank Pvt Ltd.	12,876	28,032
MetLife, Inc.	2,525	169,326
MS&AD Insurance Group Holdings, Inc.	2,500	85,181
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	575	179,869
Poste Italiane SpA(c)	3,679	48,892
Power Corp. of Canada	3,025	97,186
Powszechny Zaklad Ubezpieczen SA	1,625	14,369
Principal Financial Group, Inc.(b)	1,125	82,193
Progressive Corp. (The)	3,300	358,578
Prudential plc	15,950	264,389
QBE Insurance Group Ltd.	13,258	103,964
Sampo OYJ, Class A	2,575	126,576
Storebrand ASA	720	7,618
Sun Life Financial, Inc.	2,250	127,361
Suncorp Group Ltd.	3,450	26,835
Swiss Life Holding AG (Registered)	150	95,376
Swiss Re AG	1,300	140,046
Travelers Cos., Inc. (The)	525	87,245
Tryg A/S	1,275	30,053
Zurich Insurance Group AG	1,075	508,837

		4,262,251

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Interactive Media & Services - 5.7%
Adevinta ASA*	775	8,049
Alphabet, Inc., Class C*	2,525	6,852,774
Meta Platforms, Inc., Class A*	9,500	2,975,970
Pinterest, Inc., Class A*	2,225	65,771
Rightmove plc	1,725	15,039
Snap, Inc., Class A*	6,650	216,391
Z Holdings Corp.	15,800	79,134

		10,213,128

Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc.*	2,650	7,927,396
Delivery Hero SE*(c)	700	53,297
eBay, Inc.	2,475	148,673
Etsy, Inc.*(b)	775	121,737
Farfetch Ltd., Class A*	2,550	55,360
Just Eat Takeaway.com NV*(c)	750	36,543
Rakuten Group, Inc.(b)	7,500	64,504
Zalando SE*(c)	1,292	101,354
Zalando SE*(c)(d)	233	18,279

		8,527,143

IT Services - 3.0%
Accenture plc, Class A	5,200	1,838,616
Akamai Technologies, Inc.*	625	71,594
Alten SA	125	20,080
Amadeus IT Group SA*	2,350	159,484
Atos SE(b)	750	26,568
Automatic Data Processing, Inc.	1,075	221,633
Capgemini SE	875	193,674
Cognizant Technology Solutions Corp., Class A	2,075	177,246
Computershare Ltd.	2,325	31,926
Edenred	1,375	58,418
EPAM Systems, Inc.*	200	95,228
Fujitsu Ltd.	1,900	247,672
Gartner, Inc.*	300	88,167
International Business Machines Corp.	5,775	771,367
Mastercard, Inc., Class A	2,200	850,036
Nexi SpA*(c)	2,200	31,839
NEXTDC Ltd.*(b)	1,850	13,907
Nomura Research Institute Ltd.	3,500	120,286
NTT Data Corp.(b)	5,000	94,858
Softcat plc	850	18,725
Sopra Steria Group SACA	75	13,040
Twilio, Inc., Class A*	875	180,355
Worldline SA*(c)	1,325	63,401

		5,388,120

Leisure Products - 0.1%
Games Workshop Group plc	75	7,990
Hasbro, Inc.	475	43,928
Sega Sammy Holdings, Inc.	2,500	41,571
Thule Group AB(c)	450	21,482
Yamaha Corp.	900	40,538

		155,509

Life Sciences Tools & Services - 0.8%
AddLife AB, Class B	275	7,854

Investments	Shares	Value ($)
Agilent Technologies, Inc.	800	111,456
Bachem Holding AG (Registered), Class B	25	14,688
Bio-Rad Laboratories, Inc., Class A*	75	44,980
Charles River Laboratories International, Inc.*	100	32,976
Danaher Corp.	1,875	535,856
Eurofins Scientific SE(b)	650	64,682
Lonza Group AG (Registered)	375	255,115
Mettler-Toledo International, Inc.*	150	220,902
Sartorius Stedim Biotech	150	65,091
Siegfried Holding AG (Registered)*	25	20,018
Tecan Group AG (Registered)	25	12,024
West Pharmaceutical Services, Inc.	150	58,983

		1,444,625

Machinery - 1.8%
Aalberts NV	600	36,280
Alfa Laval AB	2,025	67,579
Alstom SA(b)	1,575	50,584
Atlas Copco AB, Class A	3,225	187,680
Caterpillar, Inc.	3,500	705,460
CNH Industrial NV	6,350	94,923
Cummins, Inc.	500	110,440
Daifuku Co. Ltd.	800	54,919
Deere & Co.	925	348,170
Ebara Corp.	300	14,476
Epiroc AB, Class A	4,150	87,587
FANUC Corp.	900	175,431
Fortive Corp.	650	45,851
GEA Group AG	1,000	46,802
Georg Fischer AG (Registered)	25	36,035
IMI plc	2,200	48,672
KION Group AG	375	34,168
Kone OYJ, Class B	2,450	157,152
Kubota Corp.(b)	7,500	159,080
Kurita Water Industries Ltd.	100	4,027
Metso Outotec OYJ	6,675	70,442
MINEBEA MITSUMI, Inc.	2,500	60,295
Mitsubishi Heavy Industries Ltd.	2,500	67,238
Otis Worldwide Corp.	850	72,615
Rotork plc	6,190	28,070
Schindler Holding AG	275	67,964
Spirax-Sarco Engineering plc	500	88,918
Trelleborg AB, Class B	2,550	63,408
Valmet OYJ	475	17,907
Volvo AB, Class B	6,325	141,115
Wartsila OYJ Abp	4,203	51,167
Weir Group plc (The)	1,625	37,695

		3,232,150

Marine - 0.2%
AP Moller - Maersk A/S, Class B	25	89,155
Kawasaki Kisen Kaisha Ltd.*(b)	100	6,145
Kuehne + Nagel International AG (Registered)	175	48,926
Mitsui OSK Lines Ltd.(b)	500	38,186
Nippon Yusen KK	1,500	115,860

		298,272

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Media - 0.3%
Informa plc*(b)	13,554	100,925
Interpublic Group of Cos., Inc. (The)	1,825	64,861
Nordic Entertainment Group AB, Class B*	200	7,667
Omnicom Group, Inc.	1,825	137,532
Pearson plc	8,019	66,188
ProSiebenSat.1 Media SE	400	6,181
Publicis Groupe SA	1,150	76,962
Schibsted ASA, Class A	250	7,332
SES SA, Receipts	3,000	22,942
Vivendi SE	4,250	55,265
WPP plc	4,850	74,928

		620,783

Metals & Mining - 1.1%
Allkem Ltd.*	1,525	9,713
Alumina Ltd.(b)	8,225	10,923
Antofagasta plc	1,675	29,945
ArcelorMittal SA	3,225	94,701
BHP Group Ltd.(b)	6,075	198,385
BHP Group plc(d)	5,175	165,418
BlueScope Steel Ltd.	3,700	47,653
Evraz plc	1,460	9,780
Fortescue Metals Group Ltd.	9,225	129,145
Glencore plc*	39,925	205,155
IGO Ltd.	2,675	22,145
Mitsubishi Materials Corp.	2,500	44,109
Newmont Corp.	4,375	267,583
Norsk Hydro ASA	8,075	61,568
Northern Star Resources Ltd.	5,825	34,022
Rio Tinto Ltd.	1,800	141,479
Rio Tinto plc	6,550	455,648
South32 Ltd.	38,325	103,957
thyssenkrupp AG*	1,075	10,855
voestalpine AG	450	14,841

		2,057,025

Multiline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd.	2,500	19,505
J Front Retailing Co. Ltd.	2,500	22,261
Marks & Spencer Group plc*	8,200	23,961
Marui Group Co. Ltd.(b)	2,500	47,841
Next plc	750	75,448
Pan Pacific International Holdings Corp.	2,500	33,478

		222,494

Multi-Utilities - 0.6%
A2A SpA	16,060	30,236
AGL Energy Ltd.	5,000	25,012
Centrica plc*	63,575	61,686
CMS Energy Corp.	950	61,161
E.ON SE	4,730	64,794
Engie SA	8,225	124,971
National Grid plc	24,220	350,813
Sempra Energy	1,250	172,700
Suez SA(d)	875	19,451

Investments	Shares	Value ($)
Veolia Environnement SA	3,525	126,172

		1,036,996

Oil, Gas & Consumable Fuels - 3.8%
Aker BP ASA	1,700	58,459
Ampol Ltd.	1,050	21,994
BP plc	91,300	468,902
Canadian Natural Resources Ltd.	4,850	246,581
Chevron Corp.	12,600	1,654,758
ConocoPhillips	3,200	283,584
ENEOS Holdings, Inc.	19,000	75,077
Eni SpA	14,900	222,282
Equinor ASA	6,000	165,443
Exxon Mobil Corp.	11,226	852,727
Lundin Energy AB	325	13,071
Neste OYJ	2,700	120,372
OMV AG(b)	775	46,879
Phillips 66	2,825	239,532
Polski Koncern Naftowy ORLEN SA	1,400	24,279
Repsol SA	9,375	118,146
Santos Ltd.(b)	12,375	62,252
Shell plc	54,000	1,366,252
Suncor Energy, Inc.	6,200	177,059
TotalEnergies SE	9,500	534,818
Woodside Petroleum Ltd.(b)	1,700	30,027

		6,782,494

Paper & Forest Products - 0.1%
Holmen AB, Class B	150	7,206
Stora Enso OYJ, Class R	3,950	79,349
Svenska Cellulosa AB SCA, Class B	1,750	30,175
UPM-Kymmene OYJ	400	14,416

		131,146

Personal Products - 0.7%
Beiersdorf AG	400	39,495
Kao Corp.	2,500	124,366
L’Oreal SA	1,375	580,867
Shiseido Co. Ltd.	2,500	125,016
Unilever plc	5,649	287,370
Unilever plc	3,476	176,633

		1,333,747

Pharmaceuticals - 7.7%
ALK-Abello A/S*	25	10,494
Astellas Pharma, Inc.	7,500	120,449
AstraZeneca plc	10,850	1,254,368
Bayer AG (Registered)	3,075	185,591
Bristol-Myers Squibb Co.	11,525	747,857
Eli Lilly & Co.	3,325	815,922
GlaxoSmithKline plc	13,350	294,278
Hikma Pharmaceuticals plc	975	27,183
Ipsen SA	400	38,697
Johnson & Johnson	21,125	3,639,626
Kyowa Kirin Co. Ltd.	500	12,389
Merck & Co., Inc.	16,725	1,362,753
Merck KGaA	725	157,587
Nippon Shinyaku Co. Ltd.	100	6,483
Novartis AG (Registered)	8,075	694,968
Novo Nordisk A/S, Class B	6,925	684,539

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Otsuka Holdings Co. Ltd.	2,500	85,008
Pfizer, Inc.	22,950	1,209,235
Roche Holding AG	3,300	1,264,991
Sanofi	6,200	644,631
Shionogi & Co. Ltd.	3,200	178,489
UCB SA	750	74,003
Vifor Pharma AG	250	43,956
Zoetis, Inc.	1,200	239,748

		13,793,245

Professional Services - 0.9%
Adecco Group AG (Registered)	1,175	55,301
AFRY AB, Class B	625	13,901
ALS Ltd.	1,675	13,843
Booz Allen Hamilton Holding Corp.	575	44,120
Bureau Veritas SA	2,075	58,826
Hays plc	9,925	19,161
Intertek Group plc	1,050	75,283
Randstad NV	425	27,423
Recruit Holdings Co. Ltd.	10,000	485,572
RELX plc	14,250	433,990
SGS SA (Registered)	25	70,485
Teleperformance	400	149,497
Wolters Kluwer NV	1,100	111,275

		1,558,677

Real Estate Management & Development - 0.2%
Aroundtown SA	5,833	35,676
Capitaland Investment Ltd.*	4,600	11,737
Castellum AB(b)	1,950	45,543
CK Asset Holdings Ltd.	12,500	83,119
Kojamo OYJ	475	10,820
Lendlease Corp. Ltd.(b)	2,875	20,114
Mitsubishi Estate Co. Ltd.	7,500	107,854
Swiss Prime Site AG (Registered)	75	7,351
Vonovia SE	1,425	80,478
Wihlborgs Fastigheter AB	1,175	24,081

		426,773

Road & Rail - 0.5%
Aurizon Holdings Ltd.	8,700	21,576
Canadian National Railway Co.	4,500	548,188
JB Hunt Transport Services, Inc.	200	38,508
Keikyu Corp.(b)	2,500	25,428
Lyft, Inc., Class A*	1,175	45,261
MTR Corp. Ltd.	12,500	67,489
Nankai Electric Railway Co. Ltd.	2,500	49,230
Tokyu Corp.	2,500	32,957

		828,637

Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc.*	4,775	545,544
Advantest Corp.	1,100	91,360
ams-OSRAM AG*(b)	1,450	23,921
Analog Devices, Inc.	2,000	327,940
Applied Materials, Inc.	3,825	528,539
ASM International NV	275	93,099
ASM Pacific Technology Ltd.	2,500	24,816
ASML Holding NV	2,600	1,731,855
Broadcom, Inc.	1,625	952,055
Infineon Technologies AG	7,398	301,332

Investments	Shares	Value ($)
Intel Corp.	31,550	1,540,271
Lam Research Corp.	375	221,220
Microchip Technology, Inc.	1,400	108,472
Micron Technology, Inc.	6,000	493,620
Nordic Semiconductor ASA*	900	26,245
NVIDIA Corp.	6,600	1,616,076
ON Semiconductor Corp.*	1,125	66,375
QUALCOMM, Inc.	4,450	782,132
Renesas Electronics Corp.*	12,500	140,812
Rohm Co. Ltd.	400	33,048
STMicroelectronics NV	3,925	181,497
SUMCO Corp.	2,500	45,064
Texas Instruments, Inc.	7,525	1,350,662
Xilinx, Inc.	600	116,130

		11,342,085

Software - 8.1%
Adobe, Inc.*	2,500	1,335,750
Altium Ltd.	675	16,978
Autodesk, Inc.*	1,350	337,216
Ceridian HCM Holding, Inc.*(b)	550	41,701
Coupa Software, Inc.*(b)	200	26,854
Crowdstrike Holdings, Inc., Class A*(b)	525	94,836
Dassault Systemes SE	3,800	180,829
DocuSign, Inc.*	775	97,472
Fortinet, Inc.*	500	148,620
HubSpot, Inc.*	175	85,540
Intuit, Inc.	1,100	610,753
Microsoft Corp.	27,700	8,614,146
NortonLifeLock, Inc.	2,225	57,872
Open Text Corp.	1,300	62,189
Oracle Corp.	10,700	868,412
RingCentral, Inc., Class A*	200	35,298
Sage Group plc (The)	5,425	52,463
salesforce.com, Inc.*	3,875	901,441
SAP SE	5,800	717,799
SimCorp A/S	475	43,870
Synopsys, Inc.*	600	186,300
WiseTech Global Ltd.	1,000	31,916

		14,548,255

Specialty Retail - 2.4%
Best Buy Co., Inc.	1,175	116,654
Burlington Stores, Inc.*(b)	475	112,542
Dufry AG (Registered)*	400	20,364
H & M Hennes & Mauritz AB, Class B(b)	4,650	91,335
Home Depot, Inc. (The)	6,925	2,541,337
Industria de Diseno Textil SA	3,175	95,172
Kingfisher plc	14,225	63,190
Lowe’s Cos., Inc.	2,800	664,580
Nitori Holdings Co. Ltd.(b)	300	42,699
TJX Cos., Inc. (The)	6,275	451,612
USS Co. Ltd.	2,500	40,486
Watches of Switzerland Group plc*(e)	725	12,373
Yamada Holdings Co. Ltd.	7,500	25,190

		4,277,534

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	52,950	9,254,601
Brother Industries Ltd.	2,500	45,606
Canon, Inc.(b)	5,000	117,531
Dell Technologies, Inc., Class C*	900	51,129
Hewlett Packard Enterprise Co.	6,150	100,430
HP, Inc.	7,725	283,739
Konica Minolta, Inc.(b)	2,500	10,458
Logitech International SA (Registered)	550	45,345
NetApp, Inc.(b)	1,075	92,998
Ricoh Co. Ltd.	2,500	20,937
Seiko Epson Corp.	2,500	38,490
Western Digital Corp.*	2,700	139,698

		10,200,962

Textiles, Apparel & Luxury Goods - 1.6%
adidas AG	975	264,773
Asics Corp.	2,500	47,906
Burberry Group plc	2,925	73,287
EssilorLuxottica SA - IM	282	52,407
EssilorLuxottica SA - MO(b)	1,393	260,498
Hermes International	100	147,804
Kering SA	400	294,285
Lululemon Athletica, Inc.*(b)	700	233,632
LVMH Moet Hennessy Louis Vuitton SE	1,425	1,154,299
Moncler SpA	1,200	75,789
Pandora A/S	600	64,544
Puma SE	75	7,920
Shenzhou International Group Holdings Ltd.	2,500	45,880
Swatch Group AG (The)	200	57,634

		2,780,658

Tobacco - 0.1%
Imperial Brands plc	3,675	86,359
Japan Tobacco, Inc.	5,000	99,544

		185,903

Trading Companies & Distributors - 0.5%
Beijer Ref AB	550	9,504
Brenntag SE	650	55,130
Bunzl plc	3,325	123,435
Electrocomponents plc	1,575	23,477
Ferguson plc	600	93,379
IMCD NV	200	34,123
Mitsui & Co. Ltd.	10,000	247,646
Rexel SA	2,300	50,612
Sojitz Corp.(b)	3,999	62,054
Sumitomo Corp.	10,000	153,699
Toyota Tsusho Corp.	1,800	72,016

		925,075

Transportation Infrastructure - 0.2%
Aena SME SA*(c)	325	52,153
Aeroports de Paris*	50	6,706
Atlantia SpA*	3,025	55,664
Auckland International Airport Ltd.*	7,756	36,573
Flughafen Zurich AG (Registered)*(b)	100	18,281

Investments	Shares	Value ($)
Getlink SE	2,949	46,116
Transurban Group	15,528	136,206

		351,699

Water Utilities - 0.1%
American Water Works Co., Inc.	900	144,720
Pennon Group plc	100	1,453
Severn Trent plc	1,975	76,127
United Utilities Group plc	2,775	39,744

		262,044

Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA, SDR*(b)	575	15,265
SoftBank Corp.	15,000	186,678
Vodafone Group plc	187,850	327,688

		529,631

TOTAL COMMON STOCKS (Cost $137,395,770)		178,606,173

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.2%

REPURCHASE AGREEMENTS - 0.2%
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $331,222, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.00%, maturing 2/15/2026 - 5/15/2040; total market value $336,007 (Cost $331,222)	331,222	331,222

Total Investments - 99.7% (Cost $137,726,992)		178,937,395
Other assets less liabilities - 0.3%		578,273

Net Assets - 100.0%		179,515,668

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $4,231,760, collateralized in the form of cash with a value of $331,222 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,823,089 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 15, 2022 – November 15, 2051 and $1,284,513 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 25, 2022 – September 20, 2117; a total value of $4,438,824.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)

Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $207,271, which represents approximately 0.12% of net assets of the Fund.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(f)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $331,222.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
DI	Depositary Interest
OYJ	Public Limited Company Preference A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini Index	2	03/18/2022	USD	$223,530	$1,185
S&P 500 E-Mini Index	3	03/18/2022	USD	675,638	(24,212)

					$(23,027)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of January 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	147,000	Toronto-Dominion Bank (The)	USD	194,989	03/16/2022	$2,183
USD	351,630	Goldman Sachs & Co.	AUD	490,000	03/16/2022	6,336
USD	217,194	JPMorgan Chase Bank	CHF	200,000	03/16/2022	2,138
USD	565,879	JPMorgan Chase Bank	EUR	500,000	03/16/2022	4,871
USD	24,528	Morgan Stanley	GBP	18,000	03/16/2022	385
USD	63,046	Morgan Stanley	JPY	7,200,000	03/16/2022	535
USD	381,380	Toronto-Dominion Bank (The)	JPY	43,300,000	03/16/2022	5,446
USD	115,865	Goldman Sachs & Co.	SEK	1,050,000	03/16/2022	3,328

Total unrealized appreciation						$25,222

AUD	300,000	Toronto-Dominion Bank (The)	USD	214,625	03/16/2022	$(3,220)
CHF	94,000	Toronto-Dominion Bank (The)	USD	102,190	03/16/2022	(1,113)
EUR	446,000	Toronto-Dominion Bank (The)	USD	503,950	03/16/2022	(3,531)
JPY	60,500,000	Toronto-Dominion Bank (The)	USD	532,975	03/16/2022	(7,709)
SEK	1,368,000	Toronto-Dominion Bank (The)	USD	150,649	03/16/2022	(4,030)
USD	92,551	Citibank NA	GBP	70,000	03/16/2022	(1,341)
USD	66,161	JPMorgan Chase Bank	GBP	50,000	03/16/2022	(904)

Total unrealized depreciation						$(21,848)

Net unrealized appreciation						$3,374

Abbreviations:

AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
SEK — Swedish Krona
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

FlexShares® STOXX® Global ESG Select Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2022:

Australia	2.6%
Austria	0.1
Belgium	0.4
Canada	2.0
Colombia	0.0	†
Denmark	1.1
Finland	0.5
France	4.9
Germany	2.7
Hong Kong	0.5
Ireland	0.2
Italy	1.3
Japan	7.4
Luxembourg	0.1
Netherlands	1.8
New Zealand	0.1
Norway	0.4
Poland	0.0	†
Portugal	0.1
Singapore	0.3
Spain	0.8
Sweden	1.1
Switzerland	4.4
United Kingdom	6.8
United States	59.9
Other[1]	0.5

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.5%
Securities Lending Reinvestments	0.2
Others(1)	0.3

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate US Large Cap Core Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%
Air Freight & Logistics - 0.2%
United Parcel Service, Inc., Class B	20	4,044

Automobiles - 2.3%
Ford Motor Co.	86	1,746
General Motors Co.*	20	1,054
Tesla, Inc.*	62	58,077

		60,877

Banks - 4.3%
Bank of America Corp.	956	44,110
Citigroup, Inc.	356	23,183
Fifth Third Bancorp	58	2,588
JPMorgan Chase & Co.	246	36,556
KeyCorp	82	2,055
PNC Financial Services Group, Inc. (The)	12	2,472

		110,964

Beverages - 1.6%
Coca-Cola Co. (The)	72	4,393
PepsiCo, Inc.	214	37,133

		41,526

Biotechnology - 2.1%
AbbVie, Inc.	106	14,510
Amgen, Inc.	116	26,348
Biogen, Inc.*	38	8,588
Regeneron Pharmaceuticals, Inc.*	4	2,435
Vertex Pharmaceuticals, Inc.*	12	2,917

		54,798

Building Products - 1.1%
Johnson Controls International plc	224	16,278
Trane Technologies plc	72	12,463

		28,741

Capital Markets - 3.7%
Bank of New York Mellon Corp. (The)	20	1,185
BlackRock, Inc.	2	1,646
Goldman Sachs Group, Inc. (The)	36	12,769
Moody’s Corp.	52	17,836
Morgan Stanley	234	23,994
MSCI, Inc.	10	5,361
S&P Global, Inc.	58	24,083
State Street Corp.	106	10,017

		96,891

Chemicals - 1.5%
Ecolab, Inc.	34	6,441
International Flavors & Fragrances, Inc.	80	10,554
Linde plc	4	1,275
PPG Industries, Inc.	72	11,246
Sherwin-Williams Co. (The)	34	9,741

		39,257

Investments	Shares	Value ($)
Commercial Services & Supplies - 0.8%
Waste Management, Inc.	138	20,761

Communications Equipment - 1.4%
Arista Networks, Inc.*	72	8,950
Cisco Systems, Inc.	408	22,713
Motorola Solutions, Inc.	22	5,103

		36,766

Consumer Finance - 0.1%
American Express Co.	16	2,877

Containers & Packaging - 0.1%
Packaging Corp. of America	14	2,109

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc., Class B*	44	13,773
Equitable Holdings, Inc.	118	3,969

		17,742

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	762	19,431
Verizon Communications, Inc.	234	12,456

		31,887

Electric Utilities - 1.2%
Eversource Energy	106	9,486
Exelon Corp.	298	17,269
NextEra Energy, Inc.	46	3,594

		30,349

Electrical Equipment - 0.3%
Plug Power, Inc.*	174	3,805
Rockwell Automation, Inc.	14	4,049

		7,854

Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	46	6,629

Energy Equipment & Services - 0.7%
Baker Hughes Co.	192	5,268
Halliburton Co.	178	5,472
Schlumberger NV	214	8,361

		19,101

Entertainment - 1.3%
Electronic Arts, Inc.	32	4,245
Spotify Technology SA*	26	5,103
Walt Disney Co. (The)*	172	24,591

		33,939

Equity Real Estate Investment Trusts (REITs) - 2.9%
Boston Properties, Inc.	46	5,156
Equinix, Inc.	28	20,297
Healthpeak Properties, Inc.	144	5,093
Prologis, Inc.	194	30,423
Ventas, Inc.	122	6,468
Weyerhaeuser Co.	190	7,682

		75,119

Food & Staples Retailing - 0.7%
Kroger Co. (The)	70	3,051

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value ($)
Walgreens Boots Alliance, Inc.	232	11,545
Walmart, Inc.	30	4,194

		18,790

Food Products - 0.6%
General Mills, Inc.	54	3,709
Kellogg Co.	78	4,914
Mondelez International, Inc., Class A	108	7,239

		15,862

Gas Utilities - 0.2%
Atmos Energy Corp.	38	4,074

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	152	19,374
Baxter International, Inc.	66	5,639
Boston Scientific Corp.*	182	7,808
Edwards Lifesciences Corp.*	88	9,610
Insulet Corp.*	6	1,488
Medtronic plc	194	20,077
ResMed, Inc.	6	1,371

		65,367

Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	6	817
Anthem, Inc.	62	27,341
Cigna Corp.	104	23,968
CVS Health Corp.	68	7,243
Humana, Inc.	28	10,990
UnitedHealth Group, Inc.	34	16,068

		86,427

Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	16	3,785

Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment, Inc.*	30	2,284
Hilton Worldwide Holdings, Inc.*	10	1,451
Las Vegas Sands Corp.*	112	4,905
McDonald’s Corp.	108	28,021
Starbucks Corp.	90	8,849

		45,510

Household Durables - 0.2%
Whirlpool Corp.	20	4,204

Household Products - 2.0%
Church & Dwight Co., Inc.	22	2,258
Clorox Co. (The)	26	4,364
Colgate-Palmolive Co.	170	14,017
Kimberly-Clark Corp.	52	7,158
Procter & Gamble Co. (The)	156	25,030

		52,827

Industrial Conglomerates - 0.3%
3M Co.	46	7,637

Insurance - 2.6%
American International Group, Inc.	76	4,389
Chubb Ltd.	64	12,464
Hartford Financial Services Group, Inc. (The)	106	7,618

Investments	Shares	Value ($)
Marsh & McLennan Cos., Inc.	96	14,749
MetLife, Inc.	228	15,290
Prudential Financial, Inc.	82	9,149
Travelers Cos., Inc. (The)	16	2,659

		66,318

Interactive Media & Services - 6.8%
Alphabet, Inc., Class A*	24	64,946
Alphabet, Inc., Class C*	24	65,135
Meta Platforms, Inc., Class A*	148	46,362
Snap, Inc., Class A*	16	521

		176,964

Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc.*	28	83,761
eBay, Inc.	218	13,096
Etsy, Inc.*	38	5,969
MercadoLibre, Inc.*	1	1,132

		103,958

IT Services - 4.4%
Accenture plc, Class A	14	4,950
Akamai Technologies, Inc.*	42	4,811
Automatic Data Processing, Inc.	100	20,617
Cloudflare, Inc., Class A*	24	2,314
International Business Machines Corp.	136	18,165
Mastercard, Inc., Class A	102	39,411
Okta, Inc.*	22	4,354
Twilio, Inc., Class A*	12	2,473
Visa, Inc., Class A	70	15,832
Wix.com Ltd.*	10	1,314

		114,241

Leisure Products - 0.1%
Hasbro, Inc.	40	3,699

Life Sciences Tools & Services - 1.2%
10X Genomics, Inc., Class A*	4	385
Agilent Technologies, Inc.	28	3,901
Illumina, Inc.*	38	13,255
Mettler-Toledo International, Inc.*	2	2,945
Thermo Fisher Scientific, Inc.	4	2,325
West Pharmaceutical Services, Inc.	20	7,865

		30,676

Machinery - 2.0%
Caterpillar, Inc.	40	8,062
Cummins, Inc.	44	9,719
Deere & Co.	36	13,550
Illinois Tool Works, Inc.	30	7,018
Stanley Black & Decker, Inc.	52	9,082
Xylem, Inc.	52	5,461

		52,892

Media - 0.9%
Comcast Corp., Class A	176	8,798
Interpublic Group of Cos., Inc. (The)	122	4,336
Omnicom Group, Inc.	64	4,823
ViacomCBS, Inc.	128	4,282

		22,239

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value ($)
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	136	5,062
Newmont Corp.	108	6,606

		11,668

Multiline Retail - 0.6%
Target Corp.	70	15,430

Multi-Utilities - 0.9%
Consolidated Edison, Inc.	108	9,336
Sempra Energy	98	13,540

		22,876

Oil, Gas & Consumable Fuels - 2.1%
ConocoPhillips	142	12,584
Devon Energy Corp.	44	2,225
Diamondback Energy, Inc.	14	1,766
Exxon Mobil Corp.	44	3,342
Hess Corp.	80	7,383
Marathon Petroleum Corp.	132	9,471
Occidental Petroleum Corp.	148	5,575
Pioneer Natural Resources Co.	32	7,005
Valero Energy Corp.	26	2,157
Williams Cos., Inc. (The)	56	1,677

		53,185

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The), Class A	58	18,084

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	204	13,238
Eli Lilly & Co.	78	19,140
Johnson & Johnson	202	34,803
Merck & Co., Inc.	178	14,503
Pfizer, Inc.	508	26,767

		108,451

Professional Services - 0.8%
Equifax, Inc.	34	8,152
IHS Markit Ltd.	62	7,241
TransUnion	14	1,444
Verisk Analytics, Inc.	24	4,707

		21,544

Road & Rail - 1.8%
CSX Corp.	602	20,600
Norfolk Southern Corp.	66	17,951
Union Pacific Corp.	30	7,337

		45,888

Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc.*	54	6,169
Applied Materials, Inc.	78	10,778
Enphase Energy, Inc.*	40	5,619
Intel Corp.	400	19,528
Micron Technology, Inc.	104	8,556
NVIDIA Corp.	212	51,910
NXP Semiconductors NV	8	1,644
QUALCOMM, Inc.	74	13,006
SolarEdge Technologies, Inc.*	16	3,812
Texas Instruments, Inc.	32	5,744

		126,766

Investments	Shares	Value ($)
Software - 10.3%
Adobe, Inc.*	60	32,058
Autodesk, Inc.*	34	8,493
Bill.com Holdings, Inc.*	6	1,129
Cadence Design Systems, Inc.*	6	913
Crowdstrike Holdings, Inc., Class A*	10	1,806
HubSpot, Inc.*	2	978
Intuit, Inc.	6	3,331
Microsoft Corp.	498	154,868
NortonLifeLock, Inc.	24	624
Oracle Corp.	128	10,388
salesforce.com, Inc.*	132	30,707
VMware, Inc., Class A	60	7,709
Workday, Inc., Class A*	52	13,157
Zoom Video Communications, Inc., Class A*	10	1,543

		267,704

Specialty Retail - 1.7%
Best Buy Co., Inc.	16	1,589
Home Depot, Inc. (The)	56	20,551
Lowe’s Cos., Inc.	66	15,665
TJX Cos., Inc. (The)	54	3,886
Tractor Supply Co.	14	3,056

		44,747

Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	1,038	181,422
Dell Technologies, Inc., Class C*	78	4,431
Hewlett Packard Enterprise Co.	74	1,208
HP, Inc.	368	13,517
NetApp, Inc.	64	5,536
Western Digital Corp.*	28	1,449

		207,563

Textiles, Apparel & Luxury Goods - 1.0%
Lululemon Athletica, Inc.*	6	2,002
NIKE, Inc., Class B	126	18,657
VF Corp.	70	4,565

		25,224

TOTAL COMMON STOCKS (COST $2,474,563)		2,566,831

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills 0.36%, 6/30/2022(a) (Cost $4,993)	5,000	4,993

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Total Investments - 99.2% (Cost $2,479,556)		2,571,824
Other assets less liabilities - 0.8%		21,164

Net Assets - 100.0%		2,592,988

*	Non-income producing security.
(a)	The rate shown was the current yield as of January 31, 2022.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® ESG & Climate US Large Cap Core Index Fund had the following open futures contract as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
Micro E-mini S&P 500 Index	1	03/18/2022	USD	$22,521	$(936)

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.0%
Short-Term Investments	0.2
Others(1)	0.8

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%
Air Freight & Logistics - 0.6%
Deutsche Post AG (Registered)	390	23,167
DSV A/S	20	4,030

		27,197

Airlines - 0.0%(a)
International Consolidated Airlines Group SA*	974	2,039

Auto Components - 1.3%
Bridgestone Corp.	400	17,402
Cie Generale des Etablissements Michelin SCA	114	18,875
Denso Corp.	100	7,372
Magna International, Inc.	40	3,221
Pirelli & C SpA(b)	390	2,725
Sumitomo Electric Industries Ltd.	1,000	13,126

		62,721

Automobiles - 2.5%
Bayerische Motoren Werke AG	78	8,127
Daimler AG	238	18,657
Honda Motor Co. Ltd.	200	5,822
Nissan Motor Co. Ltd.*	1,000	5,271
Porsche Automobil Holding SE (Preference)	152	14,040
Toyota Motor Corp.	3,200	62,362
Volkswagen AG (Preference)	32	6,576

		120,855

Banks - 11.9%
ABN AMRO Bank NV, CVA(b)	360	5,742
Australia & New Zealand Banking Group Ltd.	1,164	21,757
Banco Bilbao Vizcaya Argentaria SA	1,048	6,619
Banco Santander SA	4,500	15,610
Bank of Montreal	196	22,174
Bank of Nova Scotia (The)	596	42,907
Barclays plc	3,346	8,854
BNP Paribas SA	554	39,125
Canadian Imperial Bank of Commerce	58	7,279
Commonwealth Bank of Australia	618	40,815
Credit Agricole SA	358	5,329
DBS Group Holdings Ltd.	200	5,207
HSBC Holdings plc	6,072	42,981
ING Groep NV	1,802	26,386
Intesa Sanpaolo SpA	4,750	13,948
KBC Group NV	76	6,555
Lloyds Banking Group plc	8,288	5,677
Mitsubishi UFJ Financial Group, Inc.	4,400	26,390
Mizuho Financial Group, Inc.	400	5,381
National Australia Bank Ltd.	1,242	23,740
NatWest Group plc	2,312	7,519

Investments	Shares	Value ($)
Nordea Bank Abp	426	5,018
Resona Holdings, Inc.	1,200	5,117
Royal Bank of Canada	618	70,425
Skandinaviska Enskilda Banken AB, Class A	1,120	14,327
Societe Generale SA	460	16,854
Svenska Handelsbanken AB, Class A	458	4,845
Toronto-Dominion Bank (The)	690	55,236
UniCredit SpA	500	7,841
Westpac Banking Corp.	1,494	21,368

		581,026

Beverages - 2.4%
Anheuser-Busch InBev SA/NV	300	18,739
Asahi Group Holdings Ltd.	200	8,102
Carlsberg A/S, Class B	70	11,264
Coca-Cola HBC AG*	166	5,436
Diageo plc	860	42,957
Heineken NV	20	2,130
Kirin Holdings Co. Ltd.	600	9,566
Pernod Ricard SA	62	13,136
Suntory Beverage & Food Ltd.	200	7,654

		118,984

Biotechnology - 0.6%
CSL Ltd.	142	26,047
Grifols SA	242	4,235
Swedish Orphan Biovitrum AB*	54	1,057

		31,339

Building Products - 1.5%
Assa Abloy AB, Class B	610	16,534
Cie de Saint-Gobain	256	17,118
Geberit AG (Registered)	28	18,802
Kingspan Group plc	218	20,801
Nibe Industrier AB, Class B	86	807

		74,062

Capital Markets - 2.8%
Abrdn plc	1,398	4,518
Credit Suisse Group AG (Registered)	558	5,250
Daiwa Securities Group, Inc.	1,400	8,362
Deutsche Bank AG (Registered)*	386	5,302
Deutsche Boerse AG	36	6,344
EQT AB	142	5,471
Hong Kong Exchanges & Clearing Ltd.	300	16,867
IGM Financial, Inc.	134	4,705
London Stock Exchange Group plc	100	9,687
Macquarie Group Ltd.	132	17,077
Nomura Holdings, Inc.	2,200	9,640
St James’s Place plc	560	11,405
UBS Group AG (Registered)	1,586	29,129

		133,757

Chemicals - 3.5%
Akzo Nobel NV	20	2,053
Arkema SA	54	7,897
Chr Hansen Holding A/S	204	16,271

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Clariant AG (Registered)*	280	5,861
Covestro AG(b)	106	6,281
Croda International plc	142	15,188
Givaudan SA (Registered)	4	16,403
Koninklijke DSM NV	162	30,155
Mitsui Chemicals, Inc.	200	5,277
Novozymes A/S, Class B	122	8,325
Nutrien Ltd.	168	11,728
Shin-Etsu Chemical Co. Ltd.	100	16,524
Sika AG (Registered)	46	15,864
Sumitomo Chemical Co. Ltd.	1,600	7,970
Umicore SA	36	1,349
Wacker Chemie AG	20	2,873

		170,019

Commercial Services & Supplies - 0.3%
Brambles Ltd.	1,026	6,990
Dai Nippon Printing Co. Ltd.	300	7,152

		14,142

Communications Equipment - 0.4%
Nokia OYJ*	1,940	11,411
Telefonaktiebolaget LM Ericsson, Class B	840	10,331

		21,742

Construction & Engineering - 0.2%
Vinci SA	18	1,950
WSP Global, Inc.	56	7,464

		9,414

Diversified Financial Services - 0.2%
M&G plc	2,598	7,515
ORIX Corp.	200	4,089

		11,604

Diversified Telecommunication Services - 2.1%
BT Group plc	1,786	4,686
Deutsche Telekom AG (Registered)	1,662	31,062
Koninklijke KPN NV	1,686	5,532
Nippon Telegraph & Telephone Corp.	300	8,506
Singapore Telecommunications Ltd.	3,600	6,470
Swisscom AG (Registered)	34	19,289
Telecom Italia SpA	6,782	3,164
Telefonica Deutschland Holding AG	1,058	3,012
Telefonica SA	1,395	6,456
Telia Co. AB	596	2,338
TELUS Corp.	580	13,640

		104,155

Electric Utilities - 2.0%
Acciona SA	12	2,075
Electricite de France SA	170	1,619
Enel SpA	1,772	13,470
Hydro One Ltd.(b)	84	2,169
Iberdrola SA	2,592	29,521
Iberdrola SA*(c)	43	490
Orsted A/S(b)	120	12,638
Red Electrica Corp. SA	558	11,203
Terna - Rete Elettrica Nazionale	1,866	14,538
Verbund AG	86	9,043

		96,766

Investments	Shares	Value ($)
Electrical Equipment - 2.3%
ABB Ltd. (Registered)	150	5,109
Nidec Corp.	200	17,513
Schneider Electric SE	312	52,239
Siemens Gamesa Renewable Energy SA*	306	6,550
Signify NV(b)	124	6,514
Vestas Wind Systems A/S	836	22,288

		110,213

Electronic Equipment, Instruments & Components - 0.7%
Halma plc	136	4,554
Murata Manufacturing Co. Ltd.	200	14,822
Omron Corp.	200	14,415

		33,791

Energy Equipment & Services - 0.0%(a)
Tenaris SA	204	2,462

Equity Real Estate Investment Trusts (REITs) - 1.5%
British Land Co. plc (The)	884	6,525
Gecina SA	60	8,078
GPT Group (The)	762	2,679
Japan Real Estate Investment Corp.	2	10,935
Land Securities Group plc	236	2,502
Mirvac Group	3,384	6,223
Nippon Prologis REIT, Inc.	2	6,214
Segro plc	810	14,149
Stockland	702	1,998
Unibail-Rodamco-Westfield*	80	6,035
Vicinity Centres	4,744	5,448

		70,786

Food & Staples Retailing - 1.6%
Aeon Co. Ltd.	400	9,048
Carrefour SA	202	3,831
HelloFresh SE*	34	2,231
Jeronimo Martins SGPS SA	238	5,699
Kesko OYJ, Class B	130	4,070
Loblaw Cos. Ltd.	74	5,706
Tesco plc	5,198	20,713
Woolworths Group Ltd.	1,000	24,251

		75,549

Food Products - 2.6%
Ajinomoto Co., Inc.	200	5,542
Danone SA	46	2,849
Nestle SA (Registered)	858	109,737
Orkla ASA	744	7,076

		125,204

Gas Utilities - 0.4%
Hong Kong & China Gas Co. Ltd.	12,000	18,467

Health Care Equipment & Supplies - 2.0%
Coloplast A/S, Class B	48	6,931
ConvaTec Group plc(b)	654	1,540
Fisher & Paykel Healthcare Corp. Ltd.	412	7,509
Koninklijke Philips NV	1,142	37,618
Olympus Corp.	600	13,260
Sonova Holding AG (Registered)	36	12,644
Straumann Holding AG (Registered)	2	3,255

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Sysmex Corp.	100	9,399
Terumo Corp.	200	7,217

		99,373

Health Care Providers & Services - 0.2%
Amplifon SpA	34	1,431
Fresenius Medical Care AG & Co. KGaA	70	4,713
Fresenius SE & Co. KGaA	114	4,672

		10,816

Hotels, Restaurants & Leisure - 1.1%
Compass Group plc	672	15,048
Entain plc*	68	1,452
Flutter Entertainment plc*	22	3,301
Genting Singapore Ltd.	8,800	4,784
La Francaise des Jeux SAEM(b)	128	5,257
Sands China Ltd.*	3,200	8,803
Whitbread plc*	344	13,947
Wynn Macau Ltd.*	1,600	1,440

		54,032

Household Durables - 2.0%
Barratt Developments plc	528	4,333
Berkeley Group Holdings plc	184	10,363
Electrolux AB, Class B	490	10,048
JS Global Lifestyle Co. Ltd.(b)	1,000	1,590
Panasonic Corp.	1,200	13,044
SEB SA	34	5,111
Sekisui House Ltd.	500	10,043
Sony Group Corp.	400	44,157

		98,689

Household Products - 0.7%
Henkel AG & Co. KGaA (Preference)	226	18,357
Reckitt Benckiser Group plc	184	14,839

		33,196

Independent Power and Renewable Electricity Producers - 0.2%
EDP Renovaveis SA	368	7,681

Industrial Conglomerates - 1.7%
Hitachi Ltd.	800	41,234
Siemens AG (Registered)	260	40,770

		82,004

Insurance - 6.6%
AIA Group Ltd.	3,600	37,235
Allianz SE (Registered)	196	49,952
ASR Nederland NV	110	5,079
Aviva plc	4,574	26,646
AXA SA	1,404	43,998
Dai-ichi Life Holdings, Inc.	100	2,232
Insurance Australia Group Ltd.	1,302	3,890
Japan Post Insurance Co. Ltd.	200	3,480
Legal & General Group plc	5,188	20,004
MS&AD Insurance Group Holdings, Inc.	600	20,444
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	48	15,015
NN Group NV	338	18,786
QBE Insurance Group Ltd.	582	4,564
Sun Life Financial, Inc.	476	26,944

Investments	Shares	Value ($)
Suncorp Group Ltd.	120	933
Swiss Life Holding AG (Registered)	4	2,543
Swiss Re AG	74	7,972
Zurich Insurance Group AG	66	31,240

		320,957

Interactive Media & Services - 0.5%
SEEK Ltd.	394	8,047
Z Holdings Corp.	3,600	18,031

		26,078

Internet & Direct Marketing Retail - 0.2%
Zalando SE*(b)	136	10,669

IT Services - 2.3%
Amadeus IT Group SA*	30	2,036
Capgemini SE	84	18,593
CGI, Inc.*	166	14,166
Edenred	106	4,503
Fujitsu Ltd.	100	13,035
Itochu Techno-Solutions Corp.	200	5,398
Nexi SpA*(b)	146	2,113
Nomura Research Institute Ltd.	400	13,747
Shopify, Inc., Class A*	26	25,070
Worldline SA*(b)	282	13,494

		112,155

Leisure Products - 0.2%
Yamaha Corp.	200	9,009

Machinery - 2.3%
Alstom SA	356	11,434
Atlas Copco AB, Class A	226	13,152
Epiroc AB, Class A	322	6,796
GEA Group AG	132	6,178
Hitachi Construction Machinery Co. Ltd.	200	5,016
Husqvarna AB, Class B	530	7,311
KION Group AG	88	8,018
Knorr-Bremse AG	12	1,206
Komatsu Ltd.	600	14,611
Kone OYJ, Class B	24	1,540
Kubota Corp.	200	4,242
Makita Corp.	200	7,393
SKF AB, Class B	340	7,387
Volvo AB, Class B	790	17,625
Weir Group plc (The)	82	1,902

		113,811

Media - 1.1%
Dentsu Group, Inc.	300	10,258
Informa plc*	692	5,153
Pearson plc	572	4,721
Publicis Groupe SA	188	12,582
Quebecor, Inc., Class B	74	1,749
WPP plc	1,356	20,949

		55,412

Metals & Mining - 2.8%
BHP Group Ltd.	384	12,540
BHP Group plc(c)	78	2,493
BlueScope Steel Ltd.	452	5,821
Boliden AB	98	3,921

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Fortescue Metals Group Ltd.	508	7,112
Glencore plc*	326	1,675
Hitachi Metals Ltd.*	300	5,395
Kinross Gold Corp.	1,156	6,244
Kirkland Lake Gold Ltd.	156	5,873
Norsk Hydro ASA	1,716	13,084
Polymetal International plc	418	5,950
Rio Tinto Ltd.	196	15,406
Rio Tinto plc	426	29,635
Teck Resources Ltd., Class B	604	18,645
Wheaton Precious Metals Corp.	112	4,513

		138,307

Multiline Retail - 0.3%
Canadian Tire Corp. Ltd., Class A	74	10,679
Next plc	24	2,414

		13,093

Multi-Utilities - 0.3%
Engie SA	274	4,163
National Grid plc	664	9,618

		13,781

Oil, Gas & Consumable Fuels - 4.7%
Ampol Ltd.	256	5,362
Cenovus Energy, Inc.	358	5,205
Enbridge, Inc.	1,176	49,692
Eni SpA	1,096	16,350
Imperial Oil Ltd.	94	3,844
Lundin Energy AB	154	6,194
Neste OYJ	296	13,196
Pembina Pipeline Corp.	66	2,095
Repsol SA	914	11,519
Santos Ltd.	670	3,370
Shell plc	2,460	62,266
Suncor Energy, Inc.	212	6,054
TotalEnergies SE	714	40,196
Woodside Petroleum Ltd.	98	1,731

		227,074

Paper & Forest Products - 0.9%
Mondi plc	620	15,297
Oji Holdings Corp.	200	1,054
Stora Enso OYJ, Class R	378	7,593
UPM-Kymmene OYJ	554	19,966

		43,910

Personal Products - 2.4%
Kao Corp.	600	29,848
L’Oreal SA	116	49,004
Shiseido Co. Ltd.	100	5,000
Unilever plc	618	31,404

		115,256

Pharmaceuticals - 8.3%
Astellas Pharma, Inc.	400	6,424
AstraZeneca plc	454	52,487
Bayer AG (Registered)	94	5,673
Daiichi Sankyo Co. Ltd.	800	17,809
Eisai Co. Ltd.	100	5,015
GlaxoSmithKline plc	2,014	44,395
H Lundbeck A/S	68	1,719
Kyowa Kirin Co. Ltd.	200	4,956
Merck KGaA	38	8,260
Novartis AG (Registered)	450	38,729

Investments	Shares	Value ($)
Novo Nordisk A/S, Class B	574	56,740
Ono Pharmaceutical Co. Ltd.	500	12,033
Roche Holding AG	216	82,799
Sanofi	404	42,005
Takeda Pharmaceutical Co. Ltd.	700	20,218
UCB SA	50	4,934

		404,196

Professional Services - 2.3%
Adecco Group AG (Registered)	196	9,225
Experian plc	234	9,673
Randstad NV	178	11,485
Recruit Holdings Co. Ltd.	500	24,279
RELX plc	1,834	55,855

		110,517

Real Estate Management & Development - 1.0%
City Developments Ltd.	600	3,128
Daiwa House Industry Co. Ltd.	800	23,155
ESR Cayman Ltd.*(b)	2,400	8,080
Lendlease Corp. Ltd.	210	1,469
Mitsubishi Estate Co. Ltd.	200	2,876
New World Development Co. Ltd.	2,000	8,131

		46,839

Road & Rail - 2.1%
Canadian National Railway Co.	268	32,648
Canadian Pacific Railway Ltd.	298	21,309
Central Japan Railway Co.	100	13,144
East Japan Railway Co.	400	22,717
MTR Corp. Ltd.	2,000	10,798

		100,616

Semiconductors & Semiconductor Equipment - 3.0%
Advantest Corp.	100	8,305
ASML Holding NV	120	79,932
Renesas Electronics Corp.*	200	2,253
STMicroelectronics NV	172	7,952
Tokyo Electron Ltd.	100	47,498

		145,940

Software - 1.9%
Open Text Corp.	288	13,777
SAP SE	542	67,077
WiseTech Global Ltd.	44	1,405
Xero Ltd.*	122	9,705

		91,964

Specialty Retail - 0.8%
Chow Tai Fook Jewellery Group Ltd.	800	1,399
H & M Hennes & Mauritz AB, Class B	404	7,935
Industria de Diseno Textil SA	672	20,144
Kingfisher plc	2,666	11,843

		41,321

Technology Hardware, Storage & Peripherals - 1.0%
Canon, Inc.	1,300	30,558
Logitech International SA (Registered)	54	4,452
Ricoh Co. Ltd.	800	6,700
Seiko Epson Corp.	400	6,158

		47,868

Textiles, Apparel & Luxury Goods - 3.0%
adidas AG	52	14,121

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Burberry Group plc	242	6,063
Cie Financiere Richemont SA (Registered)	168	23,990
Hermes International	6	8,868
Kering SA	30	22,071
LVMH Moet Hennessy Louis Vuitton SE	76	61,563
Puma SE	80	8,448

		145,124

Trading Companies & Distributors - 0.8%
Ferguson plc	54	8,404
Mitsui & Co. Ltd.	1,200	29,718
Rexel SA	90	1,980

		40,102

Transportation Infrastructure - 0.5%
Getlink SE	572	8,945
Sydney Airport*	1,258	7,676
Transurban Group	778	6,824

		23,445

Water Utilities - 0.3%
Severn Trent plc	318	12,258

Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc., Class B	48	2,433
SoftBank Corp.	200	2,489
SoftBank Group Corp.	400	17,396
Vodafone Group plc	8,640	15,072

		37,390

TOTAL COMMON STOCKS (COST $4,969,161)		4,849,177

Total Investments - 99.7% (Cost $4,969,161)		4,849,177
Other assets less liabilities - 0.3%		13,028

Net Assets - 100.0%		4,862,205

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $2,983, which represents approximately 0.06% of net assets of the Fund.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
OYJ	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of January 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	2,120	Toronto-Dominion Bank (The)	CHF	1,950	03/16/2022	$23
USD	565	Bank of Montreal	DKK	3,714	03/16/2022	5
USD	1,024	Toronto-Dominion Bank (The)	DKK	6,742	03/16/2022	8
USD	7,851	BNP Paribas SA	EUR	6,913	03/16/2022	96
USD	1,311	Toronto-Dominion Bank (The)	EUR	1,160	03/16/2022	10
USD	830	Citibank NA	HKD	6,473	03/16/2022	—
USD	8,522	Morgan Stanley	SEK	77,298	03/16/2022	238
USD	658	Toronto-Dominion Bank (The)	SEK	5,973	03/16/2022	17

Total unrealized appreciation						$397

AUD	3,764	Morgan Stanley	USD	2,696	03/16/2022	$(43)
CHF	2,985	Bank of Montreal	USD	3,246	03/16/2022	(37)
EUR	8,582	Morgan Stanley	USD	9,709	03/16/2022	(80)
EUR	5,078	Toronto-Dominion Bank (The)	USD	5,738	03/16/2022	(40)
HKD	32,922	Bank of New York	USD	4,223	03/16/2022	(1)
ILS	1,828	Citibank NA	USD	585	03/16/2022	(9)
ILS	7,190	Morgan Stanley	USD	2,322	03/16/2022	(57)
JPY	926,692	Bank of Montreal	USD	8,186	03/16/2022	(140)
JPY	309,666	Morgan Stanley	USD	2,725	03/16/2022	(36)
JPY	509,752	Toronto-Dominion Bank (The)	USD	4,491	03/16/2022	(65)
USD	4,272	Morgan Stanley	CAD	5,437	03/16/2022	(3)
USD	2,412	Toronto-Dominion Bank (The)	CAD	3,093	03/16/2022	(20)
USD	6,059	Morgan Stanley	GBP	4,583	03/16/2022	(89)
USD	3,157	Morgan Stanley	JPY	363,938	03/16/2022	(3)
USD	170	Bank of Montreal	NOK	1,530	03/16/2022	(1)
USD	466	Goldman Sachs & Co.	SGD	637	03/16/2022	(5)

Total unrealized depreciation						$(629)

Net unrealized depreciation						$(232)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2022:

Australia	6.5%
Austria	0.5
Belgium	0.7
Brazil	0.1
Canada	10.1
China	0.2
Denmark	2.9
Finland	1.3
France	10.2
Germany	8.0
Hong Kong	1.9
Ireland	0.5
Italy	1.6
Japan	19.1
Macau	0.2
Netherlands	6.0
New Zealand	0.4
Norway	0.4
Portugal	0.1
Russia	0.2
Singapore	0.6
Spain	2.6
Sweden	2.8
Switzerland	8.9
United Kingdom	12.4
United States	1.5
Other[1]	0.3

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.7%
Others(1)	0.3

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Building Products - 0.4%
Steico SE	13,208	1,452,485
UFP Industries, Inc.	165,100	13,184,886
Zurn Water Solutions Corp.	316,992	9,680,936

		24,318,307

Chemicals - 14.9%
CF Industries Holdings, Inc.	1,409,954	97,103,532
Corteva, Inc.(a)	4,467,606	214,802,496
FMC Corp.	772,668	85,279,367
ICL Group Ltd.	4,071,366	36,386,372
K+S AG (Registered)*	1,182,116	22,169,794
Mosaic Co. (The)	2,288,286	91,417,026
Nutrien Ltd.(a)	3,470,402	242,256,872
PhosAgro PJSC	300,482	21,118,256
PI Industries Ltd.	511,810	16,690,537
SABIC Agri-Nutrients Co.	1,327,404	59,791,379
Scotts Miracle-Gro Co. (The)(a)	254,254	38,443,205
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	990,609	4,701,438
UPL Ltd.	3,358,134	34,943,764
Yara International ASA	987,298	50,339,071

		1,015,443,109

Equity Real Estate Investment Trusts (REITs) - 1.2%
Weyerhaeuser Co.	2,073,656	83,837,912

Food Products - 14.2%
a2 Milk Co. Ltd. (The)*(a)	4,986,020	18,272,093
Archer-Daniels-Midland Co.(a)	3,529,838	264,737,850
Bakkafrost P/F(a)	303,784	20,817,742
Bunge Ltd.	914,654	90,422,695
Charoen Pokphand Indonesia Tbk. PT	49,199,800	21,551,852
International Holding Co. PJSC*	3,097,276	128,426,004
IOI Corp. Bhd.	21,463,000	19,434,899
Kuala Lumpur Kepong Bhd.	3,962,400	20,448,654
Mowi ASA	2,843,022	69,321,390
Muyuan Foods Co. Ltd., Class A	2,641,620	22,654,848
New Hope Liuhe Co. Ltd., Class A*	2,311,488	5,842,859
PPB Group Bhd.	4,953,000	18,791,934
Salmar ASA	353,314	23,926,626
Tongwei Co. Ltd., Class A	2,311,400	13,562,615
Tyson Foods, Inc., Class A	1,812,798	164,765,210
Wilmar International Ltd.	20,142,200	63,607,731

		966,585,002

Metals & Mining - 29.3%
Agnico Eagle Mines Ltd.	676,910	32,312,632
Alcoa Corp.(a)	495,300	28,088,463
Anglo American plc	3,503,422	151,727,819
Barrick Gold Corp.	5,022,342	96,079,243
BHP Group Ltd.(a)	7,819,136	255,340,865
Boliden AB(a)	700,024	28,011,159

Investments	Shares	Value ($)
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	820,300	4,791,371
First Quantum Minerals Ltd.	1,403,350	34,548,583
Fortescue Metals Group Ltd.(a)	4,391,660	61,480,642
Franco-Nevada Corp.	534,924	70,690,892
Freeport-McMoRan, Inc.	3,896,360	145,022,519
Glencore plc*	29,278,834	150,449,860
Gold Fields Ltd.	2,763,774	28,832,934
Grupo Mexico SAB de CV, Series B	8,255,000	35,416,265
Hindalco Industries Ltd.	3,671,824	24,063,862
Impala Platinum Holdings Ltd.	2,083,562	31,533,573
MMC Norilsk Nickel PJSC	46,158	12,938,013
MMC Norilsk Nickel PJSC, ADR	1,179,393	33,164,531
Newcrest Mining Ltd.(a)	2,255,266	34,241,822
Newmont Corp.	2,156,206	131,895,121
Norsk Hydro ASA	3,460,496	26,384,387
Rio Tinto plc	2,882,646	200,529,980
Saudi Arabian Mining Co.*	1,119,378	27,418,332
Sibanye Stillwater Ltd.	7,614,412	27,824,351
South32 Ltd.	11,963,146	32,450,243
Sumitomo Metal Mining Co. Ltd.	721,100	32,842,984
Teck Resources Ltd., Class B(a)	1,231,646	38,020,461
Vale SA	10,099,553	153,813,720
Wheaton Precious Metals Corp.	1,258,062	50,696,397
Zijin Mining Group Co. Ltd., Class A	4,622,892	7,088,287

		1,987,699,311

Multi-Utilities - 1.2%
Suez SA(b)	1,046,320	23,259,097
Veolia Environnement SA(a)	1,684,020	60,277,020

		83,536,117

Oil, Gas & Consumable Fuels - 31.2%
BP plc	24,484,330	125,747,509
Cameco Corp.(a)	1,099,566	21,363,639
Canadian Natural Resources Ltd.(a)	1,449,578	73,698,469
Cenovus Energy, Inc.	1,525,524	22,178,754
Chevron Corp.	2,377,440	312,229,195
China Petroleum & Chemical Corp., Class H	29,972,000	15,682,587
ConocoPhillips	1,637,792	145,141,127
Coterra Energy, Inc.	1,013,714	22,200,337
Devon Energy Corp.	762,762	38,572,874
Diamondback Energy, Inc.(a)	208,026	26,244,560
Eni SpA	3,037,840	45,319,311
EOG Resources, Inc.	726,440	80,983,531
Equinor ASA	1,294,384	35,691,176
Exxon Mobil Corp.	5,065,268	384,757,757
Gazprom PJSC	15,486,380	66,232,317
Hess Corp.	330,200	30,474,158
LUKOIL PJSC	214,305	18,905,235
LUKOIL PJSC, ADR	254,230	22,555,286
Marathon Oil Corp.	970,788	18,901,242
Novatek PJSC	1,201,928	25,424,191
Occidental Petroleum Corp.	1,102,868	41,545,038

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value ($)
Petroleo Brasileiro SA (Preference)	5,943,600	36,210,068
Pioneer Natural Resources Co.	280,670	61,435,856
Repsol SA	1,707,134	21,513,784
Rosneft Oil Co. PJSC	2,836,418	20,988,046
Saudi Arabian Oil Co.(c)	2,545,842	25,343,746
Shell plc	4,939,792	125,033,886
Suncor Energy, Inc.	1,885,442	53,844,357
Tatneft PJSC	1,934,972	12,372,024
TotalEnergies SE	2,922,270	164,513,924
Woodside Petroleum Ltd.(a)	1,175,512	20,763,149

		2,115,867,133

Paper & Forest Products - 3.2%
Canfor Corp.*	161,798	3,674,105
Chengxin Lithium Group Co. Ltd., Class A*	330,260	2,306,764
Dongwha Enterprise Co. Ltd.*	23,114	1,305,735
Interfor Corp.	165,100	4,917,430
Mondi plc	1,317,498	32,506,554
Stella-Jones, Inc.	181,610	5,690,485
Stora Enso OYJ, Class R	1,647,698	33,099,485
Suzano SA	2,155,171	24,027,518
Svenska Cellulosa AB SCA, Class B	1,670,812	28,810,190
UPM-Kymmene OYJ	1,475,994	53,195,045
West Fraser Timber Co. Ltd.(a)	264,160	24,438,642

		213,971,953

Trading Companies & Distributors - 0.9%
Boise Cascade Co.(a)	112,268	7,883,459
Mitsui & Co. Ltd.	2,081,200	51,540,067

		59,423,526

Water Utilities - 3.1%
American States Water Co.(a)	99,060	9,136,304
American Water Works Co., Inc.	478,790	76,989,432
Beijing Enterprises Water Group Ltd.	13,208,000	5,132,412
California Water Service Group(a)	132,080	8,200,847
China Water Affairs Group Ltd.(a)	2,346,000	2,737,860
Cia de Saneamento Basico do Estado de Sao Paulo*	660,400	4,646,430
Essential Utilities, Inc.(a)	577,850	28,164,409
Grandblue Environment Co. Ltd., Class A	330,200	1,047,348
Guangdong Investment Ltd.	8,246,000	11,759,530
Pennon Group plc	795,782	11,562,768
Severn Trent plc	696,722	26,855,571
United Utilities Group plc	1,845,818	26,436,015

		212,668,926

TOTAL COMMON STOCKS (COST $5,205,682,881)		6,763,351,296

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 1.4%

CERTIFICATES OF DEPOSIT - 0.2%
Credit Agricole CIB, New York 0.18%, 3/21/2022	1,000,000	1,000,000
Mizuho Bank Ltd., New York 0.25%, 5/5/2022	2,000,000	1,999,608
Oversea-Chinese Banking Corp. Ltd., New York 0.14%, 2/24/2022	7,000,000	7,000,000
Societe Generale, New York 0.25%, 2/8/2022	4,000,000	3,999,969
The Sumitomo Bank Ltd., New York 0.15%, 3/9/2022	5,000,000	5,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $18,999,969)		18,999,577

REPURCHASE AGREEMENTS - 1.2%
BofA Securities, Inc., 0.52%, dated 1/31/2022, due 5/3/2022, repurchase price $8,010,631, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.38%, maturing 4/30/2023 – 2/15/2038; Common Stocks; total market value $8,565,603	8,000,000	8,000,000
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $29,927,277, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 6.00%, maturing 2/15/2026 – 5/15/2040; total market value $30,359,637	29,927,236	29,927,236
Deutsche Bank AG, London Branch, 0.15%, dated 1/31/2022, due 2/1/2022, repurchase price $6,200,026, collateralized by various U.S. Treasury Securities, ranging from 2.00% – 2.25%, maturing 11/15/2041 – 8/15/2051; Foreign Government Fixed Income Securities, ranging from 0.41% – 2.63%, maturing 5/20/2022 – 11/3/2031; total market value $6,300,931	6,200,000	6,200,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Societe Generale, New York Branch, 0.05%, dated 1/31/2022, due 2/7/2022, repurchase price $35,000,340, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 7.63%, maturing 2/1/2022 – 8/15/2046; total market value $35,396,414	35,000,000	35,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $79,127,236)		79,127,236

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $98,127,205)		98,126,813

Total Investments - 101.0% (Cost $5,303,810,086)		6,861,478,109
Liabilities in excess of other assets - (1.0%)		(68,985,444)

Net Assets - 100.0%		6,792,492,665

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $411,073,914, collateralized in the form of cash with a value of $98,134,133 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $137,921,243 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from February 28, 2022 – February 15, 2051 and $201,977,412 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 25, 2022 – September 20, 2117; a total value of $438,032,788.

(b)

Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $23,259,097, which represents approximately 0.34% of net assets of the Fund.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $98,126,813.

Percentages shown are based on Net Assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	3	03/18/2022	EUR	$139,329	$(1,661)
FTSE 100 Index	93	03/18/2022	GBP	9,228,868	146,070
FTSE/JSE Top 40 Index	17	03/17/2022	ZAR	741,616	12,276
Hang Seng Index	2	02/25/2022	HKD	306,019	(11,003)
MSCI Emerging Markets E-Mini Index	26	03/18/2022	USD	1,592,240	(998)
S&P Midcap 400 E-Mini Index	17	03/18/2022	USD	4,470,490	(231,699)
S&P/TSX 60 Index	47	03/17/2022	CAD	9,437,695	40,607
SPI 200 Index	33	03/17/2022	AUD	3,992,051	(262,156)
TOPIX Index	4	03/10/2022	JPY	659,058	(20,288)

					$(328,852)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2022:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
BRL*	1,699,240	Citibank NA	USD		299,526	03/16/2022	$17,132
CAD	400,000	BNP Paribas SA	USD		313,333	03/16/2022	1,166
CAD	1,600,000	Morgan Stanley	USD		1,244,537	03/16/2022	13,458
GBP	3,594,860	JPMorgan Chase Bank	USD		4,756,825	03/16/2022	64,994
INR*	6,925,711	Citibank NA	USD		90,700	03/16/2022	1,676
JPY	147,390,000	JPMorgan Chase Bank	USD		1,273,971	03/16/2022	5,681
MXN	7,380,000	Toronto-Dominion Bank (The)	USD		344,961	03/16/2022	9,968
MYR*	504,831	Morgan Stanley	USD		119,283	03/16/2022	1,133
NOK	13,141,048	Goldman Sachs & Co.	USD		1,462,421	03/16/2022	10,348
USD	2,498,244	Bank of New York	AUD		3,500,000	03/16/2022	31,854
USD	1,044,199	JPMorgan Chase Bank	CHF		961,534	03/16/2022	10,282
USD	2,254,396	Bank of New York	EUR		2,000,000	03/16/2022	10,365
USD	1,580,967	Morgan Stanley	EUR		1,400,000	03/16/2022	10,145
USD	268,510	Morgan Stanley	GBP		200,000	03/16/2022	248
USD	157,064	BNP Paribas SA	HKD		1,224,345	03/16/2022	46
USD	1,322,349	Toronto-Dominion Bank (The)	JPY		149,859,584	03/16/2022	21,256
USD	297,057	Citibank NA	KRW	*	350,052,156	03/16/2022	6,976
USD	16,156	Citibank NA	RUB	*	1,215,850	03/16/2022	614
ZAR	4,560,000	Toronto-Dominion Bank (The)	USD		281,610	03/16/2022	11,454
ZAR	14,000,000	UBS AG	USD		891,605	03/16/2022	8,153

Total unrealized appreciation							$236,949

AUD	1,300,000	Citibank NA	USD		930,920	03/16/2022	$(14,832)
AUD	3,553,480	Goldman Sachs & Co.	USD		2,550,024	03/16/2022	(45,946)
AUD	740,000	JPMorgan Chase Bank	USD		541,071	03/16/2022	(19,606)
AUD	470,000	Morgan Stanley	USD		331,734	03/16/2022	(533)
CAD	720,000	BNP Paribas SA	USD		577,947	03/16/2022	(11,850)
CAD	8,124,539	Toronto-Dominion Bank (The)	USD		6,398,418	03/16/2022	(10,529)
CHF	800,000	Morgan Stanley	USD		873,081	03/16/2022	(12,858)
EUR	500,000	Citibank NA	USD		566,745	03/16/2022	(5,737)
EUR	2,128,602	JPMorgan Chase Bank	USD		2,409,061	03/16/2022	(20,737)
EUR	1,000,000	Toronto-Dominion Bank (The)	USD		1,124,379	03/16/2022	(2,364)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	1,240,000	Morgan Stanley	USD	1,692,129	03/16/2022	$(28,905)
NZD	126,346	UBS AG	USD	85,729	03/16/2022	(2,808)
SEK	2,449,173	Goldman Sachs & Co.	USD	270,262	03/16/2022	(7,764)
USD	5,434,740	Bank of New York	CAD	7,000,000	03/16/2022	(68,984)
USD	3,709,303	Bank of New York	GBP	2,800,000	03/16/2022	(46,363)
USD	371,680	UBS AG	HKD	2,900,000	03/16/2022	(235)
USD	350,153	JPMorgan Chase Bank	MXN	7,400,000	03/16/2022	(5,739)
USD	762,587	Morgan Stanley	NOK	6,900,000	03/16/2022	(10,723)
USD	22,024	BNP Paribas SA	SGD	30,085	03/16/2022	(222)
USD	1,160,865	Bank of New York	ZAR	18,700,000	03/16/2022	(40,954)

Total unrealized depreciation						$(357,689)

Net unrealized depreciation						$(120,740)

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2022:

Australia	6.0%
Brazil	3.2
Canada	11.4
China	1.4
Finland	1.3
France	3.7
Germany	0.4
India	1.1
Indonesia	0.3
Israel	0.5
Italy	0.7
Japan	1.2
Malaysia	0.9
Mexico	0.5
New Zealand	0.3
Norway	3.3
Russia	3.4
Saudi Arabia	1.7
Singapore	0.9
South Africa	1.3
South Korea	0.0 †
Spain	0.3
Sweden	0.8
United Arab Emirates	1.9
United Kingdom	12.5
United States	40.6
Other[1]	0.4

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.6%
Securities Lending Reinvestments	1.4
Others(1)	(1.0)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%
Air Freight & Logistics - 3.4%
bpost SA*(a)	124,032	906,540
Deutsche Post AG (Registered)	1,254,000	74,489,845
Oesterreichische Post AG(a)	41,040	1,713,718
Pos Malaysia Bhd.*	364,800	55,345
PostNL NV(a)	527,136	2,242,539
Royal Mail plc	1,030,560	6,089,194
Singapore Post Ltd.	2,097,600	985,080

		86,482,261

Commercial Services & Supplies - 4.0%
Befesa SA(a)(b)	45,600	3,199,962
Biffa plc(b)	391,248	1,779,472
Casella Waste Systems, Inc., Class A*	20,976	1,593,756
China Everbright Environment Group Ltd.	4,560,000	3,368,443
Clean Harbors, Inc.*	20,064	1,856,923
Cleanaway Co. Ltd.	100,000	749,622
Cleanaway Waste Management Ltd.	2,625,648	5,327,713
CoreCivic, Inc., REIT*(a)	47,424	479,457
Daiseki Co. Ltd.	64,360	2,544,238
Insun ENT Co. Ltd.*	36,480	332,874
Koentec Co. Ltd.*	21,888	144,165
Lassila & Tikanoja OYJ	43,776	603,597
Republic Services, Inc.	82,992	10,594,759
Shanghai Youngsun Investment Co. Ltd., Class B*^‡(c)	57,800	—
Stericycle, Inc.*(a)	35,568	2,089,264
US Ecology, Inc.*(a)	11,856	338,844
Waste Connections, Inc.(a)	331,056	41,250,546
Waste Management, Inc.	165,984	24,970,633

		101,224,268

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	15,504,000	1,170,974

Diversified Telecommunication Services - 13.6%
AT&T, Inc.	2,820,816	71,930,808
BCE, Inc.(a)	593,712	30,997,387
BT Group plc(a)	4,936,656	12,951,794
Cellnex Telecom SA(b)	352,032	15,903,503
China Tower Corp. Ltd., Class H(b)	27,360,000	3,298,267
Deutsche Telekom AG (Registered)	2,262,672	42,287,783
Hellenic Telecommunications Organization SA	153,216	2,965,352
HKT Trust & HKT Ltd.	2,317,000	3,155,676
Indus Towers Ltd.	891,936	3,018,640
Infrastrutture Wireless Italiane SpA(b)	231,648	2,478,361
Liberty Global plc, Class C*(a)	139,536	3,773,053
Lumen Technologies, Inc.(a)	369,360	4,565,290
Nippon Telegraph & Telephone Corp.	1,521,600	43,142,263

Investments	Shares	Value ($)
Spark New Zealand Ltd.	1,211,136	3,444,141
Swisscom AG (Registered)	16,416	9,313,067
Telecom Italia SpA	6,631,152	3,093,832
Telesites SAB de CV(a)	2,188,800	2,308,686
Verizon Communications, Inc.	1,636,128	87,091,093

		345,718,996

Electric Utilities - 12.9%
American Electric Power Co., Inc.	198,816	17,972,966
Duke Energy Corp.	303,696	31,906,302
Enel SpA	7,472,016	56,798,537
Eversource Energy	135,888	12,160,617
Exelon Corp.	388,512	22,514,270
Iberdrola SA	5,590,563	63,672,935
Iberdrola SA*(c)	93,176	1,061,215
NextEra Energy, Inc.	775,200	60,558,624
Orsted A/S(b)	181,488	19,113,211
Southern Co. (The)(a)	418,608	29,089,070
Xcel Energy, Inc.	212,496	14,802,471

		329,650,218

Equity Real Estate Investment Trusts (REITs) - 5.5%
American Tower Corp.	179,664	45,185,496
Crown Castle International Corp.	170,544	31,125,986
CyrusOne, Inc.	50,160	4,506,876
Digital Realty Trust, Inc.	112,176	16,740,025
Equinix, Inc.	35,568	25,783,243
GEO Group, Inc. (The)*(a)	48,336	325,301
Keppel DC REIT	820,822	1,299,086
SBA Communications Corp.	42,864	13,949,660

		138,915,673

Gas Utilities - 1.1%
APA Group(a)	966,720	6,511,341
Beijing Enterprises Holdings Ltd.	456,000	1,549,718
Enagas SA(a)	227,088	4,887,660
Keppel Infrastructure Trust	4,468,800	1,850,777
Petronas Gas Bhd.	547,200	2,219,915
Snam SpA	1,980,864	11,013,921

		28,033,332

Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc.*(a)	35,568	1,872,655
Apollo Hospitals Enterprise Ltd.	148,656	8,879,518
Bangkok Dusit Medical Services PCL, NVDR	15,048,000	10,123,899
Bumrungrad Hospital PCL, NVDR	729,600	3,089,761
Encompass Health Corp.(a)	38,304	2,376,380
Fortis Healthcare Ltd.*	710,448	2,573,407
HCA Healthcare, Inc.	95,760	22,987,188
IHH Healthcare Bhd.	3,009,600	4,637,898
Life Healthcare Group Holdings Ltd.	1,604,208	2,343,575
Mitra Keluarga Karyasehat Tbk. PT(b)	6,931,200	1,214,478
Netcare Ltd.	1,518,480	1,454,678
Ramsay Health Care Ltd.(a)	235,296	10,409,188
Tenet Healthcare Corp.*	41,952	3,109,482

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Universal Health Services, Inc., Class B(a)	26,448	3,439,827

		78,511,934

IT Services - 0.1%
Fastly, Inc., Class A*(a)	42,864	1,228,482
NEXTDC Ltd.*(a)	298,224	2,241,914

		3,470,396

Media - 5.7%
Altice USA, Inc., Class A*(a)	163,248	2,354,036
Cable One, Inc.	2,149	3,319,625
Charter Communications, Inc., Class A*(a)	49,248	29,220,808
Comcast Corp., Class A	1,801,200	90,041,988
DISH Network Corp., Class A*(a)	103,968	3,264,595
Liberty Broadband Corp., Class C*(a)	60,192	8,933,095
Shaw Communications, Inc., Class B	289,104	8,613,108

		145,747,255

Multi-Utilities - 10.3%
Consolidated Edison, Inc.	139,536	12,062,887
Dominion Energy, Inc.	319,200	25,746,672
DTE Energy Co.	76,608	9,225,901
E.ON SE	2,032,848	27,847,212
Engie SA	1,788,432	27,173,497
National Grid plc	3,476,544	50,355,840
Public Service Enterprise Group, Inc.	199,728	13,287,904
RWE AG	650,256	27,196,639
Sempra Energy	125,856	17,388,265
Suez SA(c)	529,872	11,778,753
Veolia Environnement SA	820,800	29,379,329
WEC Energy Group, Inc.	124,032	12,036,065

		263,478,964

Oil, Gas & Consumable Fuels - 8.2%
Antero Midstream Corp.(a)	134,976	1,343,011
Enbridge, Inc.	1,948,032	82,314,232
Equitrans Midstream Corp.	180,576	1,464,471
Keyera Corp.(a)	211,584	4,976,000
Kinder Morgan, Inc.	860,016	14,929,878
Koninklijke Vopak NV	62,016	2,118,272
ONEOK, Inc.	176,016	10,680,651
Pembina Pipeline Corp.(a)	528,960	16,786,307
Petronet LNG Ltd.	684,000	1,959,262
Targa Resources Corp.	90,288	5,334,215
TC Energy Corp.	941,184	48,576,284
Transneft PJSC (Preference)	1,462	2,798,701
Williams Cos., Inc. (The)	482,448	14,444,493

		207,725,777

Road & Rail - 16.8%
Aurizon Holdings Ltd.	2,337,456	5,796,928
Canadian National Railway Co.	900,144	109,655,064
Canadian Pacific Railway Ltd.	1,077,925	77,076,977
Canadian Pacific Railway Ltd.	104,040	7,428,424
Central Japan Railway Co.(a)	263,000	34,568,323
CSX Corp.	880,080	30,116,338
East Japan Railway Co.	480,500	27,289,147
Keikyu Corp.(a)	364,800	3,710,528
Keisei Electric Railway Co. Ltd.	219,500	6,143,524

Investments	Shares	Value ($)
MTR Corp. Ltd.	1,974,500	10,660,586
Norfolk Southern Corp.	95,760	26,045,762
Odakyu Electric Railway Co. Ltd.(a)	456,000	7,998,056
Tobu Railway Co. Ltd.(a)	273,600	6,365,993
Union Pacific Corp.	254,448	62,225,258
West Japan Railway Co.(a)	310,400	12,900,895

		427,981,803

Transportation Infrastructure - 6.9%
Adani Ports & Special Economic Zone Ltd.	1,001,376	9,612,190
Aena SME SA*(b)	93,024	14,927,668
Aeroports de Paris*(a)	35,568	4,770,652
Airports of Thailand PCL, NVDR*	5,472,000	10,477,249
Atlantia SpA*	645,696	11,881,591
Atlas Arteria Ltd.	1,218,432	5,588,485
Auckland International Airport Ltd.*(a)	1,533,984	7,233,448
Bangkok Expressway & Metro PCL, NVDR	10,852,800	2,672,863
CCR SA	1,368,000	3,349,152
China Merchants Port Holdings Co. Ltd.	1,824,000	3,359,086
COSCO SHIPPING Ports Ltd.	2,088,000	1,660,214
Getlink SE	557,232	8,713,966
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	487,920	6,701,486
Grupo Aeroportuario del Sureste SAB de CV, Class B	259,920	5,257,436
International Container Terminal Services, Inc.	2,252,640	8,838,215
Japan Airport Terminal Co. Ltd.*(a)	119,100	5,106,131
Promotora y Operadora de Infraestructura SAB de CV	310,080	2,259,714
Qube Holdings Ltd.	2,435,040	4,992,418
Shenzhen International Holdings Ltd.	1,824,679	1,846,313
Sydney Airport*	3,430,944	20,933,572
Transurban Group	3,902,448	34,230,898
Westports Holdings Bhd.	1,276,800	1,171,404
Westshore Terminals Investment Corp.(a)	52,896	1,122,553

		176,706,704

Water Utilities - 2.5%
Aguas Andinas SA, Class A	2,811,696	675,990
American States Water Co.(a)	14,592	1,345,820
American Water Works Co., Inc.	72,048	11,585,318
Beijing Enterprises Water Group Ltd.	5,472,000	2,126,329
California Water Service Group	20,976	1,302,400
Cia de Saneamento Basico do Estado de Sao Paulo*	456,000	3,208,316
Cia de Saneamento de Minas Gerais-COPASA	182,400	451,706
Cia de Saneamento do Parana (Preference)*	1,185,600	895,340
Essential Utilities, Inc.(a)	88,464	4,311,735
Guangdong Investment Ltd.	3,648,000	5,202,373

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Middlesex Water Co.(a)	7,296	738,647
Pennon Group plc	347,472	5,048,793
Severn Trent plc	321,936	12,409,218
SJW Group(a)	11,856	816,404
TTW PCL, NVDR	2,371,200	833,250
United Utilities Group plc(a)	866,400	12,408,680
WHA Utilities and Power PCL, NVDR	1,550,400	192,781

		63,553,100

Wireless Telecommunication Services - 5.0%
KDDI Corp.	1,075,300	34,015,782
SoftBank Group Corp.	820,800	35,695,629
T-Mobile US, Inc.*	236,208	25,550,619
Vodafone Group plc	17,783,088	31,021,056

		126,283,086

TOTAL COMMON STOCKS (COST $2,256,882,284)		2,524,654,741

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.5%

REPURCHASE AGREEMENTS - 0.5%
BofA Securities, Inc., 0.52%, dated 1/31/2022, due 5/3/2022, repurchase price $2,002,658, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.38%, maturing 4/30/2023 – 2/15/2038; Common Stocks; total market value $2,141,401	2,000,000	2,000,000
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $9,542,988, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 6.00%, maturing 2/15/2026 – 5/15/2040; total market value $9,680,855	9,542,975	9,542,975
Deutsche Bank AG, London Branch, 0.15%, dated 1/31/2022, due 2/1/2022, repurchase price $1,800,008, collateralized by various U.S. Treasury Securities, ranging from 2.00% – 2.25%, maturing 11/15/2041 – 8/15/2051; Foreign Government Fixed Income Securities, ranging from 0.41% – 2.63%, maturing 5/20/2022 – 11/3/2031; total market value $1,829,302	1,800,000	1,800,000

		13,342,975

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $13,342,975)		13,342,975

Investments	Principal Amount ($)	Value ($)
Total Investments - 99.7% (Cost $2,270,225,259)		2,537,997,716
Other assets less liabilities - 0.3%		8,843,497

Net Assets - 100.0%		2,546,841,213

*	Non-income producing security.
^	Security subject to restrictions on resale.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $118,512,126, collateralized in the form of cash with a value of $13,342,975 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $75,950,829 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 10, 2022 – November 15, 2051 and $37,537,900 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 25, 2022 – September 20, 2117; a total value of $126,831,704.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $12,839,968, which represents approximately 0.50% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $13,342,975.

Percentages shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	3	03/18/2022	EUR	$139,329	$(2,005)
FTSE 100 Index	86	03/18/2022	GBP	8,534,222	74,083
S&P 500 E-Mini Index	45	03/18/2022	USD	10,134,562	(304,412)
S&P/TSX 60 Index	39	03/17/2022	CAD	7,831,279	9,024
SPI 200 Index	37	03/17/2022	AUD	4,475,936	(279,658)
TOPIX Index	15	03/10/2022	JPY	2,471,469	(87,909)

					$(590,877)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of January 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	10,400,000	Toronto-Dominion Bank (The)	USD	8,132,360	03/16/2022	$44,600
GBP	300,000	Toronto-Dominion Bank (The)	USD	397,938	03/16/2022	4,455
JPY	39,700,000	Citibank NA	USD	343,511	03/16/2022	1,167
USD	733,033	Goldman Sachs & Co.	AUD	1,030,000	03/16/2022	7,210
USD	493,305	Toronto-Dominion Bank (The)	AUD	680,000	03/16/2022	14,120
USD	9,751,889	Citibank NA	EUR	8,500,000	03/16/2022	214,758
USD	2,712,550	Goldman Sachs & Co.	EUR	2,400,000	03/16/2022	19,713
USD	418,258	BNP Paribas SA	HKD	3,260,399	03/16/2022	123
USD	729,328	Toronto-Dominion Bank (The)	JPY	82,653,561	03/16/2022	11,724

Total unrealized appreciation						$317,870

AUD	150,000	BNP Paribas SA	USD	108,772	03/16/2022	$(3,070)
AUD	830,000	Citibank NA	USD	602,892	03/16/2022	(18,006)
AUD	107,161	Goldman Sachs & Co.	USD	76,900	03/16/2022	(1,386)
AUD	1,000,000	Toronto-Dominion Bank (The)	USD	715,416	03/16/2022	(10,733)
CAD	3,040,000	Citibank NA	USD	2,426,453	03/16/2022	(36,264)
CAD	1,365,816	Toronto-Dominion Bank (The)	USD	1,075,617	03/16/2022	(1,749)
CHF	7,000	JPMorgan Chase Bank	USD	7,602	03/16/2022	(75)
EUR	350,000	Citibank NA	USD	397,677	03/16/2022	(4,971)
EUR	2,670,130	JPMorgan Chase Bank	USD	3,021,939	03/16/2022	(26,012)
EUR	380,000	Morgan Stanley	USD	430,241	03/16/2022	(3,875)
EUR	400,000	Toronto-Dominion Bank (The)	USD	451,973	03/16/2022	(3,167)
GBP	520,000	Citibank NA	USD	712,039	03/16/2022	(14,558)
JPY	117,000,000	Citibank NA	USD	1,025,664	03/16/2022	(9,861)
JPY	100,000,000	Toronto-Dominion Bank (The)	USD	880,950	03/16/2022	(12,742)
USD	7,913,665	Toronto-Dominion Bank (The)	CAD	10,080,000	03/16/2022	(11,697)
USD	820,550	Goldman Sachs & Co.	GBP	620,000	03/16/2022	(11,062)
USD	1,748,321	JPMorgan Chase Bank	GBP	1,321,253	03/16/2022	(23,888)

Total unrealized depreciation						$(193,116)

Net unrealized appreciation						$124,754

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2022:

Australia	3.8%
Austria	0.1
Belgium	0.0	†
Brazil	0.3
Canada	16.8
Chile	0.0	†
China	0.9
Denmark	0.8
Finland	0.0	†
France	3.2
Germany	6.9
Greece	0.1
Hong Kong	0.5
India	1.0
Indonesia	0.0	†
Italy	3.4
Japan	8.6
Malaysia	0.3
Mexico	0.7
Netherlands	0.2
New Zealand	0.4
Philippines	0.4
Russia	0.1
Singapore	0.2
South Africa	0.2
South Korea	0.0	†
Spain	3.9
Switzerland	0.4
Taiwan	0.0	†
Thailand	1.1
United Kingdom	5.2
United States	39.7
Other[1]	0.8

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.2%
Securities Lending Reinvestments	0.5
Others(1)	0.3

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.8%

Equity Real Estate Investment Trusts (REITs) - 82.0%
Abacus Property Group	435,712	1,052,944
Acadia Realty Trust	58,496	1,157,636
AEON REIT Investment Corp.(a)	896	1,134,532
Alexander & Baldwin, Inc.	50,176	1,151,539
alstria office REIT-AG*(b)	84,352	1,840,110
American Homes 4 Rent, Class A(a)	148,352	5,805,014
American Tower Corp.	46,080	11,589,120
Apple Hospitality REIT, Inc.	113,920	1,837,530
ARGAN SA	2,944	369,625
Argosy Property Ltd.	1,048,192	1,025,716
AvalonBay Communities, Inc.	74,368	18,162,897
Befimmo SA	19,584	731,057
Big Yellow Group plc(a)	92,800	1,860,107
Brandywine Realty Trust	93,184	1,198,346
Brixmor Property Group, Inc.	158,208	4,012,155
Broadstone Net Lease, Inc.	77,568	1,792,596
BWP Trust	340,096	951,270
Camden Property Trust	40,448	6,475,320
Canadian Apartment Properties REIT(a)	44,160	1,941,332
Charter Hall Group	247,936	2,927,692
Cousins Properties, Inc.(a)	78,976	3,045,315
Cromwell European REIT(c)	51,200	133,156
Crown Castle International Corp.	28,160	5,139,482
CT REIT(a)	70,144	934,849
Daiwa Office Investment Corp.	173	1,079,514
Dexus	362,496	2,617,815
Dream Industrial REIT(a)	85,120	1,055,467
Dream Office REIT(a)	50,432	974,696
Duke Realty Corp.	201,216	11,626,260
EastGroup Properties, Inc.	21,120	4,222,099
Empire State Realty Trust, Inc., Class A(a)	112,640	1,004,749
Equinix, Inc.(a)	4,736	3,433,126
Equity Residential	189,696	16,831,726
Essex Property Trust, Inc.	34,688	11,533,760
Extra Space Storage, Inc.	71,168	14,104,786
First Capital REIT(a)	73,728	1,029,572
First Industrial Realty Trust, Inc.	68,736	4,177,774
Frasers Logistics & Commercial Trust(c)	1,292,800	1,309,867
Frontier Real Estate Investment Corp.	289	1,215,192
Fukuoka REIT Corp.	640	897,028
GEO Group, Inc. (The)*(a)	85,760	577,165
Goodman Group	716,160	11,700,991
Goodman Property Trust	720,256	1,173,110
Granite REIT(a)	17,408	1,320,588
Growthpoint Properties Australia Ltd.	342,912	947,067

Investments	Shares	Value ($)
Healthpeak Properties, Inc.	287,744	10,177,505
Highwoods Properties, Inc.	54,784	2,362,286
Hoshino Resorts REIT, Inc.(a)	184	1,034,775
Ichigo Office REIT Investment Corp.	640	455,457
Industrial Logistics Properties Trust	42,880	983,238
InterRent REIT(a)	80,128	1,004,278
Iron Mountain, Inc.(a)	153,600	7,053,312
iStar, Inc.(a)	49,024	1,052,545
Japan Excellent, Inc.(a)	843	964,996
Japan Logistics Fund, Inc.(a)	425	1,172,923
Kenedix Office Investment Corp.	225	1,359,080
Kenedix Retail REIT Corp.	429	1,000,783
Killam Apartment REIT(a)	59,776	1,027,914
Kimco Realty Corp.	229,910	5,577,605
Kimco Realty Corp.	1,002	24,320
Lamar Advertising Co., Class A	41,344	4,579,261
Life Storage, Inc.	8,448	1,140,058
LondonMetric Property plc	462,592	1,655,858
LXP Industrial Trust(a)	145,152	2,161,313
Macerich Co. (The)	77,312	1,278,740
Mercialys SA	101,120	1,110,884
Mid-America Apartment Communities, Inc.	61,184	12,645,509
Mirvac Group	2,102,912	3,866,993
Mori Trust Sogo Reit, Inc.(a)	712	859,529
NIPPON REIT Investment Corp.	322	1,081,484
NorthWest Healthcare Properties REIT(a)	92,032	968,225
Office Properties Income Trust	39,040	994,739
Paramount Group, Inc.	109,824	954,371
Parkway Life REIT	320,000	1,133,602
Piedmont Office Realty Trust, Inc., Class A	70,400	1,250,304
PotlatchDeltic Corp.	35,328	1,900,293
Prologis, Inc.	221,184	34,686,075
PS Business Parks, Inc.	11,264	1,880,637
Public Storage	68,480	24,552,134
Regency Centers Corp.	81,408	5,841,024
Retail Opportunity Investments Corp.	67,072	1,242,844
RPT Realty	79,616	1,004,754
Safestore Holdings plc	111,104	1,887,134
Saul Centers, Inc.(a)	20,224	998,661
Segro plc	231,168	4,038,108
Simon Property Group, Inc.	118,784	17,485,005
SITE Centers Corp.	86,784	1,285,271
SL Green Realty Corp.(a)	38,120	2,764,460
Starhill Global REIT	2,060,800	944,937
Summit Industrial Income REIT(a)	67,584	1,147,833
Tritax Big Box REIT plc	914,432	2,912,536
Urban Edge Properties	68,992	1,258,414
Veris Residential, Inc.*	63,232	1,043,328
Weyerhaeuser Co.	399,488	16,151,300

		363,058,327

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value ($)
Household Durables - 0.6%
Bonava AB, Class B	106,240	913,399
Iida Group Holdings Co. Ltd.	76,800	1,580,324

		2,493,723

Real Estate Management & Development - 15.2%
Atrium Ljungberg AB, Class B	6,144	132,568
Bukit Sembawang Estates Ltd.	38,400	141,712
CA Immobilien Anlagen AG	26,880	974,786
Castellum AB(a)	161,792	3,778,688
Catena AB	18,688	1,055,118
CK Asset Holdings Ltd.	1,064,500	7,078,419
Daito Trust Construction Co. Ltd.	34,400	3,910,957
Dios Fastigheter AB	89,344	988,765
DREAM Unlimited Corp., Class A(a)	40,192	1,265,046
Fabege AB	140,544	2,080,131
Gazit-Globe Ltd.	118,912	1,225,511
Grand City Properties SA(a)	57,216	1,254,562
Helical plc	21,248	122,582
Henderson Land Development Co. Ltd.	768,000	3,353,669
Katitas Co. Ltd.	31,600	948,891
Kennedy-Wilson Holdings, Inc.	67,712	1,520,812
Kerry Properties Ltd.	350,000	987,490
Kojamo OYJ(a)	65,152	1,484,079
LEG Immobilien SE	38,912	5,125,391
Mivne Real Estate KD Ltd.	345,344	1,466,034
Nomura Real Estate Holdings, Inc.	55,800	1,298,812
Platzer Fastigheter Holding AB, Class B(a)	13,952	183,852
Realogy Holdings Corp.*	73,984	1,220,736
Sino Land Co. Ltd.	1,792,000	2,316,543
Sirius Real Estate Ltd.	656,384	1,137,784
Sumitomo Realty & Development Co. Ltd.	166,400	5,112,224
Sun Hung Kai Properties Ltd.	691,000	8,396,516
TAG Immobilien AG	76,544	2,001,850
Tokyo Tatemono Co. Ltd.	102,400	1,513,449
Tricon Residential, Inc.(a)	111,616	1,635,010
VGP NV	4,736	1,335,228
Wihlborgs Fastigheter AB	72,192	1,479,557
Yanlord Land Group Ltd.	985,600	838,250

		67,365,022

TOTAL COMMON STOCKS (COST $370,508,627)		432,917,072

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 1.3%

REPURCHASE AGREEMENTS - 1.3%
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $4,583,542, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.00%, maturing 2/15/2026 - 5/15/2040; total market value $4,649,761	4,583,536	4,583,536
Deutsche Bank AG, London Branch, 0.15%, dated 1/31/2022, due 2/1/2022, repurchase price $1,100,005, collateralized by various U.S. Treasury Securities, ranging from 2.00% - 2.25%, maturing 11/15/2041 - 8/15/2051; Foreign Government Fixed Income Securities, ranging from 0.41% - 2.63%, maturing 5/20/2022 - 11/3/2031; total market value $1,117,907	1,100,000	1,100,000

		5,683,536

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $5,683,536)		5,683,536

Total Investments - 99.1% (Cost $376,192,163)		438,600,608
Other assets less liabilities - 0.9%		3,827,483

Net Assets - 100.0%		442,428,091

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $36,542,657, collateralized in the form of cash with a value of $5,683,536 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $25,673,633 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 15, 2022 – November 15, 2051 and $6,096,277 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 25, 2022 – September 20, 2117; a total value of $37,453,446.

(b)

Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $1,840,110, which represents approximately 0.42% of net assets of the Fund.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $5,683,536.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
EURO STOXX 50 Index	3	03/18/2022	EUR	$139,329	$(2,312)
Hang Seng Index	1	02/25/2022	HKD	153,009	(5,502)
S&P Midcap 400 E-Mini Index	16	03/18/2022	USD	4,207,520	(214,939)
SPI 200 Index	16	03/17/2022	AUD	1,935,540	(127,630)
TOPIX Mini Index	2	03/10/2022	JPY	32,953	(1,536)

					$(351,919)

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of January 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	121,709	JPMorgan Chase Bank	USD	161,049	03/16/2022	$2,200
NOK	12,000,000	Toronto-Dominion Bank (The)	USD	1,331,349	03/16/2022	13,539
SGD	1,470	BNP Paribas SA	USD	1,076	03/16/2022	11
USD	565,179	Toronto-Dominion Bank (The)	AUD	790,000	03/16/2022	8,479
USD	138,324	JPMorgan Chase Bank	CHF	127,373	03/16/2022	1,362
USD	104,326	JPMorgan Chase Bank	EUR	92,181	03/16/2022	898
USD	36,111	Bank of New York	ILS	111,846	03/16/2022	885
USD	21,440	UBS AG	NZD	31,599	03/16/2022	702

Total unrealized appreciation						$28,076

AUD	759,336	Goldman Sachs & Co.	USD	544,909	03/16/2022	$(9,818)
CAD	339,101	Toronto-Dominion Bank (The)	USD	267,051	03/16/2022	(434)
HKD	1,265,030	BNP Paribas SA	USD	162,283	03/16/2022	(48)
JPY	16,171,732	Toronto-Dominion Bank (The)	USD	142,698	03/16/2022	(2,294)
SEK	2,202,771	Goldman Sachs & Co.	USD	243,072	03/16/2022	(6,983)
USD	382,045	Toronto-Dominion Bank (The)	CAD	490,000	03/16/2022	(3,216)
USD	1,032,124	Citibank NA	GBP	770,000	03/16/2022	(684)
USD	252,027	Toronto-Dominion Bank (The)	GBP	190,000	03/16/2022	(2,821)
USD	41,707	Goldman Sachs & Co.	NOK	374,773	03/16/2022	$(295)

Total unrealized depreciation						$(26,593)

Net unrealized appreciation						$1,483

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2022:

Australia	5.5%
Austria	0.2
Belgium	0.5
Canada	3.2
Finland	0.3
France	0.3
Germany	2.3
Hong Kong	5.0
Israel	0.6
Japan	6.0
New Zealand	0.5
Singapore	1.0
Sweden	2.4
United Kingdom	3.1
United States	66.9
Other[1]	2.2

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	97.8%
Securities Lending Reinvestments	1.3
Others(1)	0.9

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%

FlexShares® Global Quality Real Estate Index Fund(a)	167,906	11,617,416
FlexShares® Global Upstream Natural Resources Index Fund(a)	214,898	8,879,585
FlexShares® STOXX® Global Broad Infrastructure Index Fund(a)	350,210	19,664,292

TOTAL EXCHANGE TRADED FUNDS (COST $39,377,957)		40,161,293

Total Investments - 100.0% (Cost $39,377,957)		40,161,293
Other assets less liabilities - 0.0%(b)		174

Net Assets - 100.0%		40,161,467

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Real Assets Allocation Index Fund (cont.)

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2022, was as follows:

Security	Value October 31, 2021	Purchases at Cost	Sales Proceeds	Shares January 31, 2022	Value January 31, 2022	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares® Global Quality Real Estate Index Fund	$8,892,328	$3,106,996	$98,441	167,906	$11,617,416	$(284,014)	$130,735	$547
FlexShares® Global Upstream Natural Resources Index Fund	6,247,673	2,311,929	67,639	214,898	8,879,585	385,852	65,103	1,770
FlexShares® STOXX® Global Broad Infrastructure Index Fund	15,150,662	5,158,922	159,503	350,210	19,664,292	(479,831)	151,212	(5,958)

	$30,290,663	$10,577,847	$325,583	733,014	$40,161,293	$(377,993)	$347,050	$(3,641)

Security Type	% of Net Assets
Exchange Traded Funds	100.0%
Others(1)	0.0 †

100.0%

(1)	Includes any other net assets/(liabilities).
†	Amount represents less than 0.05%.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 0.5%
Lockheed Martin Corp.(a)	23,165	9,014,196

Auto Components - 0.4%
Gentex Corp.(a)	216,395	6,794,803

Banks - 4.9%
Bank of America Corp.	407,930	18,821,890
Cullen/Frost Bankers, Inc.(a)	62,150	8,763,771
JPMorgan Chase & Co.	362,730	53,901,678
Zions Bancorp NA(a)	6,780	459,820

		81,947,159

Beverages - 0.1%
Coca-Cola Co. (The)	13,560	827,296
PepsiCo, Inc.	2,260	392,155

		1,219,451

Biotechnology - 2.0%
AbbVie, Inc.	68,365	9,358,485
Amgen, Inc.(a)	103,960	23,613,474

		32,971,959

Building Products - 1.0%
A O Smith Corp.(a)	106,220	8,117,332
Trane Technologies plc	50,285	8,704,334

		16,821,666

Capital Markets - 0.4%
Janus Henderson Group plc	189,275	6,984,247

Chemicals - 1.7%
Dow, Inc.	37,290	2,227,331
Eastman Chemical Co.(a)	67,800	8,063,454
Olin Corp.	139,555	7,071,252
Sherwin-Williams Co. (The)(a)	37,290	10,683,958

		28,045,995

Commercial Services & Supplies - 0.5%
Cintas Corp.	6,215	2,433,359
Rollins, Inc.(a)	205,095	6,327,181

		8,760,540

Communications Equipment - 2.5%
Cisco Systems, Inc.	761,055	42,367,932

Consumer Finance - 1.9%
Ally Financial, Inc.(a)	168,935	8,061,578
Discover Financial Services	74,580	8,632,635
OneMain Holdings, Inc.	148,030	7,647,230
Synchrony Financial	186,450	7,940,905

		32,282,348

Containers & Packaging - 0.4%
International Paper Co.	137,860	6,651,745

Investments	Shares	Value ($)
Diversified Consumer Services - 0.5%
H&R Block, Inc.(a)	327,135	7,478,306

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	537,880	13,715,940
Lumen Technologies, Inc.(a)	644,100	7,961,076
Verizon Communications, Inc.	287,020	15,278,075

		36,955,091

Electric Utilities - 1.1%
IDACORP, Inc.	42,940	4,732,847
Southern Co. (The)	189,840	13,191,981

		17,924,828

Entertainment - 0.8%
Activision Blizzard, Inc.	159,330	12,588,663

Equity Real Estate Investment Trusts (REITs) - 3.4%
AvalonBay Communities, Inc.	39,550	9,659,296
Extra Space Storage, Inc.	46,330	9,182,143
Highwoods Properties, Inc.	180,235	7,771,733
Prologis, Inc.	54,240	8,505,917
Public Storage	30,510	10,938,750
SL Green Realty Corp.	10,721	777,490
Weyerhaeuser Co.	242,385	9,799,626

		56,634,955

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	565	285,399
Walmart, Inc.	206,225	28,832,317

		29,117,716

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	201,140	25,637,304
ResMed, Inc.	33,900	7,749,540

		33,386,844

Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	150,290	7,750,455
Chemed Corp.(a)	13,560	6,358,420
McKesson Corp.	42,940	11,023,557
UnitedHealth Group, Inc.	16,385	7,743,059

		32,875,491

Health Care Technology - 0.6%
Cerner Corp.	100,570	9,171,984

Hotels, Restaurants & Leisure - 0.7%
Domino’s Pizza, Inc.(a)	3,955	1,798,141
International Game Technology plc(a)	100,005	2,677,134
Wingstop, Inc.(a)	44,635	6,840,313

		11,315,588

Household Durables - 0.3%
Tempur Sealy International, Inc.	126,560	5,038,354

Household Products - 3.7%
Clorox Co. (The)	5,650	948,409
Colgate-Palmolive Co.	34,465	2,841,639
Procter & Gamble Co. (The)	362,730	58,200,029

		61,990,077

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp. (The)	183,060	4,060,271

Industrial Conglomerates - 1.0%
3M Co.	104,525	17,353,240

Insurance - 2.7%
Aflac, Inc.	168,370	10,577,003
Allstate Corp. (The)	69,495	8,385,962
American Financial Group, Inc.	61,585	8,023,294
Aon plc, Class A	27,685	7,653,241
Prudential Financial, Inc.(a)	89,835	10,022,891

		44,662,391

Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	51,980	3,122,439
Shutterstock, Inc.(a)	67,800	6,574,566

		9,697,005

IT Services - 4.2%
Accenture plc, Class A	60,455	21,375,679
International Business Machines Corp.	161,025	21,508,109
Mastercard, Inc., Class A	13,560	5,239,313
Paychex, Inc.	77,970	9,181,747
Visa, Inc., Class A(a)	31,075	7,028,233
Western Union Co. (The)(a)	283,630	5,363,443

		69,696,524

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	6,780	944,590
Thermo Fisher Scientific, Inc.	1,130	656,869

		1,601,459

Machinery - 1.2%
Illinois Tool Works, Inc.(a)	57,065	13,348,645
Pentair plc(a)	108,480	6,910,176

		20,258,821

Media - 4.0%
Comcast Corp., Class A	304,535	15,223,705
Fox Corp., Class A(a)	58,195	2,363,299
Interpublic Group of Cos., Inc. (The)(a)	246,905	8,775,004
New York Times Co. (The), Class A(a)	169,500	6,785,085
Nexstar Media Group, Inc., Class A(a)	51,415	8,503,013
Omnicom Group, Inc.(a)	127,690	9,622,718
Sirius XM Holdings, Inc.(a)	1,309,105	8,325,908
TEGNA, Inc.	344,085	6,661,485

		66,260,217

Metals & Mining - 1.7%
Freeport-McMoRan, Inc.	270,070	10,052,005
Newmont Corp.	155,940	9,538,850
Southern Copper Corp.(a)	142,380	9,096,658

		28,687,513

Multiline Retail - 0.8%
Kohl’s Corp.	76,840	4,588,116

Investments	Shares	Value ($)
Target Corp.	37,855	8,344,378

		12,932,494

Multi-Utilities - 1.0%
Public Service Enterprise Group, Inc.	144,640	9,622,899
WEC Energy Group, Inc.	79,665	7,730,692

		17,353,591

Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream Corp.(a)	816,425	8,123,429
Continental Resources, Inc.(a)	180,800	9,390,752
Coterra Energy, Inc.	437,875	9,589,462
Exxon Mobil Corp.	22,035	1,673,779
PDC Energy, Inc.(a)	153,115	9,075,126
Targa Resources Corp.(a)	161,025	9,513,357

		47,365,905

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	128,820	8,558,801
Sylvamo Corp.*	1	19

		8,558,820

Pharmaceuticals - 6.3%
Eli Lilly & Co.	109,045	26,758,553
Johnson & Johnson	343,520	59,185,061
Pfizer, Inc.	360,470	18,993,164

		104,936,778

Professional Services - 0.5%
Robert Half International, Inc.(a)	75,710	8,574,915

Road & Rail - 2.1%
Old Dominion Freight Line, Inc.	26,555	8,017,751
Union Pacific Corp.(a)	107,350	26,252,443

		34,270,194

Semiconductors & Semiconductor Equipment - 8.5%
Analog Devices, Inc.	66,670	10,931,880
Broadcom, Inc.	74,015	43,363,908
Intel Corp.	695,515	33,955,042
Microchip Technology, Inc.(a)	109,045	8,448,807
NVIDIA Corp.	61,020	14,941,357
Texas Instruments, Inc.	166,675	29,916,496

		141,557,490

Software - 7.0%
CDK Global, Inc.	201,140	8,642,986
McAfee Corp., Class A	13,560	347,814
Microsoft Corp.	280,805	87,324,739
NortonLifeLock, Inc.(a)	329,960	8,582,260
Oracle Corp.	141,815	11,509,705

		116,407,504

Specialty Retail - 4.8%
Bath & Body Works, Inc.	73,450	4,118,342
Best Buy Co., Inc.(a)	70,625	7,011,650
Dick’s Sporting Goods, Inc.(a)	64,975	7,498,115
Home Depot, Inc. (The)	87,010	31,930,930
Lowe’s Cos., Inc.	94,920	22,529,262
Williams-Sonoma, Inc.(a)	42,375	6,802,882

		79,891,181

Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	868,405	151,779,826
Seagate Technology Holdings plc	87,575	9,383,661

		161,163,487

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	28,815	4,266,637
Tapestry, Inc.(a)	196,620	7,461,729

		11,728,366

Tobacco - 2.8%
Altria Group, Inc.	333,915	16,989,595
Philip Morris International, Inc.	280,805	28,880,794

		45,870,389

Trading Companies & Distributors - 1.1%
Fastenal Co.(a)	158,200	8,966,776
WW Grainger, Inc.(a)	18,080	8,951,589

		17,918,365

TOTAL COMMON STOCKS (COST $1,275,155,677)		1,659,146,858

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 9.3%

CERTIFICATES OF DEPOSIT - 1.0%
Bank of Montreal, Chicago (SOFR + 0.14%), 0.19%, 7/18/2022(c)	2,000,000	2,000,000
Credit Agricole CIB, New York 0.18%, 3/21/2022	2,000,000	2,000,000
Mizuho Bank Ltd., New York 0.25%, 5/5/2022	3,000,000	2,999,412
National Australia Bank, London 0.30%, 2/24/2022	2,500,000	2,499,776
0.35%, 4/6/2022	1,000,000	999,810
Oversea-Chinese Banking Corp. Ltd., New York 0.14%, 2/24/2022	2,000,000	2,000,000
Societe Generale, New York 0.25%, 2/8/2022	2,000,000	1,999,985
The Sumitomo Bank Ltd., New York 0.15%, 3/9/2022	3,000,000	3,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $17,499,406)		17,498,983

REPURCHASE AGREEMENTS - 8.3%
BofA Securities, Inc., 0.52%, dated 1/31/2022, due 5/3/2022, repurchase price $8,010,631, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.38%, maturing 4/30/2023 – 2/15/2038; Common Stocks; total market value $8,565,603	8,000,000	8,000,000

Investments	Principal Amount ($)	Value ($)
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $74,539,323, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 6.00%, maturing 2/15/2026 – 5/15/2040; total market value $75,616,193	74,539,220	74,539,220
Deutsche Bank AG, London Branch, 0.15%, dated 1/31/2022, due 2/1/2022, repurchase price $5,000,021, collateralized by various U.S. Treasury Securities, ranging from 2.00% – 2.25%, maturing 11/15/2041 – 8/15/2051; Foreign Government Fixed Income Securities, ranging from 0.41% – 2.63%, maturing 5/20/2022 – 11/3/2031; total market value $5,081,396	5,000,000	5,000,000
Societe Generale, New York Branch, 0.05%, dated 1/31/2022, due 2/7/2022, repurchase price $50,000,486, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 7.63%, maturing 2/1/2022 – 8/15/2046; total market value $50,566,305	50,000,000	50,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $137,539,220)		137,539,220

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $155,038,626)		155,038,203

Total Investments - 109.0% (Cost $1,430,194,303)		1,814,185,061
Liabilities in excess of other assets - (9.0%)		(149,889,582)

Net Assets - 100.0%		1,664,295,479

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $192,564,669, collateralized in the form of cash with a value of $155,043,049 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $32,491,902 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 15, 2022 – November 15, 2051 and $7,585,317 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from July 15, 2022 – May 25, 2050; a total value of $195,120,268.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $155,038,203.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2022.

Percentages shown are based on Net Assets.

Abbreviations

SOFR	Secured Overnight Financing Rate

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
S&P 500 E-Mini Index	20	03/18/2022	USD	$4,504,250	$(128,202)

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.7%
Securities Lending Reinvestments	9.3
Others(1)	(9.0)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.6%

Banks - 3.7%
Bank of America Corp.	48,048	2,216,935
JPMorgan Chase & Co.	95,784	14,233,502

		16,450,437

Beverages - 0.1%
Coca-Cola Co. (The)	3,276	199,869
PepsiCo, Inc.	468	81,207

		281,076

Biotechnology - 4.7%
AbbVie, Inc.	74,100	10,143,549
Amgen, Inc.	27,300	6,200,922
Gilead Sciences, Inc.	59,436	4,082,065

		20,426,536

Building Products - 1.4%
A O Smith Corp.	27,924	2,133,952
Lennox International, Inc.	6,396	1,814,033
Trane Technologies plc	13,416	2,322,310

		6,270,295

Capital Markets - 0.4%
Janus Henderson Group plc	49,452	1,824,779

Chemicals - 1.5%
CF Industries Holdings, Inc.(a)	35,880	2,471,056
Chemours Co. (The)(a)	63,336	2,071,720
Olin Corp.	37,128	1,881,276

		6,424,052

Commercial Services & Supplies - 0.4%
Rollins, Inc.(a)	56,472	1,742,161

Communications Equipment - 3.1%
Cisco Systems, Inc.	200,772	11,176,977
Motorola Solutions, Inc.	10,452	2,424,237

		13,601,214

Consumer Finance - 0.2%
SLM Corp.	56,940	1,044,280

Containers & Packaging - 0.1%
International Paper Co.	11,544	556,998

Distributors - 0.1%
Pool Corp.(a)	1,248	594,360

Diversified Consumer Services - 0.6%
H&R Block, Inc.(a)	91,416	2,089,770
Service Corp. International(a)	8,736	539,186

		2,628,956

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	141,804	3,616,002
Lumen Technologies, Inc.(a)	169,260	2,092,053
Verizon Communications, Inc.	75,660	4,027,382

		9,735,437

Investments	Shares	Value ($)
Electric Utilities - 1.3%
Exelon Corp.	20,592	1,193,306
IDACORP, Inc.	20,280	2,235,262
PPL Corp.	23,088	685,252
Southern Co. (The)	23,400	1,626,066

		5,739,886

Entertainment - 0.8%
Activision Blizzard, Inc.	42,276	3,340,227

Equity Real Estate Investment Trusts (REITs) - 6.1%
American Tower Corp.	21,684	5,453,526
CubeSmart	12,324	625,320
Duke Realty Corp.	41,964	2,424,680
Equity Residential	28,392	2,519,222
Extra Space Storage, Inc.	12,324	2,442,494
Healthpeak Properties, Inc.	65,052	2,300,889
Iron Mountain, Inc.(a)	48,828	2,242,182
Mid-America Apartment Communities, Inc.	12,012	2,482,640
National Retail Properties, Inc.(a)	2,496	110,773
Prologis, Inc.	20,592	3,229,237
Public Storage	8,112	2,908,395

		26,739,358

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	156	78,800
Walmart, Inc.	55,536	7,764,488

		7,843,288

Food Products - 1.1%
Hershey Co. (The)	13,416	2,643,891
Sanderson Farms, Inc.	11,232	2,066,688

		4,710,579

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	69,264	8,828,390
ResMed, Inc.	8,892	2,032,711

		10,861,101

Health Care Providers & Services - 1.4%
Chemed Corp.(a)	4,056	1,901,899
UnitedHealth Group, Inc.	8,892	4,202,092

		6,103,991

Health Care Technology - 0.0%(b)
Cerner Corp.	2,340	213,408

Hotels, Restaurants & Leisure - 1.0%
Domino’s Pizza, Inc.	4,524	2,056,836
Starbucks Corp.	16,068	1,579,806
Yum! Brands, Inc.	5,928	742,008

		4,378,650

Household Products - 2.8%
Clorox Co. (The)	11,856	1,990,148
Procter & Gamble Co. (The)	63,180	10,137,231

		12,127,379

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp. (The)(a)	75,348	1,671,219

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Industrial Conglomerates - 1.0%
3M Co.	27,612	4,584,144

Insurance - 2.5%
Aflac, Inc.	44,928	2,822,377
American Financial Group, Inc.	16,536	2,154,310
Aon plc, Class A	10,764	2,975,600
Assurant, Inc.	1,248	190,333
MetLife, Inc.(a)	23,088	1,548,281
Willis Towers Watson plc	6,396	1,496,408

		11,187,309

Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	14,040	843,383
Shutterstock, Inc.	17,940	1,739,642

		2,583,025

IT Services - 2.9%
Accenture plc, Class A	156	55,158
International Business Machines Corp.	41,496	5,542,621
Mastercard, Inc., Class A	3,432	1,326,056
Paychex, Inc.	20,748	2,443,285
Visa, Inc., Class A(a)	8,112	1,834,691
Western Union Co. (The)	84,084	1,590,028

		12,791,839

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	4,056	2,357,753

Machinery - 3.1%
Deere & Co.	6,084	2,290,018
Graco, Inc.(a)	29,016	2,105,401
Illinois Tool Works, Inc.	15,132	3,539,677
Otis Worldwide Corp.(a)	27,300	2,332,239
Toro Co. (The)(a)	15,912	1,536,781
Watts Water Technologies, Inc., Class A	10,920	1,673,053

		13,477,169

Media - 4.0%
Comcast Corp., Class A	81,588	4,078,584
Fox Corp., Class A	15,600	633,516
Interpublic Group of Cos., Inc. (The)(a)	65,988	2,345,213
New York Times Co. (The), Class A(a)	44,772	1,792,223
Nexstar Media Group, Inc., Class A(a)	13,728	2,270,337
Omnicom Group, Inc.	33,696	2,539,331
Sirius XM Holdings, Inc.(a)	337,740	2,148,026
TEGNA, Inc.(a)	90,324	1,748,673

		17,555,903

Metals & Mining - 1.1%
Newmont Corp.	40,872	2,500,140
Southern Copper Corp.	37,596	2,402,009

		4,902,149

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp.(a)	117,156	1,744,453

Investments	Shares	Value ($)
Multiline Retail - 1.2%
Target Corp.	23,556	5,192,449

Multi-Utilities - 1.6%
CMS Energy Corp.	14,664	944,068
Dominion Energy, Inc.	17,784	1,434,458
Public Service Enterprise Group, Inc.	36,192	2,407,854
WEC Energy Group, Inc.	24,804	2,406,980

		7,193,360

Oil, Gas & Consumable Fuels - 0.4%
Coterra Energy, Inc.(a)	61,776	1,352,895
Exxon Mobil Corp.	5,616	426,591

		1,779,486

Paper & Forest Products - 0.0%(b)
Sylvamo Corp.*	1	24

Pharmaceuticals - 6.3%
Eli Lilly & Co.	38,688	9,493,648
Johnson & Johnson	85,644	14,755,605
Pfizer, Inc.	60,684	3,197,440

		27,446,693

Road & Rail - 0.5%
Old Dominion Freight Line, Inc.(a)	7,020	2,119,549

Semiconductors & Semiconductor Equipment - 8.4%
Applied Materials, Inc.	35,880	4,957,898
Broadcom, Inc.	19,500	11,424,660
Intel Corp.	27,456	1,340,402
KLA Corp.	7,332	2,854,127
Lam Research Corp.	2,964	1,748,523
NVIDIA Corp.	16,224	3,972,609
QUALCOMM, Inc.	2,184	383,860
Texas Instruments, Inc.	43,992	7,896,124
Xilinx, Inc.	10,920	2,113,566

		36,691,769

Software - 7.5%
CDK Global, Inc.	53,196	2,285,832
McAfee Corp., Class A(a)	85,800	2,200,770
Microsoft Corp.	74,412	23,140,644
NortonLifeLock, Inc.(a)	87,048	2,264,119
Oracle Corp.	37,596	3,051,291

		32,942,656

Specialty Retail - 4.8%
Best Buy Co., Inc.(a)	17,940	1,781,083
Dick’s Sporting Goods, Inc.(a)	3,276	378,051
Home Depot, Inc. (The)	38,064	13,968,727
Lowe’s Cos., Inc.	13,572	3,221,314
Williams-Sonoma, Inc.(a)	11,232	1,803,185

		21,152,360

Technology Hardware, Storage & Peripherals - 10.1%
Apple, Inc.	221,520	38,717,266
HP, Inc.	79,872	2,933,698
Seagate Technology Holdings plc	23,088	2,473,879

		44,124,843

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	12,948	1,917,210

Tobacco - 2.8%
Altria Group, Inc.(a)	88,296	4,492,500
Philip Morris International, Inc.	74,568	7,669,319

		12,161,819

Trading Companies & Distributors - 0.6%
Fastenal Co.	41,964	2,378,519
Watsco, Inc.	312	88,159

		2,466,678

Water Utilities - 0.2%
American Water Works Co., Inc.	5,616	903,053

TOTAL COMMON STOCKS (COST $344,658,255)		432,585,360

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 5.5%

REPURCHASE AGREEMENTS - 5.5%
BofA Securities, Inc., 0.52%, dated 1/31/2022, due 5/3/2022, repurchase price $1,001,329, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 4.38%, maturing 4/30/2023 - 2/15/2038; Common Stocks; total market value $1,070,700	1,000,000	1,000,000
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $15,860,736, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.00%, maturing 2/15/2026 - 5/15/2040; total market value $16,089,876	15,860,714	15,860,714
Deutsche Bank AG, London Branch, 0.15%, dated 1/31/2022, due 2/1/2022, repurchase price $2,100,009, collateralized by various U.S. Treasury Securities, ranging from 2.00% - 2.25%, maturing 11/15/2041 - 8/15/2051; Foreign Government Fixed Income Securities, ranging from 0.41% - 2.63%, maturing 5/20/2022 - 11/3/2031; total market value $2,134,186	2,100,000	2,100,000

Investments	Principal Amount ($)	Value ($)
Societe Generale, New York Branch, 0.05%, dated 1/31/2022, due 2/7/2022, repurchase price $5,000,049, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 2/1/2022 - 8/15/2046; total market value $5,056,631	5,000,000	5,000,000

		23,960,714

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $23,960,714)		23,960,714

Total Investments - 104.1% (Cost $368,618,969)		456,546,074
Liabilities in excess of other assets - (4.1%)		(18,113,304)

Net Assets - 100.0%		438,432,770

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $27,832,583, collateralized in the form of cash with a value of $23,960,714 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $4,015,826 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 15, 2022 – November 15, 2051 and $114,453 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from April 20, 2022 – September 20, 2117; a total value of $28,090,993.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $23,960,714.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
S&P 500 E-Mini Index	17	03/18/2022	USD	$3,828,613	$(138,164)

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	98.6%
Securities Lending Reinvestments	5.5
Others(1)	(4.1)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Air Freight & Logistics - 0.2%
United Parcel Service, Inc., Class B	168	33,971

Auto Components - 0.4%
Gentex Corp.	2,758	86,601

Banks - 6.7%
Bank of America Corp.	7,406	341,713
Citigroup, Inc.	4,921	320,455
Cullen/Frost Bankers, Inc.	847	119,435
JPMorgan Chase & Co.	4,746	705,256

		1,486,859

Beverages - 0.1%
Coca-Cola Co. (The)	182	11,104

Biotechnology - 1.4%
AbbVie, Inc.	21	2,875
Amgen, Inc.	1,372	311,636

		314,511

Building Products - 2.0%
A O Smith Corp.	1,428	109,128
Masco Corp.	1,540	97,528
Owens Corning	1,253	111,141
Trane Technologies plc	658	113,900

		431,697

Capital Markets - 0.4%
Janus Henderson Group plc	2,485	91,697

Chemicals - 3.7%
Celanese Corp.	693	107,907
Chemours Co. (The)	3,570	116,775
Dow, Inc.	2,226	132,959
Eastman Chemical Co.	903	107,394
LyondellBasell Industries NV, Class A	1,316	127,296
Olin Corp.	1,057	53,558
Sherwin-Williams Co. (The)	602	172,479

		818,368

Commercial Services & Supplies - 0.5%
Cintas Corp.	294	115,110

Communications Equipment - 2.5%
Cisco Systems, Inc.	10,136	564,271

Consumer Finance - 3.0%
Ally Financial, Inc.	833	39,751
American Express Co.	1,204	216,503
Capital One Financial Corp.	1,071	157,148
Discover Financial Services	1,120	129,640
Synchrony Financial	2,597	110,606

		653,648

Investments	Shares	Value ($)
Containers & Packaging - 0.2%
International Paper Co.	1,085	52,351

Diversified Financial Services - 0.9%
Equitable Holdings, Inc.	3,507	117,975
Voya Financial, Inc.(a)	1,337	90,863

		208,838

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	7,035	179,393
Lumen Technologies, Inc.(a)	8,505	105,122
Verizon Communications, Inc.	3,815	203,072

		487,587

Electric Utilities - 0.4%
PPL Corp.	2,695	79,988

Electrical Equipment - 0.6%
Emerson Electric Co.	1,456	133,879

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	196	37,054

Entertainment - 0.7%
Activision Blizzard, Inc.	2,065	163,156

Equity Real Estate Investment Trusts (REITs) - 2.6%
AvalonBay Communities, Inc.	525	128,221
Highwoods Properties, Inc.	2,310	99,607
Kimco Realty Corp.	4,949	120,063
SL Green Realty Corp.	1,314	95,277
Weyerhaeuser Co.	3,297	133,297

		576,465

Food & Staples Retailing - 0.0%(b)
Costco Wholesale Corp.	7	3,536

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	994	126,695

Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	1,477	76,169
UnitedHealth Group, Inc.	210	99,240

		175,409

Hotels, Restaurants & Leisure - 0.4%
International Game Technology plc	3,038	81,327

Household Durables - 0.9%
Tempur Sealy International, Inc.	2,499	99,485
Whirlpool Corp.	504	105,936

		205,421

Household Products - 0.5%
Procter & Gamble Co. (The)	707	113,438

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp. (The)	3,612	80,114

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Industrial Conglomerates - 1.0%
3M Co.	1,379	228,942

Insurance - 2.4%
Aflac, Inc.	2,135	134,121
MetLife, Inc.	2,149	144,112
Prudential Financial, Inc.	1,176	131,206
Unum Group	4,389	111,393

		520,832

Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	714	42,890
Shutterstock, Inc.	896	86,885

		129,775

IT Services - 4.8%
Accenture plc, Class A	1,232	435,611
Genpact Ltd.(a)	1,540	76,615
International Business Machines Corp.	2,135	285,172
Mastercard, Inc., Class A	168	64,912
Paychex, Inc.	973	114,580
Visa, Inc., Class A(a)	399	90,242

		1,067,132

Life Sciences Tools & Services - 2.5%
Thermo Fisher Scientific, Inc.	938	545,259

Machinery - 2.5%
Crane Co.	1,064	110,135
Cummins, Inc.	154	34,015
Illinois Tool Works, Inc.	763	178,481
Parker-Hannifin Corp.	399	123,694
Snap-on, Inc.	532	110,789

		557,114

Media - 4.0%
Comcast Corp., Class A	3,920	195,961
Fox Corp., Class A	791	32,123
Interpublic Group of Cos., Inc. (The)	3,241	115,185
New York Times Co. (The), Class A	2,177	87,145
Nexstar Media Group, Inc., Class A	693	114,608
Omnicom Group, Inc.	1,736	130,825
Sirius XM Holdings, Inc.(a)	17,066	108,540
TEGNA, Inc.	5,005	96,897

		881,284

Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	3,535	131,573
Southern Copper Corp.	1,897	121,199

		252,772

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp.(a)	5,761	85,781

Multiline Retail - 1.7%
Kohl’s Corp.	2,002	119,539
Target Corp.	1,190	262,312

		381,851

Oil, Gas & Consumable Fuels - 4.3%
Antero Midstream Corp.(a)	10,906	108,515

Investments	Shares	Value ($)
APA Corp.	4,270	141,807
Continental Resources, Inc.	2,464	127,980
Devon Energy Corp.	651	32,921
Exxon Mobil Corp.	273	20,737
Occidental Petroleum Corp.	3,990	150,303
PDC Energy, Inc.(a)	2,086	123,637
Plains GP Holdings LP, Class A*(a)	10,178	117,352
Targa Resources Corp.	2,170	128,204

		951,456

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	1,736	115,340

Pharmaceuticals - 6.2%
Eli Lilly & Co.	14	3,436
Johnson & Johnson	4,165	717,588
Pfizer, Inc.	12,222	643,977

		1,365,001

Professional Services - 0.5%
Robert Half International, Inc.	1,022	115,752

Road & Rail - 1.7%
Union Pacific Corp.(a)	1,568	383,454

Semiconductors & Semiconductor Equipment - 7.5%
Analog Devices, Inc.	882	144,622
Applied Materials, Inc.	960	132,653
Broadcom, Inc.	924	541,353
KLA Corp.	371	144,419
Microchip Technology, Inc.	1,442	111,726
NVIDIA Corp.	812	198,826
Texas Instruments, Inc.	2,219	398,288

		1,671,887

Software - 7.0%
CDK Global, Inc.	2,702	116,105
Microsoft Corp.	3,773	1,173,328
NortonLifeLock, Inc.	4,228	109,970
Oracle Corp.	1,848	149,984

		1,549,387

Specialty Retail - 3.8%
Bath & Body Works, Inc.	1,288	72,218
Best Buy Co., Inc.	931	92,430
Dick’s Sporting Goods, Inc.(a)	868	100,167
Home Depot, Inc. (The)	231	84,773
Lowe’s Cos., Inc.	1,701	403,732
Williams-Sonoma, Inc.(a)	574	92,150

		845,470

Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	11,480	2,006,474
HP, Inc.	728	26,739
Seagate Technology Holdings plc	1,050	112,508

		2,145,721

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	616	91,211
Tapestry, Inc.	2,541	96,431

		187,642

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Tobacco - 2.7%
Altria Group, Inc.	4,368	222,244
Philip Morris International, Inc.	3,710	381,573

		603,817

Trading Companies & Distributors - 0.8%
Fastenal Co.	2,121	120,218
WW Grainger, Inc.(a)	126	62,384

		182,602

TOTAL COMMON STOCKS (COST $16,978,143)		21,901,366

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.4%

REPURCHASE AGREEMENTS - 0.4%
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $93,398, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 6.00%, maturing 2/15/2026 – 5/15/2040; total market value $94,747 (Cost $93,398)	93,398	93,398

Total Investments - 99.2% (Cost $17,071,541)		21,994,764
Other assets less liabilities - 0.8%		174,141

Net Assets - 100.0%		22,168,905

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $1,215,308, collateralized in the form of cash with a value of $93,398 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $817,637 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 15, 2022 – November 15, 2051 and $341,159 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from April 20, 2022 – September 20, 2117; a total value of $1,252,194.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $93,398.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
Micro E-mini S&P 500 Index	12	03/18/2022	USD	$270,255	$(10,620)

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	98.8%
Securities Lending Reinvestments	0.4
Others(1)	0.8

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.1%

Auto Components - 1.1%
Bridgestone Corp.	115,600	5,029,315
Fuyao Glass Industry Group Co. Ltd., Class H(a)	324,000	1,741,008

		6,770,323

Automobiles - 1.7%
Bajaj Auto Ltd.	67,375	3,218,443
Daimler AG	40,425	3,168,978
Ford Otomotiv Sanayi A/S	223,440	4,130,530

		10,517,951

Banks - 9.1%
Agricultural Bank of China Ltd., Class H	14,210,000	5,394,207
Al Rajhi Bank	8,330	329,035
Banco Bilbao Vizcaya Argentaria SA	231,280	1,460,698
Bank of China Ltd., Class H	5,145,000	1,999,263
Bank of Communications Co. Ltd., Class H	490,000	328,026
BOC Hong Kong Holdings Ltd.	937,000	3,604,978
China Merchants Bank Co. Ltd., Class H	122,500	1,019,583
Commonwealth Bank of Australia(b)	490	32,362
FinecoBank Banca Fineco SpA	220,255	3,655,441
First Abu Dhabi Bank PJSC	559,825	3,048,284
Hana Financial Group, Inc.	126,420	4,719,121
Hang Seng Bank Ltd.	33,400	659,215
Industrial & Commercial Bank of China Ltd., Class H	2,940,000	1,775,865
Mitsubishi UFJ Financial Group, Inc.	1,298,500	7,788,183
Nordea Bank Abp	117,845	1,388,016
Royal Bank of Canada	67,620	7,705,745
Saudi National Bank (The)	7,840	154,213
Sberbank of Russia PJSC	1,198,050	4,093,186
Skandinaviska Enskilda Banken AB, Class A	340,795	4,359,384
Swedbank AB, Class A	113,435	2,206,211

		55,721,016

Beverages - 0.7%

Thai Beverage PCL	8,232,000	3,987,694

Building Products - 0.6%
Geberit AG (Registered)	4,165	2,796,797
Lixil Corp.	40,500	917,028

		3,713,825

Capital Markets - 4.5%
3i Group plc	146,265	2,688,439
Abrdn plc	1,354,605	4,378,131
China Galaxy Securities Co. Ltd., Class H	245,000	144,847

Investments	Shares	Value ($)
CSC Financial Co. Ltd., Class H(a)(b)	2,695,000	3,027,643
Daiwa Securities Group, Inc.	343,000	2,048,623
Hong Kong Exchanges & Clearing Ltd.	28,500	1,602,350
IGM Financial, Inc.(b)	122,255	4,293,056
Macquarie Korea Infrastructure Fund	52,920	592,634
Moscow Exchange MICEX-RTS PJSC	757,050	1,415,676
Partners Group Holding AG	2,205	3,024,311
Samsung Securities Co. Ltd.	15,680	520,282
SBI Holdings, Inc.	136,400	3,482,654

		27,218,646

Chemicals - 1.0%
Kumho Petrochemical Co. Ltd.*	11,515	1,389,824
Nissan Chemical Corp.	8,500	455,890
Nitto Denko Corp.	17,300	1,328,748
Wacker Chemie AG	17,150	2,463,703
Yara International ASA	4,900	249,835

		5,888,000

Construction & Engineering - 0.5%
HOCHTIEF AG	40,915	3,145,471

Construction Materials - 1.9%
Ambuja Cements Ltd.	864,850	4,231,967
Anhui Conch Cement Co. Ltd., Class H	496,000	2,614,360
China Resources Cement Holdings Ltd.(b)	5,204,000	4,471,507

		11,317,834

Diversified Financial Services - 1.9%
Investor AB, Class B	56,595	1,214,773
M&G plc	1,671,390	4,834,658
Power Finance Corp. Ltd.	806,050	1,314,567
REC Ltd.	2,263,065	4,204,817

		11,568,815

Diversified Telecommunication Services - 1.8%
Elisa OYJ	7,840	457,712
Hellenic Telecommunications Organization SA	57,085	1,104,827
Koninklijke KPN NV	1,524,635	5,002,582
Proximus SADP	10,045	203,983
Spark New Zealand Ltd.	72,030	204,834
Swisscom AG (Registered)	3,675	2,084,888
Telefonica SA(b)	29,748	137,675
Telenor ASA	86,975	1,430,553

		10,627,054

Electric Utilities - 2.9%
Cia Paranaense de Energia	2,499,000	2,988,446
CPFL Energia SA	73,500	400,443
Endesa SA(b)	58,310	1,297,179
Iberdrola SA	255,780	2,913,170
Iberdrola SA*(c)	4,245	48,348
Power Assets Holdings Ltd.	367,500	2,255,180

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
SSE plc	231,770	4,920,851
Verbund AG	24,990	2,627,693

		17,451,310

Electrical Equipment - 0.8%
Mitsubishi Electric Corp.	289,700	3,599,093
WEG SA	245,000	1,483,842

		5,082,935

Electronic Equipment, Instruments & Components - 0.6%
Hexagon AB, Class B	182,280	2,425,427
Kingboard Laminates Holdings Ltd.	245,000	416,631
Largan Precision Co. Ltd.	2,000	145,969
Shimadzu Corp.	10,200	363,385

		3,351,412

Energy Equipment & Services - 0.2%
Tenaris SA	91,140	1,099,838

Entertainment - 1.8%
NetEase, Inc., ADR(b)	49,735	5,140,609
Nintendo Co. Ltd.	12,500	6,092,428

		11,233,037

Equity Real Estate Investment Trusts (REITs) - 0.4%
Stockland	885,185	2,519,575

Food & Staples Retailing - 0.1%
Cencosud SA	446,635	824,871

Food Products - 2.2%
China Feihe Ltd.(a)	129,000	178,341
Dali Foods Group Co. Ltd.(a)	245,000	141,391
Nestle SA (Registered)	85,995	10,998,641
Want Want China Holdings Ltd.	1,960,000	1,917,884

		13,236,257

Gas Utilities - 1.0%
Naturgy Energy Group SA(b)	182,280	5,747,968

Health Care Equipment & Supplies - 1.4%
Coloplast A/S, Class B	2,450	353,771
Hartalega Holdings Bhd.	3,405,500	4,784,217
Hoya Corp.	5,800	742,712
Top Glove Corp. Bhd.	5,684,000	2,892,586

		8,773,286

Hotels, Restaurants & Leisure - 0.2%
La Francaise des Jeux SAEM(a)	26,460	1,086,803

Household Durables - 2.2%
Barratt Developments plc	361,620	2,967,284
Electrolux AB, Class B(b)	35,770	733,480
Iida Group Holdings Co. Ltd.	16,100	331,292
Nien Made Enterprise Co. Ltd.	319,000	4,444,255
Persimmon plc	135,730	4,359,526
Sony Group Corp.	4,200	463,649

		13,299,486

Household Products - 0.4%
Unilever Indonesia Tbk. PT	9,604,000	2,691,150

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.6%
Unipro PJSC	122,500,000	3,816,579

Industrial Conglomerates - 0.3%
Industries Qatar QSC	429,975	1,987,498

Insurance - 4.2%
Ageas SA	21,070	1,005,953
Allianz SE (Registered)	47,040	11,988,584
BB Seguridade Participacoes SA	661,500	2,882,695
Caixa Seguridade Participacoes S/A	86,568	146,725
Manulife Financial Corp.	71,540	1,488,964
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,450	766,397
SCOR SE	39,445	1,331,841
Zurich Insurance Group AG	12,740	6,030,308

		25,641,467

Interactive Media & Services - 1.1%
Kakaku.com, Inc.	42,100	859,355
Rightmove plc	31,605	275,534
Tencent Holdings Ltd.	89,400	5,411,546

		6,546,435

Internet & Direct Marketing Retail - 1.1%
JD.com cash in lieu of shares*(c)	4,242	163,097
momo.com, Inc.	71,600	2,870,281
ZOZO, Inc.	127,700	3,358,047

		6,391,425

IT Services - 1.4%
Edenred	27,440	1,165,813
Infosys Ltd.	60,760	1,413,669
Itochu Techno-Solutions Corp.	98,000	2,645,086
Nomura Research Institute Ltd.	73,500	2,526,014
Obic Co. Ltd.	4,800	781,914

		8,532,496

Leisure Products - 0.1%
Yamaha Corp.	16,100	725,181

Machinery - 2.8%
Atlas Copco AB, Class A	43,365	2,523,636
Atlas Copco AB, Class B	10,535	531,485
Daifuku Co. Ltd.	6,200	425,619
Epiroc AB, Class A	119,560	2,523,363
Epiroc AB, Class B	10,535	188,824
FANUC Corp.	9,000	1,754,307
Kone OYJ, Class B	60,760	3,897,366
Schindler Holding AG	1,225	302,747
Schindler Holding AG (Registered)	735	181,885
Sinotruk Hong Kong Ltd.	2,450,000	3,625,882
Yaskawa Electric Corp.(b)	33,400	1,378,321

		17,333,435

Marine - 2.2%
AP Moller – Maersk A/S, Class A	129	429,527
AP Moller – Maersk A/S, Class B	245	873,721
Nippon Yusen KK	73,500	5,677,154
Orient Overseas International Ltd.	165,500	4,075,126

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
SITC International Holdings Co. Ltd.	672,000	2,542,337

		13,597,865

Media - 0.8%
Publicis Groupe SA	74,725	5,000,873

Metals & Mining - 7.0%
BHP Group Ltd.(b)	91,385	2,984,259
BHP Group plc(c)	41,405	1,323,503
Cia Siderurgica Nacional SA	73,500	353,520
Evraz plc	511,805	3,428,509
Fortescue Metals Group Ltd.	447,370	6,262,915
Grupo Mexico SAB de CV, Series B	1,029,000	4,414,698
Impala Platinum Holdings Ltd.	14,945	226,184
Kumba Iron Ore Ltd.	176,400	6,165,334
MMC Norilsk Nickel PJSC	15,925	4,463,752
Polymetal International plc	11,025	156,940
Rio Tinto plc	127,890	8,896,611
Severstal PAO	57,575	1,116,286
Vedanta Ltd.	505,435	2,179,285
Wheaton Precious Metals Corp.	11,556	465,675

		42,437,471

Multiline Retail - 0.5%
B&M European Value Retail SA	21,315	161,918
Wesfarmers Ltd.	73,255	2,720,458

		2,882,376

Multi-Utilities - 0.7%
Canadian Utilities Ltd., Class A	72,520	2,105,806
Engie SA	158,515	2,408,482

		4,514,288

Oil, Gas & Consumable Fuels - 6.0%
Adaro Energy Tbk. PT	41,601,000	6,479,366
BP plc	513,520	2,637,355
Canadian Natural Resources Ltd.	141,610	7,199,640
Enbridge, Inc.	227,850	9,627,818
Formosa Petrochemical Corp.	336,000	1,160,912
Lundin Energy AB	131,565	5,291,298
Petroleo Brasileiro SA (Preference)	98,000	597,043
Shell plc	87,220	2,207,675
TotalEnergies SE	28,665	1,613,742

		36,814,849

Personal Products - 2.1%
Hengan International Group Co. Ltd.(b)	122,500	598,553
L’Oreal SA	28,420	12,005,996
Unilever plc	8,575	435,739

		13,040,288

Pharmaceuticals - 7.8%
Astellas Pharma, Inc.	24,500	393,467
AstraZeneca plc	23,520	2,719,147
China Medical System Holdings Ltd.	490,000	815,667
Chugai Pharmaceutical Co. Ltd.	111,400	3,587,810
GlaxoSmithKline plc	301,595	6,648,152
Novartis AG (Registered)	104,370	8,982,512
Novo Nordisk A/S, Class B	73,990	7,313,944
Orion OYJ, Class B(b)	93,345	3,772,263

Investments	Shares	Value ($)
Roche Holding AG	33,810	12,960,409
Roche Holding AG – BR	490	199,989

		47,393,360

Professional Services - 1.7%
Nihon M&A Center Holdings, Inc.	109,100	1,692,009
Randstad NV	21,315	1,375,345
Recruit Holdings Co. Ltd.	43,100	2,092,814
RELX plc	63,455	1,932,551
SGS SA (Registered)	1,089	3,070,324

		10,163,043

Real Estate Management & Development - 2.2%
Agile Group Holdings Ltd.(b)	3,920,000	2,071,215
China Overseas Land & Investment Ltd.	34,000	100,070
China Resources Land Ltd.	44,000	211,887
China Vanke Co. Ltd., Class H	73,500	189,463
CK Asset Holdings Ltd.	44,000	292,579
Country Garden Holdings Co. Ltd.(b)	1,708,418	1,400,028
Country Garden Services Holdings Co. Ltd.	49,000	288,123
Daito Trust Construction Co. Ltd.	39,400	4,479,410
Hopson Development Holdings Ltd.(b)	977,169	2,040,168
Land & Houses PCL, NVDR	5,390,000	1,586,484
Logan Group Co. Ltd.(b)	1,225,000	761,938
Sunac Services Holdings Ltd.(a)	182,000	205,631

		13,626,996

Road & Rail - 0.8%
Aurizon Holdings Ltd.	1,922,270	4,767,260
Canadian National Railway Co.	2,205	268,612

		5,035,872

Semiconductors & Semiconductor Equipment - 4.8%
ASML Holding NV	5,880	3,916,657
Novatek Microelectronics Corp.	274,000	4,639,893
Parade Technologies Ltd.	7,000	503,344
Realtek Semiconductor Corp.	80,000	1,512,907
Silergy Corp.	6,000	783,059
Taiwan Semiconductor Manufacturing Co. Ltd.	665,222	15,211,088
United Microelectronics Corp.	595,000	1,225,768
Vanguard International Semiconductor Corp.	306,000	1,435,716

		29,228,432

Software - 1.7%
SAP SE	63,700	7,883,410
Temenos AG (Registered)	16,905	1,998,169
WiseTech Global Ltd.	13,965	445,709

		10,327,288

Specialty Retail - 1.9%
Chow Tai Fook Jewellery Group Ltd.	980,000	1,714,282
Industria de Diseno Textil SA	148,960	4,465,157
Nitori Holdings Co. Ltd.	4,700	668,952
Topsports International Holdings Ltd.(a)(b)	566,000	508,108
USS Co. Ltd.	181,100	2,932,806
Vibra Energia SA	294,000	1,267,910

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Workman Co. Ltd.(b)	3,000	131,482

		11,688,697

Technology Hardware, Storage & Peripherals - 2.1%
Brother Industries Ltd.	162,400	2,962,593
Lite-On Technology Corp.	786,000	1,794,456
Quanta Computer, Inc.	1,225,000	4,091,555
Samsung Electronics Co. Ltd.	58,065	3,530,622
Wiwynn Corp.	15,000	537,139

		12,916,365

Textiles, Apparel & Luxury Goods - 1.8%
Bosideng International Holdings Ltd.(b)	794,000	385,924
Eclat Textile Co. Ltd.	74,000	1,622,923
Hermes International	2,074	3,065,452
Li Ning Co. Ltd.	401,000	3,874,980
LVMH Moet Hennessy Louis Vuitton SE	2,450	1,984,585

		10,933,864

Tobacco - 1.8%
Imperial Brands plc	239,855	5,636,353
Japan Tobacco, Inc.	245,000	4,877,674
Swedish Match AB	70,560	542,914

		11,056,941

Trading Companies & Distributors - 0.3%
Ashtead Group plc	21,070	1,482,969

Wireless Telecommunication Services - 1.3%
Tele2 AB, Class B	49,000	708,429
Total Access Communication PCL, NVDR	3,901,500	5,419,564
Turkcell Iletisim Hizmetleri A/S	1,416,100	1,972,860

		8,100,853

TOTAL COMMON STOCKS (COST $550,106,342)		598,091,763

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.2%

REPURCHASE AGREEMENTS - 0.2%
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $1,264,012, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.00%, maturing 2/15/2026 - 5/15/2040; total market value $1,282,273	1,264,010	1,264,010

Investments	Principal Amount ($)	Value ($)
Deutsche Bank AG, London Branch, 0.15%, dated 1/31/2022, due 2/1/2022, repurchase price $200,001, collateralized by various U.S. Treasury Securities, ranging from 2.00% - 2.25%, maturing 11/15/2041 - 8/15/2051; Foreign Government Fixed Income Securities, ranging from 0.41% - 2.63%, maturing 5/20/2022 - 11/3/2031; total market value $203,256	200,000	200,000

		1,464,010

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $1,464,010)		1,464,010

Total Investments - 98.3% (Cost $551,570,352)		599,555,773
Other assets less liabilities - 1.7%		10,350,718

Net Assets - 100.0%		609,906,491

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $18,249,946, collateralized in the form of cash with a value of $1,464,010 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $10,172,672 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 3, 2022 – May 15, 2051 and $7,905,470 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 25, 2022 – September 20, 2117; a total value of $19,542,152.

(c)

Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $1,534,948, which represents approximately 0.25% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $1,464,010.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	56	03/18/2022	EUR	$2,600,810	$(41,522)
FTSE 100 Index	23	03/18/2022	GBP	2,282,408	40,840
MSCI Emerging Markets E-Mini Index	62	03/18/2022	USD	3,796,880	(16)
S&P/TSX 60 Index	5	03/17/2022	CAD	1,004,010	2,615
SPI 200 Index	7	03/17/2022	AUD	846,799	(55,672)
TOPIX Index	9	03/10/2022	JPY	1,482,881	(50,137)

					$(103,892)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of January 31, 2022:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
CZK	2,736,251	Citibank NA	USD		121,640	03/16/2022	$4,006
GBP	558,944	JPMorgan Chase Bank	USD		739,611	03/16/2022	10,105
INR*	9,479,319	Citibank NA	USD		124,143	03/16/2022	2,294
SGD	134,973	BNP Paribas SA	USD		98,809	03/16/2022	996
TRY	764,685	UBS AG	USD		52,422	03/16/2022	3,418
USD	411,901	Toronto-Dominion Bank (The)	CHF		378,890	03/16/2022	4,489
USD	1,247,728	Toronto-Dominion Bank (The)	EUR		1,104,251	03/16/2022	8,742
USD	529,734	JPMorgan Chase Bank	INR	*	39,522,943	03/16/2022	2,570
USD	405,447	Toronto-Dominion Bank (The)	JPY		46,023,809	03/16/2022	5,864
USD	279,065	Citibank NA	KRW	*	328,849,715	03/16/2022	6,554
USD	439,730	Goldman Sachs & Co.	KRW	*	528,002,869	03/16/2022	2,185
USD	118,099	UBS AG	NZD		174,054	03/16/2022	3,868
USD	127,523	Toronto-Dominion Bank (The)	PLN		522,804	03/16/2022	195
USD	233,612	Citibank NA	RUB	*	17,581,399	03/16/2022	8,871
USD	178,449	Toronto-Dominion Bank (The)	SEK		1,620,442	03/16/2022	4,774
USD	330,998	Citibank NA	TWD	*	9,123,516	03/16/2022	2,969
ZAR	2,071,042	Citibank NA	USD		128,847	03/16/2022	4,256

Total unrealized appreciation							$76,156

AUD	367,379	Goldman Sachs & Co.	USD		263,636	03/16/2022	$(4,750)
CAD	224,003	Toronto-Dominion Bank (The)	USD		176,409	03/16/2022	(287)
CHF	411,688	JPMorgan Chase Bank	USD		447,082	03/16/2022	(4,402)
DKK	1,506,476	Goldman Sachs & Co.	USD		228,917	03/16/2022	(1,736)
EUR	848,486	JPMorgan Chase Bank	USD		960,280	03/16/2022	(8,266)
HKD	2,582,135	BNP Paribas SA	USD		331,247	03/16/2022	(97)
JPY	36,647,317	BNP Paribas SA	USD		320,876	03/16/2022	(2,702)
JPY	240,748,718	Toronto-Dominion Bank (The)	USD		2,124,347	03/16/2022	(34,148)
SEK	2,350,422	Goldman Sachs & Co.	USD		259,365	03/16/2022	(7,451)

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	501,199	Citibank NA	BRL	*	2,843,346	03/16/2022	$(28,667)
USD	215,809	Toronto-Dominion Bank (The)	CAD		276,790	03/16/2022	(1,817)
USD	177,812	Toronto-Dominion Bank (The)	CZK		4,025,838	03/16/2022	(7,050)
USD	315,869	Toronto-Dominion Bank (The)	GBP		238,130	03/16/2022	(3,536)
USD	71,612	Toronto-Dominion Bank (The)	MXN		1,532,040	03/16/2022	(2,069)
USD	17,650	Goldman Sachs & Co.	NOK		158,603	03/16/2022	(125)
USD	230,507	Toronto-Dominion Bank (The)	ZAR		3,732,507	03/16/2022	(9,376)

Total unrealized depreciation							$(116,479)

Net unrealized depreciation							$(40,323)

* Non-deliverable	forward.

Abbreviations:

AUD —Australian Dollar
BRL —Brazilian Real
CAD —Canadian Dollar
CHF —Swiss Franc
CZK —Czech Koruna
DKK —Danish Krone
EUR —Euro
GBP —British Pound
HKD —Hong Kong Dollar
INR —Indian Rupee
JPY —Japanese Yen
KRW —Korean Won
MXN —Mexican Peso
NOK —Norwegian Krone
NZD —New Zealand Dollar
PLN —Polish Zloty
RUB —Russian Ruble
SEK —Swedish Krona
SGD —Singapore Dollar
TRY —Turkish Lira
TWD —Taiwan Dollar
USD —US Dollar
ZAR —South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2022:

Australia	3.2%
Austria	0.4
Belgium	0.2
Brazil	1.7
Canada	5.4
Chile	0.1
China	9.4
Denmark	1.5
Finland	1.3
France	4.9
Germany	4.8
Greece	0.2
Hong Kong	2.1
India	2.7
Indonesia	1.5
Italy	0.8
Japan	12.6
Malaysia	1.3
Mexico	0.7
Netherlands	1.7
New Zealand	0.0 †
Norway	0.3
Qatar	0.3
Russia	2.4
Saudi Arabia	0.1
Singapore	0.7
South Africa	1.0
South Korea	1.8
Spain	2.6
Sweden	4.0
Switzerland	8.6
Taiwan	6.9
Thailand	1.2
Turkey	1.0
United Arab Emirates	0.5
United Kingdom	10.2
Other[1]	1.9

100.0%

† Amount	represents less than 0.05%.
[1] Includes	any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.1%
Securities Lending Reinvestments	0.2
Others(1)	1.7

100.0%

(1) Includes	any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.6%

Aerospace & Defense - 0.1%
Bharat Electronics Ltd.	20,160	56,653

Air Freight & Logistics - 0.3%
Deutsche Post AG (Registered)	990	58,808
SG Holdings Co. Ltd.	6,000	126,431

		185,239

Auto Components - 0.8%
Bridgestone Corp.	13,200	574,282

Automobiles - 2.0%
Bajaj Auto Ltd.	10,230	488,678
Ford Otomotiv Sanayi A/S	24,690	456,421
Hero MotoCorp Ltd.	12,120	442,474

		1,387,573

Banks - 8.8%
Banco Bilbao Vizcaya Argentaria SA	98,370	621,277
Banco de Chile	1,678,800	168,427
Banco Santander Chile	3,073,080	152,769
Bank of China Ltd., Class H	600,000	233,150
Bank of Communications Co. Ltd., Class H	180,000	120,499
BOC Hong Kong Holdings Ltd.	165,000	634,815
China CITIC Bank Corp. Ltd., Class H	60,000	28,547
China Everbright Bank Co. Ltd., Class H	390,000	146,046
Commonwealth Bank of Australia(a)	11,550	762,814
Credit Agricole SA	16,710	248,760
Hang Seng Bank Ltd.	9,000	177,633
Malayan Banking Bhd.	45,791	90,477
Masraf Al Rayan QSC	59,700	80,589
National Bank of Canada	2,730	218,305
Nordea Bank Abp	50,220	591,507
Royal Bank of Canada	9,600	1,093,983
Sberbank of Russia PJSC	79,800	272,640
Swedbank AB, Class A	26,460	514,624

		6,156,862

Beverages - 1.0%
Emperador, Inc.	1,449,000	675,110

Biotechnology - 0.2%
CSL Ltd.(a)	60	11,006
Grifols SA(a)	6,480	113,392

		124,398

Capital Markets - 3.8%
Abrdn plc	129,840	419,648
CSC Financial Co. Ltd., Class H(a)(b)	495,000	556,098

Investments	Shares	Value ($)
Hargreaves Lansdown plc	27,120	487,930
Macquarie Korea Infrastructure Fund	46,410	519,730
Moscow Exchange MICEX-RTS PJSC	227,100	424,675
Singapore Exchange Ltd.	39,000	268,528

		2,676,609

Chemicals - 1.5%
Evonik Industries AG	4,830	155,881
Nissan Chemical Corp.	6,600	353,986
Yara International ASA	10,770	549,127

		1,058,994

Construction & Engineering - 1.9%
ACS Actividades de Construccion y Servicios SA(a)	5,368	134,131
ACS Actividades de Construccion y Servicios SA*(c)	107	2,674
Bouygues SA	4,080	142,653
HOCHTIEF AG	1,500	115,317
Metallurgical Corp. of China Ltd., Class H	1,740,000	464,146
Taisei Corp.	4,900	159,258
WSP Global, Inc.	2,340	311,865

		1,330,044

Construction Materials - 1.5%
Ambuja Cements Ltd.	98,130	480,179
China Resources Cement Holdings Ltd.	686,000	589,442

		1,069,621

Diversified Financial Services - 1.2%
Banca Mediolanum SpA	15,360	147,460
Power Finance Corp. Ltd.	101,760	165,958
REC Ltd.	265,560	493,415

		806,833

Diversified Telecommunication Services - 2.4%
Hellenic Telecommunications Organization SA	8,700	168,380
Koninklijke KPN NV	31,410	103,061
Nippon Telegraph & Telephone Corp.	8,000	226,826
Orange SA	17,490	204,297
Proximus SADP	7,560	153,520
Spark New Zealand Ltd.	4,500	12,797
Telefonica Deutschland Holding AG	52,530	149,571
Telefonica SA(a)	48,803	225,863
Telenor ASA	25,290	415,967

		1,660,282

Electric Utilities - 2.5%
CPFL Energia SA	36,000	196,136
EDP - Energias de Portugal SA	32,940	167,606
Endesa SA(a)	5,760	128,138
Enel SpA	54,690	415,726
Iberdrola SA	9,120	103,871

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Iberdrola SA*(c)	151	1,720
Red Electrica Corp. SA	8,460	169,852
SSE plc	27,090	575,164

		1,758,213

Electrical Equipment - 0.1%
Mitsubishi Electric Corp.	3,000	37,271

Electronic Equipment, Instruments & Components - 0.4%
Kingboard Laminates Holdings Ltd.	150,000	255,080

Equity Real Estate Investment Trusts (REITs) - 0.1%
Gecina SA	480	64,623

Food & Staples Retailing - 0.4%
BIM Birlesik Magazalar A/S	16,440	86,210
Etablissements Franz Colruyt NV	2,670	107,990
Welcia Holdings Co. Ltd.	3,900	104,756

		298,956

Food Products - 3.4%
Nestle SA (Registered)	17,280	2,210,088
Orkla ASA	14,760	140,381
Sime Darby Plantation Bhd.	36,000	30,362

		2,380,831

Gas Utilities - 2.0%
Naturgy Energy Group SA(a)	21,060	664,100
Petronas Gas Bhd.	135,000	547,677
Snam SpA	31,800	176,813

		1,388,590

Health Care Equipment & Supplies - 1.8%
Coloplast A/S, Class B	2,790	402,865
Fisher & Paykel Healthcare Corp. Ltd.	24,900	453,798
Hartalega Holdings Bhd.	90,000	126,436
Top Glove Corp. Bhd.	609,000	309,920

		1,293,019

Health Care Providers & Services - 0.1%
Notre Dame Intermedica Participacoes SA	3,000	40,226

Hotels, Restaurants & Leisure - 0.3%
Jollibee Foods Corp.	18,000	84,748
McDonald’s Holdings Co. Japan Ltd.	3,200	139,414

		224,162

Household Durables - 1.2%
Electrolux AB, Class B(a)	4,050	83,047
Persimmon plc	13,800	443,244
SEB SA	810	121,764
Sekisui House Ltd.(a)	9,000	180,781
Sony Group Corp.	300	33,118

		861,954

Independent Power and Renewable Electricity Producers - 1.0%
Colbun SA	8,727,210	723,443

Investments	Shares	Value ($)
Industrial Conglomerates - 2.2%
Alfa SAB de CV, Class A	90,000	65,422
CITIC Ltd.	45,000	50,208
Jardine Matheson Holdings Ltd.	9,000	529,560
Siemens AG (Registered)	4,980	780,891
Toshiba Corp.(a)	3,000	123,359

		1,549,440

Insurance - 4.6%
AIA Group Ltd.	6,000	62,058
Allianz SE (Registered)	1,830	466,393
Aviva plc	35,190	204,997
BB Seguridade Participacoes SA	99,000	431,424
Direct Line Insurance Group plc	42,420	173,527
Great-West Lifeco, Inc.(a)	5,670	177,037
Medibank Pvt Ltd.	66,600	144,992
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	930	290,918
PICC Property & Casualty Co. Ltd., Class H	180,000	167,129
Sampo OYJ, Class A	4,170	204,980
SCOR SE	4,650	157,005
Zurich Insurance Group AG	1,500	710,005

		3,190,465

Interactive Media & Services - 1.5%
Autohome, Inc., ADR	15,570	518,792
Tencent Holdings Ltd.	9,000	544,787

		1,063,579

Internet & Direct Marketing Retail - 0.6%
JD.com cash in lieu of shares*(c)	428	16,456
ZOZO, Inc.	15,000	394,445

		410,901

IT Services - 2.1%
Edenred	718	30,505
Itochu Techno-Solutions Corp.	12,000	323,888
Mindtree Ltd.	8,160	438,091
Tata Consultancy Services Ltd.	13,530	677,429

		1,469,913

Leisure Products - 0.7%
Shimano, Inc.	2,200	489,069

Life Sciences Tools & Services - 0.1%
Sartorius Stedim Biotech	180	78,109

Machinery - 2.1%
Atlas Copco AB, Class B	900	45,404
Harmonic Drive Systems, Inc.(a)	13,900	539,835
Knorr-Bremse AG	1,470	147,748
Kone OYJ, Class B	6,960	446,440
Rational AG	120	99,518
Sinotruk Hong Kong Ltd.	150,000	221,993

		1,500,938

Marine - 0.7%
SITC International Holdings Co. Ltd.	132,000	499,388

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Media - 0.5%
Publicis Groupe SA	3,424	229,147
Quebecor, Inc., Class B	6,210	146,778

		375,925

Metals & Mining - 6.8%
Cia Siderurgica Nacional SA	135,000	649,322
Evraz plc	66,600	446,144
Fortescue Metals Group Ltd.(a)	50,820	711,450
Fresnillo plc	30,240	253,491
Grupo Mexico SAB de CV, Series B	60,000	257,417
Kumba Iron Ore Ltd.	19,980	698,318
Magnitogorsk Iron & Steel Works PJSC	172,884	135,976
Novolipetsk Steel PJSC	47,108	129,475
Rio Tinto Ltd.	90	7,074
Rio Tinto plc	14,340	997,555
Severstal PAO	6,900	133,780
Tata Steel Ltd.	23,400	340,405

		4,760,407

Multiline Retail - 1.9%
B&M European Value Retail SA	63,510	482,449
Canadian Tire Corp. Ltd., Class A(a)	900	129,877
Dollarama, Inc.	3,720	191,850
Wesfarmers Ltd.	14,940	554,824

		1,359,000

Oil, Gas & Consumable Fuels - 5.4%
BP plc	131,880	677,314
China Petroleum & Chemical Corp., Class H	300,000	156,972
Enbridge, Inc.	26,340	1,112,999
LUKOIL PJSC	240	21,172
Neste OYJ	9,180	409,264
Polskie Gornictwo Naftowe i Gazownictwo SA	222,570	289,004
Shell plc	20,070	508,003
Surgutneftegas PJSC (Preference)	276,000	133,031
TotalEnergies SE	7,800	439,114

		3,746,873

Personal Products - 2.1%
Hengan International Group Co. Ltd.(a)	90,000	439,753
L’Oreal SA	2,250	950,510
Unilever plc	1,110	56,405

		1,446,668

Pharmaceuticals - 8.3%
AstraZeneca plc	1,140	131,795
Chugai Pharmaceutical Co. Ltd.	12,600	405,803
Daiichi Sankyo Co. Ltd.	19,200	427,407
GlaxoSmithKline plc	42,090	927,803
Novartis AG (Registered)	7,440	640,317
Novo Nordisk A/S, Class B	1,230	121,586
Orion OYJ, Class B	10,530	425,539
Roche Holding AG	6,960	2,667,981

Investments	Shares	Value ($)
Sanofi	630	65,503

		5,813,734

Professional Services - 0.0%(d)
RELX plc	510	15,532

Real Estate Management & Development - 1.9%
Agile Group Holdings Ltd.(a)	750,000	396,279
Daito Trust Construction Co. Ltd.	4,700	534,346
Guangzhou R&F Properties Co. Ltd., Class H(a)	276,000	122,469
KWG Group Holdings Ltd.	105,000	57,095
Land & Houses PCL, NVDR	630,000	185,433

		1,295,622

Road & Rail - 1.1%
Aurizon Holdings Ltd.	192,090	476,386
Canadian National Railway Co.	2,340	285,058

		761,444

Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding NV	660	439,625
Disco Corp.	1,800	485,832
Novatek Microelectronics Corp.	25,000	423,348
Powerchip Semiconductor Manufacturing Corp.	60,000	140,649
Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	1,280,506

		2,769,960

Software - 0.1%
SAP SE	330	40,840

Specialty Retail - 1.2%
Home Product Center PCL, NVDR	360,000	152,455
Industria de Diseno Textil SA	17,490	524,272
USS Co. Ltd.	11,100	179,758

		856,485

Technology Hardware, Storage & Peripherals - 4.2%
Asustek Computer, Inc.	15,000	193,877
Compal Electronics, Inc.	180,000	163,083
FUJIFILM Holdings Corp.	7,700	509,881
Inventec Corp.	168,000	152,211
Lite-On Technology Corp.	240,000	547,926
Logitech International SA (Registered)	4,200	346,267
Pegatron Corp.	60,000	149,493
Quanta Computer, Inc.	54,000	180,362
Samsung Electronics Co. Ltd.	8,520	518,056
Wistron Corp.	150,000	169,070

		2,930,226

Textiles, Apparel & Luxury Goods - 1.6%
Li Ning Co. Ltd.	48,000	463,838
LVMH Moet Hennessy Louis Vuitton SE	270	218,709
Page Industries Ltd.	780	443,463

		1,126,010

Tobacco - 3.2%
British American Tobacco plc	14,010	594,628
Imperial Brands plc	27,660	649,982

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
ITC Ltd.	92,250	272,216
Japan Tobacco, Inc.	30,000	597,266
Swedish Match AB	16,410	126,265

		2,240,357

Trading Companies & Distributors - 1.1%
ITOCHU Corp.(a)	9,000	286,422
Mitsubishi Corp.	9,000	302,825
Sumitomo Corp.	13,500	207,494

		796,741

Transportation Infrastructure - 0.6%
Westports Holdings Bhd.	471,000	432,120

Wireless Telecommunication Services - 1.2%
KDDI Corp.	12,000	379,605
SoftBank Corp.	14,400	179,211
Vodafone Group plc	176,820	308,447

		867,263

TOTAL COMMON STOCKS (COST $62,930,000)		68,975,877

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.4%
REPURCHASE AGREEMENTS - 0.4%
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $290,328, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.00%, maturing 2/15/2026 - 5/15/2040; total market value $294,522 (Cost $290,327)	290,327	290,327

Total Investments - 99.0% (Cost $63,220,327)		69,266,204
Other assets less liabilities - 1.0%		700,131

Net Assets - 100.0%		69,966,335

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $4,246,662, collateralized in the form of cash with a value of $290,327 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,043,252 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 17, 2022 – May 15, 2051 and $3,227,198 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 25, 2022 – November 2, 2086; a total value of $4,560,777.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $20,850, which represents approximately 0.03% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $290,327.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini Index	6	03/18/2022	USD	$670,590	$(12,067)
MSCI Emerging Markets E-Mini Index	6	03/18/2022	USD	367,440	2,743

					$(9,324)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of January 31, 2022:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
NOK	59,477	Goldman Sachs & Co.	USD		6,619	03/16/2022	$47
USD	39,730	Goldman Sachs & Co.	AUD		55,364	03/16/2022	716
USD	228,054	JPMorgan Chase Bank	CHF		210,000	03/16/2022	2,246
USD	362,162	JPMorgan Chase Bank	EUR		320,000	03/16/2022	3,117
USD	70,591	Toronto-Dominion Bank (The)	JPY		8,000,000	03/16/2022	1,135

Total unrealized appreciation							$7,261

CHF	87,000	Bank of Montreal	USD		94,476	03/16/2022	$(927)
USD	17,627	Citibank NA	BRL	*	100,000	03/16/2022	(1,008)
USD	92,626	JPMorgan Chase Bank	GBP		70,000	03/16/2022	(1,266)
USD	46,317	Toronto-Dominion Bank (The)	ZAR		750,000	03/16/2022	(1,884)

Total unrealized depreciation							$(5,085)

Net unrealized appreciation							$2,176

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2022:

Australia	3.8%
Belgium	0.4
Brazil	1.9
Canada	5.2
Chile	1.5
China	7.9
Denmark	0.8
Finland	2.1
France	4.2
Germany	3.3
Greece	0.2
Hong Kong	2.0
India	6.1
Italy	1.1
Japan	11.9
Malaysia	2.2
Mexico	0.5
Netherlands	0.8
New Zealand	0.7
Norway	1.6
Philippines	1.1
Poland	0.4
Portugal	0.2
Qatar	0.1
Russia	1.8
Singapore	1.1
South Africa	1.0
South Korea	1.5
Spain	3.8
Sweden	1.9
Switzerland	9.4
Taiwan	4.9
Thailand	0.5
Turkey	0.8
United Kingdom	11.9
Other[1]	1.4

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.6%
Securities Lending Reinvestments	0.4
Others(1)	1.0

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%

Auto Components - 1.3%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	112,000	601,830
Koito Manufacturing Co. Ltd.	2,800	138,755
Magna International, Inc.	2,828	227,721
Nexteer Automotive Group Ltd.	112,000	122,377

		1,090,683

Automobiles - 2.6%
Daimler AG	13,160	1,031,632
Ford Otomotiv Sanayi A/S	30,268	559,537
Geely Automobile Holdings Ltd.	56,000	119,504
Isuzu Motors Ltd.	16,800	203,248
Porsche Automobil Holding SE (Preference)	2,184	201,737

		2,115,658

Banks - 9.4%
Agricultural Bank of China Ltd., Class H	448,000	170,064
Australia & New Zealand Banking Group Ltd.	22,232	415,554
Banco Bilbao Vizcaya Argentaria SA	60,592	382,682
BNP Paribas SA	8,596	607,075
China Construction Bank Corp., Class H	784,000	599,245
China Merchants Bank Co. Ltd., Class H	31,000	258,017
Credit Agricole SA	35,588	529,794
DBS Group Holdings Ltd.	14,363	373,907
DNB Bank ASA	9,828	232,251
Hana Financial Group, Inc.	18,088	675,205
Hang Seng Bank Ltd.	11,200	221,054
ING Groep NV	29,960	438,689
National Bank of Canada	3,164	253,011
Nordea Bank Abp	60,424	711,693
Royal Bank of Canada(b)	11,032	1,257,169
Sberbank of Russia PJSC (Preference)	31,920	104,005
Skandinaviska Enskilda Banken AB, Class A	46,032	588,832

		7,818,247

Beverages - 1.1%
Anheuser-Busch InBev SA/NV	5,768	360,281
Thai Beverage PCL	1,106,000	535,762

		896,043

Building Products - 0.3%
Cie de Saint-Gobain	3,976	265,866

Capital Markets - 4.7%
3i Group plc	35,616	654,644
Abrdn plc	179,732	580,900
CSC Financial Co. Ltd., Class H(a)	504,000	566,209

Investments	Shares	Value ($)
Macquarie Group Ltd.	2,716	351,367
Magellan Financial Group Ltd.(b)	25,340	332,250
Meritz Securities Co. Ltd.	143,304	725,138
SBI Holdings, Inc.	25,900	661,296

		3,871,804

Chemicals - 2.6%
BASF SE	7,028	531,949
Nippon Sanso Holdings Corp.	8,400	164,902
Nissan Chemical Corp.	9,200	493,435
Shin-Etsu Chemical Co. Ltd.	2,800	462,677
Wacker Chemie AG	3,416	490,729

		2,143,692

Construction & Engineering - 1.1%
ACS Actividades de Construccion y Servicios SA(b)	6,998	174,860
ACS Actividades de Construccion y Servicios SA*(c)	134	3,348
Bouygues SA	4,536	158,597
HOCHTIEF AG	7,840	602,725

		939,530

Construction Materials - 0.4%
China Resources Cement Holdings Ltd.	336,000	288,706
CRH plc	1,344	66,909

		355,615

Diversified Financial Services - 1.7%
Banca Mediolanum SpA	17,052	163,703
M&G plc	242,508	701,478
REC Ltd.	310,380	576,692

		1,441,873

Diversified Telecommunication Services - 1.0%
Telefonica SA(b)	146,454	677,796
Telenor ASA	10,612	174,545

		852,341

Electric Utilities - 1.6%
Endesa SA	8,708	193,720
Enel SpA	32,592	247,748
Fortum OYJ	7,336	197,779
SSE plc	30,856	655,123

		1,294,370

Electrical Equipment - 1.4%
Mitsubishi Electric Corp.	44,800	556,574
WEG SA	103,600	627,453

		1,184,027

Electronic Equipment, Instruments & Components - 0.2%
Omron Corp.	2,800	201,814

Energy Equipment & Services - 0.8%
Tenaris SA	54,096	652,807

Entertainment - 0.6%
NetEase, Inc., ADR	1,036	107,081
Nintendo Co. Ltd.	800	389,915

		496,996

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 1.1%
Growthpoint Properties Ltd.	174,776	164,834
RioCan REIT(b)	9,716	169,064
Stockland	206,080	586,582

		920,480

Food & Staples Retailing - 0.1%
Cencosud SA	25,452	47,006

Food Products - 1.4%
Nestle SA (Registered)	4,200	537,174
Want Want China Holdings Ltd.	672,000	657,561

		1,194,735

Gas Utilities - 1.5%
AltaGas Ltd.(b)	9,324	191,421
Kunlun Energy Co. Ltd.	224,000	230,965
Naturgy Energy Group SA(b)	25,144	792,884

		1,215,270

Health Care Equipment & Supplies - 1.8%
Hartalega Holdings Bhd.	238,000	334,354
Hoya Corp.	4,600	589,048
Straumann Holding AG (Registered)	112	182,306
Top Glove Corp. Bhd.	716,800	364,779

		1,470,487

Health Care Providers & Services - 0.4%
Hapvida Participacoes e Investimentos SA(a)	86,800	206,947
Notre Dame Intermedica Participacoes SA	11,200	150,177

		357,124

Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd.	6,720	191,040
OPAP SA	11,928	176,234

		367,274

Household Durables - 1.9%
Barratt Developments plc	72,940	598,511
Electrolux AB, Class B(b)	6,972	142,964
Haier Smart Home Co. Ltd., Class H	56,000	222,993
Persimmon plc	17,948	576,474

		1,540,942

Independent Power and Renewable Electricity Producers - 1.0%
Colbun SA	10,427,620	864,398

Industrial Conglomerates - 1.3%
Siemens AG (Registered)	5,880	922,016
SK, Inc.	840	152,252

		1,074,268

Insurance - 4.4%
Allianz SE (Registered)	6,300	1,605,614
Aviva plc	41,496	241,732
AXA SA	14,364	450,133
BB Seguridade Participacoes SA	30,800	134,221
Manulife Financial Corp.	14,980	311,779
SCOR SE	5,712	192,863
Zurich Insurance Group AG	1,456	689,178

		3,625,520

Investments	Shares	Value ($)
Interactive Media & Services - 0.6%
Tencent Holdings Ltd.	8,400	508,467

Internet & Direct Marketing Retail - 0.6%
JD.com cash in lieu of shares*(c)	385	14,803
ZOZO, Inc.	17,100	449,668

		464,471

IT Services - 0.6%
Capgemini SE	1,288	285,088
Infosys Ltd.	7,560	175,894

		460,982

Machinery - 3.0%
Atlas Copco AB, Class B	1,372	69,217
FANUC Corp.	3,600	701,723
Komatsu Ltd.	8,400	204,560
MINEBEA MITSUMI, Inc.	5,600	135,061
SKF AB, Class B	7,476	162,429
Volvo AB, Class B	11,368	253,628
Wartsila OYJ Abp	39,872	485,404
Weichai Power Co. Ltd., Class H	7,000	12,604
Yaskawa Electric Corp.(b)	11,200	462,191

		2,486,817

Marine - 2.0%
Nippon Yusen KK	9,900	764,678
Orient Overseas International Ltd.	37,000	911,055

		1,675,733

Media - 0.9%
Cheil Worldwide, Inc.	3,724	67,807
Publicis Groupe SA	10,108	676,465

		744,272

Metals & Mining - 7.0%
Anglo American Platinum Ltd.	1,568	188,044
BHP Group Ltd.(b)	8,120	265,166
BHP Group plc(c)	11,172	357,111
Evraz plc	71,764	480,737
Fortescue Metals Group Ltd.(b)	60,760	850,604
Gerdau SA (Preference)	30,800	161,483
Impala Platinum Holdings Ltd.	47,544	719,552
Kumba Iron Ore Ltd.	23,688	827,916
MMC Norilsk Nickel PJSC	2,128	596,475
Rio Tinto plc	9,044	629,142
Severstal PAO	7,952	154,176
Vedanta Ltd.	136,892	590,238

		5,820,644

Multiline Retail - 0.1%
Lojas Renner SA	19,600	103,795

Multi-Utilities - 0.9%
Engie SA	47,068	715,153

Oil, Gas & Consumable Fuels - 7.0%
Adaro Energy Tbk. PT	5,510,400	858,246
BP plc	147,140	755,687
Canadian Natural Resources Ltd.	19,068	969,442
Enbridge, Inc.	5,404	228,346
Keyera Corp.(b)	7,644	179,771
Lundin Energy AB	17,444	701,565

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Pembina Pipeline Corp.	20,692	656,651
Petroleo Brasileiro SA (Preference)	58,800	358,226
TotalEnergies SE	19,208	1,081,346

		5,789,280

Personal Products - 2.0%
L’Oreal SA	3,864	1,632,342

Pharmaceuticals - 4.9%
Astellas Pharma, Inc.	16,800	269,806
China Medical System Holdings Ltd.	224,000	372,876
GlaxoSmithKline plc	40,628	895,576
Novartis AG (Registered)	10,360	891,624
Orion OYJ, Class B	9,968	402,827
Roche Holding AG	2,016	772,795
Roche Holding AG - BR	700	285,699
Takeda Pharmaceutical Co. Ltd.	5,600	161,743

		4,052,946

Professional Services - 1.7%
Adecco Group AG (Registered)	3,164	148,914
Nihon M&A Center Holdings, Inc.	16,800	260,547
Recruit Holdings Co. Ltd.	20,600	1,000,278

		1,409,739

Real Estate Management & Development - 2.5%
Agile Group Holdings Ltd.(b)	224,000	118,355
China Resources Land Ltd.	56,000	269,675
CK Asset Holdings Ltd.	84,000	558,560
Country Garden Holdings Co. Ltd.(b)	408,001	334,352
Daiwa House Industry Co. Ltd.	2,800	81,041
Guangzhou R&F Properties Co. Ltd., Class H(b)	168,000	74,547
KWG Group Holdings Ltd.	126,000	68,514
Land & Houses PCL, NVDR	719,600	211,806
Logan Group Co. Ltd.	84,000	52,247
Sunac Services Holdings Ltd.(a)	252,000	284,720

		2,053,817

Road & Rail - 0.7%
Aurizon Holdings Ltd.	222,460	551,704

Semiconductors & Semiconductor Equipment - 7.1%
Advantest Corp.	5,700	473,413
ASML Holding NV	2,408	1,603,965
Globalwafers Co. Ltd.	7,000	194,039
MediaTek, Inc.	12,000	463,795
Nanya Technology Corp.	69,000	178,615
Novatek Microelectronics Corp.	35,000	592,687
Phison Electronics Corp.	22,000	354,749
Silergy Corp.	3,000	391,530
Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	1,097,577
Tokyo Electron Ltd.	1,100	522,482

		5,872,852

Software - 0.9%
Nemetschek SE	2,240	203,746
SAP SE	4,256	526,716

		730,462

Investments	Shares	Value ($)
Specialty Retail - 2.2%
Fast Retailing Co. Ltd.	300	174,415
Hotai Motor Co. Ltd.	8,000	173,150
Industria de Diseno Textil SA	20,944	627,808
USS Co. Ltd.	11,200	181,377
Vibra Energia SA	159,600	688,294

		1,845,044

Technology Hardware, Storage & Peripherals - 1.8%
Quanta Computer, Inc.	200,000	668,009
Samsung Electronics Co. Ltd.	7,541	458,528
Samsung Electronics Co. Ltd. (Preference)	6,720	369,586

		1,496,123

Textiles, Apparel & Luxury Goods - 1.1%
Burberry Group plc	7,700	192,926
Eclat Textile Co. Ltd.	27,000	592,148
LVMH Moet Hennessy Louis Vuitton SE	84	68,043
Moncler SpA	1,372	86,651

		939,768

Tobacco - 1.6%
Imperial Brands plc	31,164	732,323
Japan Tobacco, Inc.	30,800	613,193

		1,345,516

Trading Companies & Distributors - 1.6%
Ashtead Group plc	8,848	622,748
Ferguson plc	4,620	719,017

		1,341,765

Transportation Infrastructure - 0.2%
CCR SA	61,600	150,810

Wireless Telecommunication Services - 1.4%
SoftBank Group Corp.	8,400	365,306
Total Access Communication PCL, NVDR	534,800	742,889
Vodafone Group plc	50,232	87,626

		1,195,821

TOTAL COMMON STOCKS (COST $77,797,065)		81,687,193

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.8%
REPURCHASE AGREEMENTS - 0.8%
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $563,177, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.00%, maturing 2/15/2026 - 5/15/2040; total market value $571,313	563,176	563,176

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Deutsche Bank AG, London Branch, 0.15%, dated 1/31/2022, due 2/1/2022, repurchase price $100,000, collateralized by various U.S. Treasury Securities, ranging from 2.00% - 2.25%, maturing 11/15/2041 - 8/15/2051; Foreign Government Fixed Income Securities, ranging from 0.41% - 2.63%, maturing 5/20/2022 - 11/3/2031; total market value $101,628	100,000	100,000

		663,176

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $663,176)		663,176

Total Investments - 99.3% (Cost $78,460,241)		82,350,369
Other assets less liabilities - 0.7%		550,040

Net Assets - 100.0%		82,900,409

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $4,554,786, collateralized in the form of cash with a value of $663,176 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,545,881 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from February 28, 2022 – May 15, 2051 and $1,619,930 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 25, 2022 – September 20, 2117; a total value of $4,828,987.

(c)

Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $375,262, which represents approximately 0.45% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $663,176.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini Index	7	03/18/2022	USD	$782,355	$(15,130)
MSCI Emerging Markets E-Mini Index	4	03/18/2022	USD	244,960	1,184

					$(13,946)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of January 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	38,000	Toronto-Dominion Bank (The)	USD	29,646	03/16/2022	$231
DKK	90,000	Toronto-Dominion Bank (The)	USD	13,513	03/16/2022	60
GBP	13,000	Bank of New York	USD	17,307	03/16/2022	130
GBP	64,000	JPMorgan Chase Bank	USD	84,932	03/16/2022	912
USD	29,017	BNP Paribas SA	AUD	40,000	03/16/2022	829
USD	78,171	Goldman Sachs & Co.	AUD	108,932	03/16/2022	1,409
USD	118,666	JPMorgan Chase Bank	CHF	109,272	03/16/2022	1,168
USD	33,886	Goldman Sachs & Co.	DKK	223,000	03/16/2022	257
USD	153,232	Bank of Montreal	EUR	135,000	03/16/2022	1,760
USD	140,660	JPMorgan Chase Bank	EUR	124,284	03/16/2022	1,211
USD	11,327	BNP Paribas SA	HKD	88,298	03/16/2022	3
USD	37,227	JPMorgan Chase Bank	HKD	290,000	03/16/2022	35
USD	54,779	JPMorgan Chase Bank	JPY	6,300,000	03/16/2022	82
USD	71,803	Toronto-Dominion Bank (The)	JPY	8,194,060	03/16/2022	661

Total unrealized appreciation						$8,748

AUD	113,000	Morgan Stanley	USD	80,821	03/16/2022	$(1,192)
CAD	36,542	Toronto-Dominion Bank (The)	USD	28,778	03/16/2022	(47)
CHF	23,000	Morgan Stanley	USD	25,081	03/16/2022	(349)
EUR	160,000	JPMorgan Chase Bank	USD	182,152	03/16/2022	(2,629)
EUR	23,000	Morgan Stanley	USD	26,413	03/16/2022	(607)
JPY	10,500,000	Morgan Stanley	USD	92,526	03/16/2022	(1,364)
USD	107,074	JPMorgan Chase Bank	GBP	80,918	03/16/2022	(1,463)
USD	12,687	Goldman Sachs & Co.	NOK	114,000	03/16/2022	(90)
USD	12,445	BNP Paribas SA	SGD	17,000	03/16/2022	(125)

Total unrealized depreciation						$(7,866)

Net unrealized appreciation						$882

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2022:

Australia	4.3%
Belgium	0.4
Brazil	3.1
Canada	5.4
Chile	1.1
China	8.4
Finland	1.3
France	8.0
Germany	7.4
Greece	0.2
Hong Kong	0.9
India	1.6
Indonesia	1.0
Italy	1.4
Japan	12.9
Malaysia	0.8
Netherlands	2.5
Norway	0.5
Russia	1.0
Singapore	1.1
South Africa	2.3
South Korea	3.0
Spain	3.4
Sweden	3.2
Switzerland	4.2
Taiwan	5.7
Thailand	1.2
Turkey	0.7
United Kingdom	11.5
Other[1]	1.5

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.5%
Securities Lending Reinvestments	0.8
Others(1)	0.7

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

January 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	161,289,228	181,373,824
2.00%, 1/15/2026	29,815,916	33,898,398
2.38%, 1/15/2027	24,213,447	28,684,351
U.S. Treasury Inflation Linked Notes
0.63%, 4/15/2023	55,541,069	57,688,353
0.38%, 7/15/2023	51,773,117	54,079,846
0.63%, 1/15/2024	51,697,757	54,472,068
0.50%, 4/15/2024	37,472,244	39,530,987
0.13%, 7/15/2024	50,690,363	53,453,943
0.13%, 10/15/2024	148,923,500	157,165,805
0.25%, 1/15/2025	187,939,546	198,970,330
0.13%, 4/15/2025	149,439,985	157,812,167
0.38%, 7/15/2025	187,655,439	200,908,533
0.13%, 10/15/2025	38,759,591	41,127,723
0.63%, 1/15/2026	52,511,696	56,720,617
0.13%, 4/15/2026(a)	44,595,729	47,303,621
0.13%, 7/15/2026(a)	45,115,001	48,119,221
0.13%, 10/15/2026(a)	42,276,221	45,114,822
0.38%, 1/15/2027(a)	46,811,487	50,540,246

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,480,476,544)		1,506,964,855

SECURITIES LENDING REINVESTMENTS(b) - 2.8%

REPURCHASE AGREEMENTS - 2.8%
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $13,291,253, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.00%, maturing 2/15/2026 - 5/15/2040; total market value $13,483,272	13,291,235	13,291,235
Deutsche Bank AG, London Branch, 0.15%, dated 1/31/2022, due 2/1/2022, repurchase price $3,200,013, collateralized by various U.S. Treasury Securities, ranging from 2.00% - 2.25%, maturing 11/15/2041 - 8/15/2051; Foreign Government Fixed Income Securities, ranging from 0.41% - 2.63%, maturing 5/20/2022 - 11/3/2031; total market value $3,252,093	3,200,000	3,200,000

Investments	Principal Amount ($)	Value ($)
Societe Generale, New York Branch, 0.05%, dated 1/31/2022, due 2/7/2022, repurchase price $25,000,243, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 2/1/2022 - 8/15/2046; total market value $25,283,153	25,000,000	25,000,000

		41,491,235

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $41,491,235)		41,491,235

Total Investments—102.7% (Cost $1,521,967,779)		1,548,456,090
Liabilities in excess of other assets - (2.7%)		(41,136,662)

Net Assets - 100.0%		1,507,319,428

(a)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $44,000,524, collateralized in the form of cash with a value of $41,491,235 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,279,251 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 1, 2022 – November 15, 2051; a total value of $44,770,486.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $41,491,235.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (cont.)

Security Type	% of Net Assets
U.S. Treasury Obligations	99.9%
Securities Lending Reinvestments	2.8
Others(1)	(2.7)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

January 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%

U.S. Treasury Inflation Linked Bonds
2.00%, 1/15/2026	18,373,248	20,888,966
2.38%, 1/15/2027	14,933,555	17,690,969
1.75%, 1/15/2028	31,510,075	36,929,817
3.63%, 4/15/2028	43,823,213	56,907,755
2.50%, 1/15/2029	12,038,392	15,024,718
3.88%, 4/15/2029	21,675,415	29,437,379
3.38%, 4/15/2032	5,095,439	7,359,117
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2025	24,684,816	26,067,752
0.38%, 7/15/2025	31,324,743	33,537,041
0.13%, 10/15/2025	23,852,633	25,309,980
0.63%, 1/15/2026	32,343,864	34,936,291
0.13%, 4/15/2026(a)	27,471,571	29,139,669
0.13%, 7/15/2026(a)	27,758,707	29,607,167
0.13%, 10/15/2026	27,240,562	29,069,606
0.38%, 1/15/2027	67,223,841	72,578,541
0.38%, 7/15/2027	63,699,311	69,227,283
0.50%, 1/15/2028	38,245,398	41,811,531
0.75%, 7/15/2028	26,468,660	29,592,359
0.88%, 1/15/2029(a)	26,005,691	29,382,390
0.25%, 7/15/2029	28,168,191	30,769,461
0.13%, 1/15/2030	28,886,676	31,222,062
0.13%, 7/15/2030	30,284,859	32,923,960
0.13%, 1/15/2031(a)	30,104,647	32,692,783

TOTAL U.S. TREASURY OBLIGATIONS (Cost $742,411,334)		762,106,597

SECURITIES LENDING REINVESTMENTS(b) - 3.9%

REPURCHASE AGREEMENTS - 3.9%
Citigroup Global Markets, Inc., 0.05%, dated 1/31/2022, due 2/1/2022, repurchase price $4,198,621, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.00%, maturing 2/15/2026 - 5/15/2040; total market value $4,259,278	4,198,615	4,198,615

Investments	Principal Amount ($)	Value ($)
Deutsche Bank AG, London Branch, 0.15%, dated 1/31/2022, due 2/1/2022, repurchase price $900,004, collateralized by various U.S. Treasury Securities, ranging from 2.00% - 2.25%, maturing 11/15/2041 - 8/15/2051; Foreign Government Fixed Income Securities, ranging from 0.41% - 2.63%, maturing 5/20/2022 - 11/3/2031; total market value $914,651	900,000	900,000
Societe Generale, New York Branch, 0.05%, dated 1/31/2022, due 2/7/2022, repurchase price $25,000,243, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 2/1/2022 - 8/15/2046; total market value $25,283,153	25,000,000	25,000,000

		30,098,615

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $30,098,615)		30,098,615

Total Investments - 103.8% (Cost $772,509,949)		792,205,212
Liabilities in excess of other assets - (3.8%)		(29,087,511)

Net Assets - 100.0%		763,117,701

(a)

The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $68,294,906, collateralized in the form of cash with a value of $30,098,615 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,311,078 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 0.00%, and maturity dates ranging from February 1, 2022 – November 15, 2022 and $38,822,646 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from February 2, 2022 – June 30, 2120; a total value of $71,232,339.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2022. The total value of securities purchased was $30,098,615.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (cont.)

Security Type	% of Net Assets
U.S. Treasury Obligations	99.9%
Securities Lending Reinvestments	3.9
Others(1)	(3.8)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 99.7%

FHLMC
2.00%, 8/1/2031	161,400	163,013
2.00%, 10/1/2031	34,531	34,876
3.00%, 4/1/2033	139,260	145,454
3.00%, 6/1/2033	112,377	117,376
3.00%, 7/1/2033	1,505,127	1,573,419
5.00%, 5/1/2034	55,152	61,833
5.00%, 7/1/2034	294,222	330,832
3.00%, 5/1/2035	19,163	19,959
5.00%, 7/1/2035	287,128	322,711
5.00%, 8/1/2035	112,639	126,579
5.00%, 10/1/2035	17,955	20,131
3.00%, 11/1/2035	22,594	23,588
5.00%, 11/1/2035	176,055	198,012
5.00%, 12/1/2035	112,779	127,055
6.00%, 1/1/2037	73,780	85,036
6.00%, 4/1/2037	36,629	42,201
6.00%, 5/1/2037	63,086	72,676
5.00%, 2/1/2038	55,508	62,362
5.00%, 7/1/2038	164,032	184,402
5.00%, 10/1/2038	49,929	56,095
5.00%, 11/1/2038	191,527	214,416
5.00%, 12/1/2038	345,108	386,899
5.00%, 2/1/2039	135,711	152,452
5.00%, 5/1/2039	68,212	76,491
5.00%, 6/1/2039	30,068	33,801
5.00%, 7/1/2039	50,570	56,708
5.00%, 9/1/2039	69,188	77,709
6.00%, 11/1/2039	40,018	46,067
5.00%, 12/1/2039	232,948	262,047
5.00%, 1/1/2040	17,542	19,674
5.00%, 3/1/2040	47,186	52,901
5.00%, 4/1/2040	21,564	24,251
6.00%, 4/1/2040	46,728	53,695
5.00%, 5/1/2040	19,332	21,678
6.00%, 5/1/2040	109,458	125,928
5.00%, 7/1/2040	105,971	118,855
6.00%, 7/1/2040	173,383	199,590
5.00%, 9/1/2040	91,963	103,434
4.00%, 1/1/2041	13,974	15,166
5.00%, 5/1/2041	150,717	167,622
5.00%, 7/1/2041	224,368	252,037
3.50%, 11/1/2041	71,832	76,449
3.00%, 3/1/2042	12,583	13,126
4.50%, 3/1/2042	599,197	657,621
3.00%, 4/1/2042	89,820	93,692
3.00%, 6/1/2042	75,829	79,121
3.00%, 8/1/2042	42,350	44,189
3.00%, 11/1/2042	283,365	295,585
3.00%, 12/1/2042	90,825	94,753
3.00%, 1/1/2043	46,500	48,506

Investments	Principal Amount ($)	Value ($)
3.00%, 2/1/2043	25,153	26,221
3.00%, 3/1/2043	130,436	136,102
3.00%, 4/1/2043	30,429	31,732
3.00%, 6/1/2043	19,661	20,513
3.00%, 10/1/2043	60,140	62,695
4.00%, 8/1/2044	14,189	15,351
5.00%, 8/1/2044	40,645	45,651
4.00%, 1/1/2045	44,169	47,785
4.00%, 2/1/2045	94,662	103,075
4.00%, 8/1/2045	111,249	120,178
4.00%, 9/1/2045	18,564	20,016
4.00%, 10/1/2045	182,321	197,216
4.00%, 11/1/2045	37,092	39,971
4.00%, 12/1/2045	15,486	16,676
4.00%, 1/1/2046	47,710	51,449
2.50%, 9/1/2046	26,116	26,289
3.00%, 11/1/2046	30,362	31,367
3.00%, 12/1/2046	149,181	154,349
3.00%, 1/1/2047	955,536	989,140
FHLMC UMBS
2.00%, 8/1/2031	39,382	39,757
2.00%, 11/1/2031	63,423	64,028
2.50%, 12/1/2031	845,169	868,297
2.00%, 2/1/2032	70,393	71,065
5.00%, 8/1/2035	431,494	484,985
1.50%, 2/1/2036	1,412,010	1,391,865
2.00%, 3/1/2036	897,424	906,076
1.50%, 4/1/2036	923,495	910,319
6.00%, 4/1/2036	490,548	560,328
2.50%, 10/1/2036	795,204	809,285
5.00%, 3/1/2038	65,260	73,323
5.00%, 7/1/2039	79,467	89,068
5.00%, 10/1/2039	30,552	34,370
5.00%, 1/1/2040	30,866	34,810
5.00%, 3/1/2040	51,929	58,895
5.00%, 5/1/2040	70,349	78,781
2.00%, 7/1/2040	124,590	123,783
6.00%, 7/1/2040	794,934	915,182
2.50%, 8/1/2040	14,991	15,205
2.50%, 9/1/2040	34,148	34,650
1.50%, 10/1/2040	620,707	597,654
3.50%, 12/1/2040	49,486	52,643
2.00%, 1/1/2041	195,300	194,036
1.50%, 3/1/2041	808,815	778,757
2.00%, 3/1/2041	702,972	698,416
4.50%, 3/1/2041	93,161	101,692
1.50%, 4/1/2041	231,425	222,825
2.00%, 4/1/2041	183,669	182,706
4.50%, 4/1/2041	18,617	20,498
1.50%, 5/1/2041	705,768	679,539
2.50%, 6/1/2041	921,188	937,592
4.00%, 1/1/2042	69,932	76,029
5.00%, 2/1/2042	56,994	63,774
3.00%, 3/1/2042	127,097	132,407
3.50%, 11/1/2042	87,945	93,569

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.00%, 12/1/2042	561,749	585,716
3.50%, 1/1/2043	46,485	49,745
3.50%, 2/1/2043	32,429	34,350
2.50%, 6/1/2043	449,351	453,702
4.00%, 12/1/2043	14,205	15,392
4.50%, 3/1/2044	70,070	76,742
4.00%, 6/1/2044	5,193	5,616
4.50%, 7/1/2044	26,711	29,152
4.00%, 8/1/2044	15,332	16,580
4.00%, 12/1/2044	859,643	914,915
4.50%, 12/1/2044	15,900	17,350
5.00%, 12/1/2044	155,137	173,680
4.00%, 2/1/2045	18,932	20,605
4.50%, 9/1/2045	15,229	16,414
4.00%, 10/1/2045	50,464	54,369
4.00%, 12/1/2045	24,937	27,017
4.50%, 12/1/2045	775,123	845,935
3.00%, 1/1/2046	50,142	52,109
3.50%, 1/1/2046	916,478	968,590
4.00%, 1/1/2046	41,057	44,458
4.50%, 4/1/2046	40,850	44,908
2.50%, 10/1/2046	989,481	995,466
3.00%, 11/1/2046	519,231	539,360
2.50%, 12/1/2046	143,202	144,069
4.50%, 3/1/2047	635,305	688,661
4.50%, 8/1/2048	562,350	607,847
4.50%, 4/1/2050	1,148,689	1,230,728
2.50%, 11/1/2050	171,622	172,141
4.50%, 1/1/2051	1,303,219	1,400,662
3.00%, 3/1/2051	787,237	808,130
3.00%, 4/1/2051	531,613	544,026
FNMA UMBS
3.00%, 7/1/2030	1,150,209	1,199,854
3.50%, 10/1/2030	70,769	73,830
3.50%, 11/1/2030	12,534	13,076
2.00%, 9/1/2031	32,003	32,308
2.00%, 11/1/2031	75,827	76,551
2.00%, 2/1/2032	67,864	68,511
6.00%, 12/1/2032	13,339	15,211
6.00%, 4/1/2033	8,081	9,190
3.00%, 5/1/2033	126,560	131,725
3.00%, 6/1/2033	125,971	131,463
3.00%, 7/1/2033	15,996	16,696
3.00%, 8/1/2033	1,299,614	1,350,910
3.00%, 10/1/2033	27,914	29,134
6.00%, 3/1/2034	265,107	299,682
6.00%, 8/1/2034	42,654	48,954
6.50%, 9/1/2034	130,257	148,538
6.00%, 12/1/2034	201,474	230,190
6.00%, 4/1/2035	772,496	865,822
2.50%, 7/1/2035	869,700	891,127
5.00%, 8/1/2035	26,747	30,021
1.50%, 11/1/2035	955,487	942,041
6.00%, 11/1/2035	39,146	44,603
5.00%, 12/1/2035	60,660	68,110
2.00%, 1/1/2036	612,423	618,281
3.00%, 1/1/2036	802,143	837,044
5.00%, 2/1/2036	226,251	254,145

Investments	Principal Amount ($)	Value ($)
4.50%, 6/1/2036	589,181	646,236
6.00%, 6/1/2036	54,687	62,987
2.00%, 7/1/2036	1,132,956	1,141,744
2.50%, 7/1/2036	915,776	939,143
5.00%, 7/1/2036	26,204	29,411
6.50%, 8/1/2036	21,052	24,200
6.00%, 9/1/2036	843,202	961,487
2.50%, 11/1/2036	962,408	979,348
6.00%, 11/1/2036	54,925	63,266
3.00%, 1/1/2037	1,102,223	1,147,753
1.50%, 2/1/2037	1,400,000	1,380,026
6.00%, 6/1/2037	114,488	131,896
6.00%, 8/1/2037	182,392	208,308
6.00%, 9/1/2037	26,106	30,064
6.50%, 10/1/2037	44,293	49,693
5.00%, 3/1/2038	62,445	70,129
5.00%, 5/1/2038	50,116	56,282
6.00%, 5/1/2038	17,999	20,736
6.00%, 9/1/2038	32,085	36,965
5.00%, 6/1/2039	61,729	69,330
5.00%, 10/1/2039	60,443	67,940
2.50%, 12/1/2039	10,536	10,713
5.00%, 2/1/2040	49,085	56,122
5.00%, 3/1/2040	183,173	205,897
2.50%, 6/1/2040	7,115	7,212
5.00%, 6/1/2040	18,743	21,009
6.00%, 6/1/2040	130,204	149,824
2.00%, 11/1/2040	806,407	797,215
2.00%, 12/1/2040	435,325	429,563
2.00%, 1/1/2041	201,748	200,691
3.50%, 1/1/2041	44,301	47,127
1.50%, 2/1/2041	894,491	861,339
2.50%, 2/1/2041	330,381	336,263
3.50%, 2/1/2041	28,384	30,183
4.50%, 2/1/2041	148,759	162,857
1.50%, 4/1/2041	480,403	461,287
2.00%, 5/1/2041	932,772	927,886
4.50%, 5/1/2041	47,250	51,796
5.00%, 5/1/2041	38,049	42,739
6.00%, 5/1/2041	29,994	34,512
4.50%, 6/1/2041	624,593	679,508
6.00%, 6/1/2041	1,260,937	1,446,563
2.50%, 7/1/2041	939,895	956,633
5.00%, 7/1/2041	519,847	583,335
6.00%, 7/1/2041	2,387,169	2,748,504
4.50%, 8/1/2041	148,287	162,319
5.00%, 8/1/2041	77,348	87,178
4.00%, 9/1/2041	241,010	261,960
4.50%, 9/1/2041	93,103	101,880
3.50%, 10/1/2041	150,205	159,854
4.00%, 10/1/2041	64,155	69,757
5.00%, 10/1/2041	79,579	89,386
4.00%, 11/1/2041	93,645	101,518
4.00%, 12/1/2041	20,785	22,518
4.00%, 1/1/2042	189,844	205,908
4.50%, 1/1/2042	22,095	24,238
6.00%, 1/1/2042	87,389	100,959
3.00%, 3/1/2042	173,039	180,177

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.00%, 3/1/2042	99,879	109,065
3.00%, 4/1/2042	58,190	60,685
4.50%, 4/1/2042	111,943	122,771
3.50%, 5/1/2042	29,462	31,209
4.50%, 5/1/2042	83,733	91,852
3.50%, 6/1/2042	52,926	56,271
3.50%, 7/1/2042	150,399	160,007
4.00%, 7/1/2042	137,481	150,737
3.50%, 8/1/2042	48,271	51,371
3.00%, 9/1/2042	84,243	87,833
3.50%, 9/1/2042	17,477	18,593
4.00%, 9/1/2042	83,691	91,003
3.00%, 10/1/2042	170,484	177,428
3.50%, 10/1/2042	30,379	32,162
2.50%, 12/1/2042	278,196	280,632
3.00%, 12/1/2042	163,414	170,401
2.50%, 1/1/2043	8,372	8,428
3.00%, 1/1/2043	160,842	167,610
3.50%, 1/1/2043	45,530	48,448
4.00%, 1/1/2043	87,524	94,869
4.50%, 1/1/2043	227,418	249,233
2.50%, 2/1/2043	865,295	873,175
3.00%, 2/1/2043	217,586	226,845
3.50%, 2/1/2043	84,325	89,872
3.50%, 3/1/2043	104,744	111,465
2.50%, 5/1/2043	14,512	14,533
2.50%, 6/1/2043	7,349	7,402
4.00%, 8/1/2043	49,636	53,606
4.00%, 9/1/2043	115,348	125,030
4.50%, 9/1/2043	31,792	34,828
4.00%, 10/1/2043	141,349	152,975
4.00%, 11/1/2043	304,997	331,460
4.50%, 11/1/2043	106,932	117,916
4.50%, 12/1/2043	77,732	85,032
4.00%, 1/1/2044	112,536	122,054
4.50%, 2/1/2044	22,820	24,972
3.00%, 3/1/2044	953,177	992,627
4.50%, 3/1/2044	122,937	137,858
5.00%, 3/1/2044	23,686	26,667
4.00%, 4/1/2044	1,136,537	1,229,632
4.50%, 4/1/2044	236,129	258,919
5.00%, 6/1/2044	37,738	42,017
3.00%, 10/1/2044	804,653	841,642
4.00%, 10/1/2044	44,676	48,467
4.50%, 10/1/2044	11,262	12,266
4.50%, 12/1/2044	42,540	46,572
4.00%, 2/1/2045	32,319	35,038
4.50%, 2/1/2045	147,062	160,954
4.00%, 4/1/2045	29,715	32,225
4.00%, 8/1/2045	14,590	15,738
4.00%, 11/1/2045	65,048	69,935
4.50%, 11/1/2045	90,885	99,768
4.00%, 12/1/2045	368,953	399,577
4.00%, 2/1/2046	11,009	11,877
4.50%, 3/1/2046	155,201	169,382
4.00%, 4/1/2046	14,429	15,637
2.50%, 6/1/2046	83,932	84,745
4.50%, 6/1/2046	107,574	117,348

Investments	Principal Amount ($)	Value ($)
4.50%, 7/1/2046	22,972	24,833
4.50%, 8/1/2046	20,750	22,665
2.50%, 9/1/2046	144,849	145,630
2.50%, 10/1/2046	70,481	70,904
4.50%, 10/1/2046	39,031	42,152
2.50%, 12/1/2046	24,074	24,142
4.50%, 1/1/2047	35,759	38,601
4.00%, 2/1/2047	37,673	40,647
4.50%, 2/1/2047	43,363	47,545
2.50%, 3/1/2047	147,930	148,813
4.50%, 3/1/2047	219,064	243,455
4.50%, 5/1/2047	741,945	797,228
4.50%, 7/1/2047	93,348	102,315
5.00%, 7/1/2047	303,104	339,332
3.50%, 2/1/2048	1,360,247	1,436,455
4.50%, 4/1/2048	913,281	1,002,521
4.00%, 7/1/2048	160,839	173,742
4.50%, 11/1/2048	852,496	909,919
6.00%, 2/1/2049	110,300	128,468
2.50%, 7/1/2049	1,564,119	1,573,428
4.50%, 10/1/2049	1,011,167	1,081,061
4.50%, 11/1/2049	1,229,975	1,326,108
3.00%, 9/1/2050	675,838	691,978
2.50%, 11/1/2050	179,813	179,995
FNMA/FHLMC UMBS, 30 Year, Single Family
TBA 1.50%, 2/25/2052	4,300,000	4,068,539
TBA 2.00%, 2/25/2052	3,600,000	3,510,281
TBA 2.50%, 2/25/2052	3,600,000	3,595,781
GNMA
6.00%, 3/15/2033	58,432	67,512
5.50%, 8/20/2033	35,924	41,029
5.50%, 11/20/2033	32,780	36,000
6.00%, 12/15/2033	109,209	126,212
5.50%, 3/20/2034	39,669	45,420
5.50%, 7/20/2034	25,141	28,788
5.50%, 9/20/2034	10,719	11,775
6.00%, 2/15/2035	23,918	27,498
5.50%, 3/20/2036	81,537	91,981
5.50%, 9/20/2038	47,542	54,549
5.50%, 2/20/2039	79,341	91,045
4.50%, 5/15/2039	2,471,875	2,760,541
5.00%, 11/15/2039	2,395,444	2,724,094
4.00%, 6/15/2040	379,674	413,007
4.00%, 8/15/2040	374,718	409,665
4.00%, 11/15/2040	273,528	300,415
5.50%, 12/20/2040	23,252	25,999
5.50%, 1/20/2041	22,089	25,341
5.50%, 5/20/2041	138,314	158,694
4.00%, 9/15/2041	1,149,092	1,242,083
4.50%, 11/15/2041	531,750	591,050
5.50%, 11/20/2041	250,778	287,741
5.50%, 12/20/2041	62,473	69,849
5.50%, 2/20/2042	16,833	19,332
3.50%, 6/15/2042	530,798	563,056
2.50%, 3/20/2043	48,820	49,746
2.50%, 5/20/2043	70,631	71,969
5.50%, 3/20/2044	73,894	84,775
4.50%, 10/20/2044	148,487	162,958

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.50%, 11/20/2044	41,937	42,616
5.00%, 6/20/2045	199,190	223,801
4.00%, 8/15/2045	2,378,353	2,607,082
4.50%, 12/20/2045	318,199	346,228
5.50%, 3/20/2046	705,738	809,729
5.00%, 5/20/2046	441,638	498,407
3.50%, 6/15/2046	2,810,143	2,981,016
2.50%, 10/20/2046	1,234,952	1,248,109
5.50%, 2/20/2047	279,745	320,979
5.50%, 7/20/2049	15,536	16,852
2.50%, 8/20/2050	1,893,464	1,909,277
2.00%, 10/20/2050	1,081,804	1,071,217
2.50%, 3/20/2051	1,199,180	1,209,194
3.00%, 4/20/2051	412,836	423,762
2.00%, 11/20/2051	1,192,395	1,180,598

TOTAL MORTGAGE-BACKED SECURITIES (Cost $121,388,671)		119,821,077

Total Investments - 99.7% (Cost $121,388,671)		119,821,077
Other assets less liabilities - 0.3%		388,118

Net Assets - 100.0%		120,209,195

Percentages shown are based on Net Assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

Security Type	% of Net Assets
Mortgage-Backed Securities	99.7%
Others(1)	0.3

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.3%

Aerospace & Defense - 1.4%
Boeing Co. (The)
5.15%, 5/1/2030	150,000	168,997
General Dynamics Corp.
3.50%, 5/15/2025	375,000	393,918
3.75%, 5/15/2028	600,000	646,029
Huntington Ingalls Industries, Inc.
3.84%, 5/1/2025	100,000	105,044
3.48%, 12/1/2027	200,000	207,847
2.04%, 8/16/2028(a)	200,000	190,503
L3Harris Technologies, Inc.
3.85%, 12/15/2026	500,000	531,755
4.40%, 6/15/2028	500,000	550,013
Lockheed Martin Corp.
3.55%, 1/15/2026	605,000	640,316
Northrop Grumman Corp.
2.93%, 1/15/2025	300,000	309,182
3.25%, 1/15/2028	500,000	519,880
Precision Castparts Corp.
3.25%, 6/15/2025	185,000	193,385

		4,456,869

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028	210,000	231,198
United Parcel Service, Inc.
3.40%, 3/15/2029	200,000	214,438

		445,636

Banks - 25.2%
Banco Santander SA
5.18%, 11/19/2025	600,000	653,164
1.72%, 9/14/2027(b)	600,000	575,508
Bancolombia SA
3.00%, 1/29/2025	250,000	246,143
Bank of America Corp.
4.20%, 8/26/2024	200,000	211,559
4.00%, 1/22/2025	945,000	995,856
Series L, 3.95%, 4/21/2025	500,000	526,556
0.98%, 9/25/2025(b)	750,000	731,195
4.45%, 3/3/2026	500,000	540,534
1.20%, 10/24/2026(b)	1,000,000	962,227
1.73%, 7/22/2027(b)	1,000,000	970,376
Series L, 4.18%, 11/25/2027	615,000	660,932
3.82%, 1/20/2028(b)	500,000	530,009
3.71%, 4/24/2028(b)	5,000	5,264

Investments	Principal Amount ($)	Value ($)
3.42%, 12/20/2028(b)	250,000	259,772
4.27%, 7/23/2029(b)	550,000	597,521
3.97%, 2/7/2030(b)	300,000	321,510
3.19%, 7/23/2030(b)	250,000	255,881
2.50%, 2/13/2031(b)	600,000	583,600
2.59%, 4/29/2031(b)	188,000	184,199
1.90%, 7/23/2031(b)	250,000	231,934
2.69%, 4/22/2032(b)	212,000	207,699
2.30%, 7/21/2032(b)	500,000	473,309
2.57%, 10/20/2032(b)	250,000	242,464
Bank of Montreal
4.34%, 10/5/2028(b)	300,000	312,111
3.80%, 12/15/2032(b)	500,000	525,243
3.09%, 1/10/2037(b)	250,000	246,480
Bank of Nova Scotia (The)
3.40%, 2/11/2024	250,000	259,161
4.50%, 12/16/2025	350,000	377,561
Series 2, 3.62%, 10/27/2081(b)	250,000	230,578
BankUnited, Inc.
5.13%, 6/11/2030	250,000	280,222
Barclays plc
4.38%, 9/11/2024	490,000	515,619
3.65%, 3/16/2025	200,000	208,164
5.20%, 5/12/2026	300,000	328,739
4.84%, 5/9/2028	300,000	323,156
2.67%, 3/10/2032(b)	50,000	47,730
Canadian Imperial Bank of Commerce
2.25%, 1/28/2025	300,000	302,824
Citigroup, Inc.
3.35%, 4/24/2025(b)	600,000	619,169
4.40%, 6/10/2025	825,000	879,757
5.50%, 9/13/2025	650,000	721,853
1.28%, 11/3/2025(b)	500,000	490,632
4.60%, 3/9/2026	380,000	411,605
3.11%, 4/8/2026(b)	500,000	513,466
3.40%, 5/1/2026	300,000	315,201
3.20%, 10/21/2026	350,000	362,909
1.46%, 6/9/2027(b)	750,000	719,533
4.45%, 9/29/2027	200,000	217,537
3.89%, 1/10/2028(b)	500,000	530,336
3.67%, 7/24/2028(b)	255,000	268,164
2.98%, 11/5/2030(b)	500,000	503,559
2.67%, 1/29/2031(b)	500,000	490,805
4.41%, 3/31/2031(b)	636,000	700,879
2.57%, 6/3/2031(b)	500,000	487,496
2.56%, 5/1/2032(b)	100,000	96,938
Citizens Bank NA
3.70%, 3/29/2023	300,000	307,397

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Citizens Financial Group, Inc.
3.25%, 4/30/2030	200,000	206,645
Comerica, Inc.
3.70%, 7/31/2023	250,000	258,038
Cooperatieve Rabobank UA
3.75%, 7/21/2026	250,000	262,064
Discover Bank
3.35%, 2/6/2023	300,000	306,163
4.20%, 8/8/2023	400,000	416,408
2.45%, 9/12/2024	500,000	505,296
4.65%, 9/13/2028	500,000	552,258
Fifth Third Bancorp
1.63%, 5/5/2023	150,000	150,616
4.30%, 1/16/2024	250,000	261,296
3.65%, 1/25/2024	500,000	518,501
2.55%, 5/5/2027	250,000	253,105
Fifth Third Bank NA
3.85%, 3/15/2026	400,000	424,017
First Horizon Corp.
3.55%, 5/26/2023	250,000	255,625
HSBC Holdings plc
3.80%, 3/11/2025(b)	750,000	776,373
4.25%, 8/18/2025	1,040,000	1,097,370
1.64%, 4/18/2026(b)	500,000	488,704
3.90%, 5/25/2026	1,000,000	1,058,712
4.29%, 9/12/2026(b)	650,000	689,760
1.59%, 5/24/2027(b)	250,000	239,747
4.04%, 3/13/2028(b)	700,000	740,083
4.58%, 6/19/2029(b)	670,000	730,898
4.95%, 3/31/2030	500,000	570,265
3.97%, 5/22/2030(b)	300,000	316,418
2.36%, 8/18/2031(b)	350,000	329,418
2.80%, 5/24/2032(b)	200,000	193,680
Huntington Bancshares, Inc.
4.00%, 5/15/2025	200,000	212,309
2.55%, 2/4/2030	250,000	247,457
ING Groep NV
3.55%, 4/9/2024	200,000	207,467
1.73%, 4/1/2027(b)	500,000	486,094
4.55%, 10/2/2028	350,000	388,550
4.05%, 4/9/2029	250,000	271,680
JPMorgan Chase & Co.
0.70%, 3/16/2024(b)	500,000	496,613
3.56%, 4/23/2024(b)	300,000	308,004
3.88%, 9/10/2024	1,127,000	1,185,984
0.65%, 9/16/2024(b)	285,000	281,125
4.02%, 12/5/2024(b)	40,000	41,649
0.82%, 6/1/2025(b)	500,000	488,169
3.90%, 7/15/2025	395,000	419,705
2.30%, 10/15/2025(b)	120,000	120,890
2.00%, 3/13/2026(b)	115,000	114,595

Investments	Principal Amount ($)	Value ($)
2.08%, 4/22/2026(b)	500,000	498,030
4.13%, 12/15/2026	369,000	398,020
3.96%, 1/29/2027(b)	750,000	796,795
1.58%, 4/22/2027(b)	250,000	241,951
8.00%, 4/29/2027	250,000	316,810
3.63%, 12/1/2027	250,000	263,243
3.78%, 2/1/2028(b)	925,000	981,347
4.01%, 4/23/2029(b)	130,000	139,509
4.20%, 7/23/2029(b)	450,000	487,460
4.45%, 12/5/2029(b)	500,000	550,331
3.70%, 5/6/2030(b)	250,000	264,581
2.74%, 10/15/2030(b)	200,000	198,833
4.49%, 3/24/2031(b)	200,000	223,610
2.96%, 5/13/2031(b)	500,000	497,216
1.95%, 2/4/2032(b)	450,000	417,341
2.96%, 1/25/2033(b)	100,000	100,739
KeyCorp
2.25%, 4/6/2027	500,000	498,384
4.10%, 4/30/2028	200,000	217,830
2.55%, 10/1/2029	200,000	199,850
Lloyds Banking Group plc
4.05%, 8/16/2023	300,000	311,461
1.63%, 5/11/2027(b)	500,000	482,083
Mitsubishi UFJ Financial Group, Inc.
3.76%, 7/26/2023	50,000	51,715
3.41%, 3/7/2024	50,000	51,794
2.19%, 2/25/2025	700,000	704,072
3.68%, 2/22/2027	350,000	372,026
3.29%, 7/25/2027	750,000	783,057
3.74%, 3/7/2029	200,000	212,940
2.05%, 7/17/2030	100,000	94,456
Mizuho Financial Group, Inc.
3.55%, 3/5/2023	450,000	461,052
2.55%, 9/13/2025(b)	250,000	253,230
2.23%, 5/25/2026(b)	750,000	749,714
3.17%, 9/11/2027	500,000	516,696
4.02%, 3/5/2028	390,000	421,088
4.25%, 9/11/2029(b)	500,000	544,151
3.15%, 7/16/2030(b)	200,000	204,670
2.59%, 5/25/2031(b)	250,000	244,828
2.56%, 9/13/2031	250,000	236,396
National Australia Bank Ltd.
3.63%, 6/20/2023	250,000	258,301
PNC Bank NA
3.50%, 6/8/2023	250,000	257,653
3.88%, 4/10/2025	250,000	264,149
3.25%, 1/22/2028	250,000	261,978
4.05%, 7/26/2028	250,000	272,873
2.70%, 10/22/2029	500,000	502,947
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/2024	550,000	576,491

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.15%, 5/19/2027	80,000	84,273
2.55%, 1/22/2030	300,000	299,712
Royal Bank of Canada
4.65%, 1/27/2026	550,000	601,952
Santander Holdings USA, Inc.
4.50%, 7/17/2025	240,000	256,112
4.40%, 7/13/2027	500,000	533,429
Santander UK Group Holdings plc
3.82%, 11/3/2028(b)	200,000	209,568
Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/2024	1,000,000	1,021,858
2.35%, 1/15/2025	250,000	253,078
1.47%, 7/8/2025	500,000	488,309
3.78%, 3/9/2026	50,000	53,144
2.63%, 7/14/2026	600,000	609,420
3.45%, 1/11/2027	250,000	262,537
3.36%, 7/12/2027	450,000	472,494
4.31%, 10/16/2028	500,000	550,541
3.04%, 7/16/2029	300,000	305,398
2.72%, 9/27/2029	250,000	248,806
2.75%, 1/15/2030	200,000	199,682
2.13%, 7/8/2030	300,000	284,718
2.14%, 9/23/2030	250,000	232,528
SVB Financial Group
3.13%, 6/5/2030	500,000	512,094
Toronto-Dominion Bank (The)
0.45%, 9/11/2023	500,000	493,597
3.25%, 3/11/2024	450,000	466,280
3.62%, 9/15/2031(b)	250,000	263,228
Truist Bank
3.63%, 9/16/2025	250,000	263,699
3.30%, 5/15/2026	200,000	208,888
Truist Financial Corp.
2.85%, 10/26/2024	150,000	154,781
4.00%, 5/1/2025	210,000	223,081
1.89%, 6/7/2029(b)	500,000	480,040
US Bancorp
3.38%, 2/5/2024	200,000	207,327
3.95%, 11/17/2025	200,000	214,567
Series V, 2.38%, 7/22/2026	500,000	509,277
3.00%, 7/30/2029	200,000	205,964
Wells Fargo & Co.
1.65%, 6/2/2024(b)	500,000	500,648
3.00%, 2/19/2025	500,000	514,056
3.55%, 9/29/2025	1,190,000	1,250,614
2.41%, 10/30/2025(b)	500,000	503,539
3.00%, 4/22/2026	500,000	513,887
4.10%, 6/3/2026	500,000	534,303
3.20%, 6/17/2027(b)	1,000,000	1,035,005
4.30%, 7/22/2027	1,000,000	1,088,301

Investments	Principal Amount ($)	Value ($)
3.58%, 5/22/2028(b)	1,110,000	1,166,117
2.39%, 6/2/2028(b)	1,500,000	1,488,295
2.88%, 10/30/2030(b)	450,000	453,273
2.57%, 2/11/2031(b)	200,000	196,905
4.48%, 4/4/2031(b)	200,000	224,422
Westpac Banking Corp.
1.15%, 6/3/2026	500,000	483,417
2.89%, 2/4/2030(b)	300,000	301,224
4.32%, 11/23/2031(b)	250,000	265,321
4.11%, 7/24/2034(b)	150,000	157,824
2.67%, 11/15/2035(b)	300,000	283,158

		78,946,179

Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029	250,000	283,449
Coca-Cola Co. (The)
1.00%, 3/15/2028	500,000	468,418
3.45%, 3/25/2030	200,000	214,910
2.25%, 1/5/2032	500,000	490,353
Constellation Brands, Inc.
3.60%, 2/15/2028	260,000	274,422
4.65%, 11/15/2028	600,000	668,193
Keurig Dr Pepper, Inc.
4.60%, 5/25/2028	200,000	221,387
PepsiCo, Inc.
7.00%, 3/1/2029	500,000	662,035

		3,283,167

Biotechnology - 1.1%
AbbVie, Inc.
2.95%, 11/21/2026	500,000	513,660
3.20%, 11/21/2029	210,000	216,557
Amgen, Inc.
2.60%, 8/19/2026	500,000	510,669
2.20%, 2/21/2027	300,000	299,238
2.45%, 2/21/2030	300,000	295,461
Gilead Sciences, Inc.
3.50%, 2/1/2025	500,000	522,244
3.65%, 3/1/2026	330,000	348,365
2.95%, 3/1/2027	800,000	825,729

		3,531,923

Building Products - 0.5%
Carlisle Cos., Inc.
3.75%, 12/1/2027	200,000	211,190
Carrier Global Corp.
2.72%, 2/15/2030	250,000	247,197
Fortune Brands Home & Security, Inc.
4.00%, 6/15/2025	150,000	158,765
Lennox International, Inc.
1.35%, 8/1/2025	450,000	438,990

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Masco Corp.
3.50%, 11/15/2027	500,000	527,251

		1,583,393

Capital Markets - 5.9%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	250,000	263,332
2.88%, 9/15/2026	200,000	206,591
Ares Capital Corp.
2.15%, 7/15/2026	500,000	482,376
2.88%, 6/15/2028	500,000	481,162
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	175,000	167,269
Bank of New York Mellon Corp. (The)
Series 0012, 3.65%, 2/4/2024	300,000	312,473
2.45%, 8/17/2026	100,000	102,023
1.65%, 7/14/2028	300,000	289,476
BlackRock, Inc.
3.20%, 3/15/2027	200,000	211,163
3.25%, 4/30/2029	400,000	424,054
Blackstone Secured Lending Fund
3.65%, 7/14/2023	150,000	153,590
3.63%, 1/15/2026	750,000	769,023
2.75%, 9/16/2026	250,000	245,785
2.13%, 2/15/2027(a)	250,000	237,786
Cboe Global Markets, Inc.
3.65%, 1/12/2027	200,000	213,984
1.63%, 12/15/2030	100,000	91,896
Charles Schwab Corp. (The)
4.20%, 3/24/2025	400,000	429,224
3.20%, 1/25/2028	100,000	105,202
4.00%, 2/1/2029	400,000	439,204
CME Group, Inc.
3.00%, 3/15/2025	325,000	337,482
Credit Suisse AG
1.25%, 8/7/2026	450,000	428,964
Credit Suisse Group AG
3.75%, 3/26/2025	150,000	156,302
Deutsche Bank AG
3.70%, 5/30/2024	645,000	669,236
1.45%, 4/1/2025(b)	500,000	492,247
3.96%, 11/26/2025(b)	100,000	104,243
2.13%, 11/24/2026(b)	250,000	244,547
3.55%, 9/18/2031(b)	250,000	253,197
Goldman Sachs BDC, Inc.
3.75%, 2/10/2025	200,000	206,263
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	500,000	522,988
3.85%, 7/8/2024	500,000	521,630
3.50%, 1/23/2025	465,000	483,805
3.50%, 4/1/2025	500,000	519,831

Investments	Principal Amount ($)	Value ($)
1.43%, 3/9/2027(b)	250,000	240,078
1.54%, 9/10/2027(b)	500,000	478,067
Jefferies Group LLC
4.15%, 1/23/2030	200,000	216,004
Lazard Group LLC
3.75%, 2/13/2025	450,000	471,848
4.50%, 9/19/2028	250,000	276,241
Moody’s Corp.
3.75%, 3/24/2025	300,000	315,655
4.25%, 2/1/2029	250,000	275,266
Morgan Stanley
3.75%, 2/25/2023	800,000	824,129
0.79%, 5/30/2025(b)	500,000	487,565
2.72%, 7/22/2025(b)	500,000	508,030
3.13%, 7/27/2026	500,000	517,612
1.59%, 5/4/2027(b)	500,000	482,950
3.62%, 4/1/2031(b)	250,000	264,623
Nasdaq, Inc.
3.85%, 6/30/2026	215,000	229,535
1.65%, 1/15/2031	100,000	90,373
Owl Rock Capital Corp.
3.40%, 7/15/2026	675,000	672,172
2.63%, 1/15/2027	500,000	479,280
2.88%, 6/11/2028	250,000	237,795
S&P Global, Inc.
2.95%, 1/22/2027	200,000	207,188
1.25%, 8/15/2030	300,000	271,142
State Street Corp.
3.10%, 5/15/2023	200,000	204,949
3.55%, 8/18/2025	300,000	318,059

		18,634,909

Chemicals - 1.5%
Air Products and Chemicals, Inc.
3.35%, 7/31/2024	521,000	543,331
Cabot Corp.
4.00%, 7/1/2029	250,000	266,898
Celanese US Holdings LLC
3.50%, 5/8/2024	200,000	207,172
FMC Corp.
3.20%, 10/1/2026	200,000	207,075
Huntsman International LLC
4.50%, 5/1/2029	250,000	270,129
Nutrien Ltd.
4.20%, 4/1/2029	500,000	547,109
PPG Industries, Inc.
2.40%, 8/15/2024	200,000	203,490
3.75%, 3/15/2028	250,000	271,208
Rohm and Haas Co.
7.85%, 7/15/2029	300,000	396,265
RPM International, Inc.
3.75%, 3/15/2027	100,000	106,382
4.55%, 3/1/2029	250,000	277,166

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Sherwin-Williams Co. (The)
3.45%, 8/1/2025	500,000	520,679
3.45%, 6/1/2027	700,000	737,072
2.95%, 8/15/2029	100,000	102,188

		4,656,164

Commercial Services & Supplies - 0.8%
Cintas Corp. No. 2
3.70%, 4/1/2027	350,000	374,986
RELX Capital, Inc.
3.00%, 5/22/2030	200,000	204,606
Republic Services, Inc.
2.50%, 8/15/2024	567,000	574,605
3.38%, 11/15/2027	100,000	104,954
3.95%, 5/15/2028	200,000	216,018
Steelcase, Inc.
5.13%, 1/18/2029	150,000	166,797
Waste Connections, Inc.
4.25%, 12/1/2028	250,000	274,115
Waste Management, Inc.
3.15%, 11/15/2027	350,000	364,985
1.15%, 3/15/2028	350,000	324,937

		2,606,003

Communications Equipment - 0.5%
Cisco Systems, Inc.
2.20%, 9/20/2023	417,000	423,839
3.63%, 3/4/2024	300,000	313,572
2.95%, 2/28/2026	100,000	104,410
Motorola Solutions, Inc.
4.60%, 2/23/2028	100,000	110,386
4.60%, 5/23/2029	300,000	333,698
2.75%, 5/24/2031	250,000	242,713

		1,528,618

Construction Materials - 0.1%
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	250,000	265,392

Consumer Finance - 2.1%
AerCap Ireland Capital DAC
4.50%, 9/15/2023	500,000	519,732
3.15%, 2/15/2024	150,000	153,108
1.75%, 1/30/2026	300,000	288,455
3.88%, 1/23/2028	350,000	362,145
3.30%, 1/30/2032	250,000	244,339
Ally Financial, Inc.
3.05%, 6/5/2023	400,000	407,554
8.00%, 11/1/2031	250,000	339,233
American Express Co.
3.00%, 10/30/2024	690,000	712,838
Capital One Financial Corp.
3.50%, 6/15/2023	320,000	328,940
3.90%, 1/29/2024	50,000	52,043

Investments	Principal Amount ($)	Value ($)
3.30%, 10/30/2024	200,000	207,383
3.20%, 2/5/2025	650,000	671,235
Synchrony Financial
4.50%, 7/23/2025	600,000	638,856
3.70%, 8/4/2026	355,000	368,792
3.95%, 12/1/2027	500,000	523,001
5.15%, 3/19/2029	200,000	223,612
Toyota Motor Credit Corp.
3.05%, 1/11/2028	450,000	474,019

		6,515,285

Containers & Packaging - 0.2%
Amcor Finance USA, Inc.
4.50%, 5/15/2028	300,000	334,686
Avery Dennison Corp.
3.35%, 4/15/2023	50,000	50,830
4.88%, 12/6/2028	200,000	228,481

		613,997

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.
3.13%, 3/15/2026	330,000	345,197
Block Financial LLC
2.50%, 7/15/2028	400,000	389,752
Citigroup Global Markets Holdings, Inc.
0.75%, 6/7/2024	1,000,000	979,378
National Rural Utilities Cooperative Finance Corp.
5.25%, 4/20/2046(b)	150,000	160,020
Voya Financial, Inc.
3.65%, 6/15/2026	500,000	530,740
4.70%, 1/23/2048(b)	100,000	100,002
5.65%, 5/15/2053(b)	450,000	459,052

		2,964,141

Diversified Telecommunication Services - 2.0%
AT&T, Inc.
2.75%, 6/1/2031	335,000	329,733
British Telecommunications plc
9.62%, 12/15/2030(c)	200,000	285,931
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(c)	100,000	141,286
Orange SA
9.00%, 3/1/2031(c)	250,000	370,106
TELUS Corp.
3.70%, 9/15/2027	200,000	212,536
Verizon Communications, Inc.
4.13%, 3/16/2027	700,000	759,305
2.10%, 3/22/2028	1,000,000	975,268
4.33%, 9/21/2028	1,500,000	1,653,011
4.02%, 12/3/2029	225,000	244,662
1.68%, 10/30/2030	313,000	285,996
1.75%, 1/20/2031	500,000	456,384
2.55%, 3/21/2031	450,000	439,022

		6,153,240

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Electric Utilities - 4.0%
AEP Texas, Inc.
3.95%, 6/1/2028	500,000	535,482
American Electric Power Co., Inc.
Series J, 4.30%, 12/1/2028	295,000	320,586
3.88%, 2/15/2062(b)	100,000	98,167
Appalachian Power Co.
Series X, 3.30%, 6/1/2027	96,000	100,407
Duke Energy Corp.
3.15%, 8/15/2027	200,000	207,774
2.45%, 6/1/2030	300,000	291,397
3.25%, 1/15/2082(b)	250,000	233,953
Edison International
4.95%, 4/15/2025	700,000	754,284
5.75%, 6/15/2027	300,000	336,495
Emera US Finance LP
3.55%, 6/15/2026	150,000	156,662
Enel Chile SA
4.88%, 6/12/2028	250,000	273,046
Eversource Energy
Series L, 2.90%, 10/1/2024	300,000	307,556
Series U, 1.40%, 8/15/2026	500,000	482,588
Series M, 3.30%, 1/15/2028	100,000	103,757
Exelon Corp.
4.05%, 4/15/2030	500,000	540,949
Florida Power & Light Co.
2.85%, 4/1/2025	500,000	515,632
Fortis, Inc.
3.06%, 10/4/2026	200,000	205,465
Georgia Power Co.
3.25%, 4/1/2026	500,000	518,399
Interstate Power & Light Co.
4.10%, 9/26/2028	250,000	271,415
ITC Holdings Corp.
3.35%, 11/15/2027	200,000	206,877
MidAmerican Energy Co.
3.70%, 9/15/2023	472,000	487,271
3.65%, 4/15/2029	1,000,000	1,082,237
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	300,000	316,467
1.90%, 6/15/2028	500,000	484,894
2.25%, 6/1/2030	375,000	360,990
4.80%, 12/1/2077(b)	100,000	103,604
5.65%, 5/1/2079(b)	400,000	445,296

Investments	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
3.15%, 1/1/2026	175,000	175,659
Public Service Electric and Gas Co.
3.00%, 5/15/2027	200,000	207,695
3.65%, 9/1/2028	500,000	536,585
Sierra Pacific Power Co.
2.60%, 5/1/2026	20,000	20,431
Southern Co. (The)
2.95%, 7/1/2023	300,000	305,860
3.25%, 7/1/2026	384,000	400,775
Series A, 3.70%, 4/30/2030	50,000	52,837
Series B, 4.00%, 1/15/2051(b)	350,000	353,503
Series 21-A, 3.75%, 9/15/2051(b)	500,000	489,185
Southwestern Electric Power Co.
Series M, 4.10%, 9/15/2028	200,000	215,717

		12,499,897

Electrical Equipment - 0.4%
ABB Finance USA, Inc.
3.80%, 4/3/2028	300,000	328,108
Emerson Electric Co.
0.88%, 10/15/2026	200,000	189,832
Hubbell, Inc.
3.35%, 3/1/2026	200,000	207,950
3.50%, 2/15/2028	250,000	263,710
Rockwell Automation, Inc.
2.88%, 3/1/2025	150,000	154,861

		1,144,461

Electronic Equipment, Instruments & Components - 1.6%
Allegion US Holding Co., Inc.
3.20%, 10/1/2024	200,000	205,537
Amphenol Corp.
2.05%, 3/1/2025	500,000	503,569
Arrow Electronics, Inc.
4.00%, 4/1/2025	400,000	420,794
Avnet, Inc.
4.63%, 4/15/2026	175,000	187,476
CDW LLC
4.13%, 5/1/2025	300,000	303,657
2.67%, 12/1/2026	500,000	495,389
4.25%, 4/1/2028	200,000	198,084
3.25%, 2/15/2029	500,000	475,018
Flex Ltd.
4.88%, 6/15/2029	250,000	277,121
Keysight Technologies, Inc.
4.60%, 4/6/2027	200,000	221,105
TD SYNNEX Corp.
1.75%, 8/9/2026(a)	450,000	434,672
2.38%, 8/9/2028(a)	250,000	235,769

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Teledyne Technologies, Inc.
2.25%, 4/1/2028	400,000	392,412
Trimble, Inc.
4.90%, 6/15/2028	250,000	276,368
Tyco Electronics Group SA
3.70%, 2/15/2026	200,000	211,520
3.13%, 8/15/2027	200,000	209,094

		5,047,585

Entertainment - 0.8%
Activision Blizzard, Inc.
3.40%, 9/15/2026	300,000	316,279
3.40%, 6/15/2027	200,000	211,445
Electronic Arts, Inc.
4.80%, 3/1/2026	100,000	110,011
Netflix, Inc.
4.38%, 11/15/2026	500,000	536,562
4.88%, 4/15/2028	500,000	549,625
5.88%, 11/15/2028	800,000	928,016

		2,651,938

Equity Real Estate Investment Trusts (REITs) - 7.1%
Agree LP
2.00%, 6/15/2028	250,000	239,658
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2028	100,000	108,074
2.75%, 12/15/2029	100,000	101,030
4.70%, 7/1/2030	100,000	114,525
4.90%, 12/15/2030	250,000	292,033
American Campus Communities Operating Partnership LP
3.63%, 11/15/2027	200,000	210,226
American Homes 4 Rent LP
4.25%, 2/15/2028	200,000	215,188
4.90%, 2/15/2029	300,000	338,647
American Tower Corp.
5.00%, 2/15/2024	490,000	521,374
1.60%, 4/15/2026	500,000	484,236
3.38%, 10/15/2026	200,000	208,147
2.75%, 1/15/2027	500,000	505,011
3.55%, 7/15/2027	400,000	417,943
3.60%, 1/15/2028	500,000	522,740
3.80%, 8/15/2029	238,000	251,394
AvalonBay Communities, Inc.
3.45%, 6/1/2025	200,000	209,559
3.50%, 11/15/2025	50,000	52,715
2.45%, 1/15/2031	200,000	198,119
Boston Properties LP
3.25%, 1/30/2031	500,000	509,440
Brandywine Operating Partnership LP
4.10%, 10/1/2024	50,000	52,261
3.95%, 11/15/2027	250,000	264,170

Investments	Principal Amount ($)	Value ($)
Brixmor Operating Partnership LP
4.05%, 7/1/2030	200,000	213,885
Crown Castle International Corp.
3.10%, 11/15/2029	750,000	757,843
CubeSmart LP
4.00%, 11/15/2025	250,000	265,352
3.00%, 2/15/2030	200,000	202,446
CyrusOne LP
2.90%, 11/15/2024	200,000	206,467
Duke Realty LP
3.25%, 6/30/2026	250,000	262,112
2.88%, 11/15/2029	100,000	102,144
EPR Properties
4.95%, 4/15/2028	350,000	368,499
Equinix, Inc.
1.45%, 5/15/2026	500,000	482,389
2.00%, 5/15/2028	500,000	476,783
3.20%, 11/18/2029	210,000	212,667
2.15%, 7/15/2030	150,000	140,605
ERP Operating LP
2.85%, 11/1/2026	200,000	206,265
3.25%, 8/1/2027	45,000	47,247
Essex Portfolio LP
3.88%, 5/1/2024	200,000	208,818
4.00%, 3/1/2029	500,000	542,481
3.00%, 1/15/2030	200,000	203,435
GLP Capital LP
5.38%, 11/1/2023	555,000	585,925
5.25%, 6/1/2025	200,000	214,814
5.38%, 4/15/2026	500,000	540,790
5.75%, 6/1/2028	500,000	562,021
Healthpeak Properties, Inc.
3.00%, 1/15/2030	250,000	254,719
Highwoods Realty LP
4.13%, 3/15/2028	200,000	216,887
4.20%, 4/15/2029	100,000	108,138
Host Hotels & Resorts LP
Series E, 4.00%, 6/15/2025	250,000	261,495
Hudson Pacific Properties LP
3.25%, 1/15/2030	100,000	101,434
Kilroy Realty LP
4.38%, 10/1/2025	400,000	429,118
4.25%, 8/15/2029	100,000	108,597
Kite Realty Group Trust
4.75%, 9/15/2030	200,000	217,591
Life Storage LP
2.20%, 10/15/2030	200,000	190,985
LifeStorage LP
3.50%, 7/1/2026	200,000	210,647

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Mid-America Apartments LP
3.95%, 3/15/2029	50,000	54,368
2.75%, 3/15/2030	150,000	150,715
National Retail Properties, Inc.
3.90%, 6/15/2024	500,000	523,263
3.50%, 10/15/2027	150,000	157,992
4.30%, 10/15/2028	140,000	153,053
Office Properties Income Trust
2.65%, 6/15/2026	160,000	156,742
Omega Healthcare Investors, Inc.
4.95%, 4/1/2024	10,000	10,580
5.25%, 1/15/2026	300,000	328,127
4.50%, 4/1/2027	500,000	540,973
3.63%, 10/1/2029	150,000	152,734
Physicians Realty LP
4.30%, 3/15/2027	200,000	217,616
Piedmont Operating Partnership LP
3.15%, 8/15/2030	100,000	99,677
Prologis LP
2.25%, 4/15/2030	200,000	195,072
Public Storage
3.09%, 9/15/2027	200,000	208,347
1.85%, 5/1/2028	300,000	290,755
Realty Income Corp.
4.63%, 11/1/2025	200,000	218,114
4.13%, 10/15/2026	300,000	326,370
Sabra Health Care LP
5.13%, 8/15/2026	200,000	216,568
3.90%, 10/15/2029	200,000	204,415
Simon Property Group LP
3.38%, 10/1/2024	600,000	624,014
SITE Centers Corp.
3.63%, 2/1/2025	129,000	133,647
Spirit Realty LP
4.45%, 9/15/2026	200,000	216,550
2.10%, 3/15/2028	250,000	239,569
3.40%, 1/15/2030	200,000	204,617
STORE Capital Corp.
4.50%, 3/15/2028	150,000	162,868
2.75%, 11/18/2030	250,000	240,563
Tanger Properties LP
3.88%, 7/15/2027	150,000	157,777
Ventas Realty LP
3.50%, 2/1/2025	50,000	51,866
4.75%, 11/15/2030	200,000	227,329
Welltower, Inc.
4.00%, 6/1/2025	200,000	212,487
3.10%, 1/15/2030	250,000	254,458
Weyerhaeuser Co.
4.00%, 4/15/2030	250,000	270,472

Investments	Principal Amount ($)	Value ($)
WP Carey, Inc.
4.60%, 4/1/2024	195,000	205,498
4.00%, 2/1/2025	150,000	157,916

		22,284,201

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.
2.75%, 5/18/2024	300,000	308,315
3.00%, 5/18/2027	375,000	392,679
1.38%, 6/20/2027	300,000	289,985
Walmart, Inc.
3.05%, 7/8/2026	500,000	523,838
1.80%, 9/22/2031	100,000	95,495

		1,610,312

Food Products - 1.7%
Campbell Soup Co.
4.15%, 3/15/2028	150,000	162,602
Flowers Foods, Inc.
3.50%, 10/1/2026	250,000	264,823
General Mills, Inc.
4.20%, 4/17/2028	500,000	544,621
2.88%, 4/15/2030	190,000	192,823
J M Smucker Co. (The)
3.38%, 12/15/2027	100,000	105,184
McCormick & Co., Inc.
3.15%, 8/15/2024	200,000	206,347
3.40%, 8/15/2027	200,000	211,099
Mondelez International, Inc.
1.50%, 5/4/2025	400,000	393,749
2.75%, 4/13/2030	200,000	200,746
Tyson Foods, Inc.
4.35%, 3/1/2029	1,000,000	1,106,992
Unilever Capital Corp.
2.60%, 5/5/2024	1,200,000	1,223,734
2.90%, 5/5/2027	200,000	206,813
3.50%, 3/22/2028	600,000	639,243

		5,458,776

Gas Utilities - 0.5%
Atmos Energy Corp.
0.63%, 3/9/2023	500,000	497,332
Eastern Energy Gas Holdings LLC
Series A, 2.50%, 11/15/2024	410,000	417,910
3.60%, 12/15/2024	54,000	56,651
National Fuel Gas Co.
5.20%, 7/15/2025	200,000	216,363
5.50%, 1/15/2026	275,000	301,486
4.75%, 9/1/2028	150,000	161,230

		1,650,972

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories
3.88%, 9/15/2025	500,000	534,932

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Baxter International, Inc.
2.60%, 8/15/2026	200,000	203,457
2.27%, 12/1/2028(a)	500,000	489,517
DH Europe Finance II Sarl
2.20%, 11/15/2024	250,000	252,943
Edwards Lifesciences Corp.
4.30%, 6/15/2028	200,000	219,778
Stryker Corp.
1.95%, 6/15/2030	100,000	94,528

		1,795,155

Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.
3.40%, 5/15/2024	250,000	258,571
3.45%, 12/15/2027	200,000	209,598
Anthem, Inc.
4.10%, 3/1/2028	500,000	542,368
Cigna Corp.
4.38%, 10/15/2028	350,000	385,305
CVS Health Corp.
4.30%, 3/25/2028	159,000	173,351
HCA, Inc.
5.25%, 6/15/2026	300,000	327,897
4.13%, 6/15/2029	250,000	266,669
Humana, Inc.
1.35%, 2/3/2027	100,000	94,694
3.95%, 3/15/2027	300,000	319,957
Laboratory Corp. of America Holdings
3.60%, 2/1/2025	300,000	312,519
1.55%, 6/1/2026	750,000	727,537
McKesson Corp.
1.30%, 8/15/2026	500,000	478,539
Quest Diagnostics, Inc.
2.95%, 6/30/2030	200,000	201,870
UnitedHealth Group, Inc.
1.15%, 5/15/2026	1,250,000	1,208,244
2.95%, 10/15/2027	250,000	261,372
3.85%, 6/15/2028	1,250,000	1,361,043
3.88%, 12/15/2028	15,000	16,404

		7,145,938

Hotels, Restaurants & Leisure - 0.5%
Hyatt Hotels Corp.
4.85%, 3/15/2026	200,000	215,512
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	12,000	13,308
Series HH, 2.85%, 4/15/2031	150,000	144,693
McDonald’s Corp.
3.80%, 4/1/2028	90,000	96,740
2.63%, 9/1/2029	100,000	100,186
3.60%, 7/1/2030	300,000	321,884

Investments	Principal Amount ($)	Value ($)
Starbucks Corp.
4.00%, 11/15/2028	250,000	273,494
2.55%, 11/15/2030	250,000	246,755

		1,412,572

Household Durables - 0.9%
DR Horton, Inc.
2.50%, 10/15/2024	200,000	202,989
1.30%, 10/15/2026	500,000	477,544
Lennar Corp.
4.50%, 4/30/2024	1,000,000	1,052,255
4.75%, 11/29/2027	300,000	331,481
PulteGroup, Inc.
5.50%, 3/1/2026	500,000	558,390
Whirlpool Corp.
4.75%, 2/26/2029	200,000	225,211

		2,847,870

Household Products - 0.4%
Colgate-Palmolive Co.
3.25%, 3/15/2024	250,000	260,197
Procter & Gamble Co. (The)
3.10%, 8/15/2023	150,000	154,598
2.70%, 2/2/2026	250,000	259,562
2.80%, 3/25/2027	185,000	192,119
3.00%, 3/25/2030	400,000	422,240

		1,288,716

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)
2.45%, 1/15/2031	300,000	283,985
Exelon Generation Co. LLC
3.25%, 6/1/2025	500,000	518,215

		802,200

Industrial Conglomerates - 1.3%
3M Co.
2.25%, 3/15/2023	520,000	527,640
2.65%, 4/15/2025	500,000	513,120
3.63%, 9/14/2028	300,000	325,345
3.38%, 3/1/2029	200,000	212,639
2.38%, 8/26/2029	250,000	250,689
Honeywell International, Inc.
1.35%, 6/1/2025	250,000	247,045
2.50%, 11/1/2026	300,000	307,268
2.70%, 8/15/2029	100,000	102,527
Roper Technologies, Inc.
3.80%, 12/15/2026	200,000	211,953
4.20%, 9/15/2028	200,000	217,920
1.75%, 2/15/2031	250,000	226,603
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028	200,000	214,205
Trane Technologies Luxembourg Finance SA
3.50%, 3/21/2026	250,000	262,725
3.80%, 3/21/2029	500,000	531,720

		4,151,399

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Insurance - 3.6%
Aflac, Inc.
3.25%, 3/17/2025	200,000	208,922
2.88%, 10/15/2026	100,000	103,675
3.60%, 4/1/2030	250,000	268,309
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	200,000	212,300
Allstate Corp. (The)
0.75%, 12/15/2025	150,000	143,482
Series B, 5.75%, 8/15/2053(b)	400,000	413,100
American Equity Investment Life Holding Co.
5.00%, 6/15/2027	150,000	167,393
American Financial Group, Inc.
3.50%, 8/15/2026	200,000	209,948
American International Group, Inc.
2.50%, 6/30/2025	500,000	508,445
Series A-9, 5.75%, 4/1/2048(b)	200,000	218,614
Aon Corp.
2.80%, 5/15/2030	250,000	249,938
2.05%, 8/23/2031	100,000	93,990
Aon plc
3.88%, 12/15/2025	400,000	425,499
Assurant, Inc.
3.70%, 2/22/2030	100,000	103,771
Athene Holding Ltd.
4.13%, 1/12/2028	300,000	320,440
6.15%, 4/3/2030	250,000	298,789
AXIS Specialty Finance LLC
4.90%, 1/15/2040(b)	200,000	208,747
AXIS Specialty Finance plc
4.00%, 12/6/2027	200,000	213,610
Brighthouse Financial, Inc.
5.63%, 5/15/2030	100,000	116,060
Brown & Brown, Inc.
4.20%, 9/15/2024	200,000	211,006
2.38%, 3/15/2031	250,000	237,814
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	281,744
Enstar Group Ltd.
4.95%, 6/1/2029	250,000	272,777
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028	250,000	273,177
Fidelity National Financial, Inc.
3.40%, 6/15/2030	250,000	257,018
First American Financial Corp.
4.60%, 11/15/2024	200,000	213,711
Globe Life, Inc.
4.55%, 9/15/2028	150,000	167,270

Investments	Principal Amount ($)	Value ($)
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	250,000	244,150
Manulife Financial Corp.
4.15%, 3/4/2026	200,000	214,830
2.48%, 5/19/2027	250,000	251,833
4.06%, 2/24/2032(b)	50,000	52,473
Markel Corp.
3.35%, 9/17/2029	300,000	315,751
Marsh & McLennan Cos., Inc.
3.50%, 6/3/2024	16,000	16,650
3.50%, 3/10/2025	75,000	78,627
2.25%, 11/15/2030	515,000	497,308
MetLife, Inc.
4.55%, 3/23/2030	150,000	172,259
Principal Financial Group, Inc.
2.13%, 6/15/2030	100,000	96,297
Progressive Corp. (The)
2.45%, 1/15/2027	200,000	204,150
3.20%, 3/26/2030	100,000	105,811
Prudential Financial, Inc.
5.63%, 6/15/2043(b)	400,000	414,320
5.20%, 3/15/2044(b)	10,000	10,338
5.38%, 5/15/2045(b)	500,000	529,514
4.50%, 9/15/2047(b)	250,000	255,471
5.70%, 9/15/2048(b)	500,000	545,874
3.70%, 10/1/2050(b)	100,000	98,031
RenaissanceRe Finance, Inc.
3.45%, 7/1/2027	100,000	105,852
Trinity Acquisition plc
4.40%, 3/15/2026	200,000	215,638
Willis North America, Inc.
3.60%, 5/15/2024	150,000	155,706
2.95%, 9/15/2029	250,000	248,683

		11,229,115

Interactive Media & Services - 0.1%
Alphabet, Inc.
0.80%, 8/15/2027	85,000	80,073
Weibo Corp.
3.50%, 7/5/2024	200,000	203,944

		284,017

Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.
3.40%, 12/6/2027	500,000	519,705
2.13%, 2/9/2031	200,000	187,600

		707,305

IT Services - 1.9%
Automatic Data Processing, Inc.
1.70%, 5/15/2028	380,000	370,141
1.25%, 9/1/2030	200,000	182,889
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026	200,000	209,654

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Fiserv, Inc.
3.80%, 10/1/2023	500,000	517,664
3.50%, 7/1/2029	250,000	259,748
Genpact Luxembourg Sarl
3.38%, 12/1/2024	250,000	258,939
Global Payments, Inc.
4.80%, 4/1/2026	250,000	270,500
4.45%, 6/1/2028	160,000	174,253
2.90%, 5/15/2030	250,000	246,048
International Business Machines Corp.
1.95%, 5/15/2030	150,000	141,991
Mastercard, Inc.
2.00%, 3/3/2025	350,000	353,874
2.95%, 11/21/2026	100,000	104,931
2.95%, 6/1/2029	150,000	156,633
PayPal Holdings, Inc.
1.65%, 6/1/2025	150,000	148,903
2.65%, 10/1/2026	100,000	102,639
2.85%, 10/1/2029	200,000	205,122
2.30%, 6/1/2030	50,000	49,189
VeriSign, Inc.
4.75%, 7/15/2027	500,000	517,270
Visa, Inc.
3.15%, 12/14/2025	650,000	682,423
1.90%, 4/15/2027	275,000	273,796
2.05%, 4/15/2030	500,000	490,086
Western Union Co. (The)
2.85%, 1/10/2025	350,000	357,096

		6,073,789

Leisure Products - 0.1%
Hasbro, Inc.
3.90%, 11/19/2029	150,000	159,871

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.
3.88%, 7/15/2023	200,000	205,910
2.30%, 3/12/2031	150,000	142,802
Thermo Fisher Scientific, Inc.
2.60%, 10/1/2029	500,000	503,210

		851,922

Machinery - 0.7%
Cummins, Inc.
3.65%, 10/1/2023	100,000	103,545
1.50%, 9/1/2030	150,000	138,509
Dover Corp.
3.15%, 11/15/2025	200,000	209,380
Fortive Corp.
3.15%, 6/15/2026	100,000	104,265
Illinois Tool Works, Inc.
2.65%, 11/15/2026	200,000	206,572
nVent Finance Sarl
4.55%, 4/15/2028	300,000	326,146

Investments	Principal Amount ($)	Value ($)
Otis Worldwide Corp.
2.06%, 4/5/2025	300,000	301,692
2.29%, 4/5/2027	200,000	199,240
2.57%, 2/15/2030	200,000	198,009
Parker-Hannifin Corp.
3.25%, 6/14/2029	45,000	46,572
Stanley Black & Decker, Inc.
4.00%, 3/15/2060(b)	300,000	305,037
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/2028(c)	150,000	167,053

		2,306,020

Media - 0.5%
Charter Communications Operating LLC
4.20%, 3/15/2028	500,000	530,929
Comcast Corp.
4.15%, 10/15/2028	201,000	221,380
4.25%, 10/15/2030	149,000	166,605
Fox Corp.
4.71%, 1/25/2029	600,000	662,808

		1,581,722

Metals & Mining - 1.0%
AngloGold Ashanti Holdings plc
3.38%, 11/1/2028	250,000	242,009
ArcelorMittal SA
4.25%, 7/16/2029	250,000	263,623
BHP Billiton Finance USA Ltd.
3.85%, 9/30/2023	300,000	312,607
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	500,000	512,058
4.63%, 8/1/2030	500,000	521,010
Reliance Steel & Aluminum Co.
1.30%, 8/15/2025	250,000	243,254
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028	200,000	254,898
Steel Dynamics, Inc.
2.80%, 12/15/2024	100,000	102,559
Vale Overseas Ltd.
6.25%, 8/10/2026	379,000	434,050
3.75%, 7/8/2030	250,000	253,944

		3,140,012

Multiline Retail - 0.7%
Dollar General Corp.
3.88%, 4/15/2027	700,000	749,943
Dollar Tree, Inc.
4.20%, 5/15/2028	500,000	543,152
Target Corp.
3.50%, 7/1/2024	500,000	523,987
2.25%, 4/15/2025	250,000	253,941

		2,071,023

Multi-Utilities - 1.4%
Ameren Corp.
2.50%, 9/15/2024	700,000	711,208
1.75%, 3/15/2028	500,000	473,941

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	100,000	103,617
4.05%, 4/15/2025	1,100,000	1,174,652
3.25%, 4/15/2028	100,000	105,162
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	150,000	146,485
Dominion Energy, Inc.
5.75%, 10/1/2054(b)	200,000	209,412
DTE Energy Co.
Series C, 2.53%, 10/1/2024(c)	252,000	255,947
Public Service Enterprise Group, Inc.
2.88%, 6/15/2024	400,000	408,155
Sempra Energy
3.40%, 2/1/2028	347,000	362,593
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	300,000	305,027

		4,256,199

Oil, Gas & Consumable Fuels - 4.8%
Boardwalk Pipelines LP
4.45%, 7/15/2027	250,000	268,279
4.80%, 5/3/2029	250,000	274,288
Canadian Natural Resources Ltd.
2.05%, 7/15/2025	500,000	497,490
3.85%, 6/1/2027	400,000	423,103
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	200,000	218,591
5.13%, 6/30/2027	500,000	552,751
ConocoPhillips
4.30%, 8/15/2028(a)	50,000	54,981
ConocoPhillips Co.
6.95%, 4/15/2029	500,000	641,345
Continental Resources, Inc.
4.38%, 1/15/2028	500,000	528,250
Coterra Energy, Inc.
3.90%, 5/15/2027(a)	500,000	528,455
Devon Energy Corp.
4.50%, 1/15/2030	500,000	530,899
Eastern Gas Transmission & Storage, Inc.
3.60%, 12/15/2024(a)	26,000	27,276
Enbridge, Inc.
3.70%, 7/15/2027	200,000	211,226
Series 16-A, 6.00%, 1/15/2077(b)	350,000	371,789
5.50%, 7/15/2077(b)	350,000	357,489
6.25%, 3/1/2078(b)	350,000	372,282
Energy Transfer LP
4.75%, 1/15/2026	300,000	322,914
4.95%, 5/15/2028	250,000	270,784
5.25%, 4/15/2029	150,000	166,980

Investments	Principal Amount ($)	Value ($)
3.75%, 5/15/2030	100,000	102,814
Enterprise Products Operating LLC
3.75%, 2/15/2025	700,000	733,973
4.15%, 10/16/2028	350,000	381,777
3.13%, 7/31/2029	300,000	308,597
Series E, 5.25%, 8/16/2077(b)	200,000	200,521
5.38%, 2/15/2078(b)	350,000	343,037
Exxon Mobil Corp.
3.48%, 3/19/2030	200,000	214,051
Hess Corp.
7.88%, 10/1/2029	200,000	263,745
HollyFrontier Corp.
5.88%, 4/1/2026	400,000	439,494
Magellan Midstream Partners LP
5.00%, 3/1/2026	250,000	273,460
Marathon Petroleum Corp.
3.80%, 4/1/2028	250,000	262,617
MPLX LP
1.75%, 3/1/2026	250,000	243,830
4.00%, 3/15/2028	600,000	636,222
ONEOK Partners LP
4.90%, 3/15/2025	400,000	430,102
ONEOK, Inc.
4.55%, 7/15/2028	250,000	267,694
4.35%, 3/15/2029	250,000	266,496
3.10%, 3/15/2030	175,000	172,351
Pioneer Natural Resources Co.
1.13%, 1/15/2026	500,000	478,606
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026	50,000	56,380
4.50%, 5/15/2030	450,000	494,128
Spectra Energy Partners LP
3.38%, 10/15/2026	500,000	521,054
TransCanada PipeLines Ltd.
2.50%, 10/12/2031	250,000	237,978
Transcanada Trust
Series 16-A, 5.87%, 8/15/2076(b)	300,000	321,150
5.30%, 3/15/2077(b)	300,000	308,412
5.50%, 9/15/2079(b)	250,000	263,438
Valero Energy Partners LP
4.50%, 3/15/2028	200,000	215,791

		15,056,890

Paper & Forest Products - 0.1%
Suzano Austria GmbH
6.00%, 1/15/2029	250,000	281,777
3.75%, 1/15/2031	150,000	146,123

		427,900

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	250,000	265,732
Johnson & Johnson
2.95%, 3/3/2027	650,000	678,171
2.90%, 1/15/2028	500,000	518,721
Merck & Co., Inc.
2.15%, 12/10/2031	500,000	483,095
Merck Sharp & Dohme Corp.
6.40%, 3/1/2028	150,000	184,395
Novartis Capital Corp.
1.75%, 2/14/2025	150,000	150,247
3.00%, 11/20/2025	500,000	521,184
2.20%, 8/14/2030	200,000	196,138
Pfizer, Inc.
2.95%, 3/15/2024	500,000	517,777
3.45%, 3/15/2029	500,000	536,080
2.63%, 4/1/2030	200,000	203,995
Zoetis, Inc.
3.00%, 9/12/2027	145,000	149,554
3.90%, 8/20/2028	250,000	269,961

		4,675,050

Professional Services - 0.5%
Equifax, Inc.
2.60%, 12/1/2024	150,000	152,778
3.10%, 5/15/2030	250,000	251,232
IHS Markit Ltd.
4.75%, 8/1/2028	500,000	567,635
Verisk Analytics, Inc.
4.00%, 6/15/2025	250,000	264,180
4.13%, 3/15/2029	250,000	270,459

		1,506,284

Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.88%, 3/1/2026	200,000	219,338

Road & Rail - 1.2%
Burlington Northern Santa Fe LLC
3.40%, 9/1/2024	500,000	520,255
3.25%, 6/15/2027	224,000	237,438
Canadian Pacific Railway Co.
3.70%, 2/1/2026	20,000	21,225
CSX Corp.
3.80%, 3/1/2028	100,000	107,251
4.25%, 3/15/2029	200,000	220,472
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	300,000	320,050
Norfolk Southern Corp.
3.15%, 6/1/2027	200,000	208,305
Union Pacific Corp.
3.15%, 3/1/2024	1,500,000	1,552,774

Investments	Principal Amount ($)	Value ($)
2.38%, 5/20/2031	500,000	491,143

		3,678,913

Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp.
3.88%, 1/15/2027	900,000	949,282
Broadcom, Inc.
4.25%, 4/15/2026	500,000	534,379
3.46%, 9/15/2026	500,000	519,934
4.11%, 9/15/2028	775,000	825,363
4.75%, 4/15/2029	210,000	231,027
5.00%, 4/15/2030	300,000	336,006
4.15%, 11/15/2030	350,000	372,836
Intel Corp.
1.60%, 8/12/2028	500,000	480,115
KLA Corp.
4.65%, 11/1/2024	200,000	213,854
Maxim Integrated Products, Inc.
3.45%, 6/15/2027	200,000	211,734
Micron Technology, Inc.
4.19%, 2/15/2027	500,000	533,810
4.66%, 2/15/2030	200,000	221,380
NXP BV
5.55%, 12/1/2028(a)	200,000	233,392
Qorvo, Inc.
4.38%, 10/15/2029	250,000	258,685
QUALCOMM, Inc.
3.25%, 5/20/2027	200,000	210,342
Skyworks Solutions, Inc.
0.90%, 6/1/2023	250,000	247,538
Texas Instruments, Inc.
1.38%, 3/12/2025	200,000	198,223
2.90%, 11/3/2027	250,000	261,688

		6,839,588

Software - 2.8%
Adobe, Inc.
3.25%, 2/1/2025	250,000	260,825
2.30%, 2/1/2030	350,000	346,584
Autodesk, Inc.
3.50%, 6/15/2027	200,000	210,939
CA, Inc.
4.70%, 3/15/2027	200,000	214,579
Citrix Systems, Inc.
4.50%, 12/1/2027	200,000	204,706
Intuit, Inc.
1.35%, 7/15/2027	300,000	286,913
Microsoft Corp.
3.63%, 12/15/2023	475,000	494,735
2.70%, 2/12/2025	640,000	658,876
3.13%, 11/3/2025	500,000	523,533
3.30%, 2/6/2027	615,000	653,520

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Oracle Corp.
2.50%, 4/1/2025	500,000	504,552
1.65%, 3/25/2026	500,000	484,351
2.65%, 7/15/2026	400,000	402,719
2.80%, 4/1/2027	500,000	503,873
3.25%, 11/15/2027	800,000	822,533
2.30%, 3/25/2028	100,000	96,713
2.95%, 4/1/2030	500,000	490,353
2.88%, 3/25/2031	300,000	289,870
VMware, Inc.
1.40%, 8/15/2026	500,000	479,176
1.80%, 8/15/2028	1,000,000	948,002

		8,877,352

Specialty Retail - 2.4%
Advance Auto Parts, Inc.
1.75%, 10/1/2027	60,000	57,206
AutoZone, Inc.
3.25%, 4/15/2025	540,000	560,033
3.13%, 4/21/2026	125,000	129,643
3.75%, 6/1/2027	250,000	268,313
Best Buy Co., Inc.
4.45%, 10/1/2028	200,000	221,158
Home Depot, Inc. (The)
3.35%, 9/15/2025	3,000	3,159
3.00%, 4/1/2026	330,000	345,010
2.13%, 9/15/2026	500,000	506,371
2.50%, 4/15/2027	200,000	204,226
2.80%, 9/14/2027	450,000	467,039
0.90%, 3/15/2028	1,000,000	933,751
3.90%, 12/6/2028	60,000	65,747
Lowe’s Cos., Inc.
4.00%, 4/15/2025	100,000	106,217
3.38%, 9/15/2025	600,000	630,946
3.10%, 5/3/2027	500,000	520,873
1.30%, 4/15/2028	250,000	232,705
3.65%, 4/5/2029	1,000,000	1,066,028
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300,000	315,634
3.60%, 9/1/2027	200,000	210,938
4.35%, 6/1/2028	550,000	602,147

		7,447,144

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.
2.40%, 5/3/2023	1,000,000	1,016,568
0.75%, 5/11/2023	500,000	498,875
3.45%, 5/6/2024	865,000	903,912
1.13%, 5/11/2025	500,000	490,986
3.20%, 5/13/2025	300,000	314,206
3.25%, 2/23/2026	518,000	543,134
2.05%, 9/11/2026	500,000	502,842
3.35%, 2/9/2027	830,000	878,795

Investments	Principal Amount ($)	Value ($)
3.20%, 5/11/2027	625,000	657,270
2.90%, 9/12/2027	500,000	519,956
3.00%, 11/13/2027	1,500,000	1,566,394
1.20%, 2/8/2028	500,000	472,881
1.40%, 8/5/2028	550,000	522,399
Dell International LLC
5.30%, 10/1/2029	250,000	287,063
HP, Inc.
3.00%, 6/17/2027	400,000	409,985
NetApp, Inc.
1.88%, 6/22/2025	200,000	197,966

		9,783,232

Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.
2.75%, 3/27/2027	360,000	373,117
Tapestry, Inc.
4.13%, 7/15/2027	58,000	61,373

		434,490

Tobacco - 1.7%
Altria Group, Inc.
2.35%, 5/6/2025	360,000	363,034
4.40%, 2/14/2026	500,000	538,682
4.80%, 2/14/2029	500,000	550,262
3.40%, 5/6/2030	300,000	301,846
BAT Capital Corp.
3.56%, 8/15/2027	1,000,000	1,023,513
2.73%, 3/25/2031	400,000	375,332
Philip Morris International, Inc.
2.88%, 5/1/2024	500,000	513,470
1.50%, 5/1/2025	473,000	466,986
2.75%, 2/25/2026	500,000	512,277
0.88%, 5/1/2026	500,000	474,405
Reynolds American, Inc.
4.45%, 6/12/2025	200,000	212,373

		5,332,180

Trading Companies & Distributors - 0.5%
Air Lease Corp.
3.00%, 9/15/2023	205,000	208,953
2.30%, 2/1/2025	250,000	249,585
Aircastle Ltd.
4.40%, 9/25/2023	750,000	777,599
4.25%, 6/15/2026	200,000	210,047

		1,446,184

Water Utilities - 0.2%
American Water Capital Corp.
3.00%, 12/1/2026	500,000	519,160
2.95%, 9/1/2027	200,000	206,179

		725,339

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Wireless Telecommunication Services - 0.3%
T-Mobile USA, Inc.
3.88%, 4/15/2030	400,000	420,754
2.55%, 2/15/2031	400,000	380,656

		801,410

TOTAL CORPORATE BONDS (Cost $314,285,785)		307,889,197

Total Investments - 98.3% (Cost $314,285,785)		307,889,197
Other assets less liabilities - 1.7%		5,448,433

Net Assets - 100.0%		313,337,630

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2022.

Percentages shown are based on Net Assets.

Security Type	% of Net Assets
Corporate Bonds	98.3%
Others(1)	1.7

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.1%

Aerospace & Defense - 2.2%
Boeing Co. (The)
5.81%, 5/1/2050	150,000	189,054
L3Harris Technologies, Inc.
5.05%, 4/27/2045	100,000	124,122
Lockheed Martin Corp.
4.70%, 5/15/2046	200,000	245,558
4.09%, 9/15/2052	125,000	145,713
Northrop Grumman Corp.
4.03%, 10/15/2047	100,000	111,245
5.25%, 5/1/2050	250,000	329,673
Precision Castparts Corp.
3.90%, 1/15/2043	100,000	109,392

		1,254,757

Air Freight & Logistics - 0.2%
FedEx Corp.
5.25%, 5/15/2050	100,000	124,828

Auto Components - 0.3%
Aptiv plc
5.40%, 3/15/2049	50,000	62,635
Lear Corp.
5.25%, 5/15/2049	75,000	89,416

		152,051

Banks - 9.2%
Bank of America Corp.
6.11%, 1/29/2037	250,000	323,649
7.75%, 5/14/2038	200,000	299,862
4.08%, 3/20/2051(a)	250,000	282,286
Citigroup, Inc.
3.88%, 1/24/2039(a)	100,000	108,087
5.88%, 1/30/2042	135,000	180,727
6.68%, 9/13/2043	150,000	214,204
4.65%, 7/30/2045	200,000	237,801
4.75%, 5/18/2046	135,000	156,104
4.65%, 7/23/2048	195,000	235,895
Cooperatieve Rabobank UA
5.25%, 5/24/2041	100,000	132,322
Fifth Third Bancorp
8.25%, 3/1/2038	125,000	198,088
HSBC Holdings plc
6.50%, 5/2/2036	200,000	262,457
6.80%, 6/1/2038	100,000	136,286
5.25%, 3/14/2044	200,000	244,888
JPMorgan Chase & Co.
6.40%, 5/15/2038	35,000	48,650

Investments	Principal Amount ($)	Value ($)
3.11%, 4/22/2041(a)	100,000	97,594
2.53%, 11/19/2041(a)	65,000	58,180
4.95%, 6/1/2045	350,000	426,467
Lloyds Banking Group plc
4.34%, 1/9/2048	200,000	217,953
Regions Financial Corp.
7.38%, 12/10/2037	100,000	143,931
Wells Fargo & Co.
3.07%, 4/30/2041(a)	200,000	193,571
5.38%, 11/2/2043	265,000	328,493
5.61%, 1/15/2044	100,000	128,296
4.90%, 11/17/2045	300,000	354,561
5.01%, 4/4/2051(a)	100,000	128,687

		5,139,039

Beverages - 1.4%
Anheuser-Busch Cos. LLC
4.90%, 2/1/2046	50,000	59,459
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048	25,000	28,734
5.55%, 1/23/2049	50,000	64,748
5.80%, 1/23/2059	100,000	133,847
Coca-Cola Femsa SAB de CV
5.25%, 11/26/2043	150,000	190,228
Constellation Brands, Inc.
5.25%, 11/15/2048	75,000	92,528
3.75%, 5/1/2050	100,000	102,526
Keurig Dr Pepper, Inc.
5.09%, 5/25/2048	100,000	123,590

		795,660

Biotechnology - 5.7%
AbbVie, Inc.
4.85%, 6/15/2044	200,000	234,661
4.70%, 5/14/2045	100,000	115,998
4.88%, 11/14/2048	300,000	362,690
4.25%, 11/21/2049	100,000	111,489
Amgen, Inc.
5.15%, 11/15/2041	228,000	275,981
4.40%, 5/1/2045	200,000	223,832
4.56%, 6/15/2048	100,000	115,563
3.38%, 2/21/2050	100,000	97,054
4.66%, 6/15/2051	250,000	296,813
2.77%, 9/1/2053	137,000	118,600
Gilead Sciences, Inc.
5.65%, 12/1/2041	100,000	130,308
4.80%, 4/1/2044	150,000	178,786
4.50%, 2/1/2045	300,000	346,119
4.75%, 3/1/2046	300,000	360,538
4.15%, 3/1/2047	100,000	111,480

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050	100,000	86,297

		3,166,209

Building Products - 0.7%
Johnson Controls International plc
5.13%, 9/14/2045	200,000	250,632
Masco Corp.
4.50%, 5/15/2047	50,000	57,536
Owens Corning
4.40%, 1/30/2048	50,000	55,678

		363,846

Capital Markets - 2.5%
CI Financial Corp.
4.10%, 6/15/2051	100,000	102,869
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037	100,000	135,426
4.02%, 10/31/2038(a)	130,000	140,741
4.75%, 10/21/2045	85,000	101,946
Jefferies Group LLC
6.50%, 1/20/2043	100,000	130,473
Legg Mason, Inc.
5.63%, 1/15/2044	75,000	98,156
Moody’s Corp.
2.75%, 8/19/2041	100,000	92,168
5.25%, 7/15/2044	100,000	127,831
4.88%, 12/17/2048	50,000	61,470
Morgan Stanley
6.38%, 7/24/2042	75,000	107,531
4.30%, 1/27/2045	60,000	69,151
Nasdaq, Inc.
3.25%, 4/28/2050	100,000	96,415
Raymond James Financial, Inc.
4.95%, 7/15/2046	45,000	54,302
S&P Global, Inc.
2.30%, 8/15/2060	100,000	79,357

		1,397,836

Chemicals - 1.5%
Albemarle Corp.
5.45%, 12/1/2044	50,000	61,792
Dow Chemical Co. (The)
9.40%, 5/15/2039	58,000	100,160
FMC Corp.
4.50%, 10/1/2049	50,000	56,509
LYB International Finance III LLC
3.80%, 10/1/2060	150,000	145,633
LyondellBasell Industries NV
4.63%, 2/26/2055	100,000	112,642
RPM International, Inc.
4.25%, 1/15/2048	50,000	55,898
Sherwin-Williams Co. (The)
4.50%, 6/1/2047	145,000	168,271
3.80%, 8/15/2049	100,000	105,842

Investments	Principal Amount ($)	Value ($)
3.30%, 5/15/2050	50,000	48,617

		855,364

Commercial Services & Supplies - 0.4%
Republic Services, Inc.
6.20%, 3/1/2040	150,000	206,399

Communications Equipment - 0.7%
Cisco Systems, Inc.
5.90%, 2/15/2039	185,000	254,028
5.50%, 1/15/2040	100,000	132,711

		386,739

Construction & Engineering - 0.2%
Valmont Industries, Inc.
5.00%, 10/1/2044	100,000	117,073

Diversified Telecommunication Services - 4.9%
AT&T, Inc.
6.25%, 3/29/2041	50,000	66,519
4.50%, 3/9/2048	100,000	110,771
5.15%, 2/15/2050	100,000	121,424
3.65%, 6/1/2051	100,000	98,223
3.30%, 2/1/2052	50,000	45,996
3.55%, 9/15/2055	100,000	94,586
3.80%, 12/1/2057	482,000	473,945
Bell Canada
4.30%, 7/29/2049	25,000	29,014
Bell Canada (The)
4.46%, 4/1/2048	150,000	176,481
Telefonica Emisiones SA
5.52%, 3/1/2049	150,000	183,287
TELUS Corp.
4.30%, 6/15/2049	50,000	57,163
Verizon Communications, Inc.
4.27%, 1/15/2036	339,000	380,740
3.40%, 3/22/2041	300,000	297,789
4.00%, 3/22/2050	300,000	324,217
2.88%, 11/20/2050	100,000	89,463
3.55%, 3/22/2051	200,000	202,870

		2,752,488

Electric Utilities - 6.8%
American Electric Power Co., Inc.
3.25%, 3/1/2050	150,000	140,655
Appalachian Power Co.
7.00%, 4/1/2038	100,000	139,666
Series Y, 4.50%, 3/1/2049	100,000	114,522
Arizona Public Service Co.
4.35%, 11/15/2045	250,000	276,671
Duke Energy Corp.
4.80%, 12/15/2045	150,000	174,682
3.75%, 9/1/2046	150,000	153,541

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Emera US Finance LP
4.75%, 6/15/2046	100,000	112,598
Exelon Corp.
4.70%, 4/15/2050	200,000	238,167
Georgia Power Co.
Series 10-C, 4.75%, 9/1/2040	100,000	114,694
4.30%, 3/15/2042	100,000	109,071
4.30%, 3/15/2043	100,000	109,104
Series B, 3.70%, 1/30/2050	100,000	101,637
Series A, 3.25%, 3/15/2051	150,000	143,028
Interstate Power and Light Co.
6.25%, 7/15/2039	150,000	204,992
MidAmerican Energy Co.
4.25%, 7/15/2049	100,000	117,002
Oklahoma Gas and Electric Co.
4.15%, 4/1/2047	150,000	166,888
Pacific Gas & Electric Co.
4.95%, 7/1/2050	50,000	50,963
PacifiCorp
6.25%, 10/15/2037	100,000	133,466
Southern California Edison Co.
5.50%, 3/15/2040	250,000	299,298
4.50%, 9/1/2040	125,000	134,829
4.65%, 10/1/2043	100,000	111,453
4.00%, 4/1/2047	75,000	78,435
Series C, 4.13%, 3/1/2048	200,000	213,111
Southern Co. (The)
4.40%, 7/1/2046	150,000	166,469
Southwestern Electric Power Co.
Series L, 3.85%, 2/1/2048	100,000	102,581
Tucson Electric Power Co.
4.00%, 6/15/2050	100,000	109,460

		3,816,983

Electrical Equipment - 0.1%
Emerson Electric Co.
5.25%, 11/15/2039	50,000	63,667

Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.
4.38%, 11/15/2057	125,000	139,465
5.45%, 11/15/2079	100,000	125,300
Tyco Electronics Group SA
7.13%, 10/1/2037	100,000	147,143

		411,908

Entertainment - 0.1%
Electronic Arts, Inc.
2.95%, 2/15/2051	50,000	45,496

Investments	Principal Amount ($)	Value ($)
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.
4.00%, 2/1/2050	100,000	110,275
American Tower Corp.
3.10%, 6/15/2050	150,000	134,193
Crown Castle International Corp.
4.15%, 7/1/2050	100,000	106,279
3.25%, 1/15/2051	100,000	92,280
Kimco Realty Corp.
3.70%, 10/1/2049	50,000	51,268
National Retail Properties, Inc.
3.50%, 4/15/2051	150,000	146,884
Regency Centers LP
4.40%, 2/1/2047	50,000	56,211
Ventas Realty LP
5.70%, 9/30/2043	50,000	64,135
Welltower, Inc.
4.95%, 9/1/2048	50,000	62,144
Weyerhaeuser Co.
7.38%, 3/15/2032	50,000	67,785

		891,454

Food Products - 1.1%
Campbell Soup Co.
3.13%, 4/24/2050	100,000	93,069
Mondelez International, Inc.
2.63%, 9/4/2050	150,000	132,037
Tyson Foods, Inc.
5.10%, 9/28/2048	300,000	381,345

		606,451

Gas Utilities - 0.5%
Atmos Energy Corp.
5.50%, 6/15/2041	50,000	63,716
4.13%, 10/15/2044	115,000	127,503
4.30%, 10/1/2048	100,000	115,813

		307,032

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co.
3.79%, 5/20/2050	150,000	157,140
DH Europe Finance II Sarl
3.40%, 11/15/2049	50,000	51,053

		208,193

Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.
4.30%, 12/15/2047	75,000	82,973
Cardinal Health, Inc.
4.37%, 6/15/2047	150,000	160,117
CVS Health Corp.
5.05%, 3/25/2048	210,000	258,191
HCA, Inc.
5.13%, 6/15/2039	100,000	115,952
5.50%, 6/15/2047	100,000	121,218
5.25%, 6/15/2049	100,000	118,310

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Humana, Inc.
8.15%, 6/15/2038	25,000	38,642
Laboratory Corp. of America Holdings
4.70%, 2/1/2045	100,000	116,109
UnitedHealth Group, Inc.
5.95%, 2/15/2041	100,000	135,606
3.05%, 5/15/2041	300,000	294,204
4.63%, 11/15/2041	300,000	354,606
3.70%, 8/15/2049	75,000	79,989
3.88%, 8/15/2059	100,000	110,302
3.13%, 5/15/2060	125,000	118,781

		2,105,000

Hotels, Restaurants & Leisure - 2.3%
McDonald’s Corp.
4.88%, 7/15/2040	50,000	60,129
4.88%, 12/9/2045	125,000	150,509
4.45%, 3/1/2047	200,000	229,080
4.45%, 9/1/2048	100,000	115,641
3.63%, 9/1/2049	250,000	258,281
4.20%, 4/1/2050	100,000	112,517
Starbucks Corp.
4.50%, 11/15/2048	50,000	57,537
4.45%, 8/15/2049	100,000	115,386
3.50%, 11/15/2050	200,000	199,738

		1,298,818

Household Durables - 0.2%
MDC Holdings, Inc.
3.97%, 8/6/2061	100,000	88,726

Household Products - 0.3%
Church & Dwight Co., Inc.
3.95%, 8/1/2047	50,000	56,125
Kimberly-Clark Corp.
5.30%, 3/1/2041	100,000	129,217

		185,342

Independent Power and Renewable Electricity Producers - 0.5%
Exelon Generation Co. LLC
5.75%, 10/1/2041	100,000	116,562
5.60%, 6/15/2042	100,000	115,014
Southern Power Co.
5.15%, 9/15/2041	50,000	58,017

		289,593

Industrial Conglomerates - 0.3%
Honeywell International, Inc.
5.70%, 3/15/2036	100,000	131,709
Trane Technologies Luxembourg Finance SA
4.50%, 3/21/2049	50,000	58,556

		190,265

Insurance - 5.0%
Aflac, Inc.
6.45%, 8/15/2040	50,000	68,858
4.75%, 1/15/2049	50,000	63,225

Investments	Principal Amount ($)	Value ($)
Alleghany Corp.
4.90%, 9/15/2044	75,000	88,852
Allstate Corp. (The)
6.50%, 5/15/2057(a)	15,000	19,264
American International Group, Inc.
3.88%, 1/15/2035	110,000	118,009
Aon Corp.
6.25%, 9/30/2040	50,000	69,706
Aon plc
4.60%, 6/14/2044	55,000	63,660
4.75%, 5/15/2045	100,000	118,233
Arch Capital Group Ltd.
7.35%, 5/1/2034	200,000	280,032
Arthur J Gallagher & Co.
3.50%, 5/20/2051	50,000	49,283
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	115,000	154,562
4.25%, 1/15/2049	150,000	173,428
2.85%, 10/15/2050	50,000	45,922
Brighthouse Financial, Inc.
4.70%, 6/22/2047	39,000	39,431
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	100,000	98,963
Hartford Financial Services Group, Inc. (The)
2.90%, 9/15/2051	200,000	184,147
Markel Corp.
5.00%, 4/5/2046	100,000	119,471
4.15%, 9/17/2050	125,000	137,497
3.45%, 5/7/2052	100,000	97,865
Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039	100,000	119,999
4.90%, 3/15/2049	100,000	125,001
Progressive Corp. (The)
4.13%, 4/15/2047	100,000	116,075
Selective Insurance Group, Inc.
5.38%, 3/1/2049	25,000	31,966
W R Berkley Corp.
6.25%, 2/15/2037	100,000	129,287
4.75%, 8/1/2044	100,000	118,721
Willis North America, Inc.
5.05%, 9/15/2048	100,000	121,230
3.88%, 9/15/2049	50,000	51,469

		2,804,156

Interactive Media & Services - 0.1%
Alphabet, Inc.
2.25%, 8/15/2060	75,000	61,137

Internet & Direct Marketing Retail - 1.2%
Alibaba Group Holding Ltd.
4.20%, 12/6/2047	225,000	234,199
3.15%, 2/9/2051	200,000	175,822

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Amazon.com, Inc.
4.25%, 8/22/2057	165,000	198,812
2.70%, 6/3/2060	100,000	88,116

		696,949

IT Services - 1.2%
Fiserv, Inc.
4.40%, 7/1/2049	30,000	33,190
Global Payments, Inc.
4.15%, 8/15/2049	100,000	105,638
International Business Machines Corp.
4.25%, 5/15/2049	100,000	113,742
Mastercard, Inc.
3.65%, 6/1/2049	100,000	109,054
Visa, Inc.
4.30%, 12/14/2045	170,000	200,614
Western Union Co. (The)
6.20%, 6/21/2040	100,000	117,441

		679,679

Leisure Products - 0.1%
Hasbro, Inc.
6.35%, 3/15/2040	50,000	66,598

Machinery - 0.8%
Dover Corp.
5.38%, 3/1/2041	100,000	124,721
Fortive Corp.
4.30%, 6/15/2046	25,000	28,091
Illinois Tool Works, Inc.
3.90%, 9/1/2042	25,000	27,865
Otis Worldwide Corp.
3.11%, 2/15/2040	50,000	48,708
3.36%, 2/15/2050	100,000	99,165
Parker-Hannifin Corp.
4.00%, 6/14/2049	100,000	110,381

		438,931

Media - 3.8%
Charter Communications Operating LLC
3.50%, 6/1/2041	250,000	225,053
6.48%, 10/23/2045	100,000	126,198
5.75%, 4/1/2048	400,000	461,285
3.70%, 4/1/2051	250,000	222,355
Comcast Corp.
2.94%, 11/1/2056(b)	135,000	119,998
2.99%, 11/1/2063(b)	100,000	88,197
Fox Corp.
5.48%, 1/25/2039	100,000	121,332
5.58%, 1/25/2049	150,000	189,919
Interpublic Group of Cos., Inc. (The)
5.40%, 10/1/2048	50,000	64,869
Time Warner Cable LLC
7.30%, 7/1/2038	200,000	266,449
6.75%, 6/15/2039	100,000	128,006

Investments	Principal Amount ($)	Value ($)
5.88%, 11/15/2040	100,000	116,827

		2,130,488

Metals & Mining - 4.4%
ArcelorMittal SA
6.75%, 3/1/2041(c)	100,000	127,539
Barrick Gold Corp.
5.25%, 4/1/2042	100,000	122,868
Barrick North America Finance LLC
5.70%, 5/30/2041	50,000	64,528
5.75%, 5/1/2043	100,000	129,815
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039	80,000	104,520
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	50,000	56,225
5.00%, 9/30/2043	245,000	304,753
Freeport-McMoRan, Inc.
5.45%, 3/15/2043	200,000	235,522
Newmont Corp.
4.88%, 3/15/2042	100,000	120,130
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	75,000	95,047
Southern Copper Corp.
7.50%, 7/27/2035	200,000	275,842
6.75%, 4/16/2040	50,000	67,544
5.88%, 4/23/2045	150,000	195,451
Vale Overseas Ltd.
6.88%, 11/21/2036	150,000	191,326
6.88%, 11/10/2039	200,000	258,189
Vale SA
5.63%, 9/11/2042	100,000	114,274

		2,463,573

Multiline Retail - 0.1%
Dollar General Corp.
4.13%, 4/3/2050	50,000	54,444

Multi-Utilities - 2.7%
Ameren Illinois Co.
4.80%, 12/15/2043	100,000	119,778
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	200,000	263,525
4.45%, 1/15/2049	100,000	115,051
4.25%, 10/15/2050	150,000	172,391
2.85%, 5/15/2051	200,000	179,686
Consolidated Edison Co. of New York, Inc.
4.50%, 5/15/2058	130,000	149,271
3.70%, 11/15/2059	200,000	201,352
Sempra Energy
4.00%, 2/1/2048	100,000	106,101
Southern Co. Gas Capital Corp.
3.95%, 10/1/2046	84,000	87,343
4.40%, 5/30/2047	100,000	111,502

		1,506,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Oil, Gas & Consumable Fuels - 10.4%
Canadian Natural Resources Ltd.
6.50%, 2/15/2037	100,000	127,313
6.25%, 3/15/2038	100,000	126,507
6.75%, 2/1/2039	100,000	132,485
Columbia Pipeline Group, Inc.
5.80%, 6/1/2045	50,000	63,081
Enbridge, Inc.
5.50%, 12/1/2046	25,000	31,725
4.00%, 11/15/2049	150,000	156,222
3.40%, 8/1/2051	100,000	95,490
Energy Transfer LP
5.80%, 6/15/2038	100,000	115,923
6.50%, 2/1/2042	200,000	245,136
5.00%, 5/15/2044(c)	50,000	52,444
6.13%, 12/15/2045	100,000	118,093
6.25%, 4/15/2049	200,000	245,911
Enterprise Products Operating LLC
5.95%, 2/1/2041	180,000	228,833
4.45%, 2/15/2043	300,000	322,743
4.85%, 3/15/2044	230,000	261,586
4.25%, 2/15/2048	85,000	90,741
3.95%, 1/31/2060	150,000	150,351
Exxon Mobil Corp.
4.33%, 3/19/2050	50,000	59,033
3.45%, 4/15/2051	100,000	103,909
Hess Corp.
6.00%, 1/15/2040	50,000	62,100
5.80%, 4/1/2047	100,000	126,507
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	100,000	132,174
6.38%, 3/1/2041	100,000	125,600
Kinder Morgan, Inc.
5.55%, 6/1/2045	125,000	149,327
5.20%, 3/1/2048	100,000	116,213
3.60%, 2/15/2051	100,000	94,587
Magellan Midstream Partners LP
5.15%, 10/15/2043	15,000	17,329
4.20%, 10/3/2047	145,000	150,502
4.85%, 2/1/2049	100,000	114,239
3.95%, 3/1/2050	100,000	100,213
Marathon Oil Corp.
5.20%, 6/1/2045	100,000	114,145
Marathon Petroleum Corp.
4.50%, 4/1/2048	100,000	109,001
MPLX LP
4.70%, 4/15/2048	200,000	217,948
4.90%, 4/15/2058	150,000	163,624
ONEOK Partners LP
6.85%, 10/15/2037	200,000	255,624
6.13%, 2/1/2041	100,000	120,667

Investments	Principal Amount ($)	Value ($)
ONEOK, Inc.
4.95%, 7/13/2047	150,000	164,974
7.15%, 1/15/2051	100,000	138,635
Phillips 66 Partners LP
4.90%, 10/1/2046	75,000	86,939
Plains All American Pipeline LP
4.70%, 6/15/2044	100,000	99,474
Spectra Energy Partners LP
5.95%, 9/25/2043	100,000	129,677
TransCanada PipeLines Ltd.
7.63%, 1/15/2039	100,000	147,028
5.10%, 3/15/2049	100,000	123,120
Williams Cos., Inc. (The)
5.40%, 3/4/2044	50,000	59,581

		5,846,754

Pharmaceuticals - 1.1%
Johnson & Johnson
5.85%, 7/15/2038	150,000	206,543
3.70%, 3/1/2046	55,000	60,861
Royalty Pharma plc
3.55%, 9/2/2050	50,000	45,532
3.35%, 9/2/2051	100,000	88,507
Zoetis, Inc.
4.45%, 8/20/2048	100,000	120,482
3.00%, 5/15/2050	100,000	97,661

		619,586

Professional Services - 0.2%
Equifax, Inc.
7.00%, 7/1/2037	50,000	68,686
Verisk Analytics, Inc.
3.63%, 5/15/2050	50,000	51,077

		119,763

Road & Rail - 2.2%
Burlington Northern Santa Fe LLC
4.90%, 4/1/2044	300,000	372,239
Canadian Pacific Railway Co.
6.13%, 9/15/2115	100,000	140,379
CSX Corp.
4.50%, 8/1/2054	50,000	59,328
Kansas City Southern
4.20%, 11/15/2069	50,000	56,237
Norfolk Southern Corp.
5.10%, 8/1/2118	50,000	60,049
Union Pacific Corp.
3.80%, 10/1/2051	100,000	109,070
3.84%, 3/20/2060	75,000	81,006
4.10%, 9/15/2067	200,000	224,631
3.75%, 2/5/2070	100,000	105,500

		1,208,439

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.
3.47%, 4/15/2034(b)	500,000	495,961
3.14%, 11/15/2035(b)	200,000	189,927
3.50%, 2/15/2041(b)	400,000	380,598
3.75%, 2/15/2051(b)	100,000	96,714
Intel Corp.
4.75%, 3/25/2050	150,000	185,831
4.95%, 3/25/2060	50,000	64,643
Micron Technology, Inc.
3.37%, 11/1/2041	100,000	95,295
Texas Instruments, Inc.
4.15%, 5/15/2048	100,000	117,977

		1,626,946

Software - 2.6%
Microsoft Corp.
2.92%, 3/17/2052	100,000	97,869
2.68%, 6/1/2060	56,000	50,775
3.04%, 3/17/2062	269,000	265,016
Oracle Corp.
6.13%, 7/8/2039	105,000	130,029
3.65%, 3/25/2041	300,000	279,846
4.13%, 5/15/2045	225,000	218,625
3.60%, 4/1/2050	200,000	177,987
4.38%, 5/15/2055	115,000	114,203
3.85%, 4/1/2060	125,000	111,479

		1,445,829

Specialty Retail - 2.6%
Home Depot, Inc. (The)
5.95%, 4/1/2041	100,000	136,856
4.88%, 2/15/2044	75,000	92,858
4.50%, 12/6/2048	300,000	365,666
2.75%, 9/15/2051	250,000	231,372
Lowe’s Cos., Inc.
5.00%, 4/15/2040	100,000	119,398
4.05%, 5/3/2047	200,000	216,462
4.55%, 4/5/2049	150,000	174,675
5.13%, 4/15/2050	100,000	127,093

		1,464,380

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.
4.38%, 5/13/2045	100,000	119,845
4.65%, 2/23/2046	190,000	235,484
2.95%, 9/11/2049	100,000	96,537
2.65%, 2/8/2051	100,000	91,470
2.55%, 8/20/2060	100,000	86,099
2.80%, 2/8/2061	100,000	90,790
Dell International LLC
8.35%, 7/15/2046	62,000	98,212
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(c)	150,000	189,600
HP, Inc.
6.00%, 9/15/2041	100,000	126,104

		1,134,141

Investments	Principal Amount ($)	Value ($)
Tobacco - 4.7%
Altria Group, Inc.
5.80%, 2/14/2039	300,000	341,368
4.25%, 8/9/2042	140,000	132,777
4.50%, 5/2/2043	100,000	98,080
5.38%, 1/31/2044	125,000	136,927
5.95%, 2/14/2049	250,000	291,506
3.70%, 2/4/2051	100,000	86,742
BAT Capital Corp.
4.39%, 8/15/2037	150,000	151,864
4.54%, 8/15/2047	200,000	195,310
4.76%, 9/6/2049	100,000	100,525
Philip Morris International, Inc.
6.38%, 5/16/2038	50,000	67,065
4.13%, 3/4/2043	330,000	342,967
4.25%, 11/10/2044	350,000	375,422
Reynolds American, Inc.
6.15%, 9/15/2043	100,000	116,946
5.85%, 8/15/2045	175,000	199,276

		2,636,775

Trading Companies & Distributors - 0.2%
WW Grainger, Inc.
4.60%, 6/15/2045	100,000	120,232

Water Utilities - 0.5%
American Water Capital Corp.
3.45%, 5/1/2050	200,000	200,190
3.25%, 6/1/2051	100,000	98,470

		298,660

Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc.
4.30%, 2/15/2048	200,000	212,140
4.35%, 5/1/2049	100,000	107,026
3.70%, 11/15/2049	50,000	48,722

		367,888

TOTAL CORPORATE BONDS (Cost $57,053,092)		55,012,565

Total Investments - 98.1% (Cost $57,053,092)		55,012,565
Other assets less liabilities - 1.9%		1,043,631

Net Assets - 100.0%		56,056,196

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2022.

Percentages shown are based on Net Assets.

Security Type	% of Net Assets
Corporate Bonds	98.1%
Others(1)	1.9

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

January 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.5%

Aerospace & Defense - 2.1%
F-Brasile SpA Series NR, 7.38%, 8/15/2026(a)	650,000	641,859
Howmet Aerospace, Inc. 5.95%, 2/1/2037	50,000	56,750
Spirit AeroSystems, Inc. 7.50%, 4/15/2025(a)	790,000	823,697
TransDigm UK Holdings plc 6.88%, 5/15/2026	305,000	316,500
TransDigm, Inc. 8.00%, 12/15/2025(a)	745,000	779,371
6.25%, 3/15/2026(a)	3,170,000	3,268,270
6.38%, 6/15/2026	560,000	570,494
7.50%, 3/15/2027	460,000	477,869
5.50%, 11/15/2027	4,380,000	4,409,017
4.63%, 1/15/2029	1,090,000	1,037,070
4.88%, 5/1/2029	1,105,000	1,062,678
Triumph Group, Inc. 8.88%, 6/1/2024(a)	498,000	532,225
6.25%, 9/15/2024(a)	405,000	404,075

		14,379,875

Air Freight & Logistics - 0.1%
Western Global Airlines LLC 10.38%, 8/15/2025(a)	650,000	718,367

Airlines - 0.9%
American Airlines Group, Inc. 3.75%, 3/1/2025(a)	1,095,000	1,014,797
American Airlines, Inc. 11.75%, 7/15/2025(a)	2,175,000	2,638,079
5.50%, 4/20/2026(a)	1,110,000	1,134,975
5.75%, 4/20/2029(a)	1,120,000	1,148,515

		5,936,366

Auto Components - 2.1%
Adient US LLC 9.00%, 4/15/2025(a)	480,000	509,170
Allison Transmission, Inc. 3.75%, 1/30/2031(a)	285,000	265,284
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	860,000	795,706
Clarios Global LP 6.75%, 5/15/2025(a)	605,000	628,392
6.25%, 5/15/2026(a)	766,000	792,776
8.50%, 5/15/2027(a)	2,570,000	2,690,649

Investments	Principal Amount ($)	Value ($)
Cooper-Standard Automotive, Inc. 13.00%, 6/1/2024(a)	530,000	566,382
Dealer Tire LLC 8.00%, 2/1/2028(a)	1,015,000	1,041,639
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029(a)	1,250,000	1,207,812
Icahn Enterprises LP 5.25%, 5/15/2027	1,295,000	1,307,231
4.38%, 2/1/2029	695,000	660,629
IHO Verwaltungs GmbH 6.38%, 5/15/2029(a)(b)	400,000	421,222
Patrick Industries, Inc. 7.50%, 10/15/2027(a)	180,000	189,222
4.75%, 5/1/2029(a)	675,000	652,404
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029(a)	1,140,000	1,117,747
Tenneco, Inc. 7.88%, 1/15/2029(a)	580,000	617,337
Wheel Pros, Inc. 6.50%, 5/15/2029(a)	980,000	912,625

		14,376,227

Automobiles - 1.9%
Ford Motor Co. 6.63%, 10/1/2028	330,000	382,800
6.38%, 2/1/2029	150,000	169,222
9.63%, 4/22/2030	750,000	1,055,025
7.45%, 7/16/2031	982,000	1,246,924
3.25%, 2/12/2032	2,695,000	2,580,031
4.75%, 1/15/2043	996,000	1,020,671
7.40%, 11/1/2046	450,000	595,831
5.29%, 12/8/2046	400,000	439,588
Jaguar Land Rover Automotive plc 7.75%, 10/15/2025(a)	395,000	414,979
5.88%, 1/15/2028(a)	1,120,000	1,111,421
5.50%, 7/15/2029(a)	1,090,000	1,053,708
Mclaren Finance plc 7.50%, 8/1/2026(a)	1,060,000	1,086,739
PM General Purchaser LLC 9.50%, 10/1/2028(a)	1,685,000	1,672,809

		12,829,748

Banks - 0.6%
Intesa Sanpaolo SpA 4.20%, 6/1/2032(a)(c)	85,000	81,619
UniCredit SpA 7.30%, 4/2/2034(a)(c)	2,160,000	2,483,076
5.46%, 6/30/2035(a)(c)	1,215,000	1,271,394

		3,836,089

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Beverages - 0.2%
Triton Water Holdings, Inc. 6.25%, 4/1/2029(a)	1,540,000	1,445,675

Biotechnology - 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(a)	100,000	92,154
Grifols Escrow Issuer SA 4.75%, 10/15/2028(a)	300,000	298,944
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027(a)	350,000	363,099

		754,197

Building Products - 0.9%
Builders FirstSource, Inc. 6.75%, 6/1/2027(a)	495,000	515,914
CP Atlas Buyer, Inc. 7.00%, 12/1/2028(a)	1,064,000	1,013,524
Eco Material Technologies, Inc. 7.88%, 1/31/2027(a)	300,000	304,512
Griffon Corp. 5.75%, 3/1/2028	1,160,000	1,161,003
MIWD Holdco II LLC 5.50%, 2/1/2030(a)	300,000	298,227
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028(a)	795,000	796,157
9.75%, 7/15/2028(a)	535,000	564,502
Standard Industries, Inc. 4.38%, 7/15/2030(a)	405,000	388,450
3.38%, 1/15/2031(a)	420,000	382,878
Victors Merger Corp. 6.38%, 5/15/2029(a)	1,085,000	996,394

		6,421,561

Capital Markets - 0.6%
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029(a)	830,000	845,579
Coinbase Global, Inc. 3.38%, 10/1/2028(a)	2,195,000	1,968,378
3.63%, 10/1/2031(a)	440,000	383,088
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029(a)	100,000	98,889
Hightower Holding LLC 6.75%, 4/15/2029(a)	530,000	541,551
LPL Holdings, Inc. 4.00%, 3/15/2029(a)	140,000	136,129
4.38%, 5/15/2031(a)	200,000	195,564
Nomura Holdings, Inc. 2.65%, 1/16/2025	225,000	228,200

		4,397,378

Chemicals - 3.4%
Ashland LLC 6.88%, 5/15/2043	45,000	56,418

Investments	Principal Amount ($)	Value ($)
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028(a)	1,540,000	1,515,961
7.50%, 9/30/2029(a)	715,000	694,340
Avient Corp. 5.75%, 5/15/2025(a)	365,000	375,149
Axalta Coating Systems LLC 3.38%, 2/15/2029(a)	150,000	138,409
Chemours Co. (The) 5.75%, 11/15/2028(a)	645,000	656,190
4.63%, 11/15/2029(a)	935,000	889,793
Cornerstone Chemical Co. 6.75%, 8/15/2024(a)	480,000	419,717
CVR Partners LP 6.13%, 6/15/2028(a)	565,000	574,961
EverArc Escrow Sarl 5.00%, 10/30/2029(a)	1,605,000	1,536,186
Gates Global LLC 6.25%, 1/15/2026(a)	510,000	525,810
Herens Holdco Sarl 4.75%, 5/15/2028(a)	590,000	564,662
Illuminate Buyer LLC 9.00%, 7/1/2028(a)	555,000	586,277
Ingevity Corp. 4.50%, 2/1/2026(a)	150,000	149,928
LSB Industries, Inc. 6.25%, 10/15/2028(a)	980,000	996,253
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029(a)	620,000	608,468
Methanex Corp. 5.25%, 12/15/2029	160,000	162,080
Minerals Technologies, Inc. 5.00%, 7/1/2028(a)	230,000	233,842
NOVA Chemicals Corp. 4.25%, 5/15/2029(a)	400,000	381,580
Nufarm Australia Ltd. 5.00%, 1/27/2030(a)	250,000	249,035
Olympus Water US Holding Corp. 4.25%, 10/1/2028(a)	910,000	865,137
6.25%, 10/1/2029(a)	870,000	827,627
Polar US Borrower LLC 6.75%, 5/15/2026(a)	750,000	717,229
Rayonier AM Products, Inc. 7.63%, 1/15/2026(a)	915,000	936,933
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028(a)	2,485,000	2,335,999
6.63%, 5/1/2029(a)	1,500,000	1,400,625
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026	290,000	296,877
TPC Group, Inc. 10.50%, 8/1/2024(a)	1,975,000	1,316,357

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Tronox, Inc. 4.63%, 3/15/2029(a)	400,000	385,888
Valvoline, Inc. 4.25%, 2/15/2030(a)	100,000	96,750
Venator Finance Sarl 9.50%, 7/1/2025(a)	150,000	163,690
WR Grace Holdings LLC 5.63%, 8/15/2029(a)	2,515,000	2,433,263

		23,091,434

Commercial Services & Supplies - 6.4%
ADT Security Corp. (The) 4.13%, 8/1/2029(a)	255,000	240,318
Allied Universal Holdco LLC 9.75%, 7/15/2027(a)	1,810,000	1,912,310
4.63%, 6/1/2028(a)	2,490,000	2,373,941
6.00%, 6/1/2029(a)	2,955,000	2,805,418
APi Group DE, Inc. 4.13%, 7/15/2029(a)	375,000	361,493
Aptim Corp. 7.75%, 6/15/2025(a)	885,000	769,950
APX Group, Inc. 6.75%, 2/15/2027(a)	1,040,000	1,069,442
5.75%, 7/15/2029(a)	1,450,000	1,354,416
Aramark Services, Inc. 5.00%, 4/1/2025(a)	390,000	395,542
6.38%, 5/1/2025(a)	1,190,000	1,231,650
5.00%, 2/1/2028(a)	1,068,000	1,062,334
Cimpress plc 7.00%, 6/15/2026(a)	550,000	566,068
CoreCivic, Inc. 8.25%, 4/15/2026	1,320,000	1,381,308
4.75%, 10/15/2027	780,000	700,311
Covanta Holding Corp. 5.00%, 9/1/2030	100,000	99,218
Deluxe Corp. 8.00%, 6/1/2029(a)	1,085,000	1,121,022
Garda World Security Corp. 4.63%, 2/15/2027(a)	780,000	762,509
9.50%, 11/1/2027(a)	600,000	631,371
6.00%, 6/1/2029(a)	915,000	858,654
GFL Environmental, Inc. 4.00%, 8/1/2028(a)	1,470,000	1,371,804
3.50%, 9/1/2028(a)	130,000	122,570
4.75%, 6/15/2029(a)	360,000	349,758
4.38%, 8/15/2029(a)	1,040,000	992,269
Harsco Corp. 5.75%, 7/31/2027(a)	450,000	457,895
Intrado Corp. 8.50%, 10/15/2025(a)	1,415,000	1,381,847
KAR Auction Services, Inc. 5.13%, 6/1/2025(a)	925,000	927,479

Investments	Principal Amount ($)	Value ($)
Legends Hospitality Holding Co. LLC 5.00%, 2/1/2026(a)	260,000	259,390
Madison IAQ LLC 4.13%, 6/30/2028(a)	285,000	271,889
5.88%, 6/30/2029(a)	2,545,000	2,355,983
Nielsen Finance LLC 5.63%, 10/1/2028(a)	1,940,000	1,950,379
4.50%, 7/15/2029(a)	1,190,000	1,111,555
5.88%, 10/1/2030(a)	1,535,000	1,540,088
4.75%, 7/15/2031(a)	1,520,000	1,416,192
Pitney Bowes, Inc. 6.88%, 3/15/2027(a)	575,000	568,899
7.25%, 3/15/2029(a)	500,000	501,875
Prime Security Services Borrower LLC 3.38%, 8/31/2027(a)	1,240,000	1,153,051
6.25%, 1/15/2028(a)	2,520,000	2,516,094
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025(a)	440,000	443,740
Stericycle, Inc. 5.38%, 7/15/2024(a)	610,000	619,010
3.88%, 1/15/2029(a)	45,000	42,820
Vericast Corp. 11.00%, 9/15/2026(a)	2,880,000	2,998,800
Waste Pro USA, Inc. 5.50%, 2/15/2026(a)	660,000	641,226

		43,691,888

Construction & Engineering - 1.3%
Artera Services LLC 9.03%, 12/4/2025(a)	2,610,000	2,671,374
Brand Industrial Services, Inc. 8.50%, 7/15/2025(a)	2,277,000	2,144,604
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026(a)	465,000	471,317
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029(a)	640,000	655,472
IEA Energy Services LLC 6.63%, 8/15/2029(a)	575,000	562,822
Pike Corp. 5.50%, 9/1/2028(a)	1,335,000	1,307,098
Railworks Holdings LP 8.25%, 11/15/2028(a)	630,000	654,057
VM Consolidated, Inc. 5.50%, 4/15/2029(a)	695,000	692,383

		9,159,127

Consumer Finance - 1.9%
Cobra AcquisitionCo LLC 6.38%, 11/1/2029(a)	710,000	691,316
Credit Acceptance Corp. 5.13%, 12/31/2024(a)	300,000	303,300
6.63%, 3/15/2026	400,000	412,552

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Curo Group Holdings Corp. 7.50%, 8/1/2028(a)	2,195,000	2,066,691
Enova International, Inc. 8.50%, 9/1/2024(a)	290,000	292,477
FirstCash, Inc. 4.63%, 9/1/2028(a)	602,000	575,166
5.63%, 1/1/2030(a)	965,000	966,081
Ford Motor Credit Co. LLC 5.11%, 5/3/2029	1,502,000	1,613,080
4.00%, 11/13/2030	1,465,000	1,475,248
3.63%, 6/17/2031	950,000	940,699
goeasy Ltd. 5.38%, 12/1/2024(a)	405,000	413,505
LFS Topco LLC 5.88%, 10/15/2026(a)	285,000	290,828
PRA Group, Inc. 7.38%, 9/1/2025(a)	225,000	238,887
5.00%, 10/1/2029(a)	835,000	825,619
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	1,160,000	1,132,839
World Acceptance Corp. 7.00%, 11/1/2026(a)	860,000	826,847

		13,065,135

Containers & Packaging - 1.2%
Ardagh Metal Packaging Finance USA LLC 4.00%, 9/1/2029(a)	200,000	190,849
Ball Corp. 2.88%, 8/15/2030	260,000	241,605
3.13%, 9/15/2031	200,000	186,676
Cascades, Inc. 5.38%, 1/15/2028(a)	285,000	289,608
Graham Packaging Co., Inc. 7.13%, 8/15/2028(a)	1,190,000	1,209,463
Greif, Inc. 6.50%, 3/1/2027(a)	410,000	424,811
Intelligent Packaging Ltd. Finco, Inc. 6.00%, 9/15/2028(a)	750,000	746,250
LABL, Inc. 6.75%, 7/15/2026(a)	760,000	771,495
5.88%, 11/1/2028(a)	1,178,000	1,169,165
Mauser Packaging Solutions Holding Co. 7.25%, 4/15/2025(a)	1,195,000	1,185,542
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027(a)	485,000	509,250
Pactiv LLC 7.95%, 12/15/2025	275,000	296,286
Silgan Holdings, Inc. 4.75%, 3/15/2025	185,000	185,007
Trivium Packaging Finance BV 8.50%, 8/15/2027(a)(d)	600,000	619,617

		8,025,624

Investments	Principal Amount ($)	Value ($)
Distributors - 0.2%
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027(a)	1,370,000	1,372,781

Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. 5.50%, 3/1/2028(a)	1,600,000	1,579,832
Carriage Services, Inc. 4.25%, 5/15/2029(a)	620,000	605,374
Graham Holdings Co. 5.75%, 6/1/2026(a)	450,000	465,111
Grand Canyon University 5.13%, 10/1/2028	765,000	777,012
Metis Merger Sub LLC 6.50%, 5/15/2029(a)	1,430,000	1,365,779
Signal Parent, Inc. 6.13%, 4/1/2029(a)	620,000	533,919
Sotheby’s 5.88%, 6/1/2029(a)	650,000	659,185
StoneMor, Inc. 8.50%, 5/15/2029(a)	795,000	814,378
WW International, Inc. 4.50%, 4/15/2029(a)	920,000	817,604

		7,618,194

Diversified Financial Services - 0.9%
Asteroid Private Merger Sub, Inc. 8.50%, 11/15/2029(a)	860,000	877,479
CPI CG, Inc. 8.63%, 3/15/2026(a)	547,000	561,252
Ford Holdings LLC 9.30%, 3/1/2030	210,000	282,530
Jefferies Finance LLC 5.00%, 8/15/2028(a)	1,130,000	1,112,027
Jefferson Capital Holdings LLC 6.00%, 8/15/2026(a)	450,000	447,210
Midcap Financial Issuer Trust 6.50%, 5/1/2028(a)	1,345,000	1,357,643
5.63%, 1/15/2030(a)	895,000	869,949
Sabre GLBL, Inc. 7.38%, 9/1/2025(a)	770,000	790,467

		6,298,557

Diversified Telecommunication Services - 6.1%
Altice France Holding SA 6.00%, 2/15/2028(a)	2,390,000	2,187,173
Altice France SA 5.50%, 1/15/2028(a)	1,330,000	1,271,906
5.13%, 1/15/2029(a)	795,000	740,292
5.13%, 7/15/2029(a)	2,765,000	2,563,860
5.50%, 10/15/2029(a)	4,975,000	4,722,071
CCO Holdings LLC 4.00%, 3/1/2023(a)	350,000	348,920
5.00%, 2/1/2028(a)	285,000	288,209

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.38%, 6/1/2029(a)	260,000	268,281
4.75%, 3/1/2030(a)	995,000	986,408
4.50%, 8/15/2030(a)	855,000	836,310
4.25%, 2/1/2031(a)	1,035,000	990,247
4.75%, 2/1/2032(a)	140,000	137,831
4.50%, 5/1/2032	1,772,000	1,710,547
4.50%, 6/1/2033(a)	620,000	589,921
4.25%, 1/15/2034(a)	865,000	804,415
Frontier Communications Holdings LLC 5.00%, 5/1/2028(a)	700,000	694,599
6.75%, 5/1/2029(a)	1,965,000	1,973,371
5.88%, 11/1/2029	1,490,000	1,436,427
6.00%, 1/15/2030(a)	2,215,000	2,141,097
Iliad Holding SASU 6.50%, 10/15/2026(a)	835,000	847,057
7.00%, 10/15/2028(a)	1,720,000	1,748,544
Lumen Technologies, Inc. 4.50%, 1/15/2029(a)	330,000	302,963
5.38%, 6/15/2029(a)	1,460,000	1,390,106
Sprint Capital Corp. 8.75%, 3/15/2032	480,000	669,132
Telecom Italia Capital SA 6.38%, 11/15/2033	310,000	317,518
7.20%, 7/18/2036	1,000,000	1,061,515
Telesat Canada 5.63%, 12/6/2026(a)	1,015,000	849,570
4.88%, 6/1/2027(a)	1,030,000	834,084
6.50%, 10/15/2027(a)	1,250,000	771,781
Virgin Media Finance plc 5.00%, 7/15/2030(a)	2,380,000	2,244,649
Virgin Media Secured Finance plc 5.50%, 5/15/2029(a)	1,250,000	1,275,749
4.50%, 8/15/2030(a)	200,000	190,375
Windstream Escrow LLC 7.75%, 8/15/2028(a)	1,986,000	2,006,108
Zayo Group Holdings, Inc. 6.13%, 3/1/2028(a)	2,345,000	2,221,395

		41,422,431

Electric Utilities - 0.4%
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	155,000	198,776
Series C, 5.10%, 7/15/2047(d)	225,000	245,641
Series C, 3.40%, 3/1/2050	340,000	308,941
NextEra Energy Operating Partners LP 4.25%, 7/15/2024(a)	485,000	499,591
NRG Energy, Inc. 6.63%, 1/15/2027	220,000	227,909
3.88%, 2/15/2032(a)	415,000	388,668

Investments	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC 5.63%, 2/15/2027(a)	920,000	939,597

		2,809,123

Electronic Equipment, Instruments & Components - 0.2%
Likewize Corp. 9.75%, 10/15/2025(a)	650,000	697,050
TTM Technologies, Inc. 4.00%, 3/1/2029(a)	525,000	501,335

		1,198,385

Energy Equipment & Services - 1.9%
Archrock Partners LP 6.88%, 4/1/2027(a)	525,000	539,222
6.25%, 4/1/2028(a)	780,000	787,769
Bristow Group, Inc. 6.88%, 3/1/2028(a)	610,000	615,490
CGG SA 8.75%, 4/1/2027(a)	1,184,000	1,185,586
CSI Compressco LP 7.50%, 4/1/2025(a)	175,000	175,787
Oceaneering International, Inc. 6.00%, 2/1/2028	390,000	391,342
Petrofac Ltd. 9.75%, 11/15/2026(a)	2,475,000	2,497,164
Precision Drilling Corp. 7.13%, 1/15/2026(a)	200,000	201,256
6.88%, 1/15/2029(a)	640,000	641,853
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	609,440	582,884
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)	225,000	227,308
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	83,025	81,940
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)	656,250	637,616
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	215,000	213,239
Transocean Sentry Ltd. 5.38%, 5/15/2023(a)	279,108	269,952
USA Compression Partners LP 6.88%, 4/1/2026	730,000	744,027
6.88%, 9/1/2027	1,035,000	1,063,856
Valaris Ltd. 8.25%, 4/30/2028(a)(b)	975,000	1,015,394
Weatherford International Ltd. 11.00%, 12/1/2024(a)	295,000	304,934
Welltec International ApS 8.25%, 10/15/2026(a)	605,000	623,867

		12,800,486

Entertainment - 0.8%
Allen Media LLC 10.50%, 2/15/2028(a)	1,940,000	1,942,987

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Cinemark USA, Inc. 8.75%, 5/1/2025(a)	130,000	136,172
Live Nation Entertainment, Inc. 4.88%, 11/1/2024(a)	345,000	346,318
5.63%, 3/15/2026(a)	300,000	305,567
4.75%, 10/15/2027(a)	1,435,000	1,417,062
Skillz, Inc. 10.25%, 12/15/2026(a)	1,005,000	990,704

		5,138,810

Equity Real Estate Investment Trusts (REITs) - 2.6%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(a)	755,000	756,212
4.50%, 4/1/2027(a)	1,350,000	1,278,828
Diversified Healthcare Trust 9.75%, 6/15/2025	765,000	812,610
GEO Group, Inc. (The) 5.88%, 10/15/2024	372,000	327,817
6.00%, 4/15/2026	825,000	679,804
Global Net Lease, Inc. 3.75%, 12/15/2027(a)	530,000	510,456
Iron Mountain, Inc. 5.00%, 7/15/2028(a)	1,057,000	1,057,058
4.88%, 9/15/2029(a)	120,000	118,630
5.25%, 7/15/2030(a)	2,621,000	2,606,991
4.50%, 2/15/2031(a)	400,000	379,920
5.63%, 7/15/2032(a)	964,000	980,075
Park Intermediate Holdings LLC 7.50%, 6/1/2025(a)	745,000	781,620
Service Properties Trust 4.50%, 6/15/2023	310,000	304,958
4.65%, 3/15/2024	400,000	389,514
4.35%, 10/1/2024	1,080,000	1,033,333
4.50%, 3/15/2025	485,000	461,022
7.50%, 9/15/2025	1,200,000	1,266,680
5.25%, 2/15/2026	425,000	405,482
4.75%, 10/1/2026	545,000	509,384
Uniti Group LP 7.88%, 2/15/2025(a)	2,150,000	2,238,107
4.75%, 4/15/2028(a)	835,000	809,649
XHR LP 6.38%, 8/15/2025(a)	170,000	176,235

		17,884,385

Food & Staples Retailing - 0.3%
C&S Group Enterprises LLC 5.00%, 12/15/2028(a)	660,000	601,366
Performance Food Group, Inc. 4.25%, 8/1/2029(a)	140,000	131,601
US Foods, Inc. 6.25%, 4/15/2025(a)	845,000	874,537
4.75%, 2/15/2029(a)	250,000	246,069

Investments	Principal Amount ($)	Value ($)
4.63%, 6/1/2030(a)	130,000	126,954

		1,980,527

Food Products - 1.8%
B&G Foods, Inc. 5.25%, 9/15/2027	420,000	425,659
Darling Ingredients, Inc. 5.25%, 4/15/2027(a)	375,000	382,875
Del Monte Foods, Inc. 11.88%, 5/15/2025(a)	585,000	647,095
Kraft Heinz Foods Co. 5.00%, 6/4/2042	190,000	217,055
5.20%, 7/15/2045	550,000	639,401
4.38%, 6/1/2046	565,000	599,323
4.88%, 10/1/2049	385,000	440,052
5.50%, 6/1/2050	415,000	515,175
Lamb Weston Holdings, Inc. 4.38%, 1/31/2032(a)	150,000	148,179
Post Holdings, Inc. 5.75%, 3/1/2027(a)	875,000	899,108
5.63%, 1/15/2028(a)	955,000	978,684
5.50%, 12/15/2029(a)	1,615,000	1,661,181
4.63%, 4/15/2030(a)	2,613,000	2,521,989
4.50%, 9/15/2031(a)	825,000	786,159
Sigma Holdco BV 7.88%, 5/15/2026(a)	680,000	612,544
Simmons Foods, Inc. 4.63%, 3/1/2029(a)	980,000	941,393

		12,415,872

Gas Utilities - 0.1%
Suburban Propane Partners LP 5.88%, 3/1/2027	240,000	246,874
5.00%, 6/1/2031(a)	110,000	108,496
Superior Plus LP 4.50%, 3/15/2029(a)	620,000	621,891

		977,261

Health Care Equipment & Supplies - 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028(a)	105,000	104,934
Mozart Debt Merger Sub, Inc. 3.88%, 4/1/2029(a)	1,090,000	1,050,253
5.25%, 10/1/2029(a)	1,200,000	1,169,178
Ortho-Clinical Diagnostics, Inc. 7.38%, 6/1/2025(a)	130,000	136,236
7.25%, 2/1/2028(a)	249,000	263,910
Varex Imaging Corp. 7.88%, 10/15/2027(a)	170,000	186,335

		2,910,846

Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028(a)	300,000	304,780
AHP Health Partners, Inc. 5.75%, 7/15/2029(a)	360,000	354,114

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Air Methods Corp. 8.00%, 5/15/2025(a)	425,000	345,986
Centene Corp. 3.00%, 10/15/2030	260,000	252,693
2.50%, 3/1/2031	250,000	232,750
Community Health Systems, Inc. 5.63%, 3/15/2027(a)	105,000	105,867
5.25%, 5/15/2030(a)	250,000	249,249
DaVita, Inc. 4.63%, 6/1/2030(a)	923,000	899,390
3.75%, 2/15/2031(a)	570,000	524,676
Encompass Health Corp. 5.75%, 9/15/2025	250,000	253,348
4.50%, 2/1/2028	500,000	499,810
4.75%, 2/1/2030	530,000	524,215
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	2,500,000	1,304,538
Global Medical Response, Inc. 6.50%, 10/1/2025(a)	715,000	716,148
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026(a)	55,000	56,101
HCA, Inc. 5.63%, 9/1/2028	150,000	167,267
3.50%, 9/1/2030	485,000	485,815
LifePoint Health, Inc. 5.38%, 1/15/2029(a)	1,015,000	966,752
ModivCare, Inc. 5.88%, 11/15/2025(a)	374,000	389,241
Molina Healthcare, Inc. 4.38%, 6/15/2028(a)	1,005,000	1,009,477
3.88%, 5/15/2032(a)	400,000	386,570
Prime Healthcare Services, Inc. 7.25%, 11/1/2025(a)	80,000	83,709
Radiology Partners, Inc. 9.25%, 2/1/2028(a)	1,980,000	1,974,496
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)	715,000	697,357
Select Medical Corp. 6.25%, 8/15/2026(a)	880,000	904,917
Tenet Healthcare Corp. 7.50%, 4/1/2025(a)	550,000	573,569
6.25%, 2/1/2027(a)	1,215,000	1,244,470
6.13%, 10/1/2028(a)	3,050,000	3,059,851
US Acute Care Solutions LLC 6.38%, 3/1/2026(a)	355,000	357,268
US Renal Care, Inc. 10.63%, 7/15/2027(a)	1,468,000	1,499,246

		20,423,670

Health Care Technology - 0.3%
IQVIA, Inc. 5.00%, 10/15/2026(a)	955,000	976,325

Investments	Principal Amount ($)	Value ($)
5.00%, 5/15/2027(a)	900,000	921,362

		1,897,687

Hotels, Restaurants & Leisure - 6.1%
1011778 BC ULC 5.75%, 4/15/2025(a)	420,000	433,047
4.38%, 1/15/2028(a)	665,000	653,865
4.00%, 10/15/2030(a)	1,110,000	1,029,203
Affinity Gaming 6.88%, 12/15/2027(a)	1,265,000	1,285,828
Arrow Bidco LLC 9.50%, 3/15/2024(a)	190,000	192,821
Boyd Gaming Corp. 4.75%, 6/15/2031(a)	485,000	476,789
Caesars Entertainment, Inc. 8.13%, 7/1/2027(a)	1,759,000	1,895,753
CEC Entertainment LLC 6.75%, 5/1/2026(a)	1,265,000	1,216,810
Cedar Fair LP 5.38%, 4/15/2027	250,000	253,456
6.50%, 10/1/2028	215,000	226,629
5.25%, 7/15/2029	925,000	927,410
Churchill Downs, Inc. 5.50%, 4/1/2027(a)	400,000	411,160
Dave & Buster’s, Inc. 7.63%, 11/1/2025(a)	353,000	373,716
Fertitta Entertainment LLC 4.63%, 1/15/2029(a)	250,000	244,235
6.75%, 1/15/2030(a)	400,000	389,314
GPS Hospitality Holding Co. LLC 7.00%, 8/15/2028(a)	1,155,000	984,638
Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025(a)	340,000	349,136
3.63%, 2/15/2032(a)	265,000	251,939
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029(a)	1,150,000	1,146,257
4.88%, 7/1/2031(a)	85,000	82,489
KFC Holding Co. 4.75%, 6/1/2027(a)	600,000	612,687
Life Time, Inc. 5.75%, 1/15/2026(a)	905,000	910,204
8.00%, 4/15/2026(a)	505,000	514,577
Lindblad Expeditions LLC 6.75%, 2/15/2027(a)	100,000	101,306
MajorDrive Holdings IV LLC 6.38%, 6/1/2029(a)	1,115,000	1,060,677
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	265,000	263,435
4.50%, 6/15/2029(a)	430,000	422,516
MGM Resorts International 6.75%, 5/1/2025	660,000	683,908
4.75%, 10/15/2028	135,000	134,112

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Midwest Gaming Borrower LLC 4.88%, 5/1/2029(a)	1,555,000	1,521,762
Mohegan Gaming & Entertainment 8.00%, 2/1/2026(a)	2,070,000	2,112,746
Motion Bondco DAC 6.63%, 11/15/2027(a)	600,000	599,574
Peninsula Pacific Entertainment LLC 8.50%, 11/15/2027(a)	1,110,000	1,192,223
Raptor Acquisition Corp. 4.88%, 11/1/2026(a)	300,000	297,629
Resorts World Las Vegas LLC 4.63%, 4/16/2029(a)	2,110,000	2,034,301
4.63%, 4/6/2031(a)	200,000	191,042
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025(a)	730,000	808,969
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029(a)	1,120,000	1,090,090
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	870,000	871,057
Sizzling Platter LLC 8.50%, 11/28/2025(a)	1,010,000	1,005,066
TKC Holdings, Inc. 6.88%, 5/15/2028(a)	835,000	840,369
10.50%, 5/15/2029(a)	1,670,000	1,747,238
Travel + Leisure Co. 4.63%, 3/1/2030(a)	500,000	490,140
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	555,000	576,275
Viking Cruises Ltd. 6.25%, 5/15/2025(a)	235,000	232,789
5.88%, 9/15/2027(a)	2,020,000	1,843,098
7.00%, 2/15/2029(a)	1,165,000	1,116,961
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029(a)	460,000	450,349
VOC Escrow Ltd. 5.00%, 2/15/2028(a)	1,550,000	1,501,904
Wynn Las Vegas LLC 4.25%, 5/30/2023(a)	330,000	330,335
5.50%, 3/1/2025(a)	1,895,000	1,908,198
Wynn Resorts Finance LLC 7.75%, 4/15/2025(a)	410,000	427,411
Yum! Brands, Inc. 4.75%, 1/15/2030(a)	170,000	174,930
3.63%, 3/15/2031	600,000	568,167
4.63%, 1/31/2032	195,000	194,412
6.88%, 11/15/2037	100,000	117,244

		41,772,196

Household Durables - 1.2%
Ashton Woods USA LLC 4.63%, 8/1/2029(a)	550,000	542,550

Investments	Principal Amount ($)	Value ($)
4.63%, 4/1/2030(a)	495,000	487,694
Beazer Homes USA, Inc. 7.25%, 10/15/2029	385,000	411,661
Brookfield Residential Properties, Inc. 6.25%, 9/15/2027(a)	540,000	557,650
4.88%, 2/15/2030(a)	755,000	733,471
Century Communities, Inc. 6.75%, 6/1/2027	400,000	416,625
Empire Communities Corp. 7.00%, 12/15/2025(a)	730,000	743,731
Installed Building Products, Inc. 5.75%, 2/1/2028(a)	290,000	298,101
Mattamy Group Corp. 4.63%, 3/1/2030(a)	615,000	605,022
New Home Co., Inc. (The) 7.25%, 10/15/2025(a)	550,000	557,505
Newell Brands, Inc. 6.00%, 4/1/2046(d)	291,000	343,805
Picasso Finance Sub, Inc. 6.13%, 6/15/2025(a)	430,000	446,174
Shea Homes LP 4.75%, 2/15/2028(a)	175,000	172,511
SWF Escrow Issuer Corp. 6.50%, 10/1/2029(a)	1,660,000	1,545,966
Taylor Morrison Communities, Inc. 6.63%, 7/15/2027(a)	190,000	198,102

		8,060,568

Household Products - 0.6%
Energizer Holdings, Inc. 4.75%, 6/15/2028(a)	800,000	781,744
4.38%, 3/31/2029(a)	1,830,000	1,733,092
Kronos Acquisition Holdings, Inc. 5.00%, 12/31/2026(a)	450,000	421,659
7.00%, 12/31/2027(a)	1,105,000	1,002,423
Spectrum Brands, Inc. 5.75%, 7/15/2025	475,000	485,191

		4,424,109

Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. 5.13%, 3/15/2028(a)	230,000	224,907
4.63%, 2/1/2029(a)	70,000	65,734
5.00%, 2/1/2031(a)	460,000	434,422
3.75%, 3/1/2031(a)	100,000	91,035

		816,098

Insurance - 2.3%
Acrisure LLC 7.00%, 11/15/2025(a)	1,065,000	1,065,154
4.25%, 2/15/2029(a)	850,000	805,010
6.00%, 8/1/2029(a)	955,000	908,420
Alliant Holdings Intermediate LLC 6.75%, 10/15/2027(a)	1,415,000	1,402,159
5.88%, 11/1/2029(a)	920,000	903,086

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
AmWINS Group, Inc. 4.88%, 6/30/2029(a)	830,000	813,578
Assurant, Inc. 7.00%, 3/27/2048(c)	360,000	409,500
AssuredPartners, Inc. 7.00%, 8/15/2025(a)	135,000	135,045
5.63%, 1/15/2029(a)	870,000	809,805
BroadStreet Partners, Inc. 5.88%, 4/15/2029(a)	1,590,000	1,517,933
Enstar Finance LLC 5.75%, 9/1/2040(c)	225,000	233,149
GTCR AP Finance, Inc. 8.00%, 5/15/2027(a)	745,000	760,787
HUB International Ltd. 5.63%, 12/1/2029(a)	1,035,000	1,018,569
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(a)	275,000	375,311
4.30%, 2/1/2061(a)	125,000	111,256
NFP Corp. 6.88%, 8/15/2028(a)	4,315,000	4,111,440
Ryan Specialty Group LLC 4.38%, 2/1/2030(a)	300,000	298,125

		15,678,327

Interactive Media & Services - 0.5%
Rackspace Technology Global, Inc. 3.50%, 2/15/2028(a)	585,000	547,078
5.38%, 12/1/2028(a)	1,190,000	1,111,097
TripAdvisor, Inc. 7.00%, 7/15/2025(a)	425,000	445,710
ZipRecruiter, Inc. 5.00%, 1/15/2030(a)	980,000	972,503

		3,076,388

Internet & Direct Marketing Retail - 0.4%
ANGI Group LLC 3.88%, 8/15/2028(a)	875,000	803,556
Millennium Escrow Corp. 6.63%, 8/1/2026(a)	1,045,000	1,037,978
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	955,000	965,868
QVC, Inc. 5.45%, 8/15/2034	100,000	90,880

		2,898,282

IT Services - 1.3%
Acuris Finance Us, Inc. 5.00%, 5/1/2028(a)	559,000	535,706
Ahead DB Holdings LLC 6.63%, 5/1/2028(a)	940,000	913,840
Arches Buyer, Inc. 4.25%, 6/1/2028(a)	275,000	259,408
6.13%, 12/1/2028(a)	1,301,000	1,263,518

Investments	Principal Amount ($)	Value ($)
Austin BidCo, Inc. 7.13%, 12/15/2028(a)	620,000	630,531
Cablevision Lightpath LLC 5.63%, 9/15/2028(a)	895,000	857,705
Conduent Business Services LLC 6.00%, 11/1/2029(a)	955,000	941,864
Endure Digital, Inc. 6.00%, 2/15/2029(a)	1,585,000	1,412,481
ION Trading Technologies Sarl 5.75%, 5/15/2028(a)	625,000	629,009
Northwest Fiber LLC 6.00%, 2/15/2028(a)	620,000	584,298
10.75%, 6/1/2028(a)	219,000	238,067
Presidio Holdings, Inc. 8.25%, 2/1/2028(a)	285,000	301,246
Tempo Acquisition LLC 5.75%, 6/1/2025(a)	130,000	134,375
Unisys Corp. 6.88%, 11/1/2027(a)	295,000	314,545

		9,016,593

Leisure Products - 0.2%
Universal Entertainment Corp. 8.50%, 12/11/2024(a)	1,269,000	1,340,946

Machinery - 0.8%
Amsted Industries, Inc. 4.63%, 5/15/2030(a)	580,000	578,890
Husky III Holding Ltd. 13.00%, 2/15/2025(a)(b)	125,000	130,962
Interpipe Holdings plc 8.38%, 5/13/2026(a)	500,000	381,875
OT Merger Corp. 7.88%, 10/15/2029(a)	580,000	564,624
Titan Acquisition Ltd. 7.75%, 4/15/2026(a)	705,000	719,960
Titan International, Inc. 7.00%, 4/30/2028	815,000	858,786
TK Elevator Holdco GmbH 7.63%, 7/15/2028(a)	325,000	342,605
TK Elevator US Newco, Inc. 5.25%, 7/15/2027(a)	1,130,000	1,146,255
Wabash National Corp. 4.50%, 10/15/2028(a)	625,000	606,581

		5,330,538

Marine - 0.2%
Acu Petroleo Luxembourg Sarl 7.50%, 1/13/2032(a)	980,000	959,244
Stena AB 7.00%, 2/1/2024(a)	395,000	406,615

		1,365,859

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Media - 8.5%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)	875,000	869,794
Altice Financing SA 5.00%, 1/15/2028(a)	1,355,000	1,259,351
5.75%, 8/15/2029(a)	5,200,000	4,865,250
Belo Corp. 7.25%, 9/15/2027	175,000	198,822
CSC Holdings LLC 7.50%, 4/1/2028(a)	1,120,000	1,160,466
6.50%, 2/1/2029(a)	1,350,000	1,408,118
5.75%, 1/15/2030(a)	5,240,000	4,934,298
4.63%, 12/1/2030(a)	805,000	716,579
4.50%, 11/15/2031(a)	220,000	205,341
5.00%, 11/15/2031(a)	200,000	179,746
DIRECTV Holdings LLC 5.88%, 8/15/2027(a)	5,270,000	5,302,147
DISH DBS Corp. 5.88%, 11/15/2024	1,670,000	1,687,301
7.75%, 7/1/2026	3,590,000	3,703,785
5.25%, 12/1/2026(a)	1,110,000	1,078,781
7.38%, 7/1/2028	2,612,000	2,528,259
5.75%, 12/1/2028(a)	845,000	814,061
5.13%, 6/1/2029	3,074,000	2,686,415
Gannett Holdings LLC 6.00%, 11/1/2026(a)	285,000	288,947
GCI LLC 4.75%, 10/15/2028(a)	745,000	737,539
Gray Escrow II, Inc. 5.38%, 11/15/2031(a)	425,000	419,541
Gray Television, Inc. 7.00%, 5/15/2027(a)	500,000	527,440
4.75%, 10/15/2030(a)	370,000	355,069
iHeartCommunications, Inc. 8.38%, 5/1/2027	1,160,000	1,212,913
Liberty Interactive LLC 8.50%, 7/15/2029	140,000	143,822
8.25%, 2/1/2030	135,000	139,858
McGraw-Hill Education, Inc. 5.75%, 8/1/2028(a)	2,360,000	2,245,162
8.00%, 8/1/2029(a)	1,470,000	1,376,354
Midas OpCo Holdings LLC 5.63%, 8/15/2029(a)	1,215,000	1,192,942
Nexstar Media, Inc. 5.63%, 7/15/2027(a)	110,000	112,910
Outfront Media Capital LLC 5.00%, 8/15/2027(a)	150,000	149,235
4.63%, 3/15/2030(a)	300,000	288,057
Radiate Holdco LLC 6.50%, 9/15/2028(a)	2,195,000	2,121,753

Investments	Principal Amount ($)	Value ($)
Scripps Escrow II, Inc. 5.38%, 1/15/2031(a)	725,000	719,417
Sinclair Television Group, Inc. 5.88%, 3/15/2026(a)	125,000	126,391
5.13%, 2/15/2027(a)	665,000	627,624
Sirius XM Radio, Inc. 4.00%, 7/15/2028(a)	790,000	765,616
4.13%, 7/1/2030(a)	375,000	357,842
3.88%, 9/1/2031(a)	395,000	366,096
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)	510,000	500,313
TEGNA, Inc. 4.63%, 3/15/2028	745,000	732,409
5.00%, 9/15/2029	1,190,000	1,175,625
Terrier Media Buyer, Inc. 8.88%, 12/15/2027(a)	935,000	985,934
Univision Communications, Inc. 6.63%, 6/1/2027(a)	110,000	115,666
UPC Broadband Finco BV 4.88%, 7/15/2031(a)	400,000	396,162
UPC Holding BV 5.50%, 1/15/2028(a)	580,000	589,906
Urban One, Inc. 7.38%, 2/1/2028(a)	950,000	967,209
Videotron Ltd. 5.13%, 4/15/2027(a)	420,000	429,801
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028(a)	395,000	372,931
VZ Secured Financing BV 5.00%, 1/15/2032(a)	3,090,000	2,984,461
Ziggo Bond Co. BV 5.13%, 2/28/2030(a)	870,000	826,787

		57,950,246

Metals & Mining - 1.3%
Baffinland Iron Mines Corp. 8.75%, 7/15/2026(a)	420,000	437,848
Century Aluminum Co. 7.50%, 4/1/2028(a)	375,000	398,351
Cleveland-Cliffs, Inc. 6.75%, 3/15/2026(a)	675,000	708,426
Compass Minerals International, Inc. 4.88%, 7/15/2024(a)	135,000	137,306
6.75%, 12/1/2027(a)	590,000	618,748
Eldorado Gold Corp. 6.25%, 9/1/2029(a)	965,000	966,206
FMG Resources August 2006 Pty. Ltd. 4.38%, 4/1/2031(a)	565,000	569,574
Infrabuild Australia Pty. Ltd. 12.00%, 10/1/2024(a)	200,000	206,191

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Joseph T Ryerson & Son, Inc. 8.50%, 8/1/2028(a)	195,000	210,358
New Gold, Inc. 7.50%, 7/15/2027(a)	470,000	494,203
Perenti Finance Pty. Ltd. 6.50%, 10/7/2025(a)	200,000	205,310
Tacora Resources, Inc. 8.25%, 5/15/2026(a)	511,000	505,847
Taseko Mines Ltd. 7.00%, 2/15/2026(a)	610,000	619,363
TMS International Corp. 6.25%, 4/15/2029(a)	720,000	695,628
United States Steel Corp. 6.88%, 3/1/2029	1,365,000	1,385,789
Warrior Met Coal, Inc. 7.88%, 12/1/2028(a)	605,000	635,997

		8,795,145

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029(a)	1,035,000	981,167
New Residential Investment Corp. 6.25%, 10/15/2025(a)	1,195,000	1,184,090
Starwood Property Trust, Inc. 5.50%, 11/1/2023(a)	225,000	231,739
4.38%, 1/15/2027(a)	385,000	384,424

		2,781,420

Multiline Retail - 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026(a)	845,000	871,867

Oil, Gas & Consumable Fuels - 12.9%
Alliance Resource Operating Partners LP 7.50%, 5/1/2025(a)	300,000	304,213
Antero Midstream Partners LP 7.88%, 5/15/2026(a)	460,000	495,054
5.75%, 3/1/2027(a)	310,000	315,207
5.75%, 1/15/2028(a)	585,000	597,080
5.38%, 6/15/2029(a)	185,000	186,535
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(a)	1,310,000	1,310,399
8.25%, 12/31/2028(a)	500,000	524,385
5.88%, 6/30/2029(a)	870,000	840,616
Athabasca Oil Corp. 9.75%, 11/1/2026(a)	675,000	675,891
Baytex Energy Corp. 8.75%, 4/1/2027(a)	1,145,000	1,226,696
Berry Petroleum Co. LLC 7.00%, 2/15/2026(a)	915,000	918,697
Buckeye Partners LP 5.85%, 11/15/2043	120,000	110,186
California Resources Corp. 7.13%, 2/1/2026(a)	671,000	696,834

Investments	Principal Amount ($)	Value ($)
Callon Petroleum Co. 6.13%, 10/1/2024	345,000	345,417
8.25%, 7/15/2025	345,000	339,501
6.38%, 7/1/2026	385,000	372,064
8.00%, 8/1/2028(a)	540,000	551,011
Calumet Specialty Products Partners LP 11.00%, 4/15/2025(a)	825,000	889,977
8.13%, 1/15/2027(a)	260,000	261,475
Centennial Resource Production LLC 5.38%, 1/15/2026(a)	130,000	127,239
6.88%, 4/1/2027(a)	485,000	491,104
Chesapeake Energy Corp. 5.50%, 2/1/2026(a)	625,000	645,100
5.88%, 2/1/2029(a)	155,000	161,866
6.75%, 4/15/2029(a)	1,370,000	1,467,092
Citgo Holding, Inc. 9.25%, 8/1/2024(a)	1,845,000	1,845,184
CITGO Petroleum Corp. 7.00%, 6/15/2025(a)	981,000	989,329
6.38%, 6/15/2026(a)	855,000	851,909
Civitas Resources, Inc. 5.00%, 10/15/2026(a)	720,000	718,747
CNX Resources Corp. 7.25%, 3/14/2027(a)	740,000	777,781
Colgate Energy Partners III LLC 5.88%, 7/1/2029(a)	730,000	743,045
Coronado Finance Pty. Ltd. 10.75%, 5/15/2026(a)	610,000	658,739
CQP Holdco LP 5.50%, 6/15/2031(a)	2,935,000	2,930,055
Crescent Energy Finance LLC 7.25%, 5/1/2026(a)	365,000	375,047
Crestwood Midstream Partners LP 5.75%, 4/1/2025	195,000	196,672
5.63%, 5/1/2027(a)	600,000	602,754
6.00%, 2/1/2029(a)	895,000	904,111
CVR Energy, Inc. 5.25%, 2/15/2025(a)	836,000	807,881
5.75%, 2/15/2028(a)	830,000	798,560
DCP Midstream Operating LP 6.45%, 11/3/2036(a)	125,000	158,729
6.75%, 9/15/2037(a)	100,000	129,144
Delek Logistics Partners LP 6.75%, 5/15/2025	110,000	110,750
7.13%, 6/1/2028(a)	285,000	289,564
DT Midstream, Inc. 4.38%, 6/15/2031(a)	135,000	133,560
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028(a)	1,440,000	1,458,302
Energy Ventures Gom LLC 11.75%, 4/15/2026(a)	1,120,000	1,160,790

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
EnLink Midstream Partners LP 5.05%, 4/1/2045	125,000	107,294
5.45%, 6/1/2047	225,000	200,555
Enviva Partners LP 6.50%, 1/15/2026(a)	593,000	613,245
EQM Midstream Partners LP 4.75%, 1/15/2031(a)	140,000	134,238
6.50%, 7/15/2048	70,000	75,376
Genesis Energy LP 5.63%, 6/15/2024	255,000	252,873
6.50%, 10/1/2025	500,000	490,008
6.25%, 5/15/2026	620,000	599,233
8.00%, 1/15/2027	2,130,000	2,149,191
7.75%, 2/1/2028	1,605,000	1,586,599
Global Partners LP 7.00%, 8/1/2027	175,000	180,948
6.88%, 1/15/2029	995,000	1,031,129
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(a)	600,000	555,153
Gran Tierra Energy, Inc. 7.75%, 5/23/2027(a)	190,000	174,250
Great Western Petroleum LLC 12.00%, 9/1/2025(a)	545,000	571,672
Gulfport Energy Corp. 8.00%, 5/17/2026(a)	725,000	780,173
Harvest Midstream I LP 7.50%, 9/1/2028(a)	925,000	963,836
Hilcorp Energy I LP 6.00%, 2/1/2031(a)	65,000	66,645
Holly Energy Partners LP 5.00%, 2/1/2028(a)	390,000	379,624
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027(a)	715,000	729,411
Ithaca Energy North Sea plc 9.00%, 7/15/2026(a)	1,428,000	1,474,196
ITT Holdings LLC 6.50%, 8/1/2029(a)	2,667,000	2,557,334
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026(a)	290,000	296,815
Matador Resources Co. 5.88%, 9/15/2026	905,000	918,697
MEG Energy Corp. 7.13%, 2/1/2027(a)	1,115,000	1,158,792
Moss Creek Resources Holdings, Inc. 10.50%, 5/15/2027(a)	1,170,000	1,149,022
Murphy Oil Corp. 6.37%, 12/1/2042(d)	35,000	33,514
New Fortress Energy, Inc. 6.75%, 9/15/2025(a)	2,145,000	2,036,291

Investments	Principal Amount ($)	Value ($)
NGL Energy Operating LLC 7.50%, 2/1/2026(a)	2,815,000	2,848,428
NGL Energy Partners LP 7.50%, 11/1/2023	585,000	570,960
6.13%, 3/1/2025	830,000	723,395
7.50%, 4/15/2026	855,000	747,590
Northern Oil and Gas, Inc. 8.13%, 3/1/2028(a)	1,550,000	1,618,293
NuStar Logistics LP 5.63%, 4/28/2027	50,000	51,286
6.38%, 10/1/2030	75,000	81,247
Oasis Midstream Partners LP 8.00%, 4/1/2029(a)	935,000	993,550
Oasis Petroleum, Inc. 6.38%, 6/1/2026(a)	735,000	756,014
Occidental Petroleum Corp. 7.15%, 5/15/2028	75,000	84,879
8.88%, 7/15/2030	805,000	1,044,958
6.63%, 9/1/2030	1,665,000	1,956,974
6.13%, 1/1/2031	1,150,000	1,329,256
7.50%, 5/1/2031	625,000	773,172
7.88%, 9/15/2031	245,000	310,304
6.45%, 9/15/2036	95,000	115,556
Zero Coupon, 10/10/2036	1,640,000	888,765
7.95%, 6/15/2039	50,000	63,713
Parkland Corp. 5.88%, 7/15/2027(a)	635,000	655,520
4.50%, 10/1/2029(a)	625,000	603,234
PBF Holding Co. LLC 9.25%, 5/15/2025(a)	3,095,000	3,028,759
7.25%, 6/15/2025	1,530,000	1,224,000
6.00%, 2/15/2028	1,655,000	1,166,709
PBF Logistics LP 6.88%, 5/15/2023	380,000	373,844
Penn Virginia Holdings LLC 9.25%, 8/15/2026(a)	830,000	852,202
Range Resources Corp. 9.25%, 2/1/2026	500,000	534,690
Renewable Energy Group, Inc. 5.88%, 6/1/2028(a)	760,000	764,549
Rockcliff Energy II LLC 5.50%, 10/15/2029(a)	100,000	100,732
Rockies Express Pipeline LLC 4.80%, 5/15/2030(a)	150,000	149,844
6.88%, 4/15/2040(a)	90,000	95,528
Rockpoint Gas Storage Canada Ltd. 7.00%, 3/31/2023(a)	100,000	100,124
Strathcona Resources Ltd. 6.88%, 8/1/2026(a)	1,050,000	1,045,643
Summit Midstream Holdings LLC 5.75%, 4/15/2025	575,000	514,389
8.50%, 10/15/2026(a)	930,000	954,199

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Sunoco LP 6.00%, 4/15/2027	555,000	573,259
5.88%, 3/15/2028	330,000	342,674
4.50%, 5/15/2029	400,000	392,294
4.50%, 4/30/2030(a)	125,000	122,975
Tallgrass Energy Partners LP 5.50%, 1/15/2028(a)	1,340,000	1,284,095
6.00%, 12/31/2030(a)	1,590,000	1,520,557
6.00%, 9/1/2031(a)	805,000	767,934
Tap Rock Resources LLC 7.00%, 10/1/2026(a)	600,000	615,795
Teine Energy Ltd. 6.88%, 4/15/2029(a)	715,000	731,742
Venture Global Calcasieu Pass LLC 4.13%, 8/15/2031(a)	670,000	675,531
3.88%, 11/1/2033(a)	330,000	327,289
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	1,060,000	1,034,777
Western Midstream Operating LP 5.30%, 2/1/2030(d)	285,000	298,999
5.45%, 4/1/2044	105,000	116,179
5.30%, 3/1/2048	130,000	143,785
6.50%, 2/1/2050(d)	325,000	357,284

		88,187,881

Paper & Forest Products - 0.7%
Domtar Corp. 6.75%, 10/1/2028(a)	1,729,000	1,700,195
Mercer International, Inc. 5.13%, 2/1/2029	1,270,000	1,254,665
Resolute Forest Products, Inc. 4.88%, 3/1/2026(a)	300,000	296,661
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026(a)	635,000	632,565
Sylvamo Corp. 7.00%, 9/1/2029(a)	740,000	761,748

		4,645,834

Personal Products - 0.5%
Herbalife Nutrition Ltd. 7.88%, 9/1/2025(a)	422,000	443,642
HLF Financing Sarl LLC 4.88%, 6/1/2029(a)	1,410,000	1,337,977
Oriflame Investment Holding plc 5.13%, 5/4/2026(a)	1,065,000	952,909
Prestige Brands, Inc. 5.13%, 1/15/2028(a)	145,000	146,279
3.75%, 4/1/2031(a)	200,000	181,820

		3,062,627

Pharmaceuticals - 2.3%
Bausch Health Americas, Inc. 9.25%, 4/1/2026(a)	1,885,000	1,953,331

Investments	Principal Amount ($)	Value ($)
8.50%, 1/31/2027(a)	3,495,000	3,539,125
Bausch Health Cos., Inc. 9.00%, 12/15/2025(a)	1,585,000	1,650,793
7.00%, 1/15/2028(a)	1,605,000	1,442,149
5.00%, 1/30/2028(a)	2,930,000	2,475,205
4.88%, 6/1/2028(a)	350,000	332,560
5.00%, 2/15/2029(a)	260,000	210,213
6.25%, 2/15/2029(a)	975,000	826,507
7.25%, 5/30/2029(a)	625,000	561,812
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027(a)	405,000	414,720
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028(a)	510,000	514,363
Organon & Co. 4.13%, 4/30/2028(a)	450,000	445,574
5.13%, 4/30/2031(a)	577,000	577,450
P&L Development LLC 7.75%, 11/15/2025(a)	685,000	666,375

		15,610,177

Professional Services - 0.5%
ASGN, Inc. 4.63%, 5/15/2028(a)	295,000	295,056
CoreLogic, Inc. 4.50%, 5/1/2028(a)	1,575,000	1,511,527
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029(a)	855,000	854,171
Science Applications International Corp. 4.88%, 4/1/2028(a)	525,000	528,339

		3,189,093

Real Estate Management & Development - 0.9%
Forestar Group, Inc. 3.85%, 5/15/2026(a)	321,000	314,991
5.00%, 3/1/2028(a)	450,000	454,437
Hunt Cos., Inc. 5.25%, 4/15/2029(a)	1,455,000	1,390,871
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	800,000	795,764
4.75%, 2/1/2030	655,000	644,553
5.00%, 3/1/2031	150,000	148,241
WeWork Cos. LLC 5.00%, 7/10/2025(a)	1,220,000	1,039,787
WeWork Cos., Inc. 7.88%, 5/1/2025(a)	1,619,000	1,500,117

		6,288,761

Road & Rail - 1.5%
Albion Financing 1 SARL 6.13%, 10/15/2026(a)	1,395,000	1,382,096
Albion Financing 2SARL 8.75%, 4/15/2027(a)	1,070,000	1,064,142
Carriage Purchaser, Inc. 7.88%, 10/15/2029(a)	835,000	816,296

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
First Student Bidco, Inc. 4.00%, 7/31/2029(a)	120,000	113,902
NESCO Holdings II, Inc. 5.50%, 4/15/2029(a)	1,040,000	1,031,472
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029(a)	1,065,000	1,077,157
Uber Technologies, Inc. 7.50%, 5/15/2025(a)	852,000	891,746
7.50%, 9/15/2027(a)	1,420,000	1,514,075
6.25%, 1/15/2028(a)	525,000	545,478
4.50%, 8/15/2029(a)	325,000	315,859
Watco Cos. LLC 6.50%, 6/15/2027(a)	645,000	668,510
XPO Logistics, Inc. 6.25%, 5/1/2025(a)	909,000	941,983

		10,362,716

Software - 1.3%
ACI Worldwide, Inc. 5.75%, 8/15/2026(a)	295,000	306,358
Change Healthcare Holdings LLC 5.75%, 3/1/2025(a)	1,125,000	1,128,769
Consensus Cloud Solutions, Inc. 6.00%, 10/15/2026(a)	520,000	536,377
6.50%, 10/15/2028(a)	875,000	898,800
Helios Software Holdings, Inc. 4.63%, 5/1/2028(a)	540,000	529,232
LogMeIn, Inc. 5.50%, 9/1/2027(a)	1,000,000	973,820
NortonLifeLock, Inc. 5.00%, 4/15/2025(a)	965,000	968,879
Open Text Corp. 3.88%, 2/15/2028(a)	250,000	245,552
Open Text Holdings, Inc. 4.13%, 2/15/2030(a)	710,000	694,810
Rocket Software, Inc. 6.50%, 2/15/2029(a)	1,270,000	1,205,281
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	1,525,000	1,577,033

		9,064,911

Specialty Retail - 4.0%
99 Escrow Issuer, Inc. 7.50%, 1/15/2026(a)	850,000	645,069
AAG FH LP 9.75%, 7/15/2024(a)	100,000	99,436
Arko Corp. 5.13%, 11/15/2029(a)	765,000	728,750
Asbury Automotive Group, Inc. 5.00%, 2/15/2032(a)	300,000	298,175
At Home Group, Inc. 4.88%, 7/15/2028(a)	170,000	163,459
7.13%, 7/15/2029(a)	1,130,000	1,061,155

Investments	Principal Amount ($)	Value ($)
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027(a)(b)	760,000	743,067
eG Global Finance plc 6.75%, 2/7/2025(a)	585,000	583,736
Ken Garff Automotive LLC 4.88%, 9/15/2028(a)	265,000	256,622
LBM Acquisition LLC 6.25%, 1/15/2029(a)	1,880,000	1,794,460
LCM Investments Holdings II LLC 4.88%, 5/1/2029(a)	140,000	135,095
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026(a)	1,815,000	1,750,577
Michaels Cos., Inc. (The) 5.25%, 5/1/2028(a)	1,830,000	1,766,856
7.88%, 5/1/2029(a)	3,115,000	2,855,489
Murphy Oil USA, Inc. 5.63%, 5/1/2027	220,000	227,604
3.75%, 2/15/2031(a)	150,000	141,601
Park River Holdings, Inc. 5.63%, 2/1/2029(a)	765,000	698,969
6.75%, 8/1/2029(a)	735,000	707,739
PetSmart, Inc. 7.75%, 2/15/2029(a)	1,225,000	1,316,391
Rent-A-Center, Inc. 6.38%, 2/15/2029(a)	740,000	761,553
Sonic Automotive, Inc. 4.88%, 11/15/2031(a)	150,000	145,272
SRS Distribution, Inc. 4.63%, 7/1/2028(a)	115,000	111,323
6.13%, 7/1/2029(a)	1,080,000	1,059,745
6.00%, 12/1/2029(a)	1,770,000	1,721,865
Staples, Inc. 7.50%, 4/15/2026(a)	4,250,000	4,198,936
10.75%, 4/15/2027(a)	2,728,000	2,547,598
White Cap Buyer LLC 6.88%, 10/15/2028(a)	1,015,000	1,042,699

		27,563,241

Technology Hardware, Storage & Peripherals - 0.3%
Diebold Nixdorf, Inc. 9.38%, 7/15/2025(a)	760,000	799,133
Seagate HDD Cayman 5.75%, 12/1/2034	250,000	271,506
Xerox Corp. 6.75%, 12/15/2039	75,000	78,135
Xerox Holdings Corp. 5.50%, 8/15/2028(a)	910,000	916,629

		2,065,403

Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. 4.25%, 3/15/2029(a)	615,000	566,944

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Eagle Intermediate Global Holding BV 7.50%, 5/1/2025(a)	1,650,000	1,487,590
G-III Apparel Group Ltd. 7.88%, 8/15/2025(a)	240,000	253,498
William Carter Co. (The) 5.63%, 3/15/2027(a)	350,000	358,662

		2,666,694

Thrifts & Mortgage Finance - 2.6%
Freedom Mortgage Corp. 7.63%, 5/1/2026(a)	1,195,000	1,142,922
6.63%, 1/15/2027(a)	1,785,000	1,661,496
Home Point Capital, Inc. 5.00%, 2/1/2026(a)	1,210,000	1,051,321
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025(a)	235,000	236,410
REIT, 4.25%, 2/1/2027(a)	715,000	692,370
LD Holdings Group LLC 6.13%, 4/1/2028(a)	1,425,000	1,272,981
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028(a)	1,270,000	1,247,007
5.13%, 12/15/2030(a)	1,595,000	1,497,960
5.75%, 11/15/2031(a)	1,455,000	1,408,789
PennyMac Financial Services, Inc. 5.38%, 10/15/2025(a)	510,000	510,722
4.25%, 2/15/2029(a)	1,260,000	1,146,984
5.75%, 9/15/2031(a)	1,530,000	1,464,692
PHH Mortgage Corp. 7.88%, 3/15/2026(a)	430,000	437,039
Rocket Mortgage LLC 3.88%, 3/1/2031(a)	350,000	328,316
4.00%, 10/15/2033(a)	140,000	131,246
United Wholesale Mortgage LLC 5.50%, 11/15/2025(a)	660,000	640,325
5.75%, 6/15/2027(a)	1,130,000	1,069,675
5.50%, 4/15/2029(a)	1,615,000	1,481,141

		17,421,396

Tobacco - 0.5%
Turning Point Brands, Inc. 5.63%, 2/15/2026(a)	155,000	154,438
Vector Group Ltd. 10.50%, 11/1/2026(a)	1,210,000	1,242,222
5.75%, 2/1/2029(a)	2,105,000	1,948,367

		3,345,027

Trading Companies & Distributors - 0.7%
Alta Equipment Group, Inc. 5.63%, 4/15/2026(a)	285,000	289,686
BlueLinx Holdings, Inc. 6.00%, 11/15/2029(a)	735,000	726,731

Investments	Principal Amount ($)	Value ($)
Fortress Transportation and Infrastructure Investors LLC 9.75%, 8/1/2027(a)	320,000	350,797
5.50%, 5/1/2028(a)	1,350,000	1,309,500
Foundation Building Materials, Inc. 6.00%, 3/1/2029(a)	825,000	797,251
Imola Merger Corp. 4.75%, 5/15/2029(a)	170,000	165,663
WESCO Distribution, Inc. 7.13%, 6/15/2025(a)	1,245,000	1,305,557

		4,945,185

Water Utilities - 0.1%
Solaris Midstream Holdings LLC 7.63%, 4/1/2026(a)	415,000	429,122

Wireless Telecommunication Services - 0.5%
C&W Senior Financing DAC 6.88%, 9/15/2027(a)	1,035,000	1,079,960
Vmed O2 UK Financing I plc 4.25%, 1/31/2031(a)	1,536,000	1,427,558
4.75%, 7/15/2031(a)	760,000	727,404
Vodafone Group plc 7.00%, 4/4/2079(c)	240,000	276,227

		3,511,149

TOTAL CORPORATE BONDS (Cost $684,073,588)		665,815,505

Investments	Shares	Value ($)
COMMON STOCKS - 0.0%(e)

Oil, Gas & Consumable Fuels - 0.0%(e)
Whiting Petroleum Corp.* (Cost $30)	1	56

Total Investments - 97.5% (Cost $684,073,618)		665,815,561
Other assets less liabilities - 2.5%		17,084,196

Net Assets - 100.0%		682,899,757

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Payment in-kind security.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2022.

(e)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Security Type	% of Net Assets
Corporate Bonds	97.5%
Common Stocks	0.0 †
Others(1)	2.5

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate High Yield Corporate Core Index Fund

January 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 96.7%

Aerospace & Defense - 0.4%
Bombardier, Inc. 7.50%, 3/15/2025(a)	48,000	48,686
7.13%, 6/15/2026(a)	41,000	41,769
7.88%, 4/15/2027(a)	39,000	39,434

		129,889

Airlines - 1.4%
American Airlines Group, Inc. 3.75%, 3/1/2025(a)	18,000	16,682
American Airlines, Inc. 11.75%, 7/15/2025(a)	106,000	128,569
5.50%, 4/20/2026(a)	60,000	61,350
5.75%, 4/20/2029(a)	129,000	132,284
United Airlines, Inc. 4.38%, 4/15/2026(a)	28,000	27,842
4.63%, 4/15/2029(a)	28,000	27,753

		394,480

Auto Components - 1.8%
Dealer Tire LLC 8.00%, 2/1/2028(a)	21,000	21,551
Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	79,000	80,319
5.25%, 4/30/2031	71,000	71,735
5.25%, 7/15/2031(a)	30,000	30,258
5.63%, 4/30/2033	29,000	29,599
Icahn Enterprises LP 6.38%, 12/15/2025	34,000	34,643
6.25%, 5/15/2026	39,000	40,131
IHO Verwaltungs GmbH 6.00%, 5/15/2027(a)(b)	111,000	114,408
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029(a)	18,000	17,649
Tenneco, Inc. 5.13%, 4/15/2029(a)	55,000	51,015
Wheel Pros, Inc. 6.50%, 5/15/2029(a)	28,000	26,075

		517,383

Automobiles - 0.8%
Ford Motor Co. 9.00%, 4/22/2025	111,000	131,341
7.45%, 7/16/2031	28,000	35,554
3.25%, 2/12/2032	21,000	20,104
5.29%, 12/8/2046	34,000	37,365

		224,364

Investments	Principal Amount ($)	Value ($)
Banks - 1.1%
Intesa Sanpaolo SpA 5.02%, 6/26/2024(a)	75,000	78,176
4.95%, 6/1/2042(a)(c)	50,000	47,865
UniCredit SpA 5.86%, 6/19/2032(a)(c)	100,000	106,711
5.46%, 6/30/2035(a)(c)	90,000	94,177

		326,929

Beverages - 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029(a)	34,000	32,754

Biotechnology - 0.2%
Grifols Escrow Issuer SA 4.75%, 10/15/2028(a)	60,000	59,789

Building Products - 0.4%
Eco Material Technologies, Inc. 7.88%, 1/31/2027(a)	25,000	25,376
New Enterprise Stone & Lime Co., Inc. 9.75%, 7/15/2028(a)	6,000	6,331
SRM Escrow Issuer LLC 6.00%, 11/1/2028(a)	34,000	34,978
Standard Industries, Inc. 4.75%, 1/15/2028(a)	55,000	54,367

		121,052

Capital Markets - 2.2%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027(a)	16,000	17,648
AG Issuer LLC 6.25%, 3/1/2028(a)	6,000	6,210
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029(a)	26,000	26,488
Coinbase Global, Inc. 3.38%, 10/1/2028(a)	10,000	8,968
3.63%, 10/1/2031(a)	10,000	8,706
Deutsche Bank AG 4.50%, 4/1/2025	125,000	130,307
3.73%, 1/14/2032(c)	73,000	71,051
Dresdner Funding Trust I 8.15%, 6/30/2031(a)	100,000	139,227
MSCI, Inc. 4.00%, 11/15/2029(a)	71,000	71,532
3.63%, 9/1/2030(a)	70,000	68,770
3.88%, 2/15/2031(a)	79,000	79,021

		627,928

Chemicals - 1.8%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028(a)	5,000	4,922
7.50%, 9/30/2029(a)	15,000	14,567

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Avient Corp. 5.75%, 5/15/2025(a)	39,000	40,084
Axalta Coating Systems LLC 3.38%, 2/15/2029(a)	74,000	68,282
Chemours Co. (The) 5.75%, 11/15/2028(a)	18,000	18,312
Cornerstone Chemical Co. 6.75%, 8/15/2024(a)	28,000	24,484
CVR Partners LP 6.13%, 6/15/2028(a)	21,000	21,370
Gates Global LLC 6.25%, 1/15/2026(a)	23,000	23,713
GPD Cos., Inc. 10.13%, 4/1/2026(a)	21,000	22,106
Illuminate Buyer LLC 9.00%, 7/1/2028(a)	16,000	16,902
LSB Industries, Inc. 6.25%, 10/15/2028(a)	15,000	15,249
Methanex Corp. 5.25%, 12/15/2029	21,000	21,273
Olympus Water US Holding Corp. 6.25%, 10/1/2029(a)	15,000	14,269
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028(a)	35,000	32,901
6.63%, 5/1/2029(a)	18,000	16,808
SPCM SA 3.38%, 3/15/2030(a)	15,000	14,104
TPC Group, Inc. 10.50%, 8/1/2024(a)	44,000	29,326
Valvoline, Inc. 4.25%, 2/15/2030(a)	49,000	47,408
Venator Finance Sarl 5.75%, 7/15/2025(a)	28,000	26,358
WR Grace Holdings LLC 5.63%, 8/15/2029(a)	40,000	38,700

		511,138

Commercial Services & Supplies - 3.3%
ADT Security Corp. (The) 4.13%, 8/1/2029(a)	35,000	32,985
4.88%, 7/15/2032(a)	25,000	24,035
Allied Universal Holdco LLC 6.63%, 7/15/2026(a)	95,000	97,673
6.00%, 6/1/2029(a)	98,000	93,039
Aptim Corp. 7.75%, 6/15/2025(a)	21,000	18,270
APX Group, Inc. 6.75%, 2/15/2027(a)	18,000	18,509
5.75%, 7/15/2029(a)	34,000	31,759
Aramark Services, Inc. 6.38%, 5/1/2025(a)	55,000	56,925

Investments	Principal Amount ($)	Value ($)
5.00%, 2/1/2028(a)	34,000	33,820
Garda World Security Corp. 4.63%, 2/15/2027(a)	11,000	10,753
9.50%, 11/1/2027(a)	39,000	41,039
6.00%, 6/1/2029(a)	21,000	19,707
GFL Environmental, Inc. 4.75%, 6/15/2029(a)	40,000	38,862
Interface, Inc. 5.50%, 12/1/2028(a)	28,000	28,815
Intrado Corp. 8.50%, 10/15/2025(a)	34,000	33,203
Nielsen Finance LLC 5.63%, 10/1/2028(a)	79,000	79,423
5.88%, 10/1/2030(a)	34,000	34,113
4.75%, 7/15/2031(a)	44,000	40,995
Prime Security Services Borrower LLC 5.25%, 4/15/2024(a)	18,000	18,576
5.75%, 4/15/2026(a)	79,000	81,986
6.25%, 1/15/2028(a)	39,000	38,939
Vericast Corp. 11.00%, 9/15/2026(a)	45,000	46,856
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026(a)	23,000	23,327

		943,609

Communications Equipment - 0.7%
CommScope Technologies LLC 5.00%, 3/15/2027(a)	55,000	49,100
CommScope, Inc. 6.00%, 3/1/2026(a)	55,000	55,765
8.25%, 3/1/2027(a)	71,000	69,580
4.75%, 9/1/2029(a)	28,000	26,863

		201,308

Construction & Engineering - 0.7%
AECOM 5.13%, 3/15/2027	44,000	45,908
Artera Services LLC 9.03%, 12/4/2025(a)	33,000	33,776
Brand Industrial Services, Inc. 8.50%, 7/15/2025(a)	49,000	46,151
Cellnex Finance Co. SA 3.88%, 7/7/2041(a)	50,000	46,363
Pike Corp. 5.50%, 9/1/2028(a)	21,000	20,561
Tutor Perini Corp. 6.88%, 5/1/2025(a)	21,000	20,843

		213,602

Consumer Finance - 3.7%
Finance of America Funding LLC 7.88%, 11/15/2025(a)	16,000	15,682
Ford Motor Credit Co. LLC 5.13%, 6/16/2025	248,000	260,432

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.38%, 11/13/2025	275,000	275,773
4.00%, 11/13/2030	100,000	100,700
OneMain Finance Corp. 5.63%, 3/15/2023	55,000	56,786
6.13%, 3/15/2024	79,000	82,850
6.88%, 3/15/2025	123,000	133,857
3.50%, 1/15/2027	55,000	52,503
5.38%, 11/15/2029	30,000	30,506
4.00%, 9/15/2030	55,000	51,525

		1,060,614

Containers & Packaging - 1.2%
Berry Global, Inc. 5.63%, 7/15/2027(a)	50,000	51,522
Cascades, Inc. 5.38%, 1/15/2028(a)	34,000	34,550
Crown Americas LLC 4.75%, 2/1/2026	71,000	72,520
4.25%, 9/30/2026	44,000	45,434
Graphic Packaging International LLC 4.13%, 8/15/2024	34,000	35,374
3.50%, 3/1/2029(a)	34,000	32,349
Sealed Air Corp. 5.25%, 4/1/2023(a)	28,000	28,667
4.00%, 12/1/2027(a)	50,000	50,473

		350,889

Distributors - 0.2%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028(a)	18,000	17,652
3.88%, 11/15/2029(a)	11,000	10,354
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027(a)	28,000	28,057

		56,063

Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc. 5.50%, 3/1/2028(a)	34,000	33,571
Service Corp. International 4.63%, 12/15/2027	44,000	45,254
3.38%, 8/15/2030	79,000	73,892
Signal Parent, Inc. 6.13%, 4/1/2029(a)	11,000	9,473
Sotheby’s 7.38%, 10/15/2027(a)	50,000	52,089

		214,279

Diversified Financial Services - 0.4%
CPI CG, Inc. 8.63%, 3/15/2026(a)	28,000	28,730
MPH Acquisition Holdings LLC 5.50%, 9/1/2028(a)	35,000	33,657
5.75%, 11/1/2028(a)	5,000	4,505
Sabre GLBL, Inc. 9.25%, 4/15/2025(a)	28,000	31,372

Investments	Principal Amount ($)	Value ($)
7.38%, 9/1/2025(a)	28,000	28,744

		127,008

Diversified Telecommunication Services - 6.0%
Altice France SA 5.13%, 7/15/2029(a)	75,000	69,544
CCO Holdings LLC 5.13%, 5/1/2027(a)	139,000	142,663
5.00%, 2/1/2028(a)	55,000	55,619
4.50%, 8/15/2030(a)	71,000	69,448
4.50%, 5/1/2032	166,000	160,243
4.25%, 1/15/2034(a)	40,000	37,198
Embarq Corp. 8.00%, 6/1/2036	44,000	45,359
Iliad Holding SASU 6.50%, 10/15/2026(a)	60,000	60,866
7.00%, 10/15/2028(a)	30,000	30,498
Level 3 Financing, Inc. 5.38%, 5/1/2025	34,000	34,518
4.63%, 9/15/2027(a)	79,000	78,792
4.25%, 7/1/2028(a)	45,000	43,010
Lumen Technologies, Inc. 5.63%, 4/1/2025	28,000	28,843
5.13%, 12/15/2026(a)	95,000	95,793
4.00%, 2/15/2027(a)	79,000	76,210
Sprint Capital Corp. 6.88%, 11/15/2028	111,000	132,759
8.75%, 3/15/2032	76,000	105,946
Switch Ltd. 3.75%, 9/15/2028(a)	49,000	46,813
Telecom Italia Capital SA 6.38%, 11/15/2033	79,000	80,916
Telecom Italia SpA 5.30%, 5/30/2024(a)	100,000	103,325
Telesat Canada 6.50%, 10/15/2027(a)	6,000	3,705
Virgin Media Finance plc 5.00%, 7/15/2030(a)	75,000	70,735
Virgin Media Secured Finance plc 5.50%, 5/15/2029(a)	100,000	102,060
Windstream Escrow LLC 7.75%, 8/15/2028(a)	49,000	49,496

		1,724,359

Electric Utilities - 0.4%
FirstEnergy Corp.
Series B, 4.15%, 7/15/2027(d)	50,000	50,994
Series C, 7.38%, 11/15/2031	28,000	35,908
Series C, 3.40%, 3/1/2050	23,000	20,899

		107,801

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Electrical Equipment - 0.6%
Sensata Technologies BV 5.00%, 10/1/2025(a)	111,000	116,829
4.00%, 4/15/2029(a)	50,000	49,223

		166,052

Electronic Equipment, Instruments & Components - 0.1%
Likewize Corp. 9.75%, 10/15/2025(a)	16,000	17,158

Energy Equipment & Services - 2.3%
Archrock Partners LP 6.25%, 4/1/2028(a)	55,000	55,548
CGG SA 8.75%, 4/1/2027(a)	50,000	50,067
Ensign Drilling, Inc. 9.25%, 4/15/2024(a)	21,000	20,081
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025(a)	11,000	5,954
Nabors Industries Ltd. 7.50%, 1/15/2028(a)	28,000	26,312
Nabors Industries, Inc. 5.75%, 2/1/2025	28,000	25,942
Nine Energy Service, Inc. 8.75%, 11/1/2023(a)	16,000	6,859
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	30,000	30,425
Petrofac Ltd. 9.75%, 11/15/2026(a)	40,000	40,358
Precision Drilling Corp. 6.88%, 1/15/2029(a)	23,000	23,066
TechnipFMC plc 6.50%, 2/1/2026(a)	41,000	42,919
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	33,352	31,899
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)	71,250	69,227
Transocean, Inc. 7.50%, 1/15/2026(a)	71,000	54,782
11.50%, 1/30/2027(a)	23,000	22,861
7.50%, 4/15/2031	15,000	9,172
6.80%, 3/15/2038	18,000	10,440
USA Compression Partners LP 6.88%, 4/1/2026	50,000	50,961
Weatherford International Ltd. 11.00%, 12/1/2024(a)	13,000	13,438
6.50%, 9/15/2028(a)	15,000	15,497
8.63%, 4/30/2030(a)	55,000	56,230

		662,038

Entertainment - 0.2%
Allen Media LLC 10.50%, 2/15/2028(a)	21,000	21,033

Investments	Principal Amount ($)	Value ($)
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029(a)	34,000	33,853

		54,886

Equity Real Estate Investment Trusts (REITs) - 3.2%
HAT Holdings I LLC 3.38%, 6/15/2026(a)	81,000	78,158
Iron Mountain, Inc. 4.88%, 9/15/2027(a)	55,000	55,241
4.88%, 9/15/2029(a)	79,000	78,098
4.50%, 2/15/2031(a)	71,000	67,436
MGM Growth Properties Operating Partnership LP 3.88%, 2/15/2029(a)	50,000	51,453
MPT Operating Partnership LP 5.00%, 10/15/2027	79,000	81,270
3.50%, 3/15/2031	55,000	52,961
Park Intermediate Holdings LLC 5.88%, 10/1/2028(a)	34,000	34,653
4.88%, 5/15/2029(a)	34,000	33,626
SBA Communications Corp. 3.88%, 2/15/2027	111,000	112,290
VICI Properties LP 3.50%, 2/15/2025(a)	55,000	54,854
4.25%, 12/1/2026(a)	95,000	96,104
3.75%, 2/15/2027(a)	49,000	48,571
4.13%, 8/15/2030(a)	71,000	71,127

		915,842

Food & Staples Retailing - 0.9%
Albertsons Cos., Inc. 4.63%, 1/15/2027(a)	40,000	40,998
4.88%, 2/15/2030(a)	30,000	30,605
Rite Aid Corp. 8.00%, 11/15/2026(a)	71,000	69,790
United Natural Foods, Inc. 6.75%, 10/15/2028(a)	21,000	22,348
US Foods, Inc. 6.25%, 4/15/2025(a)	44,000	45,538
4.75%, 2/15/2029(a)	39,000	38,387
4.63%, 6/1/2030(a)	16,000	15,625

		263,291

Food Products - 2.8%
Kraft Heinz Foods Co. 3.00%, 6/1/2026	223,000	225,418
5.20%, 7/15/2045	173,000	201,120
4.38%, 6/1/2046	275,000	291,706
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028(a)	49,000	51,065
Pilgrim’s Pride Corp. 4.25%, 4/15/2031(a)	30,000	29,703

		799,012

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Gas Utilities - 0.5%
AmeriGas Partners LP 5.63%, 5/20/2024	44,000	45,424
5.88%, 8/20/2026	55,000	58,235
Suburban Propane Partners LP 5.00%, 6/1/2031(a)	34,000	33,535

		137,194

Health Care Equipment & Supplies - 0.5%
Hologic, Inc. 3.25%, 2/15/2029(a)	55,000	52,203
Mozart Debt Merger Sub, Inc. 3.88%, 4/1/2029(a)	50,000	48,177
5.25%, 10/1/2029(a)	56,000	54,561

		154,941

Health Care Providers & Services - 6.7%
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029(a)	39,000	38,376
AHP Health Partners, Inc. 5.75%, 7/15/2029(a)	28,000	27,542
Air Methods Corp. 8.00%, 5/15/2025(a)	18,000	14,653
Akumin, Inc. 7.00%, 11/1/2025(a)	28,000	25,938
Centene Corp. 4.25%, 12/15/2027	215,000	220,831
4.63%, 12/15/2029	230,000	239,531
3.00%, 10/15/2030	214,000	207,986
Community Health Systems, Inc. 5.63%, 3/15/2027(a)	34,000	34,281
DaVita, Inc. 4.63%, 6/1/2030(a)	155,000	151,035
Encompass Health Corp. 4.50%, 2/1/2028	80,000	79,970
4.75%, 2/1/2030	40,000	39,563
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	39,000	20,351
Global Medical Response, Inc. 6.50%, 10/1/2025(a)	18,000	18,029
HCA, Inc. 5.88%, 5/1/2023	49,000	51,010
5.38%, 2/1/2025	95,000	101,780
5.63%, 9/1/2028	71,000	79,173
3.50%, 9/1/2030	251,000	251,422
HealthEquity, Inc. 4.50%, 10/1/2029(a)	28,000	27,405
LifePoint Health, Inc. 5.38%, 1/15/2029(a)	15,000	14,287
MEDNAX, Inc. 6.25%, 1/15/2027(a)	30,000	31,364
Molina Healthcare, Inc. 3.88%, 11/15/2030(a)	20,000	19,757
3.88%, 5/15/2032(a)	25,000	24,161

Investments	Principal Amount ($)	Value ($)
Prime Healthcare Services, Inc. 7.25%, 11/1/2025(a)	30,000	31,391
Radiology Partners, Inc. 9.25%, 2/1/2028(a)	34,000	33,905
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026(a)	60,000	63,211
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	23,000	20,621
Tenet Healthcare Corp. 4.88%, 1/1/2026(a)	18,000	18,101
6.13%, 10/1/2028(a)	18,000	18,058
US Renal Care, Inc. 10.63%, 7/15/2027(a)	33,000	33,702

		1,937,434

Hotels, Restaurants & Leisure - 7.0%
1011778 BC ULC 4.00%, 10/15/2030(a)	18,000	16,690
Caesars Entertainment, Inc. 6.25%, 7/1/2025(a)	111,000	114,759
8.13%, 7/1/2027(a)	71,000	76,520
Caesars Resort Collection LLC 5.75%, 7/1/2025(a)	33,000	34,026
Carnival Corp. 5.75%, 3/1/2027(a)	44,000	42,342
4.00%, 8/1/2028(a)	16,000	15,246
CEC Entertainment LLC 6.75%, 5/1/2026(a)	18,000	17,314
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)	21,000	19,712
Golden Nugget, Inc. 6.75%, 10/15/2024(a)	44,000	44,061
Hilton Domestic Operating Co., Inc. 5.75%, 5/1/2028(a)	55,000	57,895
4.00%, 5/1/2031(a)	55,000	54,137
3.63%, 2/15/2032(a)	100,000	95,071
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	55,000	56,157
International Game Technology plc 4.13%, 4/15/2026(a)	148,000	148,595
IRB Holding Corp. 7.00%, 6/15/2025(a)	18,000	18,787
6.75%, 2/15/2026(a)	16,000	16,299
Life Time, Inc. 8.00%, 4/15/2026(a)	16,000	16,303
MGM Resorts International 6.00%, 3/15/2023	79,000	81,647
5.75%, 6/15/2025	55,000	57,820
4.75%, 10/15/2028	55,000	54,638
Mohegan Gaming & Entertainment 8.00%, 2/1/2026(a)	34,000	34,702

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Peninsula Pacific Entertainment LLC 8.50%, 11/15/2027(a)	34,000	36,519
Powdr Corp. 6.00%, 8/1/2025(a)	21,000	21,826
Royal Caribbean Cruises Ltd. 9.13%, 6/15/2023(a)	111,000	117,102
11.50%, 6/1/2025(a)	49,000	54,301
4.25%, 7/1/2026(a)	44,000	41,107
5.50%, 4/1/2028(a)	76,000	73,921
Six Flags Entertainment Corp. 5.50%, 4/15/2027(a)	79,000	79,767
Sizzling Platter LLC 8.50%, 11/28/2025(a)	11,000	10,946
TKC Holdings, Inc. 6.88%, 5/15/2028(a)	16,000	16,103
10.50%, 5/15/2029(a)	18,000	18,832
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	23,000	23,882
Viking Cruises Ltd. 6.25%, 5/15/2025(a)	28,000	27,737
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	76,000	76,529
5.25%, 5/15/2027(a)	33,000	32,628
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)	49,000	47,699
Yum! Brands, Inc. 3.88%, 11/1/2023	55,000	56,573
4.75%, 1/15/2030(a)	34,000	34,986
3.63%, 3/15/2031	95,000	89,960
4.63%, 1/31/2032	79,000	78,762

		2,011,901

Household Durables - 1.8%
Century Communities, Inc. 6.75%, 6/1/2027	28,000	29,164
Empire Communities Corp. 7.00%, 12/15/2025(a)	28,000	28,527
KB Home 6.88%, 6/15/2027	55,000	62,396
Newell Brands, Inc. 4.70%, 4/1/2026(d)	123,000	129,317
6.00%, 4/1/2046(d)	28,000	33,081
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027(a)	81,000	87,028
Tempur Sealy International, Inc. 4.00%, 4/15/2029(a)	64,000	61,336
Toll Brothers Finance Corp. 4.88%, 3/15/2027	79,000	85,715

		516,564

Household Products - 0.4%
Energizer Holdings, Inc. 4.38%, 3/31/2029(a)	49,000	46,405

Investments	Principal Amount ($)	Value ($)
Spectrum Brands, Inc. 5.00%, 10/1/2029(a)	71,000	73,498

		119,903

Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy Operating LLC 3.75%, 2/15/2031(a)	79,000	74,515
Talen Energy Supply LLC 6.50%, 6/1/2025	20,000	8,526
10.50%, 1/15/2026(a)	20,000	9,328

		92,369

Insurance - 1.8%
Acrisure LLC 7.00%, 11/15/2025(a)	50,000	50,007
4.25%, 2/15/2029(a)	34,000	32,201
Alliant Holdings Intermediate LLC 4.25%, 10/15/2027(a)	21,000	20,465
6.75%, 10/15/2027(a)	44,000	43,601
AmWINS Group, Inc. 4.88%, 6/30/2029(a)	23,000	22,545
AssuredPartners, Inc. 7.00%, 8/15/2025(a)	21,000	21,007
BroadStreet Partners, Inc. 5.88%, 4/15/2029(a)	16,000	15,275
Genworth Holdings, Inc. 4.80%, 2/15/2024	39,000	39,721
6.50%, 6/15/2034	11,000	11,008
GTCR AP Finance, Inc. 8.00%, 5/15/2027(a)	34,000	34,720
HUB International Ltd. 7.00%, 5/1/2026(a)	71,000	72,773
Liberty Mutual Group, Inc. 4.30%, 2/1/2061(a)	55,000	48,953
NFP Corp. 6.88%, 8/15/2028(a)	71,000	67,651
USI, Inc. 6.88%, 5/1/2025(a)	28,000	28,044

		507,971

Interactive Media & Services - 0.4%
Rackspace Technology Global, Inc. 3.50%, 2/15/2028(a)	20,000	18,703
5.38%, 12/1/2028(a)	20,000	18,674
Twitter, Inc. 3.88%, 12/15/2027(a)	33,000	32,979
Ziff Davis, Inc. 4.63%, 10/15/2030(a)	53,000	51,988

		122,344

Internet & Direct Marketing Retail - 0.3%
ANGI Group LLC 3.88%, 8/15/2028(a)	16,000	14,694
Go Daddy Operating Co. LLC 3.50%, 3/1/2029(a)	50,000	46,614

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	23,000	23,262

		84,570

IT Services - 1.5%
Ahead DB Holdings LLC 6.63%, 5/1/2028(a)	11,000	10,694
Austin BidCo, Inc. 7.13%, 12/15/2028(a)	28,000	28,475
Black Knight InfoServ LLC 3.63%, 9/1/2028(a)	34,000	32,674
Block, Inc. 2.75%, 6/1/2026(a)	34,000	32,995
3.50%, 6/1/2031(a)	34,000	32,446
Endure Digital, Inc. 6.00%, 2/15/2029(a)	34,000	30,299
Exela Intermediate LLC 11.50%, 7/15/2026(a)	40,000	25,200
Gartner, Inc. 3.63%, 6/15/2029(a)	79,000	76,853
ION Trading Technologies Sarl 5.75%, 5/15/2028(a)	50,000	50,321
Northwest Fiber LLC 10.75%, 6/1/2028(a)	28,000	30,438
Presidio Holdings, Inc. 8.25%, 2/1/2028(a)	28,000	29,596
Twilio, Inc. 3.63%, 3/15/2029	50,000	48,048

		428,039

Machinery - 0.2%
JPW Industries Holding Corp. 9.00%, 10/1/2024(a)	28,000	28,876
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024(a)	1,000	1,024
Terex Corp. 5.00%, 5/15/2029(a)	23,000	22,725

		52,625

Media - 5.6%
Altice Financing SA 5.75%, 8/15/2029(a)	25,000	23,391
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026(a)	28,000	27,689
Cengage Learning, Inc. 9.50%, 6/15/2024(a)	18,000	18,097
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028(a)	49,000	50,931
7.50%, 6/1/2029(a)	34,000	35,290
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(a)	55,000	55,064
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(a)	16,000	16,480

Investments	Principal Amount ($)	Value ($)
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	55,000	25,392
6.63%, 8/15/2027(a)	55,000	14,300
DIRECTV Holdings LLC 5.88%, 8/15/2027(a)	41,000	41,250
DISH DBS Corp. 5.88%, 11/15/2024	31,000	31,321
7.75%, 7/1/2026	11,000	11,349
5.25%, 12/1/2026(a)	16,000	15,550
5.75%, 12/1/2028(a)	16,000	15,414
iHeartCommunications, Inc. 8.38%, 5/1/2027	79,000	82,604
5.25%, 8/15/2027(a)	79,000	80,343
Lamar Media Corp. 3.75%, 2/15/2028	18,000	17,604
4.00%, 2/15/2030	39,000	37,503
McGraw-Hill Education, Inc. 8.00%, 8/1/2029(a)	25,000	23,407
National CineMedia LLC 5.88%, 4/15/2028(a)	30,000	25,528
News Corp. 3.88%, 5/15/2029(a)	34,000	32,540
Nexstar Media, Inc. 5.63%, 7/15/2027(a)	21,000	21,556
Outfront Media Capital LLC 5.00%, 8/15/2027(a)	49,000	48,750
4.63%, 3/15/2030(a)	18,000	17,283
Sirius XM Radio, Inc. 5.00%, 8/1/2027(a)	79,000	80,882
4.00%, 7/15/2028(a)	111,000	107,574
4.13%, 7/1/2030(a)	79,000	75,386
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026(a)	6,000	6,198
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)	25,000	24,525
TEGNA, Inc. 4.63%, 3/15/2028	84,000	82,580
5.00%, 9/15/2029	49,000	48,408
Terrier Media Buyer, Inc. 8.88%, 12/15/2027(a)	33,000	34,798
Townsquare Media, Inc. 6.88%, 2/1/2026(a)	21,000	21,839
Univision Communications, Inc. 5.13%, 2/15/2025(a)	55,000	55,488
6.63%, 6/1/2027(a)	49,000	51,524
UPC Holding BV 5.50%, 1/15/2028(a)	100,000	101,708
Urban One, Inc. 7.38%, 2/1/2028(a)	23,000	23,417
Videotron Ltd. 5.13%, 4/15/2027(a)	79,000	80,843
Ziggo Bond Co. BV 5.13%, 2/28/2030(a)	50,000	47,516

		1,611,322

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Metals & Mining - 0.8%
Baffinland Iron Mines Corp. 8.75%, 7/15/2026(a)	44,000	45,870
FMG Resources August 2006 Pty. Ltd. 4.38%, 4/1/2031(a)	100,000	100,809
Hudbay Minerals, Inc. 4.50%, 4/1/2026(a)	18,000	17,666
6.13%, 4/1/2029(a)	18,000	18,717
Taseko Mines Ltd. 7.00%, 2/15/2026(a)	16,000	16,246
TMS International Corp. 6.25%, 4/15/2029(a)	11,000	10,628
United States Steel Corp. 6.88%, 3/1/2029	10,000	10,152

		220,088

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029(a)	21,000	19,908
New Residential Investment Corp. 6.25%, 10/15/2025(a)	23,000	22,790

		42,698

Multiline Retail - 0.8%
Macy’s Retail Holdings LLC 5.88%, 4/1/2029(a)	71,000	72,390
4.50%, 12/15/2034	50,000	45,903
5.13%, 1/15/2042	6,000	5,361
Nordstrom, Inc. 4.25%, 8/1/2031	75,000	69,476
5.00%, 1/15/2044	39,000	34,827

		227,957

Oil, Gas & Consumable Fuels - 10.6%
Aethon United BR LP 8.25%, 2/15/2026(a)	18,000	18,983
Antero Resources Corp. 7.63%, 2/1/2029(a)	60,000	65,478
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028(a)	50,000	52,439
Blue Racer Midstream LLC 6.63%, 7/15/2026(a)	28,000	28,547
Buckeye Partners LP 3.95%, 12/1/2026	20,000	20,000
4.50%, 3/1/2028(a)	76,000	73,877
Calumet Specialty Products Partners LP 7.75%, 4/15/2023	44,000	44,089
Cheniere Energy Partners LP 4.50%, 10/1/2029	65,000	66,554
4.00%, 3/1/2031	65,000	64,768
3.25%, 1/31/2032(a)	18,000	16,977

Investments	Principal Amount ($)	Value ($)
Cheniere Energy, Inc. 4.63%, 10/15/2028	94,000	95,567
Chesapeake Energy Corp. 6.75%, 4/15/2029(a)	33,000	35,339
Citgo Holding, Inc. 9.25%, 8/1/2024(a)	44,000	44,004
CITGO Petroleum Corp. 7.00%, 6/15/2025(a)	55,000	55,467
Colgate Energy Partners III LLC 5.88%, 7/1/2029(a)	23,000	23,411
CQP Holdco LP 5.50%, 6/15/2031(a)	65,000	64,890
Crescent Energy Finance LLC 7.25%, 5/1/2026(a)	21,000	21,578
Crestwood Midstream Partners LP 5.63%, 5/1/2027(a)	55,000	55,252
CrownRock LP 5.63%, 10/15/2025(a)	34,000	34,302
5.00%, 5/1/2029(a)	28,000	28,307
DCP Midstream Operating LP 5.38%, 7/15/2025	28,000	29,517
5.13%, 5/15/2029	55,000	58,349
5.85%, 5/21/2043(a)(c)	21,000	20,039
Delek Logistics Partners LP 7.13%, 6/1/2028(a)	21,000	21,336
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028(a)	18,000	18,229
Endeavor Energy Resources LP 6.63%, 7/15/2025(a)	23,000	24,068
5.75%, 1/30/2028(a)	44,000	45,579
Energy Ventures Gom LLC 11.75%, 4/15/2026(a)	19,000	19,692
Enviva Partners LP 6.50%, 1/15/2026(a)	28,000	28,956
EQT Corp. 6.63%, 2/1/2025(d)	71,000	76,613
3.90%, 10/1/2027	71,000	71,641
3.63%, 5/15/2031(a)	44,000	43,621
Genesis Energy LP 8.00%, 1/15/2027	105,000	105,946
Global Partners LP 7.00%, 8/1/2027	23,000	23,782
Gran Tierra Energy, Inc. 7.75%, 5/23/2027(a)	30,000	27,513
Great Western Petroleum LLC 12.00%, 9/1/2025(a)	11,000	11,538
Harvest Midstream I LP 7.50%, 9/1/2028(a)	23,000	23,966
Hess Midstream Operations LP 5.13%, 6/15/2028(a)	49,000	49,991

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Hilcorp Energy I LP 6.25%, 11/1/2028(a)	60,000	62,342
Holly Energy Partners LP 5.00%, 2/1/2028(a)	18,000	17,521
ITT Holdings LLC 6.50%, 8/1/2029(a)	55,000	52,738
MEG Energy Corp. 7.13%, 2/1/2027(a)	90,000	93,535
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026(a)	50,000	45,838
Murphy Oil Corp. 5.88%, 12/1/2027	18,000	18,280
New Fortress Energy, Inc. 6.75%, 9/15/2025(a)	20,000	18,986
6.50%, 9/30/2026(a)	20,000	18,736
NGL Energy Operating LLC 7.50%, 2/1/2026(a)	55,000	55,653
NGL Energy Partners LP 7.50%, 11/1/2023	28,000	27,328
6.13%, 3/1/2025	28,000	24,404
Northern Oil and Gas, Inc. 8.13%, 3/1/2028(a)	25,000	26,102
Northriver Midstream Finance LP 5.63%, 2/15/2026(a)	28,000	28,463
NuStar Logistics LP 5.75%, 10/1/2025	34,000	35,535
6.38%, 10/1/2030	34,000	36,832
Occidental Petroleum Corp. 6.95%, 7/1/2024	34,000	37,094
6.63%, 9/1/2030	18,000	21,156
6.45%, 9/15/2036	116,000	141,100
4.20%, 3/15/2048	89,000	82,920
Parkland Corp. 4.50%, 10/1/2029(a)	50,000	48,259
4.63%, 5/1/2030(a)	40,000	38,468
PBF Logistics LP 6.88%, 5/15/2023	18,000	17,708
Penn Virginia Holdings LLC 9.25%, 8/15/2026(a)	15,000	15,401
Renewable Energy Group, Inc. 5.88%, 6/1/2028(a)	18,000	18,108
Rockies Express Pipeline LLC 4.95%, 7/15/2029(a)	49,000	50,416
Strathcona Resources Ltd. 6.88%, 8/1/2026(a)	21,000	20,913
Summit Midstream Holdings LLC 5.75%, 4/15/2025	16,000	14,313
Sunnova Energy Corp. 5.88%, 9/1/2026(a)	11,000	10,521
Sunoco LP 6.00%, 4/15/2027	55,000	56,810

Investments	Principal Amount ($)	Value ($)
Tallgrass Energy Partners LP 7.50%, 10/1/2025(a)	28,000	29,484
6.00%, 12/31/2030(a)	49,000	46,860
Targa Resources Partners LP 6.88%, 1/15/2029	50,000	54,745
4.00%, 1/15/2032(a)	40,000	39,890
Teine Energy Ltd. 6.88%, 4/15/2029(a)	28,000	28,656
Western Midstream Operating LP 4.35%, 2/1/2025(d)	44,000	44,485
5.30%, 2/1/2030(d)	71,000	74,488

		3,064,293

Paper & Forest Products - 0.3%
Domtar Corp. 6.75%, 10/1/2028(a)	30,000	29,500
Mercer International, Inc. 5.13%, 2/1/2029	55,000	54,336

		83,836

Personal Products - 0.6%
Avon Products, Inc. 6.50%, 3/15/2023(d)	34,000	34,929
8.45%, 3/15/2043(d)	11,000	13,274
Coty, Inc. 5.00%, 4/15/2026(a)	39,000	39,224
6.50%, 4/15/2026(a)	73,000	74,018

		161,445

Pharmaceuticals - 3.4%
Bausch Health Americas, Inc. 8.50%, 1/31/2027(a)	144,000	145,818
Bausch Health Cos., Inc. 6.13%, 4/15/2025(a)	354,000	361,036
5.00%, 1/30/2028(a)	76,000	64,203
4.88%, 6/1/2028(a)	89,000	84,565
6.25%, 2/15/2029(a)	111,000	94,095
7.25%, 5/30/2029(a)	25,000	22,473
5.25%, 1/30/2030(a)	106,000	86,113
Endo Dac 9.50%, 7/31/2027(a)	11,000	10,892
6.00%, 6/30/2028(a)	28,000	18,999
Lannett Co., Inc. 7.75%, 4/15/2026(a)	21,000	16,383
P&L Development LLC 7.75%, 11/15/2025(a)	16,000	15,565
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	44,000	44,391
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	25,000	24,066

		988,599

Professional Services - 0.1%
AMN Healthcare, Inc. 4.63%, 10/1/2027(a)	28,000	28,225
CoreLogic, Inc. 4.50%, 5/1/2028(a)	18,000	17,274

		45,499

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Real Estate Management & Development - 0.9%
Howard Hughes Corp. (The) 5.38%, 8/1/2028(a)	44,000	44,834
4.38%, 2/1/2031(a)	44,000	41,929
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	28,000	27,852
5.00%, 3/1/2031	28,000	27,671
Realogy Group LLC 7.63%, 6/15/2025(a)	50,000	53,065
5.75%, 1/15/2029(a)	44,000	43,260
WeWork Cos., Inc. 7.88%, 5/1/2025(a)	25,000	23,164

		261,775

Road & Rail - 0.8%
First Student Bidco, Inc. 4.00%, 7/31/2029(a)	23,000	21,831
NESCO Holdings II, Inc. 5.50%, 4/15/2029(a)	28,000	27,770
Uber Technologies, Inc. 7.50%, 5/15/2025(a)	44,000	46,053
7.50%, 9/15/2027(a)	55,000	58,644
6.25%, 1/15/2028(a)	44,000	45,716
XPO Logistics, Inc. 6.25%, 5/1/2025(a)	44,000	45,597

		245,611

Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.88%, 9/1/2028(a)	33,000	32,804

Software - 1.8%
Boxer Parent Co., Inc. 7.13%, 10/2/2025(a)	28,000	29,192
Camelot Finance SA 4.50%, 11/1/2026(a)	18,000	18,271
Castle US Holding Corp. 9.50%, 2/15/2028(a)	28,000	28,987
Change Healthcare Holdings LLC 5.75%, 3/1/2025(a)	49,000	49,164
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	34,000	31,926
Elastic NV 4.13%, 7/15/2029(a)	23,000	21,514
LogMeIn, Inc. 5.50%, 9/1/2027(a)	33,000	32,136
NortonLifeLock, Inc. 5.00%, 4/15/2025(a)	49,000	49,197
Nuance Communications, Inc. 5.63%, 12/15/2026	18,000	18,536

Investments	Principal Amount ($)	Value ($)
Open Text Holdings, Inc. 4.13%, 2/15/2030(a)	89,000	87,096
4.13%, 12/1/2031(a)	50,000	48,317
PTC, Inc. 4.00%, 2/15/2028(a)	34,000	33,772
Rocket Software, Inc. 6.50%, 2/15/2029(a)	28,000	26,573
Veritas US, Inc. 7.50%, 9/1/2025(a)	55,000	56,181

		530,862

Specialty Retail - 3.0%
99 Escrow Issuer, Inc. 7.50%, 1/15/2026(a)	16,000	12,143
At Home Group, Inc. 4.88%, 7/15/2028(a)	21,000	20,192
7.13%, 7/15/2029(a)	28,000	26,294
Bath & Body Works, Inc. 9.38%, 7/1/2025(a)	44,000	52,690
5.25%, 2/1/2028	34,000	35,714
6.63%, 10/1/2030(a)	44,000	47,514
6.88%, 11/1/2035	79,000	90,999
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027(a)(b)	16,000	15,644
Carvana Co. 5.50%, 4/15/2027(a)	71,000	66,236
Gap, Inc. (The) 3.63%, 10/1/2029(a)	36,000	33,545
3.88%, 10/1/2031(a)	36,000	33,422
LBM Acquisition LLC 6.25%, 1/15/2029(a)	28,000	26,726
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026(a)	34,000	32,793
Michaels Cos., Inc. (The) 5.25%, 5/1/2028(a)	34,000	32,827
7.88%, 5/1/2029(a)	50,000	45,834
Park River Holdings, Inc. 5.63%, 2/1/2029(a)	18,000	16,446
Penske Automotive Group, Inc. 3.75%, 6/15/2029	49,000	46,216
Sally Holdings LLC 5.63%, 12/1/2025	28,000	28,464
Specialty Building Products Holdings LLC 6.38%, 9/30/2026(a)	28,000	28,808
SRS Distribution, Inc. 6.13%, 7/1/2029(a)	34,000	33,362
Staples, Inc. 7.50%, 4/15/2026(a)	65,000	64,219
10.75%, 4/15/2027(a)	49,000	45,760
White Cap Buyer LLC 6.88%, 10/15/2028(a)	18,000	18,491
White Cap Parent LLC 8.25%, 3/15/2026(a)(b)	6,000	6,097

		860,436

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Technology Hardware, Storage & Peripherals - 1.0%
Seagate HDD Cayman 4.13%, 1/15/2031	150,000	147,399
Xerox Corp. 4.38%, 3/15/2023(d)	44,000	44,656
6.75%, 12/15/2039	21,000	21,878
Xerox Holdings Corp. 5.00%, 8/15/2025(a)	44,000	44,642
5.50%, 8/15/2028(a)	44,000	44,321

		302,896

Textiles, Apparel & Luxury Goods - 0.1%
Eagle Intermediate Global Holding BV 7.50%, 5/1/2025(a)	50,000	45,079

Thrifts & Mortgage Finance - 1.4%
Enact Holdings, Inc. 6.50%, 8/15/2025(a)	21,000	22,240
Freedom Mortgage Corp. 8.13%, 11/15/2024(a)	44,000	44,110
7.63%, 5/1/2026(a)	49,000	46,865
Ladder Capital Finance Holdings LLLP REIT, 4.75%, 6/15/2029(a)	28,000	27,445
LD Holdings Group LLC 6.50%, 11/1/2025(a)	21,000	19,980
MGIC Investment Corp. 5.25%, 8/15/2028	55,000	56,956
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028(a)	44,000	43,203
5.13%, 12/15/2030(a)	44,000	41,323
PennyMac Financial Services, Inc. 4.25%, 2/15/2029(a)	49,000	44,605
Provident Funding Associates LP 6.38%, 6/15/2025(a)	25,000	25,622
United Wholesale Mortgage LLC 5.50%, 11/15/2025(a)	23,000	22,314

		394,663

Trading Companies & Distributors - 1.9%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	18,000	16,965
Boise Cascade Co. 4.88%, 7/1/2030(a)	21,000	21,875
Fortress Transportation and Infrastructure Investors LLC 9.75%, 8/1/2027(a)	95,000	104,143
5.50%, 5/1/2028(a)	18,000	17,460
Foundation Building Materials, Inc. 6.00%, 3/1/2029(a)	16,000	15,462

Investments	Principal Amount ($)	Value ($)
Imola Merger Corp. 4.75%, 5/15/2029(a)	74,000	72,112
United Rentals North America, Inc. 4.88%, 1/15/2028	79,000	81,291
5.25%, 1/15/2030	55,000	57,839
3.88%, 2/15/2031	44,000	42,760
WESCO Distribution, Inc. 7.13%, 6/15/2025(a)	55,000	57,675
7.25%, 6/15/2028(a)	55,000	58,992

		546,574

Water Utilities - 0.1%
Solaris Midstream Holdings LLC 7.63%, 4/1/2026(a)	28,000	28,953

Wireless Telecommunication Services - 4.3%
Ligado Networks LLC + 0.00%), 15.50%, 11/1/2023(a)(b)(e)	114,950	81,276
17.50%, 5/1/2024(a)(b)	34,250	14,395
Sprint Corp. 7.88%, 9/15/2023	150,000	162,179
7.13%, 6/15/2024	84,000	91,661
7.63%, 2/15/2025	55,000	61,277
7.63%, 3/1/2026	71,000	81,401
T-Mobile USA, Inc. 2.63%, 4/15/2026	111,000	108,882
4.75%, 2/1/2028	111,000	114,884
3.50%, 4/15/2031(a)	214,000	209,142
Vmed O2 UK Financing I plc 4.25%, 1/31/2031(a)	25,000	23,235
4.75%, 7/15/2031(a)	65,000	62,212
Vodafone Group plc 7.00%, 4/4/2079(c)	139,000	159,981
5.12%, 6/4/2081(c)	60,000	59,048

		1,229,573

TOTAL CORPORATE BONDS (Cost $29,056,004)		27,914,335

Total Investments - 96.7% (Cost $29,056,004)		27,914,335
Other assets less liabilities - 3.3%		956,787

Net Assets - 100.0%		28,871,122

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Payment in-kind security.

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2022.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2022.

Percentages shown are based on Net Assets.

Security Type	% of Net Assets
Corporate Bonds	96.7%
Others(1)	3.3

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

January 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.6%

Air Freight & Logistics - 0.6%
FedEx Corp.
3.25%, 4/1/2026	100,000	105,303
5.25%, 5/15/2050	150,000	187,243

		292,546

Automobiles - 0.8%
General Motors Co.
6.80%, 10/1/2027	200,000	240,266
5.95%, 4/1/2049	100,000	127,303

		367,569

Banks - 16.6%
Banco Santander SA
2.75%, 5/28/2025	200,000	202,999
5.18%, 11/19/2025	200,000	217,721
Bank of America Corp.
3.46%, 3/15/2025(a)	200,000	206,511
3.09%, 10/1/2025(a)	200,000	205,002
1.73%, 7/22/2027(a)	200,000	194,075
3.42%, 12/20/2028(a)	200,000	207,818
4.27%, 7/23/2029(a)	150,000	162,960
2.69%, 4/22/2032(a)	200,000	195,942
6.11%, 1/29/2037	200,000	258,919
2.68%, 6/19/2041(a)	100,000	91,267
Barclays plc
5.20%, 5/12/2026	200,000	219,159
4.97%, 5/16/2029(a)	200,000	221,509
3.81%, 3/10/2042(a)	200,000	198,555
Citigroup, Inc.
3.35%, 4/24/2025(a)	250,000	257,987
3.11%, 4/8/2026(a)	150,000	154,040
3.20%, 10/21/2026	150,000	155,533
4.45%, 9/29/2027	150,000	163,153
3.98%, 3/20/2030(a)	50,000	53,550
4.41%, 3/31/2031(a)	150,000	165,302
2.57%, 6/3/2031(a)	150,000	146,249
8.13%, 7/15/2039	100,000	161,943
4.75%, 5/18/2046	100,000	115,632
4.65%, 7/23/2048	50,000	60,486
HSBC Holdings plc
3.80%, 3/11/2025(a)	200,000	207,033
4.30%, 3/8/2026	200,000	214,593
4.29%, 9/12/2026(a)	200,000	212,234
4.58%, 6/19/2029(a)	200,000	218,178
2.80%, 5/24/2032(a)	200,000	193,680
6.50%, 9/15/2037	150,000	199,291

Investments	Principal Amount ($)	Value ($)
ING Groep NV
4.05%, 4/9/2029	200,000	217,344
JPMorgan Chase & Co.
3.80%, 7/23/2024(a)	100,000	103,177
3.88%, 9/10/2024	150,000	157,851
1.58%, 4/22/2027(a)	200,000	193,561
3.78%, 2/1/2028(a)	200,000	212,183
4.45%, 12/5/2029(a)	150,000	165,099
2.74%, 10/15/2030(a)	150,000	149,125
4.49%, 3/24/2031(a)	150,000	167,707
2.58%, 4/22/2032(a)	100,000	97,324
5.60%, 7/15/2041	100,000	131,546
5.63%, 8/16/2043	100,000	131,445
Mitsubishi UFJ Financial Group, Inc.
3.46%, 3/2/2023	200,000	204,836
2.19%, 2/25/2025	200,000	201,163
2.31%, 7/20/2032(a)	200,000	190,867
Royal Bank of Canada
2.55%, 7/16/2024	100,000	101,983
1.15%, 6/10/2025	200,000	195,101

		7,881,633

Beverages - 2.7%
Anheuser-Busch Cos. LLC
3.65%, 2/1/2026	100,000	105,916
4.70%, 2/1/2036	100,000	115,080
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029	100,000	113,380
5.45%, 1/23/2039	100,000	123,161
5.55%, 1/23/2049	300,000	388,486
PepsiCo, Inc.
2.25%, 3/19/2025	100,000	101,742
2.63%, 7/29/2029	100,000	102,430
3.50%, 3/19/2040	200,000	216,378

		1,266,573

Biotechnology - 1.1%
Amgen, Inc.
1.90%, 2/21/2025	100,000	100,341
1.65%, 8/15/2028	100,000	95,201
2.80%, 8/15/2041	50,000	45,259
4.66%, 6/15/2051	200,000	237,451
Biogen, Inc.
3.15%, 5/1/2050	50,000	44,796

		523,048

Building Products - 0.2%
Johnson Controls International plc
4.95%, 7/2/2064(b)	50,000	60,724
Owens Corning
4.30%, 7/15/2047	50,000	54,733

		115,457

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Capital Markets - 6.0%
Bank of New York Mellon Corp. (The)
2.95%, 1/29/2023	100,000	101,906
2.10%, 10/24/2024	10,000	10,126
3.40%, 1/29/2028	100,000	106,242
BlackRock, Inc.
1.90%, 1/28/2031	200,000	190,610
Deutsche Bank AG
2.22%, 9/18/2024(a)	150,000	150,712
3.96%, 11/26/2025(a)	150,000	156,364
3.04%, 5/28/2032(a)	150,000	144,761
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	200,000	207,932
6.75%, 10/1/2037	100,000	135,426
Morgan Stanley
Series F, 3.88%, 4/29/2024	200,000	209,071
3.88%, 1/27/2026	200,000	212,292
3.13%, 7/27/2026	200,000	207,045
0.98%, 12/10/2026(a)	200,000	190,133
2.70%, 1/22/2031(a)	200,000	198,503
2.24%, 7/21/2032(a)	100,000	94,369
4.46%, 4/22/2039(a)	100,000	115,158
5.60%, 3/24/2051(a)	150,000	210,585
State Street Corp.
2.90%, 3/30/2026(a)	100,000	103,065
2.40%, 1/24/2030	100,000	99,866

		2,844,166

Chemicals - 1.3%
Ecolab, Inc.
4.80%, 3/24/2030	200,000	234,395
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048	50,000	60,860
Nutrien Ltd.
5.88%, 12/1/2036	100,000	129,987
Sherwin-Williams Co. (The)
2.95%, 8/15/2029	200,000	204,375

		629,617

Commercial Services & Supplies - 0.6%
Waste Management, Inc.
0.75%, 11/15/2025	300,000	286,477

Consumer Finance - 2.2%
American Express Co.
3.40%, 2/27/2023	100,000	102,400
3.13%, 5/20/2026	100,000	104,098
Caterpillar Financial Services Corp.
0.95%, 1/10/2024	100,000	99,281
1.10%, 9/14/2027	200,000	190,008
General Motors Financial Co., Inc.
1.25%, 1/8/2026	250,000	239,228

Investments	Principal Amount ($)	Value ($)
John Deere Capital Corp.
3.45%, 3/7/2029	200,000	215,626
Synchrony Financial
4.38%, 3/19/2024	100,000	104,667

		1,055,308

Containers & Packaging - 0.4%
International Paper Co.
6.00%, 11/15/2041	100,000	130,795
Packaging Corp. of America
3.05%, 10/1/2051	50,000	46,426

		177,221

Diversified Financial Services - 1.8%
National Rural Utilities Cooperative Finance Corp.
0.35%, 2/8/2024	200,000	195,756
Shell International Finance BV
0.38%, 9/15/2023	200,000	197,329
3.88%, 11/13/2028	100,000	108,655
6.38%, 12/15/2038	100,000	139,506
4.38%, 5/11/2045	150,000	174,562
3.25%, 4/6/2050	50,000	50,022

		865,830

Diversified Telecommunication Services - 6.0%
AT&T, Inc.
4.35%, 3/1/2029	150,000	164,942
4.30%, 2/15/2030	150,000	165,188
2.55%, 12/1/2033	200,000	188,229
3.50%, 6/1/2041	100,000	97,805
3.50%, 9/15/2053	50,000	47,739
3.55%, 9/15/2055	200,000	189,171
3.80%, 12/1/2057	200,000	196,658
3.65%, 9/15/2059	100,000	95,115
Orange SA
9.00%, 3/1/2031(b)	100,000	148,042
Telefonica Emisiones SA
5.21%, 3/8/2047	150,000	175,030
Verizon Communications, Inc.
3.38%, 2/15/2025	50,000	52,354
4.13%, 3/16/2027	150,000	162,708
4.33%, 9/21/2028	200,000	220,401
2.36%, 3/15/2032(c)	100,000	94,987
4.50%, 8/10/2033	150,000	169,802
4.27%, 1/15/2036	150,000	168,469
2.65%, 11/20/2040	150,000	134,313
3.40%, 3/22/2041	100,000	99,263
4.86%, 8/21/2046	150,000	184,399
3.70%, 3/22/2061	100,000	100,740

		2,855,355

Electric Utilities - 2.5%
Arizona Public Service Co.
3.35%, 5/15/2050	100,000	94,003

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Commonwealth Edison Co.
Series 130, 3.13%, 3/15/2051	100,000	97,408
Connecticut Light and Power Co. (The)
Series A, 2.05%, 7/1/2031	100,000	95,978
Edison International
4.13%, 3/15/2028	300,000	311,535
Eversource Energy
3.45%, 1/15/2050	100,000	101,121
Exelon Corp.
4.70%, 4/15/2050	100,000	119,083
Oncor Electric Delivery Co. LLC
2.75%, 6/1/2024	200,000	204,799
4.55%, 12/1/2041	100,000	117,007
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	50,000	53,278

		1,194,212

Energy Equipment & Services - 0.6%
Baker Hughes Holdings LLC
4.08%, 12/15/2047	50,000	53,166
Halliburton Co.
2.92%, 3/1/2030	100,000	100,395
4.85%, 11/15/2035	100,000	114,444

		268,005

Entertainment - 0.9%
Walt Disney Co. (The)
3.35%, 3/24/2025	100,000	104,325
2.00%, 9/1/2029	200,000	193,254
6.65%, 11/15/2037	100,000	141,074

		438,653

Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	200,000	202,060
AvalonBay Communities, Inc.
2.95%, 5/11/2026	200,000	208,089
Boston Properties LP
3.25%, 1/30/2031	200,000	203,776
Equinix, Inc.
3.20%, 11/18/2029	100,000	101,270
ERP Operating LP
4.50%, 7/1/2044	100,000	120,348
Prologis LP
3.00%, 4/15/2050	100,000	97,872
Ventas Realty LP
4.00%, 3/1/2028	200,000	215,461
Welltower, Inc.
3.10%, 1/15/2030	200,000	203,567

		1,352,443

Food & Staples Retailing - 1.6%
Kroger Co. (The)
2.65%, 10/15/2026	100,000	101,820

Investments	Principal Amount ($)	Value ($)
3.95%, 1/15/2050	100,000	107,533
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	100,000	104,643
Walmart, Inc.
3.40%, 6/26/2023	200,000	206,232
3.25%, 7/8/2029	100,000	107,380
4.05%, 6/29/2048	100,000	118,591

		746,199

Food Products - 1.7%
Campbell Soup Co.
4.15%, 3/15/2028	100,000	108,402
General Mills, Inc.
3.70%, 10/17/2023	100,000	103,575
2.88%, 4/15/2030	100,000	101,486
Kellogg Co.
2.65%, 12/1/2023	300,000	306,589
Mondelez International, Inc.
2.63%, 9/4/2050	100,000	88,024
Unilever Capital Corp.
3.50%, 3/22/2028	100,000	106,540

		814,616

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories
3.40%, 11/30/2023	300,000	310,167
4.90%, 11/30/2046	150,000	192,100
Baxter International, Inc.
1.73%, 4/1/2031	100,000	91,793
3.13%, 12/1/2051(c)	50,000	47,683
Boston Scientific Corp.
2.65%, 6/1/2030	100,000	98,806
Medtronic, Inc.
4.63%, 3/15/2045	100,000	122,737
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	100,000	96,712

		959,998

Health Care Providers & Services - 5.5%
Aetna, Inc.
2.80%, 6/15/2023	200,000	203,716
3.88%, 8/15/2047	50,000	53,022
AmerisourceBergen Corp.
2.70%, 3/15/2031	100,000	97,860
Anthem, Inc.
2.38%, 1/15/2025	200,000	202,987
2.25%, 5/15/2030	100,000	95,866
3.60%, 3/15/2051	200,000	206,127
Cardinal Health, Inc.
3.08%, 6/15/2024	100,000	102,692
4.90%, 9/15/2045	50,000	56,549
Cigna Corp.
4.50%, 2/25/2026	100,000	108,364
4.38%, 10/15/2028	150,000	165,131
4.90%, 12/15/2048	150,000	178,341

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
CommonSpirit Health
4.19%, 10/1/2049	100,000	109,975
CVS Health Corp.
3.88%, 7/20/2025	100,000	105,762
4.30%, 3/25/2028	200,000	218,051
4.78%, 3/25/2038	100,000	115,777
5.05%, 3/25/2048	150,000	184,422
4.25%, 4/1/2050	50,000	56,026
Kaiser Foundation Hospitals
Series 2021, 2.81%, 6/1/2041	100,000	95,315
Laboratory Corp. of America Holdings
1.55%, 6/1/2026	100,000	97,005
2.70%, 6/1/2031	100,000	98,640
Quest Diagnostics, Inc.
4.70%, 3/30/2045	50,000	59,487

		2,611,115

Hotels, Restaurants & Leisure - 1.5%
Las Vegas Sands Corp.
3.20%, 8/8/2024	100,000	101,309
Marriott International, Inc.
Series II, 2.75%, 10/15/2033	100,000	93,533
McDonald’s Corp.
3.50%, 7/1/2027	100,000	105,910
3.63%, 9/1/2049	200,000	206,625
Sands China Ltd.
5.40%, 8/8/2028	200,000	206,558

		713,935

Household Durables - 0.3%
Lennar Corp.
4.50%, 4/30/2024	100,000	105,226
Whirlpool Corp.
4.60%, 5/15/2050	50,000	57,537

		162,763

Household Products - 0.2%
Kimberly-Clark Corp.
3.10%, 3/26/2030	100,000	105,158

Independent Power and Renewable Electricity Producers - 0.8%
Exelon Generation Co. LLC
3.25%, 6/1/2025	200,000	207,286
5.75%, 10/1/2041	100,000	116,563
Oglethorpe Power Corp.
5.05%, 10/1/2048	50,000	60,670

		384,519

Insurance - 4.3%
Allstate Corp. (The)
3.85%, 8/10/2049	100,000	111,435
American International Group, Inc.
2.50%, 6/30/2025	200,000	203,378

Investments	Principal Amount ($)	Value ($)
4.25%, 3/15/2029	200,000	220,016
4.75%, 4/1/2048	100,000	121,538
Chubb INA Holdings, Inc.
4.35%, 11/3/2045	100,000	118,590
Hartford Financial Services Group, Inc. (The)
3.60%, 8/19/2049	100,000	102,616
Lincoln National Corp.
4.00%, 9/1/2023	200,000	207,900
MetLife, Inc.
3.60%, 4/10/2024	200,000	208,975
4.60%, 5/13/2046	100,000	121,959
Progressive Corp. (The)
4.20%, 3/15/2048	100,000	117,001
Prudential Financial, Inc.
4.50%, 9/15/2047(a)	100,000	102,189
4.35%, 2/25/2050	150,000	176,389
Travelers Cos., Inc. (The)
4.00%, 5/30/2047	150,000	170,171
Unum Group
4.13%, 6/15/2051	50,000	48,163

		2,030,320

Interactive Media & Services - 0.6%
Alphabet, Inc.
0.45%, 8/15/2025	100,000	95,870
1.10%, 8/15/2030	100,000	91,342
2.05%, 8/15/2050	100,000	82,427

		269,639

Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc.
1.00%, 5/12/2026	200,000	194,017
1.65%, 5/12/2028	250,000	242,341
3.88%, 8/22/2037	100,000	111,841
2.88%, 5/12/2041	150,000	146,369
eBay, Inc.
2.70%, 3/11/2030	100,000	99,310

		793,878

IT Services - 2.6%
International Business Machines Corp.
3.00%, 5/15/2024	200,000	206,206
3.50%, 5/15/2029	150,000	158,517
4.25%, 5/15/2049	150,000	170,613
Kyndryl Holdings, Inc.
4.10%, 10/15/2041(c)	25,000	22,557
Mastercard, Inc.
2.95%, 6/1/2029	200,000	208,845
PayPal Holdings, Inc.
1.35%, 6/1/2023	200,000	200,486
2.85%, 10/1/2029	100,000	102,561
Visa, Inc.
3.15%, 12/14/2025	150,000	157,482

		1,227,267

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Leisure Products - 0.1%
Hasbro, Inc.
6.35%, 3/15/2040	50,000	66,598

Machinery - 1.1%
Caterpillar, Inc.
5.20%, 5/27/2041	100,000	131,292
Deere & Co.
3.90%, 6/9/2042	50,000	56,507
Illinois Tool Works, Inc.
2.65%, 11/15/2026	200,000	206,572
Stanley Black & Decker, Inc.
4.00%, 3/15/2060(a)	100,000	101,679

		496,050

Media - 0.8%
Fox Corp.
4.71%, 1/25/2029	100,000	110,468
ViacomCBS, Inc.
4.95%, 1/15/2031	200,000	227,889
4.95%, 5/19/2050	50,000	59,507

		397,864

Metals & Mining - 0.4%
Newmont Corp.
5.88%, 4/1/2035	100,000	124,072
Teck Resources Ltd.
6.25%, 7/15/2041	50,000	63,397

		187,469

Multiline Retail - 0.2%
Target Corp.
2.25%, 4/15/2025	100,000	101,576

Multi-Utilities - 0.7%
Consumers Energy Co.
4.35%, 4/15/2049	100,000	120,052
San Diego Gas & Electric Co.
2.95%, 8/15/2051	100,000	94,078
Sempra Energy
4.00%, 2/1/2048	100,000	106,101

		320,231

Oil, Gas & Consumable Fuels - 7.4%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	100,000	126,507
Cenovus Energy, Inc.
5.38%, 7/15/2025	300,000	328,166
2.65%, 1/15/2032	100,000	95,152
Devon Energy Corp.
5.00%, 6/15/2045	50,000	57,957
Enbridge, Inc.
5.50%, 7/15/2077(a)	100,000	102,140
Enterprise Products Operating LLC
6.45%, 9/1/2040	100,000	132,064
4.25%, 2/15/2048	100,000	106,755

Investments	Principal Amount ($)	Value ($)
4.80%, 2/1/2049	50,000	57,660
4.20%, 1/31/2050	50,000	53,134
Hess Corp.
3.50%, 7/15/2024	300,000	310,392
6.00%, 1/15/2040	50,000	62,100
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	100,000	132,173
Kinder Morgan, Inc.
4.30%, 6/1/2025	100,000	106,652
2.00%, 2/15/2031	100,000	91,024
5.55%, 6/1/2045	100,000	119,462
Magellan Midstream Partners LP
3.95%, 3/1/2050	50,000	50,107
Marathon Petroleum Corp.
4.50%, 4/1/2048	50,000	54,500
MPLX LP
2.65%, 8/15/2030	100,000	96,647
5.50%, 2/15/2049	100,000	120,007
Plains All American Pipeline LP
4.65%, 10/15/2025	300,000	322,559
Sabine Pass Liquefaction LLC
4.50%, 5/15/2030	100,000	109,806
Suncor Energy, Inc.
3.75%, 3/4/2051	100,000	101,709
TotalEnergies Capital International SA
2.83%, 1/10/2030	100,000	101,862
3.13%, 5/29/2050	100,000	97,130
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030	50,000	51,422
Valero Energy Corp.
4.00%, 4/1/2029	100,000	105,868
Williams Cos., Inc. (The)
4.55%, 6/24/2024	200,000	211,321
6.30%, 4/15/2040	100,000	128,529
5.75%, 6/24/2044	50,000	62,035

		3,494,840

Paper & Forest Products - 0.2%
Suzano Austria GmbH
3.13%, 1/15/2032	100,000	92,669

Pharmaceuticals - 4.5%
AstraZeneca plc
6.45%, 9/15/2037	100,000	140,893
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	100,000	140,511
Johnson & Johnson
2.63%, 1/15/2025	100,000	103,584
1.30%, 9/1/2030	100,000	92,740
3.63%, 3/3/2037	200,000	220,295
3.70%, 3/1/2046	100,000	110,657

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Merck & Co., Inc.
2.90%, 3/7/2024	100,000	103,201
3.40%, 3/7/2029	100,000	106,387
2.35%, 6/24/2040	100,000	89,702
3.70%, 2/10/2045	100,000	107,313
2.75%, 12/10/2051	50,000	46,047
Novartis Capital Corp.
3.40%, 5/6/2024	100,000	104,363
2.00%, 2/14/2027	100,000	99,756
2.75%, 8/14/2050	100,000	94,594
Pfizer, Inc.
3.45%, 3/15/2029	100,000	107,216
7.20%, 3/15/2039	100,000	153,792
4.13%, 12/15/2046	100,000	116,806
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/2030	200,000	188,204

		2,126,061

Road & Rail - 1.8%
Canadian National Railway Co.
4.45%, 1/20/2049	100,000	121,726
Canadian Pacific Railway Co.
1.35%, 12/2/2024	100,000	98,826
4.80%, 8/1/2045	100,000	122,367
CSX Corp.
3.40%, 8/1/2024	200,000	208,004
4.30%, 3/1/2048	100,000	114,646
3.80%, 4/15/2050	100,000	107,047
Norfolk Southern Corp.
4.65%, 1/15/2046	50,000	59,635

		832,251

Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.
2.88%, 5/11/2024	100,000	102,891
3.40%, 3/25/2025	100,000	104,649
2.45%, 11/15/2029	200,000	199,701
4.75%, 3/25/2050	150,000	185,831
4.95%, 3/25/2060	50,000	64,643
Micron Technology, Inc.
3.37%, 11/1/2041	50,000	47,648

		705,363

Software - 3.7%
Microsoft Corp.
3.13%, 11/3/2025	150,000	157,060
2.40%, 8/8/2026	200,000	204,777
3.30%, 2/6/2027	200,000	212,527
3.45%, 8/8/2036	50,000	54,697
2.53%, 6/1/2050	250,000	227,616
2.92%, 3/17/2052	250,000	244,671
Oracle Corp.
3.60%, 4/1/2040	200,000	185,626
3.65%, 3/25/2041	100,000	93,282

Investments	Principal Amount ($)	Value ($)
4.00%, 7/15/2046	100,000	95,270
4.10%, 3/25/2061	100,000	93,583
salesforce.com, Inc.
1.50%, 7/15/2028	100,000	95,743
2.90%, 7/15/2051	100,000	94,966

		1,759,818

Specialty Retail - 2.2%
Home Depot, Inc. (The)
3.90%, 12/6/2028	200,000	219,156
5.88%, 12/16/2036	150,000	203,183
Lowe’s Cos., Inc.
2.50%, 4/15/2026	200,000	204,372
3.65%, 4/5/2029	250,000	266,507
3.00%, 10/15/2050	150,000	137,366

		1,030,584

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.
2.40%, 5/3/2023	100,000	101,657
3.25%, 2/23/2026	300,000	314,556
1.65%, 2/8/2031	300,000	281,833
2.38%, 2/8/2041	150,000	136,049
3.85%, 5/4/2043	150,000	166,343
4.65%, 2/23/2046	150,000	185,909
2.65%, 2/8/2051	50,000	45,735
Dell International LLC
8.10%, 7/15/2036	54,000	77,802
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(b)	50,000	63,200

		1,373,084

Water Utilities - 0.4%
American Water Capital Corp.
2.30%, 6/1/2031	200,000	193,812

Wireless Telecommunication Services - 0.7%
Vodafone Group plc
4.38%, 5/30/2028	100,000	109,433
5.25%, 5/30/2048	200,000	241,568

		351,001

TOTAL CORPORATE BONDS (Cost $49,238,103)		46,762,791

Total Investments - 98.6% (Cost $49,238,103)		46,762,791
Other assets less liabilities - 1.4%		647,100

Net Assets - 100.0%		47,409,891

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2022.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Security Type	% of Net Assets
Corporate Bonds	98.6%
Others(1)	1.4

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 88.9%

Aerospace & Defense - 0.4%
Boeing Co. (The) 1.17%, 2/4/2023	929,000	927,757
1.95%, 2/1/2024	900,000	904,617

		1,832,374

Agricultural & Farm Machinery - 0.2%
CNH Industrial Capital LLC 4.38%, 4/5/2022	474,000	476,949
1.95%, 7/2/2023	630,000	633,282

		1,110,231

Agricultural Products - 0.3%
Cargill, Inc.
0.40%, 2/2/2024(a)	1,200,000	1,177,053

Air Freight & Logistics - 0.1%
United Parcel Service, Inc. 2.45%, 10/1/2022	445,000	449,992

Airlines - 0.4%
Southwest Airlines Co. 4.75%, 5/4/2023	1,670,000	1,734,796

Apparel, Accessories & Luxury Goods - 0.2%
VF Corp. 2.05%, 4/23/2022	1,085,000	1,088,763

Asset Management & Custody Banks - 1.3%
Ares Capital Corp. 3.50%, 2/10/2023	1,100,000	1,121,961
Bank of New York Mellon Corp. (The) Series J, (SOFR + 0.20%), 0.25%, 10/25/2024(b)	2,800,000	2,793,284
Blackstone Private Credit Fund 2.70%, 1/15/2025(a)	800,000	793,658
FS KKR Capital Corp. 1.65%, 10/12/2024	980,000	951,818

		5,660,721

Automobile Manufacturers - 2.6%
BMW US Capital LLC 3.80%, 4/6/2023(a)	1,250,000	1,287,211
(SOFRINDX + 0.53%), 0.58%, 4/1/2024(a)(b)	900,000	904,443
Daimler Finance North America LLC 0.75%, 3/1/2024(a)	2,350,000	2,308,908
Hyundai Capital America
1.25%, 9/18/2023(a)	910,000	902,467

Investments	Principal Amount ($)	Value ($)
0.80%, 1/8/2024(a)	1,700,000	1,664,436
0.88%, 6/14/2024(a)	1,000,000	975,269
Nissan Motor Acceptance Co. LLC 1.13%, 9/16/2024(a)	900,000	874,109
Volkswagen Group of America Finance LLC 0.75%, 11/23/2022(a)	1,000,000	997,165
3.13%, 5/12/2023(a)	1,410,000	1,440,657

		11,354,665

Automotive Retail - 0.4%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	250,000	260,211
AutoZone, Inc. 2.88%, 1/15/2023	320,000	324,282
O’Reilly Automotive, Inc. 3.85%, 6/15/2023	1,109,000	1,140,278

		1,724,771

Biotechnology - 1.3%
AbbVie, Inc. 2.90%, 11/6/2022	4,000,000	4,057,416
Gilead Sciences, Inc. 0.75%, 9/29/2023	1,624,000	1,607,581

		5,664,997

Cable & Satellite - 0.8%
Charter Communications Operating LLC 4.46%, 7/23/2022	1,062,000	1,073,943
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,407,000	1,501,195
Comcast Corp. (ICE LIBOR USD 3 Month + 0.63%), 0.87%, 4/15/2024(b)	1,000,000	1,010,204

		3,585,342

Commodity Chemicals - 0.1%
Westlake Chemical Corp. 0.88%, 8/15/2024	300,000	292,443

Construction Machinery & Heavy Trucks - 0.5%
Daimler Trucks Finance North America LLC (SOFR + 0.60%), 0.65%, 12/14/2023(a)(b)	2,000,000	2,005,083

Construction Materials - 0.2%
Martin Marietta Materials, Inc. 0.65%, 7/15/2023	980,000	969,558

Consumer Finance - 7.0%
AerCap Ireland Capital DAC (SOFR + 0.68%), 0.73%, 9/29/2023(b)	900,000	900,359
1.65%, 10/29/2024	750,000	737,696

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Ally Financial, Inc. 4.13%, 2/13/2022	1,460,000	1,461,604
4.63%, 5/19/2022	2,000,000	2,023,464
American Express Co. 2.50%, 8/1/2022	570,000	574,567
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.37%), 0.52%, 5/10/2023(b)	2,500,000	2,504,379
0.88%, 7/7/2023	2,420,000	2,406,313
(ICE LIBOR USD 3 Month + 0.42%), 0.61%, 9/8/2023(b)	600,000	601,811
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.95%), 1.15%, 3/9/2022(b)	235,000	235,041
(ICE LIBOR USD 3 Month + 0.72%), 1.02%, 1/30/2023(b)	1,500,000	1,504,236
3.50%, 6/15/2023	1,000,000	1,027,936
Caterpillar Financial Services Corp. 2.95%, 2/26/2022	500,000	500,884
2.40%, 6/6/2022	542,000	545,606
General Motors Financial Co., Inc. 4.15%, 6/19/2023	465,000	480,194
1.70%, 8/18/2023	380,000	380,421
(SOFR + 0.76%), 0.81%, 3/8/2024(b)	800,000	801,803
3.50%, 11/7/2024	600,000	621,307
John Deere Capital Corp. 2.70%, 1/6/2023	300,000	305,242
2.80%, 1/27/2023	625,000	637,274
(SOFR + 0.12%), 0.17%, 7/10/2023(b)	1,500,000	1,500,326
(SOFR + 0.20%), 0.25%, 10/11/2024(b)	1,500,000	1,498,244
PACCAR Financial Corp. 2.65%, 4/6/2023	1,000,000	1,020,585
Synchrony Financial
4.25%, 8/15/2024	1,493,000	1,563,202
Toyota Motor Credit Corp. (SOFR + 0.32%), 0.37%, 1/13/2025(b)	7,000,000	7,001,995

		30,834,489

Data Processing & Outsourced Services - 1.1%
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	910,000	888,373
Global Payments, Inc. 1.50%, 11/15/2024	240,000	236,915

Investments	Principal Amount ($)	Value ($)
PayPal Holdings, Inc. 2.20%, 9/26/2022	320,000	323,316
1.35%, 6/1/2023	3,440,000	3,448,364

		4,896,968

Diversified Banks - 23.2%
Bank of America Corp. (BSBY3M + 0.43%), 0.59%, 5/28/2024(b)	3,700,000	3,702,220
(SOFR + 0.73%), 0.77%, 10/24/2024(b)	2,200,000	2,217,338
Bank of Montreal (SOFRINDX + 0.62%), 0.67%, 9/15/2026(b)	3,300,000	3,296,194
Bank of New Zealand (SOFR + 0.81%), 0.86%, 1/27/2027(a)(b)	4,000,000	4,020,819
Bank of Nova Scotia (The) (SOFRINDX + 0.55%), 0.59%, 3/2/2026(b)	5,000,000	4,987,402
Banque Federative du Credit Mutuel SA (ICE LIBOR USD 3 Month + 0.96%), 1.21%, 7/20/2023(a)(b)	1,000,000	1,011,317
Barclays Bank plc 1.70%, 5/12/2022	1,090,000	1,092,704
BNP Paribas SA 2.95%, 5/23/2022(a)	300,000	302,272
4.25%, 10/15/2024	1,000,000	1,061,010
Canadian Imperial Bank of Commerce (SOFR + 0.80%), 0.85%, 3/17/2023(b)	2,300,000	2,314,126
Citigroup, Inc. (SOFR + 0.67%), 0.72%, 5/1/2025(b)	900,000	904,442
(SOFR + 0.69%), 0.74%, 1/25/2026(b)	2,400,000	2,407,205
Commonwealth Bank of Australia (SOFR + 0.40%), 0.45%, 7/7/2025(a)(b)	1,800,000	1,801,741
(SOFR + 0.52%), 0.57%, 6/15/2026(a)(b)	1,900,000	1,910,400
Cooperatieve Rabobank UA (SOFRINDX + 0.30%), 0.35%, 1/12/2024(b)	2,000,000	2,004,188
(SOFR + 0.38%), 0.43%, 1/10/2025(b)	1,600,000	1,603,592
HSBC Holdings plc 3.26%, 3/13/2023(c)	1,100,000	1,102,706
0.73%, 8/17/2024(c)	2,240,000	2,205,480
ING Groep NV 3.15%, 3/29/2022	291,000	292,247
(SOFR + 1.01%), 1.06%, 4/1/2027(b)	3,800,000	3,844,109

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
JPMorgan Chase & Co. 3.21%, 4/1/2023(c)	700,000	702,358
2.78%, 4/25/2023(c)	100,000	100,353
1.51%, 6/1/2024(c)	2,350,000	2,352,697
0.77%, 8/9/2025(c)	1,000,000	972,214
(SOFR + 0.77%), 0.81%, 9/22/2027(b)	2,500,000	2,502,638
Lloyds Banking Group plc 2.86%, 3/17/2023(c)	2,400,000	2,405,013
1.33%, 6/15/2023(c)	400,000	400,115
4.05%, 8/16/2023	650,000	674,833
Mitsubishi UFJ Financial Group, Inc. 3.22%, 3/7/2022	700,000	702,012
2.62%, 7/18/2022	2,720,000	2,743,252
3.46%, 3/2/2023	500,000	512,091
Mizuho Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.88%), 1.08%, 9/11/2022(b)	600,000	602,359
(ICE LIBOR USD 3 Month + 0.84%), 1.08%, 7/16/2023(b)	700,000	701,956
(ICE LIBOR USD 3 Month + 0.85%), 1.05%, 9/13/2023(b)	2,250,000	2,258,127
(ICE LIBOR USD 3 Month + 0.61%), 0.80%, 9/8/2024(b)	2,900,000	2,908,773
National Australia Bank Ltd. 1.39%, 1/12/2025(a)	2,000,000	1,982,764
(SOFR + 0.65%), 0.70%, 1/12/2027(a)(b)	4,000,000	4,018,966
National Bank of Canada 0.75%, 8/6/2024	900,000	878,655
NatWest Markets plc (SOFR + 0.53%), 0.58%, 8/12/2024(a)(b)	600,000	601,233
Nordea Bank Abp 1.00%, 6/9/2023(a)	640,000	637,981
0.63%, 5/24/2024(a)	1,100,000	1,076,290
Royal Bank of Canada 2.75%, 2/1/2022	600,000	600,000
(SOFRINDX + 0.44%), 0.49%, 1/21/2025(b)	3,000,000	3,003,133
(SOFRINDX + 0.53%), 0.57%, 1/20/2026(b)	2,750,000	2,747,195
(SOFRINDX + 0.57%), 0.61%, 4/27/2026(b)	2,000,000	1,993,662

Investments	Principal Amount ($)	Value ($)
Skandinaviska Enskilda Banken AB 2.20%, 12/12/2022(a)	600,000	607,147
(ICE LIBOR USD 3 Month + 0.32%), 0.49%, 9/1/2023(a)(b)	2,800,000	2,805,055
0.65%, 9/9/2024(a)	500,000	486,954
Societe Generale SA 2.63%, 10/16/2024(a)	1,000,000	1,011,367
Sumitomo Mitsui Financial Group, Inc. 0.51%, 1/12/2024	300,000	293,932
(SOFR + 0.88%), 0.93%, 1/14/2027(b)	1,480,000	1,494,196
Sumitomo Mitsui Trust Bank Ltd. 0.80%, 9/12/2023(a)	900,000	891,086
0.85%, 3/25/2024(a)	400,000	393,216
Swedbank AB 1.30%, 6/2/2023(a)	400,000	399,948
Toronto-Dominion Bank (The) (SOFR + 0.24%), 0.29%, 1/6/2023(b)	2,700,000	2,700,945
0.55%, 3/4/2024	2,000,000	1,961,020
(SOFR + 0.59%), 0.64%, 9/10/2026(b)	2,000,000	2,008,509
US Bank NA 2.65%, 5/23/2022	500,000	502,392
Westpac Banking Corp. (SOFR + 0.30%), 0.35%, 11/18/2024(b)	4,410,000	4,410,498
(SOFR + 0.52%), 0.57%, 6/3/2026(b)	2,568,000	2,576,083

		102,702,530

Diversified Capital Markets - 2.4%
Credit Suisse AG (SOFR + 0.45%), 0.50%, 2/4/2022(b)	3,000,000	3,000,055
2.80%, 4/8/2022	1,300,000	1,305,873
Deutsche Bank AG (ICE LIBOR USD 3 Month + 1.19%), 1.34%, 11/16/2022(b)	1,150,000	1,155,870
0.90%, 5/28/2024	1,100,000	1,079,447
Macquarie Bank Ltd. 2.10%, 10/17/2022(a)	650,000	655,824
UBS AG (SOFR + 0.32%), 0.37%, 6/1/2023(a)(b)	2,500,000	2,501,355
0.70%, 8/9/2024(a)	200,000	195,377
UBS Group AG 3.49%, 5/23/2023(a)	620,000	624,276

		10,518,077

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Diversified REITs - 0.2%
Simon Property Group LP REIT, (SOFR + 0.43%), 0.48%, 1/11/2024(b)	700,000	700,961

Drug Retail - 0.6%
Walgreen Co. 3.10%, 9/15/2022	900,000	912,463
Walgreens Boots Alliance, Inc. 0.95%, 11/17/2023	1,770,000	1,751,570

		2,664,033

Electric Utilities - 3.9%
American Electric Power Co., Inc. Series A, (ICE LIBOR USD 3 Month + 0.48%), 0.61%, 11/1/2023(b)	1,400,000	1,400,130
Duke Energy Corp. 2.40%, 8/15/2022	250,000	251,807
Entergy Louisiana LLC 0.62%, 11/17/2023	1,400,000	1,380,754
Eversource Energy Series T, (SOFRINDX + 0.25%), 0.30%, 8/15/2023(b)	1,500,000	1,499,885
Florida Power & Light Co. (SOFRINDX + 0.38%), 0.43%, 1/12/2024(b)	4,400,000	4,402,449
Mississippi Power Co. Series A, (SOFR + 0.30%), 0.35%, 6/28/2024(b)	950,000	943,466
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 0.27%), 0.43%, 2/22/2023(b)	2,121,000	2,121,311
OGE Energy Corp. 0.70%, 5/26/2023	1,490,000	1,474,817
PPL Electric Utilities Corp. (ICE LIBOR USD 3 Month + 0.25%), 0.47%, 9/28/2023(b)	850,000	848,322
(SOFR + 0.33%), 0.38%, 6/24/2024(b)	1,360,000	1,359,590
Southern Co. (The) Series 21-A, 0.60%, 2/26/2024	1,840,000	1,798,758

		17,481,289

Electrical Components & Equipment - 0.1%
Eaton Corp. 2.75%, 11/2/2022	250,000	253,433

Investments	Principal Amount ($)	Value ($)
Financial Exchanges & Data - 1.2%
Intercontinental Exchange, Inc. 2.35%, 9/15/2022	1,300,000	1,310,337
Moody’s Corp. 2.63%, 1/15/2023	1,000,000	1,014,274
Nasdaq, Inc. 0.45%, 12/21/2022	2,865,000	2,849,246

		5,173,857

Gas Utilities - 0.8%
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	1,170,000	1,162,262
ONE Gas, Inc. (ICE LIBOR USD 3 Month + 0.61%), 0.81%, 3/11/2023(b)	2,050,000	2,049,996
Southern Natural Gas Co. LLC 0.63%, 4/28/2023(a)	180,000	178,267

		3,390,525

Health Care Equipment - 2.6%
Abbott Laboratories 2.55%, 3/15/2022	1,162,000	1,164,862
Baxter International, Inc. 0.87%, 12/1/2023(a)	1,800,000	1,777,664
(SOFR + 0.44%), 0.49%, 11/29/2024(a)(b)	1,140,000	1,136,928
Becton Dickinson and Co. (ICE LIBOR USD 3 Month + 1.03%), 1.21%, 6/6/2022(b)	1,900,000	1,905,789
DH Europe Finance II Sarl 2.05%, 11/15/2022	3,050,000	3,082,535
Stryker Corp. 0.60%, 12/1/2023	1,910,000	1,881,856
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	650,000	641,304

		11,590,938

Health Care Facilities - 0.1%
HCA, Inc. 5.00%, 3/15/2024	400,000	424,193

Health Care Services - 0.5%
CVS Health Corp. 3.50%, 7/20/2022	800,000	807,187
2.75%, 12/1/2022	1,610,000	1,627,572

		2,434,759

Homebuilding - 0.3%
DR Horton, Inc. 4.38%, 9/15/2022	500,000	506,128
Lennar Corp. 4.88%, 12/15/2023	940,000	986,403

		1,492,531

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Household Products - 0.4%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	1,185,000	1,193,134
2.88%, 10/1/2022	400,000	405,242

		1,598,376

Industrial Conglomerates - 0.7%
General Electric Co. (ICE LIBOR USD 3 Month + 0.30%), 0.54%, 5/13/2024(b)	3,000,000	2,964,787
Roper Technologies, Inc. 0.45%, 8/15/2022	290,000	289,607

		3,254,394

Insurance Brokers - 0.5%
Aon Corp. 2.20%, 11/15/2022	2,227,000	2,250,462

Integrated Oil & Gas - 0.2%
Chevron Corp. 2.41%, 3/3/2022	500,000	499,888
Saudi Arabian Oil Co. 1.25%, 11/24/2023(a)	200,000	198,750
TotalEnergies Capital International SA 2.88%, 2/17/2022	232,000	232,253

		930,891

Integrated Telecommunication Services - 2.6%
AT&T, Inc. 3.00%, 6/30/2022	200,000	201,092
(SOFRINDX + 0.64%), 0.69%, 3/25/2024(b)	1,160,000	1,160,368
(ICE LIBOR USD 3 Month + 1.18%), 1.38%, 6/12/2024(b)	3,550,000	3,615,510
Bell Canada Series US-3, 0.75%, 3/17/2024	2,850,000	2,798,569
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.10%), 1.26%, 5/15/2025(b)	1,000,000	1,021,390
(SOFRINDX + 0.79%), 0.84%, 3/20/2026(b)	2,600,000	2,616,031

		11,412,960

Internet & Direct Marketing Retail - 0.4%
eBay, Inc. 2.60%, 7/15/2022	400,000	401,653
(ICE LIBOR USD 3 Month + 0.87%), 1.17%, 1/30/2023(b)	1,510,000	1,519,382

		1,921,035

Investments	Principal Amount ($)	Value ($)
Investment Banking & Brokerage - 2.2%
Charles Schwab Corp. (The) 2.65%, 1/25/2023	677,000	687,703
(SOFRINDX + 0.50%), 0.55%, 3/18/2024(b)	1,390,000	1,392,310
Goldman Sachs Group, Inc. (The) (SOFR + 0.54%), 0.59%, 11/17/2023(b)	300,000	300,162
(SOFR + 0.58%), 0.63%, 3/8/2024(b)	2,600,000	2,599,448
Morgan Stanley 2.75%, 5/19/2022	845,000	850,856
0.56%, 11/10/2023(c)	3,360,000	3,342,819
1.16%, 10/21/2025(c)	500,000	488,020
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	140,000	140,303

		9,801,621

IT Consulting & Other Services - 0.0%(d)
International Business Machines Corp. 2.85%, 5/13/2022	100,000	100,663

Life & Health Insurance - 1.4%
Athene Global Funding 3.00%, 7/1/2022(a)	269,000	271,611
1.20%, 10/13/2023(a)	1,900,000	1,886,483
(ICE LIBOR USD 3 Month + 0.73%), 0.96%, 1/8/2024(a)(b)	1,000,000	1,003,478
Brighthouse Financial Global Funding 0.60%, 6/28/2023(a)	630,000	622,743
Jackson National Life Global Funding 2.50%, 6/27/2022(a)	670,000	675,443
Protective Life Global Funding 0.63%, 10/13/2023(a)	900,000	888,967
Security Benefit Global Funding 1.25%, 5/17/2024(a)	650,000	637,655

		5,986,380

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (SOFR + 0.53%), 0.58%, 10/18/2024(b)	550,000	550,350
1.22%, 10/18/2024	1,390,000	1,371,998

		1,922,348

Managed Health Care - 2.7%
Aetna, Inc. 2.75%, 11/15/2022	3,000,000	3,029,801
Cigna Corp. (ICE LIBOR USD 3 Month + 0.89%), 1.13%, 7/15/2023(b)	2,500,000	2,524,678
Humana, Inc. 0.65%, 8/3/2023	760,000	750,753

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc. 3.35%, 7/15/2022	4,026,000	4,074,136
0.55%, 5/15/2024	1,580,000	1,547,940

		11,927,308

Movies & Entertainment - 1.8%
TWDC Enterprises 18 Corp. (ICE LIBOR USD 3 Month + 0.39%), 0.57%, 3/4/2022(b)	5,600,000	5,602,014
2.35%, 12/1/2022	1,855,000	1,877,231
Walt Disney Co. (The) 3.00%, 9/15/2022	568,000	576,014

		8,055,259

Multi-line Insurance - 0.5%
New York Life Global Funding (SOFR + 0.33%), 0.38%, 1/14/2025(a)(b)	2,000,000	2,002,672

Multi-Utilities - 3.0%
Ameren Illinois Co. 2.70%, 9/1/2022	1,000,000	1,006,412
0.38%, 6/15/2023	670,000	662,179
Black Hills Corp. 1.04%, 8/23/2024	960,000	939,472
CenterPoint Energy, Inc. (SOFRINDX + 0.65%), 0.70%, 5/13/2024(b)	1,180,000	1,180,061
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	3,600,000	3,544,450
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.73%, 9/15/2023(b)	2,000,000	2,001,117
DTE Energy Co. Series H, 0.55%, 11/1/2022	3,000,000	2,993,168
2.25%, 11/1/2022	1,082,000	1,092,566

		13,419,425

Oil & Gas Equipment & Services - 0.5%
Baker Hughes Holdings LLC 1.23%, 12/15/2023	1,220,000	1,215,643
Schlumberger Finance Canada Ltd. 2.65%, 11/20/2022(a)	930,000	943,163

		2,158,806

Oil & Gas Exploration & Production - 0.8%
Continental Resources, Inc. 4.50%, 4/15/2023	220,000	225,905
Pioneer Natural Resources Co. 0.75%, 1/15/2024	3,350,000	3,286,974

		3,512,879

Investments	Principal Amount ($)	Value ($)
Oil & Gas Refining & Marketing - 0.2%
Phillips 66 4.30%, 4/1/2022	470,000	472,898
3.70%, 4/6/2023	600,000	616,074

		1,088,972

Oil & Gas Storage & Transportation - 0.4%
Enbridge, Inc. (SOFR + 0.40%), 0.45%, 2/17/2023(b)	690,000	689,814
MPLX LP 3.50%, 12/1/2022	420,000	427,718
TransCanada PipeLines Ltd. 1.00%, 10/12/2024	520,000	508,954

		1,626,486

Other Diversified Financial Services - 0.4%
Jackson Financial, Inc. 1.13%, 11/22/2023(a)	950,000	939,710
Synchrony Bank 3.00%, 6/15/2022	1,000,000	1,006,804

		1,946,514

Packaged Foods & Meats - 2.4%
Campbell Soup Co. 2.50%, 8/2/2022	2,926,000	2,950,923
Conagra Brands, Inc. 3.20%, 1/25/2023	2,575,000	2,614,442
0.50%, 8/11/2023	560,000	551,933
General Mills, Inc. (ICE LIBOR USD 3 Month + 1.01%), 1.25%, 10/17/2023(b)	650,000	658,508
Hormel Foods Corp. 0.65%, 6/3/2024	280,000	274,640
McCormick & Co., Inc. 2.70%, 8/15/2022	1,111,000	1,121,203
0.90%, 2/15/2026	620,000	590,027
Mondelez International, Inc. 0.63%, 7/1/2022	500,000	499,786
Nestle Holdings, Inc. 0.61%, 9/14/2024(a)	900,000	876,857
Unilever Capital Corp. 2.20%, 5/5/2022	550,000	551,500

		10,689,819

Paper Packaging - 0.2%
Avery Dennison Corp. 0.85%, 8/15/2024	1,040,000	1,016,835

Paper Products - 0.5%
Georgia-Pacific LLC 0.63%, 5/15/2024(a)	2,200,000	2,147,812

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Pharmaceuticals - 2.1%
AstraZeneca plc (ICE LIBOR USD 3 Month + 0.67%), 0.82%, 8/17/2023(b)	480,000	483,077
Bristol-Myers Squibb Co. 2.60%, 5/16/2022	2,000,000	2,012,386
0.54%, 11/13/2023	700,000	692,048
Eli Lilly & Co. 2.35%, 5/15/2022	219,000	219,979
Merck & Co., Inc. 2.40%, 9/15/2022	1,375,000	1,384,790
Pfizer, Inc. 2.80%, 3/11/2022	300,000	300,804
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	1,120,000	1,142,227
Viatris, Inc. 1.13%, 6/22/2022	3,054,000	3,057,862

		9,293,173

Property & Casualty Insurance - 0.1%
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	585,000	591,969

Railroads - 0.6%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	910,000	899,317
Union Pacific Corp. 2.95%, 3/1/2022	970,000	972,095
2.95%, 1/15/2023	600,000	608,340

		2,479,752

Regional Banks - 2.6%
Capital One Bank USA NA 3.38%, 2/15/2023	350,000	358,364
KeyBank NA (SOFR + 0.34%), 0.39%, 1/3/2024(b)	4,800,000	4,800,484
PNC Financial Services Group, Inc. (The) 2.85%, 11/9/2022(e)	375,000	381,126
Truist Financial Corp. 3.05%, 6/20/2022	2,358,000	2,376,033
(SOFR + 0.40%), 0.45%, 6/9/2025(b)	3,750,000	3,740,669

		11,656,676

Residential REITs - 0.2%
American Campus Communities Operating Partnership LP REIT, 3.75%, 4/15/2023	985,000	1,006,874

Retail REITs - 0.7%
Kimco Realty Corp. REIT, 3.40%, 11/1/2022	3,000,000	3,043,697

Investments	Principal Amount ($)	Value ($)
Semiconductors - 1.1%
Advanced Micro Devices, Inc. 7.50%, 8/15/2022	200,000	205,914
Analog Devices, Inc. (SOFR + 0.25%), 0.30%, 10/1/2024(b)	610,000	611,613
Microchip Technology, Inc. 0.98%, 9/1/2024(a)	870,000	847,132
NVIDIA Corp. 0.31%, 6/15/2023	3,390,000	3,355,210

		5,019,869

Soft Drinks - 0.8%
Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	3,500,000	3,429,616

Specialized Finance - 0.5%
AIG Global Funding 2.30%, 7/1/2022(a)	1,025,000	1,032,447
Element Fleet Management Corp. 1.60%, 4/6/2024(a)	500,000	496,273
NTT Finance Corp. 0.58%, 3/1/2024(a)	600,000	587,756

		2,116,476

Specialized REITs - 1.3%
Crown Castle International Corp. REIT, 3.15%, 7/15/2023	1,700,000	1,738,932
Public Storage REIT, (SOFR + 0.47%), 0.52%, 4/23/2024(b)	4,000,000	4,000,365

		5,739,297

Specialty Chemicals - 0.2%
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	750,000	763,528

Systems Software - 0.5%
Oracle Corp. 2.50%, 10/15/2022	1,800,000	1,818,596
VMware, Inc. 0.60%, 8/15/2023	590,000	582,345

		2,400,941

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC 5.45%, 6/15/2023	268,000	280,337
Hewlett Packard Enterprise Co. 2.25%, 4/1/2023	400,000	403,904

		684,241

Trading Companies & Distributors - 0.9%
Air Lease Corp. (ICE LIBOR USD 3 Month + 0.35%), 0.55%, 12/15/2022(b)	1,500,000	1,499,712
0.70%, 2/15/2024	1,000,000	973,230
0.80%, 8/18/2024	980,000	950,244

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
GATX Corp. 4.75%, 6/15/2022	539,000	547,022

		3,970,208

Trucking - 0.6%
Ryder System, Inc. 2.88%, 6/1/2022	1,757,000	1,766,624
3.40%, 3/1/2023	300,000	306,541
SMBC Aviation Capital Finance DAC 4.13%, 7/15/2023(a)	700,000	723,419

		2,796,584

Wireless Telecommunication Services - 1.5%
Rogers Communications, Inc. (ICE LIBOR USD 3 Month + 0.60%), 0.81%, 3/22/2022(b)	6,000,000	6,004,210
Vodafone Group plc 2.50%, 9/26/2022	708,000	716,086

		6,720,296

TOTAL CORPORATE BONDS (Cost $395,049,441)		393,694,486

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 2.8%

AmeriCredit Automobile Receivables Trust Series 2020-3, Class A2, 0.42%, 3/18/2024	371,430	371,400
Series 2021-1, Class A2, 0.28%, 6/18/2024	745,385	745,138
Series 2021-2, Class A2, 0.26%, 11/18/2024	722,555	721,497
BA Credit Card Trust Series 2019-A1, Class A1, 1.74%, 1/15/2025	880,000	885,536
Barclays Dryrock Issuance Trust Series 2019-1, Class A, 1.96%, 5/15/2025	700,000	704,478
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2, 1.72%, 8/15/2024	900,000	905,564
Enterprise Fleet Financing LLC Series 2019-2, Class A2, 2.29%, 2/20/2025(a)	386,351	388,394
Ford Credit Auto Owner Trust Series 2020-C, Class A2, 0.25%, 10/15/2023	267,757	267,616
Ford Credit Floorplan Master Owner Trust A Series 2019-1, Class A, 2.84%, 3/15/2024	500,000	501,515
GM Financial Automobile Leasing Trust Series 2020-1, Class A3, 1.67%, 12/20/2022	166,296	166,537

Investments	Principal Amount ($)	Value ($)
Mercedes-Benz Auto Lease Trust Series 2020-B, Class A2, 0.31%, 2/15/2023	96,801	96,785
Santander Drive Auto Receivables Trust Series 2021-4, Class A2, 0.37%, 8/15/2024	500,000	499,482
Synchrony Card Funding LLC Series 2019-A1, Class A, 2.95%, 3/15/2025	2,000,000	2,006,420
Verizon Owner Trust Series 2020-A, Class A1A, 1.85%, 7/22/2024	1,500,000	1,508,315
World Financial Network Credit Card Master Trust Series 2019-B, Class A, 2.49%, 4/15/2026	1,000,000	1,007,113
Series 2019-C, Class A, 2.21%, 7/15/2026	1,000,000	1,009,348
World Omni Automobile Lease Securitization Trust Series 2020-B, Class A2, 0.32%, 9/15/2023	469,015	468,884

TOTAL ASSET-BACKED SECURITIES (Cost $12,204,855)		12,254,022

MUNICIPAL BONDS - 1.7%
University of Missouri, System Facilities Revenue Bonds Series 2020-A, 1.47%, 11/1/2023	1,000,000	1,004,568
City of New York Series 2021-D, 0.43%, 8/1/2022	830,000	829,294
Series 2021-D, 0.59%, 8/1/2023	1,800,000	1,785,238
Anaheim Public Financing Authority Series 2021-A, 0.63%, 7/1/2024	500,000	488,162
California Earthquake Authority Series 2020-B, 1.33%, 7/1/2022	500,000	501,752
Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds Series 2020-B, 0.38%, 4/1/2023	1,110,000	1,100,975
New York City Transitional Finance Authority, Building Aid Series 2022 Subseries S-1B, 0.64%, 7/15/2024	1,000,000	978,075
Port Authority of New York & New Jersey Series AAA, 1.09%, 7/1/2023	1,000,000	997,862

TOTAL MUNICIPAL BONDS (Cost $7,738,392)		7,685,926

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 0.2%

Japan Bank for International Cooperation 1.75%, 1/23/2023 (Cost $799,152)	800,000	806,591

SHORT-TERM INVESTMENTS - 4.0%

U.S. TREASURY OBLIGATIONS - 4.0%
U.S. Treasury Bills 0.25%, 12/1/2022(f) (Cost $17,961,527)	18,000,000	17,905,881
Total Investments - 97.6% (Cost $433,753,367)		432,346,906
Other assets less liabilities - 2.4%		10,551,783

Net Assets - 100.0%		442,898,689

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2022.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)	Represents less than 0.05% of net assets.
(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2022.

(f)	The rate shown was the current yield as of January 31, 2022.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2022:

Australia	3.9%
Canada	8.6
Finland	0.4
France	0.8
Germany	2.5
Ireland	0.5
Japan	3.4
Netherlands	1.8
New Zealand	0.9
Saudi Arabia	0.0 †
Sweden	1.0
Switzerland	1.7
United Kingdom	2.3
United States	69.8
Other[1]	2.4

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-fixed-income securities and net other assets (liabilities).

Security Type	% of Net Assets
Corporate Bonds	88.9%
Asset-Backed Securities	2.8
Municipal Bonds	1.7
Foreign Government Securities	0.2
Short-Term Investments	4.0
Others(1)	2.4

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

January 31, 2022 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 98.8%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	715,859	37,061,882
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	97,681	5,465,662
FlexShares® Disciplined Duration MBS Index Fund(a)	1,143,410	26,180,659
FlexShares® Ready Access Variable Income Fund(a)	114,320	8,618,585
iShares 10+ Year Investment Grade Corporate Bond ETF	145,114	9,602,193
iShares 20+ Year Treasury Bond ETF	78,049	11,113,397
iShares 3-7 Year Treasury Bond ETF	17,382	2,204,559
iShares 5-10 Year Investment Grade Corporate Bond ETF	184,348	10,659,001
iShares 7-10 Year Treasury Bond ETF	31,940	3,595,486
iShares MBS ETF	84,692	8,971,424
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	232,135	12,356,546

TOTAL EXCHANGE TRADED FUNDS (COST $138,851,748)		135,829,394

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.7%

U.S. TREASURY OBLIGATIONS - 0.7%
U.S. Treasury Bills 0.22%, 5/19/2022(b) (Cost $999,348)	1,000,000	999,234

Investments	Principal Amount ($)	Value ($)
Total Investments - 99.5% (Cost $139,851,096)		136,828,628
Other assets less liabilities - 0.5%		737,746

Net Assets - 100.0%		137,566,374

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)	The rate shown was the current yield as of January 31, 2022.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Core Select Bond Fund (cont.)

For the period ended January 31, 2022, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2022, was as follows:

Security	Value October 31, 2021	Purchases at Cost	Sales Proceeds	Shares January 31, 2022	Value January 31, 2022	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Credit-Scored US Corporate Bond Index Fund	$37,734,108	$4,833,961	$4,277,983	715,859	$37,061,882	$(1,094,077)	$167,008	$(134,127)
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	5,998,595	803,782	879,315	97,681	5,465,662	(446,123)	46,207	(11,277)
FlexShares® Disciplined Duration MBS Index Fund	14,831,201	12,293,087	404,189	1,143,410	26,180,659	(528,446)	101,159	(10,994)
FlexShares® Ready Access Variable Income Fund	2,015,253	9,578,266	2,938,253	114,320	8,618,585	(17,994)	2,964	(18,687)

	$60,579,157	$27,509,096	$8,499,740	2,071,270	$77,326,788	$(2,086,640)	$317,338	$(175,085)

Security Type	% of Net Assets
Exchange Traded Funds	98.8%
Short-Term Investments	0.7
Others(1)	0.5

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

January 31, 2022 (Unaudited)

Investment Valuation

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of January 31, 2022 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Low Volatility Index Fund
Investments
Common Stocks*	$165,128,004	$—	$—	$165,128,004
Short-Term Investments	—	34,952	—	34,952

Total Investments	$165,128,004	$34,952	$—	$165,162,956

Other Financial Instruments
Liabilities
Futures Contracts	$(9,907)	$—	$—	$(9,907)

Total Other Financial Instruments	$(9,907)	$—	$—	$(9,907)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks
Electric Utilities	$3,338,609	$13,451	$—	$3,352,060
Other*	73,092,623	—	—	73,092,623
Securities Lending Reinvestments
Repurchase Agreements	—	612,791	—	612,791

Total Investments	$76,431,232	$626,242	$—	$77,057,474

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$12,699	$—	$12,699
Liabilities
Futures Contracts	(21,722)	—	—	(21,722)
Forward Foreign Currency Contracts	—	(5,098)	—	(5,098)

Total Other Financial Instruments	$(21,722)	$7,601	$—	$(14,121)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks
Internet & Direct Marketing Retail	$693,830	$17,571	$—	$711,401
Multiline Retail	—	351	—	351
Other*	15,007,611	—	—	15,007,611

Total Investments	$15,701,441	$17,922	$—	$15,719,363

Other Financial Instruments
Assets
Futures Contracts	$260	$—	$—	$260
Forward Foreign Currency Contracts	—	2	—	2
Liabilities
Forward Foreign Currency Contracts	—	(10)	—	(10)

Total Other Financial Instruments	$260	$(8)	$—	$252

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks*	$1,603,681,280	$—	$—	$1,603,681,280
Rights	—	—	25,719	25,719
Warrants	78,580	—	—	78,580
Securities Lending Reinvestments
Certificates of Deposit	—	29,498,183	—	29,498,183
Repurchase Agreements	—	130,680,934	—	130,680,934

Total Investments	$1,603,759,860	$160,179,117	$25,719	$1,763,964,696

Other Financial Instruments
Liabilities
Futures Contracts	$(454,123)	$—	$—	$(454,123)

Total Other Financial Instruments	$(454,123)	$—	$—	$(454,123)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$60,165	$—	$—	$60,165
Common Stocks
Auto Components	8,751,163	175,782	—	8,926,945
Banks	63,623,925	1,049	—	63,624,974
Construction & Engineering	12,711,453	10,278	—	12,721,731
Electric Utilities	9,056,416	17,654	—	9,074,070
Equity Real Estate Investment Trusts (REITs)	14,484,907	95,025	—	14,579,932
Health Care Providers & Services	4,528,790	62	—	4,528,852
Internet & Direct Marketing Retail	2,784,107	73,584	—	2,857,691
Metals & Mining	30,878,214	1,634,041	—	32,512,255
Multi-Utilities	4,528,447	34,011	—	4,562,458
Pharmaceuticals	27,456,803	3,307	—	27,460,110
Other*	433,370,627	—	—	433,370,627
Rights	—	461	—	461
Warrants	—	—	—	—
Securities Lending Reinvestments
Repurchase Agreements	—	10,842,400	—	10,842,400

Total Investments	$612,235,017	$12,887,654	$—	$625,122,671

Other Financial Instruments
Assets
Futures Contracts	$23,414	$—	$—	$23,414
Forward Foreign Currency Contracts	—	71,330	—	71,330
Liabilities
Futures Contracts	(229,117)	—	—	(229,117)
Forward Foreign Currency Contracts	—	(99,051)	—	(99,051)

Total Other Financial Instruments	$(205,703)	$(27,721)	$—	$(233,424)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Auto Components	$3,288,264	$15,111	$—	$3,303,375
Automobiles	6,849,450	44,160	—	6,893,610
Banks	41,241,387	251,123	—	41,492,510
Biotechnology	1,943,669	—	12,657	1,956,326
Chemicals	12,266,275	17,785	—	12,284,060
Commercial Services & Supplies	420,953	38,340	—	459,293
Construction & Engineering	4,158,492	3,050	—	4,161,542
Diversified Consumer Services	617,186	—	14,280	631,466
Diversified Financial Services	2,442,154	118,454	—	2,560,608
Electrical Equipment	3,078,718	11,402	—	3,090,120
Energy Equipment & Services	299,191	—	4,314	303,505
Equity Real Estate Investment Trusts (REITs)	3,416,807	24,371	—	3,441,178
Food & Staples Retailing	2,838,373	477	—	2,838,850
Food Products	9,524,978	30,617	—	9,555,595
Health Care Equipment & Supplies	1,082,574	—	18,821	1,101,395
Hotels, Restaurants & Leisure	2,386,089	1,682	11,159	2,398,930
Internet & Direct Marketing Retail	9,775,033	215,309	—	9,990,342
Metals & Mining	14,507,239	—	144,956	14,652,195
Oil, Gas & Consumable Fuels	15,738,287	1,824	—	15,740,111
Pharmaceuticals	4,629,932	—	3,913	4,633,845
Real Estate Management & Development	14,180,232	184,029	24,740	14,389,001
Transportation Infrastructure	2,714,590	103,394	—	2,817,984
Other*	159,740,368	—	—	159,740,368
Corporate Bonds*	—	9,249	—	9,249
Rights	—	4,287	—	4,287
Securities Lending Reinvestments
Repurchase Agreements	—	2,029,805	—	2,029,805

Total Investments	$317,140,241	$3,104,469	$234,840	$320,479,550

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$8,722	$—	$8,722
Liabilities
Futures Contracts	(1,365)	—	—	(1,365)
Forward Foreign Currency Contracts	—	(5,992)	—	(5,992)

Total Other Financial Instruments	$(1,365)	$2,730	$—	$1,365

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks*	$140,485,160	$—	$—	$140,485,160
Securities Lending Reinvestments
Repurchase Agreements	—	721,656	—	721,656

Total Investments	$140,485,160	$721,656	$—	$141,206,816

Other Financial Instruments
Liabilities
Futures Contracts	$(57,209)	$—	$—	$(57,209)

Total Other Financial Instruments	$(57,209)	$—	$—	$(57,209)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® US ESG Select Index Fund
Investments
Common Stocks*	$194,061,294	$—	$—	$194,061,294
Securities Lending Reinvestments
Repurchase Agreements	—	4,992	—	4,992

Total Investments	$194,061,294	$4,992	$—	$194,066,286

Other Financial Instruments
Liabilities
Futures Contracts	$(54,599)	$—	$—	$(54,599)

Total Other Financial Instruments	$(54,599)	$—	$—	$(54,599)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global ESG Select Index Fund
Investments
Common Stocks
Electric Utilities	$1,893,494	$4,123	$—	$1,897,617
Internet & Direct Marketing Retail	8,508,864	18,279	—	8,527,143
Metals & Mining	1,891,607	165,418	—	2,057,025
Multi-Utilities	1,017,545	19,451	—	1,036,996
Other*	165,087,392	—	—	165,087,392
Securities Lending Reinvestments
Repurchase Agreements	—	331,222	—	331,222

Total Investments	$178,398,902	$538,493	$—	$178,937,395

Other Financial Instruments
Assets
Futures Contracts	$1,185	$—	$—	$1,185
Forward Foreign Currency Contracts	—	25,222	—	25,222
Liabilities
Futures Contracts	(24,212)	—	—	(24,212)
Forward Foreign Currency Contracts	—	(21,848)	—	(21,848)

Total Other Financial Instruments	$(23,027)	$3,374	$—	$(19,653)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks*	$2,566,831	$—	$—	$2,566,831
Short-Term Investments	—	4,993	—	4,993

Total Investments	$2,566,831	$4,993	$—	$2,571,824

Other Financial Instruments
Liabilities
Futures Contracts	$(936)	$—	$—	$(936)

Total Other Financial Instruments	$(936)	$—	$—	$(936)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks
Electric Utilities	$96,276	$490	$—	$96,766
Metals & Mining	135,814	2,493	—	138,307
Other*	4,614,104	—	—	4,614,104

Total Investments	$4,846,194	$2,983	$—	$4,849,177

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$397	$—	$397
Liabilities
Forward Foreign Currency Contracts	—	(629)	—	(629)

Total Other Financial Instruments	$—	$(232)	$—	$(232)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks
Multi-Utilities	$60,277,020	$23,259,097	$—	$83,536,117
Other*	6,679,815,179	—	—	6,679,815,179
Securities Lending Reinvestments
Certificates of Deposit	—	18,999,577	—	18,999,577
Repurchase Agreements	—	79,127,236	—	79,127,236

Total Investments	$6,740,092,199	$121,385,910	$—	$6,861,478,109

Other Financial Instruments
Assets
Futures Contracts	$198,953	$—	$—	$198,953
Forward Foreign Currency Contracts	—	236,949	—	236,949
Liabilities
Futures Contracts	(527,805)	—	—	(527,805)
Forward Foreign Currency Contracts	—	(357,689)	—	(357,689)

Total Other Financial Instruments	$(328,852)	$(120,740)	$—	$(449,592)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Electric Utilities	$328,589,003	$1,061,215	$—	$329,650,218
Multi-Utilities	251,700,211	11,778,753	—	263,478,964
Other*	1,931,525,559	—	—	1,931,525,559
Securities Lending Reinvestments
Repurchase Agreements	—	13,342,975	—	13,342,975

Total Investments	$2,511,814,773	$26,182,943	$—	$2,537,997,716

Other Financial Instruments
Assets
Futures Contracts	$83,107	$—	$—	$83,107
Forward Foreign Currency Contracts	—	317,870	—	317,870
Liabilities
Futures Contracts	(673,984)	—	—	(673,984)
Forward Foreign Currency Contracts	—	(193,116)	—	(193,116)

Total Other Financial Instruments	$(590,877)	$124,754	$—	$(466,123)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$361,218,217	$1,840,110	$—	$363,058,327
Other*	69,858,745	—	—	69,858,745
Securities Lending Reinvestments
Repurchase Agreements	—	5,683,536	—	5,683,536

Total Investments	$431,076,962	$7,523,646	$—	$438,600,608

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$28,076	$—	$28,076
Liabilities
Futures Contracts	(351,919)	—	—	(351,919)
Forward Foreign Currency Contracts	—	(26,593)	—	(26,593)

Total Other Financial Instruments	$(351,919)	$1,483	$—	$(350,436)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Real Assets Allocation Index Fund
Investments
Exchange Traded Funds	$40,161,293	$—	$—	$40,161,293

Total Investments	$40,161,293	$—	$—	$40,161,293

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$1,659,146,858	$—	$—	$1,659,146,858
Securities Lending Reinvestments
Certificates of Deposit	—	17,498,983	—	17,498,983
Repurchase Agreements	—	137,539,220	—	137,539,220

Total Investments	$1,659,146,858	$155,038,203	$—	$1,814,185,061

Other Financial Instruments
Liabilities
Futures Contracts	$(128,202)	$—	$—	$(128,202)

Total Other Financial Instruments	$(128,202)	$—	$—	$(128,202)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$432,585,360	$—	$—	$432,585,360
Securities Lending Reinvestments
Repurchase Agreements	—	23,960,714	—	23,960,714

Total Investments	$432,585,360	$23,960,714	$—	$456,546,074

Other Financial Instruments
Liabilities
Futures Contracts	$(138,164)	$—	$—	$(138,164)

Total Other Financial Instruments	$(138,164)	$—	$—	$(138,164)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$21,901,366	$—	$—	$21,901,366
Securities Lending Reinvestments
Repurchase Agreements	—	93,398	—	93,398

Total Investments	$21,901,366	$93,398	$—	$21,994,764

Other Financial Instruments
Liabilities
Futures Contracts	$(10,620)	$—	$—	$(10,620)

Total Other Financial Instruments	$(10,620)	$—	$—	$(10,620)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks
Electric Utilities	$17,402,962	$48,348	$—	$17,451,310
Internet & Direct Marketing Retail	6,228,328	163,097	—	6,391,425
Metals & Mining	41,113,968	1,323,503	—	42,437,471
Other*	531,811,557	—	—	531,811,557
Securities Lending Reinvestments
Repurchase Agreements	—	1,464,010	—	1,464,010

Total Investments	$596,556,815	$2,998,958	$—	$599,555,773

Other Financial Instruments
Assets
Futures Contracts	$43,455	$—	$—	$43,455
Forward Foreign Currency Contracts	—	76,156	—	76,156
Liabilities
Futures Contracts	(147,347)	—	—	(147,347)
Forward Foreign Currency Contracts	—	(116,479)	—	(116,479)

Total Other Financial Instruments	$(103,892)	$(40,323)	$—	$(144,215)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks
Construction & Engineering	$1,327,370	$2,674	$—	$1,330,044
Electric Utilities	1,756,493	1,720	—	1,758,213
Internet & Direct Marketing Retail	394,445	16,456	—	410,901
Other*	65,476,719	—	—	65,476,719
Securities Lending Reinvestments
Repurchase Agreements	—	290,327	—	290,327

Total Investments	$68,955,027	$311,177	$—	$69,266,204

Other Financial Instruments
Assets
Futures Contracts	$2,743	$—	$—	$2,743
Forward Foreign Currency Contracts	—	7,261	—	7,261
Liabilities
Futures Contracts	(12,067)	—	—	(12,067)
Forward Foreign Currency Contracts	—	(5,085)	—	(5,085)

Total Other Financial Instruments	$(9,324)	$2,176	$—	$(7,148)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks
Construction & Engineering	$936,182	$3,348	$—	$939,530
Internet & Direct Marketing Retail	449,668	14,803	—	464,471
Metals & Mining	5,463,533	357,111	—	5,820,644
Other*	74,462,548	—	—	74,462,548
Securities Lending Reinvestments
Repurchase Agreements	—	663,176	—	663,176

Total Investments	$81,311,931	$1,038,438	$—	$82,350,369

Other Financial Instruments
Assets
Futures Contracts	$1,184	$—	$—	$1,184
Forward Foreign Currency Contracts	—	8,748	—	8,748
Liabilities
Futures Contracts	(15,130)	—	—	(15,130)
Forward Foreign Currency Contracts	—	(7,866)	—	(7,866)

Total Other Financial Instruments	$(13,946)	$882	$—	$(13,064)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$1,506,964,855	$—	$1,506,964,855
Securities Lending Reinvestments
Repurchase Agreements	—	41,491,235	—	41,491,235

Total Investments	$—	$1,548,456,090	$—	$1,548,456,090

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$762,106,597	$—	$762,106,597
Securities Lending Reinvestments
Repurchase Agreements	—	30,098,615	—	30,098,615

Total Investments	$—	$792,205,212	$—	$792,205,212

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$119,821,077	$—	$119,821,077

Total Investments	$—	$119,821,077	$—	$119,821,077

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$307,889,197	$—	$307,889,197

Total Investments	$—	$307,889,197	$—	$307,889,197

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$55,012,565	$—	$55,012,565

Total Investments	$—	$55,012,565	$—	$55,012,565

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Common Stocks*	$56	$—	$—	$56
Corporate Bonds*	—	665,815,505	—	665,815,505

Total Investments	$56	$665,815,505	$—	$665,815,561

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate High Yield Corporate Core Index Fund
Investments
Corporate Bonds*	$—	$27,914,335	$—	$27,914,335

Total Investments	$—	$27,914,335	$—	$27,914,335

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
Investments
Corporate Bonds*	$—	$46,762,791	$—	$46,762,791

Total Investments	$—	$46,762,791	$—	$46,762,791

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$12,254,022	$—	$12,254,022
Corporate Bonds*	—	393,694,486	—	393,694,486
Municipal Bonds	—	7,685,926	—	7,685,926
Foreign Government Securities	—	806,591	—	806,591
Short-Term Investments	—	17,905,881	—	17,905,881

Total Investments	$—	$432,346,906	$—	$432,346,906

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds	$135,829,394	$—	$—	$135,829,394
Short-Term Investments	—	999,234	—	999,234

Total Investments	$135,829,394	$999,234	$—	$136,828,628

*	See Schedules of Investments for segregation by industry type.